UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2016

Date of reporting period: June 30, 2016

Item 1.     Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.9%

Consumer Discretionary — 13.3%
Amazon.com, Cl A *	30,970	$22,163
Bed Bath & Beyond (A)	47,030	2,033
Best Buy	147,911	4,526
Chipotle Mexican Grill, Cl A *(A)	12,729	5,127
Darden Restaurants	37,892	2,400
Dillard’s, Cl A (A)	75,372	4,568
Discovery Communications, Cl C *	393,271	9,380
Dollar General	30,070	2,827
Domino’s Pizza	20,961	2,754
General Motors	1,067,738	30,217
Genuine Parts (A)	40,994	4,151
Goodyear Tire & Rubber	399,199	10,243
Graham Holdings, Cl B (A)	4,831	2,365
Home Depot	65,210	8,327
Interpublic Group	101,740	2,350
Kohl’s (A)	213,535	8,097
L Brands	254,873	17,110
Lear	33,346	3,393
Liberty Global, Cl A *	321,315	9,337
Liberty Global, Cl C *	144,008	4,126
Liberty Global LiLAC *	58,058	1,877
Liberty Interactive QVC Group, Cl A *	1,021,874	25,925
Lowe’s	26,820	2,123
Macy’s (A)	630,712	21,198
Marriott International, Cl A (A)	48,727	3,238
Michael Kors Holdings *(A)	189,507	9,377
MSG Networks *	136,780	2,098
NetFlix *(A)	71,451	6,536
Nike, Cl B	121,080	6,684
Omnicom Group	144,228	11,753
Priceline Group *	1,712	2,137
Ross Stores	67,567	3,830
Target, Cl A	56,344	3,934
TJX (A)	50,220	3,878
Toyota Motor ADR	32,746	3,274
TripAdvisor *(A)	292,134	18,784
Tupperware Brands (A)	41,393	2,330
Viacom, Cl B (A)	246,141	10,207
Whirlpool	34,473	5,745
Yum! Brands	51,618	4,280

		304,702

Consumer Staples — 7.0%
Altria Group	99,811	6,883
Anheuser-Busch InBev ADR	64,282	8,465
Archer-Daniels-Midland (A)	107,617	4,616
Bunge (A)	59,617	3,526
Clorox	34,077	4,716
Constellation Brands, Cl A	78,218	12,937
Costco Wholesale	39,694	6,234
Dr Pepper Snapple Group	24,589	2,376

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
General Mills (A)	90,000	$6,419
Hershey (A)	39,205	4,449
Ingredion	66,323	8,583
JM Smucker	31,185	4,753
Kimberly-Clark	21,539	2,961
Kroger	235,396	8,660
Mead Johnson Nutrition, Cl A	37,876	3,437
PepsiCo	25,183	2,668
Philip Morris International	64,422	6,553
Procter & Gamble (A)	80,646	6,828
Reynolds American	47,673	2,571
Tyson Foods, Cl A (A)	209,918	14,021
Walgreens Boots Alliance	259,544	21,612
Wal-Mart Stores	225,593	16,473

		159,741

Energy — 5.1%
Anadarko Petroleum, Cl A	39,819	2,120
Apache (A)	97,302	5,417
BP ADR	210,714	7,482
California Resources *	1,590	19
Canadian Natural Resources	132,778	4,093
Chevron	38,574	4,044
Concho Resources *	21,883	2,610
Devon Energy	527,315	19,115
EOG Resources (A)	50,750	4,234
Exxon Mobil	44,105	4,134
Helmerich & Payne (A)	93,588	6,283
HollyFrontier (A)	91,778	2,182
Marathon Petroleum	267,580	10,157
Occidental Petroleum	57,720	4,361
PBF Energy, Cl A	266,934	6,348
Phillips 66 (A)	78,749	6,248
PrairieSky Royalty	2,656	50
Royal Dutch Shell ADR, Cl A	161,764	8,933
Southwestern Energy *(A)	613,368	7,716
Tesoro	29,203	2,188
Valero Energy	190,804	9,731

		117,465

Financials — 16.0%
Aflac (A)	243,578	17,577
Allstate	114,888	8,036
American Financial Group	46,730	3,455
Ameriprise Financial (A)	31,220	2,805
Annaly Capital Management ‡	595,236	6,589
Assurant	54,205	4,678
Axis Capital Holdings	41,630	2,290
Bank of America	2,327,751	30,889
Berkshire Hathaway, Cl B *	153,865	22,278
Blackstone Group (B)	84,851	2,082
Capital One Financial	33,400	2,121

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CBL & Associates Properties ‡(A)	176,542	$1,644
Citigroup	288,601	12,234
Crown Castle International ‡(A)	340,519	34,539
Cullen/Frost Bankers (A)	39,240	2,501
Discover Financial Services	188,260	10,089
Equinix ‡(A)	48,162	18,674
Everest Re Group	65,148	11,901
Fifth Third Bancorp	119,344	2,099
Hatteras Financial ‡	293,878	4,820
Intercontinental Exchange (A)	61,516	15,746
JPMorgan Chase	598,828	37,211
KeyCorp (A)	185,598	2,051
KKR (B)	406,668	5,018
MetLife (A)	582,294	23,193
Moody’s	64,407	6,036
Popular	70,009	2,051
Prudential Financial (A)	40,530	2,891
Radian Group	184,980	1,927
Regions Financial	273,089	2,324
Reinsurance Group of America, Cl A (A)	24,053	2,333
Santander Consumer USA Holdings *(A)	245,531	2,536
State Street	71,598	3,861
SunTrust Banks	173,071	7,110
Synchrony Financial *	167,217	4,227
T. Rowe Price Group (A)	53,278	3,888
Travelers (A)	151,864	18,078
Two Harbors Investment ‡	838,773	7,180
Unum Group (A)	64,466	2,049
Validus Holdings	46,972	2,282
Voya Financial	500,527	12,393

		365,686

Health Care — 13.6%
Abbott Laboratories (A)	65,397	2,571
AbbVie	153,656	9,513
Aetna, Cl A	46,864	5,724
Allergan *	110,035	25,428
AmerisourceBergen	102,993	8,169
Amgen, Cl A	43,295	6,587
Anthem	59,518	7,817
Baxter International (A)	142,750	6,455
Becton Dickinson	13,822	2,344
Biogen *	140,680	34,019
C.R. Bard	39,918	9,387
Cardinal Health	43,556	3,398
Celgene, Cl A *	210,127	20,725
Community Health Systems *	158,740	1,913
DENTSPLY SIRONA	196,728	12,205
Gilead Sciences (A)	181,651	15,153
HCA Holdings *	87,890	6,768
Illumina *	45,043	6,323
Intuitive Surgical *	5,484	3,627

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Johnson & Johnson (A)	201,488	$24,440
Mallinckrodt *	49,493	3,008
Merck (A)	294,057	16,941
Mettler Toledo International *	6,209	2,266
Mylan *	130,843	5,658
Novo Nordisk ADR (A)	141,033	7,585
Pfizer	417,434	14,698
Quest Diagnostics	35,560	2,895
Regeneron Pharmaceuticals *(A)	16,851	5,885
Shire ADR	1	—
Teleflex	14,067	2,494
Teva Pharmaceutical Industries ADR	144,171	7,242
UnitedHealth Group (A)	163,651	23,108
Vertex Pharmaceuticals *	30,745	2,645
Zimmer Biomet Holdings	36,188	4,356

		311,347

Industrials — 7.0%
3M (A)	13,663	2,393
Acuity Brands (A)	18,195	4,512
AECOM *(A)	93,990	2,986
AerCap Holdings *	137,561	4,621
Alaska Air Group	38,235	2,229
American Airlines Group	122,191	3,459
Babcock & Wilcox Enterprises *	119,848	1,760
BE Aerospace	50,786	2,345
Boeing (A)	55,502	7,208
BWX Technologies, Cl W	69,574	2,489
C.H. Robinson Worldwide	29,583	2,196
Carlisle	37,822	3,997
Caterpillar, Cl A	28,301	2,145
Chicago Bridge & Iron (A)	87,002	3,013
Deere (A)	52,256	4,235
Delta Air Lines, Cl A	480,898	17,519
Eaton	283,376	16,926
Equifax	21,450	2,754
Huntington Ingalls Industries, Cl A	50,310	8,454
Lennox International (A)	35,912	5,121
Manitowoc	452,233	2,465
Masco	97,863	3,028
Nielsen Holdings (A)	202,923	10,546
Norfolk Southern	29,300	2,494
Northrop Grumman	51,209	11,383
Oshkosh Truck (A)	67,454	3,218
Southwest Airlines, Cl A (A)	58,970	2,312
Spirit AeroSystems Holdings, Cl A *	49,465	2,127
SPX FLOW *	38,976	1,016
Terex	143,870	2,922
TransDigm Group *(A)	25,439	6,708
Triumph Group	257,987	9,158

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Continental Holdings *(A)	65,884	$2,704

		160,443

Information Technology — 22.7%
Activision Blizzard (A)	189,383	7,505
Akamai Technologies *	40,217	2,249
Alphabet, Cl A *	69,603	48,968
Alphabet, Cl C *	14,792	10,238
Amdocs	132,826	7,667
Apple	136,529	13,052
Applied Materials	310,250	7,437
Automatic Data Processing	41,746	3,835
Avnet	72,898	2,953
Brocade Communications Systems (A)	416,344	3,822
CA	43,400	1,425
Cisco Systems (A)	604,482	17,343
Citrix Systems *(A)	30,587	2,450
CoreLogic *	20,500	789
eBay *(A)	953,860	22,330
Electronic Arts *(A)	297,653	22,550
EMC	146,521	3,981
Facebook, Cl A *	376,688	43,048
FleetCor Technologies *	43,054	6,162
Global Payments	47,111	3,363
Hewlett Packard Enterprise	893,305	16,321
HP	426,403	5,351
Ingram Micro, Cl A *	114,531	3,983
Intel	415,569	13,631
International Business Machines	78,683	11,942
Intuit	171,815	19,176
Juniper Networks	95,031	2,137
Keysight Technologies *	151,418	4,405
Lam Research (A)	62,632	5,265
MasterCard, Cl A (A)	174,423	15,360
Microchip Technology (A)	55,400	2,812
Micron Technology *(A)	1,348,854	18,560
Microsoft (A)	803,100	41,095
PayPal Holdings *(A)	429,024	15,664
Qualcomm (A)	781,155	41,846
salesforce.com *(A)	94,799	7,528
Tencent Holdings ADR	290,699	6,677
Texas Instruments (A)	66,904	4,192
Visa, Cl A (A)	585,914	43,457
Western Digital	66,700	3,152
Xerox (A)	377,155	3,579
Zynga, Cl A *	735,281	1,831

		519,131

Materials — 3.6%
Cabot	80,518	3,676
Cemex ADR *	793,275	4,895
Eastman Chemical	151,183	10,265

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ecolab (A)	43,203	$5,124
Huntsman (A)	143,031	1,924
International Paper (A)	276,851	11,733
Louisiana-Pacific *(A)	159,566	2,769
LyondellBasell Industries, Cl A	121,788	9,063
Mosaic (A)	404,371	10,586
Reliance Steel & Aluminum (A)	109,912	8,452
Sherwin-Williams, Cl A (A)	44,215	12,985

		81,472

Telecommunication Services — 1.3%
SBA Communications, Cl A *	47,570	5,135
Verizon Communications (A)	454,106	25,357

		30,492

Utilities — 3.3%
AGL Resources	98,533	6,500
Ameren	62,345	3,341
American Electric Power	213,007	14,930
Entergy	143,257	11,654
Exelon	518,548	18,854
Public Service Enterprise Group	431,754	20,124

		75,403
Total Common Stock (Cost $1,854,934) ($ Thousands)		2,125,882

AFFILIATED PARTNERSHIP — 10.9%
SEI Liquidity Fund, L.P.
0.430% **†(C)	248,982,544	248,983
Total Affiliated Partnership (Cost $248,983) ($ Thousands)		248,983

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.182%, 08/18/2016 (D)(E)	$1,400	1,399

Total U.S. Treasury Obligation (Cost $1,400) ($ Thousands)		1,399

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 6.9%
SEI Daily Income Trust, Government Fund, Cl A
0.170% **†	158,073,301	$158,073

Total Cash Equivalent (Cost $158,073) ($ Thousands)		158,073

Total Investments — 110.8% (Cost $2,263,390) ($ Thousands) @		$2,534,337

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	270	Sep-2016	$1,281
S&P Mid Cap 400 Index E-MINI	23	Sep-2016	185

			$1,466

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages	are based on a Net Assets of $2,287,071 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $247,161 ($ Thousands).
(B)	Security is a Master Limited Partnership. At June 30, 2016, such securities amounted to $7,100 ($ Thousands), or 0.31% of Net Assets.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2016 was $248,983 ($Thousands).
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(E)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P— Standard & Poor’s

SPX — Standard & Poor’s 500 Index

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $2,263,390 ($ Thousands), and the unrealized appreciation and depreciation were $358,332 ($ Thousands) and $(87,385) ($ Thousands), respectively.

The following is a list of the levels of inputs used as of June 30, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,125,882	$–	$–	$2,125,882
Affiliated Partnership	–	248,983	–	248,983
U.S. Treasury Obligation	–	1,399	–	1,399
Cash Equivalent	158,073	–	–	158,073

Total Investments in Securities	$2,283,955	$250,382	$–	$2,534,337

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,466	$—	$—	$1,466

Total Other Financial Instruments	$1,466	$—	$—	$1,466

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 06/30/2016	Dividend Income
SEI Liquidity Fund, L.P.	$ 36,418	$ 1,948,644	$ (1,736,079)	$ 248,983	$ 302
SEI Daily Income Trust, Prime Obligation Fund, Class A	189,621	327,256	(516,877)	—	127
SEI Daily Income Trust, Government Fund, Class A	—	193,916	(35,843)	158,073	8

Totals	$ 226,039	$ 2,469,816	$ (2,288,799)	$ 407,056	$ 437

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Large Cap Value Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.0%

Consumer Discretionary — 9.7%
Best Buy	127,080	$3,889
Brinker International	71,546	3,257
Carnival	36,000	1,591
Dillard’s, Cl A	59,063	3,579
Dollar General	77,782	7,312
Ford Motor	285,339	3,587
GameStop, Cl A (A)	66,203	1,760
General Motors	851,446	24,096
Goodyear Tire & Rubber	381,961	9,801
Harley-Davidson, Cl A (A)	26,905	1,219
Kohl’s	176,924	6,709
Lear	39,271	3,996
Lowe’s	29,259	2,316
Macy’s	442,430	14,870
Michael Kors Holdings *	122,492	6,061
Omnicom Group	106,508	8,679
Target, Cl A	24,012	1,677
Toyota Motor ADR	33,518	3,351
Tupperware Brands	48,929	2,754
Viacom, Cl B	217,141	9,005
Whirlpool	42,174	7,028

		126,537

Consumer Staples — 6.8%
Archer-Daniels-Midland	35,965	1,543
Bunge	29,116	1,722
Clorox	10,946	1,515
CVS Health	111,992	10,722
Ingredion	70,954	9,182
JM Smucker	50,448	7,689
Kimberly-Clark	30,306	4,166
Kroger	76,131	2,801
Philip Morris International	139,428	14,183
Pilgrim’s Pride *	79,726	2,031
Procter & Gamble	86,669	7,338
Reynolds American	103,388	5,576
Tyson Foods, Cl A	193,584	12,930
Wal-Mart Stores	94,895	6,929

		88,327

Energy — 10.1%
Anadarko Petroleum, Cl A	52,763	2,810
Apache	54,557	3,037
BP ADR (A)	228,659	8,120
Canadian Natural Resources	107,922	3,327
Chevron	138,005	14,467
Devon Energy	360,383	13,064
Ensco, Cl A	118,106	1,147
Exxon Mobil	158,532	14,861
Helmerich & Payne (A)	106,797	7,169
HollyFrontier	114,047	2,711

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Marathon Petroleum	202,420	$7,684
Newfield Exploration *	40,017	1,768
Occidental Petroleum	146,728	11,087
Oceaneering International, Cl A	42,581	1,271
PBF Energy, Cl A	228,369	5,430
Phillips 66	112,356	8,914
PrairieSky Royalty	2,158	40
Royal Dutch Shell ADR, Cl A	142,157	7,850
Southwestern Energy *(A)	507,738	6,387
Tesoro	26,013	1,949
Valero Energy	157,522	8,034

		131,127

Financials — 23.5%
Aflac	173,489	12,519
Allstate	107,848	7,544
Ally Financial *	70,898	1,210
American Capital Agency, Cl A ‡	94,520	1,873
American Express	36,941	2,244
American Financial Group	22,794	1,685
Ameriprise Financial	29,033	2,609
Annaly Capital Management ‡	634,500	7,024
Assurant	19,613	1,693
Axis Capital Holdings	30,104	1,656
Bank of America	2,209,252	29,317
Berkshire Hathaway, Cl B *	60,939	8,823
Blackstone Group (B)	119,495	2,932
Brandywine Realty Trust ‡	90,795	1,525
Capital One Financial	77,623	4,930
CIT Group	58,606	1,870
Citigroup	387,484	16,425
Cullen/Frost Bankers (A)	66,431	4,234
Discover Financial Services	111,826	5,993
Everest Re Group	44,264	8,086
Fifth Third Bancorp	118,530	2,085
Goldman Sachs Group	8,298	1,233
Hatteras Financial ‡	314,211	5,153
Healthcare Trust of America, Cl A ‡	69,743	2,255
Hospitality Properties Trust ‡	169,124	4,871
Huntington Bancshares	322,922	2,887
JPMorgan Chase	522,367	32,460
KeyCorp	111,186	1,229
KKR (B)	467,232	5,766
Lincoln National	42,120	1,633
Marsh & McLennan	145,953	9,992
MetLife	612,774	24,407
MFA Financial ‡	180,592	1,313
Nasdaq, Cl A	18,895	1,222
Old Republic International	73,058	1,409
PNC Financial Services Group	134,423	10,941
Popular	108,137	3,168
Post Properties ‡	20,242	1,236

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Prudential Financial	47,585	$3,395
Radian Group	103,250	1,076
Regions Financial	276,285	2,351
Reinsurance Group of America, Cl A	51,475	4,993
Santander Consumer USA Holdings *	288,620	2,981
State Street	172,944	9,325
SunTrust Banks	240,477	9,879
Synchrony Financial *	284,307	7,187
Travelers	65,347	7,779
Two Harbors Investment ‡	317,535	2,718
Unum Group	52,306	1,663
Validus Holdings	26,659	1,295
Voya Financial	537,979	13,320

		305,414

Health Care — 14.1%
Abbott Laboratories	130,073	5,113
AbbVie	83,535	5,172
Aetna, Cl A	54,793	6,692
AmerisourceBergen	71,616	5,681
Amgen, Cl A	77,482	11,789
Anthem	54,684	7,182
Baxter International	239,274	10,820
Becton Dickinson	31,741	5,383
Biogen *	17,485	4,228
Express Scripts Holding *	41,792	3,168
Gilead Sciences	125,409	10,462
HCA Holdings *	99,215	7,640
Horizon Pharma *	129,347	2,130
Johnson & Johnson	285,481	34,629
Laboratory Corp of America Holdings *	11,245	1,465
Mallinckrodt *	48,694	2,960
Merck	216,717	12,485
Mylan *	34,765	1,503
Pfizer	488,253	17,191
Quest Diagnostics	53,172	4,329
Shire ADR	1	—
Teva Pharmaceutical Industries ADR	138,386	6,951
UnitedHealth Group	80,100	11,310
Universal Health Services, Cl B	11,111	1,490
Zimmer Biomet Holdings	30,741	3,701

		183,474

Industrials — 10.1%
3M	40,100	7,022
AECOM *	79,608	2,529
AerCap Holdings *	60,646	2,037
Alaska Air Group	26,192	1,527
American Airlines Group	152,182	4,308
Babcock & Wilcox Enterprises *	69,208	1,017
BE Aerospace	28,696	1,325
Boeing	10,922	1,418

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Carlisle	22,997	$2,430
Caterpillar, Cl A	77,700	5,890
Chicago Bridge & Iron	91,743	3,177
Deere	37,920	3,073
Delta Air Lines, Cl A	172,333	6,278
Eaton	232,294	13,875
Emerson Electric	43,695	2,279
FedEx	34,961	5,306
Fluor	53,613	2,642
General Electric	104,941	3,304
Illinois Tool Works	87,772	9,142
JetBlue Airways *	99,671	1,651
Lockheed Martin	19,260	4,780
Manitowoc (A)	210,540	1,148
ManpowerGroup	16,193	1,042
Northrop Grumman	56,505	12,560
Oshkosh Truck	38,255	1,825
Owens Corning	54,642	2,815
Raytheon	16,580	2,254
RR Donnelley & Sons	79,864	1,351
Terex	146,682	2,979
Trinity Industries	98,589	1,831
Triumph Group	229,855	8,160
Waste Management	24,185	1,603
WW Grainger	38,001	8,636

		131,214

Information Technology — 11.3%
Activision Blizzard	44,942	1,781
Applied Materials	206,435	4,948
Arrow Electronics, Cl A *	23,777	1,472
Automatic Data Processing	103,513	9,510
Avnet	48,618	1,970
Brocade Communications Systems	436,293	4,005
CA	43,393	1,425
Cisco Systems	404,069	11,593
CSRA	90,912	2,130
EMC	137,798	3,744
Harris	30,285	2,527
Hewlett Packard Enterprise	746,015	13,630
HP	368,743	4,628
Ingram Micro, Cl A *	143,822	5,002
Intel	435,126	14,272
International Business Machines	37,199	5,646
Juniper Networks	75,740	1,703
Keysight Technologies *	167,867	4,883
Lam Research (A)	52,219	4,390
Microchip Technology (A)	175,796	8,923
Micron Technology *	1,208,802	16,633
Microsoft	39,328	2,012
Nuance Communications *	67,079	1,048
Qualcomm	229,873	12,314

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Large Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Seagate Technology (A)	38,770	$944
Symantec, Cl A	74,539	1,531
Tech Data *	17,949	1,290
Western Digital	47,670	2,253
Xerox	156,021	1,481

		147,688

Materials — 4.6%
Cabot	26,288	1,200
Cemex ADR *	594,035	3,665
Domtar	33,526	1,174
Dow Chemical, Cl A	148,129	7,363
Eastman Chemical	134,721	9,148
Huntsman	157,022	2,112
Ingevity *	62,007	2,111
International Paper	264,977	11,230
Louisiana-Pacific *	129,114	2,240
Mosaic	319,081	8,353
Owens-Illinois *	63,621	1,146
Reliance Steel & Aluminum	120,206	9,244
Sonoco Products	28,379	1,409

		60,395

Telecommunication Services — 1.6%
AT&T	97,769	4,225
China Mobile ADR	69,040	3,997
T-Mobile US *	41,379	1,791
Verizon Communications	202,425	11,303

		21,316

Utilities — 5.2%
Ameren	89,535	4,797
American Electric Power	149,051	10,447
Atmos Energy	37,934	3,085
Edison International	57,905	4,497
Entergy	127,953	10,409
Exelon	452,364	16,448
FirstEnergy	34,489	1,204
Public Service Enterprise Group	299,049	13,939
UGI	28,205	1,276
Vectren	25,472	1,342

		67,444

Total Common Stock (Cost $1,138,978) ($ Thousands)		1,262,936

AFFILIATED PARTNERSHIP — 2.9%
SEI Liquidity Fund, L.P.
0.430% **†(C)	37,769,871	37,770

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP (continued)

Total Affiliated Partnership (Cost $37,770) ($ Thousands)		$37,770

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl A
0.170% **†	36,176,776	36,177

Total Cash Equivalent (Cost $36,177) ($ Thousands)		36,177

Total Investments — 102.7% (Cost $1,212,925) ($ Thousands) @		$1,336,883

Percentages are based on a Net Assets of $1,301,460 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $37,370 ($ Thousands).
(B)	Security is a Master Limited Partnership. At June 30, 2016, such securities amounted to $8,698 ($ Thousands), or 0.67% of Net Assets.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2016 was $37,770 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

@ At June 30, 2016 the tax basis cost of the Fund’s investments was $1,212,925 ($ Thousands), and the unrealized appreciation and depreciation were $190,631 ($ Thousands) and $(66,673) ($ Thousands), respectively.

The following is a list of the level of inputs used as of June 30, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$1,262,936	$–	$–	$1,262,936
Affiliated Partnership	–	37,770	–	37,770
Cash Equivalent	36,177	–	–	36,177

Total Investments in Securities	$1,299,113	$37,770	$–	$1,336,883

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended June 30, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Large Cap Value Fund (Concluded)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 6/30/2016	Dividend Income

SEI Liquidity Fund, L.P.	$33,726	$269,908	$(265,864)	$37,770	$ 218
SEI Daily Income Trust, Prime Obligation Fund, Class A	71,835	232,456	(304,291)	—	67
SEI Daily Income Trust, Government Fund, Class A	—	54,851	(18,674)	36,177	4

Totals	$105,561	$557,215	$(588,829)	$73,947	$ 289

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Large Cap Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† — 95.9%

Consumer Discretionary — 17.3%
Amazon.com, Cl A *	48,479	$34,693
Chipotle Mexican Grill, Cl A *	18,778	7,563
Discovery Communications, Cl C *	646,232	15,413
Dollar General	33,449	3,144
Domino’s Pizza	86,158	11,319
H&R Block	89,890	2,067
Home Depot	86,782	11,081
Interpublic Group	62,328	1,440
L Brands	387,428	26,008
Lear	13,283	1,352
Liberty Global, Cl A *	418,102	12,150
Liberty Global, Cl C *	383,527	10,988
Liberty Global LiLAC *	124,173	4,017
Liberty Interactive QVC Group, Cl A *	1,254,756	31,833
Michael Kors Holdings *	26,171	1,295
NetFlix *	114,745	10,497
Nike, Cl B	257,618	14,220
Nordstrom (A)	44,309	1,686
NVR *	1,280	2,279
Priceline Group *	7,892	9,852
TJX	18,669	1,442
TripAdvisor *	424,831	27,317

		241,656

Consumer Staples — 8.4%
Altria Group	66,956	4,617
Anheuser-Busch InBev ADR	87,507	11,523
Clorox	55,344	7,659
Constellation Brands, Cl A	123,902	20,493
Costco Wholesale	103,878	16,313
Dr Pepper Snapple Group	63,439	6,130
Kroger	44,739	1,646
Mead Johnson Nutrition, Cl A	58,776	5,334
Philip Morris International	20,199	2,055
SYSCO, Cl A	26,613	1,350
Walgreens Boots Alliance	483,157	40,233

		117,353

Energy — 0.8%
Concho Resources *	31,314	3,735
EOG Resources	84,115	7,017

		10,752

Financials — 8.5%
Berkshire Hathaway, Cl B *	128,015	18,535
CBOE Holdings	79,985	5,329
Crown Castle International ‡	438,763	44,504
Equinix ‡	60,458	23,441
Intercontinental Exchange	104,133	26,654

		118,463

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)

Health Care — 16.2%
Allergan *	167,632	$38,738
AmerisourceBergen	51,830	4,111
Becton Dickinson	68,137	11,555
Biogen *	120,705	29,189
Boston Scientific *	228,385	5,337
C.R. Bard	6,093	1,433
Cardinal Health	16,126	1,258
Celgene, Cl A *	382,616	37,738
DENTSPLY SIRONA	324,826	20,152
Gilead Sciences	37,924	3,164
Illumina *	61,671	8,657
Intuitive Surgical *	16,129	10,668
Novo Nordisk ADR	327,855	17,632
Quintiles Transnational Holdings *	22,111	1,444
Regeneron Pharmaceuticals *	12,220	4,268
UnitedHealth Group	203,310	28,707
Vertex Pharmaceuticals *	20,517	1,765

		225,816

Industrials — 5.1%
Acuity Brands	24,066	5,968
C.H. Robinson Worldwide	63,046	4,681
Delta Air Lines, Cl A	128,351	4,676
Honeywell International	40,000	4,653
Huntington Ingalls Industries, Cl A	11,425	1,920
JB Hunt Transport Services	30,355	2,457
Lennox International	30,779	4,389
Nielsen Holdings	405,162	21,056
Norfolk Southern	89,217	7,595
Robert Half International	34,494	1,316
Toro	34,887	3,077
TransDigm Group *	38,588	10,175

		71,963

Information Technology — 36.7%
Activision Blizzard	270,819	10,733
Alphabet, Cl A *	91,830	64,605
Alphabet, Cl C *	28,869	19,980
Apple	199,466	19,069
Applied Materials	260,662	6,248
eBay *	1,136,296	26,601
Electronic Arts *	450,685	34,144
F5 Networks, Cl A *	14,878	1,694
Facebook, Cl A *	505,715	57,793
Fiserv, Cl A *	37,023	4,026
FleetCor Technologies *	77,212	11,051
Gartner *	15,893	1,548
Global Payments	84,864	6,058
Intuit	205,172	22,899
Jack Henry & Associates	49,499	4,320
Linear Technology	115,107	5,356

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Large Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
MasterCard, Cl A	293,441	$25,840
Microsoft	958,343	49,038
PayPal Holdings *	731,697	26,714
Qualcomm	658,217	35,261
salesforce.com *	111,289	8,838
Tencent Holdings ADR	458,005	10,520
Visa, Cl A	823,957	61,113

		513,449

Materials — 1.9%
Ecolab	76,994	9,131
Sherwin-Williams, Cl A	58,970	17,318

		26,449

Telecommunication Services — 1.0%
SBA Communications, Cl A *	94,889	10,242
Verizon Communications	76,158	4,253

		14,495

Total Common Stock (Cost $1,088,442) ($ Thousands)		1,340,396

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P.
0.430% **†(B)	1,715,272	1,715

Total Affiliated Partnership (Cost $1,715) ($ Thousands)		1,715

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.290%, 08/18/2016 (C)	$400	400

Total U.S. Treasury Obligation
(Cost $400) ($ Thousands)		400

	Shares

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Government Fund, Cl A
0.170% **†	55,862,389	55,862

Total Cash Equivalent

(Cost $55,862) ($ Thousands)		55,862

Total Investments — 100.1%
(Cost $1,146,419) ($ Thousands) @		$1,398,373

Percentages are based on a Net Assets of $1,397,408 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2016.
†	Investment in Affiliated Security.
††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $1,686 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2016 was $1,715 ($ Thousands).
(C)	The rate reported is the effective yield at time of purchase.

ADR	— American Depositary Receipt
Cl	— Class

@	At June 30, 2016 the tax basis cost of the Fund’s investments was $1,146,419 ($ Thousands), and the unrealized appreciation and depreciation were $285,144 ($ Thousands) and $(33,190) ($ Thousands), respectively.

The following is a list of the level of inputs used as of June 30, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$1,340,396	$–	$–	$1,340,396
Affiliated Partnership	–	1,715	–	1,715
U.S. Treasury Obligation	–	400	–	400
Cash Equivalent	55,862	–	–	55,862

Total Investments in Securities	$1,396,258	$2,115	$–	$1,398,373

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended June 30, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Large Cap Growth Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 6/30/2016	Dividend Income

SEI Liquidity Fund, L.P.	$ 5,199	$ 103,481	$ (106,965)	$ 1,715	$ 32
SEI Daily Income Trust, Government Fund, Class A	—	89,553	(33,691)	55,862	77
SEI Daily Income Trust, Prime Obligation Fund, Class A	78,356	330,288	(408,644)	—	5

Totals	$ 83,555	$ 523,322	$ (549,300)	$ 57,577	$ 114

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Tax-Managed Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.1%

Consumer Discretionary — 12.8%
Amazon.com, Cl A *	52,038	$37,239
Bed Bath & Beyond	65,506	2,831
Best Buy	186,465	5,706
Brinker International	22,523	1,025
Carnival	20,442	904
Charter Communications, Cl A *	29,337	6,708
Chipotle Mexican Grill, Cl A *	11,530	4,644
Comcast, Cl A	81,471	5,311
Darden Restaurants	34,626	2,193
Delphi Automotive	91,343	5,718
Dillard’s, Cl A	27,429	1,662
Discovery Communications, Cl C *	334,348	7,974
Dollar General	138,434	13,013
Domino’s Pizza	25,114	3,299
Ford Motor	249,297	3,134
GameStop, Cl A	89,722	2,385
General Motors	891,663	25,234
Genuine Parts	2,400	243
Goodyear Tire & Rubber	63,348	1,625
Graham Holdings, Cl B	809	396
Groupon, Cl A *	347,146	1,128
Harley-Davidson, Cl A	30,157	1,366
Home Depot	118,848	15,176
International Game Technology	79,819	1,496
Interpublic Group	55,709	1,287
L Brands	328,140	22,028
Lear	115,549	11,758
Liberty Global, Cl A *	365,212	10,613
Liberty Global, Cl C *	388,074	11,118
Liberty Global LiLAC *	93,987	3,043
Liberty Interactive QVC Group, Cl A *	863,560	21,908
Lowe’s	80,608	6,382
Macy’s	268,630	9,029
Magna International, Cl A	103,928	3,645
Marriott International, Cl A (A)	40,040	2,661
Michael Kors Holdings *	279,901	13,849
Murphy USA *	24,225	1,797
NetFlix *	114,315	10,458
Nike, Cl B	329,743	18,202
Omnicom Group	200,288	16,321
Priceline Group *	8,473	10,578
Ross Stores	84,479	4,789
Scripps Networks Interactive, Cl A	47,450	2,955
Starbucks	227,286	12,983
Target, Cl A	65,000	4,538
TEGNA	153,973	3,568
Time Warner	41,985	3,088
TJX	136,916	10,574
TopBuild *	51,618	1,869
Toyota Motor ADR	61,534	6,153
Tractor Supply	21,556	1,965

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TripAdvisor *	276,109	$17,754
Tupperware Brands	23,059	1,298
Viacom, Cl B	302,807	12,557
Walt Disney	94,000	9,195
Whirlpool	68,064	11,342
Wyndham Worldwide	35,623	2,537
Yum! Brands	89,577	7,428

		439,680

Consumer Staples — 7.9%
Altria Group	127,397	8,785
Anheuser-Busch InBev ADR	94,148	12,397
Archer-Daniels-Midland	148,154	6,354
Bunge	31,232	1,847
Clorox	53,141	7,354
Coca-Cola	84,125	3,813
ConAgra Foods	54,663	2,614
Constellation Brands, Cl A	84,705	14,010
Costco Wholesale	122,223	19,194
CVS Health	205,772	19,701
Dr Pepper Snapple Group	25,908	2,504
General Mills	65,343	4,660
Hershey	3,593	408
Hormel Foods	41,232	1,509
Ingredion	48,351	6,257
JM Smucker	48,133	7,336
Kimberly-Clark	51,071	7,021
Kraft Heinz	13,143	1,163
Kroger	530,992	19,535
Mead Johnson Nutrition, Cl A	88,188	8,003
Mondelez International, Cl A	122,182	5,561
PepsiCo	3,825	405
Philip Morris International	115,139	11,712
Pilgrim’s Pride *	79,664	2,030
Procter & Gamble	80,986	6,857
Reynolds American	242,984	13,104
Tyson Foods, Cl A	359,376	24,003
Walgreens Boots Alliance	411,465	34,263
Wal-Mart Stores	276,893	20,219

		272,619

Energy — 5.7%
Anadarko Petroleum, Cl A	28,538	1,520
Apache	141,776	7,893
BP ADR (A)	381,237	13,538
California Resources *	—	—
Canadian Natural Resources	336,204	10,365
Chevron	213,036	22,332
Cimarex Energy	30,092	3,590
Concho Resources *	34,048	4,061
Devon Energy	785,478	28,474
Ensco, Cl A	100,603	977

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EP Energy, Cl A *(A)	537,051	$2,782
Exxon Mobil	164,776	15,446
Helmerich & Payne (A)	68,051	4,568
Hess	52,408	3,150
Marathon Oil	290,425	4,359
Marathon Petroleum	270,012	10,250
Noble	297,299	2,450
Occidental Petroleum	33,020	2,495
PBF Energy, Cl A	71,707	1,705
Phillips 66	151,255	12,000
PrairieSky Royalty	6,724	126
Royal Dutch Shell ADR, Cl A	122,051	6,740
Southwestern Energy *(A)	1,163,610	14,638
Teekay Shipping (A)	507,324	3,617
Tesoro	64,838	4,858
Valero Energy	253,416	12,924
Williams *	53,995	1,168

		196,026

Financials — 15.2%
Aflac	255,654	18,448
Allstate	107,997	7,554
Ally Financial *	97,112	1,658
American Financial Group	39,790	2,942
American International Group	232,082	12,275
Ameriprise Financial	82,444	7,408
Annaly Capital Management ‡	148,589	1,645
Aspen Insurance Holdings	22,406	1,039
Assurant	132,522	11,438
Bank of America	2,378,236	31,559
BB&T	41,703	1,485
Berkshire Hathaway, Cl B *	148,096	21,443
Blackstone Group (B)	181,190	4,446
Brandywine Realty Trust ‡	185,374	3,114
Capital One Financial	113,167	7,187
CBRE Group, Cl A *	53,002	1,404
CIT Group	43,606	1,391
Citigroup	379,987	16,108
CME Group	87,815	8,553
Columbia Property Trust ‡	46,664	999
Corporate Office Properties Trust ‡	203,059	6,004
Corrections Corp of America ‡	92,133	3,227
Crown Castle International ‡	335,356	34,015
Cullen/Frost Bankers (A)	37,402	2,384
Discover Financial Services	241,586	12,947
Duke Realty ‡	39,386	1,050
Equinix ‡	48,540	18,820
Everest Re Group	57,218	10,452
Fifth Third Bancorp	478,279	8,413
Goldman Sachs Group	21,644	3,216
Hartford Financial Services Group	101,910	4,523
Hatteras Financial ‡	172,392	2,827

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hospitality Properties Trust ‡	97,540	$2,809
Host Hotels & Resorts ‡	74,075	1,201
Huntington Bancshares	321,477	2,874
Intercontinental Exchange	76,691	19,630
JPMorgan Chase	651,575	40,489
KeyCorp	816,571	9,023
KKR (B)	228,018	2,814
Lincoln National	182,558	7,078
Marsh & McLennan	102,651	7,027
MetLife	287,499	11,451
MFA Financial ‡	161,550	1,174
Moody’s	22,296	2,089
Morgan Stanley	274,014	7,119
Nasdaq, Cl A	45,000	2,910
PNC Financial Services Group	124,968	10,171
Popular	193,445	5,668
Principal Financial Group, Cl A	92,018	3,783
Progressive	109,732	3,676
Prudential Financial	151,461	10,805
Public Storage ‡	4,106	1,049
Regions Financial	627,216	5,338
Reinsurance Group of America, Cl A	61,098	5,926
S&P Global	23,272	2,496
Santander Consumer USA Holdings *	533,543	5,512
Simon Property Group ‡	6,723	1,458
Starwood Property Trust ‡	153,603	3,183
State Street	81,577	4,399
SunTrust Banks	142,000	5,833
Synchrony Financial *	39,416	996
T. Rowe Price Group	60,474	4,413
Travelers	120,419	14,335
Two Harbors Investment ‡	577,366	4,942
Unum Group	155,168	4,933
Validus Holdings	28,272	1,374
Voya Financial	444,677	11,010
Wells Fargo	427,725	20,244
Weyerhaeuser ‡	41,353	1,231

		520,437

Health Care — 13.6%
Abbott Laboratories	99,343	3,905
AbbVie	210,981	13,062
Aetna, Cl A	79,792	9,745
Allergan *	91,397	21,121
AmerisourceBergen	97,471	7,731
Amgen, Cl A	120,417	18,322
Anthem	91,456	12,012
Baxter International	180,158	8,147
Becton Dickinson	43,764	7,422
Biogen *	119,378	28,868
Boston Scientific *	218,646	5,110
Bruker BioSciences	43,669	993

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
C.R. Bard	30,808	$7,245
Cardinal Health	83,112	6,484
Celgene, Cl A *	328,637	32,414
Centene *	59,019	4,212
Charles River Laboratories International *	14,173	1,168
Cigna	68,071	8,712
Community Health Systems *	99,619	1,200
DENTSPLY SIRONA	184,854	11,468
Edwards Lifesciences, Cl A *	47,124	4,700
Express Scripts Holding *	21,806	1,653
Gilead Sciences	277,291	23,132
HCA Holdings *	144,187	11,104
Hologic *	34,000	1,176
Horizon Pharma *	196,339	3,234
Humana	44,504	8,005
Idexx Laboratories *	72,356	6,719
Illumina *	43,284	6,076
Intrexon *(A)	113,269	2,788
Intuitive Surgical *	7,226	4,779
Jazz Pharmaceuticals *	26,642	3,765
Johnson & Johnson	224,386	27,218
Mallinckrodt *	75,667	4,599
McKesson	33,384	6,231
Medivation *	21,649	1,305
Merck	270,651	15,592
Mettler Toledo International *	6,265	2,286
Mylan *	206,748	8,940
Novo Nordisk ADR	237,844	12,791
Pfizer	706,138	24,863
Quest Diagnostics	12,728	1,036
Regeneron Pharmaceuticals *	31,711	11,074
Shire ADR	1	—
Teva Pharmaceutical Industries ADR	320,981	16,123
United Therapeutics *	47,682	5,051
UnitedHealth Group	183,234	25,873
Universal Health Services, Cl B	10,672	1,431
Vertex Pharmaceuticals *	42,616	3,666
Zimmer Biomet Holdings	99,929	12,030
Zoetis, Cl A	43,368	2,058

		468,639

Industrials — 7.3%
3M	52,661	9,222
Acuity Brands	17,836	4,423
AECOM *	106,835	3,394
AerCap Holdings *	231,360	7,771
AGCO	52,600	2,479
Alaska Air Group	181,446	10,576
Boeing	13,624	1,769
BWX Technologies, Cl W	37,080	1,326
C.H. Robinson Worldwide	31,918	2,370
Caterpillar, Cl A	47,565	3,606

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Chicago Bridge & Iron	66,980	$2,319
Deere	31,142	2,524
Delta Air Lines, Cl A	265,596	9,676
Eaton	280,024	16,726
FedEx	20,626	3,131
Fluor	50,000	2,464
General Dynamics	19,797	2,756
General Electric	224,840	7,078
HD Supply Holdings *	29,800	1,038
Huntington Ingalls Industries, Cl A	63,273	10,632
Illinois Tool Works	117,212	12,209
JetBlue Airways *	64,474	1,068
Lockheed Martin	35,370	8,778
Manitowoc	180,505	984
ManpowerGroup	18,167	1,169
Masco	39,457	1,221
Nielsen Holdings	241,013	12,525
Norfolk Southern	52,908	4,504
Northrop Grumman	91,694	20,382
Oshkosh Truck	98,940	4,720
Owens Corning	28,000	1,443
Raytheon	135,818	18,464
RR Donnelley & Sons	93,388	1,580
Southwest Airlines, Cl A	278,700	10,928
SPX *	206,472	3,066
SPX FLOW *	145,067	3,782
Terex	148,334	3,013
Textron	18,331	670
TransDigm Group *	7,723	2,036
Trinity Industries	90,264	1,676
Triumph Group	364,993	12,957
United Continental Holdings *	213,370	8,757
Waste Management	18,232	1,208
WW Grainger	30,341	6,895

		249,315

Information Technology — 22.7%
Accenture, Cl A	96,547	10,938
Activision Blizzard	225,719	8,945
Adobe Systems *	144,353	13,828
Akamai Technologies *	73,298	4,100
Alphabet, Cl A *	82,530	58,062
Alphabet, Cl C *	31,880	22,064
Amdocs	87,071	5,026
Apple	369,350	35,310
Applied Materials	507,844	12,173
Arrow Electronics, Cl A *	16,800	1,040
Automatic Data Processing	65,350	6,004
Avnet	36,856	1,493
Broadcom	35,768	5,558
Brocade Communications Systems	213,029	1,956
CA	81,679	2,681

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cisco Systems	518,629	$14,879
Citrix Systems *	61,566	4,931
Cognizant Technology Solutions, Cl A *	90,285	5,168
Computer Sciences	68,800	3,416
CoreLogic *	19,431	748
Corning, Cl B	234,159	4,796
DST Systems	11,635	1,355
eBay *	1,007,758	23,592
Electronic Arts *	405,843	30,747
EMC	202,941	5,514
Facebook, Cl A *	464,115	53,039
First Solar *	21,730	1,053
FleetCor Technologies *	56,775	8,126
Genpact *	160,287	4,302
Global Payments	64,141	4,578
Harris	25,220	2,104
Hewlett Packard Enterprise	1,248,924	22,818
HP	716,912	8,997
Ingram Micro, Cl A *	180,237	6,269
Intel	570,596	18,715
International Business Machines	83,790	12,718
Intuit	156,005	17,412
Jabil Circuit	58,700	1,084
Juniper Networks	10,346	233
Keysight Technologies *	318,181	9,256
Lam Research (A)	41,400	3,480
Lexmark International, Cl A	59,121	2,232
LinkedIn, Cl A *	10,951	2,072
Marvell Technology Group	578,567	5,514
MasterCard, Cl A	394,592	34,748
Microchip Technology (A)	35,826	1,818
Micron Technology *	1,950,211	26,835
Microsoft	785,111	40,174
Motorola Solutions	21,421	1,413
Oracle, Cl B	334,529	13,692
PayPal Holdings *	549,908	20,077
Qualcomm	870,754	46,646
Rackspace Hosting *	152,258	3,176
Red Hat *	16,812	1,221
salesforce.com *	126,239	10,025
Seagate Technology (A)	112,151	2,732
ServiceNow *	18,268	1,213
Symantec, Cl A	87,299	1,793
Tableau Software, Cl A *	45,010	2,202
Tech Data *	22,300	1,602
Tencent Holdings ADR	508,111	11,671
Texas Instruments	211,061	13,223
Vantiv, Cl A *	18,975	1,074
VeriSign *(A)	91,384	7,901
Visa, Cl A	658,853	48,867
Vishay Intertechnology	88,686	1,099
Western Digital	128,989	6,096

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Western Union	109,331	$2,097
Xerox	526,275	4,994
Yelp, Cl A *	51,177	1,554
Zynga, Cl A *	591,995	1,474

		777,743

Materials — 3.7%
Cabot	99,097	4,525
Celanese, Ser A	28,298	1,852
Cemex ADR *	1,750,000	10,797
Domtar	28,000	980
Dow Chemical, Cl A	250,839	12,469
Eastman Chemical	95,061	6,455
Ecolab	48,941	5,804
Freeport-McMoRan, Cl B *(A)	229,050	2,552
Huntsman	307,846	4,141
Ingevity *	14,131	481
International Paper	408,052	17,293
Louisiana-Pacific *	240,753	4,177
LyondellBasell Industries, Cl A	171,434	12,758
Mosaic	585,823	15,337
Nucor	46,516	2,298
Owens-Illinois *	225,590	4,063
Reliance Steel & Aluminum	65,718	5,054
Sealed Air	44,098	2,027
Sherwin-Williams, Cl A	39,129	11,491
Westlake Chemical	14,664	629
WestRock	84,787	3,296

		128,479

Telecommunication Services — 1.5%
AT&T	348,990	15,080
China Mobile ADR (A)	56,736	3,285
SBA Communications, Cl A *	51,639	5,574
Verizon Communications	483,896	27,021

		50,960

Utilities — 2.7%
AGL Resources	25,000	1,649
Ameren	113,300	6,071
American Electric Power	179,636	12,591
Centerpoint Energy	111,621	2,679
Edison International	234,583	18,220
Entergy	101,055	8,221
Exelon	556,944	20,250
FirstEnergy	152,515	5,324
NiSource	42,700	1,132
Public Service Enterprise Group	301,710	14,063

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Tax-Managed Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UGI	35,000	$1,584

		91,784
Total Common Stock (Cost $2,137,414) ($ Thousands)		3,195,682

	Number of Rights

RIGHTS *‡‡ — 0.0%

United States — 0.0%
Safeway CVR - Casa Ley	107,954	110
Safeway CVR - PDC	107,954	5

Total Rights
(Cost $—) ($ Thousands)		115

	Shares

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P.
0.430% **†(C)	54,234,468	54,234

Total Affiliated Partnership (Cost $54,234) ($ Thousands)		54,234

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.211%, 08/18/2016 (D)(E)	$1,800	1,799

Total U.S. Treasury Obligation
(Cost $1,800) ($ Thousands)		1,799

	Shares

CASH EQUIVALENT — 6.6%
SEI Daily Income Trust, Government Fund, Cl A
0.170% **†	226,781,761	226,782

Total Cash Equivalent (Cost $226,782) ($ Thousands)		226,782

Total Investments — 101.4%
(Cost $2,420,230) ($ Thousands) @		$3,478,612

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	346	Sep-2016	$1,575
S&P Mid Cap 400 Index E-MINI	30	Sep-2016	222

			$1,797

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $3,431,188 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date unavailable.
(A)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $52,414 ($ Thousands).
(B)	Security is a Master Limited Partnership. At June 30, 2016, such securities amounted to $7,260 ($ Thousands), or 0.21% of Net Assets.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2016 was $54,234 ($ Thousands).
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(E)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Right

L.P. — Limited Partnership

S&P — Standard & Poor’s

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $2,420,230 ($ Thousands), and the unrealized appreciation and depreciation were $1,072,485 ($ Thousands) and $(14,103) ($ Thousands), respectively.

The following is a list of the levels of inputs used as of June 30, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,195,682	$–	$–	$3,195,682
Rights	–	115	–	115
Affiliated Partnership	–	54,234	–	54,234
U.S. Treasury Obligation	–	1,799	–	1,799
Cash Equivalent	226,782	–	–	226,782

Total Investments in Securities	$3,422,464	$56,148	$–	$3,478,612

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,797	$—	$—	$1,797

Total Other Financial Instruments	$1,797	$—	$—	$1,797

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Tax-Managed Large Cap Fund (Concluded)

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 6/30/2016	Dividend Income
SEI Liquidity Fund, L.P.	$41,280	$373,638	$(360,684)	$54,234	$837
SEI Daily Income Trust, Prime Obligation Fund, Class A	188,812	573,037	(761,849)	—	206
SEI Daily Income Trust, Government Fund, Class A	—	243,919	(17,137)	226,782	12

Totals	$230,092	$1,190,594	$(1,139,670)	$281,016	$1,055

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.0%

Consumer Discretionary — 12.0%
Advance Auto Parts	2,500	$404
Amazon.com, Cl A *	13,504	9,664
Autonation *	2,526	119
Autozone *	994	789
Bed Bath & Beyond	5,633	243
Best Buy	9,954	305
BorgWarner	7,700	227
CarMax *(A)	6,800	333
Carnival	15,584	689
CBS, Cl B	14,595	795
Chipotle Mexican Grill, Cl A *	1,004	404
Coach	9,619	392
Comcast, Cl A	84,248	5,492
Darden Restaurants	4,018	255
Delphi Automotive	9,600	601
Discovery Communications, Cl A *	5,300	134
Discovery Communications, Cl C *	8,100	193
Dollar General	10,100	949
Dollar Tree *	8,154	768
DR Horton	11,358	358
Expedia	4,155	442
Foot Locker, Cl A	4,700	258
Ford Motor	134,937	1,696
Gap	8,031	170
Garmin	4,205	178
General Motors	48,813	1,381
Genuine Parts	5,136	520
Goodyear Tire & Rubber	9,393	241
H&R Block	8,213	189
Hanesbrands	13,600	342
Harley-Davidson, Cl A	6,408	290
Harman International Industries, Cl A	2,462	177
Hasbro	3,896	327
Home Depot	43,309	5,530
Interpublic Group	13,801	319
Johnson Controls	22,461	994
Kohl’s	6,656	252
L Brands	8,827	593
Leggett & Platt	4,759	243
Lennar, Cl A	6,216	287
LKQ *	10,700	339
Lowe’s	30,849	2,442
Macy’s	10,664	358
Marriott International, Cl A (A)	6,556	436
Mattel	11,731	367
McDonald’s	30,583	3,680
Michael Kors Holdings *	6,200	307
Mohawk Industries *	2,200	418
NetFlix *	14,800	1,354
Newell Brands, Cl B	15,855	770
News, Cl A	13,375	152

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
News, Cl B	4,000	$47
Nike, Cl B	46,694	2,578
Nordstrom (A)	4,607	175
Omnicom Group	8,304	677
O’Reilly Automotive *	3,400	922
Priceline Group *	1,757	2,193
PulteGroup	10,999	214
PVH	2,900	273
Ralph Lauren, Cl A	2,005	180
Ross Stores	14,036	796
Royal Caribbean Cruises	5,800	389
Scripps Networks Interactive, Cl A	3,300	206
Signet Jewelers	2,800	231
Staples	22,636	195
Starbucks	51,134	2,921
Starwood Hotels & Resorts Worldwide	5,835	432
Target, Cl A	20,928	1,461
TEGNA	7,747	180
Tiffany	3,778	229
Time Warner	27,325	2,010
TJX	23,143	1,787
Tractor Supply	4,600	419
TripAdvisor *	3,955	254
Twenty-First Century Fox, Cl A	38,859	1,051
Twenty-First Century Fox, Cl B	14,900	406
Ulta Salon Cosmetics & Fragrance *	2,200	536
Under Armour, Cl A *(A)	6,205	249
Under Armour, Cl C *	6,249	227
Urban Outfitters *	3,100	85
VF	11,765	723
Viacom, Cl B	12,001	498
Walt Disney	51,944	5,081
Whirlpool	2,705	451
Wyndham Worldwide	3,902	278
Wynn Resorts	2,800	254
Yum! Brands	14,170	1,175

		77,949

Consumer Staples — 10.3%
Altria Group	68,173	4,701
Archer-Daniels-Midland	20,675	887
Brown-Forman, Cl B	3,496	349
Campbell Soup	6,184	411
Church & Dwight	4,500	463
Clorox	4,442	615
Coca-Cola	135,749	6,154
Colgate-Palmolive	31,095	2,276
ConAgra Foods	15,065	720
Constellation Brands, Cl A	6,100	1,009
Costco Wholesale	15,218	2,390
CVS Health	37,352	3,576
Dr Pepper Snapple Group	6,500	628

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Estee Lauder, Cl A	7,700	$701
General Mills	20,586	1,468
Hershey	5,012	569
Hormel Foods	9,408	344
JM Smucker	4,153	633
Kellogg	8,767	716
Kimberly-Clark	12,503	1,719
Kraft Heinz	20,608	1,823
Kroger	33,836	1,245
McCormick	3,966	423
Mead Johnson Nutrition, Cl A	6,434	584
Molson Coors Brewing, Cl B	6,351	642
Mondelez International, Cl A	54,320	2,472
Monster Beverage *	4,918	790
PepsiCo	50,307	5,330
Philip Morris International	54,087	5,502
Procter & Gamble	92,631	7,843
Reynolds American	28,642	1,545
SYSCO, Cl A	18,220	924
Tyson Foods, Cl A	10,503	701
Walgreens Boots Alliance	30,157	2,511
Wal-Mart Stores	53,161	3,882
Whole Foods Market	11,209	359

		66,905

Energy — 7.2%
Anadarko Petroleum, Cl A	17,685	942
Apache	13,100	729
Baker Hughes	15,149	684
Cabot Oil & Gas	15,913	410
Chesapeake Energy *(A)	17,822	76
Chevron	65,600	6,877
Cimarex Energy	3,304	394
Columbia Pipeline Group	13,592	346
Concho Resources *	4,500	537
ConocoPhillips	43,160	1,882
Devon Energy	18,313	664
Diamond Offshore Drilling *	2,200	54
EOG Resources	19,197	1,601
EQT	5,905	457
Exxon Mobil	144,546	13,550
FMC Technologies *	7,900	211
Halliburton	29,742	1,347
Helmerich & Payne (A)	3,805	255
Hess	9,175	551
Kinder Morgan	63,482	1,188
Marathon Oil	29,556	444
Marathon Petroleum	18,364	697
Murphy Oil	5,772	183
National Oilwell Varco, Cl A	12,968	436
Newfield Exploration *	6,900	305
Noble Energy	14,900	534

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Occidental Petroleum	26,464	$2,000
Oneok	7,309	347
Phillips 66	16,275	1,291
Pioneer Natural Resources	5,704	863
Range Resources	6,000	259
Schlumberger, Cl A	48,400	3,827
Southwestern Energy *(A)	13,900	175
Spectra Energy	23,861	874
Tesoro	4,100	307
Transocean *(A)	12,000	143
Valero Energy	16,308	832
Williams *	23,669	512

		46,784

Financials — 15.4%
Affiliated Managers Group *	1,900	267
Aflac	14,617	1,055
Allstate	13,159	920
American Express	28,328	1,721
American International Group	39,830	2,107
American Tower, Cl A	14,700	1,670
Ameriprise Financial	5,884	529
Aon	9,329	1,019
Apartment Investment & Management, Cl A	5,539	245
Arthur J. Gallagher	6,200	295
Assurant	2,305	199
AvalonBay Communities	4,708	849
Bank of America	357,645	4,746
Bank of New York Mellon	37,199	1,445
BB&T	28,606	1,019
Berkshire Hathaway, Cl B *	65,269	9,450
BlackRock	4,361	1,494
Boston Properties	5,300	699
Capital One Financial	18,266	1,160
CBRE Group, Cl A *	10,209	270
Charles Schwab	41,736	1,056
Chubb	16,234	2,122
Cincinnati Financial	5,183	388
Citigroup	102,151	4,330
Citizens Financial Group	18,300	366
CME Group	11,740	1,143
Comerica	6,092	251
Crown Castle International	11,604	1,177
Digital Realty Trust, Cl A (A)	5,100	556
Discover Financial Services	14,330	768
E*Trade Financial *	9,952	234
Equinix	2,456	952
Equity Residential	12,644	871
Essex Property Trust	2,300	525
Extra Space Storage	4,400	407
Federal Realty Investment Trust	2,400	397
Fifth Third Bancorp	27,111	477

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Franklin Resources	12,950	$432
General Growth Properties	20,200	602
Goldman Sachs Group	13,565	2,016
Hartford Financial Services Group	13,786	612
HCP	16,100	570
Host Hotels & Resorts	26,074	423
Huntington Bancshares	28,014	250
Intercontinental Exchange	4,181	1,070
Invesco	14,400	368
Iron Mountain	8,238	328
JPMorgan Chase	127,500	7,923
KeyCorp	28,883	319
Kimco Realty	14,313	449
Legg Mason	3,805	112
Leucadia National	11,713	203
Lincoln National	8,298	322
Loews	9,262	381
M&T Bank	5,525	653
Macerich	4,404	376
Marsh & McLennan	18,059	1,236
MetLife	38,339	1,527
Moody’s	5,908	554
Morgan Stanley	53,061	1,379
Nasdaq, Cl A	3,900	252
Navient	12,043	144
Northern Trust	7,409	491
People’s United Financial	11,000	161
PNC Financial Services Group	17,384	1,415
Principal Financial Group, Cl A	9,357	385
Progressive	20,285	680
ProLogis	18,200	893
Prudential Financial	15,466	1,103
Public Storage	5,133	1,312
Realty Income	9,000	624
Regions Financial	44,563	379
S&P Global	9,221	989
Simon Property Group	10,806	2,344
SL Green Realty	3,500	373
State Street	13,891	749
SunTrust Banks	17,496	719
Synchrony Financial *	28,963	732
T. Rowe Price Group	8,608	628
Torchmark, Cl A	3,839	237
Travelers	10,256	1,221
UDR	9,200	340
Unum Group	8,161	259
US Bancorp	56,523	2,280
Ventas	11,632	847
Vornado Realty Trust	6,177	618
Wells Fargo	160,815	7,611
Welltower	12,300	937
Weyerhaeuser	25,961	773

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Willis Towers Watson	4,821	$599
XL Group, Cl A	10,005	333
Zions Bancorporation	7,160	180

		99,892

Health Care — 14.4%
Abbott Laboratories	50,963	2,003
AbbVie	56,368	3,490
Aetna, Cl A	12,107	1,479
Agilent Technologies	11,315	502
Alexion Pharmaceuticals *	7,800	911
Allergan *	13,753	3,178
AmerisourceBergen	6,596	523
Amgen, Cl A	26,164	3,981
Anthem	9,102	1,195
Baxter International	19,235	870
Becton Dickinson	7,358	1,248
Biogen *	7,600	1,838
Boston Scientific *	46,812	1,094
Bristol-Myers Squibb	58,192	4,280
C.R. Bard	2,588	609
Cardinal Health	11,459	894
Celgene, Cl A *	27,013	2,664
Centene *	5,900	421
Cerner *	10,500	615
Cigna	8,871	1,135
DaVita HealthCare Partners *	5,705	441
DENTSPLY SIRONA	8,409	522
Edwards Lifesciences, Cl A *	7,400	738
Eli Lilly	33,739	2,657
Endo International *	7,300	114
Express Scripts Holding *	21,870	1,658
Gilead Sciences	46,366	3,868
HCA Holdings *	10,605	817
Henry Schein *	2,800	495
Hologic *	8,500	294
Humana	5,201	935
Illumina *	5,100	716
Intuitive Surgical *	1,320	873
Johnson & Johnson	95,912	11,634
Laboratory Corp of America Holdings *	3,563	464
Mallinckrodt *	3,904	237
McKesson	7,869	1,469
Medtronic	49,072	4,258
Merck	96,474	5,558
Mylan *	14,915	645
Patterson	2,900	139
PerkinElmer	3,740	196
Perrigo	5,104	463
Pfizer	211,056	7,431
Quest Diagnostics	5,024	409
Regeneron Pharmaceuticals *	2,700	943

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
St. Jude Medical	9,856	$769
Stryker	10,846	1,300
Thermo Fisher Scientific	13,752	2,032
UnitedHealth Group	33,160	4,682
Universal Health Services, Cl B	3,100	416
Varian Medical Systems *	3,305	272
Vertex Pharmaceuticals *	8,500	731
Waters *	2,797	393
Zimmer Biomet Holdings	6,160	741
Zoetis, Cl A	15,846	752

		92,992

Industrials — 10.0%
3M	21,191	3,711
Acuity Brands	1,500	372
Alaska Air Group	4,300	251
Allegion	3,370	234
American Airlines Group	20,909	592
Ametek	8,200	379
Boeing	20,841	2,707
C.H. Robinson Worldwide	5,005	372
Caterpillar, Cl A	20,406	1,547
Cintas	3,012	296
CSX	33,372	870
Cummins	5,644	635
Danaher, Cl A	20,896	2,110
Deere	10,406	843
Delta Air Lines, Cl A	27,013	984
Dover	5,437	377
Dun & Bradstreet	1,205	147
Eaton	15,915	951
Emerson Electric	22,315	1,164
Equifax	4,130	530
Expeditors International of Washington	6,409	314
Fastenal, Cl A (A)	10,009	444
FedEx	8,905	1,352
Flowserve	4,500	203
Fluor	4,744	234
Fortune Brands Home & Security	5,300	307
General Dynamics	10,130	1,410
General Electric	320,509	10,090
Honeywell International	26,668	3,102
Illinois Tool Works	11,329	1,180
Ingersoll-Rand	8,904	567
Jacobs Engineering Group *	4,304	214
JB Hunt Transport Services	3,100	251
Kansas City Southern	3,800	342
L-3 Communications Holdings	2,723	399
Lockheed Martin	9,098	2,258
Masco	11,568	358
Nielsen Holdings	12,500	650
Norfolk Southern	10,330	879

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Northrop Grumman	6,223	$1,383
PACCAR	12,191	632
Parker-Hannifin, Cl A	4,671	505
Pentair	6,266	365
Pitney Bowes	6,975	124
Quanta Services *	5,100	118
Raytheon	10,373	1,410
Republic Services	8,283	425
Robert Half International	4,532	173
Rockwell Automation	4,530	520
Rockwell Collins	4,578	390
Roper Technologies	3,500	597
Ryder System	1,859	114
Snap-on	1,953	308
Southwest Airlines, Cl A	22,162	869
Stanley Black & Decker	5,240	583
Stericycle, Cl A *	3,004	313
Textron	9,307	340
TransDigm Group *	1,900	501
Tyco International	14,700	626
Union Pacific	29,301	2,557
United Continental Holdings *	11,700	480
United Parcel Service, Cl B	23,924	2,577
United Rentals *	3,200	215
United Technologies	27,141	2,783
Verisk Analytics, Cl A *	5,400	438
Waste Management	14,428	956
WW Grainger	1,965	447
Xylem	6,300	281

		64,656

Information Technology — 19.4%
Accenture, Cl A	21,704	2,459
Activision Blizzard	17,600	698
Adobe Systems *	17,441	1,671
Akamai Technologies *	6,104	341
Alliance Data Systems *	2,000	392
Alphabet, Cl A *	10,267	7,223
Alphabet, Cl C *	10,295	7,125
Amphenol, Cl A	10,709	614
Analog Devices	10,799	612
Apple	190,882	18,248
Applied Materials	39,250	941
Autodesk, Cl A *	7,817	423
Automatic Data Processing	15,859	1,457
Broadcom	12,846	1,996
CA	10,340	339
Cisco Systems	175,361	5,031
Citrix Systems *	5,342	428
Cognizant Technology Solutions, Cl A *	21,105	1,208
Corning, Cl B	38,608	791
CSRA	4,838	113

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
eBay *	37,649	$881
Electronic Arts *	10,678	809
EMC	68,166	1,852
F5 Networks, Cl A *	2,400	273
Facebook, Cl A *	80,622	9,213
Fidelity National Information Services, Cl B	9,565	705
First Solar *	2,640	128
Fiserv, Cl A *	7,760	844
Flir Systems	4,800	149
Global Payments	5,300	378
Harris	4,300	359
Hewlett Packard Enterprise	59,591	1,089
HP	59,891	752
Intel	164,563	5,398
International Business Machines	30,746	4,667
Intuit	8,886	992
Juniper Networks	12,200	274
KLA-Tencor	5,471	401
Lam Research (A)	5,522	464
Linear Technology	8,398	391
MasterCard, Cl A	33,913	2,986
Microchip Technology	7,304	371
Micron Technology *	35,969	495
Microsoft	273,989	14,020
Motorola Solutions	5,589	369
NetApp	10,185	250
Nvidia	17,765	835
Oracle, Cl B	109,123	4,466
Paychex	11,169	665
PayPal Holdings *	38,649	1,411
Qorvo *	4,500	249
Qualcomm	51,754	2,772
Red Hat *	6,300	457
salesforce.com *	22,209	1,764
Seagate Technology (A)	10,200	248
Skyworks Solutions	6,604	418
Symantec, Cl A	21,147	434
TE Connectivity	12,809	732
Teradata *	4,568	115
Texas Instruments	34,766	2,178
Total System Services	5,889	313
VeriSign *	3,300	285
Visa, Cl A	66,518	4,934
Western Digital	9,675	457
Western Union	17,234	331
Xerox	32,906	312
Xilinx	8,809	406
Yahoo! *	30,247	1,136

		125,538

Materials — 2.8%
Air Products & Chemicals	6,726	955

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Albemarle	3,900	$309
Alcoa	45,535	422
Avery Dennison	3,115	233
Ball	4,786	346
CF Industries Holdings	8,150	196
Dow Chemical, Cl A	39,192	1,948
E.I. Du Pont de Nemours	30,448	1,973
Eastman Chemical	5,120	348
Ecolab	9,234	1,095
FMC	4,600	213
Freeport-McMoRan, Cl B *	43,336	483
Ingevity *	–	—
International Flavors & Fragrances	2,794	352
International Paper	14,274	605
LyondellBasell Industries, Cl A	12,004	893
Martin Marietta Materials, Cl A	2,200	422
Monsanto	15,257	1,578
Mosaic	12,009	314
Newmont Mining	18,325	717
Nucor	10,995	543
Owens-Illinois *	5,600	101
PPG Industries	9,290	968
Praxair	9,899	1,113
Sealed Air	6,728	309
Sherwin-Williams, Cl A	2,716	798
Vulcan Materials	4,649	560
WestRock	8,784	342

		18,136

Telecommunication Services — 2.9%
AT&T	214,559	9,271
CenturyTel	18,870	548
Frontier Communications	40,960	202
Level 3 Communications *	10,000	515
Verizon Communications	141,796	7,918

		18,454

Utilities — 3.6%
AES	22,790	284
AGL Resources	4,200	277
Alliant Energy	7,900	314
Ameren	8,453	453
American Electric Power	17,015	1,193
American Water Works	6,200	524
Centerpoint Energy	14,885	357
CMS Energy	9,601	440
Consolidated Edison	10,633	855
Dominion Resources	21,440	1,671
DTE Energy	6,245	619
Duke Energy	24,016	2,060
Edison International	11,257	874
Entergy	6,164	501

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eversource Energy	11,035	$661
Exelon	31,955	1,162
FirstEnergy	14,723	514
NextEra Energy	16,120	2,102
NiSource	11,192	297
NRG Energy	11,113	167
PG&E	17,129	1,095
Pinnacle West Capital	3,849	312
PPL	23,371	882
Public Service Enterprise Group	17,530	817
SCANA	5,004	379
Sempra Energy	8,170	931
Southern	32,735	1,756
TECO Energy	8,212	227
WEC Energy Group	10,919	713
Xcel Energy	17,636	790

		23,227

Total Common Stock (Cost $326,517) ($ Thousands)		634,533

	Face Amount (Thousands)

U.S. TREASURY OBLIGATIONS (B) (C) — 0.1%
United States Treasury Bill
0.451%, 09/08/2016	$525	525
0.257%, 12/08/2016	35	35

Total U.S. Treasury Obligations
(Cost $560) ($ Thousands)		560

	Shares

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, L.P.
0.430% **†(D)	3,561,340	3,561
Total Affiliated Partnership (Cost $3,561) ($ Thousands)		3,561

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl A
0.170% **†	12,315,783	12,316

Total Cash Equivalent (Cost $12,316) ($ Thousands)		12,316

Total Investments — 100.5% (Cost $342,954) ($ Thousands) @		$650,970

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	131	Sep-2016	$226

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $647,756 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2016.
†	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $3,528 ($ Thousands).
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C)	The rate reported is the effective yield at the time of purchase.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2016 was $3,561 ($ Thousands).

Cl — Class

L.P.— Limited Partnership

S&P— Standard & Poor’s

@	At June 30, 2016, the tax basis cost of the Fund’s investments was $342,954 ($ Thousands), and the unrealized appreciation and depreciation were $317,762 ($ Thousands) and $(9,746) ($ Thousands), respectively.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$634,533	$–	$–	$634,533
U.S. Treasury Obligations	–	560	–	560
Affiliated Partnership	–	3,561	–	3,561
Cash Equivalent	12,316	–	–	12,316

Total Investments in Securities	$646,849	$4,121	$–	$650,970

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$226	$—	$—	$226

Total Other Financial Instruments	$226	$—	$—	$226

*Futures contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended June 30, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

S&P 500 Index Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 6/30/2016	Dividend Income
SEI Liquidity Fund, L.P.	$1,328	$21,565	$(19,332)	$3,561	$22
SEI Daily Income Trust, Prime Obligation Fund, Class A	9,086	119,057	(128,143)	—	14
SEI Daily Income Trust, Government Fund, Class A	—	17,840	(5,524)	12,316	1

Totals	$ 10,414	$ 158,462	$ (152,999)	$ 15,877	$ 37

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Small Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.1%

Consumer Discretionary — 11.9%
2U *(A)	23,282	$685
Abercrombie & Fitch, Cl A (A)	28,495	508
Beazer Homes USA, Cl A *(A)	71,677	556
Big Lots (A)	46,106	2,310
Bloomin’ Brands	40,646	726
Bright Horizons Family Solutions *	42,498	2,818
Buffalo Wild Wings *(A)	4,399	611
Callaway Golf	124,954	1,276
Capella Education (A)	3,279	173
Carrols Restaurant Group *	27,658	329
Cavco Industries *	2,934	275
Century Communities *(A)	30,103	522
Children’s Place	6,663	534
Cooper Tire & Rubber (A)	24,846	741
Cooper-Standard Holding *	9,897	782
Core-Mark Holding, Cl A (A)	36,016	1,688
Cracker Barrel Old Country Store (A)	1,589	273
CROCS *(A)	51,875	585
Dave & Buster’s Entertainment *	23,065	1,079
Destination XL Group *	41,000	187
Diamond Resorts International *(A)	50,463	1,512
Express *	33,947	493
Fiesta Restaurant Group *	125,443	2,736
Five Below *(A)	28,141	1,306
Genesco *	16,500	1,061
Helen of Troy *(A)	13,552	1,394
Hooker Furniture	2,893	62
J Alexander’s Holdings *	2,750	27
Jack in the Box	29,087	2,499
Libbey	144,553	2,297
Lithia Motors, Cl A (A)	9,355	665
Lumber Liquidators Holdings *(A)	34,956	539
Marriott Vacations Worldwide	25,987	1,780
Matthews International, Cl A	33,724	1,876
MDC Partners, Cl A (A)	279,677	5,115
Monro Muffler	17,674	1,123
NACCO Industries, Cl A (A)	153	9
National CineMedia	97,726	1,513
Nautilus *	24,571	438
Nexstar Broadcasting Group, Cl A (A)	12,480	594
Nutrisystem	22,883	580
Ollie’s Bargain Outlet Holdings *(A)	22,442	559
Outerwall (A)	13,220	555
Planet Fitness, Cl A *(A)	71,969	1,359
Pool	26,008	2,446
Ruth’s Chris Steak House	47,615	759
Select Comfort *	55,127	1,179
Sequential Brands Group *(A)	104,870	837
Shoe Carnival (A)	25,419	637
Six Flags Entertainment	3,768	218
Smith & Wesson Holding *(A)	19,526	531

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SodaStream International *(A)	68,000	$1,450
Steven Madden *	83,077	2,840
Strayer Education *	221	11
Superior Industries International (A)	21,373	572
Tempur-Pedic International *(A)	11,571	640
Tenneco *	9,985	465
Texas Roadhouse, Cl A (A)	56,600	2,581
Tile Shop Holdings *	59,575	1,184
Tilly’s, Cl A *	23,604	137
TopBuild *	14,646	530
Tower International	6,660	137
Vista Outdoor *	19,008	907
Visteon	15,475	1,018
VOXX International, Cl A *	96,600	270
William Lyon Homes, Cl A *	35,149	567
ZAGG *	32,647	171
Zoe’s Kitchen *(A)	15,779	572

		67,409

Consumer Staples — 2.6%
Andersons	38,760	1,378
B&G Foods, Cl A	41,246	1,988
Cal-Maine Foods (A)	11,445	507
Central Garden & Pet, Cl A *	25,480	553
Chefs’ Warehouse Holdings *(A)	46,991	752
Dean Foods (A)	31,055	562
Fresh Del Monte Produce	12,701	691
Freshpet *(A)	113,313	1,057
Ingredion	5,000	647
John B Sanfilippo & Son	12,062	514
Lancaster Colony	2,700	345
Landec *(A)	110,729	1,191
Omega Protein *	91,350	1,826
Performance Food Group *	36,057	970
Post Holdings *	3,339	276
Sanderson Farms (A)	8,655	750
SUPERVALU *	114,535	541

		14,548

Energy — 4.6%
Alberta Oilsands *	184,500	17
Alon USA Energy (A)	1,601	10
Ardmore Shipping	71,555	484
Atwood Oceanics, Cl A (A)	61,558	771
Bill Barrett *(A)	83,827	536
CARBO Ceramics (A)	108,511	1,421
Carrizo Oil & Gas *	55,952	2,006
Clayton Williams Energy *(A)	17,314	475
DHT Holdings	90,798	457
Diamondback Energy, Cl A *	6,403	584
Dril-Quip *	7,838	458
Fairmount Santrol Holdings *	70,014	540

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gulfport Energy *	41,872	$1,309
Matrix Service *	56,537	932
Navigator Holdings *	47,150	542
Oil States International *	45,587	1,499
Pacific Ethanol *(A)	236,062	1,287
Patterson-UTI Energy (A)	35,463	756
PBF Energy, Cl A	104,303	2,480
Sanchez Energy *(A)	59,101	417
Scorpio Tankers	262,031	1,101
Southwestern Energy *(A)	91,817	1,155
StealthGas *(A)	99,434	376
Superior Energy Services (A)	45,515	838
Synergy Resources *	184,827	1,231
TETRA Technologies *	241,658	1,539
Tidewater, Cl A (A)	298,845	1,318
Western Refining (A)	28,485	588
Westmoreland Coal *(A)	97,326	927

		26,054

Financials — 20.8%
Agree Realty	34,718	1,675
American Equity Investment Life Holding (A)	96,173	1,371
Argo Group International Holdings	53,182	2,760
Armada Hoffler Properties	47,903	658
Axis Capital Holdings	14,697	808
Banc of California	29,525	534
Bancorp *	164,563	991
Brandywine Realty Trust	56,167	944
Capital Bank Financial, Cl A (A)	20,095	579
Capitol Federal Financial	166,772	2,327
CatchMark Timber Trust, Cl A	117,916	1,441
Cedar Realty Trust	294,278	2,187
Central Pacific Financial	93,659	2,210
CNO Financial Group (A)	171,552	2,995
Colony Capital, Cl A	3,686	57
Colony Starwood Homes (A)	129,369	3,935
Columbia Property Trust	23,442	502
CoreSite Realty	7,444	660
Corporate Office Properties Trust (A)	19,353	572
Customers Bancorp *(A)	70,327	1,767
CyrusOne	14,893	829
Employers Holdings	61,384	1,781
EPR Properties, Cl A (A)	18,446	1,488
Equity Commonwealth *	66,251	1,930
Evercore Partners, Cl A	12,470	551
Everest Re Group	2,650	484
FBL Financial Group, Cl A	3,392	206
FBR (A)	74,075	1,106
FelCor Lodging Trust	67,753	422
Fidelity Southern	1,096	17
First Commonwealth Financial	186,262	1,714
First Foundation *(A)	26,792	576

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
First Interstate BancSystem, Cl A	18,580	$522
FNB (Pennsylvania)	107,800	1,352
FNFV Group *(A)	91,559	1,050
Four Corners Property Trust	28,486	587
Franklin Street Properties (A)	5,316	65
Fulton Financial	84,159	1,136
GEO Group	89,622	3,063
Gramercy Property Trust (A)	278,764	2,570
Great Western Bancorp	68,921	2,174
Green Dot, Cl A *(A)	172,738	3,971
Hanover Insurance Group, Cl A	42,553	3,601
Healthcare Trust of America, Cl A	69,986	2,263
Highwoods Properties	37,300	1,969
Houlihan Lokey, Cl A	38,115	853
IBERIABANK	24,660	1,473
Independent Bank	2,893	42
Infinity Property & Casualty	111	9
International. FCStone *	6,193	169
Investors Bancorp (A)	260,028	2,881
KCG Holdings, Cl A *(A)	38,590	513
Kearny Financial	88,105	1,108
Kemper, Cl A	50,300	1,558
Kennedy-Wilson Holdings	70,553	1,338
LaSalle Hotel Properties (A)	77,926	1,838
Maiden Holdings	168,927	2,068
Meridian Bancorp	148,390	2,193
National Bank Holdings, Cl A	74,498	1,517
National Health Investors	32,242	2,421
Northfield Bancorp	141,191	2,094
OFG Bancorp (A)	388,598	3,225
Physicians Realty Trust	33,275	699
Popular	45,300	1,327
PrivateBancorp, Cl A	41,900	1,845
ProAssurance	10,285	551
PS Business Parks	13,186	1,399
QTS Realty Trust, Cl A	47,852	2,679
Saul Centers (A)	2,177	134
Selective Insurance Group	32,864	1,256
Seritage Growth Properties (A)	16,803	837
Signature Bank NY, Cl B *	5,568	696
Sovran Self Storage	11,344	1,190
State Bank Financial (A)	96,720	1,968
Towne Bank (A)	1,290	28
Two Harbors Investment	231,809	1,984
United Community Banks (A)	111,286	2,035
United Fire Group	11,803	501
Voya Financial	16,848	417
Webster Financial (A)	39,300	1,334
Western Alliance Bancorp *	48,916	1,597
White Mountains Insurance Group	635	535
Wintrust Financial	79,383	4,049

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yadkin Financial (A)	41,800	$1,049

		117,810

Health Care — 13.4%
ABIOMED *	25,706	2,809
Acadia Healthcare, Cl A *(A)	11,337	628
Accuray *(A)	401,988	2,086
Adamas Pharmaceuticals *	31,166	472
Aimmune Therapeutics *(A)	12,736	138
Akorn *	18,115	516
Alder Biopharmaceuticals *(A)	20,909	522
Align Technology *	8,175	659
AMAG Pharmaceuticals *(A)	127,064	3,039
Amedisys *	11,119	561
AMN Healthcare Services *	68,722	2,747
Amsurg *	10,491	814
Analogic (A)	33,122	2,631
Avexis *(A)	11,716	445
BioDelivery Sciences International *(A)	455,902	1,076
Cambrex *	16,326	845
Capital Senior Living *	108,650	1,920
Community Health Systems *(A)	137,154	1,653
Cynosure, Cl A *	91,848	4,468
DENTSPLY SIRONA	10,660	661
DexCom *	8,647	686
Diplomat Pharmacy *(A)	21,000	735
Emergent BioSolutions *	34,777	978
Ensign Group	25,787	542
Five Prime Therapeutics *	13,593	562
Flamel Technologies ADR *	196,007	2,105
Glaukos *	22,378	653
Globus Medical, Cl A *(A)	147,770	3,521
GW Pharmaceuticals ADR *(A)	6,403	586
ICON *	10,548	739
Impax Laboratories *	16,376	472
Integra LifeSciences Holdings *	86,942	6,936
Invacare	61,010	740
Kindred Healthcare	128,908	1,455
Lannett *(A)	126,952	3,020
Lexicon Pharmaceuticals *(A)	50,450	724
LHC Group *	18,889	818
Ligand Pharmaceuticals *(A)	21,743	2,593
LivaNova *(A)	5,331	268
Masimo *	5,329	280
Medicines *(A)	8,910	300
Molina Healthcare *	54,424	2,716
Myriad Genetics *(A)	17,487	535
NeoGenomics *	60,484	486
Neurocrine Biosciences *	10,681	485
Nevro *	14,684	1,083
Orthofix International *	3,026	128
PDL BioPharma	181,096	569

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Penumbra *(A)	13,769	$819
PharMerica *	27,431	676
Premier, Cl A *(A)	19,004	621
Prestige Brands Holdings, Cl A *	67,119	3,718
Quality Systems	35,978	429
Sage Therapeutics *(A)	6,962	210
Seres Therapeutics *(A)	7,270	211
Supernus Pharmaceuticals *	83,537	1,702
Surgical Care Affiliates *	11,199	534
Trinity Biotech ADR	130,160	1,476
Triple-S Management, Cl B *	19,443	475
Ultragenyx Pharmaceutical *	6,948	340
Vocera Communications *	45,035	579
Zeltiq Aesthetics *(A)	18,611	509

		75,704

Industrials — 15.5%
AAR	6,860	160
Acacia Research	422,075	1,857
ACCO Brands *	259,765	2,683
Actuant, Cl A	38,958	881
Air Transport Services Group *	88,791	1,151
American Woodmark *	3,419	227
Apogee Enterprises	70,919	3,287
ARC Document Solutions *	136,300	530
Atlas Air Worldwide Holdings *(A)	63,164	2,616
Barnes Group	52,235	1,730
Beacon Roofing Supply *	29,908	1,360
Carlisle	14,061	1,486
Celadon Group (A)	48,686	398
CIRCOR International (A)	14,450	824
Comfort Systems USA	30,347	988
Covanta Holding	30,500	502
Crane, Cl A (A)	37,820	2,145
Curtiss-Wright	9,350	788
Deluxe	13,546	899
DXP Enterprises *	28,470	425
Dycom Industries *(A)	14,448	1,297
EMCOR Group	47,577	2,344
Engility Holdings *	37,952	802
Ennis	9,491	182
Forward Air	27,595	1,229
FreightCar America, Cl A	120,465	1,693
Generac Holdings *(A)	18,000	629
Genesee & Wyoming, Cl A *(A)	10,825	638
Gibraltar Industries *	16,851	532
Global Brass & Copper Holdings	19,424	530
Great Lakes Dredge & Dock *	446,800	1,948
Greenbrier	19,045	555
H&E Equipment Services	45,993	875
Hawaiian Holdings *	11,879	451
HEICO	21,147	1,413

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Heidrick & Struggles International	3,508	$59
Hexcel, Cl A	15,616	650
Huron Consulting Group *	43,691	2,640
ICF International, Cl A *	71,884	2,940
IDEX	12,447	1,022
ITT	34,190	1,093
John Bean Technologies, Cl A	18,338	1,123
KBR	69,839	925
Keyw Holding, Cl A *(A)	68,116	677
Kirby *(A)	15,874	990
Korn/Ferry International	38,131	789
LB Foster, Cl A	102,020	1,111
Lincoln Electric Holdings	12,610	745
Manitowoc Foodservice *	35,803	631
Masonite International *	11,310	748
MasTec *(A)	101,956	2,276
Matson	15,508	501
Meritor *	55,986	403
Middleby *	5,907	681
Mistras Group *	741	18
Navigant Consulting *	2,804	45
Northwest Pipe Company*	764	8
On Assignment *	85,377	3,155
Orion Group Holdings *(A)	172,931	918
Patrick Industries *	13,755	829
Primoris Services (A)	48,752	923
Proto Labs *(A)	15,912	916
RBC Bearings *	9,022	654
Resources Connection (A)	8,277	122
SiteOne Landscape Supply *	48,327	1,643
Skywest	29,034	768
Spirit Airlines *	12,156	545
SPX FLOW *(A)	19,782	516
Sterling Construction *	67,876	333
Swift Transportation, Cl A *	100,995	1,556
Titan Machinery *(A)	123,352	1,375
Triumph Group (A)	89,028	3,160
TrueBlue *(A)	15,285	289
Tutor Perini *	91,730	2,160
Universal Forest Products	1,683	156
Wabash National *	37,371	475
WageWorks *	66,104	3,954
Wesco Aircraft Holdings *(A)	246,500	3,308

		87,885

Information Technology — 17.5%
Acxiom *	114,989	2,529
Advanced Energy Industries *	7,526	286
Amkor Technology *	91,055	524
Anixter International *	14,676	782
Applied Micro Circuits *(A)	85,000	546
Aspen Technology *	38,533	1,551

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atlassian, Cl A *(A)	26,356	$683
Bankrate *	58,507	438
Black Box	99,116	1,296
Blackbaud, Cl A	31,522	2,140
BroadSoft *	6,292	258
CACI International, Cl A *	16,125	1,458
CalAmp *	203,078	3,008
Callidus Software *	146,906	2,935
Cardtronics *	60,338	2,402
Cavium *(A)	70,945	2,738
Cimpress *(A)	10,581	978
Coherent *(A)	2,895	266
Cohu	3,286	36
CommVault Systems *	27,360	1,182
Comtech Telecommunications	1,289	17
Convergys	25,374	634
Cornerstone OnDemand *	78,287	2,980
Cypress Semiconductor (A)	74,980	791
DHI Group *	9,999	62
Digi International *	99,749	1,070
EarthLink Holdings	6,160	39
Electronics For Imaging *	11,805	508
EMCORE *	17,708	105
Exar *	313,097	2,520
ExlService Holdings *	31,175	1,634
Extreme Networks *	18,958	64
Fairchild Semiconductor International *(A)	25,638	509
Finisar *	22,800	399
FireEye *	84,352	1,389
Five9 *	41,085	489
Guidewire Software, Cl Z *	21,707	1,341
HubSpot *	17,670	767
II-VI *	12,425	233
Infoblox *	96,979	1,819
Inphi *	31,238	1,001
IXYS	6,111	63
j2 Global	2,518	159
Keysight Technologies *	39,413	1,146
Liquidity Services *	8,846	69
Littelfuse	17,971	2,124
LogMeIn *	8,380	531
Lumentum Holdings *	46,232	1,119
Marketo *	59,281	2,064
MAXIMUS	42,685	2,363
MaxLinear, Cl A *	58,821	1,058
Mellanox Technologies *	11,410	547
Mercury Systems *	17,800	442
Methode Electronics	15,950	546
Microsemi *	39,593	1,294
MKS Instruments	13,087	563
Monolithic Power Systems	46,043	3,146
Monotype Imaging Holdings	79,925	1,969

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Multi-Fineline Electronix *	9,880	$229
NETGEAR *	25,138	1,195
NeuStar, Cl A *(A)	21,206	499
Oclaro *(A)	98,978	483
Open Text (A)	42,355	2,506
Orbotech *	47,900	1,224
OSI Systems *	48,129	2,798
Pandora Media *(A)	61,839	770
Paylocity Holding *(A)	17,097	739
PDF Solutions *	113,378	1,586
Perficient *	122,234	2,483
Photronics *	58,749	523
Plantronics	8,300	365
Progress Software *(A)	7,668	211
Proofpoint *	54,866	3,461
Q2 Holdings *	11,190	314
QAD, Cl A	32,674	630
Qlik Technologies *	25,190	745
QuinStreet *	4,338	15
RetailMeNot *(A)	21,829	168
RingCentral, Cl A *	38,013	750
Rudolph Technologies *	13,643	212
Sanmina *	22,489	603
Silicon Graphics International *	281,348	1,415
Silicon Laboratories *	23,593	1,150
SuperCom *(A)	79,000	300
Sykes Enterprises *	41,217	1,194
Synaptics *	12,972	697
SYNNEX	7,471	708
Take-Two Interactive Software, Cl A *	64,662	2,452
Tech Data *	12,871	925
TeleTech Holdings (A)	2,988	81
Ultratech *(A)	79,490	1,826
United Online *	7,788	86
VeriFone Holdings *	12,720	236
Viavi Solutions *	74,953	497
WebMD Health, Cl A *(A)	8,617	501
Xcerra *	100,052	575
Zebra Technologies, Cl A *	9,726	487
Zendesk *	7,471	197

		99,446

Materials — 3.8%
Allegheny Technologies (A)	35,100	447
Berry Plastics Group *	81,534	3,168
Cabot	22,091	1,009
Carpenter Technology (A)	22,499	741
Century Aluminum *(A)	81,788	518
Coeur Mining *(A)	60,750	648
Commercial Metals, Cl A	93,035	1,572
Flotek Industries *(A)	44,713	590
FMC	11,000	509

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FutureFuel	3,082	$33
Graphic Packaging Holding	42,000	527
Headwaters, Cl A *	61,394	1,101
Innospec	21,669	996
LSB Industries *	132,249	1,598
Neenah Paper, Cl A	2,857	207
PolyOne	41,714	1,470
Rayonier Advanced Materials	53,930	733
Schweitzer-Mauduit International	49,849	1,759
Sensient Technologies	7,920	563
Stepan	1,464	87
Summit Materials, Cl A *	34,052	697
TimkenSteel	40,909	393
Trinseo	11,266	484
United States Steel (A)	31,913	538
US Concrete *(A)	11,490	700
Worthington Industries	7,000	296

		21,384

Telecommunication Services — 0.5%
8x8 *	19,315	282
Cincinnati Bell, Cl A *	17,877	82
Inteliquent	25,369	505
Shenandoah Telecommunications (A)	16,010	625
Telephone & Data Systems	19,091	566
Vonage Holdings *	94,889	579

		2,639

Utilities — 3.5%
AGL Resources	9,362	618
ALLETE	26,260	1,697
American Water Works	8,938	755
Cadiz *(A)	46,300	272
California Water Service Group, Cl A (A)	48,380	1,690
Chesapeake Utilities (A)	24,252	1,605
ONE Gas	1,098	73
PNM Resources (A)	129,680	4,596
Portland General Electric	85,491	3,772
South Jersey Industries, Cl A (A)	18,702	591
Southwest Gas	8,673	683
Spire (A)	48,138	3,410

		19,762
Total Common Stock (Cost $498,668) ($ Thousands)		532,641

	Number of Rights

RIGHTS — 0.0%
United States — 0.0%
Allos Therapeutics *‡‡	45,500	–

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Small Cap Fund (Concluded)

Description		Market Value ($ Thousands)
RIGHTS (continued)

Total Rights
(Cost $—) ($ Thousands)		$–

	Shares

AFFILIATED PARTNERSHIP — 14.4%
SEI Liquidity Fund, L.P.
0.430% **†(B)	81,537,150	81,537

Total Affiliated Partnership (Cost $81,537) ($ Thousands)		81,537

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.434%, 08/18/2016 (C)(D)	$675	675

Total U.S. Treasury Obligation (Cost $675) ($ Thousands)		675

	Shares

CASH EQUIVALENT — 6.0%
SEI Daily Income Trust, Government Fund, Cl A
2.070% **†	34,191,277	34,191

Total Cash Equivalent

(Cost $34,191) ($ Thousands)		34,191

Total Investments — 114.6%
(Cost $615,071) ($ Thousands) @		$649,044

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	106	Sep-2016	$(52)

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $566,495 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2016.
†	Investment in Affiliated Security.
‡‡	Expiration date unavailable.
(A)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $79,801 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2016 was $81,537($Thousands).
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(D)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

SPX — Standard & Poor’s 500 Index

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $615,071 ($ Thousands), and the unrealized appreciation and depreciation were $68,977 ($ Thousands) and $(35,004) ($Thousands), respectively.

The following is a list of the levels of inputs used as of June 30, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$532,641	$–	$–	$532,641
Rights	–	–	–	–
Affiliated Partnership	–	81,537	–	81,537
U.S. Treasury Obligation	–	675	–	675
Cash Equivalent	34,191	–	–	34,191

Total Investments in Securities	$566,832	$82,212	$–	$649,044

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(52)	$—	$—	$(52)

Total Other Financial Instruments	$(52)	$—	$—	$(52)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 6/30/2016	Dividend Income
SEI Liquidity Fund, L.P.	$ 30,125	$ 194,152	$ (142,740)	$ 81,537	$ 570
SEI Daily Income Trust, Prime Obligation Fund, Class A	20,247	86,902	(107,149)	—	51
SEI Daily Income Trust, Government Fund, Class A	—	41,811	(7,620)	34,191	3

Totals	$ 50,372	$ 322,865	$ (257,509)	$ 115,728	$ 624

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Small Cap Value Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† — 95.5%

Consumer Discretionary — 8.8%
Abercrombie & Fitch, Cl A (A)	19,086	$340
American Axle & Manufacturing Holdings *	33,900	491
Big 5 Sporting Goods	25,362	235
Big Lots (A)	24,458	1,226
Bright Horizons Family Solutions *	6,798	451
Brinker International (A)	21,484	978
CalAtlantic Group (A)	15,234	559
Callaway Golf	88,642	905
Cooper Tire & Rubber (A)	15,736	469
Cooper-Standard Holding *	18,173	1,436
CROCS *(A)	40,900	461
CSS Industries	19,629	526
Dana Holding	42,579	450
Deckers Outdoor *(A)	3,731	215
Destination XL Group *(A)	44,600	204
Express *	32,667	474
Finish Line, Cl A	21,700	438
GameStop, Cl A (A)	13,391	356
Genesco *(A)	14,819	953
Group 1 Automotive	3,600	178
Haverty Furniture	9,400	170
Helen of Troy *(A)	8,015	824
Libbey	113,055	1,797
Lithia Motors, Cl A	9,616	683
Lumber Liquidators Holdings *(A)	24,056	371
Marriott Vacations Worldwide (A)	17,843	1,222
Matthews International, Cl A (A)	27,020	1,503
MDC Partners, Cl A	118,337	2,164
Murphy USA *	6,462	479
Nexstar Broadcasting Group, Cl A (A)	7,731	368
Outerwall (A)	6,400	269
Pool	10,795	1,015
Rent-A-Center (A)	35,933	441
Select Comfort *(A)	39,368	842
Sequential Brands Group *(A)	89,081	711
Shoe Carnival	7,100	178
Six Flags Entertainment	22,218	1,288
Smith & Wesson Holding *(A)	24,251	659
SodaStream International *(A)	42,959	916
Sonic Automotive, Cl A (A)	14,700	252
Standard Motor Products (A)	10,493	417
Steven Madden *(A)	25,022	855
Stoneridge *	23,900	357
Texas Roadhouse, Cl A (A)	21,315	972
Vera Bradley *	21,900	310
Vista Outdoor *	16,120	769
Visteon	4,677	308
Wendy’s (A)	84,744	815
ZAGG *	64,495	339

		32,639

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)

Consumer Staples — 3.7%
Andersons (A)	28,606	$1,017
B&G Foods, Cl A (A)	19,818	955
Central Garden & Pet, Cl A *	17,181	373
Dean Foods (A)	44,650	808
Fresh Del Monte Produce	12,890	702
Freshpet *(A)	49,768	464
Ingles Markets, Cl A	9,983	372
John B Sanfilippo & Son (A)	4,918	210
Lancaster Colony	3,332	425
Landec *(A)	126,001	1,356
Omega Protein *	66,063	1,321
Performance Food Group *	24,715	665
Pinnacle Foods	21,405	991
Sanderson Farms (A)	20,031	1,735
SpartanNash	35,478	1,085
SUPERVALU *	71,144	336
Universal (A)	15,000	866
Weis Markets	4,700	237

		13,918

Energy — 5.4%
Alon USA Energy	41,641	270
Ardmore Shipping (A)	84,361	571
Atwood Oceanics, Cl A (A)	45,378	568
Bill Barrett *(A)	48,375	309
CARBO Ceramics (A)	68,746	900
Carrizo Oil & Gas *(A)	19,221	689
Concho Resources *(A)	10,376	1,237
DHT Holdings	43,900	221
Frontline (A)	45,603	359
Gulfport Energy *	34,600	1,082
Matrix Service *	46,806	772
Navigator Holdings *	26,194	301
Oil States International *(A)	17,885	588
Pacific Ethanol *(A)	163,253	890
Parsley Energy, Cl A *	14,940	404
Patterson-UTI Energy	20,263	432
PBF Energy, Cl A (A)	88,545	2,106
Scorpio Tankers (A)	198,884	835
Southwestern Energy *(A)	58,079	731
StealthGas *	108,300	409
Superior Energy Services	50,820	936
Synergy Resources *	139,447	929
TETRA Technologies *	223,366	1,423
Tidewater, Cl A (A)	175,301	773
Westmoreland Coal *	78,614	748
World Fuel Services	29,815	1,416

		19,899

Financials — 34.0%
1st Source	14,280	463

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
AG Mortgage Investment Trust ‡	31,051	$448
Agree Realty ‡(A)	27,274	1,316
American Equity Investment Life Holding	52,532	749
AmTrust Financial Services (A)	11,200	274
Anworth Mortgage Asset ‡	126,461	594
Apollo Commercial Real Estate Finance ‡(A)	19,300	310
Argo Group International Holdings	24,242	1,258
Ashford Hospitality Trust ‡(A)	64,106	344
Aspen Insurance Holdings	16,741	776
Axis Capital Holdings	9,760	537
Banc of California	35,603	644
Banco Latinoamericano de Exportaciones, Cl E (A)	31,400	832
Bancorp *	31,133	187
Berkshire Hills Bancorp	19,546	526
BGC Partners, Cl A	122,404	1,066
BlackRock Capital Investment (A)	76,269	593
Brandywine Realty Trust ‡(A)	61,174	1,028
Camden National	10,400	437
Camden Property Trust ‡(A)	475	42
Capitol Federal Financial (A)	71,595	999
Cash America International	16,593	707
CatchMark Timber Trust, Cl A ‡	144,645	1,768
CBL & Associates Properties ‡	28,700	267
Cedar Realty Trust ‡	238,567	1,773
Central Pacific Financial	92,716	2,188
Chatham Lodging Trust ‡(A)	24,600	541
CNO Financial Group	166,574	2,908
Colony Starwood Homes ‡(A)	114,777	3,492
Columbia Banking System (A)	42,915	1,204
Community Trust Bancorp	14,480	502
Customers Bancorp *(A)	64,300	1,616
CyrusOne ‡(A)	9,692	539
CYS Investments ‡(A)	45,374	380
DuPont Fabros Technology ‡(A)	21,706	1,032
Dynex Capital ‡	83,469	579
Employers Holdings	48,251	1,400
Endurance Specialty Holdings	20,182	1,355
Enterprise Financial Services	4,550	127
EPR Properties, Cl A ‡(A)	26,302	2,122
Equity Commonwealth *‡	71,225	2,075
Everest Re Group	2,920	533
FBR (A)	49,200	735
Federal Agricultural Mortgage, Cl C	16,494	574
FelCor Lodging Trust ‡	46,824	292
First Busey	17,533	375
First Commonwealth Financial (A)	182,254	1,677
First Community Bancshares	24,295	545
First Foundation *	27,682	595
First Interstate BancSystem, Cl A (A)	23,250	653
Flushing Financial	29,300	583
FNB (Pennsylvania)	19,650	246

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
FNFV Group *	61,500	$705
Forest City Realty Trust, Cl A ‡	39,325	877
Franklin Street Properties ‡	112,407	1,379
Fulton Financial (A)	167,050	2,255
Gaming and Leisure Properties ‡	44,723	1,542
GEO Group ‡	76,651	2,620
Gladstone Commercial ‡	26,801	453
Gramercy Property Trust ‡(A)	168,979	1,558
Great Western Bancorp	42,179	1,330
Green Dot, Cl A *(A)	124,775	2,869
Hancock Holding, Cl A (A)	37,067	968
Hanover Insurance Group, Cl A	35,346	2,991
Healthcare Trust of America, Cl A ‡(A)	47,778	1,545
Hercules Capital, Cl A (A)	37,894	471
Hersha Hospitality Trust, Cl A ‡(A)	75,821	1,300
Highwoods Properties ‡	21,772	1,150
Hospitality Properties Trust ‡(A)	12,900	372
Howard Hughes *(A)	13,511	1,545
IBERIABANK (A)	19,513	1,166
Investors Bancorp	196,931	2,182
Kearny Financial	80,707	1,015
Kemper, Cl A (A)	49,254	1,526
Kennedy-Wilson Holdings	58,951	1,118
Mack-Cali Realty ‡(A)	15,200	410
Maiden Holdings (A)	188,437	2,307
MainSource Financial Group	32,593	719
MB Financial (A)	24,311	882
Medical Properties Trust ‡(A)	74,492	1,133
Meridian Bancorp	134,614	1,990
MFA Financial ‡(A)	45,000	327
National Bank Holdings, Cl A (A)	71,890	1,464
National General Holdings	16,961	363
National Health Investors ‡	21,009	1,578
Nelnet, Cl A	18,916	657
Northfield Bancorp (A)	150,091	2,226
OceanFirst Financial	33,563	610
OFG Bancorp	285,997	2,374
Old National Bancorp, Cl A (A)	65,505	821
Oppenheimer Holdings, Cl A (A)	11,000	170
PacWest Bancorp (A)	38,520	1,532
PennyMac Mortgage Investment Trust ‡(A)	31,400	510
Physicians Realty Trust ‡(A)	36,002	756
Piedmont Office Realty Trust, Cl A ‡(A)	25,550	550
Piper Jaffray *(A)	14,622	551
Popular	62,900	1,843
Post Properties ‡	550	34
Preferred Bank	4,500	130
PS Business Parks ‡	3,383	359
QTS Realty Trust, Cl A ‡(A)	26,527	1,485
Radian Group	30,107	314
Republic Bancorp, Cl A	16,500	456
RLJ Lodging Trust ‡(A)	16,665	357

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
RMR Group	14,611	$453
Select Income ‡	35,300	917
Selective Insurance Group (A)	27,188	1,039
Seritage Growth Properties ‡(A)	14,286	712
SLM *	144,624	894
Starwood Property Trust ‡(A)	79,897	1,656
State Bank Financial (A)	85,600	1,742
Summit Hotel Properties ‡	78,954	1,045
TCF Financial	101,452	1,283
Two Harbors Investment ‡	113,016	967
Union Bankshares	18,400	455
United Community Banks	69,000	1,262
United Fire Group	9,380	398
Validus Holdings	27,291	1,326
Walker & Dunlop *	1,500	34
Webster Financial (A)	27,435	931
WesBanco (A)	10,000	311
Western Alliance Bancorp *	37,130	1,212
Western Asset Mortgage Capital ‡(A)	41,719	392
White Mountains Insurance Group	517	435
Wintrust Financial (A)	19,045	971
World Acceptance *(A)	10,240	467
Yadkin Financial (A)	53,743	1,348

		126,901

Health Care — 6.1%
Accuray *	331,209	1,719
Air Methods *(A)	32,615	1,169
Akorn *	11,634	331
Amsurg *	9,527	739
Analogic (A)	21,153	1,680
Community Health Systems *(A)	99,242	1,196
Cynosure, Cl A *	12,505	608
Emergent BioSolutions *	21,395	602
Exactech *	12,600	337
Globus Medical, Cl A *(A)	40,774	972
Impax Laboratories *(A)	11,040	318
Integra LifeSciences Holdings *(A)	29,273	2,335
Invacare (A)	42,361	514
Kindred Healthcare	112,270	1,268
Lannett *(A)	85,239	2,028
LHC Group *	9,111	394
LifePoint Health *(A)	8,400	549
Ligand Pharmaceuticals *(A)	20,173	2,406
Magellan Health *	5,464	359
PDL BioPharma	112,744	354
Prestige Brands Holdings, Cl A *	12,668	702
SciClone Pharmaceuticals *	9,400	123
Trinity Biotech ADR (A)	125,200	1,420
Triple-S Management, Cl B *	16,694	408

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
Vocera Communications *	27,353	$351

		22,882

Industrials — 15.3%
AAR (A)	20,200	471
Acacia Research	243,869	1,073
ACCO Brands *	236,887	2,447
Actuant, Cl A	23,044	521
Aegion, Cl A *	35,700	697
Air Transport Services Group *	50,500	654
Alamo Group (A)	5,400	356
Alaska Air Group	4,500	262
American Railcar Industries (A)	10,156	401
ARC Document Solutions *	96,637	376
ArcBest	9,200	150
Atlas Air Worldwide Holdings *	56,390	2,336
Babcock & Wilcox Enterprises *	47,362	696
Barnes Group	31,420	1,041
Beacon Roofing Supply *	21,233	965
Briggs & Stratton (A)	17,900	379
BWX Technologies, Cl W	56,627	2,026
CEB	5,770	356
Celadon Group (A)	34,195	279
Covanta Holding (A)	33,200	546
Crane, Cl A	19,781	1,122
Deluxe (A)	8,100	538
DXP Enterprises *(A)	19,896	297
EMCOR Group	31,850	1,569
Engility Holdings *	20,215	427
Ennis	31,957	613
Essendant (A)	6,500	199
Federal Signal	26,789	345
Forward Air	23,246	1,035
FreightCar America, Cl A	82,709	1,162
Generac Holdings *(A)	22,839	798
Genesee & Wyoming, Cl A *(A)	18,271	1,077
Great Lakes Dredge & Dock *(A)	444,813	1,939
Hawaiian Holdings *(A)	18,300	695
HEICO (A)	5,829	389
Hillenbrand (A)	10,600	318
Hyster-Yale Materials Handling (A)	16,739	996
ICF International, Cl A *	54,664	2,236
ITT	27,429	877
JetBlue Airways *	20,636	342
John Bean Technologies, Cl A (A)	6,553	401
Kadant	13,205	680
Kaman, Cl A (A)	41,849	1,779
KAR Auction Services	39,486	1,648
KBR	34,500	457
Keyw Holding, Cl A *(A)	55,804	555
Korn/Ferry International	20,861	432
LB Foster, Cl A	67,001	730

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Small Cap Value Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
Manitowoc Foodservice *(A)	20,934	$369
Masonite International *	6,248	413
Meritor *	65,368	471
Navigant Consulting *	24,108	389
Orion Group Holdings *	138,349	735
Primoris Services (A)	25,264	478
Proto Labs *(A)	11,775	678
Quad	29,703	692
RPX *	31,678	290
RR Donnelley & Sons (A)	18,986	321
SiteOne Landscape Supply *	24,462	831
Skywest (A)	32,357	856
Sterling Construction *	39,782	195
TAL International Group (A)	34,672	465
Teledyne Technologies *(A)	12,829	1,271
Titan Machinery *(A)	92,675	1,033
Triumph Group (A)	67,821	2,408
Tutor Perini *(A)	76,290	1,797
Universal Forest Products	5,120	475
VSE	3,500	234
Wabash National *(A)	40,100	509
Wesco Aircraft Holdings *(A)	170,106	2,283

		56,881

Information Technology — 12.1%
ACI Worldwide *(A)	53,745	1,049
Amkor Technology *	158,775	913
Applied Micro Circuits *(A)	94,452	606
Benchmark Electronics *(A)	53,334	1,128
Black Box	68,208	892
Blackbaud, Cl A (A)	10,035	681
CACI International, Cl A *	11,830	1,070
Coherent *	4,559	418
CommVault Systems *	17,985	777
Convergys	47,212	1,180
CSG Systems International	13,339	538
Cypress Semiconductor (A)	33,174	350
Digi International *	98,852	1,061
ePlus *(A)	2,800	229
Exar *(A)	255,797	2,059
ExlService Holdings *	15,714	824
Fabrinet *	15,612	580
Fairchild Semiconductor International *	17,718	352
IAC	16,181	911
Inphi *	15,139	485
Insight Enterprises *	33,884	881
InterDigital (A)	15,751	877
j2 Global	25,149	1,589
Keysight Technologies *	28,816	838
Kulicke & Soffa Industries *	29,000	353
Littelfuse (A)	11,769	1,391
MaxLinear, Cl A *	31,723	570

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
Mentor Graphics	23,547	$501
Mercury Systems *	21,501	534
MoneyGram International *	26,500	182
Monolithic Power Systems (A)	8,770	599
Multi-Fineline Electronix *	15,337	356
NETGEAR *(A)	37,845	1,799
NeuStar, Cl A *(A)	15,747	370
Open Text	30,677	1,815
Orbotech *	23,524	601
OSI Systems *	35,715	2,076
Photronics *	80,388	716
Plantronics	13,169	579
QAD, Cl A	34,400	663
QLogic *	60,240	888
Sanmina *	55,105	1,477
Silicon Graphics International *	197,768	995
Silicon Motion Technology ADR	8,972	429
SuperCom *(A)	86,200	328
Sykes Enterprises *	34,045	986
SYNNEX	15,760	1,494
Take-Two Interactive Software, Cl A *	24,532	930
Tech Data *	15,103	1,085
TeleTech Holdings	21,611	586
Ultratech *(A)	54,393	1,249
Viavi Solutions *	53,280	353
Xcerra *(A)	106,900	615
Zebra Technologies, Cl A *	6,241	313

		45,121

Materials — 4.8%
AK Steel Holding *	71,706	334
Allegheny Technologies (A)	26,799	342
Ashland	3,160	363
Cabot	42,128	1,924
Carpenter Technology (A)	16,400	540
Century Aluminum *(A)	54,468	345
Clearwater Paper *	10,489	686
Commercial Metals, Cl A	75,310	1,273
Compass Minerals International, Cl A	9,629	714
Domtar	7,700	270
Flotek Industries *(A)	31,737	419
FMC	29,434	1,363
Glatfelter	14,800	289
Headwaters, Cl A *	43,110	773
Huntsman	24,908	335
Innospec	35,292	1,623
LSB Industries *(A)	92,173	1,113
Rayonier Advanced Materials	37,270	507
Schweitzer-Mauduit International	51,160	1,805
Sensient Technologies (A)	8,348	593
Silgan Holdings (A)	27,729	1,427
United States Steel (A)	19,657	331

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Small Cap Value Fund (Continued)

Description	Shares		Market Value ($ Thousands)

COMMON STOCK†† (continued)
Worthington Industries	9,746		$412

			17,781

Telecommunication Services — 0.5%
Inteliquent	35,000		696
Iridium Communications *(A)	82,575		733
Vonage Holdings *	86,726		529

			1,958

Utilities — 4.8%
ALLETE	21,493		1,389
American Water Works (A)	5,686		481
Avista (A)	13,700		614
Black Hills, Cl A	7,100		448
Cadiz *(A)	50,400		296
California Water Service Group, Cl A (A)	35,710		1,247
Chesapeake Utilities (A)	24,405		1,615
Piedmont Natural Gas	5,877		353
Pinnacle West Capital	6,076		493
PNM Resources	88,101		3,122
Portland General Electric	80,757		3,563
SJW	9,485		373
South Jersey Industries, Cl A (A)	19,571		619
Southwest Gas (A)	18,375		1,446
Spire (A)	27,070		1,918

			17,977

Total Common Stock (Cost $317,503) ($ Thousands)			355,957

AFFILIATED PARTNERSHIP — 39.5%
SEI Liquidity Fund, L.P.
0.430% **†(B)	147,395,246		147,395

Total Affiliated Partnership (Cost $147,395) ($ Thousands)			147,395

	Face Amount (Thousands	)

U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bills
0.434%, 08/18/2016 (C)(D)	$180		180

Total U.S. Treasury Obligation (Cost $180) ($ Thousands)			180

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Government Fund, Cl A
0.150% **†	16,361,446	$16,361

Total Cash Equivalent (Cost $16,361) ($ Thousands)		16,361

Total Investments — 139.4% (Cost $481,439) ($ Thousands) @		$519,893

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	13	Sep-2016	$(9)

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $372,864 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2016.
†	Investment in Affiliated Security.
††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $146,930 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2016 was $147,395($Thousands).
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(D)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $481,439 ($ Thousands), and the unrealized appreciation and depreciation were $56,722 ($ Thousands) and $(18,268) ($Thousands), respectively.

The following is a list of the levels of inputs used as of June 30, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$355,957	$–	$–	$355,957
Affiliated Partnership	–	147,395	–	147,395
U.S. Treasury Obligation	–	180	–	180
Cash Equivalent	16,361	–	–	16,361

Total Investments in Securities	$372,318	$147,575	$–	$519,893

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(9)	$—	$—	$(9)

Total Other Financial Instruments	$(9)	$—	$—	$(9)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Small Cap Value Fund (Concluded)

*Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 6/30/2016	Dividend Income

SEI Liquidity Fund, L.P.	$ 16,899	$296,142	$ (165,646)	$ 147,395	$ 292
SEI Daily Income Trust, Prime Obligation Fund, Class A	14,504	168,261	(182,765)	—	27
SEI Daily Income Trust, Government Fund, Class A	—	20,091	(3,730)	16,361	1

Totals	$31,403	$ 484,494	$(352,141)	$163,756	$ 320

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Small Cap Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† — 96.6%

Consumer Discretionary — 17.3%
2U *(A)	60,267	$1,772
American Eagle Outfitters (A)	13,820	220
Arctic Cat *(A)	22,117	376
Big Lots (A)	9,256	464
Bloomin’ Brands	16,649	298
Boot Barn Holdings *	63,402	547
Bright Horizons Family Solutions *	45,102	2,991
Buffalo Wild Wings *(A)	4,065	565
Callaway Golf	37,737	385
Carriage Services (A)	42,560	1,008
Cavco Industries *	4,166	390
Cooper-Standard Holding *	7,719	610
Core-Mark Holding, Cl A (A)	61,272	2,871
Cracker Barrel Old Country Store (A)	2,118	363
Dave & Buster’s Entertainment *	40,059	1,874
Del Frisco’s Restaurant Group *	38,599	553
Diamond Resorts International *(A)	37,631	1,127
Dorman Products *(A)	14,162	810
Drew Industries	3,840	326
Duluth Holdings, Cl B *	11,645	285
Dunkin’ Brands Group	12,398	541
Express *	29,460	427
Fenix Parts *(A)	70,449	277
Fiesta Restaurant Group *	81,338	1,774
Five Below *(A)	48,566	2,254
Francesca’s Holdings *	33,471	370
G-III Apparel Group *	9,917	453
Grand Canyon Education *	17,647	705
Gray Television *	46,661	506
Helen of Troy *	16,836	1,731
Hibbett Sports *(A)	28,164	980
IMAX *(A)	29,392	867
Jack in the Box	24,497	2,105
Lithia Motors, Cl A	7,805	555
Malibu Boats, Cl A *	31,134	376
MDC Partners, Cl A	154,346	2,823
Monro Muffler	24,801	1,576
Motorcar Parts of America *	18,655	507
National CineMedia	170,611	2,641
Nautilus *	41,947	748
Nutrisystem	13,973	354
Ollie’s Bargain Outlet Holdings *(A)	16,674	415
Outerwall (A)	7,265	305
Papa Murphy’s Holdings *(A)	28,313	188
Planet Fitness, Cl A *	53,424	1,009
Pool	6,091	573
Sally Beauty Holdings *(A)	20,156	593
Six Flags Entertainment	5,023	291
Smith & Wesson Holding *(A)	10,914	297
Steven Madden *	23,096	789
Superior Industries International	11,509	308

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
Tempur-Pedic International *(A)	9,895	$547
Tenneco *	6,872	320
Texas Roadhouse, Cl A	21,732	991
Tile Shop Holdings *	47,638	947
Tumi Holdings *(A)	11,632	311
Universal Electronics *	21,168	1,530
William Lyon Homes, Cl A *	35,404	571
Wingstop *(A)	10,708	292
Winmark	5,247	523
Wolverine World Wide (A)	37,392	760
Zoe’s Kitchen *(A)	11,144	404

		52,369

Consumer Staples — 3.1%
Amplify Snack Brands *(A)	53,393	788
Cal-Maine Foods (A)	5,803	257
Central Garden and Pet *	49,187	1,123
Chefs’ Warehouse Holdings *	32,217	516
Dean Foods (A)	16,552	299
Freshpet *	39,134	365
MGP Ingredients	8,955	342
Post Holdings *	4,451	368
Primo Water *	72,867	861
Spectrum Brands Holdings (A)	21,998	2,625
WD-40	14,417	1,693

		9,237

Energy — 2.4%
Callon Petroleum *	27,265	306
Carrizo Oil & Gas *	40,280	1,444
Clayton Williams Energy *(A)	10,965	301
Dril-Quip *	7,089	414
Evolution Petroleum	188,027	1,029
Fairmount Santrol Holdings *	39,983	308
Matador Resources *(A)	14,102	279
Oil States International *	11,834	389
Pacific Ethanol *	48,026	262
Parsley Energy, Cl A *	13,039	353
RigNet, Cl A *	51,243	686
Sanchez Energy *(A)	37,499	265
Synergy Resources *(A)	65,755	438
US Silica Holdings (A)	12,528	432
Western Refining (A)	10,279	212

		7,118

Financials — 5.6%
Altisource Portfolio Solutions *	11,118	309
Bank of the Ozarks (A)	9,651	362
Bats Global Markets	51,917	1,334
CoreSite Realty ‡	8,237	731
Eagle Bancorp *	23,811	1,146
Financial Engines (A)	23,587	610

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
Four Corners Property Trust ‡	21,862	$450
Franklin Financial Network *	16,807	527
Houlihan Lokey, Cl A	19,877	445
Jernigan Capital (A) ‡	35,368	493
KCG Holdings, Cl A *	21,200	282
LaSalle Hotel Properties ‡	55,185	1,301
National General Holdings	65,405	1,401
National Storage Affiliates Trust ‡	56,697	1,180
Opus Bank (A)	27,234	920
PennantPark Investment	124,243	849
Signature Bank NY, Cl B *	2,673	334
Stifel Financial *	9,366	295
SVB Financial Group, Cl B *	2,875	274
United Community Banks	62,453	1,142
Value Creation *(B)(C)(D)	145,600	59
Western Alliance Bancorp *	26,978	881
Wintrust Financial	21,987	1,121
WisdomTree Investments (A)	39,979	391

		16,837

Health Care — 21.2%
ABIOMED *	18,575	2,030
Acadia Healthcare, Cl A *(A)	25,150	1,393
Accelerate Diagnostics *(A)	20,046	288
Adamas Pharmaceuticals *	18,095	274
Aerie Pharmaceuticals *(A)	18,071	318
Aimmune Therapeutics *(A)	9,003	97
Akorn *	17,419	496
Alder Biopharmaceuticals *(A)	11,687	292
Align Technology *	6,999	564
AMAG Pharmaceuticals *(A)	95,168	2,276
Amedisys *	8,544	431
AMN Healthcare Services *	106,169	4,244
Amphastar Pharmaceuticals *(A)	18,712	302
Amsurg *	16,859	1,307
Atara Biotherapeutics *(A)	13,830	311
Avexis *	6,366	242
BioDelivery Sciences International *	271,200	640
BioTelemetry *	24,355	397
Bluebird Bio *(A)	7,198	312
Cambrex *	52,156	2,698
Capital Senior Living *	73,576	1,300
Castlight Health, Cl B *(A)	69,318	275
Chimerix *	54,210	213
Computer Programs & Systems (A)	5,554	222
Concert Pharmaceuticals *	4,867	55
Cynosure, Cl A *	46,780	2,276
DBV Technologies ADR *	10,805	352
DENTSPLY SIRONA	10,088	626
DexCom *	5,869	466
Diplomat Pharmacy *(A)	27,275	955
Emergent BioSolutions *	26,134	735

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
Endologix *(A)	84,912	$1,058
Exact Sciences *	26,325	322
Exelixis *(A)	46,966	367
Five Prime Therapeutics *	8,142	337
Flamel Technologies ADR *	111,579	1,198
Glaukos *	16,934	494
Globus Medical, Cl A *(A)	65,802	1,568
GW Pharmaceuticals ADR *(A)	3,419	313
Heska *	10,714	398
ICON *	7,516	526
INC Research Holdings, Cl A *	41,051	1,565
Integra LifeSciences Holdings *	31,756	2,534
LDR Holding *	31,173	1,152
Lexicon Pharmaceuticals *(A)	28,198	405
Ligand Pharmaceuticals *(A)	21,588	2,575
Loxo Oncology *(A)	11,299	262
Masimo *	10,738	564
Medicines *(A)	6,330	213
Medidata Solutions *	7,280	341
Merit Medical Systems *	14,855	295
Molina Healthcare *	37,932	1,893
Myriad Genetics *(A)	7,551	231
NeoGenomics *	154,160	1,239
Neurocrine Biosciences *	15,901	723
Neuroderm *	23,089	375
Nevro *	19,245	1,420
Novadaq Technologies *	23,730	234
Omnicell *	27,706	948
Otonomy *	17,505	278
OvaScience *(A)	30,802	160
Pacific Biosciences of California *	70,778	498
Penumbra *(A)	9,300	553
Premier, Cl A *	13,419	439
Press Ganey Holdings *(A)	36,703	1,444
Prestige Brands Holdings, Cl A *	46,957	2,601
Quality Systems *	27,317	325
Quidel *(A)	21,713	388
Radius Health *(A)	8,813	324
Revance Therapeutics *(A)	18,674	254
Sage Therapeutics *(A)	7,777	234
Seres Therapeutics *(A)	9,200	267
Spectranetics *	35,116	657
STERIS (A)	9,637	663
Supernus Pharmaceuticals *	67,751	1,380
Surgical Care Affiliates *	8,149	388
Syndax Pharmaceuticals *(A)	22,131	218
TherapeuticsMD *(A)	40,533	345
Trupanion *(A)	24,397	323
Ultragenyx Pharmaceutical *	5,005	245
Vascular Solutions *	7,405	308
Versartis *	39,463	436
Vocera Communications *	42,301	544

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
WellCare Health Plans *	4,882	$524
Zeltiq Aesthetics *(A)	11,706	320
		64,053

Industrials — 18.1%
ABM Industries	39,762	1,451
Advisory Board *	10,568	374
Air Transport Services Group *	50,584	656
Albany International, Cl A	7,409	296
American Woodmark *	16,807	1,116
Apogee Enterprises	56,608	2,624
Argan	6,991	292
Astec Industries	28,783	1,616
Carlisle	8,288	876
CEB	17,584	1,085
Clean Harbors *	27,185	1,417
Comfort Systems USA	19,695	641
Curtiss-Wright	149	13
Deluxe (A)	50,296	3,338
Dycom Industries *(A)	22,276	2,000
Exponent	24,304	1,420
Forward Air	22,684	1,010
Genesee & Wyoming, Cl A *	5,942	350
Gibraltar Industries *	9,645	304
Global Brass & Copper Holdings	10,957	299
Greenbrier	10,393	303
H&E Equipment Services	32,843	625
Hawaiian Holdings *	7,861	298
Heartland Express (A)	69,741	1,213
Heico, Cl A	22,335	1,198
HEICO	4,750	317
Heritage-Crystal Clean *	113,138	1,381
Hexcel, Cl A	9,159	381
Huron Consulting Group *(A)	29,411	1,777
IDEX	9,592	788
InnerWorkings *(A)	64,644	535
Insperity, Cl A	4,028	311
John Bean Technologies, Cl A	22,774	1,394
Joy Global (A)	14,216	301
Kennametal (A)	22,454	496
Kirby *	23,340	1,456
Lincoln Electric Holdings	8,490	502
MasTec *	73,274	1,635
Middleby *	2,422	279
MSC Industrial Direct, Cl A	10,415	735
NV5 Global *	10,497	299
On Assignment *	55,829	2,063
Oshkosh Truck	5,918	282
Park-Ohio Holdings (A)	13,851	392
Patrick Industries *	12,786	771
Paylocity Holding *(A)	9,698	419
PGT *(A)	40,235	414

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
Proto Labs *(A)	8,762	$504
RBC Bearings *	11,730	850
Ritchie Bros. Auctioneers	14,835	501
Roadrunner Transportation Systems *	32,205	240
Saia *	18,157	456
SiteOne Landscape Supply *	25,790	877
Skywest	12,077	320
SP Plus *	57,590	1,300
Swift Transportation, Cl A *	64,313	991
TASER International *(A)	16,155	402
Tennant	25,937	1,397
TriNet Group *	69,193	1,439
TrueBlue *	26,786	507
Valmont Industries (A)	2,090	283
WageWorks *	43,713	2,614
XPO Logistics *(A)	10,754	282

		54,706

Information Technology — 25.5%
Acxiom *	70,801	1,557
Advanced Micro Devices *(A)	73,210	376
Alarm.com Holdings *	48,806	1,251
Aspen Technology *	32,210	1,296
Atlassian, Cl A *(A)	12,586	326
Barracuda Networks *(A)	28,249	428
Blackbaud, Cl A	28,948	1,966
Blackhawk Network Holdings, Cl A *	8,741	293
Booz Allen Hamilton Holding, Cl A	29,325	869
BroadSoft *	8,387	344
CalAmp *	161,082	2,386
Callidus Software *	153,824	3,073
Carbonite *	102,699	999
Cardtronics *(A)	37,582	1,496
Cass Information Systems	17,229	891
Cavium *	43,795	1,690
ChannelAdvisor *	86,990	1,260
Cimpress *(A)	18,467	1,708
Cirrus Logic *	12,566	487
Coherent *	11,528	1,058
comScore *(A)	10,052	240
Cornerstone OnDemand *	49,662	1,890
Cray *(A)	6,352	190
CSG Systems International	32,147	1,296
Demandware *	14,597	1,093
Descartes Systems Group *	15,735	300
DST Systems	10,266	1,195
DTS *	22,991	608
EarthLink Holdings	9,903	63
Ebix (A)	5,905	283
Envestnet *(A)	23,826	794
EPAM Systems *	10,976	706
Euronet Worldwide *	32,053	2,218

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
Exa *	67,547	$976
ExlService Holdings *	7,552	396
FireEye *	50,793	837
Five9 *	30,149	359
Fleetmatics Group *(A)	20,245	877
Forrester Research	11,076	408
Fortinet *	9,950	314
Gigamon *	7,774	291
Globant *(A)	15,079	593
Guidewire Software, Cl Z *	38,156	2,357
Hackett Group	50,495	700
HubSpot *	12,273	533
Infoblox *	62,044	1,164
Integrated Device Technology *	15,975	322
Littelfuse	23,778	2,810
LivePerson *(A)	102,571	650
LogMeIn *	6,814	432
Lumentum Holdings *	47,955	1,161
Manhattan Associates *	14,597	936
Marketo *	37,437	1,304
MAXIMUS	23,928	1,325
MaxLinear, Cl A *	26,466	476
Mellanox Technologies *	10,682	512
Mercury Systems *	18,805	468
Mesa Laboratories (A)	3,255	400
Microsemi *	22,245	727
Mitek Systems *	35,098	250
Monolithic Power Systems	39,791	2,719
Monotype Imaging Holdings	53,033	1,306
Nanometrics *	13,953	290
New Relic *(A)	11,587	340
Oclaro *(A)	64,132	313
Pandora Media *(A)	31,159	388
Paycom Software *(A)	7,434	321
PDF Solutions *	75,691	1,059
Perficient *	68,230	1,386
PFSweb *	22,781	216
Proofpoint *	39,616	2,499
Q2 Holdings *	58,721	1,645
Qlik Technologies *	13,818	409
RealPage *	15,686	350
RingCentral, Cl A *	20,574	406
Rogers *	4,955	303
Rudolph Technologies *	28,959	450
SciQuest *	25,629	453
Shutterstock *(A)	10,143	465
Silicon Laboratories *	13,478	657
SPS Commerce *	6,060	367
Stratasys *(A)	16,463	377
Synaptics *	10,943	588
Take-Two Interactive Software, Cl A *	28,604	1,085
Tyler Technologies *	7,921	1,321

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
Ubiquiti Networks *(A)	8,745	$338
Universal Display *	5,505	373
VeriFone Holdings *	9,033	167
WebMD Health, Cl A *(A)	7,286	423

		77,222

Materials — 2.8%
AK Steel Holding *	59,055	275
Balchem	7,544	450
Berry Plastics Group *	94,044	3,654
Cliffs Natural Resources *(A)	55,930	317
Coeur Mining *	35,137	374
Kraton Performance Polymers *	20,023	559
Neenah Paper, Cl A	3,809	276
PolyOne	29,417	1,037
Summit Materials, Cl A *	58,202	1,191
US Concrete *(A)	6,768	412

		8,545

Telecommunication Services — 0.6%
8x8 *	130,326	1,904

Total Common Stock (Cost $293,133) ($ Thousands)		291,991

	Number of Rights

RIGHTS — 0.0%

United States — 0.0%
Durata Therapeutics CVR *‡‡	8,500	–
Dyax, Expires 12/31/2019 *	7,184	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 17.2%
SEI Liquidity Fund, L.P.
0.430% **†(E)	51,922,142	51,922

Total Affiliated Partnership (Cost $51,922) ($ Thousands)		51,922

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Small Cap Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Government Fund, Cl A
0.170% **†	11,935,458	$11,935
Total Cash Equivalent (Cost $11,935) ($ Thousands)		11,935
Total Investments — 117.7%
(Cost $356,990) ($ Thousands) @		$355,848

Percentages are based on a Net Assets of $302,264 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2016.

†	Investment in Affiliated Security.

††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

‡‡	Expiration date unavailable.

(A)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $50,586 ($ Thousands).

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2016 was $59 ($ Thousands) and represented 0.02% of Net Assets.

(C)	Securities considered illiquid. The total value of such securities as of June 30, 2016 was $59 ($ Thousands) and represented 0.02% of Net Assets.

(D)	Securities considered restricted. The total market value of such securities as of June 30, 2016 was $59 ($ Thousands) and represented 0.02% of Net Assets.

(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2016 was $51,922 ($Thousands).

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $356,990 ($ Thousands), and the unrealized appreciation and depreciation were $24,827 ($ Thousands) and $(25,969) ($Thousands), respectively.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Small Cap Growth Fund (Concluded)

The restricted security held by the Fund as of June 30, 2016, is as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Value Creation	145,600	08/10/06	08/10/06	$1,491	$59	0.02%

				$1,491	$59	0.02%

The following is a list of the levels of inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$291,932	$–	$59	$291,991
Affiliated Partnership	–	51,922	–	51,922
Rights	–	–	–	–
Cash Equivalent	11,935	–	–	11,935

Total Investments in Securities	$303,867	$51,922	$59	$355,848

^ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended June 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 6/30/2016	Dividend Income
SEI Liquidity Fund, L.P.	$ 25,078	$ 153,886	$ (127,042)	$51,922	$ 622
SEI Daily Income Trust, Prime Obligation Fund, Class A	20,247	86,822	(107,069)	—	20
SEI Daily Income Trust, Government Fund, Class A	—	16,325	(4,390)	11,935	1

Totals	$ 45,325	$ 257,113	$ (238,581)	$63,857	$ 643

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Tax-Managed Small/Mid Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.4%

Consumer Discretionary — 11.4%
2U *(A)	40,016	$1,177
Aaron’s	27,510	602
Abercrombie & Fitch, Cl A (A)	13,579	242
American Axle & Manufacturing Holdings *	49,577	718
American Eagle Outfitters (A)	91,705	1,461
Aramark	66,097	2,209
Autoliv (A)	7,000	752
Beazer Homes USA, Cl A *(A)	56,687	439
Big 5 Sporting Goods	33,898	314
Big Lots (A)	60,114	3,012
Bloomin’ Brands	47,327	846
Bright Horizons Family Solutions *	31,693	2,102
Buffalo Wild Wings *(A)	4,621	642
Burlington Stores *	21,198	1,414
Carter’s	2,200	234
Cato, Cl A	9,700	366
Children’s Place (A)	8,175	656
Cooper Tire & Rubber (A)	40,319	1,202
Cooper-Standard Holding *	8,000	632
Core-Mark Holding, Cl A (A)	19,658	921
Dave & Buster’s Entertainment *	25,145	1,177
Denny’s, Cl A *	32,085	344
Diamond Resorts International *	62,253	1,865
Dillard’s, Cl A (A)	2,522	153
Domino’s Pizza (A)	2,231	293
DR Horton (A)	7,350	231
Express *	34,468	500
Five Below *(A)	44,916	2,085
GameStop, Cl A (A)	10,900	290
Gannett (A)	43,155	596
Genesco *(A)	18,262	1,174
Goodyear Tire & Rubber (A)	20,773	533
Hasbro	8,180	687
Helen of Troy *	5,974	614
IMAX *	14,855	438
Interpublic Group (A)	48,781	1,127
J.C. Penney *(A)	45,399	403
John Wiley & Sons, Cl A	7,029	367
Krispy Kreme Doughnuts *	33,528	703
Lear	15,285	1,555
Libbey	16,940	269
Lithia Motors, Cl A	9,602	682
LKQ *	20,430	648
Marriott Vacations Worldwide (A)	16,786	1,150
MDC Partners, Cl A	152,498	2,789
Michaels *(A)	25,328	720
Mohawk Industries *	1,400	266
Murphy USA *	7,798	578
National CineMedia	87,651	1,357
Newell Brands, Cl B (A)	20,677	1,004
Nexstar Broadcasting Group, Cl A (A)	20,328	967

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NVR *	262	$466
Ollie’s Bargain Outlet Holdings *(A)	40,289	1,003
Oxford Industries, Cl A (A)	3,452	195
Panera Bread, Cl A *(A)	2,763	586
Penn National Gaming *	52,113	727
Planet Fitness, Cl A *	58,614	1,107
Polaris Industries (A)	2,908	238
Pool	32,128	3,021
PVH	7,449	702
RetailMeNot *	42,858	330
Ruth’s Chris Steak House	18,304	292
Signet Jewelers	4,155	342
Six Flags Entertainment	45,162	2,617
Skechers U.S.A., Cl A *	19,536	581
Smith & Wesson Holding *(A)	26,801	728
SodaStream International *(A)	95,013	2,027
Starz - Liberty Capital *	4,819	144
Tempur Sealy International *(A)	10,383	574
Tenneco *	40,156	1,872
Texas Roadhouse, Cl A (A)	48,879	2,229
Tile Shop Holdings *	63,059	1,254
Tower International	14,866	306
Ulta Salon Cosmetics & Fragrance *	3,283	800
US Foods Holding *	44,283	1,073
Vail Resorts	7,682	1,062
Vista Outdoor *	24,615	1,175
Visteon *	5,986	394
Wendy’s (A)	180,995	1,741
Whirlpool (A)	5,200	867
Williams-Sonoma (A)	3,673	192
Zoe’s Kitchen *(A)	28,595	1,037

		75,188

Consumer Staples — 3.9%
Andersons (A)	53,413	1,898
B&G Foods, Cl A (A)	26,595	1,282
Casey’s General Stores	10,240	1,347
Chefs’ Warehouse Holdings *(A)	12,868	206
Dean Foods (A)	40,851	739
Energizer Holdings (A)	19,026	980
Fresh Del Monte Produce	10,000	544
Freshpet *(A)	114,620	1,069
Hain Celestial Group *(A)	18,346	913
Ingredion	29,693	3,843
J&J Snack Foods (A)	7,030	839
Kroger	19,039	700
Lancaster Colony	2,331	297
Molson Coors Brewing, Cl B	6,535	661
Omega Protein *	86,559	1,730
Pilgrim’s Pride *(A)	30,292	772
Pinnacle Foods	21,455	993
Post Holdings *	14,734	1,218

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rite Aid *	15,390	$115
Sanderson Farms (A)	13,270	1,150
SpartanNash	14,576	446
Spectrum Brands Holdings	9,521	1,136
SUPERVALU *	173,470	819
TreeHouse Foods *(A)	5,261	540
USANA Health Sciences *	3,091	344
WhiteWave Foods, Cl A *	20,031	940

		25,521

Energy — 3.9%
Atwood Oceanics, Cl A *(A)	69,519	870
California Resources *(A)	19,646	240
CARBO Ceramics *(A)	59,871	784
Carrizo Oil & Gas *(A)	44,145	1,583
Concho Resources *(A)	20,638	2,461
Diamondback Energy, Cl A *(A)	6,772	618
Dril-Quip *(A)	5,684	332
Ensco, Cl A	31,983	311
Forum Energy Technologies *(A)	31,746	549
Gener8 Maritime *	42,553	272
Matador Resources *(A)	34,174	677
Newfield Exploration *(A)	39,763	1,757
Noble (A)	36,330	299
Oasis Petroleum *	62,111	580
Oceaneering International, Cl A (A)	11,788	352
Oil States International *(A)	49,180	1,617
Parsley Energy, Cl A *	22,980	622
Patterson-UTI Energy (A)	70,106	1,495
PBF Energy, Cl A (A)	72,538	1,725
PDC Energy, Cl A *(A)	6,012	346
Pioneer Natural Resources	2,474	374
Renewable Energy Group *	35,672	315
Southwestern Energy *(A)	102,511	1,290
Superior Energy Services *	49,803	917
Teekay Shipping	62,431	445
Tesoro	7,278	545
Tidewater, Cl A *(A)	97,677	431
US Silica Holdings (A)	26,082	899
Western Refining (A)	21,700	448
World Fuel Services	52,732	2,504

		25,658

Financials — 20.9%
Acadia Realty Trust ‡	50,493	1,794
Affiliated Managers Group *	9,985	1,406
Alexandria Real Estate Equities ‡(A)	10,497	1,087
Allied World Assurance Holdings	12,900	453
Allstate	8,087	566
American Assets Trust ‡(A)	28,220	1,198
American Campus Communities ‡(A)	37,670	1,992
American Equity Investment Life Holding	118,034	1,682

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Financial Group	13,800	$1,020
American Homes 4 Rent, Cl A ‡	62,696	1,284
Ameriprise Financial	4,701	422
Amerisafe	1,639	100
Arch Capital Group *	3,676	265
Argo Group International Holdings	5,429	282
Armada Hoffler Properties ‡	28,819	396
Artisan Partners Asset Management, Cl A (A)	22,210	615
Aspen Insurance Holdings	8,500	394
Assurant	10,159	877
Assured Guaranty	12,310	312
Axis Capital Holdings	2,535	139
Banc of California	27,852	504
Bank of the Ozarks (A)	26,740	1,003
BankUnited	32,581	1,001
Beneficial Bancorp *	71,421	908
BGC Partners, Cl A	323,575	2,818
Brixmor Property Group ‡	13,478	357
Capitol Federal Financial	47,990	669
Cash America International	10,159	433
CBL & Associates Properties ‡	13,231	123
Cedar Realty Trust ‡	44,843	333
Central Pacific Financial	15,480	365
Chemical Financial (A)	9,066	338
Chesapeake Lodging Trust ‡(A)	17,222	400
CNO Financial Group	103,663	1,810
CoBiz Financial	52,900	619
Colony Capital, Cl A ‡	51,038	783
Colony Starwood Homes ‡(A)	51,237	1,559
Columbia Banking System (A)	35,854	1,006
Columbia Property Trust ‡(A)	13,787	295
CoreSite Realty ‡(A)	5,244	465
Corrections Corp of America ‡(A)	45,895	1,607
Credit Acceptance, Cl A *(A)	230	43
CyrusOne ‡(A)	25,221	1,404
Digital Realty Trust, Cl A ‡(A)	4,193	457
Douglas Emmett ‡(A)	4,298	153
DuPont Fabros Technology ‡(A)	40,143	1,908
E*Trade Financial *	11,727	275
Eagle Bancorp *(A)	33,168	1,596
East West Bancorp	36,967	1,264
Education Realty Trust ‡(A)	46,530	2,147
Employers Holdings	17,888	519
Endurance Specialty Holdings	18,808	1,263
EPR Properties, Cl A (A)	33,739	2,722
Equity One, Cl A ‡	16,882	543
Erie Indemnity, Cl A (A)	5,598	556
EverBank Financial, Cl A (A)	45,939	683
Evercore Partners, Cl A	25,036	1,106
Everest Re Group	6,060	1,107
Extra Space Storage ‡(A)	2,600	241
FBL Financial Group, Cl A	3,708	225

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Federated Investors, Cl B	26,697	$768
Fidelity Southern	20,478	321
First American Financial	8,776	353
First Commonwealth Financial	156,875	1,443
First Interstate BancSystem, Cl A (A)	19,006	534
First Midwest Bancorp (A)	35,569	625
First NBC Bank Holding *	17,964	302
First Niagara Financial Group	85,275	831
First Potomac Realty Trust ‡	32,931	303
FNB (Pennsylvania)	42,284	530
FNF Group	6,136	230
FNFV Group *	32,120	368
Forest City Realty Trust, Cl A ‡	104,433	2,330
Franklin Street Properties ‡	28,037	344
Gaming and Leisure Properties ‡	66,751	2,302
Green Dot, Cl A *(A)	198,395	4,561
Hanover Insurance Group, Cl A	38,140	3,227
Healthcare Trust of America, Cl A ‡(A)	33,399	1,080
Hersha Hospitality Trust, Cl A ‡(A)	103,885	1,782
HFF, Cl A *	21,107	610
Highwoods Properties ‡	65,492	3,458
Hilltop Holdings *	15,949	335
Home BancShares (A)	35,468	702
Horace Mann Educators, Cl A (A)	23,303	787
Hospitality Properties Trust ‡(A)	46,609	1,342
Houlihan Lokey, Cl A	42,219	944
Howard Hughes *(A)	34,536	3,948
Huntington Bancshares (A)	148,998	1,332
IBERIABANK	9,153	547
Infinity Property & Casualty (A)	6,577	531
InfraREIT ‡	17,700	310
International Bancshares	20,180	527
International. FCStone *(A)	11,359	310
Investors Bancorp	57,756	640
Investors Real Estate Trust ‡(A)	47,021	304
Iron Mountain ‡	7,952	317
James River Group Holdings	29,513	1,002
Jones Lang LaSalle	8,696	847
Lamar Advertising, Cl A ‡(A)	15,252	1,011
LendingTree *	3,685	326
MarketAxess Holdings (A)	3,601	524
MB Financial (A)	63,446	2,302
Medical Properties Trust ‡(A)	190,106	2,892
MFA Financial ‡(A)	41,437	301
MGIC Investment *	49,669	296
Mid-America Apartment Communities ‡	8,042	856
Nasdaq, Cl A	5,050	327
New Residential Investment ‡	22,388	310
NorthStar Asset Management Group	25,383	259
OFG Bancorp (A)	517,765	4,297
Omega Healthcare Investors ‡(A)	19,600	665
PacWest Bancorp (A)	90,190	3,588

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Parkway Properties ‡	43,809	$733
Piper Jaffray *(A)	8,894	335
Popular	47,861	1,402
PrivateBancorp, Cl A	20,103	885
ProAssurance (A)	4,901	262
PS Business Parks ‡	8,411	892
QTS Realty Trust, Cl A ‡(A)	19,713	1,104
Reinsurance Group of America, Cl A	13,096	1,270
RenaissanceRe Holdings	1,520	179
Ryman Hospitality Properties (A)	14,227	721
Selective Insurance Group (A)	45,314	1,731
ServisFirst Bancshares (A)	7,609	376
Signature Bank NY, Cl B *	11,813	1,476
SLM *	176,639	1,092
Sovran Self Storage ‡	1,800	189
Starwood Property Trust ‡	145,609	3,017
Stifel Financial *(A)	12,532	394
Summit Hotel Properties	40,648	538
Sun Communities ‡	1,825	140
SunTrust Banks	17,965	738
SVB Financial Group, Cl B *(A)	10,502	999
Synovus Financial	4,169	121
Talmer Bancorp, Cl A	18,281	350
TCF Financial	55,027	696
Two Harbors Investment ‡	70,844	606
Unum Group	29,327	932
Validus Holdings	15,363	747
Voya Financial	26,166	648
Walker & Dunlop *	12,315	281
Webster Financial (A)	7,700	261
Western Alliance Bancorp *	71,507	2,335
WP Glimcher ‡	38,494	431
WSFS Financial	28,005	901

		137,655

Health Care — 11.5%
ABIOMED *(A)	8,661	947
Acadia Healthcare, Cl A *(A)	34,736	1,924
Adamas Pharmaceuticals *	21,962	333
Aerie Pharmaceuticals *(A)	21,500	378
Aimmune Therapeutics *	26,200	283
Air Methods *(A)	25,123	900
Akorn *	59,790	1,703
Alder Biopharmaceuticals *(A)	16,379	409
Alere *	3,176	132
Align Technology *	26,782	2,157
AmerisourceBergen	6,362	505
Amsurg *	34,469	2,673
Analogic (A)	27,683	2,199
athenahealth *(A)	1,628	225
C.R. Bard	1,624	382
Cambrex *(A)	7,000	362

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Centene *(A)	41,599	$2,969
Charles River Laboratories International *	14,525	1,197
Chemed (A)	7,200	981
Cooper, Cl A (A)	1,915	329
Cynosure, Cl A *	22,740	1,106
DBV Technologies ADR *	4,828	157
DENTSPLY SIRONA (A)	49,341	3,061
DexCom *(A)	26,872	2,132
Diplomat Pharmacy *(A)	21,018	736
Emergent BioSolutions *	9,736	274
Envision Healthcare Holdings *(A)	27,328	693
Five Prime Therapeutics *	11,200	463
Glaukos *	18,293	533
Globus Medical, Cl A *(A)	13,004	310
GW Pharmaceuticals ADR *(A)	3,127	286
HealthSouth	49,855	1,935
Humana	5,500	989
ICON *(A)	16,233	1,136
ICU Medical *	5,669	639
Idexx Laboratories *(A)	6,675	620
Incyte *	4,314	345
Integra LifeSciences Holdings *(A)	50,072	3,995
Kindred Healthcare	107,214	1,210
Lannett *(A)	143,495	3,414
LHC Group *	8,754	379
Ligand Pharmaceuticals *(A)	56,979	6,796
Luminex *	15,633	316
Magellan Health *	8,334	548
Masimo *	15,397	809
Medicines *(A)	16,794	565
MEDNAX *(A)	14,152	1,025
Mettler Toledo International *(A)	2,460	898
Molina Healthcare *(A)	16,882	842
Neurocrine Biosciences *	10,042	456
Nevro *(A)	19,869	1,466
NuVasive *	10,376	620
OraSure Technologies *	19,385	115
Orthofix International *	8,084	343
Otonomy *(A)	21,739	345
Parexel International *(A)	15,050	946
PDL BioPharma	94,638	297
Penumbra *(A)	15,074	897
PerkinElmer	14,013	735
PharMerica *	19,608	484
Premier, Cl A *(A)	64,503	2,109
Quintiles Transnational Holdings *(A)	31,043	2,028
Radius Health *(A)	7,937	292
STERIS	11,856	815
Teleflex (A)	3,980	706
TESARO *(A)	12,579	1,057
Triple-S Management, Cl B *	13,520	330
Ultragenyx Pharmaceutical *(A)	5,451	267

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Therapeutics *	13,361	$1,415
VCA *	12,182	824
WellCare Health Plans *	8,815	946
West Pharmaceutical Services	4,288	325
Zeltiq Aesthetics *	23,253	636

		75,654

Industrials — 16.5%
AAR (A)	13,157	307
Acacia Research *	425,615	1,873
ACCO Brands *	305,499	3,156
Actuant, Cl A	42,636	964
Acuity Brands	7,636	1,893
AECOM *(A)	39,099	1,242
Aegion, Cl A *	16,638	325
Alaska Air Group	10,913	636
AO Smith (A)	14,044	1,237
Apogee Enterprises	8,228	381
ArcBest	18,348	298
Atlas Air Worldwide Holdings *	87,794	3,636
Babcock & Wilcox Enterprises *	73,634	1,082
Beacon Roofing Supply *	19,239	875
BWX Technologies, Cl W	142,775	5,107
Carlisle	34,980	3,697
CEB	18,387	1,134
Cintas	12,501	1,227
CIRCOR International (A)	5,528	315
Colfax *	16,824	445
Comfort Systems USA	26,073	849
Copa Holdings, Cl A (A)	5,789	303
Copart *	6,297	309
Crane, Cl A	51,163	2,902
Curtiss-Wright	15,306	1,290
Delta Air Lines, Cl A	15,622	569
Deluxe (A)	12,883	855
Dun & Bradstreet (A)	8,152	993
Dycom Industries *(A)	28,929	2,597
EMCOR Group	26,034	1,282
Engility Holdings *	23,184	490
Ennis	15,773	303
Equifax (A)	2,212	284
Federal Signal	3,905	50
G&K Services (A)	16,788	1,285
General Cable	22,092	281
Genesee & Wyoming, Cl A *(A)	53,547	3,157
Global Brass & Copper Holdings	11,651	318
Greenbrier (A)	22,252	648
H&E Equipment Services	70,460	1,341
Hawaiian Holdings *(A)	26,352	1,000
HD Supply Holdings *	42,799	1,490
HEICO (A)	32,324	2,160
Hexcel, Cl A (A)	28,998	1,207

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HNI (A)	13,162	$612
Huntington Ingalls Industries, Cl A	7,861	1,321
Hyster-Yale Materials Handling (A)	6,202	369
IDEX (A)	18,517	1,520
Insperity, Cl A	4,499	347
ITT	50,775	1,624
Jacobs Engineering Group *	6,039	301
JetBlue Airways *	33,398	553
John Bean Technologies, Cl A (A)	7,131	437
Kadant	25,142	1,295
Kaman, Cl A (A)	24,889	1,058
KAR Auction Services	85,739	3,579
Kirby *(A)	23,084	1,440
L-3 Communications Holdings	7,300	1,071
LB Foster, Cl A	75,966	827
Lennox International (A)	7,466	1,065
Lincoln Electric Holdings	17,761	1,049
Masco	22,855	707
Masonite International *	10,974	726
MasTec *(A)	12,669	283
Matson (A)	9,007	291
Meritor *	76,584	551
Middleby *	11,790	1,359
Old Dominion Freight Line, Cl A *(A)	25,477	1,537
Orbital ATK	6,990	595
Owens Corning	13,810	712
Paylocity Holding *(A)	21,432	926
Proto Labs *(A)	16,041	923
Quad	14,739	343
RBC Bearings *(A)	14,377	1,042
Resources Connection	20,994	310
Robert Half International	36,700	1,400
RPX *	31,949	293
Ryder System	8,900	544
Simpson Manufacturing	13,992	559
SiteOne Landscape Supply *	8,913	303
Skywest	25,407	672
Spirit AeroSystems Holdings, Cl A *	22,153	953
Spirit Airlines *(A)	7,026	315
SPX FLOW *	12,449	325
Teledyne Technologies *(A)	20,481	2,029
Tetra Tech (A)	16,037	493
Titan Machinery *(A)	118,090	1,317
Toro (A)	11,242	992
TransDigm Group *	3,700	976
Trinity Industries (A)	19,013	353
Triumph Group (A)	96,098	3,411
TrueBlue *	18,524	350
Unifirst	644	75
United Rentals *(A)	9,199	617
Universal Forest Products	8,704	807
Valmont Industries	3,625	490

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wabash National *(A)	41,485	$527
Wabtec (A)	3,600	253
WageWorks *	8,366	500
Waste Connections	4,781	344
Watsco (A)	6,700	943
Wesco Aircraft Holdings *(A)	239,051	3,208
Xylem (A)	18,430	823

		108,438

Information Technology — 15.8%
ACI Worldwide *(A)	97,850	1,909
Acxiom *(A)	29,729	654
Advanced Energy Industries *	1,400	53
Alliance Data Systems *(A)	1,158	227
Ansys *(A)	3,217	292
Arista Networks *	4,501	290
Arrow Electronics, Cl A *	4,925	305
Aspen Technology *(A)	41,409	1,666
Atlassian, Cl A *(A)	23,427	607
AVG Technologies *	17,281	328
Avnet	8,652	350
Belden (A)	9,618	581
Benchmark Electronics *(A)	25,072	530
Black Box	60,214	788
Blackbaud, Cl A (A)	13,951	947
Booz Allen Hamilton Holding, Cl A	9,143	271
Broadcom	9,282	1,442
Broadridge Financial Solutions	28,670	1,869
BroadSoft *	8,619	354
Brocade Communications Systems	100,100	919
CACI International, Cl A *	10,545	953
Cadence Design Systems *(A)	73,065	1,775
Cavium *(A)	5,106	197
CDW	10,820	434
Ciena *	11,805	221
Cimpress *(A)	10,766	996
Cirrus Logic *	19,412	753
Coherent *	5,166	474
CommVault Systems *	39,535	1,708
Convergys	84,081	2,102
CoStar Group *	11,236	2,457
Criteo ADR *	22,625	1,039
CSG Systems International	16,700	673
Cypress Semiconductor (A)	123,886	1,307
Dolby Laboratories, Cl A (A)	17,896	856
Electronic Arts *(A)	13,002	985
Electronics For Imaging *(A)	13,885	598
Ellie Mae *(A)	4,713	432
Entegris *	26,270	380
Euronet Worldwide *	18,786	1,300
ExlService Holdings *	24,455	1,282
Fair Isaac (A)	6,500	735

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fidelity National Information Services, Cl B	12,644	$932
Fleetmatics Group *(A)	9,640	418
Fortinet *	20,199	638
Gartner *	3,799	370
Gigamon *	19,328	723
Global Payments	26,373	1,882
Guidewire Software, Cl Z *	28,765	1,777
Harris (A)	11,871	991
Himax Technologies ADR (A)	32,223	266
HubSpot *(A)	20,052	871
IAC *	44,608	2,511
Ingram Micro, Cl A *	40,198	1,398
Inphi *	24,989	800
Insight Enterprises *	21,641	563
InterDigital (A)	32,257	1,796
Intersil, Cl A	28,169	381
InterXion Holding *	26,628	982
j2 Global	40,623	2,566
Jabil Circuit	55,885	1,032
Jack Henry & Associates (A)	5,289	462
Keysight Technologies *	47,525	1,382
Leidos Holdings	9,548	457
Littelfuse	16,324	1,929
Lumentum Holdings *	17,046	413
Luxoft Holding, Cl A *(A)	3,553	185
Manhattan Associates *	16,742	1,074
Marvell Technology Group	35,377	337
MaxLinear, Cl A *	29,449	529
Mellanox Technologies *	13,546	650
Mentor Graphics	16,556	352
Methode Electronics	11,078	379
Microchip Technology (A)	16,167	821
Microsemi *(A)	44,787	1,464
MKS Instruments (A)	7,291	314
Monolithic Power Systems	22,891	1,564
Multi-Fineline Electronix *	21,052	488
NCR *	10,826	301
NETGEAR *	16,427	781
NeuStar, Cl A *(A)	25,797	606
Oclaro *(A)	115,601	564
ON Semiconductor *	86,707	765
Open Text	52,506	3,106
Orbotech *	53,910	1,377
OSI Systems *	37,509	2,180
Palo Alto Networks *(A)	5,733	703
Pandora Media *(A)	32,186	401
Paycom Software *(A)	9,028	390
Proofpoint *(A)	20,816	1,313
Qlik Technologies *	23,320	690
Qorvo *(A)	10,870	601
Rackspace Hosting *(A)	17,788	371
RingCentral, Cl A *	52,403	1,033

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sabre	16,682	$447
Sanmina *	39,282	1,053
Science Applications International	11,933	696
Silicon Graphics International *	303,174	1,525
Silicon Laboratories *	19,462	949
Silicon Motion Technology ADR	21,597	1,032
Skyworks Solutions (A)	4,477	283
SS&C Technologies Holdings (A)	17,556	493
Sykes Enterprises *	20,228	586
Synaptics *(A)	9,936	534
SYNNEX	9,640	914
Synopsys *	20,308	1,098
Take-Two Interactive Software, Cl A *	35,738	1,355
Tech Data *	11,750	844
Teradyne	40,298	793
Tessera Technologies	15,131	464
Total System Services	18,540	985
Trimble Navigation *(A)	28,030	683
Tyler Technologies *(A)	4,765	794
Ultimate Software Group *(A)	10,632	2,236
Vantiv, Cl A *	4,754	269
VeriSign *(A)	4,021	348
Web.com Group *	10,373	189
Western Digital	6,200	293
Zebra Technologies, Cl A *	6,979	350

		104,131

Materials — 5.9%
AK Steel Holding *	100,160	467
Albemarle (A)	25,763	2,043
American Vanguard, Cl B (A)	26,109	395
AptarGroup (A)	1,800	142
Ashland	10,288	1,181
Avery Dennison	30,430	2,275
Axiall	14,881	485
Ball (A)	4,183	302
Bemis (A)	2,836	146
Berry Plastics Group *	41,193	1,600
Cabot	44,463	2,030
Chemtura *	13,358	352
Compass Minerals International, Cl A (A)	19,056	1,414
Crown Holdings *	33,491	1,697
FMC	75,182	3,482
Graphic Packaging Holding	53,005	665
Headwaters, Cl A *	66,598	1,195
LSB Industries *(A)	168,537	2,036
Martin Marietta Materials, Cl A	1,281	246
Neenah Paper, Cl A	14,000	1,013
Olin (A)	37,156	923
Packaging Corp of America (A)	10,242	685
PolyOne	61,364	2,162
Rayonier Advanced Materials	43,416	590

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Tax-Managed Small/Mid Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reliance Steel & Aluminum	19,671	$1,513
Sealed Air	13,010	598
Sensient Technologies (A)	16,062	1,141
Silgan Holdings (A)	46,846	2,411
Steel Dynamics	52,104	1,277
Stepan	6,908	411
Summit Materials, Cl A *	37,226	762
SunCoke Energy *	48,154	280
TimkenSteel *	31,713	305
United States Steel (A)	74,723	1,260
Worthington Industries	20,346	861
WR Grace	10,332	756

		39,101

Telecommunication Services — 0.5%
Cincinnati Bell, Cl A *	97,720	447
Cogent Communications Holdings (A)	21,690	869
Level 3 Communications *	6,966	359
SBA Communications, Cl A *	2,217	239
Telephone & Data Systems	21,150	627
Vonage Holdings *	86,245	526

		3,067

Utilities — 3.1%
AGL Resources	20,260	1,337
American Water Works (A)	7,500	634
Atmos Energy (A)	29,097	2,366
Avista (A)	21,700	972
Black Hills, Cl A	9,464	597
CMS Energy (A)	31,630	1,450
Edison International (A)	6,342	493
Great Plains Energy	42,356	1,288
Idacorp, Cl A	10,909	887
National Fuel Gas (A)	19,648	1,118
New Jersey Resources	13,772	531
PNM Resources	26,970	956
Portland General Electric	43,378	1,914
SCANA	22,344	1,690
Southwest Gas	15,642	1,231
Spire (A)	7,863	557
UGI	37,213	1,684
Vectren	12,804	674

		20,379

Total Common Stock (Cost $449,486) ($ Thousands)		614,792

	Number of Rights

RIGHTS — 0.0%
Central European Media Enterprises *‡‡	53	–
Chelsea Therapeutics International CVR *‡‡	3,004	–

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS (continued)
Dyax, Expires 12/31/2019 *	6,884	$–
Endo Pharmaceuticals *‡‡	1,900	–
Safeway CVR - Casa Ley *‡‡	11,400	12
Safeway CVR - PDC *‡‡	11,400	–

Total Rights (Cost $—) ($ Thousands)		12

	Shares

AFFILIATED PARTNERSHIP — 37.9%
SEI Liquidity Fund, L.P.
0.430% **†(B)	249,892,042	249,892

Total Affiliated Partnership (Cost $249,892) ($ Thousands)		249,892

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.434%, 08/18/2016 (C)(D)	$805	805

Total U.S. Treasury Obligation (Cost $804) ($ Thousands)		805

	Shares

CASH EQUIVALENT — 6.3%
SEI Daily Income Trust, Government Fund, Cl A
0.170% **†	41,606,822	41,607

Total Cash Equivalent (Cost $41,607) ($ Thousands)		41,607

Total Investments — 137.7% (Cost $741,789) ($ Thousands) @		$907,108

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)

S&P Mid Cap 400 Index E-MINI	63	Sep-2016	$337
Russell 2000 Index E-MINI	70	Sep-2016	272

			$609

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Tax-Managed Small/Mid Cap Fund (Concluded)

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $658,739 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date unavailable.
(A)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $248,332 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2016 was $249,892 ($ Thousands).
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(D)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

S&P— Standard & Poor’s

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $741,789 ($ Thousands), and the unrealized appreciation and depreciation were $167,692 ($ Thousands) and $(2,373) ($ Thousands), respectively.

The following is a list of the levels of inputs used as of June 30, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$614,792	$–	$–	$614,792
U.S. Treasury Obligation	–	805	–	805
Rights	–	12	–	12
Affiliated Partnership	–	249,892	–	249,892
Cash Equivalent	41,607	–	–	41,607

Total Investments in Securities	$656,399	$250,709	$–	$907,108

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$609	$—	$—	$609

Total Other Financial Instruments	$609	$—	$—	$609

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 6/30/2016	Dividend Income

SEI Liquidity Fund, L.P.	$ 251,945	$ 565,717	$ (567,770)	$ 249,892	$ 754
SEI Daily Income Trust, Prime Obligation Fund, Class A	31,840	110,188	(142,028)	—	46
SEI Daily Income Trust, Government Fund, Class A	—	44,923	(3,316)	41,607	3

Totals	$ 283,785	$ 720,828	$ (713,114)	$ 291,499	$ 803

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Mid-Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Consumer Discretionary — 13.5%
Aramark	7,400	$247
Bed Bath & Beyond (A)	12,800	553
Best Buy (A)	16,600	508
Bloomin’ Brands	7,400	132
Carter’s	3,000	319
Chipotle Mexican Grill, Cl A *(A)	650	262
Cinemark Holdings	4,400	161
Cooper-Standard Holding *	1,900	150
Dillard’s, Cl A (A)	2,200	133
Dollar General (A)	6,800	639
DR Horton (A)	20,000	630
Express *	3,400	49
Extended Stay America	25,700	384
FTD *(A)	4,700	117
Gap (A)	28,400	603
Genuine Parts (A)	7,000	709
Interpublic Group	6,400	148
Kohl’s (A)	3,283	125
Lear	5,500	560
Lennar, Cl A	2,600	120
Lennar, Cl B	2,900	108
Macy’s	19,000	639
Michael Kors Holdings *(A)	13,400	663
Murphy USA *	3,700	274
NACCO Industries, Cl A	3,200	179
News, Cl A	46,100	523
NVR *	340	605
PVH	3,900	368
Royal Caribbean Cruises (A)	9,000	604
Staples	23,800	205
Starz - Liberty Capital *	1,300	39
Ulta Salon Cosmetics & Fragrance *	1,100	268
Viacom, Cl B	15,500	643
Whirlpool (A)	2,000	333
Wyndham Worldwide (A)	8,500	606

		12,606

Consumer Staples — 6.3%
Bunge	9,600	568
Campbell Soup (A)	6,300	419
Clorox	5,500	761
ConAgra Foods	16,300	779
Dr Pepper Snapple Group (A)	7,700	744
Hershey (A)	3,400	386
Ingredion	5,800	751
JM Smucker	1,300	198
Pilgrim’s Pride *(A)	18,600	474
Tyson Foods, Cl A (A)	12,100	808

		5,888

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Energy — 4.4%
Ensco, Cl A	29,900	$290
EQT	8,700	674
HollyFrontier (A)	13,400	319
Marathon Oil (A)	4,000	60
Marathon Petroleum	20,100	763
Oneok	10,900	517
PBF Energy, Cl A (A)	20,600	490
Tesoro	7,800	584
Valero Energy (A)	8,300	423

		4,120

Financials — 20.8%
Alleghany *(A)	110	60
American Financial Group	7,200	532
Ameriprise Financial	7,200	647
Annaly Capital Management‡ (A)	57,000	631
Ashford Hospitality Trust‡ (A)	13,900	75
Boston Properties‡	3,100	409
CBL & Associates Properties‡	38,200	356
CBRE Group, Cl A *(A)	21,400	567
Chimera Investment‡	31,940	501
CIT Group	17,800	568
Citizens Financial Group	24,300	486
Corrections Corp of America‡	800	28
East West Bancorp	15,200	520
Empire State Realty Trust‡, Cl A	7,700	146
Equity Commonwealth *‡	1,900	55
Fifth Third Bancorp (A)	12,100	213
Forest City Realty Trust‡, Cl A	23,500	524
Franklin Street Properties‡	25,700	315
General Growth Properties‡	25,700	766
Genworth Financial‡, Cl A *	21,800	56
GEO Group	6,000	205
HCI Group	1,000	27
HCP‡	19,700	697
Host Hotels & Resorts‡ (A)	30,900	501
Invesco	24,300	621
Jones Lang LaSalle	5,060	493
KCG Holdings, Cl A *	4,000	53
KeyCorp	38,200	422
Ladder Capital‡, Cl A (A)	4,329	53
Lincoln National	14,500	562
Macerich‡ (A)	1,800	154
Marcus & Millichap *(A)	4,600	117
Nasdaq, Cl A	7,500	485
Navient (A)	42,500	508
NorthStar Realty Europe‡	19,100	177
Old Republic International	28,600	552
Piper Jaffray *(A)	2,800	106
Progressive	8,200	275
ProLogis‡	14,500	711

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Raymond James Financial (A)	11,100	$547
Rayonier‡	5,100	134
Realogy Holdings *	10,000	290
Regions Financial (A)	65,100	554
Reinsurance Group of America, Cl A	1,600	155
Ryman Hospitality Properties‡	1,800	91
Starwood Property Trust‡ (A)	26,800	555
Summit Hotel Properties‡	5,400	71
SunTrust Banks (A)	19,000	781
Taubman Centers‡	1,100	82
TCF Financial	7,100	90
Tier‡	4,000	61
Two Harbors Investment‡	7,700	66
Unum Group	10,300	327
VEREIT‡	47,100	478
Voya Financial	10,100	250
WP Carey‡ (A)	8,600	597
Xenia Hotels & Resorts‡ (A)	13,100	220

		19,523

Health Care — 10.9%
Aetna, Cl A	600	73
AmerisourceBergen	8,500	674
Anthem	1,300	171
Becton Dickinson	1,200	204
Boston Scientific *	25,700	601
Bruker BioSciences	19,000	432
C.R. Bard	3,400	800
Cerner *(A)	10,600	621
DaVita HealthCare Partners *(A)	6,300	487
Edwards Lifesciences, Cl A *	8,900	888
Hill-Rom Holdings	8,300	419
Hologic *	17,200	595
Incyte *	700	56
Intuitive Surgical *	590	390
Jazz Pharmaceuticals *	4,060	574
Mallinckrodt *(A)	9,400	571
Quintiles Transnational Holdings *(A)	7,500	490
ResMed (A)	8,500	537
United Therapeutics *	2,400	254
Universal Health Services, Cl B	4,700	630
Vertex Pharmaceuticals *(A)	3,200	275
VWR *	17,300	500

		10,242

Industrials — 11.9%
AAR (A)	1,400	33
Babcock & Wilcox Enterprises *	20,600	303
BWX Technologies, Cl W	15,200	544
Carlisle	3,800	402
Continental Building Products *	6,600	147
Eaton	5,800	346

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FedEx	2,800	$425
HD Supply Holdings *	15,900	554
Huntington Ingalls Industries, Cl A	4,400	739
Ingersoll-Rand	11,200	713
KBR	26,100	346
Masco	20,100	622
PACCAR (A)	12,600	653
Parker-Hannifin, Cl A	4,500	486
Regal Beloit	8,900	490
Republic Services (A)	6,900	354
Robert Half International	11,200	427
Southwest Airlines, Cl A	17,300	678
Spirit AeroSystems Holdings, Cl A *	11,700	503
SPX *	11,300	168
SPX FLOW *	17,800	464
Stanley Black & Decker	1,400	156
Terex	9,700	197
Textron	16,600	607
United Continental Holdings *	16,400	673
Wabash National *(A)	7,800	99
Wesco Aircraft Holdings *(A)	5,100	68

		11,197

Information Technology — 14.4%
Akamai Technologies *(A)	7,100	397
Analog Devices	5,100	289
Arrow Electronics, Cl A *	4,300	266
Avnet	6,400	259
Brocade Communications Systems	48,300	443
CA (A)	7,200	236
CDK Global	4,600	255
CDW (A)	11,800	473
Citrix Systems *	7,900	633
CoreLogic *	1,300	50
DST Systems	4,000	466
eBay *	18,900	442
Electronic Arts *(A)	4,300	326
F5 Networks, Cl A *	400	46
First Data, Cl A *	41,100	455
Fiserv, Cl A *(A)	5,600	609
HP	27,400	344
IAC *	10,500	591
Intuit (A)	3,000	335
Jabil Circuit	19,900	368
Juniper Networks (A)	25,100	565
Leidos Holdings	6,400	306
Linear Technology (A)	11,300	526
Manhattan Associates *	1,600	103
Maxim Integrated Products	6,900	246
NCR *	8,100	225
NETGEAR *(A)	2,000	95
Nuance Communications *	25,800	403

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Mid-Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ON Semiconductor *	21,700	$191
Red Hat *	8,800	639
Seagate Technology (A)	9,100	222
Skyworks Solutions (A)	6,600	418
Symantec, Cl A	33,000	678
Synopsys *	11,000	595
Teradyne	12,100	238
Total System Services	10,100	536
Zebra Technologies, Cl A *(A)	3,900	195

		13,464

Materials — 6.1%
Celanese, Ser A	9,200	602
Crown Holdings *	10,700	542
GCP Applied Technologies *	11,000	286
International Paper (A)	12,600	534
Newmont Mining	22,700	888
Nucor (A)	14,100	697
RPM International	10,500	525
Steel Dynamics	22,100	541
Vulcan Materials (A)	5,800	698
Westlake Chemical	10,100	434

		5,747

Telecommunication Services — 0.6%
CenturyTel (A)	15,100	438
Telephone & Data Systems	4,700	139

		577

Utilities — 7.0%
AES (A)	53,500	668
DTE Energy	7,800	773
Edison International (A)	4,200	326
Entergy	8,900	724
Eversource Energy	600	36
Exelon	11,600	422
FirstEnergy	19,900	695
MDU Resources Group (A)	24,600	591
PPL	22,600	853
Public Service Enterprise Group	17,600	820
UGI	14,700	665

		6,573

Total Common Stock (Cost $86,325) ($ Thousands)		89,937

AFFILIATED PARTNERSHIP — 30.3%
SEI Liquidity Fund, L.P.
0.430% **† (B)	28,355,860	28,356

Description		Market Value ($ Thousands)

AFFILIATED PARTNERSHIP (continued)

Total Affiliated Partnership (Cost $28,356) ($ Thousands)		$28,356

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION (C) (D) — 0.2%
U.S. Treasury Bills
0.259%, 08/18/2016	$235	235

Total U.S. Treasury Obligation
(Cost $235) ($ Thousands)		235

	Shares

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Government Fund, Cl A
0.170% **†	3,620,135	3,620

Total Cash Equivalent (Cost $3,620) ($ Thousands)		3,620

Total Investments — 130.3% (Cost $118,536) ($ Thousands) @		$122,148

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid Cap 400 Index E-MINI	12	Sep-2016	$20

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $93,715 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $28,313 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2016 was $28,356 ($ Thousands).
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(D)	The rate reported is the effective yield at time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Mid-Cap Fund (Concluded)

@	At June 30, 2016, the tax basis cost of the Fund’s investments was $118,536 ($ Thousands), and the unrealized appreciation and depreciation were $8,368 ($ Thousands) and $(4,756) ($ Thousands), respectively.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$89,937	$–	$–	$89,937
Affiliated Partnership	–	28,356	–	28,356
U.S. Treasury Obligation	–	235	–	235
Cash Equivalent	3,620	–	–	3,620

Total Investments in Securities	$93,557	$28,591	$–	$122,148

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$20	$—	$—	$20

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Other Financial Instruments	$20	$—	$—	$20

*Futures contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended June 30, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 6/30/2016	Dividend Income
SEI Liquidity Fund, L.P.	$—	$91,700	$(63,344)	$28,356	$8
SEI Daily Income Trust, Prime Obligation Fund, Class A	4,774	52,830	(57,604)	—	6
SEI Daily Income Trust, Government Fund, Class A	—	4,585	(965)	3,620	—

Totals	$ 4,774	$ 149,115	$ (121,913)	$ 31,976	$ 14

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Consumer Discretionary — 9.4%
Aaron’s	2,335	$51
American Eagle Outfitters	209,141	3,332
Aramark	250,737	8,380
Autozone *	4,500	3,572
Bed Bath & Beyond	159,924	6,912
Best Buy	31,153	953
Big Lots	126,343	6,331
BJ’s Restaurants *	12,392	543
Brinker International	90,882	4,138
Canadian Tire, Cl A	30,700	3,327
Carriage Services	12,539	297
Charter Communications, Cl A *	6,187	1,415
Cheesecake Factory	93,932	4,522
Children’s Place	46,400	3,720
Comcast, Cl A	49,100	3,201
Cooper Tire & Rubber	17,450	520
Cooper-Standard Holding *	8,093	639
Core-Mark Holding, Cl A	7,184	337
Cracker Barrel Old Country Store	3,069	526
CST Brands	12,623	544
Darden Restaurants	35,506	2,249
Del Frisco’s Restaurant Group *	9,995	143
Dillard’s, Cl A	47,256	2,864
Discovery Communications, Cl C *	21,322	509
Dollar General	92,876	8,730
Eldorado Resorts *	35,820	544
Escalade	6,743	69
Foot Locker, Cl A	84,198	4,619
GameStop, Cl A	68,633	1,824
Gannett	165,547	2,286
Genuine Parts	24,329	2,463
Graham Holdings, Cl B	3,059	1,498
Grand Canyon Education *	3,784	151
Hemisphere Media Group, Cl A *	12,296	145
Hooker Furniture	5,949	128
Jack in the Box	9,212	792
Kohl’s	89,800	3,405
Macy’s	37,300	1,254
Mattel	119,906	3,752
McDonald’s	22,400	2,696
Michael Kors Holdings *	159,986	7,916
MSG Networks *	157,755	2,420
National CineMedia	30,639	474
News, Cl A	73,171	830
NVR *	3,342	5,950
Panera Bread, Cl A *	22,110	4,686
PetMed Express	35,402	664
Pool	1,390	131
Regal Entertainment Group, Cl A	15,740	347
Sally Beauty Holdings *	142,800	4,200
Scripps Networks Interactive, Cl A	51,600	3,213

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Staples	191,175	$1,648
Starbucks	48,238	2,755
Target, Cl A	213,046	14,875
Thomson Reuters	46,110	1,864
TJX	54,243	4,189
Tribune Media, Cl A	7,397	290
Viacom, Cl B	40,400	1,675
Williams-Sonoma	6,923	361
Yum! Brands	2,608	216

		152,085

Consumer Staples — 19.5%
Altria Group	336,114	23,178
Amplify Snack Brands *	27,731	409
Archer-Daniels-Midland	51,900	2,226
Brown-Forman, Cl B	14,733	1,470
Bunge	113,638	6,722
Calavo Growers	1,988	133
Cal-Maine Foods	24,441	1,083
Campbell Soup	102,604	6,826
Casey’s General Stores	5,948	782
Clorox	114,662	15,868
Coca-Cola Bottling Consolidated	2,212	326
Coca-Cola European Partners	110,661	3,950
ConAgra Foods	98,500	4,709
Costco Wholesale	28,963	4,548
Coty, Cl A	179,925	4,676
CVS Health	36,500	3,495
Dean Foods	250,491	4,531
Dr Pepper Snapple Group	247,967	23,961
Flowers Foods	320,072	6,001
Fresh Del Monte Produce	67,900	3,696
General Mills	217,047	15,480
Hormel Foods	190,689	6,979
Ingredion	63,943	8,275
J&J Snack Foods	7,476	892
John B Sanfilippo & Son *	9,076	387
Kellogg	93,145	7,605
Kimberly-Clark	125,263	17,221
Kroger	394,576	14,516
Lancaster Colony	8,421	1,075
McCormick	111,502	11,894
Metro, Cl A	92,100	3,192
National Beverage, Cl A *	4,077	256
Nu Skin Enterprises, Cl A	69,488	3,210
Orchids Paper Products	9,906	352
PepsiCo	159,675	16,916
Philip Morris International	163,749	16,657
Pinnacle Foods	126,832	5,871
Procter & Gamble	50,700	4,293
Sanderson Farms	41,900	3,630
Snyder’s-Lance	8,820	299

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SYSCO, Cl A	330,689	$16,779
Tyson Foods, Cl A	160,716	10,734
Universal	34,439	1,989
Vector Group	44,202	991
Wal-Mart Stores	364,445	26,612
Weis Markets	2,231	113
Whole Foods Market	14,197	455

		315,263

Energy — 0.7%
Exxon Mobil	87,100	8,165
Frank’s International	125,003	1,826
Memorial Resource Development *	53,646	852

		10,843

Financials — 16.0%
Aflac	93,600	6,754
Allied World Assurance Holdings	193,883	6,813
Allstate	112,660	7,881
American Capital Agency, Cl A ‡	55,100	1,092
American Capital Mortgage Investment ‡	59,245	936
American Financial Group	93,497	6,912
American National Insurance	30,666	3,470
Amerisafe	3,186	195
Annaly Capital Management ‡	516,100	5,713
Anworth Mortgage Asset ‡	93,474	439
Apollo Commercial Real Estate Finance ‡	201,926	3,245
Arch Capital Group *	109,983	7,919
Ares Commercial Real Estate ‡	8,823	108
Argo Group International Holdings	5,485	285
Aspen Insurance Holdings	156,283	7,248
Assured Guaranty	88,885	2,255
Atlas Financial Holdings *	21,013	362
Axis Capital Holdings	236,800	13,024
Bank of Marin Bancorp	2,321	112
BankUnited	29,171	896
Beneficial Bancorp *	22,780	290
Berkshire Hathaway, Cl B *	33,500	4,851
BNC Bancorp	12,458	283
BOK Financial	32,652	2,047
Brixmor Property Group ‡	145,800	3,858
Capitol Federal Financial	85,917	1,199
Capstead Mortgage ‡	50,376	489
CBL & Associates Properties ‡	143,132	1,333
CBOE Holdings	210,763	14,041
Charter Financial	11,684	155
Chimera Investment ‡	92,995	1,460
CIT Group	73,600	2,349
CorEnergy Infrastructure Trust ‡	4,449	128
CU Bancorp *	11,816	269
Cullen/Frost Bankers	6,470	412
CYS Investments ‡	8,834	74

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Easterly Government Properties ‡	5,099	$101
Employers Holdings	10,062	292
Endurance Specialty Holdings	87,833	5,899
Enstar Group *	3,173	514
Equity LifeStyle Properties ‡	58,933	4,718
Essent Group *	29,683	647
Everest Re Group	98,136	17,927
Farmers Capital Bank	3,305	90
Fidelity Southern	18,137	284
First Business Financial Services	8,452	198
First Interstate BancSystem, Cl A	3,249	91
Four Corners Property Trust ‡	26,129	538
Franklin Financial Network *	2,842	89
Genworth MI Canada	71,000	1,812
Green Dot, Cl A *	23,086	531
Guaranty Bancorp	5,796	97
Hatteras Financial ‡	22,899	376
Heritage Insurance Holdings	17,876	214
Mercury General	3,056	163
MFA Financial ‡	1,055,596	7,674
Mid-America Apartment Communities ‡	34,700	3,692
MidWestOne Financial Group	3,341	95
Monogram Residential Trust ‡	20,773	212
Morningstar, Cl A	6,151	503
National Bank Holdings, Cl A	18,485	376
National Bank of Canada	96,800	3,294
National Commerce *	485	11
Northwest Bancshares	25,491	378
Old National Bancorp, Cl A	5,294	66
Old Second Bancorp	15,242	104
OneBeacon Insurance Group, Cl A	8,763	121
Opus Bank	6,870	232
Outfront Media ‡	69,415	1,678
Pacific Premier Bancorp *	35,227	845
PennyMac Mortgage Investment Trust ‡	3,818	62
Peoples Financial Services	3,918	153
Piedmont Office Realty Trust, Cl A ‡	293,220	6,316
PNC Financial Services Group	42,000	3,418
Post Properties ‡	488	30
Preferred Apartment Communities, Cl A ‡	12,775	188
Preferred Bank	6,905	199
ProAssurance	19,684	1,054
Progressive	132,400	4,435
PS Business Parks ‡	7,787	826
Reinsurance Group of America, Cl A	46,470	4,507
RenaissanceRe Holdings	96,068	11,282
Retail Properties of America, Cl A ‡	99	2
RLI	1,568	108
Royal Bank of Canada	58,700	3,451
Ryman Hospitality Properties	75,400	3,819
Santander Consumer USA Holdings *	132,590	1,370
Select Income ‡	15,967	415

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Silver Bay Realty Trust ‡	32,418	$552
Starwood Property Trust ‡	112,600	2,333
Stonegate Bank	29,167	941
Talmer Bancorp, Cl A	9,242	177
TFS Financial	8,105	140
Travelers	136,430	16,241
Triumph Bancorp *	2,715	43
Two Harbors Investment ‡	954,430	8,170
United Financial Bancorp	107,408	1,394
Validus Holdings	309,657	15,046
Virtu Financial, Cl A	29,177	525
Waterstone Financial	10,262	157
Wells Fargo	90,400	4,279
Welltower ‡	51,400	3,915

		258,307

Health Care — 14.8%
Abbott Laboratories	18,093	711
AbbVie	63,200	3,913
Addus HomeCare *	8,620	150
Aetna, Cl A	57,900	7,071
Amgen, Cl A	52,150	7,935
Anthem	48,900	6,423
Baxter International	3,262	147
Biogen *	4,170	1,008
Bio-Rad Laboratories, Cl A *	8,754	1,252
Bristol-Myers Squibb	117,789	8,663
C.R. Bard	22,536	5,300
Cardinal Health	190,043	14,825
Chemed	5,505	750
Computer Programs & Systems	10,362	414
Conmed	6,327	302
DaVita HealthCare Partners *	48,510	3,751
Eli Lilly	74,481	5,865
Express Scripts Holding *	43,300	3,282
Gilead Sciences	52,800	4,405
HCA Holdings *	71,160	5,480
Henry Schein *	10,470	1,851
Heska *	12,762	474
Hill-Rom Holdings	40,928	2,065
Humana	18,500	3,328
ICON *	63,847	4,470
ICU Medical *	6,015	678
Johnson & Johnson	301,763	36,604
Laboratory Corp of America Holdings *	8,745	1,139
LeMaitre Vascular	25,965	371
Luminex *	2,823	57
McKesson	69,018	12,882
Merck	292,697	16,862
Meridian Bioscience	39,694	774
MiMedx Group *	42,781	341
Myriad Genetics *	31,180	954

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NeoGenomics *	48,210	$388
Owens & Minor	131,847	4,928
Patterson	95,086	4,554
Pfizer	602,321	21,208
PharMerica *	5,224	129
Premier, Cl A *	4,021	131
Press Ganey Holdings *	10,499	413
Quality Systems *	10,485	125
Quest Diagnostics	117,470	9,563
Quintiles Transnational Holdings *	18,550	1,212
Teleflex	52,696	9,344
United Therapeutics *	39,432	4,177
UnitedHealth Group	52,700	7,441
Utah Medical Products	5,569	351
Varian Medical Systems *	50,940	4,189
Vocera Communications *	25,181	324
Waters *	26,703	3,756
West Pharmaceutical Services	9,558	725
Zoetis, Cl A	15,974	758

		238,213

Industrials — 6.2%
Alaska Air Group	8,816	514
American Airlines Group	16,682	472
Blue Bird *	5,409	64
Boeing	23,700	3,078
BWX Technologies, Cl W	52,176	1,866
Deere	63,600	5,154
Delta Air Lines, Cl A	94,053	3,426
EMCOR Group	32,083	1,581
FedEx	15,900	2,413
General Dynamics	11,400	1,587
Global Brass & Copper Holdings	18,008	492
Healthcare Services Group	3,983	165
Hub Group, Cl A *	7,175	275
Huntington Ingalls Industries, Cl A	41,422	6,960
Insperity, Cl A	7,363	569
KAR Auction Services	109,351	4,564
Landstar System	64,949	4,460
Lockheed Martin	56,649	14,059
Masonite International *	9,400	622
Northrop Grumman	47,300	10,514
Quanta Services *	100,866	2,332
Raytheon	62,400	8,483
Republic Services	146,000	7,491
Spirit AeroSystems Holdings, Cl A *	39,795	1,711
United Parcel Service, Cl B	36,300	3,910
United Technologies	45,000	4,615
Waste Management	128,852	8,539

		99,916

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Information Technology — 10.4%
Accenture, Cl A	37,078	$4,201
Activision Blizzard	73,560	2,915
Amdocs	427,486	24,674
Apple	27,300	2,610
Aspen Technology *	116,956	4,706
Blackhawk Network Holdings, Cl A *	8,361	280
Booz Allen Hamilton Holding, Cl A	162,751	4,824
Broadridge Financial Solutions	83,319	5,432
CA	109,761	3,603
CDW	56,354	2,259
Cisco Systems	259,800	7,454
Citrix Systems *	37,208	2,980
Comtech Telecommunications	17,534	225
Convergys	97,600	2,440
CSG Systems International	18,623	751
CSRA	4,519	106
DST Systems	31,924	3,717
EarthLink Holdings	8,141	52
eBay *	176,920	4,142
EMC	135,900	3,692
First Data, Cl A *	56,459	625
Forrester Research	21,715	800
Genpact *	19,703	529
Harris	37,426	3,123
IAC *	76,262	4,294
Ingram Micro, Cl A *	53,090	1,846
Intel	264,400	8,672
International Business Machines	73,000	11,080
Intuit	40,792	4,553
Jack Henry & Associates	74,099	6,467
MAXIMUS	8,279	458
MINDBODY, Cl A *	1,920	31
Motorola Solutions	53,100	3,503
NetApp	184,680	4,541
NIC	12,330	270
Oracle, Cl B	69,800	2,857
Pure Storage, Cl A *	17,279	188
Qualcomm	43,900	2,352
Rackspace Hosting *	41,512	866
RealPage *	10,303	230
Reis	10,586	264
Sapiens International	11,726	137
Square, Cl A *	100,893	913
Symantec, Cl A	590,779	12,135
Take-Two Interactive Software, Cl A *	118,664	4,500
Tech Data *	59,647	4,286
VeriSign *	52,093	4,504
Western Union	154,100	2,956

		168,043

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Materials — 1.9%
Avery Dennison	44,400	$3,319
Bemis	104,603	5,386
Cabot	8,313	380
Compass Minerals International, Cl A	42,805	3,176
Kaiser Aluminum	44,522	4,025
Mosaic	55,100	1,442
Newmont Mining	33,261	1,301
Pan American Silver	100,336	1,651
Reliance Steel & Aluminum	10,006	769
Schweitzer-Mauduit International	60,500	2,134
Scotts Miracle-Gro, Cl A	26,757	1,871
Sonoco Products	103,900	5,160
Tahoe Resources	1,536	23

		30,637

Telecommunication Services — 5.8%
AT&T	848,935	36,682
BCE	82,400	3,879
Hawaiian Telcom Holdco *	12,860	273
Nippon Telegraph & Telephone ADR	60,200	2,834
NTT DoCoMo ADR	260,300	7,031
Rogers Communications, Cl B	84,700	3,411
SK Telecom ADR	191,000	3,996
TELUS	118,900	3,809
Verizon Communications	560,499	31,298

		93,213

Utilities — 12.1%
AES	153,916	1,921
ALLETE	10,334	668
Ameren	71,700	3,842
American Electric Power	203,085	14,234
Artesian Resources, Cl A	1,545	52
Atmos Energy	13,959	1,135
Avista	72,462	3,246
CMS Energy	107,255	4,919
Consolidated Edison	224,919	18,093
DTE Energy	25,341	2,512
Edison International	219,166	17,023
El Paso Electric, Cl A	12,081	571
Entergy	177,552	14,444
Exelon	215,659	7,841
FirstEnergy	206,895	7,223
Great Plains Energy	150,877	4,587
Hawaiian Electric Industries *	12,794	420
Idacorp, Cl A	23,452	1,908
Korea Electric Power ADR	172,200	4,465
MGE Energy	4,670	264
NiSource	185,081	4,908
Northwest Natural Gas	16,144	1,046
NorthWestern	5,464	345

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PG&E	236,991	$15,148
Pinnacle West Capital	116,972	9,482
PNM Resources	24,085	854
Portland General Electric	139,209	6,142
PPL	76,200	2,877
Public Service Enterprise Group	284,103	13,242
SCANA	89,200	6,749
Southern	217,141	11,645
Southwest Gas	51,430	4,048
Spire	20,170	1,429
Talen Energy *	9,517	129
UGI	14,373	650
Unitil	23,422	999
Vectren	9,464	498
Xcel Energy	120,578	5,399

		194,958

Total Common Stock
(Cost $1,305,079) ($ Thousands)		1,561,478

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION (A) (B) — 0.1%
U.S. Treasury Bills
0.114%, 08/18/2016	$2,445	2,444

Total U.S. Treasury Obligation
(Cost $2,444) ($ Thousands)		2,444

	Shares

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl A
0.170% **†	44,587,245	44,587

Total Cash Equivalent (Cost $44,587) ($ Thousands)		44,587

Total Investments — 99.7%
(Cost $1,352,110) ($ Thousands) @		$1,608,509

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	322	Sep-2016	$184

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,612,740 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P— Standard & Poor’s

@	At June 30, 2016, the tax basis cost of the Fund’s investments was $1,352,110 ($ Thousands), and the unrealized appreciation and depreciation were $300,800 ($ Thousands) and $(44,401) ($ Thousands), respectively.

The following is a list of the level of inputs used as of June 30, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,561,478	$–	$–	$1,561,478
U.S. Treasury Obligation	–	2,444	–	2,444
Cash Equivalent	44,587	–	–	44,587

Total Investments in Securities	$1,606,065	$2,444	$–	$1,608,509

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$184	$—	$—	$184

Total Other Financial Instruments	$184	$—	$—	$184

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended June 30, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 6/30/2016	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$26,035	$323,167	$(349,202)	$—	$77
SEI Daily Income Trust, Government Fund, Class A	—	83,043	(38,456)	44,587	5

Totals	$26,035	$406,210	$(387,658)	$44,587	$82

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† — 93.2%

Australia — 4.2%
AGL Energy	428,504	$6,192
Amcor	630,560	7,058
Aristocrat Leisure	115,257	1,195
ASX	79,986	2,740
Aurizon Holdings	948,287	3,425
AusNet Services	2,112,724	2,593
Bank of Queensland	13,591	108
Boral	86,388	403
CIMIC Group	29,105	780
Coca-Cola Amatil	397,008	2,447
Cochlear	27,254	2,476
CSL	64,059	5,381
Flight Centre Travel Group	64,778	1,533
Goodman Group	360,271	1,923
GPT Group	144,946	588
Harvey Norman Holdings	170,462	590
Healthscope	257,147	551
LendLease Group	352,366	3,334
Newcrest Mining *	211,889	3,659
Orica	110,953	1,026
Qantas Airways *	557,084	1,177
Sonic Healthcare	218,232	3,518
Stockland	856,915	3,028
Tabcorp Holdings	673,044	2,320
Tatts Group	1,362,676	3,908
Treasury Wine Estates	112,993	782
Wesfarmers	268,411	8,062
Westfield	16,547	132
		70,929

Austria — 0.6%
BUWOG *	91,161	2,102
CA Immobilien Anlagen *	10,733	179
Conwert Immobilien Invest *	55,580	894
Flughafen Wien	18,588	503
Oesterreichische Post	53,991	1,736
Telekom Austria *	112,758	653
Verbund	16,404	231
voestalpine	117,465	3,932
		10,230

Belgium — 0.6%
Befimmo	15,516	1,001
Cofinimmo	9,845	1,158
Colruyt	77,128	4,256
Elia System Operator	15,067	842
Proximus	60,930	1,933
		9,190

Canada — 10.0%
Alimentation Couche-Tard, Cl B	39,551	1,690
Atco, Cl I	59,100	2,062

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
Bank of Montreal	154,017	$9,719
BCE	301,494	14,252
CAE	7,400	89
Canadian Imperial Bank of Commerce	139,626	10,433
Canadian Tire, Cl A	40,067	4,342
Canadian Utilities, Cl A	7,800	225
CCL Industries, Cl B	26,448	4,579
CI Financial	49,020	1,017
Cineplex	10,885	432
Constellation Software	9,252	3,562
Dollarama	90,390	6,278
Emera	215,229	8,058
Empire, Cl A	95,470	1,412
Fairfax Financial Holdings	5,545	2,971
First Capital Realty	208,780	3,562
Fortis	137,880	4,636
Franco-Nevada	21,059	1,593
George Weston	90,175	7,763
H&R	184,233	3,193
IGM Financial	3,898	106
Industrial Alliance Insurance & Financial Services	7,958	249
Intact Financial	68,190	4,846
Jean Coutu Group PJC, Cl A	33,264	512
Kinross Gold *	168,300	822
Loblaw	29,400	1,565
Manitoba Telecom Services	109,683	3,203
Maple Leaf Foods	106,327	2,259
Metro, Cl A	153,100	5,306
Morguard	18,037	205
National Bank of Canada	126,590	4,307
Open Text	60,807	3,577
Power Financial	29,183	666
Pure Industrial Real Estate Trust, Cl Trust Unit	227,000	900
RioCan, Cl Trust Unit	140,858	3,181
Rogers Communications, Cl B	453,024	18,244
Royal Bank of Canada	81,486	4,790
Saputo	119,750	3,538
Shaw Communications, Cl B	427,906	8,171
Sienna Senior Living	22,871	302
Smart Real Estate Investment Trust	21,458	631
Thomson Reuters, Cl B	62,330	2,509
Toronto-Dominion Bank	110,664	4,728
Valener	37,628	635
		167,120

China — 0.0%
Yangzijiang Shipbuilding Holdings	909,901	609

Denmark — 0.3%
Carlsberg, Cl B	22,433	2,139
Chr Hansen Holding	3,084	203
Novo Nordisk, Cl B	10,528	570

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
Schouw	8,465	$470
William Demant Holding *	68,675	1,333
		4,715

Finland — 0.0%
Orion, Cl B	10,874	421

France — 0.0%
Boiron	3,901	306
Dassault Systemes	1,658	126
SES, Cl A	6,442	139
Tessi	181	27
Vilmorin & Cie	1,799	117
		715

Germany — 1.1%
Celesio *	64,013	1,806
Commerzbank	365,719	2,385
Merck KGaA	58,606	5,961
RHOEN-KLINIKUM	122,774	3,595
STADA Arzneimittel	74,071	3,827
		17,574

Guernsey — 0.6%
Amdocs	180,419	10,414

Hong Kong — 3.1%
Cathay Pacific Airways	605,626	892
Cheung Kong Infrastructure Holdings	362,215	3,127
CLP Holdings, Cl B	1,939,046	19,799
First Pacific	897,661	655
Hang Seng Bank	82,357	1,413
HK Electric Investments & HK Electric Investments (A)	1,272,197	1,186
HKT Trust & HKT	1,480,483	2,141
Hong Kong & China Gas	899,580	1,649
Kerry Properties	162,832	403
Link	1,226,869	8,391
MTR	225,974	1,146
NWS Holdings	282,436	448
PCCW	2,146,220	1,440
Power Assets Holdings	80,356	739
Prosperity	376,153	154
Shangri-La Asia	86,597	87
Sunlight	378,721	216
Swire Pacific, Cl A	351,181	3,996
WH Group (A)	1,746,273	1,382
Wheelock	76,514	360
Yue Yuen Industrial Holdings	651,756	2,583
		52,207

Ireland — 0.2%
Hibernia	422,769	630
Kerry Group, Cl A	5,899	523

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
UDG Healthcare	169,223	$1,349
		2,502

Israel — 1.2%
Amot Investments	53,274	218
Bank Hapoalim	1,967,973	9,941
Bank Leumi Le-Israel *	1,620,519	5,700
First International Bank of Israel	17,956	220
Formula Systems 1985	2,472	80
Israel Discount Bank, Cl A *	1,120,562	1,934
Teva Pharmaceutical Industries	49,036	2,458
		20,551

Italy — 1.0%
Amplifon	107,331	1,004
CSP International Fashion Group	775	1
DiaSorin	28,303	1,733
Hera	1,554,541	4,250
Parmalat	69,038	180
Terna Rete Elettrica Nazionale	1,839,170	10,231
		17,399

Japan — 5.9%
Alfresa Holdings	9,400	197
Alpen	35,569	584
Aozora Bank *	207,555	721
Asahi Group Holdings	22,100	717
Astellas Pharma	192,800	3,033
Can Do	24,649	394
Canon *	24,300	693
Chugai Pharmaceutical	8,200	292
Coca-Cola West	179,411	5,084
Daiichi Sankyo	155,079	3,774
Dunlop Sports	9,821	89
Dydo Drinco	45,190	2,427
Earth Chemical	17,681	854
Eisai	27,400	1,530
Hoya *	52,762	1,885
Itochu-Shokuhin	2,503	101
Japan Real Estate Investment	23	142
Japan Tobacco	87,400	3,523
Kakaku.com *	29,000	575
Kaneka	50,000	333
Kappa Create	15,277	191
KDDI	108,375	3,315
Keikyu	33,000	333
Key Coffee	10,848	201
KFC Holdings Japan	11,875	215
Kirin Holdings	81,000	1,372
Kohnan Shoji	60,146	1,114
Kyowa Hakko Kirin	20,000	342
Lawson	37,424	2,997
Lion, Cl H	713,526	11,773

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
LIXIL Group	8,100	$134
Marudai Food	52,636	251
Maruha Nichiro	89,673	2,435
Maruichi Steel Tube	11,200	392
Matsuya Foods	17,716	470
Maxvalu Tokai	1,605	27
McDonald’s Holdings Japan	8,000	218
Medipal Holdings	21,700	357
Ministop	59,055	962
Mitsubishi Tanabe Pharma	30,300	548
MOS Food Services	33,058	944
Mr Max	94,103	251
Nagoya Railroad	178,018	1,005
Nihon Shokuhin Kako	1,284	5
Nippon Express	177,973	813
Nippon Flour Mills	121,069	946
Nipro	20,566	256
Nisshin Oillio Group	256,760	1,186
Nisshin Seifun Group	10,000	161
Noevir Holdings	11,757	360
NTT DOCOMO	354,092	9,607
Ono Pharmaceutical	19,300	839
Oracle Japan	50,480	2,697
Osaka Gas	388,356	1,494
Otsuka	5,700	266
Otsuka Holdings	14,700	681
Pola Orbis Holdings	7,200	675
Ricoh	9,700	84
Rock Field	35,562	529
Sankyo	17,073	641
Santen Pharmaceutical	33,200	522
Sekisui Chemical	50,372	621
Shimadzu	28,000	420
Shionogi	22,100	1,209
Start Today	20,300	1,074
Studio Alice	21,632	509
Sumitomo Dainippon Pharma	78,300	1,363
Suzuken	37,474	1,180
Takeda Pharmaceutical	71,600	3,108
Toho Gas	36,000	295
Tokai	5,905	179
Tokyo Electron	15,200	1,288
Trend Micro *	91,645	3,286
Tsuruha Holdings	5,000	606
Vital KSK Holdings	73,400	695
West Japan Railway	17,500	1,109
Yamada Denki	182,900	967
Yamazaki Baking	23,000	643
Yoshinoya Holdings	153,504	2,103
		99,212

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)

Luxembourg — 0.1%
RTL Group	12,450	$1,014

Netherlands — 0.5%
Heineken Holding	63,961	5,216
NN Group	90,263	2,486
		7,702

New Zealand — 2.8%
Air New Zealand	725,785	1,086
Argosy Property	430,054	351
Auckland International Airport	1,679,964	7,786
Chorus	311,618	937
Contact Energy	1,853,888	6,864
EBOS Group	17,893	208
Fisher & Paykel Healthcare	768,255	5,503
Fletcher Building	662,085	4,058
Genesis Energy	113,154	172
Infratil	65,956	150
Kiwi Property Group	614,432	653
Meridian Energy	285,091	536
Metlifecare	54,267	214
Mighty River Power	302,272	648
Nuplex Industries	133,597	500
Port of Tauranga	23,820	331
Restaurant Brands New Zealand	13,581	52
Ryman Healthcare	316,802	2,107
Sky City Entertainment Group	953,366	3,108
SKY Network Television	362,345	1,232
Spark New Zealand	3,079,933	7,797
Summerset Group Holdings	44,565	139
Z Energy	280,027	1,613
		46,045

Norway — 1.9%
Austevoll Seafood	24,352	203
DNB, Cl A	161,455	1,922
Leroy Seafood Group	18,314	861
Marine Harvest	127,581	2,131
Norsk Hydro	1,667,985	6,061
Orkla	1,248,316	11,034
Telenor	622,532	10,273
		32,485

Portugal — 0.3%
EDP - Energias de Portugal	1,042,873	3,201
REN - Redes Energeticas Nacionais SGPS	425,291	1,199
Sonaecom - SGPS	34,299	86
		4,486

Singapore — 1.7%
Ascendas	901,614	1,666
CapitaLand Commercial Trust	1,708,921	1,881
CapitaLand Mall Trust	1,836,125	2,916
ComfortDelGro	1,092,028	2,240

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
First	89,866	$84
Hutchison Port Holdings, Cl U	1,397,913	638
Metro Holdings	47,205	36
MobileOne	199,697	406
Sabana Shari’ah Compliant Industrial	556,527	217
Singapore Airlines	145,019	1,152
Singapore Exchange	41,758	237
Singapore Press Holdings	520,016	1,533
Singapore Telecommunications	1,984,489	6,129
StarHub	2,370,023	6,697
Suntec Real Estate Investment Trust	62,015	82
Venture	195,459	1,205
Wilmar International	804,959	1,962
		29,081

Spain — 1.7%
Ebro Foods	83,814	1,921
Endesa	251,614	5,051
Iberdrola	1,500,148	10,172
Red Electrica, Cl B	116,589	10,414
		27,558

Sweden — 1.6%
Axfood	341,661	6,535
Hennes & Mauritz, Cl B	37,611	1,099
ICA Gruppen	70,160	2,340
Svenska Cellulosa SCA, Cl B	98,950	3,156
Swedish Match	361,665	12,542
Tele2, Cl B	110,785	967
		26,639

Switzerland — 4.5%
Actelion	18,248	3,073
Allreal Holding, Cl A	19,927	2,761
Alpiq Holding *	2,696	188
Banque Cantonale Vaudoise	1,651	1,107
Barry Callebaut	727	895
Basler Kantonalbank, Cl H	1,422	97
Bell	300	113
Chocoladefabriken Lindt & Spruengli	17	1,215
Coca-Cola HBC	95,820	1,954
EMS-Chemie Holding	748	387
Flughafen Zuerich	12,810	2,264
Galenica	8,579	11,568
Kuehne & Nagel International	898	126
Mobilezone Holding	253	3
Mobimo Holding	8,069	1,840
Nestle	271,140	20,983
Orior	424	29
Roche Holding	4,179	1,104
Schindler Holding	6,847	1,240
SGS, Cl B	41	94
Siegfried Holding	2,703	521

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
Sonova Holding	8,965	$1,187
Swiss Prime Site, Cl H	96,481	8,748
Swisscom	12,451	6,195
Tecan Group	1,347	210
Valora Holding	10,380	2,886
Ypsomed Holding AG	19,104	3,614
		74,402

United Kingdom — 5.6%
Admiral Group	40,200	1,104
BCA Marketplace	75,693	170
Berkeley Group Holdings	28,983	988
British American Tobacco	116,921	7,631
Britvic	69,576	544
BTG *	89,045	863
Cranswick	39,278	1,093
DCC	15,473	1,374
Dechra Pharmaceuticals	23,823	377
Diageo	154,787	4,337
Direct Line Insurance Group PLC	73,172	340
EMIS Group	34,658	431
GlaxoSmithKline	184,715	3,995
Greggs	294,686	3,830
Halfords Group	35,183	152
Hill & Smith Holdings	14,970	178
Imperial Brands	288,753	15,784
Inchcape	289,749	2,450
Indivior	368,404	1,237
KCOM Group	22,026	31
Kennedy Wilson Europe Real Estate	60,752	780
LondonMetric Property	145,234	292
Lookers	121,417	176
McBride	72,348	150
Melrose Industries	49,717	283
Merlin Entertainments (A)	39,939	237
Mitie Group	74,455	248
National Grid	689,472	10,154
Next, Cl A	64,820	4,294
QinetiQ Group	236,942	705
Reckitt Benckiser Group	88,705	8,930
Rentokil Initial	1,108,242	2,871
Royal Mail	52,463	354
Sage Group	420,200	3,676
Shaftesbury	45,239	537
Smith & Nephew	12,366	211
SSE	562,441	11,773
Tate & Lyle	9,411	85
Tritax Big Box	231,224	404
WH Smith	14,375	303
William Hill	113,241	393
		93,765

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)

United States — 43.7%

Consumer Discretionary — 2.5%
Autozone *	11,756	$9,332
Darden Restaurants	78,344	4,962
Dollar General	61,017	5,736
Foot Locker, Cl A	2,605	143
GameStop, Cl A	198,032	5,264
Liberty Media Group, Cl A *	151,226	2,894
McDonald’s	99,669	11,994
O’Reilly Automotive *	788	214
Reading International, Cl A *	10,388	130
Scholastic, Cl B	13,266	525
Target, Cl A	30,597	2,136

		43,330

Consumer Staples — 16.7%
Altria Group	221,141	15,250
Bunge	59,432	3,515
Campbell Soup	149,748	9,963
Church & Dwight	113,976	11,727
Clorox	174,288	24,120
Coca-Cola	234,721	10,640
Colgate-Palmolive	145,431	10,646
Costco Wholesale	47,522	7,463
Dr Pepper Snapple Group	46,790	4,521
Estee Lauder, Cl A	30,020	2,732
Fresh Del Monte Produce	196,100	10,674
General Mills	307,267	21,914
Hershey	48,345	5,487
Hormel Foods	40,057	1,466
Ingredion	48,221	6,240
J&J Snack Foods	3,550	423
JM Smucker	21,017	3,203
Kellogg	133,497	10,900
Kimberly-Clark	94,998	13,060
McCormick	108,988	11,626
Oil-Dri Corp of America	2,201	76
PepsiCo	118,241	12,526
Philip Morris International	109,808	11,170
Procter & Gamble	200,966	17,016
Spectrum Brands Holdings	65,802	7,851
SYSCO, Cl A	475,210	24,112
Universal	92,337	5,332
Vector Group	251,858	5,647
Wal-Mart Stores	133,176	9,725
Weis Markets	12,850	650

		279,675

Financials — 3.8%
Alleghany *	1,031	567
American Capital Agency, Cl A	397,445	7,877
American Capital Mortgage Investment	86,074	1,359
Annaly Capital Management	846,674	9,373

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
Apollo Residential Mortgage	113,180	$1,517
Ares Commercial Real Estate	116,798	1,435
BankFinancial	16,188	194
Beneficial Bancorp *	198,128	2,520
Berkshire Hathaway, Cl B *	32,353	4,684
Capitol Federal Financial	477,092	6,655
Chimera Investment	313,318	4,919
Clifton Bancorp	24,776	373
CYS Investments	32,603	273
Dime Community Bancshares	42,813	728
Ellington Residential Mortgage	7,588	99
Genworth Financial, Cl A *	492,016	1,269
Getty Realty	12,076	259
Kearny Financial	117,943	1,484
Lamar Advertising, Cl A	25,594	1,697
Loews	24,816	1,020
Meridian Bancorp	23,404	346
Northfield Bancorp	61,626	914
Northwest Bancshares	217,491	3,225
Territorial Bancorp	4,643	123
Trustco Bank NY	33,404	214
Voya Financial	294,614	7,295
Waterstone Financial	28,828	442

		60,861

Health Care — 10.8%
Allscripts Healthcare Solutions *	49,326	626
AmerisourceBergen	186,694	14,809
Baxter International	31,785	1,437
Bio-Rad Laboratories, Cl A *	18,213	2,605
Bristol-Myers Squibb	92,691	6,817
C.R. Bard	51,707	12,159
Cardinal Health	134,707	10,509
Chemed	65,359	8,909
DaVita HealthCare Partners *	138,535	10,712
Exactech *	5,765	154
Express Scripts Holding *	9,596	727
Gilead Sciences	71,748	5,985
Halyard Health *	1	–
Henry Schein *	63,568	11,239
Hill-Rom Holdings	69,929	3,528
Johnson & Johnson	130,639	15,847
LifePoint Health *	95,262	6,227
Magellan Health *	7,038	463
Masimo *	8,999	473
McKesson	2,603	486
Meridian Bioscience	94,895	1,850
Mettler Toledo International *	13,057	4,765
National HealthCare	12,164	788
Owens & Minor	272,449	10,184
Pfizer	300,268	10,572
Quality Systems *	95,919	1,142

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
Quest Diagnostics	126,878	$10,329
ResMed	42,808	2,707
Stryker	18,789	2,252
Teleflex	64,954	11,517
United Therapeutics *	52,993	5,613
Varian Medical Systems *	68,738	5,652
Waters *	8,262	1,162

		182,245

Industrials — 2.8%
General Electric	244,802	7,706
L-3 Communications Holdings	10,622	1,558
Lockheed Martin	4,472	1,110
Republic Services	221,347	11,357
United Parcel Service, Cl B	100,910	10,870
Waste Management	180,447	11,958

		44,559

Information Technology — 1.5%
Activision Blizzard	84,453	3,347
Alphabet, Cl A *	804	566
CACI International, Cl A *	92,519	8,365
CSG Systems International	12,075	487
EchoStar, Cl A *	4,885	194
Jack Henry & Associates	114,289	9,974
Mantech International, Cl A	60,927	2,304
Sykes Enterprises *	19,217	557
Synopsys *	31,188	1,687
VeriSign *	4,944	427

		27,908

Materials — 1.2%
Kaiser Aluminum	94,256	8,522
Nucor	12,099	598
Reliance Steel & Aluminum	141,359	10,871

		19,991

Telecommunication Services — 1.5%
AT&T	483,387	20,887
NII Holdings *	346,321	1,101
Telephone & Data Systems	52,398	1,554
US Cellular *	9,756	383

		23,925

Utilities — 2.9%
Consolidated Edison	144,503	11,624
Duke Energy	78,120	6,702
Great Plains Energy	95,508	2,903
Idacorp, Cl A	8,835	719
PG&E	24,195	1,547
Pinnacle West Capital	24,573	1,992
PPL	115,473	4,359
Southern	207,445	11,125
Unitil	53,025	2,263

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
Xcel Energy	115,103	$5,154

		48,388

		730,882

Total Common Stock (Cost $1,332,990) ($ Thousands)		1,557,847

PREFERRED STOCK — 0.0%

Sweden — 0.0%
Akelius Residential Property	14,552	511

Total Preferred Stock (Cost $512) ($ Thousands)		511

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Bills
0.324%, 08/18/2016 (B)(C)	$8,380	8,377

Total U.S. Treasury Obligation (Cost $8,376) ($ Thousands)		8,377

	Shares

CASH EQUIVALENT — 6.9%
SEI Daily Income Trust, Government Fund, Cl A 0.170% **†	115,908,515	115,909

Total Cash Equivalent (Cost $115,909) ($ Thousands)		115,909

Total Investments — 100.6% (Cost $1,457,787) ($ Thousands) @		$1,682,644

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	337	Sep-2016	$216
FTSE 100 Index	88	Sep-2016	617
Hang Seng Index	13	Jul-2016	97
S&P 500 Index E-MINI	463	Sep-2016	388
SPI 200 Index	40	Sep-2016	7
Topix Index	64	Sep-2016	(392)
			$933

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Global Managed Volatility Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2016 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
07/28/16	USD	76	DKK	510	$1
07/28/16	USD	370	SEK	3,166	4
07/28/16	USD	461	NZD	660	8
07/28/16	USD	487	NOK	4,155	10
07/28/16	USD	494	SGD	671	5
07/28/16	USD	737	CHF	719	3
07/28/16	USD	868	AUD	1,184	12
07/28/16	USD	882	HKD	6,848	1
07/28/16	USD	1,242	GBP	932	4
07/28/16	USD	1,250	JPY	127,175	(10)
07/28/16	USD	1,884	EUR	1,708	14
07/28/16	USD	2,119	CAD	2,776	19
07/28/16	DKK	18,863	USD	2,787	(33)
07/28/16	SGD	26,967	USD	19,787	(251)
07/28/16	CHF	30,553	USD	31,189	(233)
07/28/16	NZD	36,843	USD	25,867	(332)
07/28/16	GBP	60,732	USD	79,951	(1,235)
07/28/16	EUR	63,222	USD	69,498	(793)
07/28/16	AUD	66,962	USD	49,169	(635)
07/28/16	CAD	128,752	USD	98,261	(900)
07/28/16	SEK	136,395	USD	15,940	(180)
07/28/16	NOK	167,808	USD	19,522	(537)
07/28/16	HKD	229,691	USD	29,601	(18)
07/28/16	JPY	3,863,429	USD	38,017	323
					$(4,753)

Counterparty		Currency to Deliver ($ Thousands)		Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Brown Brothers Harriman		$(495,284)		$490,531	$(4,753)
					$(4,753)

For the period ended June 30, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,671,849 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2016.
†	Investment in Affiliated Security.
††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2016, the value of these securities amounted to $2,805 ($ Thousands), representing 0.2% of the net assets of the Fund.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C)	The rate reported is the effective yield at time of purchase.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P— Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

USD — United States Dollar

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $1,457,787 ($ Thousands), and the unrealized appreciation and depreciation were $256,088 ($ Thousands) and $(31,231) ($Thousands), respectively.

The following is a list of the level of inputs used as of June 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,549,234	$8,613	$–	$1,557,847
Preferred Stock	511	–	–	511
U.S. Treasury Obligation	–	8,377	–	8,377
Cash Equivalent	115,909	–	–	115,909

Total Investments in Securities	$1,665,654	$16,990	$–	$1,682,644

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,325	$—	$—	$1,325
Unrealized Depreciation	(392)	—	—	(392)
Forwards Contracts *
Unrealized Appreciation	—	404	—	404
Unrealized Depreciation	—	(5,157)	—	(5,157)

Total Other Financial Instruments	$933	$(4,753)	$—	$(3,820)

*Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2016, there were transfers between Level 1 and Level 2 assets and liabilities due to changes in the availability of observable inputs to determine fair value.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended June 30, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Global Managed Volatility Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 6/30/2016	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$ 108,089	$ 512,657	$ (620,746)	$ —	$ 156
SEI Daily Income Trust, Government Fund, Class A	—	118,701	(2,792)	115,909	7

Totals	$ 108,089	$ 631,358	$ (623,538)	$ 115,909	$ 163

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Tax-Managed Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.5%

Consumer Discretionary — 7.1%
American Eagle Outfitters	151,670	$2,416
Autozone *	3,400	2,699
Bed Bath & Beyond	103,760	4,485
Best Buy	13,870	424
Big Lots	90,390	4,530
Brinker International	76,803	3,497
Canadian Tire, Cl A	29,600	3,208
Charter Communications, Cl A *	5,444	1,245
Cheesecake Factory	55,900	2,691
Children’s Place	37,800	3,031
Cogeco Communications	10,500	548
Comcast, Cl A	42,900	2,797
Dillard’s, Cl A	33,352	2,021
Dollar General	20,227	1,901
Dunkin’ Brands Group	36,726	1,602
Foot Locker, Cl A	71,400	3,917
Graham Holdings, Cl B	1,400	685
Grand Canyon Education *	9,070	362
Kohl’s	69,100	2,620
McDonald’s	62,343	7,502
Michael Kors Holdings *	56,395	2,791
NVR *	2,250	4,006
Panera Bread, Cl A *	29,875	6,332
Sally Beauty Holdings *	84,200	2,476
Scripps Networks Interactive, Cl A	46,400	2,889
Target, Cl A	163,264	11,399
Tenneco *	4,640	216
Urban Outfitters *	6,130	169
Viacom, Cl B	28,600	1,186

		83,645

Consumer Staples — 19.1%
Altria Group	261,314	18,020
Archer-Daniels-Midland	45,200	1,939
Bunge	41,700	2,467
Cal-Maine Foods	68,600	3,040
Campbell Soup	17,609	1,171
Church & Dwight	61,673	6,346
Clorox	70,061	9,696
Coca-Cola	136,594	6,192
Coca-Cola European Partners	79,468	2,836
Colgate-Palmolive	75,764	5,546
ConAgra Foods	120,838	5,777
Costco Wholesale	40,729	6,396
CVS Health	27,100	2,595
Dean Foods	184,166	3,332
Dr Pepper Snapple Group	109,230	10,555
General Mills	75,832	5,408
Hershey	67,871	7,703
Ingredion	47,527	6,150
JM Smucker	33,707	5,137

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kellogg	109,824	$8,967
Kimberly-Clark	43,939	6,041
Kroger	234,416	8,624
McCormick	72,119	7,693
Metro, Cl A	58,400	2,024
Nu Skin Enterprises, Cl A	65,912	3,044
PepsiCo	92,067	9,754
Philip Morris International	76,145	7,745
Pinnacle Foods	18,100	838
Procter & Gamble	93,908	7,951
Reynolds American	137,289	7,404
Sanderson Farms	28,200	2,443
SYSCO, Cl A	207,100	10,508
Tyson Foods, Cl A	120,120	8,023
Universal	16,000	924
Wal-Mart Stores	256,049	18,697
Weis Markets	43,300	2,189
Whole Foods Market	50,251	1,609

		224,784

Energy — 0.6%
Exxon Mobil	71,000	6,655

Financials — 17.8%
Aflac	56,400	4,070
Allied World Assurance Holdings	129,211	4,540
Allstate	86,300	6,037
American Capital Agency, Cl A ‡	97,595	1,934
American Financial Group	90,130	6,663
Annaly Capital Management ‡	370,000	4,096
Apollo Commercial Real Estate Finance ‡	113,500	1,824
Arch Capital Group *	72,430	5,215
Aspen Insurance Holdings	129,812	6,021
Assurant	13,330	1,150
Assured Guaranty	145,920	3,702
Axis Capital Holdings	228,392	12,562
Berkshire Hathaway, Cl B *	27,300	3,953
BOK Financial	52,300	3,279
Brixmor Property Group ‡	118,700	3,141
Canadian Imperial Bank of Commerce	31,000	2,316
CBOE Holdings	154,265	10,277
Chubb	12,399	1,621
Endurance Specialty Holdings	56,690	3,807
Equity LifeStyle Properties ‡	51,170	4,096
Everest Re Group	52,843	9,653
Genworth MI Canada	23,900	610
Hanover Insurance Group, Cl A	22,140	1,873
Maiden Holdings	62,300	763
Markel *	3,151	3,002
MFA Financial ‡	624,682	4,541
Mid-America Apartment Communities ‡	28,000	2,979

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Morningstar, Cl A	57,051	$4,666
National Bank of Canada	71,400	2,429
National Health Investors ‡	26,300	1,975
Piedmont Office Realty Trust, Cl A ‡	222,000	4,782
Post Properties ‡	55,654	3,398
ProAssurance	78,979	4,229
Progressive	115,800	3,879
Reinsurance Group of America, Cl A	38,990	3,782
RenaissanceRe Holdings	106,947	12,560
RLJ Lodging Trust ‡	33,770	724
Select Income ‡	65,000	1,689
Senior Housing Properties Trust ‡	132,100	2,752
Simon Property Group ‡	5,380	1,167
Starwood Property Trust ‡	113,800	2,358
Tanger Factory Outlet Centers ‡	75,340	3,027
TFS Financial	173,405	2,986
Travelers	97,150	11,565
Two Harbors Investment ‡	449,947	3,852
Validus Holdings	246,772	11,991
Wells Fargo	71,600	3,389
Welltower ‡	51,300	3,908
White Mountains Insurance Group	5,238	4,410

		209,243

Health Care — 13.8%
AbbVie	53,300	3,300
Aetna, Cl A	63,300	7,731
AmerisourceBergen	65,555	5,200
Amgen, Cl A	36,390	5,537
Anthem	56,500	7,421
AstraZeneca ADR	107,200	3,236
Biogen *	3,650	883
C.R. Bard	8,000	1,881
Cardinal Health	112,500	8,776
DaVita HealthCare Partners *	22,670	1,753
Edwards Lifesciences, Cl A *	2,820	281
Express Scripts Holding *	61,100	4,631
Gilead Sciences	45,580	3,802
HCA Holdings *	39,500	3,042
Hill-Rom Holdings	18,200	918
Hologic *	62,870	2,175
Humana	11,900	2,141
ICON *	26,640	1,865
Johnson & Johnson	221,361	26,851
Laboratory Corp of America Holdings *	27,911	3,636
Masimo *	14,010	736
McKesson	11,300	2,109
MEDNAX *	8,347	605
Merck	252,680	14,557
Owens & Minor	85,370	3,191
Patterson	75,082	3,596
Pfizer	554,842	19,536

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quest Diagnostics	88,320	$7,190
Stryker	21,000	2,516
United Therapeutics *	33,320	3,529
UnitedHealth Group	61,650	8,705
Varian Medical Systems *	5,500	452

		161,782

Industrials — 7.9%
3M	28,638	5,015
Alaska Air Group	39,710	2,315
Allegiant Travel, Cl A	3,000	455
American Airlines Group	47,940	1,357
Boeing	21,700	2,818
BWX Technologies, Cl W	34,970	1,251
Deere	46,700	3,785
Delta Air Lines, Cl A	70,940	2,584
EMCOR Group	9,166	452
Expeditors International of Washington	102,419	5,023
General Dynamics	8,600	1,197
Huntington Ingalls Industries, Cl A	15,320	2,574
Kaman, Cl A	32,900	1,399
L-3 Communications Holdings	24,400	3,579
Landstar System	72,391	4,970
Lockheed Martin	30,542	7,580
Northrop Grumman	49,100	10,914
Orbital ATK	24,500	2,086
Quanta Services *	84,319	1,949
Raytheon	66,100	8,986
Republic Services	118,700	6,091
Southwest Airlines, Cl A	38,120	1,495
Spirit AeroSystems Holdings, Cl A *	6,870	295
United Continental Holdings *	7,360	302
United Parcel Service, Cl B	26,600	2,865
United Technologies	41,800	4,287
Waste Management	110,779	7,341

		92,965

Information Technology — 9.5%
Amdocs	202,640	11,696
Apple	22,500	2,151
Aspen Technology *	101,583	4,088
Automatic Data Processing	41,459	3,809
Broadridge Financial Solutions	44,500	2,902
CA	84,690	2,780
Canon ADR	87,700	2,509
Cisco Systems	242,600	6,960
Citrix Systems *	23,740	1,901
Convergys	85,000	2,125
CSG Systems International	37,600	1,516
eBay *	152,940	3,580
Harris	20,200	1,686
Intel	210,500	6,904

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Tax-Managed Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Business Machines	59,400	$9,016
Intuit	31,070	3,468
Jack Henry & Associates	13,800	1,204
Microsoft	90,100	4,611
Motorola Solutions	38,500	2,540
NetApp	85,330	2,098
Oracle, Cl B	60,400	2,472
Qualcomm	51,900	2,780
Rackspace Hosting *	29,290	611
Science Applications International	14,671	856
Symantec, Cl A	487,834	10,020
Synopsys *	58,000	3,137
Take-Two Interactive Software, Cl A *	100,719	3,819
Tech Data *	52,390	3,764
VeriSign *	44,120	3,815
Western Union	118,100	2,265

		111,083

Materials — 1.6%
AptarGroup	7,900	625
Avery Dennison	31,600	2,362
Bemis	44,400	2,286
Cabot	6,870	314
Compass Minerals International, Cl A	21,262	1,577
Kaiser Aluminum	33,600	3,038
Pan American Silver	18,260	300
Reliance Steel & Aluminum	4,341	334
Royal Gold, Cl A	4,484	323
Silgan Holdings	42,100	2,166
Sonoco Products	74,703	3,710
Trinseo	30,180	1,296

		18,331

Telecommunication Services — 5.2%
AT&T	586,491	25,342
BCE	67,200	3,164
CenturyTel	105,200	3,052
NTT DoCoMo ADR	130,100	3,514
Rogers Communications, Cl B	68,600	2,763
SK Telecom ADR	129,800	2,715
Telephone & Data Systems	19,850	589
TELUS	90,200	2,889
Verizon Communications	308,342	17,218

		61,246

Utilities — 13.9%
AES	173,305	2,163
Alliant Energy	12,600	500
Ameren	60,200	3,226
American Electric Power	162,970	11,423
Atmos Energy	7,375	600
CMS Energy	89,620	4,110

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Consolidated Edison	165,942	$13,348
DTE Energy	45,217	4,482
Duke Energy	55,583	4,768
Edison International	155,510	12,078
Entergy	144,460	11,752
Eversource Energy	113,570	6,803
Exelon	161,500	5,872
FirstEnergy	234,790	8,197
Great Plains Energy	131,426	3,995
ITC Holdings	75,342	3,528
Korea Electric Power ADR	92,900	2,409
NiSource	57,380	1,522
NRG Energy	75,200	1,127
PG&E	171,750	10,978
Pinnacle West Capital	81,212	6,583
Portland General Electric	64,100	2,828
PPL	53,000	2,001
Public Service Enterprise Group	223,120	10,400
SCANA	41,600	3,147
Southern	151,431	8,121
Southwest Gas	37,601	2,960
UGI	57,750	2,613
Vectren	73,315	3,861
WEC Energy Group	119,204	7,784

		163,179

Total Common Stock (Cost $873,510) ($ Thousands)		1,132,913

	Number of Rights

RIGHTS — 0.0%
Safeway CVR - Casa Ley *‡‡	85,430	87
Safeway CVR - PDC *‡‡	85,430	4

Total Rights (Cost $—) ($ Thousands)		91

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.360%, 08/18/2016 (A)(B)	$1,910	1,910

Total U.S. Treasury Obligation (Cost $1,909) ($ Thousands)		1,910

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Tax-Managed Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Cl A
0.150% **†	35,450,169	$35,450

Total Cash Equivalent (Cost $35,450) ($ Thousands)		35,450

Total Investments — 99.7% (Cost $910,869) ($ Thousands) @		$1,170,364

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	264	Sep-2016	$182

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,174,243 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date unavailable.
(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

S&P — Standard & Poor’s

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $910,869 ($ Thousands), and the unrealized appreciation and depreciation were $274,810 ($ Thousands) and ($15,315) ($ Thousands), respectively.

The following is a list of the level of inputs used as of June 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,132,913	$–	$–	$1,132,913
Rights	–	91	–	91
U.S. Treasury Obligation	–	1,910	–	1,910
Cash Equivalent	35,450	–	–	35,450

Total Investments in Securities	$1,168,363	$2,001	$–	$1,170,364

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$182	$—	$—	$182

Total Other Financial Instruments	$182	$—	$—	$182

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 6/30/2016	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$ 27,260	$ 325,141	$ (352,401)	$ —	$ 62
SEI Daily Income Trust, Government Fund, Class A	—	62,535	(27,085)	35,450	4

Totals	$ 27,260	$ 387,676	$ (379,486)	$ 35,450	$ 66

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Real Estate Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† — 97.7%

Financials — 97.7%
Alexandria Real Estate Equities ‡	23,950	$2,479
American Homes 4 Rent, Cl A ‡	43,810	897
Apartment Investment & Management, Cl A ‡	103,931	4,590
AvalonBay Communities ‡	43,326	7,816
Boston Properties ‡	44,575	5,879
Brixmor Property Group ‡	62,750	1,660
Camden Property Trust ‡	24,590	2,174
Care Capital Properties ‡	16,463	432
Chesapeake Lodging Trust ‡	49,360	1,148
Colony Starwood Homes ‡	16,955	516
Columbia Property Trust ‡	59,630	1,276
CoreSite Realty ‡	8,750	776
Corporate Office Properties Trust ‡	26,610	787
CubeSmart ‡	104,925	3,240
CyrusOne ‡	51,600	2,872
DDR ‡	148,375	2,692
DiamondRock Hospitality ‡	39,820	360
Digital Realty Trust, Cl A ‡(A)	38,905	4,240
Douglas Emmett ‡	119,435	4,242
Duke Realty ‡	166,685	4,444
Easterly Government Properties ‡	14,040	277
Education Realty Trust ‡	33,220	1,533
Empire State Realty Trust, Cl A ‡	64,900	1,233
Equinix ‡	21,215	8,226
Equity Commonwealth *‡	16,825	490
Equity One, Cl A ‡	68,570	2,207
Equity Residential ‡	129,570	8,925
Essex Property Trust ‡	21,789	4,970
Federal Realty Investment Trust ‡	5,050	836
First Industrial Realty Trust ‡	8,770	244
General Growth Properties ‡	238,219	7,104
HCP ‡	175,755	6,218
Healthcare Realty Trust ‡	11,810	413
Healthcare Trust of America, Cl A ‡	54,240	1,754
Highwoods Properties ‡	37,520	1,981
Hospitality Properties Trust ‡	47,585	1,370
Host Hotels & Resorts ‡	340,784	5,524
Hudson Pacific Properties ‡	126,125	3,680
Kilroy Realty ‡	4,530	300
Kimco Realty ‡	130,410	4,092
Kite Realty Group Trust ‡	18,850	528
Liberty Property Trust ‡	118,580	4,710
Macerich ‡	52,069	4,446
Pebblebrook Hotel Trust ‡	36,425	956
Post Properties ‡	7,860	480
ProLogis ‡	170,127	8,343
PS Business Parks ‡	8,550	907
Public Storage ‡	44,261	11,313
QTS Realty Trust, Cl A ‡	15,760	882
Ramco-Gershenson Properties ‡	21,110	414
Regency Centers ‡	30,345	2,541

Description	Shares	Market Value ($ Thousands)

COMMON STOCK†† (continued)
RLJ Lodging Trust ‡	26,075	$559
Senior Housing Properties Trust ‡	174,625	3,637
Simon Property Group ‡	78,563	17,040
SL Green Realty ‡	11,420	1,216
Sovran Self Storage ‡	21,970	2,305
STORE Capital ‡	37,890	1,116
Sun Communities ‡	21,875	1,677
Sunstone Hotel Investors ‡	93,746	1,132
UDR ‡	48,400	1,787
Urban Edge Properties ‡	37,080	1,107
Ventas ‡	28,190	2,053
Vornado Realty Trust ‡	84,790	8,489
Washington ‡	34,190	1,076
Weingarten Realty Investors ‡	97,705	3,988
Welltower ‡	133,490	10,168

Total Common Stock (Cost $150,926) ($ Thousands)		206,767

AFFILIATED PARTNERSHIP — 1.7%
SEI Liquidity Fund, L.P.
0.430% **†(B)	3,577,954	3,578

Total Affiliated Partnership (Cost $3,578) ($ Thousands)		3,578

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl A
0.150% **†	4,897,365	4,897

Total Cash Equivalent (Cost $4,897) ($ Thousands)		4,897

Total Investments — 101.7% (Cost $159,401) ($ Thousands) @		$215,242

Percentages are based on a Net Assets of $211,565 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2016.
†	Investment in Affiliated Security.
††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $3,531 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2016 was $3,578 ($ Thousands).

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Real Estate Fund (Concluded)

Cl — Class

L.P. — Limited Partnership

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $159,401 ($ Thousands), and the unrealized appreciation and depreciation were $56,078 ($ Thousands) and $(237) ($Thousands), respectively.

The following is a list of the levels of inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$206,767	$–	$–	$206,767
Affiliated Partnership	–	3,578	–	3,578
Cash Equivalent	4,897	–	–	4,897

Total Investments in Securities	$211,664	$3,578	$–	$215,242

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 6/30/2016	Dividend Income
SEI Liquidity Fund, L.P.	$ —	$ 4,584	$ (1,006)	$ 3,578	$ —
SEI Daily Income Trust, Prime Obligation Fund, Class A	6,435	59,390	(65,825)	—	11
SEI Daily Income Trust, Government Fund, Class A	—	7,512	(2,615)	4,897	—

Totals	$ 6,435	$ 71,486	$ (69,446)	$ 8,475	$ 11

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Enhanced Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 36.2%

Consumer Discretionary — 5.4%
American Honda Finance MTN
1.700%, 02/22/2019	$500	$509
AutoZone
1.625%, 04/21/2019	70	70
CCO Holdings LLC
5.250%, 09/30/2022	250	257
Charter Communications Operating
4.908%, 07/23/2025 (A)	165	180
CSC Holdings
8.625%, 02/15/2019	875	965
Daimler Finance North America
1.500%, 07/05/2019 (A)	535	534
Daimler Finance North America LLC
1.650%, 05/18/2018 (A)	300	302
Dollar Tree
5.750%, 03/01/2023 (A)	125	133
Ford Motor Credit LLC
1.724%, 12/06/2017	350	351
1.500%, 03/12/2019 (B)	400	398
General Motors Financial
2.400%, 04/10/2018	750	756
Hyundai Capital America MTN
2.000%, 03/19/2018 (A)	235	236
2.000%, 07/01/2019 (A)	300	302
NBCUniversal Enterprise
1.310%, 04/15/2018 (A)(B)	550	552
Nissan Motor Acceptance MTN
1.180%, 03/03/2017 (A)(B)	310	310
Numericable-SFR SAS
7.375%, 05/01/2026 (A)	300	297
Sinclair Television Group
5.625%, 08/01/2024 (A)	500	511
Sirius XM Radio
5.375%, 04/15/2025 (A)	100	99
5.375%, 07/15/2026 (A)	235	233
Six Flags Entertainment
4.875%, 07/31/2024 (A)	100	99
Thomson Reuters
1.650%, 09/29/2017	345	347
Time Warner Cable
5.850%, 05/01/2017	450	466
Toyota Motor Credit MTN
1.200%, 04/06/2018	650	653
Tribune Media
5.875%, 07/15/2022	185	184
Volkswagen Group of America Finance
1.250%, 05/23/2017 (A)	300	299
1.124%, 05/22/2018 (A)(B)	300	296
1.076%, 11/20/2017 (A)(B)	800	792

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Whirlpool
1.350%, 03/01/2017	$440	$441

		10,572

Consumer Staples — 2.0%
Anheuser-Busch InBev Finance
1.900%, 02/01/2019	320	325
1.037%, 02/01/2019 (B)	650	648
CVS Health
1.900%, 07/20/2018	350	355
JM Smucker
1.750%, 03/15/2018	180	182
Kroger
2.000%, 01/15/2019	220	224
Molson Coors Brewing
1.450%, 07/15/2019	140	140
Mondelez International
1.150%, 02/01/2019 (B)	450	449
Reynolds American
2.300%, 06/12/2018	445	452
SABMiller Holdings
1.327%, 08/01/2018 (A)(B)	500	500
Spectrum Brands
5.750%, 07/15/2025	99	103
Walgreens Boots Alliance
1.750%, 05/30/2018	450	454

		3,832

Energy — 4.2%
Anadarko Petroleum
6.950%, 06/15/2019	235	260
Atwood Oceanics
6.500%, 02/01/2020	700	519
Blue Racer Midstream
6.125%, 11/15/2022 (A)	107	101
BP Capital Markets PLC
1.280%, 09/26/2018 (B)	700	697
1.052%, 02/13/2018 (B)	400	399
ConocoPhillips
1.500%, 05/15/2018	395	397
Devon Energy
1.200%, 12/15/2016 (B)	600	596
Enbridge
1.130%, 06/02/2017 (B)	675	663
Energy Transfer Partners
2.500%, 06/15/2018	350	348
Exxon Mobil
1.439%, 03/01/2018	400	404
Genesis Energy
6.750%, 08/01/2022	162	157
6.000%, 05/15/2023	95	89

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Gibson Energy
6.750%, 07/15/2021 (A)	$64	$64
Halcon Resources
8.625%, 02/01/2020 (A)	120	113
Hess
8.125%, 02/15/2019	195	217
1.300%, 06/15/2017	160	159
Kinder Morgan
2.000%, 12/01/2017	270	269
Noble Energy
8.250%, 03/01/2019	250	286
Regency Energy Partners
5.000%, 10/01/2022	200	205
Schlumberger Holdings
1.900%, 12/21/2017 (A)	550	554
Shell International Finance BV
1.375%, 05/10/2019	500	502
Statoil
1.090%, 11/08/2018 (B)	300	298
Suncor Energy
6.100%, 06/01/2018	375	406
Total Capital International
1.200%, 08/10/2018 (B)	450	449

		8,152

Financials — 16.3%
Australia & New Zealand Banking Group
1.180%, 05/15/2018 (B)	300	301
1.009%, 01/10/2017 (A)(B)	300	300
Bank of America
5.650%, 05/01/2018	110	118
2.000%, 01/11/2018	190	191
1.700%, 08/25/2017	500	502
1.610%, 09/15/2036 (B)	700	597
Bank of Montreal MTN
1.220%, 04/09/2018 (B)	650	651
Bank of New York Mellon MTN
1.080%, 03/06/2018 (B)	650	650
Bank of Nova Scotia
1.650%, 06/14/2019	400	403
Bank of Tokyo-Mitsubishi UFJ
1.450%, 09/08/2017 (A)	400	400
0.971%, 09/08/2017 (A)(B)	400	398
Barclays Bank PLC MTN
6.050%, 12/04/2017 (A)	600	628
BB&T MTN
1.290%, 02/01/2019 (B)	325	326
Berkshire Hathaway Finance
1.450%, 03/07/2018	500	505
BPCE MTN
1.470%, 02/10/2017 (B)	700	702

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Branch Banking & Trust
1.450%, 05/10/2019	$510	$512
Capital One Bank USA
1.300%, 06/05/2017	550	550
Citigroup
1.820%, 08/25/2036 (B)	1,500	1,001
Citizens Bank MTN
1.600%, 12/04/2017	800	800
Commonwealth Bank of Australia MTN
1.040%, 03/12/2018 (A)(B)	650	648
Credit Agricole MTN
1.630%, 06/10/2020 (A)(B)	500	498
Credit Suisse NY
1.700%, 04/27/2018	500	501
1.328%, 01/29/2018 (B)	500	499
Deutsche Bank
1.310%, 02/13/2018 (B)	475	472
Equinix
5.750%, 01/01/2025	400	414
Fifth Third Bank MTN
1.530%, 08/20/2018 (B)	650	651
Goldman Sachs Group
1.810%, 04/30/2018 (B)	125	126
1.790%, 04/23/2020 (B)	500	498
1.720%, 11/15/2018 (B)	400	401
HSBC Bank PLC
1.266%, 05/15/2018 (A)(B)	600	597
Huntington National Bank
1.063%, 04/24/2017 (B)	350	350
ING Bank
1.320%, 10/01/2019 (A)(B)	400	394
Jackson National Life Global Funding
1.875%, 10/15/2018 (A)	400	405
JPMorgan Chase
1.264%, 01/28/2019 (B)	300	299
JPMorgan Chase Capital XXI
2.230%, 02/02/2037 (B)	1,300	991
KeyBank
2.350%, 03/08/2019	250	255
1.160%, 06/01/2018 (B)	600	599
Lloyds Bank
1.170%, 03/16/2018 (B)	600	597
Macquarie Group
1.620%, 01/31/2017 (A)(B)	400	401
Manufacturers & Traders Trust
1.400%, 07/25/2017	475	476
1.013%, 01/30/2017 (B)	400	400
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (A)	220	221
Mizuho Bank
1.280%, 03/26/2018 (A)(B)	550	549

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Morgan Stanley
5.950%, 12/28/2017	$140	$149
1.488%, 01/24/2019 (B)	450	449
MSCI
5.750%, 08/15/2025 (A)	130	135
5.250%, 11/15/2024 (A)	160	163
Principal Life Global Funding II
1.500%, 04/18/2019 (A)	500	500
Protective Life Global Funding
1.722%, 04/15/2019 (A)	435	438
Prudential Financial MTN
1.406%, 08/15/2018 (B)	500	499
RHP Hotel Properties
5.000%, 04/15/2023	105	104
Royal Bank of Canada MTN
1.358%, 12/10/2018 (B)	400	400
Santander Bank
1.561%, 01/12/2018 (B)	800	796
Santander UK MTN
1.511%, 08/24/2018 (B)	600	599
1.037%, 09/29/2017 (B)	350	348
Societe Generale MTN
1.690%, 10/01/2018 (B)	550	554
Standard Chartered MTN
1.270%, 04/17/2018 (A)(B)	800	791
State Street Capital Trust IV
2.240%, 06/15/2037 (B)	375	313
Synchrony Financial
1.910%, 02/03/2020 (B)	750	727
1.875%, 08/15/2017	325	325
UBS MTN
1.266%, 08/14/2019 (B)	700	696
Unitrin
6.000%, 05/15/2017	670	694
US Bancorp MTN
1.038%, 04/25/2019 (B)	550	549
Ventas Realty
1.250%, 04/17/2017	130	130
WEA Finance
1.750%, 09/15/2017 (A)	280	281
Wells Fargo MTN
1.318%, 01/30/2020 (B)	500	497
Wells Fargo Bank MTN
1.650%, 01/22/2018	350	353
Westpac Banking
1.240%, 01/17/2019 (B)	400	398
1.200%, 05/19/2017	300	300

		31,965

Health Care — 4.2%
AbbVie
1.800%, 05/14/2018	525	529

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Actavis Funding SCS
1.712%, 03/12/2018 (B)	$850	$853
1.300%, 06/15/2017	550	549
Aetna
1.700%, 06/07/2018	700	706
Amgen
2.125%, 05/15/2017	600	605
Baxalta
1.427%, 06/22/2018 (B)	500	495
Bayer US Finance
0.890%, 10/06/2017 (A)(B)	550	547
Becton Dickinson
1.800%, 12/15/2017	625	630
Celgene
2.125%, 08/15/2018	275	279
DaVita HealthCare Partners
5.000%, 05/01/2025	310	307
McKesson
1.292%, 03/10/2017	370	371
0.950%, 12/31/2049	11	11
Medtronic
1.500%, 03/15/2018	340	343
Mylan
1.350%, 11/29/2016	450	450
Providence Health & Services Obligated Group
1.410%, 10/01/2016 (B)	800	800
Thermo Fisher Scientific
1.300%, 02/01/2017	145	145
Zimmer Biomet Holdings
1.450%, 04/01/2017	625	625

		8,245

Industrials — 1.4%
Air Lease
2.125%, 01/15/2018	310	308
Catholic Health Initiatives
2.600%, 08/01/2018	305	311
GATX
1.250%, 03/04/2017	245	245
Hutchison Whampoa International 14
1.625%, 10/31/2017 (A)	500	502
ILFC E-Capital Trust I
5.230%, 12/21/2065 (A)(B)	500	392
Nielsen Finance
5.000%, 04/15/2022 (A)	630	643
PACCAR Financial MTN
1.300%, 05/10/2019	195	196
Sensata Technologies
5.000%, 10/01/2025 (A)	186	187

		2,784

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Information Technology — 1.0%
Bankrate
6.125%, 08/15/2018 (A)	$300	$302
eBay
2.500%, 03/09/2018	300	305
Fidelity National Information Services
2.850%, 10/15/2018	250	256
1.450%, 06/05/2017	210	210
Fortive
1.800%, 06/15/2019 (A)	315	317
Hewlett Packard Enterprise
2.450%, 10/05/2017 (A)	650	659

		2,049

Materials — 0.3%
Ardagh Packaging Finance
4.625%, 05/15/2023 (A)	325	320
Ball
5.250%, 07/01/2025	123	128
Boart Longyear Management Properties
10.000%, 10/01/2018 (A)	350	175

		623

Telecommunication Services — 0.7%
AT&T
1.559%, 06/30/2020 (B)	550	548
British Telecommunications PLC
1.250%, 02/14/2017	295	295
Verizon Communications
2.330%, 09/14/2018 (B)	515	528

		1,371

Utilities — 0.7%
Emera US Finance
2.150%, 06/15/2019 (A)	175	177
Exelon
1.550%, 06/09/2017	180	180
Southern
1.550%, 07/01/2018	350	352
1.300%, 08/15/2017	390	390
Talen Energy Supply
4.625%, 07/15/2019 (A)	210	185

		1,284

Total Corporate Obligations
(Cost $72,196) ($ Thousands)		70,877

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 31.9%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.), Term B-2 Loan, 1st Lien
3.750%, 12/10/2021	$66	$66
Acadia Healthcare Company, Inc., Tranche B-1 Term Loan, 1st Lien
4.250%, 02/11/2022	197	193
Acadia Healthcare Company, Tranche B-2 Term Loan, 1st Lien
4.500%, 02/16/2023	200	198
Acosta, Tranche B-1 Loan, 1st Lien
4.250%, 09/26/2021	303	291
AdvancePierre Foods, Inc., Effective Date Loan, 1st Lien
4.750%, 06/02/2023 (C)	215	214
Affinion Group Inc., Term B Loan, 1st Lien
7.450%, 04/30/2018	427	387
Affinion Group, Inc., Tranche B Term Loan, 1st Lien
7.450%, 04/30/2018	1	1
Air Medical, Initial Term Loan, 1st Lien
4.250%, 04/28/2022	822	801
Albertson’s LLC, Term B-6 Loan, 1st Lien
4.750%, 06/22/2023	135	135
Alere, B Term Loan, 1st Lien
4.250%, 06/20/2022	694	690
Alinta Energy Finance Pty Limited, Delayed Draw Term Loan, 1st Lien
6.640%, 08/13/2018	28	27
Alinta Energy Finance Pty Limited, Term B Loan, 1st Lien
6.640%, 08/13/2019	415	409
Allison Transmission, Inc., Term B-3 Loan, 1st Lien
3.500%, 08/23/2019	610	609
Altice France S.A., USD TLB-7 Loan, 1st Lien
5.000%, 01/15/2024	217	214
AMC Entertainment Inc., Initial Term Loan, 1st Lien
3.500%, 12/15/2022	496	496
American Builders & Contractors Supply Co., Inc., 1st Lien Term B Loan
3.500%, 04/16/2020	477	475
American Builders & Contractors Supply Co., Inc., Term B Loan, 1st Lien
3.500%, 04/16/2020	70	70
American Renal Holdings Inc., Term B Loan, 1st Lien
4.510%, 08/20/2019	823	821
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
5.280%, 09/01/2021	248	238

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
AmSurg Corp., Initial Term Loan, 1st Lien
3.500%, 07/16/2021	$297	$296
Applied Systems, Inc., Initial Term Loan, 1st Lien
5.750%, 01/25/2021	5	5
4.250%, 01/25/2021	640	633
Aramark Corporation, U.S. Term F Loan, 1st Lien
3.250%, 02/24/2021 (B)	684	683
Ardagh Holdings USA, New Term Loan, 1st Lien
4.000%, 12/17/2019	607	606
Aricent Technologies
5.500%, 04/14/2021	450	397
Asurion, LLC, Incremental Tranche B-1 Term Loan, 1st Lien
5.000%, 05/24/2019	163	162
Asurion, LLC, Incremental Tranche B-4 Term Loan
5.110%, 08/04/2022	197	194
Asurion, LLC, Term Loan, 2nd Lien
8.850%, 03/03/2021	680	653
Auris Luxembourg III S.A R.L., Facility B4, 1st Lien
4.250%, 01/17/2022	322	320
Avago Technologies Cayman Holdings, Term B-1 Loan, 1st Lien
4.250%, 02/01/2023 (B)	998	998
B&G Foods
3.750%, 11/02/2022	91	91
B/E Aerospace, Inc., Term Loan, 1st Lien
3.750%, 12/16/2021	255	255
Beacon Roofing Supply, Initial Term Loan, 1st Lien
4.000%, 10/01/2022	249	249
Berry Plastics
4.000%, 10/03/2022	271	271
Black Knight InfoServ, LLC, Term B Loan, 1st Lien
3.750%, 05/27/2022	53	53
Booz Allen Hamilton Inc., Refinance Tranche B, 1st Lien
3.750%, 07/31/2019	246	246
Calpine Corporation, Term Loan, 1st Lien
3.500%, 05/27/2022	660	652
Catalent Pharma Solutions, Dollar Term Loan, 1st Lien
4.250%, 05/20/2021	491	489
CCM Merger, Term Loan, 1st Lien
4.500%, 08/06/2021	357	356
CDW, Term Loan, 1st Lien
3.250%, 04/29/2020	584	584

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Ceramtec Acquisition, Term B-1 Loan
4.250%, 08/30/2020	$268	$267
Ceridian HCM Holding Inc., Initial Term Loan, 1st Lien
4.500%, 09/15/2020	100	97
Charter Communications Operating, Term E Loan, 1st Lien
3.000%, 07/01/2020	311	309
Chief Exploration & Development LLC, Term Loan, 2nd Lien
7.500%, 05/16/2021	460	414
ClubCorp Club Operations, Inc., Term B Loan, 1st Lien
4.250%, 12/15/2022	204	202
Commscope, Tranche 5 Term Loan
3.828%, 12/29/2022	199	199
Communications Sales & Leasing, Term Loan, 1st Lien
5.000%, 10/24/2022	90	88
Constantinople North America
4.750%, 04/30/2022	198	197
ConvaTec Inc., Dollar Term Loan, 1st Lien
4.270%, 06/15/2020	150	149
Coty Inc., Term B USD Loan, 1st Lien
3.750%, 10/27/2022	1	—
Coty, Term B USD Loan, 1st Lien
3.750%, 10/27/2022	204	204
Cumulus Media Holdings Inc., Term Loan, 1st Lien
4.250%, 12/23/2020	664	464
DaVita HealthCare Partners, Tranche B Term Loan, 1st Lien
3.500%, 06/24/2021	397	397
Dell, 1st Lien
0.000%, 06/02/2023	364	363
Dex Media West LLC, Initial Term Loan, 1st Lien
19.290%, 12/30/2016	355	147
Diebold Inc., Term B Loan, 1st Lien
5.250%, 11/06/2023	200	199
Dollar Tree, Inc., Term B-1 Loan, 1st Lien
3.500%, 07/06/2022	427	427
EIG Investors Corp., Term Loan, 1st Lien
6.480%, 11/09/2019	395	376
Emerald Performance Materials, Initial Term Loan, 1st Lien
4.500%, 07/30/2021	299	297
EMI Music Publishing
4.000%, 08/19/2022	424	422
Energy & Exploration Partners LLC, Term B Loan, 1st Lien
13.000%, 11/12/2021	59	59
0.000%, 11/12/2021 (C)	23	—

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Energy & Exploration Partners, Initial Loan
7.750%, 01/22/2019	$627	$72
Energy Transfer Equity, 1st Lien
3.250%, 12/02/2019	250	241
Engility, New Term Loan, 1st Lien
7.010%, 05/22/2020	75	75
Entegris, Inc., Tranche B Term Loan, 1st Lien
3.500%, 04/30/2021	586	583
Environmental Resources
5.000%, 05/14/2021	46	43
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
4.250%, 05/25/2018	439	439
Epicor Software Corporation, Term B Loan, 1st Lien
4.750%, 06/01/2022	237	233
Equinox Holdings Inc. , New Initial Term Loan, 1st Lien
5.000%, 01/31/2020	728	724
Evergreen Skills Lux S.À R.L., Initial Term Loan, 1st Lien
5.750%, 04/28/2021	525	414
First Data Corporation, 2021 Extended Dollar Term Loan
4.443%, 03/24/2021	504	502
First Data Corporation, 2022 Dollar Term Loan, 1st Lien
4.193%, 07/08/2022	100	99
Four Seasons, 1st Lien Term Loan
3.500%, 06/27/2020	635	629
Galleria, Term B Loan, 1st Lien
3.750%, 01/26/2023	410	409
Generac Power Systems, Inc., Term Loan B, 1st Lien
3.550%, 05/31/2020	599	590
Genesys Telecom, Term Loan
4.000%, 02/08/2020	886	877
Gray Television, Inc., Term Loan B, 1st Lien
3.938%, 06/13/2021	151	151
Harbor Freight Tools, Initial Loan
4.750%, 07/26/2019	215	215
Headwaters
4.500%, 03/24/2022	378	377
Hill-Rom Holdings, Initial Term B Loan
3.500%, 09/08/2022	64	64
Hilton Worldwide Finance LLC, Initial Term Loan, 1st Lien
3.500%, 10/26/2020 (B)	389	389
Houghton Mifflin Harcourt Publishers
4.000%, 05/28/2021	347	340

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Hub International Limited, Initial Term Loan, 1st Lien
4.250%, 10/02/2020	$1,077	$1,056
Hyperion Insurance Group Limited, Initial Term Loan, 1st Lien
5.500%, 04/29/2022	180	170
IMS Health Incorporated, Term B Dollar Loan, 1st Lien
3.500%, 03/17/2021	570	564
Ineos
4.250%, 03/31/2022	59	58
Ineos US Finance LLC, Cash Dollar Term Loan, 1st Lien
3.770%, 05/04/2018	596	593
Informatica Corporation, Dollar Term Loan, 1st Lien
4.500%, 08/05/2022	269	261
Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, 1st Lien
3.750%, 06/30/2019 (B)	288	262
ION Trading Technologies S.A.R.L., Tranche B-1 Dollar Term Loan,
4.250%, 06/10/2021	718	712
Jaguar Holding Company I, Initial Term Loan, 1st Lien
4.250%, 08/18/2022	698	691
Jeld-Wen, Initial Loan, 1st Lien
5.250%, 10/15/2021	206	206
Jeld-Wen, Term B-1 Loan, 1st Lien
4.750%, 07/01/2022	498	496
Kenan Advantage Group Holdings Corp., Initial U.S. Term Loan, 1st Lien
4.000%, 07/29/2022	137	136
Kenan Advantage Group Holdings, Initial Canadian Term Loan, 1st Lien
4.000%, 07/29/2022	44	43
Kenan Advantage, Delayed Draw Term Loan
1.500%, 01/31/2017 (D)	19	—
Kleopatra Holdings 2 SCA, Initial German Borrower Dollar Term Loan
5.000%, 04/28/2020	32	32
Kleopatra Holdings 2 SCA, Initial U.S. Borrower Dollar Term Loan
5.000%, 04/28/2020	76	76
Kronos Incorporated, Incremental Term Loan, 1st Lien
4.500%, 10/30/2019	954	951
Language Line, Initial Term Loan
6.500%, 07/07/2021	586	585
Lee Enterprises, Incorporated, Term Loan, 1st Lien
7.250%, 03/31/2019	183	181

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, 1st Lien
4.250%, 10/16/2019	$580	$575
Level 3 Financing, Inc., Tranche B-III 2019 Term Loan, 1st Lien
4.000%, 08/01/2019	750	749
Life Time Fitness, Inc., Closing Date Term Loan, 1st Lien
4.250%, 06/10/2022	455	444
LTS Buyer, Term B Loan, 1st Lien
4.000%, 04/13/2020	195	193
Mallinckrodt International Finance S.A., Initial Term B Loan, 1st Lien
3.250%, 03/19/2021	298	294
Mattress Holding, 2016 Incremental Loan,
6.250%, 10/20/2021	117	114
MEG Energy Corp., New Term Loan, 1st Lien
3.750%, 03/31/2020	621	544
MGM Growth Properties Operating Partnership LP, Term B Loan, 1st Lien
4.000%, 04/25/2023	128	128
MGOC, Term B Loan, 1st Lien
4.000%, 07/31/2020	152	151
MKS Instruments, Inc., Term B-1 Loan, 1st Lien
4.250%, 04/28/2023	135	135
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
5.500%, 06/15/2018	619	614
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.000%, 06/07/2023 (C)	327	327
Mueller Water Products, Inc., Initial Loan, 1st Lien
4.000%, 11/24/2021	97	97
Murray Energy Corporation, Term B-2 Loan, 1st Lien
14.820%, 04/16/2020	174	126
NBTY, Inc., Dollar Term B Loan, 1st Lien
5.000%, 05/05/2023	410	406
Neiman Marcus Group Inc., The, Other Term Loan, 1st Lien
4.250%, 10/25/2020	186	167
Nelson Education
12.000%, 10/01/2020	158	62
Nelson Education Ltd., Equity, Other
0.000%, (C)(E)	26	—
New Millennium Holdco, Closing Date Term Loan, 1st Lien
7.500%, 12/21/2020	222	161
NXP B.V., Tranche B Loan, 1st Lien
3.750%, 12/07/2020	97	97

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
ON Semiconductor Corporation, Closing Date Term Loan, 1st Lien
5.250%, 03/31/2023	$375	$376
Peabody Energy Corporation, Commitment, 1st Lien
10.000%, 04/18/2017	125	129
Peabody Energy, Term Loan
4.250%, 09/24/2020	127	53
Penn Products Terminals
4.750%, 04/13/2022	125	121
PetSmart, Inc., Tranche B-1 Loan, 1st Lien
4.250%, 03/11/2022	99	99
Pilot Travel Centers, 1st Lien
3.205%, 10/01/2021	729	729
Post Holdings, Inc., Series A Incremental Term Loan, 1st Lien
3.750%, 06/02/2021	57	57
PQ Corporation, Term B-1 Loan, 1st Lien
5.750%, 11/04/2022	101	101
Quebecor Media Inc., Facility B-1 Tranche, 1st Lien
3.250%, 08/17/2020	116	114
Quintiles Transnational, Term B Loan, 1st Lien
3.250%, 05/12/2022	297	297
Radnet Management, 1st Lien
0.000%, 06/30/2023	765	754
Radnet, Tranche B Term Loan Retired 07/01/2016, 1st Lien
5.760%, 10/10/2018	20	20
4.260%, 10/10/2018	685	684
Redtop Acquisitions Limited, Initial Dollar Term Loan, 1st Lien
4.500%, 12/03/2020	98	97
Regal Cinemas Corporation, Refinancing Term Loan, 1st Lien
3.500%, 04/01/2022	273	272
Rexnord LLC/ RBS Global, Inc., Term B Loan, 1st Lien
4.000%, 08/21/2020	290	286
Royal Holdings, Inc., Initial Term Loan
4.500%, 06/20/2022	126	125
Samsonite International S.A., Initial Tranche B Term Loan,
4.000%, 05/15/2023	91	91
SBA Senior Finance II LLC, Incremental Tranche B-2 Term Loan,
3.250%, 06/10/2022	517	509
Schaeffler AG, Facility B-USD, 1st Lien
4.250%, 05/15/2020	92	92
Seadrill Operating, Initial Term Loan, 1st Lien
4.000%, 02/21/2021	631	280

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Seaworld Parks & Entertainment, Term B-2 Loan, 1st Lien
3.000%, 05/14/2020	$145	$139
Seminole Hard Rock Entertainment, Term Loan, 1st Lien
3.500%, 05/14/2020	492	489
Serta Simmons Holdings, Term Loan, 1st Lien
4.260%, 10/01/2019	567	566
Signode Industrial Group Lux S.A., Initial Term B Loan, Other
3.750%, 05/01/2021	286	283
Sinclair Television Group, Inc., Incremental Tranche B-1 Term Loan, 1st Lien
3.500%, 07/30/2021	199	198
Smart & Final, Inc., Term Loan, 1st Lien
4.040%, 11/15/2019	200	198
Spectrum Brands, Inc., USD Term Loan, 1st Lien
3.500%, 06/23/2022	438	438
SS&C European Holdings, S.a.r.l, Term B-2 Loan, 1st Lien
4.083%, 07/08/2022	12	12
4.000%, 07/08/2022	39	39
SS&C Technologies, Inc., Term B-1 Loan, 1st Lien
4.083%, 07/08/2022	31	31
4.000%, 07/08/2022	340	340
Starwood Property Trust
3.500%, 04/17/2020	854	843
Station Casinos LLC, Term B Facility Loan, 1st Lien
3.750%, 06/08/2023 (C)	300	298
Sterigenics-Nordion Holdings, LLC, Initial Term Loan, 1st Lien
4.250%, 05/16/2022	268	265
Surgical Care Affiliates, Inc., Initial Term Loan, 1st Lien
4.250%, 03/17/2022	371	370
Syncreon Global Finance (US) Inc. (Syncreon Group B.V.), Term Loan, 1st Lien
5.250%, 10/28/2020	978	841
Syniverse Holdings
5.380%, 04/23/2019	212	157
Telesat Canada, U.S., 1st Lien Term Loan, Tranche B-2
3.520%, 03/28/2019 (B)	387	384
Templar Energy LLC, New Term Loan, 2nd Lien
8.500%, 11/25/2020 (E)	467	117
Texas Competitive Electric Holdings Company, 2017 Term Loan, 1st Lien
14.760%, 10/10/2017 (D)	152	51
14.710%, 10/10/2017 (D)	2	—

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Townsquare Media
4.250%, 04/01/2022	$185	$185
Trans Union LLC, 2016 Incremental Term B-2 Commitment
3.540%, 04/09/2021	980	967
Transdigm Inc., Tranche D Term Loan, 1st Lien
3.750%, 06/04/2021	503	496
Tribune Media Company, Term B Loan, 1st Lien
3.750%, 12/27/2020	438	436
True Religion Apparel
5.875%, 07/30/2019	627	267
U.S. Renal Care, Initial Term Loan
5.250%, 12/30/2022	501	500
Univar, Initial Dollar Term Loan
4.250%, 07/01/2022	179	176
Univision Communications Inc., Replacement First-Lien Term Loan, 1st Lien
4.000%, 03/01/2020	832	827
Valeant Pharmaceuticals International, Inc., Series D-2 Tranche B Term Loan, 1st Lien
5.250%, 02/13/2019	93	90
Valeant Pharmaceuticals International, Series E-1 Tranche B Term Loan, 1st Lien
4.750%, 08/05/2020	386	374
Valeant Pharmaceuticals International, Series F-1 Tranche B Term Loan, 1st Lien
4.240%, 04/01/2022	318	309
Vantiv LLC, Term B Loan, 1st Lien
3.500%, 06/13/2021	241	241
Verint Systems Inc., Tranche B Incremental Term Loan, 1st Lien
3.500%, 09/06/2019	390	389
Veritas US, Inc., Term B-1 Loan, 1st Lien
6.630%, 01/27/2023	40	35
Vertafore
4.750%, 06/16/2023	375	373
4.270%, 10/03/2019	350	349
Waste Industries USA, Inc., Initial Term Loan, 1st Lien
4.250%, 02/27/2020	396	396
WaveDivision Holdings, Initial Term Loan, 1st Lien
4.010%, 10/15/2019	370	369
WCA Waste Systems
4.000%, 03/23/2018	240	237
Weight Watchers International Inc., Term B-2 Loan, 1st Lien
4.000%, 04/02/2020	154	115
West Corporation, Term B-10 Loan, 1st Lien
3.250%, 06/30/2018	20	20
West Corporation, Term B-12 Loan, 1st Lien
3.750%, 06/13/2023 (C)	330	329

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Western Digital Corporation, Term B Loan, 1st Lien
6.250%, 04/29/2023	$135	$135
WideOpenWest Finance, LLC, New Term B Loan, 1st Lien
4.500%, 04/01/2019	620	617
Wilsonart LLC, Initial Term Loan, 1st Lien
4.040%, 10/31/2019	686	679
WMG Acquisition Corp., Tranche B Refinancing Term Loan, 1st Lien
3.750%, 07/01/2020	489	483
XPO Logistics, Loan, 1st Lien
5.500%, 11/01/2021	371	371
York Risk Services
4.750%, 10/01/2021	486	425
Yum Brands, 1st Lien
3.192%, 06/02/2023	20	20
Zekelman Industries Inc., Term B Loan, 1st Lien
6.000%, 06/07/2021 (C)	115	115
Ziggo, 1st Lien Term Loan B1
3.750%, 01/15/2022	292	284
3.690%, 01/15/2022	15	15
Ziggo, 1st Lien Term Loan B2
3.650%, 01/15/2022	173	169
Ziggo, 1st Lien Term Loan B3
3.600%, 01/15/2022	309	302
Zuffa
3.800%, 02/25/2020	199	198
Total Loan Participations (Cost $65,239) ($ Thousands)		62,366

ASSET-BACKED SECURITIES — 20.0%

Automotive — 8.0%

Ally Auto Receivables Trust 2014-SN1, Ser 2014-SN1, Cl A4
0.950%, 06/20/2018	245	245
Ally Auto Receivables Trust 2015-SN1, Ser 2015-SN1, Cl A3
1.210%, 12/20/2017	650	650
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/2018 (A)	8	8
AmeriCredit Automobile Receivables 2016-1, Ser 2016-1, Cl A2A
1.520%, 06/10/2019	335	335
AmeriCredit Automobile Receivables Trust
1.260%, 04/08/2019	395	395
AmeriCredit Automobile Receivables Trust 2016-2, Ser 2016-2, Cl A3
1.600%, 11/09/2020	205	206

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl A3
0.940%, 02/08/2019	$458	$458
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl A3
1.260%, 11/08/2019	250	250
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A2
1.720%, 01/22/2019	445	446
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/2019	570	572
CarMax Auto Owner Trust 2016-2, Ser 2016-2, Cl A2A
1.240%, 06/17/2019	650	651
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	115	115
Carmax Auto Owner Trust, Ser 2013-2, Cl A4
0.840%, 11/15/2018	700	698
CarMax Auto Owner Trust, Ser 2015-4, Cl A2A
1.090%, 04/15/2019	471	471
Chesapeake Funding LLC, Ser 2013-1A, Cl A
0.880%, 01/07/2025 (A)(B)	286	286
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.850%, 03/07/2026 (A)(B)	299	298
Chrysler Capital Auto Receivables Trust, Ser 2014-AA, Cl A4
1.310%, 05/15/2019 (A)	95	95
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (A)	36	36
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (A)	44	44
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (A)	50	50
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (A)	266	266
Enterprise Fleet Financing, Ser 2013-2, Cl A3
1.510%, 03/20/2019 (A)	300	300
Enterprise Fleet Financing, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (A)	58	58
Fifth Third Auto Trust, Ser 2015-1, Cl A3
1.420%, 03/16/2020	350	352
First Investors Auto Owner Trust 2014-1, Ser 2014-1A, Cl A3
1.490%, 01/15/2020 (A)	426	426
First Investors Auto Owner Trust 2016-1, Ser 2016-1A, Cl A1
1.920%, 05/15/2020 (A)	328	329

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (A)	$45	$45
Ford Credit Auto Lease Trust 2015-B, Ser 2015- B, Cl B
1.920%, 03/15/2019	325	327
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/2017	580	580
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	700	702
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	380	381
GLS Auto Receivables Trust 2016-1, Ser 2016- 1A, Cl A
2.730%, 10/15/2020 (A)	335	335
GM Financial Automobile Leasing Trust 2015-3, Ser 2015-3, Cl A2A
1.170%, 06/20/2018	591	592
GM Financial Automobile Leasing Trust 2016-2, Ser 2016-2, Cl A3
1.620%, 09/20/2019	230	231
Hyundai Auto Lease Securitization Trust 2016- B, Ser 2016-B, Cl A3
1.520%, 10/15/2019 (A)	200	201
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/2017 (A)	26	26
Mercedes Benz Auto Lease Trust, Ser 2015-A, Cl A4
1.210%, 10/15/2020	200	200
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 07/16/2018	490	491
Nissan Auto Receivables 2016-B Owner Trust, Ser 2016-B, Cl A2A
1.050%, 04/15/2019	365	366
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	352	352
Prestige Auto Receivables Trust 2016-1, Ser 2016-1A, Cl A2
1.780%, 08/15/2019 (A)	360	360
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (A)	2	2
Prestige Auto Receivables Trust, Ser 2015-1, Cl A2
1.090%, 02/15/2019 (A)	86	86
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	529	533

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2015-5, Cl A3
1.580%, 09/16/2019	$345	$346
Toyota Auto Receivables 2016-B Owner Trust, Ser 2016-B, Cl A3
1.300%, 04/15/2020	100	101
Westlake Automobile Receivables Trust 2016- 2, Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (A)	320	320
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/2017 (A)	9	9
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl A2
1.170%, 03/15/2018 (A)	50	50
Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 07/16/2018 (A)	333	332
Wheels SPV 2 LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (A)	152	152
World Omni Auto Receivables Trust, Ser 2015- B, Cl A2A
0.960%, 07/15/2019	480	480
		15,640

Credit Cards — 2.9%

Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.790%, 03/16/2020 (B)	190	189
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	355	355
Chase Issuance Trust, Ser 2007-B1, Cl B1
0.690%, 04/15/2019 (B)	750	748
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.862%, 07/15/2020 (B)	650	651
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	490	491
Citibank Credit Card Issuance Trust, Ser 2014- A2, Cl A2
1.020%, 02/22/2019	485	485
Evergreen Credit Card Trust Series 2016-1, Ser 2016-1, Cl A
1.162%, 04/15/2020 (A)(B)	600	601
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	800	805
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
1.185%, 05/26/2021 (A)(B)	710	710

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust, Ser 2015-C, Cl A
1.260%, 03/15/2021	$640	$641
		5,676

Non-Agency Mortgage-Backed Obligations — 0.6%

FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
3.846%, 07/25/2023 (B)	414	423
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M1
1.803%, 04/25/2028 (B)	559	560
Towd Point Mortgage Trust 2016-1, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A)(B)	176	177
		1,160

Other Asset-Backed Securities — 8.5%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.140%, 01/25/2035 (B)	183	179
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
1.550%, 09/25/2034 (B)	121	120
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	600	602
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 10/15/2019	800	802
Apidos CLO XII, Ser 2013-12A, Cl A
1.750%, 04/15/2025 (A)(B)	550	544
Apidos CLO XVII, Ser 2014-17A, Cl A1A
2.133%, 04/17/2026 (A)(B)	350	349
Cent CLO 20, Ser 2014-20A, Cl A
2.120%, 01/25/2026 (A)(B)	625	623
Cent CLO, Ser 2014-16AR, Cl A1AR
1.590%, 08/01/2024 (A)(B)	500	498
CIFC Funding Ltd., Ser 2013-1A, Cl A1
1.790%, 04/16/2025 (A)(B)	485	480
CNH Equipment Trust 2016-B, Ser 2016-B, Cl A2A
1.310%, 10/15/2019	255	256
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
1.990%, 04/18/2026 (A)(B)	510	507
First Franklin Mortgage Loan Trust, Ser 2006- FF1, Cl 2A3
0.686%, 01/25/2036 (B)	241	238
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	90	90

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A2
0.830%, 02/15/2019 (B)	$250	$250
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
0.942%, 05/15/2020 (A)(B)	430	430
Gramercy Park CLO, Ser 2014-1A, Cl A1R
1.930%, 07/17/2023 (A)(B)	400	399
GreatAmerica Leasing Receivables Funding Series 2016-1, Ser 2016-1, Cl A2
1.570%, 05/21/2018 (A)	455	456
Green Tree Agency Advance Funding Trust I, Ser 2015-T1, Cl AT1
2.302%, 10/15/2046 (A)	240	240
ING Investment Management CLO, Ser 2014- 1A, Cl A1
2.130%, 04/18/2026 (A)(B)	510	509
Kubota Credit Owner Trust, Ser 2015-1A, Cl A2
0.940%, 12/15/2017 (A)	238	238
Limerock CLO II, Ser 2014-2A, Cl A
2.150%, 04/18/2026 (A)(B)	600	596
MMAF Equipment Finance, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (A)	739	737
Nationstar HECM Loan Trust 2016-2, Ser 2016- 2A, Cl A
2.239%, 06/25/2026 (A)	235	235
Nationstar HECM Loan Trust, Ser 2015-2A, Cl A
2.883%, 11/25/2025 (A)	113	113
Nationstar HECM Loan Trust, Ser 2016-1A, Cl A
2.981%, 02/25/2026 (A)	117	117
Neuberger Berman CLO XVI, Ser 2014-16A, Cl A1
2.098%, 04/15/2026 (A)(B)	440	439
NRZ Advance Receivables Trust Advance Receivables Backed, Ser 2015-T3, Cl AT3
2.540%, 11/15/2046 (A)	650	650
NYCTL 2015-A Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (A)	240	239
Octagon Investment Partners XVI Ltd., Ser 2013-1A, Cl A
1.770%, 07/17/2025 (A)(B)	550	543
Ocwen Master Advance Receivables Trust, Ser 2015-1, Cl AT1
2.537%, 09/17/2046 (A)	275	275
Ocwen Master Advance Receivables Trust, Ser 2015-T2, Cl AT2
2.532%, 11/15/2046 (A)	225	225
OHA Credit Partners VIII Ltd., Ser 2013-8A, Cl A
1.770%, 04/20/2025 (A)(B)	330	327
Race Point VI CLO Ltd., Ser 2014-6A, Cl BR
2.811%, 05/24/2023 (A)(B)	525	521

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.970%, 03/25/2026 (B)	$192	$189
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.290%, 12/16/2024 (A)(B)	6	6
SpringCastle America Funding, Ser 2014-AA, Cl A
2.700%, 05/25/2023 (A)	577	579
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (A)	361	361
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Ser 2015-T2, Cl AT2
2.620%, 01/15/2047 (A)	520	521
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.676%, 07/25/2036 (A)(B)	339	338
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.590%, 02/25/2036 (B)	121	120
Symphony CLO Ltd., Ser 2014-8AR, Cl BR
2.367%, 01/09/2023 (A)(B)	805	796
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (A)	173	173
Voya CLO 2012-1, Ser 2014-1A, Cl A2R
2.506%, 03/14/2022 (A)(B)	500	498
Voya CLO 2012-1, Ser 2014-1A, Cl A1R
1.840%, 03/14/2022 (A)(B)	318	317
		16,725

Total Asset-Backed Securities (Cost $39,222) ($ Thousands)		39,201

MORTGAGE-BACKED SECURITIES — 9.5%

Agency Mortgage-Backed Obligations — 2.9%
FHLMC
6.000%, 09/01/2026	71	80
FNMA
6.500%, 09/01/2026	49	56
6.000%, 11/01/2026 to 04/01/2040	382	437
5.000%, 02/01/2023 to 03/01/2025	104	112
3.000%, 12/01/2030	1,507	1,580
FNMA TBA
3.500%, 07/25/2026	900	954
3.000%, 07/01/2026	1,500	1,572
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.886%, 10/07/2020 (B)	278	279
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.890%, 01/08/2020 (B)	364	365
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.840%, 03/11/2020 (B)	118	117

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.820%, 03/06/2020 (B)	$65	$65

		5,617

Non-Agency Mortgage-Backed Obligations — 6.6%
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 7A2
0.910%, 08/25/2035 (B)	120	118
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
2.910%, 11/25/2034 (B)	70	70
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
2.900%, 04/25/2035 (B)	193	177
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
3.320%, 10/25/2035 (B)	159	140
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl A4
5.201%, 12/11/2038	336	338
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW15, Cl A4
5.331%, 02/11/2044	601	612
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.540%, 12/10/2049 (B)	350	360
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
5.860%, 12/10/2049 (B)	444	462
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	95	95
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	552	558
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.750%, 09/25/2034 (B)	49	48
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (B)	527	546
COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	84	84
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	154	154
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	7	8
Comm Mortgage Trust, Ser 2014-BBG, Cl A
1.270%, 03/15/2029 (A)(B)	340	334
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	13	13

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.640%, 07/25/2024 (B)	$382	$382
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Ser C2, Cl A3
5.542%, 01/15/2049 (B)	400	405
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (A)	8	8
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M1
1.296%, 04/25/2024 (B)	427	427
FNMA Connecticut Avenue Securities, Ser 2014- C02, Cl 2M1
1.390%, 05/25/2024 (B)	132	132
FNMA Connecticut Avenue Securities, Ser 2014- C02, Cl 1M1
1.400%, 05/25/2024 (B)	211	209
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M1
1.590%, 05/25/2025 (B)	83	83
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	46	46
GS Mortgage Securities, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	64	66
GS Mortgage Securities, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	94	94
Hilton USA, Ser 2013-HLF, Cl AFL
1.450%, 11/05/2030 (A)(B)	222	222
Impac CMB Trust, Ser 2005-1, Cl 1A1
1.070%, 04/25/2035 (B)	179	160
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	115	115
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
3.030%, 10/25/2036 (B)	378	353
LB-UBS Commercial Mortgage Trust, Ser 2007- C2, Cl A3
5.430%, 02/15/2040	486	493
LB-UBS Commercial Mortgage Trust, Ser 2007- C6, Cl A4
5.858%, 07/15/2040 (B)	457	468
LB-UBS Commercial Mortgage Trust, Ser 2008- C1, Cl A2
6.248%, 04/15/2041 (B)	341	359
LB-UBS Commercial Mortgage Trust, Ser 2009- C7, Cl A3
5.347%, 11/15/2038	473	474
Merrill Lynch Mortgage Investors, Ser 2005- A1, Cl 1A
2.960%, 12/25/2034 (B)	119	118

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/2049	$506	$509
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	525	531
Morgan Stanley Capital I Trust 2006-IQ12, Ser IQ12, Cl A4
5.332%, 12/15/2043	329	330
Morgan Stanley Capital I Trust 2007-TOP25, Ser T25, Cl A3
5.514%, 11/12/2049 (B)	241	243
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (A)	176	174
MortgageIT Trust, Ser 2005-5, Cl A1
0.780%, 12/25/2035 (B)	558	499
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.950%, 02/25/2035 (B)	147	145
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
1.170%, 11/20/2034 (B)	125	115
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
1.070%, 12/20/2034 (B)	97	93
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.710%, 03/20/2035 (B)	57	53
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A)(B)	440	439
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/25/2055 (A)(B)	155	157
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	161	163
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	138	138
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A3
6.011%, 06/15/2045 (B)	34	34
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.830%, 03/25/2036 (B)	232	214
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	119	118
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.860%, 01/25/2035 (B)	163	163
WFRBS Commercial Mortgage Trust, Ser 2012- C9, Cl A1
0.673%, 11/15/2045	125	125

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Enhanced Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	$10	$11
		12,985
Total Mortgage-Backed Securities (Cost $18,812) ($ Thousands)		18,602

MUNICIPAL BONDS — 0.5%

California — 0.3%
University of California, Ser Y-1, RB Callable 01/01/2017 @ 100
0.967%, 07/01/2041 (B)	565	565

Florida — 0.2%
State Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	350	359

Total Municipal Bonds (Cost $915) ($ Thousands)		924

	Shares

COMMON STOCK — 0.0%
JHT Holding *	4,002	—
Millennium *	6,490	19

Total Common Stock (Cost $20) ($ Thousands)		19

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.0%
SEI Daily Income Trust, Government Fund, Cl A 0.150% **†	5,770,727	$5,771

Total Cash Equivalent (Cost $5,771) ($ Thousands)		5,771

	Face Amount (Thousands)

REPURCHASE AGREEMENT(F) — 0.6%
Goldman Sachs 0.420%, dated 06/30/2016, to be repurchased on 07/01/2016, repurchase price $1,100,013 (collateralized by FMAC and FNMA obligations, ranging in par value $340,266 - $955,845, 3.000%, 11/01/2029 - 12/01/2035; total market value $1,122,000)	$1,100	1,100

Total Repurchase Agreement (Cost $1,100) ($ Thousands)		1,100

Total Investments — 101.7% (Cost $203,275) ($ Thousands) @		$198,860

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(9)	Sep-2016	$(32)
U.S. 2-Year Treasury Note	(3)	Sep-2016	(5)
U.S. 5-Year Treasury Note	4	Sep-2016	9

			$(28)

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $195,487 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2016.
†	Investment in Affiliated Security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2016, the value of these securities amounted to $39,704 ($ Thousands), representing 20.3% of the net assets of the Fund.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2016.
(C)	Unsettled bank loan. Interest rate not available.
(D)	Unfunded bank loan.
(E)	Security is in default on interest payment.
(F)	Tri-Party Repurchase Agreement.

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Enhanced Income Fund (Concluded)

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Freddie Mac

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — U.S. Dollar

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $203,275 ($ Thousands), and the unrealized appreciation and depreciation were $753 ($ Thousands) and $(5,168) ($ Thousands), respectively.

The following is a list of the levels of inputs used as of June 30, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$5,771	$–	$–	$5,771
Municipal Bonds	–	924	–	924

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$11	$70,866	$–	$70,877
Loan Participations	–	62,366	–	62,366
Asset-Backed Securities	–	39,201	–	39,201
Mortgage-Backed Securities	–	18,602	–	18,602
Repurchase Agreement	–	1,100	–	1,100
Municipal Bonds	–	924	–	924
Common Stock	19	–	–	19
Cash Equivalent	5,771	–	–	5,771

Total Investments in Securities	$5,801	$193,059	$–	$198,860

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$9	$—	$—	$9
Unrealized Depreciation	(37)	—	—	(37)

Total Other Financial Instruments	$(28)	$—	$—	$(28)

*Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 6/30/2016	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$5,674	$13,457	$(19,131)	$—	$8
SEI Daily Income Trust, Government Fund, Class A	—	5,771	—	5,771	—

Totals	$5,674	$19,228	$(19,131)	$5,771	$8

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 30.4%

Agency Mortgage-Backed Obligations — 24.6%
FHLMC
7.500%, 05/01/2031 to 09/01/2032	$427	$485
7.000%, 05/01/2024 to 03/01/2039	375	425
6.500%, 06/01/2017 to 09/01/2039	281	313
6.000%, 03/01/2020 to 07/01/2037	1,315	1,436
5.500%, 02/01/2017 to 11/01/2035	1,378	1,465
5.000%, 10/01/2018 to 06/01/2044	7,201	7,961
4.500%, 08/01/2020 to 03/01/2044	2,803	3,002
4.000%, 04/01/2019 to 06/01/2046	27,957	30,138
3.500%, 11/01/2029 to 06/01/2046	66,769	71,135
3.000%, 03/01/2031 to 06/01/2046	10,088	10,483
FHLMC ARM
3.135%, 02/01/2041 (A)	389	406
3.090%, 02/01/2045 (A)	451	471
2.760%, 08/01/2044 (A)	119	124
2.540%, 07/01/2042 (A)	469	484
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	4	5
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	528	582
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	83	98
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	620	699
FHLMC CMO, Ser 2005-2945, Cl SA
11.512%, 03/15/2020 (A)	234	254
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	1,188	1,359
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	341	373
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.596%, 05/15/2038 (A)	90	12
FHLMC CMO, Ser 2010-3621, Cl SB, IO
5.796%, 01/15/2040 (A)	100	19
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.508%, 10/15/2041 (A)	767	127
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	1,439	1,500
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.616%, 08/15/2039 (A)	1,254	211
FHLMC CMO, Ser 2012-4076, Cl SW, IO
5.616%, 07/15/2042 (A)	69	17
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	1,283	110
FHLMC CMO, Ser 2012-4136, Cl SJ, IO
5.716%, 11/15/2042 (A)	144	27
FHLMC CMO, Ser 2012-4136, Cl SE, IO
5.716%, 11/15/2042 (A)	134	27
FHLMC CMO, Ser 2013-300, Cl 300
3.000%, 01/15/2043	1,962	2,035

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2013-4174, Cl SA, IO
5.766%, 05/15/2039 (A)	$418	$62
FHLMC CMO, Ser 2013-4203, Cl PS, IO
5.808%, 09/15/2042 (A)	400	77
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.858%, 04/15/2041 (A)	747	53
FHLMC CMO, Ser 2015-342, Cl 300
3.000%, 02/15/2045	3,106	3,225
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	714	765
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K008, Cl X1, IO
1.640%, 06/25/2020 (A)	2,796	134
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K015, Cl X1, IO
1.624%, 07/25/2021 (A)	1,348	91
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K016, Cl X1, IO
1.548%, 10/25/2021 (A)	288	19
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K151, Cl A3
3.511%, 04/25/2030	1,465	1,612
FHLMC Structured Agency Credit Risk Debt
Notes, Ser 2014-HQ1, Cl M1
2.103%, 08/25/2024 (A)	145	145
FHLMC TBA
3.500%, 08/25/2041 to 09/15/2041	15,600	16,417
FNMA
7.000%, 09/01/2026 to 02/01/2039	1,358	1,577
6.500%, 05/01/2017 to 05/01/2040	192	210
6.000%, 10/01/2019 to 07/01/2037	2,907	3,342
5.500%, 09/01/2016 to 08/01/2038	441	483
5.000%, 01/01/2020 to 02/01/2040	7,242	8,124
4.500%, 01/01/2020 to 02/01/2046	20,688	22,790
4.000%, 08/01/2020 to 04/01/2046	66,381	71,922
3.840%, 08/01/2021	2,963	3,264
3.762%, 12/01/2020	2,785	3,032
3.665%, 10/01/2020	1,578	1,708
3.619%, 12/01/2020	1,855	2,013
3.500%, 12/01/2029 to 05/01/2046	44,046	47,021
3.010%, 04/01/2028	1,320	1,406
3.000%, 08/01/2033 to 06/01/2043	11,230	11,816
2.830%, 06/01/2022	1,175	1,248
2.500%, 10/01/2042	833	843
FNMA ACES, Ser 2012-M14, Cl X2, IO
0.504%, 09/25/2022 (A)	19,015	467
FNMA ACES, Ser 2014-M12, Cl FA
0.732%, 10/25/2021 (A)	1,282	1,279
FNMA ACES, Ser 2015-M13, Cl A2
2.711%, 06/25/2025 (A)	130	136
FNMA ACES, Ser 2016-M6, Cl A2
2.488%, 05/25/2026	1,096	1,123

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA ARM
4.373%, 04/01/2040 (A)	$341	$363
3.192%, 10/01/2043 (A)	418	440
2.827%, 05/01/2043 (A)	218	227
2.744%, 01/01/2045 (A)	662	690
2.722%, 01/01/2045 (A)	573	595
2.609%, 05/01/2038 (A)	825	872
2.431%, 06/01/2042 (A)	432	446
2.429%, 02/01/2042 (A)	1,044	1,093
2.402%, 10/01/2035 (A)	1,992	2,083
2.371%, 11/01/2035 (A)	255	266
2.365%, 11/01/2035 (A)	288	299
2.357%, 11/01/2035 (A)	238	249
2.352%, 11/01/2035 (A)	291	304
2.342%, 11/01/2035 (A)	1,119	1,169
2.313%, 10/01/2035 (A)	1,305	1,361
2.297%, 11/01/2035 (A)	239	250
2.271%, 10/01/2035 (A)	186	194
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	633	91
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	762	121
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	932	80
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	235	260
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	874	950
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	2,046	412
FNMA CMO, Ser 2006-112, Cl ST, IO
6.254%, 11/25/2036 (A)	1,712	258
FNMA CMO, Ser 2007-108, Cl AN
8.204%, 11/25/2037 (A)	136	166
FNMA CMO, Ser 2008-22, Cl SI, IO
5.984%, 03/25/2037 (A)	2,653	175
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	2,169	2,010
FNMA CMO, Ser 2010-150, Cl SK, IO
6.345%, 01/25/2041 (A)	594	118
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	2,237	2,647
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	879	73
FNMA CMO, Ser 2011-96, Cl SA, IO
6.097%, 10/25/2041 (A)	1,893	384
FNMA CMO, Ser 2012-112, Cl DA
3.000%, 10/25/2042	2,519	2,604
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.704%, 11/25/2042 (A)	434	97
FNMA CMO, Ser 2012-128, Cl SL, IO
5.704%, 11/25/2042 (A)	293	69

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-133, Cl CS, IO
5.704%, 12/25/2042 (A)	$535	$100
FNMA CMO, Ser 2012-133, Cl SA, IO
5.704%, 12/25/2042 (A)	142	28
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	407	427
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	118	132
FNMA CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	350	359
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	519	594
FNMA CMO, Ser 2012-70, Cl YS, IO
6.204%, 02/25/2041 (A)	169	23
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042	47	42
FNMA CMO, Ser 2012-74, Cl SA, IO
6.204%, 03/25/2042 (A)	606	111
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042	93	84
FNMA CMO, Ser 2012-93, Cl SG, IO
5.654%, 09/25/2042 (A)	315	58
FNMA CMO, Ser 2013-10, Cl SJ, IO
5.704%, 02/25/2043 (A)	1,051	240
FNMA CMO, Ser 2013-10, Cl JS, IO
5.704%, 02/25/2043 (A)	1,003	192
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	7,337
FNMA CMO, Ser 2013-9, Cl SA, IO
5.704%, 03/25/2042 (A)	746	136
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	4,216	4,726
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	585	683
FNMA CMO, Ser 2014-M2, Cl A2
3.513%, 12/25/2023 (A)	1,770	1,965
FNMA CMO, Ser 2014-M4, Cl A2
3.346%, 03/25/2024 (A)	2,795	3,067
FNMA CMO, Ser 2015-55, Cl IO, IO
1.686%, 08/25/2055 (A)	1,445	92
FNMA CMO, Ser 2015-60, Cl SA, IO
5.697%, 08/25/2045 (A)	473	109
FNMA CMO, Ser 2015-M2, Cl A3
3.049%, 12/25/2024 (A)	2,587	2,770
FNMA CMO, Ser 2015-M7, Cl AB2
2.502%, 12/25/2024	540	557
FNMA Multifamily Megas, Ser 141, Cl 1
2.966%, 05/01/2027 (A)	2,254	2,391
FNMA TBA
5.000%, 07/15/2038	1,500	1,667
4.500%, 08/01/2033	5,115	5,580
4.000%, 07/13/2039	12,710	13,627

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.500%, 08/01/2026 to 07/01/2046	9,085	$9,625
3.000%, 08/25/2026 to 08/01/2042	12,755	13,266
2.500%, 07/01/2027	7,285	7,537
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (B)	12,766	118
FREMF Mortgage Trust, Ser 2015-K47, Cl B
3.724%, 06/25/2048 (A)(B)	360	344
GNMA
8.000%, 11/15/2029 to 09/15/2030	57	64
7.500%, 03/15/2029	73	90
6.500%, 07/15/2028 to 09/15/2035	2,341	2,736
6.000%, 10/15/2023 to 10/20/2040	4,332	5,038
5.000%, 07/20/2040 to 11/20/2045	1,120	1,245
4.500%, 03/15/2041 to 05/15/2046	3,559	3,901
4.000%, 10/15/2041 to 06/20/2046	7,502	8,126
3.500%, 09/20/2045 to 05/20/2046	8,945	9,508
3.000%, 04/20/2046 to 06/20/2046	5,402	5,655
GNMA CMO, Ser 2007-17, Cl IB, IO
5.812%, 04/20/2037 (A)	822	171
GNMA CMO, Ser 2010-31, Cl GS, IO
6.052%, 03/20/2039 (A)	132	10
GNMA CMO, Ser 2010-4, Cl NS, IO
5.956%, 01/16/2040 (A)	6,381	1,129
GNMA CMO, Ser 2010-85, Cl HS, IO
6.202%, 01/20/2040 (A)	125	14
GNMA CMO, Ser 2010-H27, Cl FA
0.816%, 12/20/2060 (A)	1,517	1,501
GNMA CMO, Ser 2010-H28, Cl FE
0.836%, 12/20/2060 (A)	884	876
GNMA CMO, Ser 2011-H08, Cl FG
0.916%, 03/20/2061 (A)	965	959
GNMA CMO, Ser 2011-H09, Cl AF
0.936%, 03/20/2061 (A)	659	655
GNMA CMO, Ser 2012-152, Cl IO, IO
0.740%, 01/16/2054 (A)	9,190	519
GNMA CMO, Ser 2012-34, Cl SA, IO
5.602%, 03/20/2042 (A)	675	140
GNMA CMO, Ser 2012-43, Cl SN, IO
6.158%, 04/16/2042 (A)	55	13
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	910	66
GNMA CMO, Ser 2012-98, Cl SA, IO
5.666%, 08/16/2042 (A)	457	71
GNMA CMO, Ser 2013-178, Cl IO, IO
0.916%, 06/16/2055 (A)	1,590	80
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	192	37
GNMA CMO, Ser 2015-67, Cl A
2.500%, 03/16/2050	618	632
GNMA TBA
3.500%, 07/15/2041 to 08/15/2041	15,855	16,816

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.000%, 07/15/2042 to 09/01/2042	23,900	$24,934
NCUA Guaranteed Notes, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	52	52
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.806%, 11/06/2017 (A)	1,053	1,053

		527,681

Non-Agency Mortgage-Backed Obligations — 5.8%
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
2.643%, 02/25/2035 (A)	1,840	1,757
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
0.586%, 03/25/2037 (A)	2,568	1,933
Alternative Loan Trust, Ser 2005-36, Cl 3A1
2.680%, 08/25/2035 (A)	1,996	1,488
Alternative Loan Trust, Ser 2006-18CB, Cl A6
26.816%, 07/25/2036 (A)	363	531
Alternative Loan Trust, Ser 2006-OA11, Cl A4
0.636%, 09/25/2046 (A)	420	314
Alternative Loan Trust, Ser 2007-23CB, Cl A7
0.846%, 09/25/2037 (A)	2,723	1,530
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
0.636%, 12/25/2046 (A)	1,860	1,169
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.905%, 06/25/2045 (A)	1,917	1,899
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.655%, 11/25/2045 (A)	1,882	1,400
BAMLL Commercial Mortgage Securities Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/2030 (B)	820	859
BAMLL Commercial Mortgage Securities Trust, Ser 2014-520M, Cl A
4.325%, 08/15/2034 (A)(B)	440	490
BCAP Trust, Ser 2015-RR2, Cl 21A1
0.839%, 03/28/2037 (A)(B)	1,448	1,358
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
2.806%, 05/25/2034 (A)	208	196
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (A)	1,751	1,754
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
7.204%, 11/25/2035 (A)	5,245	1,766
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl AJ
5.365%, 01/15/2046 (A)	590	505

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust, Ser 2007-CD3, Cl AJ
5.688%, 10/15/2048	$170	$103
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl AJ
5.398%, 12/11/2049 (A)	307	244
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A)(B)	729	811
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl ASB
3.091%, 05/10/2058	225	236
CGBRAM Commerical Mortgage Trust, Ser 2014-HD, Cl E
3.435%, 02/15/2031 (A)(B)	640	602
CG-CCRE Commercial Mortgage Trust, Ser 2014-FL1, Cl A
1.384%, 06/15/2031 (A)(B)	483	483
Citigroup Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.482%, 10/15/2049	270	240
Citigroup Commercial Mortgage Trust, Ser 20098-C7, Cl AJA
7.373%, 12/10/2049 (A)	140	103
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (B)	655	695
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl E
4.400%, 03/10/2047 (A)(B)	780	486
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	551	600
COMM Mortgage Trust, Ser 2010-C1, Cl A2
3.830%, 07/10/2046 (B)	93	95
COMM Mortgage Trust, Ser 2010-C1, Cl XWB, IO
0.790%, 07/10/2046 (A)(B)	13,060	391
COMM Mortgage Trust, Ser 2012-CR1, Cl A2
2.350%, 05/15/2045	552	555
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	171	171
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (B)	620	702
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	211	217
COMM Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 10/10/2046	126	126
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	90	101
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	57	64

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	$210	$232
COMM Mortgage Trust, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	44	44
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.084%, 10/10/2046 (A)	40	42
COMM Mortgage Trust, Ser 2013-CR6, Cl A1
0.719%, 03/10/2046	95	95
COMM Mortgage Trust, Ser 2013-CR9, Cl E
4.258%, 07/10/2045 (A)(B)	780	591
COMM Mortgage Trust, Ser 2014-CR18, Cl ASB
3.452%, 07/15/2047	310	333
COMM Mortgage Trust, Ser 2014-CR19, Cl A5
3.796%, 08/10/2047	596	656
COMM Mortgage Trust, Ser 2014-SAVA, Cl D
3.543%, 06/15/2034 (A)(B)	870	848
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	167	180
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	191	205
COMM Mortgage Trust, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047	488	530
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	275	292
COMM Mortgage Trust, Ser 2015-3BP, Cl A
3.178%, 02/10/2035 (B)	670	706
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (A)(B)	650	705
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	60	63
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (B)	100	107
Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
3.446%, 07/25/2024 (A)	4,810	4,526
Core Industrial Trust, Ser 2015-TEXW, Cl E
3.848%, 02/10/2034 (A)(B)	630	599
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034	–	–
Credit Suisse Commercial Mortgage Trust, Ser 2006-C3, Cl AJ
6.076%, 06/15/2038 (A)	702	496
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.373%, 12/15/2039	660	586
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.615%, 01/15/2049 (A)	291	296

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl AJ
5.700%, 06/15/2039 (A)	$540	$472
Credit Suisse Commercial Mortgage Trust, Ser 2007-C5, Cl AM
5.869%, 09/15/2040 (A)	270	244
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.739%, 10/25/2033 (A)	1,326	1,315
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A1
3.074%, 03/12/2017	1,104	1,458
Credit Suisse Group Funding Guernsey, Ser 2015-3GNA, Cl A2
4.344%, 03/12/2017	388	512
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl AJ
5.538%, 09/15/2039 (A)	320	317
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (B)	350	383
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (B)	590	490
Credit Suisse Mortgage Trust, Ser 2015-3R, Cl 1A1
0.371%, 07/29/2037 (A)(B)	965	903
Credit Suisse Mortgage Trust, Ser 2015-4R, Cl 3A1
0.749%, 10/27/2036 (A)(B)	1,200	1,155
Credit Suisse Mortgage Trust, Ser 2015-SAMZ, Cl MZ
6.171%, 08/15/2022 (A)(B)	2,500	2,305
Credit Suisse Mortgage Trust, Ser 2015-Town, Cl F
4.935%, 03/15/2017 (A)(B)	650	624
Csail Commercial Mortgage Trust, Ser 2015- C2, Cl C
4.212%, 06/15/2057 (A)	635	581
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	212	234
CSAIL Commercial Mortgage Trust, Ser 2016- C5, Cl ASB
3.533%, 11/15/2048	112	120
CSMC Trust, Ser 2014-TIKI, Cl F
4.258%, 09/15/2038 (A)(B)	1,900	1,789
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	15	15
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl A2
3.642%, 08/10/2044	855	855

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
1.239%, 11/19/2044 (A)	$1,120	$966
EQTY Mortgage Trust, Ser 2014-INNS, Cl D
2.788%, 05/08/2031 (A)(B)	530	512
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
5.103%, 10/25/2028 (A)	1,480	1,449
Fund America Investors II, Ser 1993-A, Cl A2
3.797%, 06/25/2023 (A)	2	2
GS Mortgage Securities II, Ser 2015-GC30, Cl B
4.015%, 05/10/2050 (A)	680	678
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	430	354
GS Mortgage Securities Trust, Ser 2007-GG10, Cl AM
5.794%, 08/10/2045 (A)	2,590	2,339
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A2
2.999%, 08/10/2044	187	187
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.454%, 08/10/2044 (A)(B)	765	39
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	78	81
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A2
2.318%, 05/10/2045	563	566
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	180	206
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A1
1.264%, 11/10/2046	29	29
GS Mortgage Securities Trust, Ser 2014-GC18, Cl AAB
3.648%, 01/10/2047	311	337
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AAB
3.655%, 04/10/2047	400	434
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047 (A)	680	731
GS Mortgage Securities Trust, Ser 2015-GC34, Cl AAB
3.278%, 10/10/2048	261	279
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A)(B)	26	25
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.637%, 10/25/2033 (A)	354	356

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
2.966%, 07/25/2035 (A)	$4,244	$3,920
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
2.796%, 05/19/2034 (A)	2,022	1,996
Impac Secured Assets Trust, Ser 2006-5, Cl 2A
0.646%, 12/25/2036 (A)	1,389	1,293
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (B)	1,620	1,915
IndyMac IMSC Mortgage Loan Trust, Ser 2007- HOA1, Cl A22
0.633%, 07/25/2047 (A)	1,901	1,172
IndyMac INDX Mortgage Loan Trust, Ser 2007- AR7, Cl 2A1
2.573%, 06/25/2037 (A)	2,739	2,065
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	217	224
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.047%, 11/15/2045 (A)	190	204
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.887%, 01/15/2047 (A)	100	112
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Cl AS
3.914%, 11/15/2047 (A)	610	663
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl ASB
3.407%, 11/15/2047	35	38
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	567	584
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/2048 (A)	479	529
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	177	192
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl ASB
3.316%, 03/15/2049	462	493
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl ASB
2.954%, 06/15/2049	449	469
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	10	10
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl AJ
5.500%, 06/12/2047 (A)	1,495	1,360

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AJ
5.433%, 05/12/2017 (A)	$250	$213
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDP12, Cl AJ
6.210%, 02/15/2051 (A)	45	43
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (B)	186	200
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (B)	379	409
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (B)	196	202
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A2
3.673%, 02/15/2046 (B)	20	20
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%, 02/15/2046 (B)	3,025	3,158
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (B)	1,239	1,296
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	196	197
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.572%, 07/15/2047 (A)	610	611
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 01/15/2049	125	137
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.746%, 11/25/2035 (A)	795	709
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (B)	650	706
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048 (A)(B)	1,754	1,799
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (B)	1,768	1,689
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.875%, 02/25/2034 (A)	361	362
ML-CFC Commercial Mortgage Trust, Ser 2007- 5, Cl AJFL
5.450%, 08/12/2048 (A)(B)	100	89
ML-CFC Commercial Mortgage Trust, Ser 2007- 5, Cl AJ
5.450%, 08/12/2048 (A)	770	688

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
ML-CFC Commercial Mortgage Trust, Ser 2007- 9, Cl AJ
6.193%, 09/12/2049 (A)	$1,200	$972
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	246	247
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	83	87
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	206	209
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl E
3.012%, 03/15/2048 (B)	1,000	597
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C22, Cl C
4.244%, 04/15/2048 (A)	630	620
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl A3
3.451%, 07/15/2050	137	148
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, Cl ASB
3.288%, 01/15/2049	463	492
Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl AJ
5.399%, 12/15/2043	790	619
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.095%, 12/12/2049 (A)	1,010	906
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/2044 (B)	89	89
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	352	352
Morgan Stanley Capital I Trust, Ser 2016-UBS9, Cl A1
1.711%, 03/15/2049	333	335
Motel 6 Trust, Ser 2015-MTL6, Cl F
5.000%, 02/05/2030 (B)	1,470	1,389
Nomura Resecuritization Trust, Ser 2015-6R, Cl 3A5
0.629%, 05/26/2046 (A)(B)	3,440	1,972
OBP Depositor Trust, Ser 2010-OBP, Cl A
4.646%, 07/15/2045 (B)	560	617
PFP III, Ser 2014-1, Cl D
4.534%, 06/14/2031 (A)(B)	260	260
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (B)	1,462	1,399
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	141	143

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
RBS Commercial Funding Trust, Ser 2013-1A, Cl A
3.961%, 01/13/2032 (A)(B)	$640	$705
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/2019	64	64
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.859%, 12/25/2034 (A)	374	373
STRU
3.500%, 09/15/2040	1,078	1,149
STRU TCW-1053 COLL
2.510%, 08/28/2026	1,340	1,364
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/2035	948	769
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/2063	371	374
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.496%, 12/10/2045 (A)(B)	670	647
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (B)	110	115
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA1, Cl A1A
1.110%, 02/25/2047 (A)	3,051	2,338
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
1.110%, 01/25/2047 (A)	1,815	1,292
Washington Mutual MSC Mortgage Pass- Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	30	30
Waterfall Commercial Mortgage Trust, Ser 2015-SBC5, Cl A
4.104%, 09/19/2022 (A)(B)	2,501	2,404
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.298%, 07/15/2046 (A)	20	22
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
2.882%, 06/25/2034 (A)	722	721
WFRBS Commercial Mortgage Trust, Ser 2011- C3, Cl XA, IO
1.590%, 03/15/2044 (A)(B)	7,912	391
WFRBS Commercial Mortgage Trust, Ser 2011- C4, Cl A3
4.394%, 06/15/2044 (B)	2,420	2,540
WFRBS Commercial Mortgage Trust, Ser 2011- C5, Cl A4
3.667%, 11/15/2044	3,125	3,390

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2012- C7, Cl XA, IO
1.514%, 06/15/2045 (A)(B)	$339	$23
WFRBS Commercial Mortgage Trust, Ser 2012- C8, Cl A3
3.001%, 08/15/2045	1,685	1,777
WFRBS Commercial Mortgage Trust, Ser 2014- C19, Cl B
4.723%, 03/15/2047 (A)	110	122

		123,278

Total Mortgage-Backed Securities (Cost $657,978) ($ Thousands)		650,959

CORPORATE OBLIGATIONS — 29.3%

Consumer Discretionary — 2.3%
1011778 BC ULC / New Red Finance
6.000%, 04/01/2022 (B)	390	404
21st Century Fox America
6.650%, 11/15/2037	180	236
6.200%, 12/15/2034	65	82
Altice Financing
6.625%, 02/15/2023 (B)	400	393
Amazon.com
4.950%, 12/05/2044	360	438
American Axle & Manufacturing
6.625%, 10/15/2022 (C)	370	396
American Honda Finance MTN
3.875%, 09/21/2020 (B)	1,065	1,166
BMW US Capital
2.800%, 04/11/2026 (B)	555	570
CCO Holdings
5.875%, 04/01/2024 (B)	70	73
Charter Communications Operating
6.484%, 10/23/2045 (B)	1,754	2,094
6.384%, 10/23/2035 (B)	100	118
4.908%, 07/23/2025 (B)	285	312
4.464%, 07/23/2022 (B)	1,700	1,827
Comcast
6.950%, 08/15/2037	450	647
6.550%, 07/01/2039	270	376
6.400%, 03/01/2040	150	210
4.400%, 08/15/2035	315	355
4.200%, 08/15/2034	200	220
3.375%, 02/15/2025	310	334
Cox Communications
4.800%, 02/01/2035 (B)(C)	215	201
4.700%, 12/15/2042 (B)	10	9
Daimler Finance North America LLC
2.375%, 08/01/2018 (B)	735	751
1.125%, 03/10/2017 (B)	975	975

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Discovery Communications
4.900%, 03/11/2026	$395	$419
4.875%, 04/01/2043	150	135
DISH DBS
5.875%, 07/15/2022	250	243
5.875%, 11/15/2024	1,010	939
5.125%, 05/01/2020 (C)	80	82
Dollar Tree
5.750%, 03/01/2023 (B)(C)	310	329
ERAC USA Finance
4.500%, 02/15/2045 (B)	160	169
3.300%, 12/01/2026 (B)(C)	645	660
2.600%, 12/01/2021 (B)	635	645
Fiat Chrysler Automobiles
4.500%, 04/15/2020	200	202
Ford Motor
4.750%, 01/15/2043	1,640	1,736
Ford Motor Credit
5.875%, 08/02/2021	230	264
3.200%, 01/15/2021	770	793
Ford Motor Credit LLC
3.219%, 01/09/2022	480	492
2.597%, 11/04/2019	775	793
General Motors
6.750%, 04/01/2046	120	142
6.600%, 04/01/2036	670	768
6.250%, 10/02/2043	100	111
5.000%, 04/01/2035	295	294
General Motors Financial
5.250%, 03/01/2026	650	707
4.750%, 08/15/2017	1,000	1,032
4.375%, 09/25/2021 (C)	180	190
4.250%, 05/15/2023	110	113
4.200%, 03/01/2021 (C)	660	690
3.700%, 05/09/2023	825	829
3.450%, 04/10/2022	535	535
3.250%, 05/15/2018	60	61
2.400%, 05/09/2019	960	963
Goodyear Tire & Rubber
5.125%, 11/15/2023	300	310
5.000%, 05/31/2026	140	142
Grupo Televisa
6.125%, 01/31/2046	255	282
5.000%, 05/13/2045	270	259
Hilton Worldwide Finance
5.625%, 10/15/2021	920	952
Hyundai Capital America
2.125%, 10/02/2017 (B)	270	272
L Brands
5.625%, 10/15/2023	110	118
McDonald’s MTN
4.875%, 12/09/2045	535	626

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 01/30/2026	$744	$804
2.750%, 12/09/2020	285	297
NBCUniversal Media
4.375%, 04/01/2021	270	303
NCL
4.625%, 11/15/2020 (B)	310	309
Netflix
5.875%, 02/15/2025	110	115
5.500%, 02/15/2022	50	52
Newell Brands
5.500%, 04/01/2046	492	585
4.200%, 04/01/2026	260	282
3.850%, 04/01/2023	340	361
3.150%, 04/01/2021 (C)	1,770	1,844
Numericable-SFR SAS
7.375%, 05/01/2026 (B)	600	593
6.250%, 05/15/2024 (B)	380	364
QVC
5.950%, 03/15/2043	20	18
Scripps Networks Interactive
3.900%, 11/15/2024	445	468
3.500%, 06/15/2022	255	264
2.800%, 06/15/2020	290	295
Sky PLC
3.750%, 09/16/2024 (B)(C)	570	592
Taylor Morrison Communities
5.250%, 04/15/2021 (B)	460	459
Time Warner
7.700%, 05/01/2032	1,010	1,410
6.250%, 03/29/2041	265	333
4.850%, 07/15/2045	109	119
4.750%, 03/29/2021	730	820
3.550%, 06/01/2024	1,365	1,450
2.950%, 07/15/2026	490	494
Time Warner Cable
8.250%, 04/01/2019	2,265	2,630
7.300%, 07/01/2038	190	238
6.550%, 05/01/2037	635	740
5.875%, 11/15/2040	20	22
Time Warner Entertainment
8.375%, 07/15/2033	270	366
Toyota Motor Credit MTN
1.250%, 10/05/2017 (C)	1,150	1,155
United Business Media
5.750%, 11/03/2020 (B)	490	530
Univision Communications
6.750%, 09/15/2022 (B)	310	327
Viacom
5.250%, 04/01/2044	105	98
4.850%, 12/15/2034	290	270
4.250%, 09/01/2023	100	104
3.875%, 04/01/2024	100	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Volkswagen International Finance
1.125%, 11/18/2016 (B)	$1,115	$1,115
		49,812

Consumer Staples — 2.3%
Altria Group
9.950%, 11/10/2038	150	270
9.250%, 08/06/2019	1,250	1,541
5.375%, 01/31/2044 (C)	410	526
4.750%, 05/05/2021	720	821
2.850%, 08/09/2022	260	272
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	4,010	4,699
3.650%, 02/01/2026	5,068	5,429
3.300%, 02/01/2023	1,830	1,928
2.650%, 02/01/2021	824	855
Anheuser-Busch InBev Worldwide
5.375%, 01/15/2020	1,140	1,280
5.000%, 04/15/2020	430	481
2.500%, 07/15/2022	330	336
Anheuser-Busch LLC
5.050%, 10/15/2016	940	951
Coca-Cola Femsa
2.375%, 11/26/2018	680	693
CVS Health
5.125%, 07/20/2045 (C)	1,810	2,245
3.875%, 07/20/2025	266	293
3.500%, 07/20/2022	100	108
Diageo Capital PLC
4.828%, 07/15/2020	1,450	1,631
Kraft Heinz Foods
6.500%, 02/09/2040	225	297
5.375%, 02/10/2020	455	513
5.200%, 07/15/2045 (B)	60	71
5.000%, 07/15/2035 (B)(C)	270	310
4.375%, 06/01/2046 (B)	1,080	1,142
3.950%, 07/15/2025 (B)	100	109
3.500%, 06/06/2022	1,150	1,223
3.500%, 07/15/2022 (B)	500	531
3.000%, 06/01/2026 (B)	540	544
2.800%, 07/02/2020 (B)	855	888
1.600%, 06/30/2017 (B)	1,018	1,021
Kroger
6.900%, 04/15/2038	260	362
2.950%, 11/01/2021	375	394
Molson Coors Brewing
3.500%, 05/01/2022	100	106
3.000%, 07/15/2026	1,375	1,374
Mondelez International
4.000%, 02/01/2024	360	394
PepsiCo
4.000%, 03/05/2042	110	118

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pernod Ricard
5.500%, 01/15/2042 (B)	$150	$179
4.450%, 01/15/2022 (B)	630	694
2.950%, 01/15/2017 (B)	360	363
Philip Morris International
4.500%, 03/20/2042	390	439
4.250%, 11/10/2044	715	785
2.900%, 11/15/2021 (C)	690	729
2.500%, 08/22/2022	340	349
2.125%, 05/10/2023	480	482
Reynolds American
8.125%, 06/23/2019	20	24
5.850%, 08/15/2045 (C)	1,470	1,878
5.700%, 08/15/2035 (C)	435	530
3.250%, 06/12/2020 (C)	162	171
Spectrum Brands
5.750%, 07/15/2025 (C)	130	135
Tyson Foods
5.150%, 08/15/2044	130	150
Walgreens Boots Alliance
4.800%, 11/18/2044 (C)	470	505
3.450%, 06/01/2026	2,255	2,315
3.300%, 11/18/2021	590	619
2.600%, 06/01/2021	495	504
Wal-Mart Stores
4.300%, 04/22/2044	1,055	1,231
Wm Wrigley Jr
3.375%, 10/21/2020 (B)	765	816
2.900%, 10/21/2019 (B)	1,119	1,163
2.400%, 10/21/2018 (B)	430	439
2.000%, 10/20/2017 (B)	205	207
		48,463

Energy — 3.7%
Anadarko Finance, Ser B
7.500%, 05/01/2031	810	970
Anadarko Petroleum
6.600%, 03/15/2046	560	676
5.550%, 03/15/2026 (C)	430	475
4.850%, 03/15/2021	190	202
4.500%, 07/15/2044	400	367
Apache
5.100%, 09/01/2040	80	83
4.250%, 01/15/2044 (C)	950	920
BG Energy Capital PLC
4.000%, 10/15/2021 (B)	910	993
BP Capital Markets PLC
3.561%, 11/01/2021	50	54
3.506%, 03/17/2025	530	558
3.245%, 05/06/2022	160	168
3.119%, 05/04/2026	100	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
California Resources
6.000%, 11/15/2024 (C)	$400	$196
5.500%, 09/15/2021	60	30
Canadian Natural Resources
6.250%, 03/15/2038	215	234
3.900%, 02/01/2025	217	215
Chesapeake Energy
6.875%, 11/15/2020	450	312
6.500%, 08/15/2017	275	258
5.750%, 03/15/2023	70	45
Chevron
2.954%, 05/16/2026	1,840	1,901
2.100%, 05/16/2021	1,350	1,376
1.561%, 05/16/2019 (C)	975	986
Cimarex Energy
4.375%, 06/01/2024	555	580
CNOOC Finance
3.500%, 05/05/2025	1,370	1,388
Concho Resources
5.500%, 10/01/2022	130	131
5.500%, 04/01/2023	60	60
Conoco Funding
7.250%, 10/15/2031	50	64
ConocoPhillips
5.900%, 10/15/2032	10	12
5.900%, 05/15/2038	420	504
4.150%, 11/15/2034	630	636
Continental Resources
5.000%, 09/15/2022 (C)	90	88
4.500%, 04/15/2023	80	75
Devon Energy
5.850%, 12/15/2025 (C)	450	496
5.600%, 07/15/2041	380	367
5.000%, 06/15/2045	580	541
3.250%, 05/15/2022 (C)	270	262
Devon Financing LLC
7.875%, 09/30/2031	260	303
Ecopetrol
5.875%, 05/28/2045	850	739
5.375%, 06/26/2026	380	369
Enbridge Energy Partners
5.875%, 10/15/2025 (C)	750	829
Energy Transfer Partners
8.250%, 11/15/2029	1,315	1,653
6.125%, 12/15/2045	440	456
4.750%, 01/15/2026	250	257
2.500%, 06/15/2018	460	458
Ensco
4.700%, 03/15/2021 (C)	220	183
Enterprise Products Operating LLC
5.950%, 02/01/2041	105	123
5.100%, 02/15/2045	110	121

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
EOG Resources
4.150%, 01/15/2026	$663	$726
Exxon Mobil
4.114%, 03/01/2046 (C)	430	485
3.043%, 03/01/2026 (C)	500	531
2.222%, 03/01/2021	560	577
Florida Gas Transmission LLC
7.900%, 05/15/2019 (B)	1,000	1,129
Gulfstream Natural Gas System
5.950%, 10/15/2045 (B)	420	458
Halliburton
5.000%, 11/15/2045	195	214
4.850%, 11/15/2035	60	65
3.800%, 11/15/2025	540	564
Kerr-McGee
7.875%, 09/15/2031	430	512
Kinder Morgan
6.950%, 06/01/2028	6,750	7,118
5.550%, 06/01/2045	340	346
5.300%, 12/01/2034	225	220
4.300%, 06/01/2025	1,635	1,674
Magellan Midstream Partners
5.000%, 03/01/2026	185	209
Marathon Petroleum
5.850%, 12/15/2045	205	199
5.000%, 09/15/2054	55	46
MEG Energy
7.000%, 03/31/2024 (B)	20	15
MPLX
5.500%, 02/15/2023 (B)	320	325
4.875%, 12/01/2024 (B)	320	312
4.875%, 06/01/2025 (B)	110	107
Murray Energy
11.250%, 04/15/2021 (B)	450	126
Noble Energy
5.250%, 11/15/2043	180	183
4.150%, 12/15/2021	690	725
3.900%, 11/15/2024	500	508
Oasis Petroleum
6.875%, 03/15/2022 (C)	280	258
6.500%, 11/01/2021	60	55
Occidental Petroleum
4.625%, 06/15/2045	150	167
3.400%, 04/15/2026	270	285
3.125%, 02/15/2022	330	346
Panhandle Eastern Pipeline
8.125%, 06/01/2019	2,500	2,742
Petrobras Global Finance
6.850%, 06/05/2115	620	471
6.250%, 03/17/2024	720	639
5.750%, 01/20/2020	574	555

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Petrobras International Finance
5.375%, 01/27/2021	$2,670	$2,446
Petro-Canada
6.800%, 05/15/2038	1,665	2,166
Petroleos Mexicanos
6.875%, 08/04/2026 (B)	685	766
6.625%, 06/15/2035	1,667	1,719
6.375%, 01/23/2045	820	824
5.625%, 01/23/2046	405	369
5.500%, 06/27/2044	90	81
2.460%, 12/15/2025	1,121	1,162
2.378%, 04/15/2025	594	613
Pride International
8.500%, 06/15/2019 (C)	170	173
6.875%, 08/15/2020	80	76
QEP Resources
6.875%, 03/01/2021 (C)	520	525
5.250%, 05/01/2023	90	83
Range Resources
5.000%, 03/15/2023 (C)	680	637
4.875%, 05/15/2025	30	29
Regency Energy Partners
4.500%, 11/01/2023	690	674
Sabine Pass Liquefaction
5.750%, 05/15/2024	220	218
5.625%, 02/01/2021	140	142
Schlumberger Holdings
4.000%, 12/21/2025 (B)	330	355
3.000%, 12/21/2020 (B)(C)	1,690	1,763
SESI LLC
7.125%, 12/15/2021	60	58
Shelf Drilling Holdings
8.625%, 11/01/2018 (B)	140	103
Shell International Finance
4.375%, 03/25/2020	690	758
4.375%, 05/11/2045	280	304
4.125%, 05/11/2035	2,570	2,772
4.000%, 05/10/2046 (C)	435	444
3.400%, 08/12/2023	595	632
2.875%, 05/10/2026 (C)	1,440	1,463
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	1,150	1,243
2.750%, 05/17/2017 (B)	490	496
SM Energy
6.500%, 01/01/2023 (C)	60	56
6.125%, 11/15/2022 (C)	250	230
5.000%, 01/15/2024 (C)	100	85
Southern Natural Gas LLC
8.000%, 03/01/2032	170	189
Spectra Energy Partners
4.500%, 03/15/2045	800	796

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Statoil
3.700%, 03/01/2024	$355	$383
TC PipeLines
4.650%, 06/15/2021	160	158
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	1,638	1,857
Total Capital International
2.875%, 02/17/2022	850	888
TransCanada PipeLines
4.625%, 03/01/2034	815	857
Transcontinental Gas Pipe Line
7.850%, 02/01/2026 (B)	1,050	1,309
Valero Energy
4.900%, 03/15/2045	305	283
Western Gas Partners
5.375%, 06/01/2021	170	179
Whiting Petroleum
6.250%, 04/01/2023 (C)	590	528
5.750%, 03/15/2021 (C)	170	153
Williams
7.875%, 09/01/2021	505	543
7.750%, 06/15/2031	861	869
Williams Partners
6.125%, 07/15/2022	680	697
5.100%, 09/15/2045	65	56
4.875%, 03/15/2024	100	96
4.000%, 09/15/2025	220	202
WPX Energy
8.250%, 08/01/2023	20	20
6.000%, 01/15/2022	30	28
		78,264

Financials — 10.5%
ABN AMRO Bank
4.750%, 07/28/2025 (B)	360	374
AIA Group MTN
4.500%, 03/16/2046 (B)	265	287
Alexandria Real Estate Equities
2.750%, 01/15/2020	2,000	2,018
Allstate
3.150%, 06/15/2023	555	590
Ally Financial
7.500%, 09/15/2020	626	698
American Express Credit MTN
2.250%, 08/15/2019	1,025	1,046
American International Group
6.250%, 03/15/2037 (A)	1,220	1,244
4.800%, 07/10/2045	65	66
4.375%, 01/15/2055	65	60
3.900%, 04/01/2026 (C)	1,555	1,603
American Tower
3.450%, 09/15/2021	590	614

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.300%, 02/15/2021	$335	$350
2.800%, 06/01/2020 (C)	300	307
Bank of America MTN
8.950%, 05/18/2017 (A)	1,790	1,735
8.680%, 05/02/2017 (A)	3,160	3,052
6.250%, 09/29/2049 (A)	1,030	1,046
6.000%, 09/01/2017	680	715
5.750%, 12/01/2017	305	323
5.700%, 05/02/2017	1,300	1,346
5.650%, 05/01/2018	270	289
5.625%, 07/01/2020	110	124
5.420%, 03/15/2017	4,300	4,421
5.000%, 05/13/2021	90	101
5.000%, 01/21/2044	1,100	1,272
4.875%, 04/01/2044	780	889
4.450%, 03/03/2026 (C)	1,642	1,717
4.200%, 08/26/2024	830	858
4.000%, 04/01/2024	3,310	3,533
4.000%, 01/22/2025 (C)	875	892
3.875%, 03/22/2017	280	285
3.875%, 08/01/2025	580	615
3.500%, 04/19/2026	1,687	1,743
3.300%, 01/11/2023	160	165
2.625%, 04/19/2021 (C)	3,450	3,503
2.600%, 01/15/2019	670	686
Bank of New York Mellon
3.400%, 05/15/2024	1,865	1,998
2.500%, 04/15/2021	1,680	1,741
2.200%, 03/04/2019	630	643
Barclays Bank PLC
6.050%, 12/04/2017 (B)	420	440
4.375%, 01/12/2026	835	842
BB&T MTN
2.050%, 05/10/2021	1,408	1,429
Bear Stearns
6.400%, 10/02/2017	70	74
4.650%, 07/02/2018	995	1,051
Berkshire Hathaway
4.500%, 02/11/2043	600	686
3.125%, 03/15/2026	1,805	1,892
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,000	1,123
BNP Paribas MTN
4.375%, 05/12/2026 (B)	570	576
2.375%, 09/14/2017	320	324
Boeing Capital
4.700%, 10/27/2019	490	546
Boston Properties
3.800%, 02/01/2024	1,250	1,342
BPCE
5.150%, 07/21/2024 (B)	210	219

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Brixmor Operating Partnership
4.125%, 06/15/2026	$370	$380
Capital One Bank USA
1.150%, 11/21/2016	1,000	1,001
Capital One Financial
4.200%, 10/29/2025	515	529
Chase Capital VI
1.262%, 08/01/2028 (A)	1,750	1,470
Chubb INA Holdings
4.350%, 11/03/2045	400	460
3.350%, 05/03/2026	729	777
2.300%, 11/03/2020 (C)	160	165
CIT Group
5.000%, 08/15/2022	120	122
5.000%, 08/01/2023	580	584
Citigroup
8.125%, 07/15/2039	69	108
6.675%, 09/13/2043	130	167
6.625%, 06/15/2032	100	123
6.300%, 12/29/2049 (A)	520	517
5.950%, 12/29/2049 (A)	360	356
5.950%, 12/31/2049 (A)	1,250	1,222
5.900%, 12/29/2049 (A)	140	139
5.500%, 09/13/2025	750	841
5.350%, 05/29/2049 (A)	390	367
5.300%, 05/06/2044	180	194
4.650%, 07/30/2045	1,610	1,769
4.600%, 03/09/2026 (C)	555	588
4.450%, 09/29/2027 (C)	1,915	1,973
4.400%, 06/10/2025	810	847
4.300%, 11/20/2026	180	185
4.050%, 07/30/2022	70	74
3.700%, 01/12/2026	905	953
3.500%, 05/15/2023 (C)	500	510
3.400%, 05/01/2026	605	620
2.500%, 09/26/2018	3,330	3,396
1.750%, 05/01/2018	1,835	1,843
1.550%, 08/14/2017	980	983
Citigroup Capital III
7.625%, 12/01/2036	1,500	1,916
Commonwealth Bank of Australia
5.000%, 10/15/2019 (B)	10	11
2.850%, 05/18/2026 (B)	585	592
Compass Bank
3.875%, 04/10/2025	430	413
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.250%, 08/04/2045	310	343
4.625%, 12/01/2023	1,100	1,160
4.375%, 08/04/2025	650	679
Cooperatieve Rabobank UA
11.000%, 12/31/2049 (A)(B)	920	1,097

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Agricole
8.375%, 12/31/2049 (A)(B)	$1,090	$1,217
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045 (C)	890	886
4.550%, 04/17/2026 (B)	1,135	1,177
3.800%, 06/09/2023 (B)	765	763
3.450%, 04/16/2021 (B)	825	833
3.125%, 12/10/2020 (B)	1,005	1,004
DDR
4.625%, 07/15/2022	720	779
3.375%, 05/15/2023	590	587
Deutsche Bank
1.350%, 05/30/2017	800	796
Discover Bank
3.100%, 06/04/2020	1,500	1,532
Farmers Exchange Capital
7.050%, 07/15/2028 (B)	1,000	1,208
Farmers Exchange Capital II
6.151%, 11/01/2053 (A)(B)	2,150	2,261
First Industrial MTN
7.500%, 12/01/2017	970	1,037
Ford Motor Credit LLC
8.125%, 01/15/2020	660	787
General Electric MTN
4.375%, 09/16/2020	30	33
GLP Capital
5.375%, 04/15/2026	80	82
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	107	80
Goldman Sachs Group
7.500%, 02/15/2019	950	1,087
6.750%, 10/01/2037	483	596
6.250%, 02/01/2041	1,550	2,006
6.150%, 04/01/2018	1,780	1,918
6.000%, 06/15/2020	170	194
5.950%, 01/18/2018	260	277
5.750%, 01/24/2022	110	128
5.375%, 03/15/2020	2,860	3,181
5.250%, 07/27/2021 (C)	340	384
5.150%, 05/22/2045 (C)	490	511
4.750%, 10/21/2045	852	939
4.250%, 10/21/2025	945	977
4.000%, 03/03/2024	490	524
3.850%, 07/08/2024	830	880
3.750%, 02/25/2026	435	457
2.625%, 04/25/2021 (C)	660	669
2.375%, 01/22/2018	1,370	1,388
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (B)	1,500	1,515
HBOS PLC MTN
6.750%, 05/21/2018 (B)	2,100	2,252

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HCP
4.200%, 03/01/2024	$765	$788
3.150%, 08/01/2022	1,000	991
Health Care
5.250%, 01/15/2022	900	1,011
Highwoods Properties
7.500%, 04/15/2018	1,142	1,246
HSBC Bank PLC
4.750%, 01/19/2021 (B)	1,760	1,940
HSBC Holdings
3.900%, 05/25/2026	1,345	1,384
HSBC Holdings PLC
6.800%, 06/01/2038	180	224
4.300%, 03/08/2026	1,180	1,248
4.250%, 03/14/2024	985	997
4.250%, 08/18/2025	750	757
4.000%, 03/30/2022	330	347
3.400%, 03/08/2021	1,888	1,945
ILFC E-Capital Trust II
4.230%, 12/21/2065 (A)(B)	400	316
ING Bank
5.800%, 09/25/2023 (B)	920	1,010
International Lease Finance
7.125%, 09/01/2018 (B)(C)	2,080	2,284
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	1,610	1,474
Jackson National Life Global Funding
3.050%, 04/29/2026 (B)	1,700	1,723
John Deere Capital
1.700%, 01/15/2020	160	161
JPMorgan Chase
6.000%, 01/15/2018	135	144
4.950%, 06/01/2045	710	780
4.500%, 01/24/2022	180	200
4.400%, 07/22/2020	210	229
4.350%, 08/15/2021	215	236
4.250%, 10/15/2020	330	360
3.900%, 07/15/2025	1,115	1,203
3.875%, 09/10/2024	780	808
3.375%, 05/01/2023	600	612
3.300%, 04/01/2026	661	684
3.200%, 06/15/2026	980	1,007
2.700%, 05/18/2023	1,045	1,056
2.550%, 03/01/2021	762	774
2.400%, 06/07/2021 (C)	760	770
2.250%, 01/23/2020	1,010	1,024
JPMorgan Chase Bank
6.000%, 07/05/2017	2,250	2,349
6.000%, 10/01/2017	1,000	1,056
JPMorgan Chase Capital XIII
1.581%, 09/30/2034 (A)	550	439

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JPMorgan Chase Capital XXIII
1.626%, 05/15/2047 (A)	$1,900	$1,406
KKR Group Finance II
5.500%, 02/01/2043 (B)	60	63
Lazard Group LLC
4.250%, 11/14/2020	490	522
3.750%, 02/13/2025	825	820
Liberty Mutual Group
4.850%, 08/01/2044 (B)	465	476
Lloyds Banking Group
3.100%, 07/06/2021	1,035	1,034
M&T Bank
6.875%, 12/29/2049	1,740	1,744
Macquarie Bank MTN
1.266%, 10/27/2017 (A)(B)	1,180	1,178
Marsh & McLennan
3.750%, 03/14/2026	505	533
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (B)	605	905
MetLife
6.400%, 12/15/2036	220	235
4.600%, 05/13/2046	190	204
MetLife Capital Trust IV
7.875%, 12/15/2037 (B)	800	954
Metropolitan Life Global Funding MTN
2.500%, 12/03/2020 (B)	400	411
Metropolitan Life Global Funding I MTN
1.950%, 12/03/2018 (B)	155	157
Mid-America Apartments
4.300%, 10/15/2023	250	269
4.000%, 11/15/2025	280	295
3.750%, 06/15/2024	540	560
Morgan Stanley MTN
7.300%, 05/13/2019	545	626
5.500%, 07/24/2020	500	561
4.750%, 03/22/2017	140	144
4.000%, 07/23/2025	1,440	1,542
2.500%, 04/21/2021	3,235	3,269
1.083%, 10/18/2016 (A)	5,965	5,967
Murray Street Investment Trust I
4.647%, 03/09/2017 (D)	1,041	1,064
Nationwide Mutual Insurance
2.943%, 12/15/2024 (A)(B)	2,975	2,945
Navient MTN
5.625%, 08/01/2033	145	102
New York Life Global Funding
1.550%, 11/02/2018 (B)	1,000	1,009
New York Life Insurance
6.750%, 11/15/2039 (B)	415	567
2.100%, 01/02/2019 (B)	575	588
Nordea Bank MTN
2.250%, 05/27/2021 (B)	1,425	1,442

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	$690	$883
PNC Bank MTN
2.400%, 10/18/2019	625	642
2.250%, 07/02/2019	545	556
Protective Life Global Funding
1.722%, 04/15/2019 (B)	1,600	1,609
Quicken Loans
5.750%, 05/01/2025 (B)(C)	200	193
Royal Bank of Canada
2.300%, 03/22/2021	760	783
Royal Bank of Scotland
4.650%, 06/04/2018 (C)	270	277
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	390	409
6.100%, 06/10/2023	550	562
6.000%, 12/19/2023	860	874
5.125%, 05/28/2024 (C)	490	478
SL Green Realty
7.750%, 03/15/2020	1,000	1,169
Standard Chartered
5.700%, 03/26/2044 (B)	1,420	1,445
State Street
4.956%, 03/15/2018	1,300	1,362
Synchrony Financial
4.500%, 07/23/2025 (C)	565	586
Tanger Properties
3.875%, 12/01/2023	305	318
3.750%, 12/01/2024	265	273
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (B)	1,300	1,766
4.900%, 09/15/2044 (B)	85	95
Toronto-Dominion Bank
2.250%, 03/15/2021 (B)	1,415	1,451
Trinity Acquisition
4.400%, 03/15/2026	160	167
3.500%, 09/15/2021	295	306
UBS MTN
1.375%, 06/01/2017	2,000	2,003
UBS Group Funding Jersey
4.125%, 09/24/2025 (B)	510	529
4.125%, 04/15/2026 (B)	230	238
US Bank
2.125%, 10/28/2019	435	446
Ventas Realty L.P.
2.700%, 04/01/2020	1,450	1,480
Visa
4.300%, 12/14/2045	570	660
3.150%, 12/14/2025	1,710	1,828
2.800%, 12/14/2022	1,230	1,298

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Voya Financial
4.800%, 06/15/2046	$175	$176
3.650%, 06/15/2026	370	372
Wachovia Capital Trust III
5.570%, 05/31/2016 (A)	2,410	2,380
WEA Finance
4.750%, 09/17/2044 (B)(C)	230	248
3.750%, 09/17/2024 (B)	780	813
3.250%, 10/05/2020 (B)	2,545	2,649
Wells Fargo
5.875%, 12/31/2049 (A)	390	416
5.375%, 11/02/2043	410	478
4.900%, 11/17/2045	650	711
4.650%, 11/04/2044	190	200
4.600%, 04/01/2021 (C)	160	179
4.300%, 07/22/2027	1,400	1,512
3.450%, 02/13/2023	430	445
3.000%, 01/22/2021	1,010	1,055
3.000%, 04/22/2026	1,935	1,972
2.125%, 04/22/2019	420	429
Wells Fargo Bank MTN
6.000%, 11/15/2017	250	266
1.650%, 01/22/2018	1,670	1,684
Welltower
4.950%, 01/15/2021	820	908
Westpac Banking
2.850%, 05/13/2026	325	330
2.100%, 05/13/2021	865	876
		225,866

Health Care — 2.6%
AbbVie
4.700%, 05/14/2045	1,000	1,057
4.500%, 05/14/2035	570	596
4.450%, 05/14/2046	370	375
4.400%, 11/06/2042	520	530
3.600%, 05/14/2025	90	94
3.200%, 05/14/2026	985	998
2.500%, 05/14/2020	835	854
1.750%, 11/06/2017	650	654
Actavis Funding SCS
4.750%, 03/15/2045 (C)	2,140	2,247
4.550%, 03/15/2035	10	10
3.800%, 03/15/2025	2,611	2,720
3.450%, 03/15/2022	1,815	1,885
2.350%, 03/12/2018	425	431
Aetna
3.200%, 06/15/2026 (C)	550	566
2.800%, 06/15/2023	2,965	3,029
2.400%, 06/15/2021	350	357
2.200%, 03/15/2019	310	315

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Amgen
5.150%, 11/15/2041	$945	$1,076
4.663%, 06/15/2051 (B)	964	1,010
4.400%, 05/01/2045	500	519
3.625%, 05/22/2024	100	107
Anthem
5.875%, 06/15/2017	1,155	1,204
AstraZeneca
3.375%, 11/16/2025	500	524
Baxalta
5.250%, 06/23/2045	560	607
4.000%, 06/23/2025	245	256
3.600%, 06/23/2022	920	950
Becton Dickinson
4.685%, 12/15/2044	120	135
3.734%, 12/15/2024	350	377
2.675%, 12/15/2019	455	468
Biogen
5.200%, 09/15/2045 (C)	1,299	1,461
3.625%, 09/15/2022	260	276
Celgene
5.000%, 08/15/2045	2,115	2,329
3.875%, 08/15/2025	510	544
3.550%, 08/15/2022 (C)	445	466
2.875%, 08/15/2020	335	347
Centene
4.750%, 05/15/2022	20	20
Centene Escrow
6.125%, 02/15/2024 (B)(C)	110	117
5.625%, 02/15/2021 (B)	190	198
DaVita HealthCare Partners
5.125%, 07/15/2024	310	314
EMD Finance
2.400%, 03/19/2020 (B)	1,045	1,059
Express Scripts Holding
4.800%, 07/15/2046	555	554
3.400%, 03/01/2027	1,000	999
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (B)	350	383
4.125%, 10/15/2020 (B)	100	103
Gilead Sciences
4.750%, 03/01/2046	770	876
3.700%, 04/01/2024	1,165	1,261
3.650%, 03/01/2026	460	501
3.250%, 09/01/2022	405	431
GlaxoSmithKline Capital
5.650%, 05/15/2018 (C)	810	879
HCA
7.500%, 11/15/2095	3,800	3,686
Humana
7.200%, 06/15/2018	1,150	1,273
4.625%, 12/01/2042	130	135

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.850%, 10/01/2024	$790	$844
3.150%, 12/01/2022	170	175
Johnson & Johnson
4.500%, 12/05/2043	600	750
3.550%, 03/01/2036	1,000	1,105
Mallinckrodt International Finance
5.625%, 10/15/2023 (B)	80	74
5.500%, 04/15/2025 (B)	20	18
Medtronic
3.625%, 03/15/2024	465	512
3.500%, 03/15/2025	840	916
Merck
2.750%, 02/10/2025	400	418
2.350%, 02/10/2022	685	706
Mylan
2.550%, 03/28/2019	520	526
Novartis Capital
4.000%, 11/20/2045 (C)	500	570
Perrigo Finance Unlimited
3.900%, 12/15/2024	535	542
3.500%, 12/15/2021	235	242
Tenet Healthcare
8.125%, 04/01/2022 (C)	230	236
6.750%, 06/15/2023	100	96
Thermo Fisher Scientific
3.600%, 08/15/2021	350	371
3.300%, 02/15/2022	270	280
UnitedHealth Group
6.000%, 06/15/2017	51	53
5.800%, 03/15/2036	280	367
4.625%, 07/15/2035	1,010	1,173
3.875%, 10/15/2020	530	583
3.100%, 03/15/2026	520	542
2.875%, 12/15/2021	580	611
Valeant Pharmaceuticals International
5.375%, 03/15/2020 (B)	700	598
VPII Escrow
7.500%, 07/15/2021 (B)	490	432
Wyeth LLC
5.950%, 04/01/2037	340	453
		55,356

Industrials — 1.7%
ABB Finance USA
4.375%, 05/08/2042	80	91
AerCap Ireland Capital
4.625%, 07/01/2022 (C)	210	215
3.750%, 05/15/2019	520	524
American Airlines Pass-Through Trust,
Ser 2013-2
4.950%, 01/15/2023	2,100	2,284

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AP Moeller - Maersk
3.875%, 09/28/2025 (B)	$467	$473
BAE Systems
4.750%, 10/11/2021 (B)	1,350	1,507
Burlington Northern Santa Fe
4.700%, 09/01/2045	340	400
4.150%, 04/01/2045	505	550
Caterpillar Financial Services MTN
2.750%, 08/20/2021	620	654
Catholic Health Initiatives
4.350%, 11/01/2042	80	81
2.950%, 11/01/2022	800	818
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	1,463	1,565
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,313	1,471
Continental Airlines Pass-Through Trust, Ser 2009-1
9.000%, 07/08/2016	1,953	1,953
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,053	1,224
Eaton
4.150%, 11/02/2042	440	470
2.750%, 11/02/2022	950	974
1.500%, 11/02/2017	270	271
FedEx
4.550%, 04/01/2046	390	423
Florida East Coast Holdings
6.750%, 05/01/2019 (B)	460	458
GE Capital International Funding
4.418%, 11/15/2035 (B)	1,610	1,806
2.342%, 11/15/2020 (B)	530	546
General Electric MTN
6.875%, 01/10/2039 (C)	171	258
5.875%, 01/14/2038	192	260
5.300%, 02/11/2021 (C)	184	213
4.500%, 03/11/2044	220	254
1.106%, 08/15/2036 (A)	1,550	1,297
1.013%, 05/05/2026 (A)	1,950	1,831
JetBlue Airways Pass-Through Trust, Ser 2004- 2, Cl G1
1.001%, 08/15/2016 (A)	367	366
Lockheed Martin
4.700%, 05/15/2046	315	371
4.500%, 05/15/2036	90	101
3.550%, 01/15/2026	1,500	1,629
3.350%, 09/15/2021	920	981
3.100%, 01/15/2023	50	53
2.500%, 11/23/2020 (C)	540	557

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Northrop Grumman
3.850%, 04/15/2045 (C)	$215	$224
3.250%, 08/01/2023	3,160	3,391
Penske Truck Leasing LP
3.375%, 02/01/2022 (B)	635	647
3.200%, 07/15/2020 (B)	745	762
3.050%, 01/09/2020 (B)	160	163
Raytheon
3.125%, 10/15/2020	430	461
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (B)	825	875
Union Pacific
4.050%, 03/01/2046	395	434
United Air Lines Pass-Through Trust, Ser 2009-2A
9.750%, 01/15/2017	78	80
United Rentals North America
5.875%, 09/15/2026	180	179
5.500%, 07/15/2025 (C)	310	305
United Technologies
4.500%, 06/01/2042	200	229
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	796	848
Valmont Industries
5.250%, 10/01/2054	310	277
Waste Management
7.375%, 05/15/2029	330	462
3.500%, 05/15/2024	280	303
West
5.375%, 07/15/2022 (B)	430	400
4.750%, 07/15/2021 (B)	90	89
		37,058

Information Technology — 1.1%
Activision Blizzard
5.625%, 09/15/2021 (B)	300	314
Alibaba Group Holding
3.600%, 11/28/2024	520	531
Apple
4.650%, 02/23/2046	1,335	1,508
4.375%, 05/13/2045	1,090	1,187
3.850%, 05/04/2043	640	643
2.250%, 02/23/2021	868	893
Diamond 1 Finance
6.020%, 06/15/2026 (B)	1,160	1,209
4.420%, 06/15/2021 (B)	900	927
3.480%, 06/01/2019 (B)	1,145	1,173
Fidelity National Information Services
4.500%, 10/15/2022	250	277
3.625%, 10/15/2020	505	534
2.850%, 10/15/2018	630	646

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fortive
2.350%, 06/15/2021 (B)	$260	$264
Harris
5.054%, 04/27/2045	190	216
Hewlett Packard Enterprise
6.350%, 10/15/2045 (B)	600	597
4.900%, 10/15/2025 (B)	515	538
Intel
4.900%, 07/29/2045	120	140
3.700%, 07/29/2025 (C)	140	155
Lam Research
3.900%, 06/15/2026	320	337
2.800%, 06/15/2021	490	502
Micron Technology
5.625%, 01/15/2026 (B)	120	100
5.500%, 02/01/2025	70	59
Microsoft
4.200%, 11/03/2035	425	481
3.750%, 02/12/2045	950	966
3.500%, 02/12/2035	845	874
National Semiconductor
6.600%, 06/15/2017	170	179
Oracle
4.000%, 07/15/2046	400	403
3.900%, 05/15/2035	1,195	1,219
3.850%, 07/15/2036	275	276
2.650%, 07/15/2026	555	556
2.400%, 09/15/2023	2,755	2,765
1.900%, 09/15/2021	1,250	1,255
1.200%, 10/15/2017	1,050	1,054
Total System Services
4.800%, 04/01/2026	220	239
3.800%, 04/01/2021	245	259
TSMC Global
1.625%, 04/03/2018 (B)	875	877
		24,153

Materials — 1.0%
Albemarle
5.450%, 12/01/2044	305	325
ArcelorMittal
8.000%, 10/15/2039	180	175
7.250%, 02/25/2022 (C)	120	126
6.500%, 03/01/2021 (C)	140	144
6.125%, 06/01/2025	240	239
Ardagh Packaging Finance
3.653%, 12/15/2019 (A)(B)	640	642
Axiall
4.875%, 05/15/2023 (C)	140	144
Barrick Gold
4.100%, 05/01/2023 (C)	142	150

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Barrick North America Finance
4.400%, 05/30/2021	$1,665	$1,793
BHP Billiton Finance USA
6.750%, 10/19/2075 (A)(B)(C)	620	659
5.000%, 09/30/2043 (C)	720	836
3.850%, 09/30/2023	200	217
3.250%, 11/21/2021	1,330	1,406
2.875%, 02/24/2022	70	73
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	520	554
Dow Chemical
3.000%, 11/15/2022	1,265	1,300
Eagle Spinco
4.625%, 02/15/2021	670	686
Eastman Chemical
2.700%, 01/15/2020	695	715
Ecolab
4.350%, 12/08/2021	220	249
Freeport-McMoRan
4.000%, 11/14/2021 (C)	530	479
Freeport-McMoran Oil & Gas
6.875%, 02/15/2023	75	73
6.500%, 11/15/2020	104	104
Glencore Finance Canada
2.700%, 10/25/2017 (B)(C)	1,080	1,076
Glencore Funding
2.875%, 04/16/2020 (B)(C)	940	884
International Paper
5.150%, 05/15/2046	490	528
5.000%, 09/15/2035	695	753
LYB International Finance
4.875%, 03/15/2044 (C)	230	243
LyondellBasell Industries
5.750%, 04/15/2024	200	238
Mosaic
5.625%, 11/15/2043	160	177
OCP
4.500%, 10/22/2025 (B)	1,650	1,612
Potash Corp of Saskatchewan
4.875%, 03/30/2020	280	309
Reynolds Group Issuer
6.875%, 02/15/2021	180	185
Rio Tinto Finance USA
3.750%, 06/15/2025 (C)	640	669
Southern Copper
5.250%, 11/08/2042	1,550	1,374
Steel Dynamics
6.375%, 08/15/2022 (C)	220	231
Vale Overseas
6.875%, 11/21/2036 (C)	1,510	1,374
5.875%, 06/10/2021 (C)	605	606

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WestRock RKT
4.000%, 03/01/2023	$70	$73
3.500%, 03/01/2020	320	330
		21,751

Telecommunication Services — 1.5%
America Movil
5.625%, 11/15/2017	440	464
5.000%, 03/30/2020	750	831
AT&T
6.500%, 09/01/2037	765	945
6.450%, 06/15/2034	625	749
6.000%, 08/15/2040	845	987
5.550%, 08/15/2041 (C)	200	224
4.800%, 06/15/2044	130	133
4.750%, 05/15/2046 (C)	1,635	1,676
4.450%, 04/01/2024	1,295	1,423
4.350%, 06/15/2045	240	233
3.950%, 01/15/2025 (C)	770	818
3.800%, 03/15/2022	418	444
3.400%, 05/15/2025	4,772	4,881
3.000%, 06/30/2022	975	999
2.800%, 02/17/2021	540	554
Bharti Airtel
4.375%, 06/10/2025 (B)	940	985
CenturyLink
5.800%, 03/15/2022 (C)	130	127
5.625%, 04/01/2020 (C)	80	83
5.625%, 04/01/2025	180	160
Deutsche Telekom International Finance
2.250%, 03/06/2017 (B)	905	911
Intelsat Jackson Holdings
7.500%, 04/01/2021	10	7
Sprint
7.875%, 09/15/2023 (C)	320	261
7.625%, 02/15/2025	710	562
7.250%, 09/15/2021	50	43
Sprint Communications
11.500%, 11/15/2021	810	800
Telefonica Emisiones SAU
6.221%, 07/03/2017	100	104
5.877%, 07/15/2019	90	101
5.134%, 04/27/2020	300	331
Verizon Communications
6.550%, 09/15/2043	733	988
6.400%, 09/15/2033	1,234	1,575
5.150%, 09/15/2023 (C)	2,240	2,609
4.862%, 08/21/2046	1,780	1,946
4.522%, 09/15/2048	435	453
4.400%, 11/01/2034	2,350	2,423
4.272%, 01/15/2036	1,335	1,366
3.850%, 11/01/2042	130	122

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vodafone Group PLC
2.950%, 02/19/2023	$755	$757
		32,075

Utilities — 2.6%
AES
7.375%, 07/01/2021	40	45
4.875%, 05/15/2023	920	909
American Electric Power
1.650%, 12/15/2017	735	737
Berkshire Hathaway Energy
6.500%, 09/15/2037	1,160	1,595
4.500%, 02/01/2045	510	572
Calpine
5.875%, 01/15/2024 (B)	280	291
5.250%, 06/01/2026 (B)	50	50
Cleco Corporate Holdings
4.973%, 05/01/2046 (B)	295	310
Commonwealth Edison
3.700%, 03/01/2045	120	123
Consolidated Edison of New York
4.450%, 03/15/2044	810	912
3.850%, 06/15/2046	330	342
Dominion Resources
4.700%, 12/01/2044	360	391
3.900%, 10/01/2025 (C)	135	145
2.962%, 07/01/2019 (D)	220	224
2.500%, 12/01/2019	610	623
Duke Energy
4.800%, 12/15/2045	220	255
3.750%, 04/15/2024	270	290
Duke Energy Carolinas
4.250%, 12/15/2041	600	673
4.000%, 09/30/2042	1,000	1,077
3.875%, 03/15/2046	220	236
2.500%, 03/15/2023	435	450
Duke Energy Florida
3.850%, 11/15/2042	165	174
Duke Energy Progress
3.250%, 08/15/2025	320	346
Duquesne Light Holdings
6.400%, 09/15/2020 (B)	1,450	1,668
Electricite de France
6.000%, 01/22/2114 (B)	100	107
5.250%, 10/13/2055 (B)	345	360
Emera US Finance
2.150%, 06/15/2019 (B)	2,049	2,073
Entergy Louisiana
3.050%, 06/01/2031	325	333
Exelon
5.625%, 06/15/2035	880	1,050
3.950%, 06/15/2025 (B)	550	588

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 04/15/2026 (C)	$1,350	$1,411
FirstEnergy
2.750%, 03/15/2018	280	283
FirstEnergy, Ser C
7.375%, 11/15/2031	2,965	3,680
Florida Gas Transmission LLC
3.875%, 07/15/2022 (B)	1,000	1,014
Indiana Michigan Power
4.550%, 03/15/2046	220	245
IPALCO Enterprises
5.000%, 05/01/2018	1,200	1,254
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	3,366
KeySpan Gas East
5.819%, 04/01/2041 (B)	1,250	1,549
Majapahit Holding BV
7.750%, 01/20/2020	420	480
Metropolitan Edison
3.500%, 03/15/2023 (B)	2,425	2,496
MidAmerican Energy
4.250%, 05/01/2046	805	910
3.500%, 10/15/2024	305	334
NextEra Energy Capital Holdings
2.056%, 09/01/2017	2,000	2,014
NiSource Finance
6.800%, 01/15/2019	2,261	2,543
Oncor Electric Delivery LLC
6.800%, 09/01/2018	1,075	1,194
4.550%, 12/01/2041	690	799
Pacific Gas & Electric
8.250%, 10/15/2018	280	323
6.050%, 03/01/2034	340	453
5.800%, 03/01/2037	710	924
4.450%, 04/15/2042	700	787
2.950%, 03/01/2026	373	388
PECO Energy
4.150%, 10/01/2044	625	714
3.150%, 10/15/2025	560	598
PPL Capital Funding
3.100%, 05/15/2026	855	864
PPL Electric Utilities
4.150%, 10/01/2045	340	383
PSEG Power LLC
2.750%, 09/15/2016	320	321
Public Service of New Hampshire
3.500%, 11/01/2023	310	332
Public Service of New Mexico
7.950%, 05/15/2018	1,265	1,409
Puget Energy
6.000%, 09/01/2021	790	919
Sempra Energy
2.850%, 11/15/2020	560	581

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sierra Pacific Power
2.600%, 05/01/2026 (B)	$485	$496
Southern
4.400%, 07/01/2046	425	457
2.150%, 09/01/2019	615	626
Southern California Gas
2.600%, 06/15/2026	615	631
Southwestern Electric Power
3.900%, 04/01/2045	315	313
Texas-New Mexico Power
6.950%, 04/01/2043 (B)	880	1,191
Virginia Electric & Power
4.650%, 08/15/2043	405	477
3.150%, 01/15/2026	340	359
Westar Energy
2.550%, 07/01/2026	620	620

		54,687

Total Corporate Obligations (Cost $592,130) ($ Thousands)		627,485

U.S. TREASURY OBLIGATIONS — 28.2%
U.S. Treasury Bills(E)
0.266%, 08/11/2016	3,770	3,769
0.253%, 09/15/2016 (F)	31,165	31,152
0.246%, 07/28/2016	4,380	4,379
0.234%, 09/29/2016	40	40
0.226%, 07/21/2016 (F)	6,485	6,484
U.S. Treasury Bonds
3.750%, 11/15/2043	2,470	3,259
3.000%, 11/15/2044	3,885	4,467
3.000%, 05/15/2045	18,690	21,482
3.000%, 11/15/2045	16,310	18,754
2.875%, 08/15/2045	51,709	58,064
2.776%, 08/15/2045 (E)	2,120	1,038
2.750%, 08/15/2042	3,570	3,933
2.750%, 11/15/2042	170	187
2.749%, 05/15/2045 (E)	3,990	1,968
2.625%, 11/15/2020	11,730	12,568
2.500%, 02/15/2045 (F)	23,905	24,888
2.500%, 02/15/2046	14,825	15,437
2.500%, 05/15/2046	38,477	40,096
2.000%, 10/31/2021	3,700	3,875
U.S. Treasury Inflation Protected Securities
2.500%, 07/15/2016	4,401	4,411
1.750%, 01/15/2028	1,245	1,455
1.375%, 02/15/2044	11,365	13,138
1.000%, 02/15/2046	4,706	5,031
0.750%, 02/15/2042	1,334	1,337
0.750%, 02/15/2045	1,219	1,225
0.625%, 01/15/2024	2,933	3,070

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.625%, 01/15/2026	$20	$21
0.625%, 02/15/2043	1,946	1,894
0.375%, 07/15/2023	4,246	4,390
0.375%, 07/15/2025	4,243	4,369
0.250%, 01/15/2025	4,702	4,774
0.125%, 07/15/2024	3,874	3,913
U.S. Treasury Notes
3.500%, 05/15/2020	11,690	12,849
2.625%, 08/15/2020	1,320	1,411
2.375%, 08/15/2024	470	506
2.125%, 08/31/2020	5,030	5,276
2.125%, 06/30/2021	5,342	5,627
2.125%, 12/31/2021	4,055	4,275
1.875%, 08/31/2017	12,645	12,840
1.875%, 09/30/2017	7,085	7,201
1.625%, 06/30/2020	1,210	1,244
1.625%, 11/30/2020	9,314	9,587
1.625%, 05/31/2023	186	190
1.625%, 02/15/2026	1,081	1,093
1.625%, 05/15/2026	23,297	23,582
1.375%, 01/31/2021	16,570	16,863
1.375%, 04/30/2021	9,676	9,843
1.375%, 05/31/2021	170	173
1.375%, 06/30/2023	5,785	5,815
1.125%, 06/30/2021	37,241	37,426
1.000%, 12/15/2017	1,845	1,856
1.000%, 05/15/2018	4,122	4,153
0.875%, 08/15/2017	7,130	7,156
0.875%, 11/30/2017	1,656	1,663
0.875%, 03/31/2018	13,691	13,758
0.875%, 05/31/2018	9,057	9,106
0.875%, 04/15/2019	20,877	20,976
0.875%, 05/15/2019	13,279	13,343
0.875%, 06/15/2019	12,575	12,637
0.750%, 10/31/2017	20,125	20,174
0.750%, 01/31/2018	9,855	9,882
0.750%, 02/28/2018	15,360	15,402
0.625%, 08/31/2017	5,255	5,260
0.625%, 09/30/2017	1,265	1,266
0.625%, 06/30/2018	6,527	6,530
Total U.S. Treasury Obligations (Cost $580,291) ($ Thousands)		603,831

ASSET-BACKED SECURITIES — 10.0%

Automotive — 2.0%

Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.530%, 04/15/2019	507	510
Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	610	613

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ally Auto Receivables Trust, Ser 2016-1, Cl A2A
1.200%, 08/15/2018	$409	$409
Ally Auto Receivables Trust, Ser 2016-3, Cl A2
1.190%, 12/17/2018	355	356
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	560	562
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/2021 (B)	390	394
Avis Budget Rental Car Funding AESOP, Ser 2016-2A, Cl A
2.720%, 11/20/2022 (B)	891	908
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (B)	361	361
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	281	282
California Republic Auto Receivables Trust, Ser 2014-3, Cl A4
1.790%, 03/16/2020	281	283
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/2020	513	518
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	317	318
California Republic Auto Receivables Trust, Ser 2015-4, Cl A4
2.580%, 06/15/2021 (B)	535	550
California Republic Auto Receivables Trust, Ser 2015-4, Cl A2
1.600%, 09/17/2018 (B)	364	366
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/2021	381	389
California Republic Auto Receivables Trust, Ser 2016-1, Cl A3
1.890%, 05/15/2020	685	695
California Republic Auto Receivables Trust, Ser 2016-2, Cl A4
1.830%, 12/15/2021	634	638
California Republic Auto Receivables Trust, Ser 2016-2, Cl A2
1.340%, 03/15/2019	360	360
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	325	325
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	264	264

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	$452	$453
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	618	619
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A4
1.620%, 10/22/2018	266	266
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A4
1.830%, 04/22/2019	243	244
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A4
1.860%, 10/21/2019	394	398
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A3
1.610%, 06/20/2019	555	557
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A4
1.970%, 01/21/2020	931	935
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A2
1.390%, 09/20/2018	330	330
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A3
1.730%, 09/20/2019	628	632
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A3
1.940%, 01/21/2020	691	699
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A1A
1.390%, 02/20/2018 (B)	1,599	1,601
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/2019	425	426
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A3
1.830%, 03/20/2020	701	705
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/2020	349	350
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A3
1.730%, 04/20/2020	725	726
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	325	327
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A2A
1.500%, 11/20/2018	890	891

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Chrysler Capital Auto Receivables Trust, Ser 2016-AA, Cl A3
1.770%, 10/15/2020 (B)	$1,106	$1,114
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (B)	2,050	2,091
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (B)	965	980
Ford Credit Auto Owner Trust, Ser 2015-2, Cl A
2.440%, 01/15/2027 (B)	1,456	1,508
Ford Credit Auto Owner Trust, Ser 2016-1, Cl A
2.310%, 08/15/2027 (B)	1,979	2,038
Ford Credit Auto Owner Trust, Ser 2016-2, Cl A
2.030%, 12/15/2027 (B)	1,605	1,604
Ford Credit Auto Owner Trust, Ser 2016-B, Cl A4
1.520%, 08/15/2021	301	303
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	529	531
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	270	270
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	306	306
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	1,220	1,222
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
1.005%, 01/15/2022 (A)	663	660
Ford Credit Floorplan Master Owner Trust, Ser 2016-1, Cl A2
1.335%, 02/15/2021 (A)	452	454
Hertz Vehicle Financing, Ser 2015-1A, Cl B
3.520%, 03/25/2021 (B)	1,500	1,523
Hertz Vehicle Financing, Ser 2015-1A, Cl C
4.350%, 03/25/2021 (B)	650	656
Hertz Vehicle Financing, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (B)	988	1,002
Hertz Vehicle Financing, Ser 2016-3A, Cl A
2.270%, 07/25/2020 (B)	716	724
Hertz Vehicle Financing, Ser 2016-4A, Cl A
2.650%, 07/15/2022 (B)	639	650
Honda Auto Receivables Owner Trust, Ser 2013-3, Cl A3
0.770%, 05/15/2017	84	84
Honda Auto Receivables Owner Trust, Ser 2015-4, Cl A2
0.820%, 07/23/2018	1,684	1,683

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust, Ser 2016-2, Cl A2
1.130%, 09/17/2018	$805	$807
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A4
1.010%, 02/15/2019	202	202
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	1,643	1,643
Santander Drive Auto Receivables Trust, Ser 2016-2, Cl A2A
1.380%, 07/15/2019	925	925
		42,240

Credit Cards — 0.4%

Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021	65	65
Capital One Multi-Asset Execution Trust, Ser 2016-A1, Cl A1
0.900%, 02/15/2022 (A)	2,326	2,328
Capital One Multi-Asset Execution Trust, Ser 2016-A2, Cl A2
1.080%, 02/15/2024 (A)	1,231	1,234
Chase Issuance Trust, Ser 2007-A2, Cl A2
0.492%, 04/15/2019 (A)	445	445
Chase Issuance Trust, Ser 2012-A2, Cl A2
0.712%, 05/15/2019 (A)	1,015	1,016
Citibank Credit Card Issuance Trust, Ser 2013- A2, Cl A2
0.732%, 05/26/2020 (A)	335	335
Discover Card Execution Note Trust, Ser 2016- A2, Cl A2
0.982%, 09/15/2021 (A)	2,133	2,142
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	1,612	1,638
World Financial Network Credit Card Master Trust, Ser 2014-C, Cl A
1.540%, 08/16/2021	110	110
		9,313

Mortgage Related Securities — 0.8%

AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
1.116%, 04/25/2028 (A)	8	7
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.846%, 08/25/2043 (A)	613	605
Centex Home Equity, Ser 2006-A, Cl AV4
0.696%, 06/25/2036 (A)	4,892	4,589

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl A2D
0.686%, 08/25/2036 (A)	$4,200	$3,609
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	–	–
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
1.393%, 05/25/2039 (A)(B)	392	374
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
0.726%, 05/25/2037 (A)	5,500	3,134
New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
0.876%, 06/25/2035 (A)	1,431	1,419
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
0.936%, 07/25/2035 (A)	3,500	3,431
		17,168

Other Asset-Backed Securities — 6.8%

Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.539%, 12/27/2044 (A)(B)	2,100	2,001
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	2,613	2,621
Ally Master Owner Trust, Ser 2014-3, Cl A
1.330%, 03/15/2019	195	195
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	3,027	3,034
Ally Master Owner Trust, Ser 2014-5, Cl A1
0.932%, 10/15/2019 (A)	1,101	1,101
Ally Master Owner Trust, Ser 2015-2, Cl A1
1.005%, 01/15/2021 (A)	642	640
Ballyrock CLO, Ser 2014-1A, Cl A1
2.104%, 10/20/2026 (A)(B)	450	446
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
0.693%, 07/25/2036 (A)(B)	1,517	1,467
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.862%, 02/25/2035 (A)	2,200	2,111
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.638%, 10/27/2036 (A)	1,750	1,637
Cent CLO 18, Ser 2013-18A, Cl A
1.758%, 07/23/2025 (A)(B)	1,600	1,575
Centerpoint Energy Transition Bond III, Ser 2008-A, Cl A1
4.192%, 02/01/2020	134	134
CIT Education Loan Trust, Ser 2007-1, Cl A
0.720%, 03/25/2042 (A)(B)	1,310	1,217

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.762%, 03/25/2037	$1,970	$2,040
Community Funding CLO, Ser 2015-1A, Cl A
5.750%, 11/01/2027 (B)	1,510	1,465
Conseco Financial, Ser 1993-4, Cl A5
7.050%, 01/15/2019	48	49
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (B)	166	166
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
1.246%, 10/25/2047 (A)	2,817	2,356
Credit-Based Asset Servicing and Securities, Ser 2006-CB3, Cl AV4
0.706%, 03/25/2036 (A)	5,000	3,938
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.742%, 02/15/2034 (A)	274	249
Educational Funding of the South, Ser 2011-1, Cl A2
1.288%, 04/25/2035 (A)	1,576	1,542
First Franklin Mortgage Loan Trust, Ser 2005-FF8, Cl M1
0.936%, 09/25/2035 (A)	2,611	2,559
Flatiron CLO, Ser 2014-1A, Cl A1
2.000%, 07/17/2026 (A)(B)	1,600	1,587
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (B)	1,027	969
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A)(B)	224	227
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A)(B)	179	181
Greenpoint Manufactured Housing, Ser 1999-2, Cl A2
3.076%, 03/18/2029 (A)	425	366
Greenpoint Manufactured Housing, Ser 1999-3, Cl 1A7
7.270%, 06/15/2029	885	875
Greenpoint Manufactured Housing, Ser 1999-3, Cl 2A2
3.713%, 06/19/2029 (A)	250	213
Greenpoint Manufactured Housing, Ser 1999-4, Cl A2
3.941%, 02/20/2030 (A)	375	323
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.935%, 02/20/2032 (A)	123	108
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.937%, 03/13/2032 (A)	318	280

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GSAMP Trust, Ser 2003-SEA, Cl A1
0.846%, 02/25/2033 (A)	$1,341	$1,229
GSAMP Trust, Ser 2006-HE3, Cl A2D
0.696%, 05/25/2046 (A)	3,300	2,357
Higher Education Funding I, Ser 2014-1, Cl A
1.712%, 05/25/2034 (A)(B)	1,500	1,474
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.626%, 02/25/2036 (A)	428	409
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (B)	909	956
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (B)	1,244	1,245
Lehman Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/2018	517	530
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,292	2,441
Morgan Stanley Re-Remic Trust, Ser 2015-R7, Cl 1BXA
11.275%, 02/26/2036 (A)(B)	930	993
National Collegiate Student Loan Trust, Ser 2005-3, Cl A4
0.733%, 04/25/2029 (A)	272	269
National Collegiate Student Loan Trust, Ser 2006-3, Cl A4
0.716%, 03/26/2029 (A)	1,750	1,587
National Collegiate Student Loan Trust, Ser 2007-4, Cl A3L
1.303%, 03/25/2038 (A)	4,243	2,158
Navient Private Education Loan Trust, Ser 2014-AA, Cl A2B
1.685%, 02/15/2029 (A)(B)	484	480
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
1.135%, 09/16/2024 (A)(B)	592	588
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
1.635%, 12/15/2028 (A)(B)	216	214
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2A
2.650%, 12/15/2028 (B)	344	351
Navient Private Education Loan Trust, Ser 2015-CA, Cl A
1.933%, 01/16/2035 (A)(B)	512	514
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (B)	408	401
Navient Private Education Loan Trust, Ser 2016-AA, Cl A1
1.533%, 12/15/2025 (A)(B)	378	378

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
2.583%, 12/15/2045 (A)(B)	$885	$893
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (B)	828	874
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.963%, 06/25/2031 (A)	3,320	3,193
Navient Student Loan Trust, Ser 2014-2, Cl A
1.093%, 03/25/2083 (A)	2,765	2,629
Navient Student Loan Trust, Ser 2014-3, Cl A
1.073%, 03/25/2083 (A)	2,776	2,655
Navient Student Loan Trust, Ser 2014-4, Cl A
1.073%, 03/25/2083 (A)	2,065	1,973
Navient Student Loan Trust, Ser 2014-8, Cl A2
0.893%, 04/25/2023 (A)	379	375
NCSEA, Ser 2011-2, Cl A2
1.438%, 07/25/2025 (A)	823	809
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.818%, 10/27/2036 (A)	765	727
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.798%, 01/25/2037 (A)	647	620
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.748%, 10/25/2033 (A)	746	701
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.724%, 03/23/2037 (A)	708	662
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.744%, 12/24/2035 (A)	760	714
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.827%, 03/22/2032 (A)	290	262
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
1.246%, 04/25/2046 (A)(B)	248	246
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
1.046%, 10/27/2036 (A)(B)	1,764	1,693
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.396%, 11/25/2043 (A)(B)	1,655	1,490
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
1.046%, 09/25/2042 (A)(B)	2,959	2,793
Origen Manufactured Housing, Ser 2006-A, Cl A2
2.379%, 10/15/2037 (A)	2,622	2,229
Park Place Securities, Ser 2004-WCW1, Cl M2
1.466%, 09/25/2034 (A)	445	446
RAMP Trust, Ser 2003-RS11, Cl MII1
1.541%, 12/25/2033 (A)	175	160
RAMP Trust, Ser 2006-RZ3, Cl M1
0.796%, 08/25/2036 (A)	6,530	4,901
RSB BondCo, Ser 2007-A, Cl A3
5.820%, 06/28/2019	527	540
Scholar Funding Trust, Ser 2011-A, Cl A
1.534%, 10/28/2043 (A)(B)	837	797

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Ser 2007-2, Cl A2
1.018%, 05/15/2028 (A)	$204	$201
SLM Private Education Loan Trust, Ser 2012-B, Cl A2
3.480%, 10/15/2030 (B)	374	381
SLM Private Education Loan Trust, Ser 2012-C, Cl A1
1.533%, 08/15/2023 (A)(B)	63	63
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (B)	1,239	1,254
SLM Private Education Loan Trust, Ser 2012-E, Cl A1
1.183%, 10/16/2023 (A)(B)	107	107
SLM Private Education Loan Trust, Ser 2012-E, Cl A2B
2.183%, 06/15/2045 (A)(B)	344	346
SLM Private Education Loan Trust, Ser 2013-1, Cl B
2.253%, 11/25/2043 (A)	245	220
SLM Private Education Loan Trust, Ser 2013-A, Cl A2B
1.483%, 05/17/2027 (A)(B)	533	532
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (B)	782	781
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
1.083%, 07/15/2022 (A)(B)	277	277
SLM Student Loan Trust, Ser 2003-12, Cl A5
0.914%, 09/15/2022 (A)(B)	346	344
SLM Student Loan Trust, Ser 2004-10, Cl A6A
1.188%, 04/27/2026 (A)(B)	1,237	1,225
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.808%, 07/25/2023 (A)	807	798
SLM Student Loan Trust, Ser 2004-8, Cl B
1.098%, 01/25/2040 (A)	136	116
SLM Student Loan Trust, Ser 2004-8A, Cl A5
1.138%, 04/25/2024 (A)(B)	945	937
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.738%, 04/25/2025 (A)	58	58
SLM Student Loan Trust, Ser 2005-5, Cl A4
0.778%, 10/25/2028 (A)	1,138	1,070
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.838%, 07/27/2026 (A)	235	236
SLM Student Loan Trust, Ser 2005-6, Cl A6
0.778%, 10/27/2031 (A)	1,407	1,344
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.788%, 10/25/2029 (A)	613	584
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.758%, 01/27/2025 (A)	172	171

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.808%, 01/25/2041 (A)	$1,900	$1,678
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.738%, 01/25/2021 (A)	989	940
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.798%, 01/25/2041 (A)	1,900	1,639
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.698%, 07/25/2022 (A)	3,211	3,010
SLM Student Loan Trust, Ser 2007-2, Cl B
0.808%, 07/25/2025 (A)	391	308
SLM Student Loan Trust, Ser 2007-3, Cl A3
0.678%, 04/25/2019 (A)	1,316	1,308
SLM Student Loan Trust, Ser 2007-5, Cl A5
0.718%, 01/25/2024 (A)	341	332
SLM Student Loan Trust, Ser 2007-6, Cl B
1.488%, 04/27/2043 (A)	429	363
SLM Student Loan Trust, Ser 2008-2, Cl B
1.838%, 01/25/2083 (A)	525	451
SLM Student Loan Trust, Ser 2008-3, Cl B
1.838%, 04/26/2083 (A)	525	442
SLM Student Loan Trust, Ser 2008-4, Cl B
2.488%, 04/25/2029 (A)	525	471
SLM Student Loan Trust, Ser 2008-5, Cl B
2.488%, 07/25/2029 (A)	525	472
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.338%, 07/25/2023 (A)	1,515	1,516
SLM Student Loan Trust, Ser 2008-6, Cl B
2.488%, 07/26/2083 (A)	525	490
SLM Student Loan Trust, Ser 2008-7, Cl B
2.488%, 07/26/2083 (A)	525	459
SLM Student Loan Trust, Ser 2008-8, Cl B
2.888%, 10/25/2029 (A)	525	501
SLM Student Loan Trust, Ser 2008-9, Cl A
2.138%, 04/25/2023 (A)	2,174	2,173
SLM Student Loan Trust, Ser 2008-9, Cl B
2.888%, 10/25/2083 (A)	525	498
SLM Student Loan Trust, Ser 2010-1, Cl A
0.853%, 03/25/2025 (A)	521	503
SLM Student Loan Trust, Ser 2012-6, Cl B
1.453%, 04/27/2043 (A)	564	484
SLM Student Loan Trust, Ser 2012-6, Cl A3
1.203%, 05/26/2026 (A)	385	373
SLM Student Loan Trust, Ser 2013-3, Cl B
1.953%, 09/25/2043 (A)	291	263
SLM Student Loan Trust, Ser 2013-4, Cl A
1.003%, 06/25/2027 (A)	991	947
SLM Student Loan Trust, Ser 2013-6, Cl A3
1.103%, 06/25/2055 (A)	985	963
SLM Student Loan Trust, Ser 2013-A, Cl A2A
1.770%, 05/17/2027 (B)	246	246
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (B)	396	405

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (B)	$1,016	$1,000
SLM Student Loan Trust, Ser 2014-2, Cl A3
1.043%, 03/25/2055 (A)	1,521	1,450
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (B)	421	426
SMB Private Education Loan Trust, Ser 2015-A, Cl A1
1.033%, 07/17/2023 (A)(B)	155	155
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (B)	1,003	1,011
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
1.433%, 06/15/2027 (A)(B)	776	745
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (B)	1,065	1,103
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
1.633%, 07/15/2027 (A)(B)	716	709
SMB Private Education Loan Trust, Ser 2015-C, Cl A1
1.333%, 07/15/2022 (A)(B)	609	610
SMB Private Education Loan Trust, Ser 2015-C, Cl A2A
2.750%, 07/15/2027 (B)	914	933
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
1.833%, 07/15/2027 (A)(B)	381	381
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (B)	1,339	1,356
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
1.936%, 05/15/2031 (A)(B)	1,023	1,023
SMB Private Education Loan Trust, Ser 2016-A, Cl A1
1.136%, 05/15/2023 (A)(B)	705	705
SOFI Consumer Loan Program Trust, Ser 2015 1-A
3.280%, 09/15/2023	3,125	3,055
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF3, Cl M3
1.026%, 07/25/2035 (A)	2,432	1,796
Structured Asset Securities Mortgage Loan Trust, Ser 2008-BC4, Cl A3
0.696%, 11/25/2037 (A)	263	263
Trade Maps, Ltd., Ser 2013-1A, Cl A
1.145%, 12/10/2018 (A)(B)	1,400	1,394

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/2035		$200	$206
United States Small Business Administration, Ser 2015-20I, Cl 1
2.820%, 09/01/2035		29	30
Voya CLO, Ser 2014-1A, Cl A1
2.133%, 04/18/2026 (A)(B)		1,780	1,777
Voya CLO, Ser 2014-2A, Cl A1
2.083%, 07/17/2026 (A)(B)		1,730	1,718
Wells Fargo Home Equity Asset-Backed
SecuritiesTrust, Ser 2006-2, Cl A4
0.696%, 07/25/2036 (A)		3,748	3,551

			146,305
Total Asset-Backed Securities (Cost $216,588) ($ Thousands)			215,026

SOVEREIGN DEBT — 3.3%
Abu Dhabi Government International Bond
3.125%, 05/03/2026 (B)		1,235	1,272
2.125%, 05/03/2021 (B)		955	966
Argentine Republic Government International Bond
7.625%, 04/22/2046 (B)		180	194
7.500%, 04/22/2026 (B)		280	303
6.875%, 04/22/2021 (B)		420	448
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2017	BRL	12,230	3,748
10.000%, 01/01/2023		3,994	1,133
Brazilian Government International Bond
5.625%, 01/07/2041		$1,120	1,086
5.000%, 01/27/2045		560	503
2.625%, 01/05/2023		200	182
China Government Bond
3.390%, 05/21/2025	CNY	2,000	299
3.380%, 11/21/2024		1,000	150
3.310%, 11/30/2025		11,500	1,696
Colombia Government International Bond
5.625%, 02/26/2044		$1,110	1,229
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.750%, 12/01/2043		250	291
FMS Wertmanagement AoeR
1.000%, 11/21/2017		640	642
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/2022		854	910
Indonesia Government International Bond MTN
5.875%, 03/13/2020		240	267
5.875%, 01/15/2024 (B)		840	972
4.875%, 05/05/2021		200	217

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Israel Government International Bond
4.500%, 01/30/2043		$265	$297
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		1,800	1,978
Japan Treasury Discount Bills
-0.197%, 07/25/2016 (G)	JPY	370,000	3,607
-0.198%, 07/19/2016 (G)		370,000	3,607
-0.227%, 08/08/2016 (G)		370,000	3,607
-0.247%, 08/01/2016 (G)		370,000	3,607
-0.276%, 09/05/2016 (G)		960,000	9,362
Mexico Government International Bond MTN
6.050%, 01/11/2040		$248	312
5.750%, 10/12/2110		667	737
5.550%, 01/21/2045		2,610	3,126
4.750%, 03/08/2044		1,010	1,088
4.125%, 01/21/2026		1,503	1,629
3.600%, 01/30/2025		780	815
Paraguay Government International Bond
6.100%, 08/11/2044 (B)		325	349
5.000%, 04/15/2026 (B)		490	517
Peruvian Government International Bond
6.550%, 03/14/2037		90	121
5.625%, 11/18/2050		580	719
Poland Government Bond
3.250%, 07/25/2025	PLN	16,930	4,423
2.500%, 07/25/2026		14,470	3,525
2.000%, 04/25/2021		1,220	306
Poland Government International Bond
4.000%, 01/22/2024		$1,790	1,933
Portugal Government International Bond MTN
5.125%, 10/15/2024 (B)		1,100	1,100
Province of Ontario Canada
2.500%, 04/27/2026		543	562
1.625%, 01/18/2019 (C)		885	897
1.250%, 06/17/2019		652	654
Qatar Government International Bond
3.250%, 06/02/2026 (B)		465	475
2.375%, 06/02/2021 (B)		765	773
Russia Government International Bond
7.500%, 03/31/2030 (B)		311	379
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		705	860
4.500%, 04/04/2022		400	427
Slovenia Government International Bond
5.850%, 05/10/2023 (B)		525	610
5.500%, 10/26/2022 (B)(C)		528	600
5.250%, 02/18/2024 (B)		1,215	1,368
Turkey Government International Bond
5.625%, 03/30/2021		161	176

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Total Sovereign Debt (Cost $69,044) ($ Thousands)		$71,054

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
FHLB
1.250%, 06/28/2030 (D)	$3,405	3,415
0.875%, 05/24/2017	40	40
0.341%, 08/12/2016	7,985	7,983
FICO STRIPS, PO
0.092%, 11/02/2018	1,800	1,768
0.090%, 04/06/2018	1,270	1,254
0.010%, 05/11/2018	1,910	1,881
FNMA
4.956%, 10/09/2019	2,925	2,810
Residual Funding Principal STRIPS
2.000%, 10/15/2020	2,600	2,474
Tennessee Valley Authority
5.250%, 09/15/2039	590	808
4.250%, 09/15/2065	407	478
3.875%, 02/15/2021	1,510	1,694
2.875%, 09/15/2024	1,433	1,555

Total U.S. Government Agency Obligations (Cost $24,176) ($ Thousands)		26,160

LOAN PARTICIPATIONS — 0.8%
1011778 BC ULC/ New Red Finance (aka Burger King/Tim Horton’s), 1st Lien Term B-2 Loan
3.750%, 12/10/2021	452	451
Air Medical Group, 1st Lien Cov-Lite, Intial Term Loan
4.250%, 04/28/2022	739	720
American Airlines, 1st Lien Term Loan
3.250%, 06/27/2020	631	621
American Builders & Contractors Supply Co., Inc., 1st Lien Term B Loan
3.500%, 04/16/2020	214	214
Aramark Corporation, U.S. 1st Lien Term F Loan
3.250%, 02/24/2021 (A)	262	262
Berry Plastics, 1st Lien Term Loan F
4.000%, 10/03/2022	291	291
Dollar Tree, 1st Lien Term Loan B-1
3.500%, 07/06/2022	283	283
Energy Future Immediate Holding, 1st Lien Term Loan
4.250%, 12/19/2016	2,200	2,195
First Data Corporation, 2021 Extended Dollar Term Loan
4.443%, 03/24/2021	2,223	2,213

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
FMG Resources Property, 1st Lien Cov-Lite
4.250%, 06/30/2019 (A)	$521	$497
Gardner Denver Inc., 1st Lien Initial Term Loan
4.250%, 07/30/2020 (A)	508	467
Hilton Worldwide Finance LLC, 1st Lien Initial Term Loan
3.500%, 10/26/2020 (A)	398	398
Intelsat Jackson Holdings S.A., 1st Lien Term Loan, Tranche B-2
3.750%, 06/30/2019 (A)	671	611
Maple Holdings Acquisition Corp., 1st Lien Term B Loan
5.250%, 03/03/2023	426	426
Michaels Stores, 1st Lien Term Loan B
3.750%, 01/28/2020 (A)	466	464
MPH Acquisition Holdings, Initial Term Loan
3.750%, 03/31/2021 (A)	336	337
Murray Energy Corporation, 1st Lien Term B-2 Loan
7.500%, 04/16/2020	536	388
NRG Energy, Term Loan
2.750%, 07/01/2018 (A)	632	626
Party City, Term Loan B
4.250%, 08/19/2022	578	574
PetSmart, Inc., 1st Lien Term Loan, Tranche B-1
4.250%, 03/11/2022	627	624
Schaeffler AG (formerly named INA Beteiligungsgesellschaft), 1st Lien Term B Loan
4.250%, 05/15/2020	86	86
Select Medical, 1st Lien Term Loan F
0.397%, 03/03/2021	580	581
Servicemaster, 1st Lien Term Loan
4.250%, 07/01/2021	269	269
Telesat Canada, U.S. , 1st Lien Term Loan, Tranche B-2
3.500%, 03/28/2019 (A)	481	478
T-Mobile USA Inc., 1st Lien Term Loan B
3.500%, 11/03/2022 (A)	399	400
Univision Communications Inc., Replacement 1st Lien Term Loan
4.000%, 03/01/2020	1,694	1,683
Virgin Media Investment Holdings, 1st Lien Term Loan
3.500%, 06/30/2023	498	486
XPO Logistics, Inc., 1st Lien Term Loan
5.500%, 11/01/2021	209	209
Total Loan Participations (Cost $17,126) ($ Thousands)		16,854

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.5%

California — 0.2%
California State, Build America Project, GO
7.600%, 11/01/2040	$475	$768
California State, GO
6.200%, 03/01/2019	1,775	2,004
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	520	828

		3,600

Nevada — 0.1%
Clark County, Department of Aviation, Build America Project, Ser C, RB
6.820%, 07/01/2045	770	1,190

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, Ser C, RB
7.102%, 01/01/2041	568	864

New York — 0.1%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	715	818
New York City, Build America Project, Ser F1, GO Callable 12/01/2020 @ 100
6.646%, 12/01/2031	900	1,074
New York City, Water & Sewer System, Build America Project, RB
5.952%, 06/15/2042	750	1,072

		2,964

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	212	237

Texas — 0.1%
Brazos Higher Education Authority, Ser 2006-2, RB
0.640%, 12/26/2024 (A)	547	513
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	619	948

		1,461

Total Municipal Bonds (Cost $8,571) ($ Thousands)		10,316

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.0%
Citigroup Capital XIII, 7.875% (A)	24,750	$645
Total Preferred Stock (Cost $647) ($ Thousands)		645

AFFILIATED PARTNERSHIP — 2.1%
SEI Liquidity Fund, L.P.
0.430% **†(H)	44,823,076	44,823

Total Affiliated Partnership (Cost $44,823) ($ Thousands)		44,823

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl A
0.170% **†	30,748,740	30,749

Total Cash Equivalent (Cost $30,749) ($ Thousands)		30,749

Total Investments — 107.2% (Cost $2,242,123) ($ Thousands) @		$2,297,902

	Contracts
WRITTEN OPTIONS(I) — 0.0%
August 2016, U.S. 10 Year U.S. Treasury Note Future Option Call, Expires 07/16/2016 Strike Price $133.50*	(39)	(17)
August 2016, U.S. Treasury Long Bond Future Option Call, Expires 07/16/2016 Strike Price $178.00*	(35)	(14)
July 2016, U.S. 10 Year Treasury Note Week 1 Option Call, Expires 07/16/2016 Strike Price $132.25*	(16)	(12)

Total Written Options

(Premiums Received $41) ($ Thousands)		$(43)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	29

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

90-Day Euro$	147	Mar-2017	$183
90-Day Euro$	(169)	Dec-2017	(235)
90-Day Euro$	(973)	Dec-2016	(540)
Euro FX Currency	(18)	Sep-2016	74
Euro-Bobl	(17)	Sep-2016	(24)
Euro-Bund Index	(90)	Sep-2016	(350)
U.S. 10-Year Treasury Note	449	Sep-2006	1,049
U.S. 5-Year Treasury Note	1,462	Sep-2016	2,910
U.S. 2-Year Treasury Note	113	Sep-2016	164
U.S. Long Treasury Bond	(574)	Sep-2016	(5,334)
U.S. Ultra Long Treasury Bond	(59)	Sep-2016	8
U.S. Ultra 10-Year Treasury Bond	(10)	Sep-2016	(53)

			$(2,148)

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2016 is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency To Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)

07/05/16-07/14/16	USD	7,730	JPY	840,151	$462
07/05/16-09/06/16	JPY	4,188,396	USD	38,382	(2,492)
07/14/16	USD	2,706	BRL	9,864	360

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

07/14/16-08/12/16	GBP	3,979	USD	5,787	$469
07/14/16	USD	4,620	GBP	3,279	(237)
07/14/16	USD	5,816	INR	390,610	(42)
07/14/16	USD	5,910	CNY	38,565	(114)
07/14/16	PLN	11,190	USD	2,979	155
07/14/16-07/14/16	USD	13,334	EUR	11,956	(45)
07/14/16	BRL	15,272	USD	4,130	(617)
07/14/16-07/14/16	CNH	19,240	USD	2,954	70
07/14/16-08/12/16	EUR	20,505	USD	23,471	668
07/14/16-07/14/16	CNY	95,450	USD	14,677	330

					$(1,033)

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Bank of America	$(32,246)	$31,856	$(390)
Barclays PLC	(51,096)	51,267	171
Citigroup	(30,808)	30,621	(187)
JPMorgan Chase Bank	(17,854)	17,168	(686)
UBS	(1,910)	1,969	59

			$(1,033)

For the period ended June 30, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of open OTC swap agreements held by the Fund at June 30, 2016, is as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)

Citigroup	2.71%	3-Month USD LIBOR	08/15/42	$3,245	$(672)

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/ Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation) ($ Thousands)

Deutsche Bank	Berkshire Hathaway Inc.	SELL	1.00%	3/20/2024	$(1,230)	$(13)
Deutsche Bank	Brazil CDS	SELL	1.00%	12/20/2020	(544)	75
Goldman Sachs	Metlife Inc.	SELL	1.00%	6/20/2021	(750)	(18)
Goldman Sachs	Metlife Inc.	SELL	1.00%	6/20/2021	(840)	(21)

						$23

A list of open centrally cleared swap agreements held by the Fund at June 30, 2016, is as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

Barclays	3.676%	3-Month USD LIBOR	11/15/43	$2,275	$(968)
Barclays	1.90%	3-Month USD LIBOR	11/30/22	34,472	(1,679)
BNP Paribas	3-Month USD LIBOR	1.58%	6/13/26	9,520	(181)
BNP Paribas	3-Month USD LIBOR	1.19%	6/13/21	9,530	88
UBS Warmburg	2.720%	3-Month USD LIBOR	2/15/41	6,996	(1,345)
UBS Warmburg	1.897%	3-Month USD LIBOR	8/31/22	22,800	(1,099)

					$(5,184)

30	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Continued)

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount	Net Unrealized Appreciation ($Thousands)

UBS Warburg	CDX.NA.HY.26	BUY	5.00%	6/20/21	$1,390	$5
UBS Warburg	CDX.NA.LG.20	SELL	1.00%	12/20/20	(6,760)	8

						$13

For the period ended June 30, 2016, the total amount of all open OTC and centrally cleared swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,144,467 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2016.
†	Investment in Affiliated Security.
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2016.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2016, the value of these securities amounted to $239,918 ($ Thousands), representing 11.2% of the net assets of the Fund.
(C)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $43,394 ($ Thousands).
(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on June 30, 2016. The coupon on a step bond changes on a specified date.
(E)	The rate reported is the effective yield at time of purchase.
(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(G)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(H)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2016 was $44,823 ($Thousands).
(I)	For the period ended June 30, 2016, the total amount of written options as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

ACES — Alternative Credit Enhancement Structure

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

BRL — Brazilian Real

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan (Offshore)

CNY — Chinese Yuan

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

INR — Indian Rupee

IO — Interest Only

JPY — Japanese

Yen LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit Union Association

OTC — Over the Counter

PIPE — Private Investment in Public Entity

PLC — Public Limited Company

PLN — Polish Zloty

PO — Principal Only

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

ULC — Unlimited Liability Company

USD — United States Dollar

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $2,242,123 ($ Thousands), and the unrealized appreciation and depreciation were $90,126 ($ Thousands) and $(34,347) ($ Thousands), respectively.

The following is a list of the level of inputs used as of June 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Mortgage-Backed Securities	$–	$650,959	$–	$650,959
Corporate Obligations	–	627,485	–	627,485
U.S. Treasury Obligations	–	603,831	–	603,831
Asset-Backed Securities	–	215,026	–	215,026
Sovereign Debt	–	71,054	–	71,054
U.S. Government Agency Obligations	–	26,160	–	26,160
Loan Participations	–	16,854	–	16,854
Municipal Bonds	–	10,316	–	10,316
Preferred Stock	645	–	–	645
Affiliated Partnership	–	44,823	–	44,823
Cash Equivalent	30,749	–	–	30,749

Total Investments in Securities	$31,394	$2,266,508	$–	$2,297,902

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Written Options	$(43)	$—	$—	$(43)
Futures Contracts *
Unrealized Appreciation	4,388	—	—	4,388
Unrealized Depreciation	(6,536)	—	—	(6,536)
Forwards Contracts *
Unrealized Appreciation	—	2,514	—	2,514
Unrealized Depreciation	—	(3,547)	—	(3,547)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	31

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Core Fixed Income Fund (Concluded)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	—	75	—	75
Unrealized Depreciation	—	(52)	—	(52)
Interest Rate Swaps *
Unrealized Depreciation	—	(672)	—	(672)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	—	13	—	13
Interest Rate Swaps *
Unrealized Appreciation	—	88	—	88
Unrealized Depreciation	—	(5,272)	—	(5,272)

Total Other Financial Instruments	$(2,191)	$(6,853)	$—	$(9,044)

*Futures contracts, forwards contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended June 30, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 6/30/2016	Dividend Income
SEI Liquidity Fund, L.P.	$3,456	$292,360	$(250,993)	$44,823	$43
SEI Daily Income Trust, Prime Obligation Fund, Class A	85,704	896,133	(981,837)	—	98
SEI Daily Income Trust, Government Fund, Class A	—	98,917	(68,168)	30,749	1

Totals	$89,160	$1,287,410	$(1,300,998)	$75,572	$142

As of June 30, 2016, the Core Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $10.1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX

REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$(58,484)	$(4,786)	$-	$49,063	$(14,207)
Maximum potential amount of future payments	$2,820,000	$544,000	-	$6,760,000	$10,124,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-400	-	-	$8,350,000	$1,230,000	-	$9,580,000
> than 400	-	-	$544,000	-	-	$544,000
Total	-	-	$8,894,000	$1,230,000	-	$10,124,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

32	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 36.9%
U.S. Treasury Bills (A)
0.436%, 11/25/2016	$4,695	$4,690
0.253%, 09/15/2016 (B)	17,435	17,427
0.246%, 07/28/2016	2,580	2,580
0.227%, 09/29/2016	27	27
0.214%, 07/21/2016 (B)	3,605	3,605
U.S. Treasury Bonds
3.750%, 11/15/2043	790	1,042
3.000%, 11/15/2044	1,875	2,156
3.000%, 05/15/2045 (B)	18,180	20,896
3.000%, 11/15/2045	8,255	9,492
2.875%, 05/15/2043	3,890	4,374
2.875%, 08/15/2045 (A)	9,632	10,816
2.763%, 08/15/2045	1,725	845
2.750%, 08/15/2042	915	1,008
2.750%, 11/15/2042	2,950	3,245
2.734%, 05/15/2045 (A)	3,095	1,526
2.625%, 11/15/2020	17,070	18,289
2.500%, 02/15/2045	14,830	15,440
2.500%, 02/15/2046	10,713	11,155
2.500%, 05/15/2046	20,618	21,486
2.000%, 10/31/2021	4,130	4,326
U.S. Treasury Inflation Protected Securities
2.500%, 07/15/2016	1,990	1,995
1.750%, 01/15/2028	423	494
1.375%, 02/15/2044	1,027	4,854
1.000%, 02/15/2046	838	896
0.750%, 02/15/2045	335	1,954
0.625%, 01/15/2024	154	161
0.625%, 02/15/2043	2,883	3,423
0.375%, 07/15/2025	636	2,104
0.250%, 01/15/2025	2,490	2,528
0.125%, 04/15/2017	1,907	1,918
0.125%, 07/15/2024	1,920	1,939
U.S. Treasury Notes
3.500%, 05/15/2020	14,230	15,641
2.625%, 08/15/2020	1,205	1,288
2.250%, 11/15/2024	3,710	3,958
2.125%, 08/31/2020	3,660	3,839
2.125%, 06/30/2021	4,318	4,548
2.125%, 12/31/2021	4,690	4,944
2.000%, 11/30/2022	10,900	11,408
1.875%, 08/31/2017	11,360	11,535
1.875%, 09/30/2017	6,560	6,667
1.875%, 05/31/2022	2,400	2,496
1.750%, 03/31/2022	1,770	1,829
1.625%, 06/30/2020	3,500	3,599
1.625%, 11/30/2020	5,860	6,032
1.625%, 05/31/2023	150	153
1.625%, 02/15/2026	867	877
1.625%, 05/15/2026	19,752	19,994
1.500%, 07/31/2016	360	360

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.500%, 02/28/2023	$4,550	$4,616
1.500%, 03/31/2023	40	41
1.375%, 03/31/2020	70	71
1.375%, 01/31/2021	20,589	20,953
1.375%, 04/30/2021	10,915	11,103
1.375%, 06/30/2023	5,492	5,520
1.125%, 06/30/2021	22,332	22,443
1.000%, 12/15/2017	640	644
1.000%, 12/31/2017	3,690	3,713
1.000%, 05/15/2018	3,295	3,320
0.875%, 08/15/2017	10,480	10,519
0.875%, 03/31/2018	9,023	9,067
0.875%, 05/31/2018	4,731	4,757
0.875%, 04/15/2019	3,990	4,009
0.875%, 05/15/2019	12,994	13,056
0.875%, 06/15/2019	7,732	7,770
0.750%, 10/31/2017	4,495	4,506
0.750%, 01/31/2018	36,939	37,039
0.750%, 02/28/2018	25,735	25,805
0.625%, 08/31/2017	5,430	5,435
0.625%, 09/30/2017	1,790	1,792
0.625%, 06/30/2018	3,635	3,637
Total U.S. Treasury Obligations (Cost $461,149) ($ Thousands)		475,675

MORTGAGE-BACKED SECURITIES — 28.4%

Agency Mortgage-Backed Obligations — 24.7%
FHLMC
10.000%, 03/17/2026	116	121
7.500%, 01/01/2032 to 02/01/2038	396	473
6.500%, 10/01/2031 to 09/01/2038	451	519
6.000%, 02/01/2018 to 09/01/2038	620	693
5.500%, 06/01/2020 to 08/01/2037	965	1,019
5.000%, 03/01/2034 to 06/01/2044	2,046	2,289
4.500%, 08/01/2020 to 03/01/2044	4,631	5,086
4.000%, 10/01/2029 to 06/01/2046	18,085	19,579
3.500%, 11/01/2029 to 06/01/2046	42,508	45,331
3.000%, 01/01/2031 to 04/01/2046	7,423	7,713
FHLMC ARM
3.135%, 02/01/2041 (C)	314	328
3.090%, 02/01/2045 (C)	360	376
2.540%, 07/01/2042 (C)	378	391
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	155	175
FHLMC CMO, Ser 2005-2945, Cl SA
11.512%, 03/15/2020 (C)	12	13
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037	10	10
FHLMC CMO, Ser 2011-3804, Cl FN
0.885%, 03/15/2039 (C)	184	184

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.508%, 10/15/2041 (C)	$658	$109
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	872	908
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	1,089	117
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	1,243	123
FHLMC CMO, Ser 2013-299, Cl 300
3.000%, 01/15/2043	746	778
FHLMC CMO, Ser 2013-300, Cl 300
3.000%, 01/15/2043	1,108	1,149
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	543	68
FHLMC CMO, Ser 2013-4203, Cl PS, IO
5.808%, 09/15/2042 (C)	467	90
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	215	221
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	805	90
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.967%, 02/15/2038 (C)	206	14
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.558%, 05/15/2044 (C)	171	33
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.858%, 04/15/2041 (C)	152	11
FHLMC CMO, Ser 2015-342, Cl 300
3.000%, 02/15/2045	1,696	1,761
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	520	557
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/2020	11	11
FHLMC CMO, Ser T-76, Cl 2A
3.086%, 10/25/2037 (C)	199	211
FHLMC Multifamily Structured Pass-Through Certificates, Ser K151, Cl A3
3.511%, 04/25/2030	485	534
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ03, Cl A2
2.328%, 06/25/2021	170	175
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.646%, 02/25/2024 (C)	250	253
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
2.103%, 04/25/2024 (C)	510	510
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M1
2.103%, 08/25/2024 (C)	85	85
FHLMC TBA
3.500%, 08/25/2041 to 09/15/2041	9,700	10,209

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC, Ser 2007-3281, Cl AI, IO
5.988%, 02/15/2037 (C)	$121	$25
FNMA
7.500%, 10/01/2037 to 04/01/2039	292	361
7.000%, 04/01/2032 to 01/01/2039	178	212
6.500%, 05/01/2027 to 10/01/2038	338	394
6.000%, 10/01/2019 to 10/01/2040	1,536	1,749
5.500%, 02/01/2021 to 02/01/2035	172	193
5.000%, 01/01/2020 to 07/01/2041	2,700	3,015
4.640%, 01/01/2021	468	527
4.540%, 01/01/2020	455	499
4.500%, 01/01/2020 to 02/01/2046	8,320	9,210
4.410%, 05/01/2021	363	407
4.360%, 05/01/2021	972	1,088
4.300%, 04/01/2021	239	267
4.250%, 04/01/2021	250	279
4.240%, 06/01/2021	960	1,070
4.230%, 03/01/2020	375	407
4.060%, 07/01/2021	1,000	1,110
4.000%, 01/01/2029 to 04/01/2046	27,674	29,922
3.590%, 12/01/2020	453	492
3.500%, 12/01/2029 to 05/01/2046	33,764	36,068
3.430%, 10/01/2020	914	987
3.410%, 10/01/2030	842	920
3.340%, 07/01/2030	600	655
3.290%, 10/01/2020	335	360
3.260%, 10/01/2030	742	802
3.230%, 11/01/2020	329	352
3.110%, 02/01/2028	465	500
3.080%, 04/01/2030	500	532
3.040%, 04/01/2030	500	530
3.000%, 08/01/2033 to 07/01/2043	6,673	7,015
2.500%, 10/01/2042	303	307
FNMA ACES, Ser 2014-M12, Cl FA
0.732%, 10/25/2021 (C)	401	400
FNMA ACES, Ser 2016-M6, Cl A2
2.488%, 05/25/2026	1,756	1,799
FNMA ARM
4.373%, 04/01/2040 (C)	187	199
3.192%, 10/01/2043 (C)	222	233
2.827%, 05/01/2043 (C)	121	126
2.744%, 01/01/2045 (C)	356	371
2.722%, 01/01/2045 (C)	332	344
2.609%, 05/01/2038 (C)	651	688
2.431%, 06/01/2042 (C)	348	360
2.429%, 02/01/2042 (C)	831	870
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	58	65
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	340	369
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	335	380

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	$227	$46
FNMA CMO, Ser 2007-108, Cl AN
8.204%, 11/25/2037 (C)	77	94
FNMA CMO, Ser 2009-103, Cl MB
2.716%, 12/25/2039 (C)	172	182
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	772	715
FNMA CMO, Ser 2011-87, Cl SG, IO
6.097%, 04/25/2040 (C)	481	83
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	779	67
FNMA CMO, Ser 2012-112, Cl DA
3.000%, 10/25/2042	1,384	1,431
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	848	88
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	169	177
FNMA CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	189	194
FNMA CMO, Ser 2013-126, Cl CS, IO
5.697%, 09/25/2041 (C)	771	113
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	869	89
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	219	22
FNMA CMO, Ser 2014-47, Cl AI, IO
1.890%, 08/25/2044 (C)	1,206	82
FNMA CMO, Ser 2015-56, Cl AS, IO
5.697%, 08/25/2045 (C)	93	25
FNMA TBA
5.000%, 07/15/2038	1,500	1,667
4.500%, 08/01/2033 to 07/01/2037	5,020	5,477
4.000%, 07/13/2039 to 08/13/2039	9,240	9,904
3.500%, 08/01/2026 to 07/01/2046	5,017	5,318
3.000%, 07/01/2026 to 08/01/2042	15,330	15,950
2.500%, 07/01/2027 to 08/25/2027	6,805	7,038
FNMA, Ser 2014-M8, Cl X2, IO
0.425%, 06/25/2024 (C)	8,794	239
FNMA, Ser 2015-37, Cl ST, IO
5.167%, 06/25/2045 (C)	435	79
FNMA, Ser 2015-60, Cl SA, IO
5.697%, 08/25/2045 (C)	185	42
FNMA, Ser 2015-M10, Cl A2
3.092%, 04/25/2027 (C)	544	591
FREMF Mortgage Trust, Ser 2014-K36, Cl C
4.358%, 12/25/2046 (C)(D)	120	118
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.009%, 10/25/2047 (C)(D)	10	10
FREMF Mortgage Trust, Ser 2014-K714, Cl C
3.849%, 01/25/2047 (C)(D)	60	59

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Ser 2015-K44, Cl C
3.811%, 01/25/2048 (C)(D)	$180	$151
GNMA
7.500%, 10/15/2037	61	68
7.000%, 09/15/2031	48	60
6.500%, 12/15/2035	455	550
6.000%, 09/20/2038	109	124
5.000%, 11/20/2045	79	87
4.500%, 03/15/2041 to 06/15/2046	1,374	1,519
4.000%, 10/15/2041 to 06/20/2046	9,848	10,697
3.500%, 09/20/2045 to 05/20/2046	4,406	4,683
3.000%, 04/15/2045 to 06/20/2046	3,809	3,989
2.000%, 02/20/2034 (C)	346	363
GNMA CMO, Ser 2007-78, Cl SA, IO
6.096%, 12/16/2037 (C)	993	180
GNMA CMO, Ser 2009-66, Cl XS, IO
6.358%, 07/16/2039 (C)	1,271	189
GNMA CMO, Ser 2010-4, Cl NS, IO
5.956%, 01/16/2040 (C)	2,074	367
GNMA CMO, Ser 2010-H11, Cl FA
1.450%, 06/20/2060 (C)	579	587
GNMA CMO, Ser 2011-142, Cl IO, IO
0.836%, 09/16/2046 (C)	4,669	157
GNMA CMO, Ser 2011-H08, Cl FD
0.936%, 02/20/2061 (C)	400	398
GNMA CMO, Ser 2012-112, Cl IO, IO
0.364%, 02/16/2053 (C)	1,260	39
GNMA CMO, Ser 2012-34, Cl SA, IO
5.602%, 03/20/2042 (C)	184	38
GNMA CMO, Ser 2012-H25, Cl FA
1.137%, 12/20/2061 (C)	825	828
GNMA CMO, Ser 2013-178, Cl IO, IO
0.916%, 06/16/2055 (C)	974	49
GNMA CMO, Ser 2013-63, Cl IO, IO
0.772%, 09/16/2051 (C)	1,543	89
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	765	103
GNMA CMO, Ser 2014-117, Cl SJ, IO
5.152%, 08/20/2044 (C)	307	39
GNMA CMO, Ser 2014-5, Cl SP, IO
5.708%, 06/16/2043 (C)	823	95
GNMA CMO, Ser 2014-H10, Cl TA
1.036%, 04/20/2064 (C)	800	798
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	95	18
GNMA CMO, Ser 2015-H10, Cl FC
0.916%, 04/20/2065 (C)	486	482
GNMA CMO, Ser 2015-H18, Cl FA
0.886%, 06/20/2065 (C)	376	372
GNMA CMO, Ser 2015-H20, Cl FA
0.663%, 08/20/2065 (C)	377	373

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA TBA
3.500%, 07/15/2041 to 08/15/2041	$12,320	$13,066
3.000%, 07/15/2042 to 09/01/2042	16,625	17,343
GNMA, Ser 2012-27, Cl IO, IO
1.152%, 04/16/2053 (C)	1,726	88
GNMA, Ser 2012-43, Cl SN, IO
6.158%, 04/16/2042 (C)	110	25
GNMA, Ser 2012-44, Cl A
2.170%, 04/16/2041	161	163
GNMA, Ser 2013-145, Cl IO, IO
1.069%, 09/16/2044 (C)	1,520	94
GNMA, Ser 2013-96, Cl IO, IO
0.531%, 10/16/2054 (C)	2,085	77
GNMA, Ser 2014-47, Cl IA, IO
1.115%, 02/16/2048 (C)	611	34
GNMA, Ser 2014-50, Cl IO, IO
0.950%, 09/16/2055 (C)	1,398	87
GNMA, Ser 2014-92, Cl IX, IO
0.819%, 05/16/2054 (C)	9,080	447
GNMA, Ser 2015-5, Cl IK, IO
0.810%, 11/16/2054 (C)	7,685	453
GNMA, Ser 2015-73, Cl IO, IO
0.891%, 11/16/2055 (C)	2,168	144
GNMA, Ser 2015-85, Cl AB
2.800%, 02/16/2047 (C)	478	493
NCUA Guaranteed Notes, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	23	23
NCUA Guaranteed Notes, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	13	13

		318,718

Non-Agency Mortgage-Backed Obligations — 3.7%
7 WTC Depositor Trust, Ser 7WTC, Cl A
4.082%, 09/12/2018 (D)	145	147
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.905%, 02/25/2045 (C)	613	612
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.346%, 03/26/2037 (C)(D)	211	210
BAMLL Commercial Mortgage Securities Trust, Ser 2012-PARK, Cl A
2.959%, 12/10/2030 (D)	235	246
Banc of America Commercial Mortgage Trust, Ser 2007-2, Cl A4
5.625%, 04/10/2049 (C)	944	951
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
3.082%, 12/20/2034 (C)	25	24
Banc of America Funding Trust, Ser 2010-R11A, Cl 1A6
5.081%, 08/26/2035 (C)(D)	33	33

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (C)	$29	$29
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (D)	600	638
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (D)	150	154
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (D)	123	127
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
3.016%, 04/26/2035 (C)(D)	7	7
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.584%, 05/28/2036 (C)(D)	22	22
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.344%, 05/25/2034 (C)	20	20
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.380%, 08/25/2035 (C)	74	74
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
1.146%, 01/25/2035 (C)	229	224
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
1.093%, 07/25/2034 (C)	141	134
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
2.762%, 10/25/2033 (C)	691	682
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.257%, 06/11/2041 (C)(D)	79	–
CD Mortgage Trust, Ser 2006-CD2, Cl AM
5.326%, 01/15/2046 (C)	1	1
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (C)(D)	359	400
CFCRE Commercial Mortgage Trust, Ser 2016- C4, Cl ASB
3.091%, 05/10/2058	180	188
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.785%, 02/25/2037 (C)	30	30
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.783%, 02/25/2037 (C)	48	48
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.042%, 07/25/2037 (C)	58	58
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035 (D)	295	313
Citigroup Commercial Mortgage Trust, Ser 2013-SMP, Cl A
2.110%, 01/12/2030 (D)	449	452
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	140	153

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	$441	$481
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.740%, 09/25/2033 (C)	51	50
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
3.021%, 11/25/2038 (C)(D)	80	79
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.022%, 01/15/2046 (C)(D)	1,480	–
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.386%, 12/11/2049 (C)(D)	7,041	11
COMM Mortgage Trust, Ser 2010-C1, Cl A2
3.830%, 07/10/2046 (D)	53	55
COMM Mortgage Trust, Ser 2012-CR1, Cl A2
2.350%, 05/15/2045	309	312
COMM Mortgage Trust, Ser 2012-CR2, Cl XA, IO
1.741%, 08/15/2045 (C)	668	54
COMM Mortgage Trust, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	590	621
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	94	94
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	79	85
COMM Mortgage Trust, Ser 2013-300P, Cl A1
4.353%, 08/10/2030 (D)	215	243
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	117	120
COMM Mortgage Trust, Ser 2013-CR11, Cl A1
1.468%, 10/10/2046	98	98
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (C)	30	34
COMM Mortgage Trust, Ser 2013-CR12, Cl A1
1.295%, 10/10/2046	35	36
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	32	36
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.084%, 10/10/2046 (C)	10	11
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	70	77
COMM Mortgage Trust, Ser 2013-CR13, Cl XA, IO
0.974%, 12/10/2023 (C)	3,996	182
COMM Mortgage Trust, Ser 2013-CR6, Cl A1
0.719%, 03/10/2046	56	56
COMM Mortgage Trust, Ser 2014-CR18, Cl XA, IO
1.277%, 07/15/2047 (C)	3,758	237

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2014-CR18, Cl ASB
3.452%, 07/15/2047	$165	$177
COMM Mortgage Trust, Ser 2014-CR19, Cl A5
3.796%, 08/10/2047	477	525
COMM Mortgage Trust, Ser 2014-SAVA, Cl D
3.543%, 06/15/2034 (C)(D)	320	312
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	133	144
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	103	110
COMM Mortgage Trust, Ser 2015-3BP, Cl A
3.178%, 02/10/2035 (D)	235	248
COMM Mortgage Trust, Ser 2015-CR25, Cl A4
3.759%, 08/10/2048	188	206
COMM Mortgage Trust, Ser 2016-787S, Cl A
3.545%, 02/10/2036 (C)(D)	310	336
Commercial Mortgage Pass-Through Certificates, Ser 2014-SAVA, Cl A
1.585%, 06/15/2034 (C)(D)	267	266
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl XA, IO
1.404%, 03/10/2047 (C)	2,239	156
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	224	238
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047	372	404
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	99	100
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	72	76
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.739%, 10/25/2033 (C)	568	563
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (C)(D)	45	45
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.870%, 07/28/2036 (C)(D)	33	33
CSAIL Commercial Mortgage Trust, Ser 2015- C4, Cl A4
3.808%, 11/15/2048	169	186
CSAIL Commercial Mortgage Trust, Ser 2016- C5, Cl ASB
3.533%, 11/15/2048	90	96
CSMC, Ser 2009-2R, Cl 1A16
2.785%, 09/26/2034 (C)(D)	1,000	990

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC, Ser 2009-2R, Cl 1A14
2.785%, 09/26/2034 (C)(D)	$503	$493
CSMC, Ser 2010-3R, Cl 2A3
4.500%, 12/26/2036 (C)(D)	770	759
CSMC, Ser 2014-7R, Cl 8A1
2.425%, 07/27/2037 (C)(D)	825	821
CSMC, Ser 2015-5R, Cl 1A1
1.066%, 09/27/2046 (D)	875	848
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (C)(D)	615	679
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (D)	8	8
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (D)	100	111
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.053%, 12/25/2027 (C)	560	569
GE Business Loan Trust, Ser 2007-1A, Cl A
0.612%, 04/16/2035 (C)(D)	177	162
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (C)	139	139
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	32	33
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (D)	108	111
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.546%, 11/10/2039 (C)(D)	1,585	–
GS Mortgage Securities Trust, Ser 2011-GC5, Cl A2
2.999%, 08/10/2044	110	110
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A2
2.318%, 05/10/2045	308	310
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl AAB
2.935%, 05/10/2045	44	46
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A1
1.264%, 11/10/2046	16	16
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (C)	90	103
GS Mortgage Securities Trust, Ser 2013-NYC5, Cl A
2.318%, 01/10/2030 (D)	122	123
GS Mortgage Securities Trust, Ser 2014-GC18, Cl AAB
3.648%, 01/10/2047	153	166

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AAB
3.655%, 04/10/2047	$220	$239
GS Mortgage Securities Trust, Ser 2015-GC34, Cl AAB
3.278%, 10/10/2048	209	223
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.637%, 10/25/2033 (C)	118	119
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	55	56
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	17	17
Hilton USA Trust, Ser 2013-HLF, Cl BFL
1.963%, 11/05/2030 (C)(D)	227	227
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.896%, 10/25/2034 (C)	456	449
Impac Secured Assets Trust, Ser 2004-3, Cl M1
1.346%, 11/25/2034 (C)	720	635
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.803%, 08/25/2036 (C)	44	43
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.696%, 04/25/2037 (C)	181	168
Impac Secured Assets Trust, Ser 2007-A, Cl M1
0.853%, 05/25/2037 (C)(D)	486	450
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (D)	864	1,022
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.047%, 11/15/2045 (C)	60	64
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	174	179
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.887%, 01/15/2047 (C)	30	34
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.560%, 09/15/2047 (C)	120	119
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl ASB
3.407%, 11/15/2047	33	35
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	452	465
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl AS
4.226%, 07/15/2048 (C)	270	298
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	141	153

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2016-C1, Cl ASB
3.316%, 03/15/2049	$366	$391
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl ASB
2.954%, 06/15/2049	359	375
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	5	5
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.315%, 06/12/2043 (C)	3,156	2
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
0.597%, 05/15/2047 (C)	49	49
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (D)	163	175
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (D)	249	268
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (D)	73	75
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A2
3.673%, 02/15/2046 (D)	7	7
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 07/15/2046 (D)	1,563	1,634
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A2
3.149%, 08/15/2046	528	528
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl B
5.317%, 08/15/2046 (C)(D)	296	331
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	109	110
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	1,502	1,649
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	580	638
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-JP1, Cl ASB
3.733%, 01/15/2049	74	81
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.797%, 08/25/2034 (C)	181	181

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.680%, 11/25/2033 (C)	$92	$92
JPMorgan Trust, Ser 2015-5, Cl A9
2.897%, 05/25/2045 (C)(D)	437	434
LB-UBS Commercial Mortgage Trust, Ser 2006- C1, Cl XCL, IO
0.267%, 02/15/2041 (C)(D)	1,269	–
Liberty Street Trust, Ser 2016-225L, Cl A
3.597%, 02/10/2036 (D)	310	337
Master Resecuritization Trust, Ser 2005, Cl 3PO, PO
0.000%, 05/28/2035 (D)	16	12
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
2.947%, 07/25/2033 (C)	22	20
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.875%, 02/25/2034 (C)	120	121
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.602%, 12/12/2049 (C)(D)	1,929	4
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	390	415
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	142	142
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	21	22
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	85
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	113	115
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl A3
3.451%, 07/15/2050	109	117
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 09/15/2025	250	273
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C28, Cl ASB
3.288%, 01/15/2049	366	389
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl X, IO
0.207%, 02/12/2044 (C)(D)	6,234	6
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl A4FL
0.582%, 02/12/2044 (C)	990	983

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/2044 (D)	$47	$47
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	155	155
Morgan Stanley Capital I Trust, Ser 2016-UBS9, Cl A1
1.711%, 03/15/2049	265	266
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (C)(D)	250	258
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	151	150
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	124	123
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A1
2.475%, 01/26/2036 (C)(D)	529	539
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034	10	8
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	40	41
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	262	265
RBSCF Trust, Ser 2013-GSP, Cl A
3.834%, 01/13/2032 (C)(D)	215	237
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033	287	287
Residential Accredit Loans, Ser 2004-QA7, Cl A4
5.500%, 05/25/2034	224	227
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.859%, 12/25/2034 (C)	374	373
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
1.038%, 12/20/2034 (C)	167	161
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/2035 (C)(D)	390	385
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (C)(D)	297	297
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
2.557%, 06/25/2034 (C)	8	8
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	49	49

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
2.540%, 07/25/2033 (C)	$132	$131
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-32, Cl 1A1
5.263%, 11/25/2033 (C)	26	26
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	145	149
Structured Asset Securities, Ser 2003-37A, Cl 2A
2.648%, 12/25/2033 (C)	43	42
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.343%, 05/10/2045 (C)(D)	2,952	274
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (D)	145	154
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/2063	203	204
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	1,295	1,404
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (D)	335	352
VNO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (D)	250	266
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.536%, 10/25/2033 (C)	109	110
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.426%, 08/25/2033 (C)	58	58
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.479%, 08/25/2033 (C)	30	30
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.523%, 09/25/2033 (C)	96	96
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.088%, 06/25/2033 (C)	11	14
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	210	218
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.785%, 06/25/2034 (C)	63	63
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	184	196

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034	$5	$5
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
1.226%, 10/25/2045 (C)	758	729
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A
2.710%, 03/18/2028 (C)(D)	200	206
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
3.079%, 05/25/2034 (C)	15	15
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.828%, 12/25/2034 (C)	80	81
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
2.882%, 06/25/2034 (C)	159	158
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.833%, 07/25/2034 (C)	100	101
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.869%, 06/25/2035 (C)	82	83
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 3A1
2.853%, 04/25/2036 (C)	840	850
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A4
4.375%, 03/15/2044 (D)	125	138
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	790	857
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl XA, IO
1.729%, 12/15/2045 (C)(D)	1,592	123
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.514%, 06/15/2045 (C)(D)	365	25
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.407%, 05/15/2045 (C)(D)	1,105	72
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl XA, IO
1.196%, 01/15/2024	3,093	188
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (C)	300	323

		46,445

Total Mortgage-Backed Securities (Cost $358,327) ($ Thousands)		365,163

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 25.8%

Consumer Discretionary — 1.9%
21st Century Fox America
7.250%, 05/18/2018	$50	$55
6.900%, 08/15/2039	10	13
6.750%, 01/09/2038	20	25
6.650%, 11/15/2037	25	33
6.150%, 03/01/2037	20	25
6.150%, 02/15/2041	15	19
Amazon.com
4.950%, 12/05/2044	140	170
American Honda Finance MTN
3.875%, 09/21/2020 (D)	495	542
BMW US Capital
2.800%, 04/11/2026 (D)	445	457
Charter Communications Operating
6.484%, 10/23/2045 (D)	941	1,124
6.384%, 10/23/2035 (D)	10	12
4.908%, 07/23/2025 (D)	305	333
4.464%, 07/23/2022 (D)	580	623
Comcast
7.050%, 03/15/2033	90	126
6.950%, 08/15/2037	50	72
6.400%, 03/01/2040	60	84
4.400%, 08/15/2035	375	423
4.250%, 01/15/2033	60	66
4.200%, 08/15/2034	30	33
3.375%, 02/15/2025	70	75
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	257
Comcast Cable Holdings
10.125%, 04/15/2022	45	61
Cox Communications
4.800%, 02/01/2035 (D)	230	215
Daimler Finance North America LLC
2.625%, 09/15/2016 (D)	150	150
2.375%, 08/01/2018 (D)	435	445
1.125%, 03/10/2017 (D)	555	555
Discovery Communications
4.900%, 03/11/2026	315	334
4.875%, 04/01/2043	120	108
ERAC USA Finance
4.500%, 02/15/2045 (D)	130	137
3.300%, 12/01/2026 (D)	520	532
2.600%, 12/01/2021 (D)	510	518
Ford Motor
4.750%, 01/15/2043	240	254
Ford Motor Credit
5.875%, 08/02/2021	550	631
3.336%, 03/18/2021	500	518

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.200%, 01/15/2021	$260	$268
2.597%, 11/04/2019	480	491
Ford Motor Credit LLC
3.219%, 01/09/2022	305	312
2.375%, 03/12/2019	200	203
1.684%, 09/08/2017	200	201
General Motors
6.750%, 04/01/2046	410	486
6.250%, 10/02/2043	160	178
5.000%, 04/01/2035	240	239
General Motors Financial
5.250%, 03/01/2026	515	560
4.200%, 03/01/2021	525	549
3.700%, 05/09/2023	660	663
3.450%, 04/10/2022	375	375
3.200%, 07/13/2020	118	120
2.400%, 05/09/2019	770	772
Grupo Televisa
6.125%, 01/31/2046	210	232
5.000%, 05/13/2045	225	216
Home Depot
4.250%, 04/01/2046	48	55
3.750%, 02/15/2024	66	74
Hyundai Capital America
2.400%, 10/30/2018 (D)	38	39
2.125%, 10/02/2017 (D)	60	60
Lowe’s MTN
7.110%, 05/15/2037	110	156
5.125%, 11/15/2041	11	14
McDonald’s MTN
5.350%, 03/01/2018	100	107
4.875%, 12/09/2045	430	503
3.700%, 01/30/2026	399	431
2.750%, 12/09/2020	225	235
NBCUniversal Enterprise
1.974%, 04/15/2019 (D)	200	204
NBCUniversal Media
5.950%, 04/01/2041	50	67
4.375%, 04/01/2021	120	135
Newell Brands
5.500%, 04/01/2046	398	474
4.200%, 04/01/2026	170	184
3.850%, 04/01/2023	980	1,039
3.150%, 04/01/2021	60	63
QVC
5.950%, 03/15/2043	10	9
Scripps Networks Interactive
3.900%, 11/15/2024	360	379
3.500%, 06/15/2022	200	207
2.800%, 06/15/2020	235	239
Sky PLC
3.750%, 09/16/2024 (D)	510	530

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Time Warner
7.700%, 05/01/2032	$530	$740
7.625%, 04/15/2031	385	528
7.570%, 02/01/2024	30	38
5.375%, 10/15/2041	12	14
4.850%, 07/15/2045	87	95
3.550%, 06/01/2024	385	409
2.950%, 07/15/2026	390	393
Time Warner Cable
8.250%, 04/01/2019	200	232
7.300%, 07/01/2038	110	138
6.750%, 07/01/2018	40	44
6.550%, 05/01/2037	200	233
5.875%, 11/15/2040	220	240
5.500%, 09/01/2041	44	46
5.000%, 02/01/2020	320	348
Toyota Motor Credit MTN
2.100%, 01/17/2019	174	178
1.250%, 10/05/2017	250	251
Viacom
5.250%, 04/01/2044	85	80
4.850%, 12/15/2034	234	218
4.250%, 09/01/2023	30	31
3.875%, 04/01/2024	30	30
Volkswagen International Finance
1.125%, 11/18/2016 (D)	580	580
WPP Finance
5.125%, 09/07/2042	60	63
		25,023

Consumer Staples — 2.1%
Altria Group
9.950%, 11/10/2038	50	90
5.375%, 01/31/2044	190	244
4.750%, 05/05/2021	230	262
2.850%, 08/09/2022	550	576
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	1,715	2,010
3.650%, 02/01/2026	3,193	3,420
3.300%, 02/01/2023	995	1,048
2.650%, 02/01/2021	482	500
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	18	21
2.500%, 07/15/2022	420	427
1.375%, 07/15/2017	105	105
Coca-Cola
1.800%, 09/01/2016	60	60
Coca-Cola Femsa
2.375%, 11/26/2018	400	408
Costco Wholesale
2.250%, 02/15/2022	56	58

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CVS Health
5.125%, 07/20/2045	$625	$775
3.875%, 07/20/2025	89	98
3.500%, 07/20/2022	110	118
2.750%, 12/01/2022	550	568
CVS Pass-Through Trust
5.926%, 01/10/2034 (D)	86	100
Diageo Investment
2.875%, 05/11/2022	580	609
Kraft Heinz Foods
6.875%, 01/26/2039	49	67
6.500%, 02/09/2040	140	185
6.125%, 08/23/2018	225	247
5.375%, 02/10/2020	16	18
5.200%, 07/15/2045 (D)	450	533
5.000%, 07/15/2035 (D)	100	115
5.000%, 06/04/2042	35	40
4.375%, 06/01/2046 (D)	455	481
3.950%, 07/15/2025 (D)	70	76
3.500%, 06/06/2022	820	872
3.500%, 07/15/2022 (D)	325	345
3.000%, 06/01/2026 (D)	435	439
2.800%, 07/02/2020 (D)	685	711
Kroger
7.500%, 04/01/2031	90	126
6.900%, 04/15/2038	80	111
5.400%, 07/15/2040	14	17
2.950%, 11/01/2021	235	247
2.200%, 01/15/2017	40	40
Molson Coors Brewing
3.000%, 07/15/2026	735	734
Mondelez International
4.000%, 02/01/2024	140	153
PepsiCo
7.900%, 11/01/2018	11	13
4.250%, 10/22/2044	100	112
4.000%, 03/05/2042	50	54
3.100%, 07/17/2022	59	63
3.000%, 08/25/2021	31	33
1.250%, 08/13/2017	72	72
Pernod Ricard
4.450%, 01/15/2022 (D)	370	408
Philip Morris International
4.500%, 03/20/2042	200	225
4.250%, 11/10/2044	575	632
2.500%, 08/22/2022	250	257
2.125%, 05/10/2023	380	381
Reynolds American
8.125%, 06/23/2019	370	439
5.850%, 08/15/2045	665	850
5.700%, 08/15/2035	350	426
3.250%, 06/12/2020	54	57

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SABMiller Holdings
3.750%, 01/15/2022 (D)	$245	$263
Tyson Foods
5.150%, 08/15/2044	270	311
3.950%, 08/15/2024	60	65
Walgreens Boots Alliance
4.800%, 11/18/2044	630	678
3.450%, 06/01/2026	835	857
3.300%, 11/18/2021	377	395
2.600%, 06/01/2021	400	408
Wal-Mart Stores
5.625%, 04/15/2041	20	27
4.750%, 10/02/2043	200	246
4.300%, 04/22/2044	605	706
3.300%, 04/22/2024	60	66
Wm Wrigley Jr
3.375%, 10/21/2020 (D)	455	486
2.900%, 10/21/2019 (D)	566	588
2.400%, 10/21/2018 (D)	210	214
2.000%, 10/20/2017 (D)	115	116
		26,502

Energy — 2.5%
Anadarko Finance, Ser B
7.500%, 05/01/2031	60	72
Anadarko Petroleum
6.600%, 03/15/2046	450	543
6.450%, 09/15/2036	110	127
6.375%, 09/15/2017	9	9
5.550%, 03/15/2026	345	381
4.500%, 07/15/2044	125	115
Apache
5.100%, 09/01/2040	120	125
4.250%, 01/15/2044	240	232
3.250%, 04/15/2022	109	112
BG Energy Capital PLC
4.000%, 10/15/2021 (D)	575	627
Boardwalk Pipelines
5.875%, 11/15/2016	350	355
BP Capital Markets PLC
3.994%, 09/26/2023	95	103
3.814%, 02/10/2024	83	89
3.506%, 03/17/2025	90	95
3.245%, 05/06/2022	90	94
3.119%, 05/04/2026	130	133
3.062%, 03/17/2022	50	52
1.846%, 05/05/2017	172	173
Canadian Natural Resources
6.450%, 06/30/2033	50	55
6.250%, 03/15/2038	175	190
3.900%, 02/01/2025	173	171

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Chevron
3.191%, 06/24/2023	$22	$23
2.954%, 05/16/2026	1,165	1,204
2.355%, 12/05/2022	15	15
2.100%, 05/16/2021	1,075	1,096
1.561%, 05/16/2019	780	789
Cimarex Energy
4.375%, 06/01/2024	450	470
CNOOC Finance
3.500%, 05/05/2025	450	456
CNOOC Nexen Finance
4.250%, 04/30/2024	200	212
Conoco Funding
7.250%, 10/15/2031	130	165
ConocoPhillips
6.000%, 01/15/2020	100	114
4.150%, 11/15/2034	395	399
Continental Resources
5.000%, 09/15/2022	10	10
Devon Energy
6.300%, 01/15/2019	80	87
5.850%, 12/15/2025	150	166
5.600%, 07/15/2041	110	106
5.000%, 06/15/2045	190	177
4.750%, 05/15/2042	17	15
3.250%, 05/15/2022	137	133
Devon Financing LLC
7.875%, 09/30/2031	40	46
Ecopetrol
5.875%, 05/28/2045	280	243
5.375%, 06/26/2026	130	127
4.125%, 01/16/2025	43	39
Enbridge Energy Partners
5.875%, 10/15/2025 (E)	200	221
Energy Transfer Partners
8.250%, 11/15/2029	675	848
6.125%, 12/15/2045	355	368
5.150%, 03/15/2045	14	13
4.750%, 01/15/2026	200	206
3.600%, 02/01/2023	45	43
2.500%, 06/15/2018	275	274
Enterprise Products Operating
5.700%, 02/15/2042	40	47
Enterprise Products Operating LLC
5.950%, 02/01/2041	85	100
5.100%, 02/15/2045	85	93
EOG Resources
4.150%, 01/15/2026	437	478
Exxon Mobil
4.114%, 03/01/2046	385	434
3.043%, 03/01/2026	220	233
2.397%, 03/06/2022	100	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.222%, 03/01/2021	$450	$464
Florida Gas Transmission
7.900%, 05/15/2019 (D)	350	395
Gulfstream Natural Gas System
5.950%, 10/15/2045 (D)	340	370
Halliburton
5.000%, 11/15/2045	90	99
3.800%, 11/15/2025	190	198
3.500%, 08/01/2023	50	52
Hess
8.125%, 02/15/2019	150	167
Kerr-McGee
7.875%, 09/15/2031	100	119
6.950%, 07/01/2024	298	345
Kinder Morgan
5.550%, 06/01/2045	270	274
5.300%, 12/01/2034	180	176
4.300%, 06/01/2025	1,030	1,055
Magellan Midstream Partners
5.000%, 03/01/2026	150	170
Marathon Petroleum
5.850%, 12/15/2045	160	155
5.000%, 09/15/2054	45	38
Noble Energy
5.250%, 11/15/2043	60	61
5.050%, 11/15/2044	29	29
4.150%, 12/15/2021	230	242
3.900%, 11/15/2024	150	152
Occidental Petroleum
4.625%, 06/15/2045	130	145
3.500%, 06/15/2025	45	48
2.700%, 02/15/2023	129	131
Petrobras Global Finance
6.850%, 06/05/2115	200	152
6.250%, 03/17/2024	310	275
Petrobras International Finance
5.375%, 01/27/2021	1,060	971
Petro-Canada
6.800%, 05/15/2038	475	618
Petrofac
3.400%, 10/10/2018 (D)	250	250
Petroleos Mexicanos
6.875%, 08/04/2026 (D)	325	363
6.625%, 06/15/2035	350	361
6.375%, 01/23/2045	530	533
5.625%, 01/23/2046	322	293
5.500%, 06/27/2044	30	27
4.875%, 01/18/2024	32	32
2.460%, 12/15/2025	632	655
2.378%, 04/15/2025	320	330
Phillips 66
5.875%, 05/01/2042	35	42

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pride International
6.875%, 08/15/2020	$30	$29
Schlumberger Holdings
4.000%, 12/21/2025 (D)	120	129
3.000%, 12/21/2020 (D)	1,000	1,043
Schlumberger Investment
3.650%, 12/01/2023	61	65
3.300%, 09/14/2021 (D)	47	50
Shell International Finance
4.375%, 03/25/2020	140	154
4.375%, 05/11/2045	515	559
4.125%, 05/11/2035	1,681	1,813
4.000%, 05/10/2046	345	352
3.400%, 08/12/2023	465	494
2.875%, 05/10/2026	749	761
2.125%, 05/11/2020	56	57
Sinopec Group Overseas Development
4.375%, 04/10/2024 (D)	380	411
Spectra Energy Partners
5.950%, 09/25/2043	30	36
4.500%, 03/15/2045	400	398
Statoil
5.250%, 04/15/2019	140	154
3.700%, 03/01/2024	210	227
TC PipeLines
4.650%, 06/15/2021	85	84
Total Capital International
3.700%, 01/15/2024	42	46
2.875%, 02/17/2022	505	528
TransCanada Pipelines
4.625%, 03/01/2034	470	494
Transcontinental Gas Pipe Line
7.850%, 02/01/2026 (D)	370	461
Transocean
6.800%, 12/15/2016	70	71
3.750%, 10/15/2017	260	262
Valero Energy
4.900%, 03/15/2045	245	227
Western Gas Partners
5.375%, 06/01/2021	120	127
4.000%, 07/01/2022	35	34
Williams
7.875%, 09/01/2021	280	301
Williams Partners
5.100%, 09/15/2045	50	43
4.000%, 09/15/2025	130	119

		32,722

Financials — 9.5%
AIA Group MTN
4.500%, 03/16/2046 (D)	380	412

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AIG Global Funding MTN
1.650%, 12/15/2017 (D)	$42	$42
American Express
7.000%, 03/19/2018	170	186
American Express Credit MTN
2.375%, 05/26/2020	64	66
2.250%, 08/15/2019	625	638
1.875%, 11/05/2018	44	44
1.800%, 07/31/2018	65	66
American International Group
4.800%, 07/10/2045	50	51
4.375%, 01/15/2055	55	51
4.125%, 02/15/2024	107	113
3.900%, 04/01/2026	1,225	1,262
3.875%, 01/15/2035	30	29
American Tower
3.450%, 09/15/2021	465	484
3.300%, 02/15/2021	200	209
2.800%, 06/01/2020	180	184
Aon
6.250%, 09/30/2040	19	24
3.500%, 06/14/2024	65	67
Bank of America MTN
6.875%, 04/25/2018	100	109
6.500%, 08/01/2016	1,325	1,330
6.400%, 08/28/2017	150	158
6.100%, 06/15/2017	2,600	2,711
6.000%, 09/01/2017	375	394
5.750%, 12/01/2017	70	74
5.700%, 01/24/2022	5	6
5.650%, 05/01/2018	1,100	1,179
5.625%, 07/01/2020	105	118
5.420%, 03/15/2017	200	206
5.000%, 05/13/2021	410	459
5.000%, 01/21/2044	500	578
4.450%, 03/03/2026	1,309	1,369
4.250%, 10/22/2026	47	49
4.200%, 08/26/2024	700	724
4.125%, 01/22/2024	290	312
4.100%, 07/24/2023	340	364
4.000%, 04/01/2024	290	310
4.000%, 01/22/2025	433	441
3.950%, 04/21/2025	123	125
3.875%, 08/01/2025	190	202
3.500%, 04/19/2026	1,652	1,707
3.300%, 01/11/2023	440	453
2.625%, 04/19/2021	870	883
2.600%, 01/15/2019	160	164
2.250%, 04/21/2020	100	101
Bank of Montreal MTN
2.375%, 01/25/2019	55	57
1.400%, 09/11/2017	53	53

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of New York Mellon
4.600%, 01/15/2020	$40	$44
3.550%, 09/23/2021	34	37
3.400%, 05/15/2024	1,075	1,152
3.250%, 09/11/2024	100	106
2.500%, 04/15/2021	770	798
2.200%, 03/04/2019	425	434
Bank of Nova Scotia
1.850%, 04/14/2020	160	162
Bank of Tokyo-Mitsubishi
4.100%, 09/09/2023 (D)	200	222
Barclays Bank
5.000%, 09/22/2016	100	101
Barclays Bank PLC
4.375%, 01/12/2026	660	665
BB&T MTN
5.250%, 11/01/2019	200	222
2.050%, 05/10/2021	1,125	1,141
Bear Stearns
7.250%, 02/01/2018	1,500	1,635
Berkshire Hathaway
3.750%, 08/15/2021	500	552
3.400%, 01/31/2022	65	70
3.125%, 03/15/2026	1,400	1,468
Berkshire Hathaway Finance
5.400%, 05/15/2018	110	119
4.400%, 05/15/2042	316	355
BNP Paribas MTN
4.375%, 09/28/2025 (D)	460	466
4.375%, 05/12/2026 (D)	460	465
2.700%, 08/20/2018	380	389
2.375%, 09/14/2017	110	112
Boston Properties
5.625%, 11/15/2020	450	515
BPCE
5.150%, 07/21/2024 (D)	200	208
Brixmor Operating Partnership
4.125%, 06/15/2026	295	303
Capital One Bank USA
1.200%, 02/13/2017	750	750
Capital One Financial
4.750%, 07/15/2021	50	56
4.200%, 10/29/2025	408	419
Chubb INA Holdings
4.350%, 11/03/2045	320	368
3.350%, 05/03/2026	455	485
3.150%, 03/15/2025	74	77
2.875%, 11/03/2022	39	41
2.300%, 11/03/2020	50	52
Citigroup
8.125%, 07/15/2039	370	577
5.500%, 09/13/2025	269	301

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.300%, 05/06/2044	$40	$43
4.650%, 07/30/2045	550	604
4.600%, 03/09/2026	445	472
4.500%, 01/14/2022	380	420
4.450%, 09/29/2027	1,230	1,267
4.400%, 06/10/2025	270	282
4.300%, 11/20/2026	60	62
3.700%, 01/12/2026	595	626
3.500%, 05/15/2023	130	133
3.400%, 05/01/2026	260	267
3.300%, 04/27/2025	120	123
2.500%, 09/26/2018	990	1,010
2.150%, 07/30/2018	71	72
1.700%, 04/27/2018	160	160
1.550%, 08/14/2017	580	582
1.212%, 08/25/2036 (C)	1,500	1,001
CME Group
3.000%, 03/15/2025	51	53
Commonwealth Bank of Australia
2.850%, 05/18/2026 (D)	465	471
2.250%, 03/16/2017 (D)	250	252
Cooperatieve Rabobank
3.375%, 01/19/2017	370	375
Cooperatieve Rabobank UA
4.625%, 12/01/2023	530	559
3.875%, 02/08/2022	30	32
Credit Agricole
8.375%, 12/31/2049 (C)(D)	170	190
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	280	279
4.550%, 04/17/2026 (D)	920	954
3.800%, 06/09/2023 (D)	600	598
3.450%, 04/16/2021 (D)	610	616
3.125%, 12/10/2020 (D)	350	350
DDR
4.625%, 07/15/2022	425	460
3.375%, 05/15/2023	355	353
Deutsche Bank
1.350%, 05/30/2017	460	457
Discover Bank
3.100%, 06/04/2020	500	511
Discover Financial Services
6.450%, 06/12/2017	250	260
Duke Realty
4.375%, 06/15/2022	50	54
Education Realty Operating Partnership
4.600%, 12/01/2024	505	517
ERP Operating
5.750%, 06/15/2017	125	130
4.625%, 12/15/2021	64	72
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,021	1,240

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fifth Third Bancorp
2.300%, 03/01/2019	$30	$31
Fifth Third Bank
2.875%, 10/01/2021	200	207
Goldman Sachs Group
7.500%, 02/15/2019	710	812
6.750%, 10/01/2037	442	545
6.250%, 02/01/2041	300	388
6.150%, 04/01/2018	780	840
6.000%, 06/15/2020	880	1,004
5.750%, 01/24/2022	300	348
5.375%, 03/15/2020	950	1,057
5.150%, 05/22/2045	140	146
4.750%, 10/21/2045	496	547
4.250%, 10/21/2025	575	594
4.000%, 03/03/2024	200	214
3.850%, 07/08/2024	121	128
3.750%, 02/25/2026	340	358
2.900%, 07/19/2018	220	226
2.750%, 09/15/2020	35	36
2.625%, 04/25/2021	1,280	1,298
2.375%, 01/22/2018	520	527
Guardian Life Global Funding MTN
2.000%, 04/26/2021 (D)	700	707
HBOS PLC MTN
6.750%, 05/21/2018 (D)	200	215
HCP
4.250%, 11/15/2023	580	602
4.000%, 12/01/2022	450	467
3.400%, 02/01/2025	57	55
2.625%, 02/01/2020	28	28
Healthcare Realty Trust
3.875%, 05/01/2025	200	201
3.750%, 04/15/2023	400	402
Highwoods Realty
5.850%, 03/15/2017	750	771
HSBC Bank PLC
4.125%, 08/12/2020 (D)	100	107
HSBC Finance
6.676%, 01/15/2021	850	952
HSBC Holdings
3.900%, 05/25/2026	1,100	1,132
HSBC Holdings PLC
5.250%, 03/14/2044	520	549
4.875%, 01/14/2022	100	110
4.300%, 03/08/2026	760	804
4.250%, 08/18/2025	250	252
4.000%, 03/30/2022	206	217
3.400%, 03/08/2021	1,079	1,112
HSBC USA
2.350%, 03/05/2020	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ING Bank
5.800%, 09/25/2023 (D)	$430	$472
Intercontinental Exchange
4.000%, 10/15/2023	65	70
2.500%, 10/15/2018	85	88
International Lease Finance
7.125%, 09/01/2018 (D)	500	549
6.750%, 09/01/2016 (D)	640	643
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (D)	510	467
Jackson National Life Global Funding
3.050%, 04/29/2026 (D)	525	532
JPMorgan Chase
4.950%, 06/01/2045	240	263
4.500%, 01/24/2022	660	734
4.125%, 12/15/2026	520	551
3.875%, 09/10/2024	20	21
3.625%, 05/13/2024	230	244
3.375%, 05/01/2023	140	143
3.300%, 04/01/2026	525	543
3.250%, 09/23/2022	240	251
3.200%, 01/25/2023	100	104
3.200%, 06/15/2026	785	807
3.150%, 07/05/2016	180	180
2.700%, 05/18/2023	1,285	1,298
2.550%, 03/01/2021	603	613
2.400%, 06/07/2021	610	618
2.250%, 01/23/2020	645	654
JPMorgan Chase Bank
6.000%, 10/01/2017	1,927	2,035
JPMorgan Chase Capital XIII
1.581%, 09/30/2034 (C)	500	399
KKR Group Finance II
5.500%, 02/01/2043 (D)	20	21
Lazard Group LLC
4.250%, 11/14/2020	345	367
3.750%, 02/13/2025	660	656
Liberty Mutual Group
4.850%, 08/01/2044 (D)	370	379
Liberty Mutual Insurance
8.500%, 05/15/2025 (D)	100	125
Lloyds Banking Group
3.100%, 07/06/2021	1,040	1,039
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (D)	310	347
Macquarie Bank
5.000%, 02/22/2017 (D)	170	174
Macquarie Group
6.250%, 01/14/2021 (D)	166	190
Marsh & McLennan
3.750%, 03/14/2026	405	427

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (D)	$295	$441
MetLife
6.400%, 12/15/2036	945	1,009
5.700%, 06/15/2035	15	18
4.600%, 05/13/2046	155	167
Metropolitan Life Global Funding MTN
2.500%, 12/03/2020 (D)	325	334
1.500%, 01/10/2018 (D)	313	315
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (D)	500	544
Mid-America Apartments
4.300%, 10/15/2023	140	151
4.000%, 11/15/2025	160	168
3.750%, 06/15/2024	440	456
Mizuho Bank
1.800%, 03/26/2018 (D)	200	201
Morgan Stanley MTN
7.300%, 05/13/2019	320	368
6.625%, 04/01/2018	2,050	2,222
5.950%, 12/28/2017	200	213
5.750%, 01/25/2021	100	114
5.625%, 09/23/2019	350	388
5.550%, 04/27/2017	100	103
5.450%, 01/09/2017	470	480
4.000%, 07/23/2025	1,158	1,240
2.500%, 04/21/2021	1,488	1,503
Murray Street Investment Trust I
4.647%, 03/09/2017 (F)	612	626
National City
6.875%, 05/15/2019	50	56
National City Bank
1.052%, 06/07/2017 (C)	600	599
Nationwide Mutual Insurance
2.943%, 12/15/2024 (C)(D)	760	752
New York Life Global Funding
2.150%, 06/18/2019 (D)	73	75
New York Life Insurance
6.750%, 11/15/2039 (D)	255	349
2.100%, 01/02/2019 (D)	330	337
Nordea Bank MTN
4.875%, 05/13/2021 (D)	250	275
2.250%, 05/27/2021 (D)	1,140	1,154
1.625%, 05/15/2018 (D)	220	221
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (D)	430	550
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (D)	50	51
Pipeline Funding
7.500%, 01/15/2030 (D)	444	489
PNC Bank MTN
2.400%, 10/18/2019	400	411

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.250%, 07/02/2019	$325	$332
Post Apartment Homes
4.750%, 10/15/2017	700	723
Pricoa Global Funding MTN
1.600%, 05/29/2018 (D)	150	151
Protective Life Global Funding
1.722%, 04/15/2019 (D)	870	875
Prudential Financial MTN
5.625%, 05/12/2041	10	12
Prudential Insurance of America
8.300%, 07/01/2025 (D)	150	200
Realty Income
3.250%, 10/15/2022	70	72
Regency Centers
5.875%, 06/15/2017	375	390
Royal Bank of Canada
2.300%, 07/20/2016	60	60
2.300%, 03/22/2021	605	624
2.000%, 10/01/2018	183	186
1.875%, 02/05/2020	180	182
1.200%, 01/23/2017	60	60
1.200%, 09/19/2017	140	140
Royal Bank of Scotland
4.650%, 06/04/2018	350	359
Santander Holdings USA
3.450%, 08/27/2018	230	235
Simon Property Group
4.375%, 03/01/2021	38	42
2.150%, 09/15/2017	125	126
Standard Chartered
5.700%, 03/26/2044 (D)	560	570
State Street
4.956%, 03/15/2018	270	283
3.700%, 11/20/2023	138	152
3.300%, 12/16/2024	70	75
Synchrony Financial
4.500%, 07/23/2025	460	477
Tanger Properties
3.875%, 12/01/2023	175	183
3.750%, 12/01/2024	195	200
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (D)	150	204
4.900%, 09/15/2044 (D)	305	342
Toronto-Dominion Bank
2.250%, 03/15/2021 (D)	1,125	1,154
1.750%, 07/23/2018	72	73
Trinity Acquisition
4.400%, 03/15/2026	125	130
3.500%, 09/15/2021	235	244
UBS MTN
1.800%, 03/26/2018	445	449

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.375%, 06/01/2017	$350	$351
UBS Group Funding Jersey
4.125%, 09/24/2025 (D)	230	238
4.125%, 04/15/2026 (D)	345	357
US Bancorp MTN
2.950%, 07/15/2022	25	26
US Bank
2.125%, 10/28/2019	260	266
Ventas Realty
4.125%, 01/15/2026	29	31
Visa
4.300%, 12/14/2045	120	139
3.150%, 12/14/2025	825	882
2.800%, 12/14/2022	840	886
Voya Financial
4.800%, 06/15/2046	140	141
3.650%, 06/15/2026	295	296
Wachovia Capital Trust III
5.570%, 12/31/2049 (C)	450	444
WEA Finance
3.750%, 09/17/2024 (D)	210	219
3.250%, 10/05/2020 (D)	705	734
Wells Fargo MTN
4.900%, 11/17/2045	384	420
4.650%, 11/04/2044	121	128
4.300%, 07/22/2027	533	575
4.125%, 08/15/2023	900	969
3.500%, 03/08/2022	430	461
3.450%, 02/13/2023	230	238
3.000%, 01/22/2021	575	601
3.000%, 04/22/2026	920	938
2.550%, 12/07/2020	46	47
2.150%, 01/30/2020	70	71
2.125%, 04/22/2019	70	72
Wells Fargo Bank
6.000%, 11/15/2017	590	628
1.650%, 01/22/2018	585	590
Welltower
6.125%, 04/15/2020	525	598
4.500%, 01/15/2024	102	111
Westpac Banking
4.875%, 11/19/2019	170	188
2.850%, 05/13/2026	260	264
2.450%, 11/28/2016 (D)	200	201
2.100%, 05/13/2021	695	704
		121,930

Health Care — 2.6%
AbbVie
4.500%, 05/14/2035	395	413
4.450%, 05/14/2046	295	299
4.400%, 11/06/2042	270	275

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.600%, 05/14/2025	$520	$545
3.200%, 11/06/2022	44	45
3.200%, 05/14/2026	660	669
2.900%, 11/06/2022	10	10
2.500%, 05/14/2020	665	680
1.750%, 11/06/2017	120	121
Actavis
3.250%, 10/01/2022	13	13
Actavis Funding SCS
4.750%, 03/15/2045	450	473
4.550%, 03/15/2035	260	267
3.800%, 03/15/2025	2,322	2,419
3.450%, 03/15/2022	1,095	1,137
2.350%, 03/12/2018	235	238
Aetna
3.200%, 06/15/2026	210	216
2.800%, 06/15/2023	1,875	1,916
2.400%, 06/15/2021	140	143
2.200%, 03/15/2019	180	183
Amgen
5.150%, 11/15/2041	760	865
4.663%, 06/15/2051 (D)	574	601
4.400%, 05/01/2045	262	272
3.875%, 11/15/2021	150	164
3.625%, 05/22/2024	30	32
2.125%, 05/01/2020	22	22
Anthem
4.625%, 05/15/2042	41	43
3.500%, 08/15/2024	90	93
3.125%, 05/15/2022	468	484
2.300%, 07/15/2018	65	66
AstraZeneca
3.375%, 11/16/2025	500	524
Baxalta
5.250%, 06/23/2045	452	490
4.000%, 06/23/2025	195	204
3.600%, 06/23/2022	627	647
2.875%, 06/23/2020	500	508
Bayer US Finance
3.375%, 10/08/2024 (D)	200	208
Becton Dickinson
4.685%, 12/15/2044	110	124
3.734%, 12/15/2024	166	179
2.675%, 12/15/2019	297	305
Biogen
5.200%, 09/15/2045	583	656
3.625%, 09/15/2022	170	180
Celgene
5.250%, 08/15/2043	40	45
5.000%, 08/15/2045	1,057	1,164
3.875%, 08/15/2025	190	203
3.625%, 05/15/2024	69	72

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.550%, 08/15/2022	$160	$168
2.875%, 08/15/2020	200	207
1.900%, 08/15/2017	63	63
EMD Finance
2.400%, 03/19/2020 (D)	670	679
Express Scripts Holding
4.800%, 07/15/2046	445	445
3.400%, 03/01/2027	550	549
2.650%, 02/15/2017	405	409
Forest Laboratories
5.000%, 12/15/2021 (D)	35	39
Gilead Sciences
5.650%, 12/01/2041	35	44
4.750%, 03/01/2046	340	387
4.500%, 02/01/2045	20	22
3.700%, 04/01/2024	350	379
3.650%, 03/01/2026	150	163
3.250%, 09/01/2022	296	315
GlaxoSmithKline Capital PLC
2.850%, 05/08/2022	170	179
1.500%, 05/08/2017	160	161
Humana
7.200%, 06/15/2018	159	176
4.625%, 12/01/2042	40	42
3.850%, 10/01/2024	495	529
3.150%, 12/01/2022	390	400
Johnson & Johnson
4.500%, 12/05/2043	250	313
3.700%, 03/01/2046	170	191
3.550%, 03/01/2036	410	453
2.450%, 03/01/2026	1,300	1,345
Medtronic
4.625%, 03/15/2045	60	71
4.375%, 03/15/2035	76	86
3.625%, 03/15/2024	170	187
3.500%, 03/15/2025	270	294
3.150%, 03/15/2022	65	69
Merck
2.750%, 02/10/2025	130	136
2.400%, 09/15/2022	29	30
2.350%, 02/10/2022	466	480
Mylan
2.550%, 03/28/2019	305	309
2.500%, 06/07/2019 (D)	900	912
New York and Presbyterian Hospital
3.563%, 08/01/2036	730	768
Novartis Capital
4.000%, 11/20/2045	200	228
Perrigo Finance Unlimited
3.900%, 12/15/2024	490	497
3.500%, 12/15/2021	200	206

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Pfizer
6.200%, 03/15/2019	$120	$136
Stryker
4.625%, 03/15/2046	675	758
Thermo Fisher Scientific
3.300%, 02/15/2022	465	482
UnitedHealth Group
4.625%, 07/15/2035	363	421
3.875%, 10/15/2020	180	198
3.750%, 07/15/2025	70	77
3.375%, 11/15/2021	75	81
3.350%, 07/15/2022	28	30
3.100%, 03/15/2026	415	433
2.875%, 12/15/2021	365	384
2.875%, 03/15/2023	50	52
Wyeth LLC
5.950%, 04/01/2037	130	173
		33,369

Industrials — 1.7%
ABB Finance USA
4.375%, 05/08/2042	30	34
American Airlines Pass-Through Trust, Ser 2013-2
4.950%, 01/15/2023	840	914
AP Moeller - Maersk
3.875%, 09/28/2025 (D)	275	278
Aviation Capital Group
6.750%, 04/06/2021 (D)	180	204
BAE Systems
4.750%, 10/11/2021 (D)	750	837
Boeing
4.875%, 02/15/2020	210	236
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	128
5.750%, 03/15/2018	950	1,024
5.400%, 06/01/2041	50	62
4.700%, 09/01/2045	270	317
4.150%, 04/01/2045	165	180
3.450%, 09/15/2021	91	99
Canadian Pacific Railway
6.125%, 09/15/2115	44	55
Caterpillar Financial Services MTN
2.750%, 08/20/2021	405	427
Catholic Health Initiatives
4.350%, 11/01/2042	30	30
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl A-1
7.256%, 03/15/2020	144	154
Continental Airlines Pass-Through Trust, Ser 2000-1, Cl A-1
8.048%, 11/01/2020	191	209

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	$633	$709
Continental Airlines Pass-Through Trust, Ser 2009-2, Cl A
7.250%, 11/10/2019	138	158
CSX
6.250%, 03/15/2018	155	168
3.950%, 05/01/2050	21	21
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	111	129
Delta Air Lines Pass-Through Trust, Ser 2010-1, Cl A
6.200%, 07/02/2018	316	338
Eaton
7.625%, 04/01/2024	75	96
4.150%, 11/02/2042	110	118
2.750%, 11/02/2022	450	461
1.500%, 11/02/2017	60	60
FedEx
4.550%, 04/01/2046	310	337
GE Capital International Funding
4.418%, 11/15/2035 (D)	1,630	1,828
2.342%, 11/15/2020 (D)	695	716
General Electric
6.875%, 01/10/2039	175	264
6.150%, 08/07/2037	254	353
6.000%, 08/07/2019	185	212
5.875%, 01/14/2038	154	208
5.625%, 09/15/2017	100	106
5.500%, 01/08/2020	180	206
5.400%, 02/15/2017	200	206
5.300%, 02/11/2021	109	127
4.650%, 10/17/2021	140	160
4.625%, 01/07/2021	135	153
4.500%, 03/11/2044	635	733
4.375%, 09/16/2020	10	11
3.100%, 01/09/2023	100	107
2.300%, 04/27/2017	45	45
2.200%, 01/09/2020	43	44
2.100%, 12/11/2019	30	31
1.106%, 08/15/2036 (C)	850	711
1.013%, 05/05/2026 (C)	155	146
Lockheed Martin
4.700%, 05/15/2046	250	294
4.070%, 12/15/2042	91	97
3.550%, 01/15/2026	1,020	1,108
3.350%, 09/15/2021	575	613
2.500%, 11/23/2020	430	444
2.125%, 09/15/2016	37	37

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Northrop Grumman
3.850%, 04/15/2045	$176	$183
3.250%, 08/01/2023	1,910	2,050
Penske Truck Leasing LP
3.375%, 02/01/2022 (D)	501	510
3.200%, 07/15/2020 (D)	450	460
3.050%, 01/09/2020 (D)	90	92
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (D)	760	806
Union Pacific
4.050%, 03/01/2046	315	346
United Technologies
8.875%, 11/15/2019	110	134
4.150%, 05/15/2045	59	65
US Airways Pass-Through Trust, Ser 1998-1A
6.850%, 01/30/2018	544	561
Valmont Industries
5.250%, 10/01/2054	245	219
Waste Management
4.600%, 03/01/2021	90	100
3.500%, 05/15/2024	90	97

		22,366

Information Technology — 1.3%
Alibaba Group Holding
3.600%, 11/28/2024	470	480
Apple
4.650%, 02/23/2046	890	1,005
4.375%, 05/13/2045	400	436
3.850%, 05/04/2043	500	502
3.450%, 02/09/2045	31	29
3.200%, 05/13/2025	64	68
2.850%, 05/06/2021	113	119
2.250%, 02/23/2021	691	711
2.150%, 02/09/2022	82	84
0.887%, 05/03/2018 (C)	69	69
Diamond 1 Finance
6.020%, 06/15/2026 (D)	745	777
4.420%, 06/15/2021 (D)	340	350
3.480%, 06/01/2019 (D)	535	548
Fidelity National Information Services
4.500%, 10/15/2022	200	222
3.625%, 10/15/2020	300	317
2.850%, 10/15/2018	475	487
Fortive
2.350%, 06/15/2021 (D)	205	208
Harris
5.054%, 04/27/2045	60	68
Hewlett Packard Enterprise
6.350%, 10/15/2045 (D)	480	478
4.900%, 10/15/2025 (D)	415	434

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Intel
3.700%, 07/29/2025	$83	$92
3.300%, 10/01/2021	35	38
3.100%, 07/29/2022	35	38
KLA-Tencor
4.125%, 11/01/2021	370	394
Lam Research
3.900%, 06/15/2026	260	274
2.800%, 06/15/2021	390	399
MasterCard
3.375%, 04/01/2024	250	271
Microsoft
4.750%, 11/03/2055	43	49
4.200%, 11/03/2035	301	341
4.000%, 02/12/2055	24	24
3.750%, 02/12/2045	330	335
3.625%, 12/15/2023	89	99
3.500%, 02/12/2035	557	576
2.375%, 02/12/2022	20	21
2.375%, 05/01/2023	20	20
Oracle
4.000%, 07/15/2046	320	323
3.900%, 05/15/2035	780	796
3.850%, 07/15/2036	220	220
2.650%, 07/15/2026	445	446
2.400%, 09/15/2023	1,840	1,846
1.900%, 09/15/2021	1,005	1,009
1.200%, 10/15/2017	250	251
Total System Services
4.800%, 04/01/2026	175	190
3.800%, 04/01/2021	195	206
TSMC Global
1.625%, 04/03/2018 (D)	460	461
Visa
2.200%, 12/14/2020	80	83

		16,194

Materials — 0.6%
Albemarle
5.450%, 12/01/2044	240	256
Barrick Gold
4.100%, 05/01/2023	38	40
Barrick North America Finance
5.700%, 05/30/2041	210	217
4.400%, 05/30/2021	320	345
BHP Billiton Finance USA
6.750%, 10/19/2075 (C)(D)	210	223
6.500%, 04/01/2019	125	142
5.000%, 09/30/2043	360	418
4.125%, 02/24/2042	40	41
3.850%, 09/30/2023	130	141
3.250%, 11/21/2021	330	349

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.875%, 02/24/2022	$30	$31
2.050%, 09/30/2018	44	45
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	170	181
Dow Chemical
5.250%, 11/15/2041	25	28
3.000%, 11/15/2022	800	822
Eastman Chemical
2.700%, 01/15/2020	435	447
Freeport-McMoRan
4.000%, 11/14/2021	280	253
Freeport-McMoran Oil & Gas
6.500%, 11/15/2020	23	23
Glencore Finance Canada
2.700%, 10/25/2017 (D)	250	249
Glencore Funding LLC
2.875%, 04/16/2020 (D)	220	207
2.500%, 01/15/2019 (D)	190	182
International Paper
5.150%, 05/15/2046	390	421
5.000%, 09/15/2035	445	482
LYB International Finance
4.875%, 03/15/2044	185	196
Mosaic
5.625%, 11/15/2043	95	105
OCP
4.500%, 10/22/2025 (D)	290	283
Rio Tinto Finance USA
3.750%, 09/20/2021	240	258
3.750%, 06/15/2025 (E)	510	533
Southern Copper
5.250%, 11/08/2042	370	328
Teck Resources
6.250%, 07/15/2041	5	4
Vale Overseas
6.875%, 11/21/2036	220	200
5.875%, 06/10/2021	485	486

		7,936

Telecommunication Services — 1.4%
America Movil
5.625%, 11/15/2017	400	422
1.656%, 09/12/2016 (C)	220	220
AT&T
6.300%, 01/15/2038	270	325
6.000%, 08/15/2040	290	339
5.800%, 02/15/2019	210	233
5.500%, 02/01/2018	100	106
5.150%, 03/15/2042	25	27
4.800%, 06/15/2044	345	354
4.750%, 05/15/2046	535	548
4.450%, 04/01/2024	1,035	1,137

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.350%, 06/15/2045	$110	$107
4.300%, 12/15/2042	200	194
3.950%, 01/15/2025	610	648
3.875%, 08/15/2021	250	269
3.800%, 03/15/2022	730	776
3.400%, 05/15/2025	2,269	2,321
3.000%, 06/30/2022	776	795
2.800%, 02/17/2021	435	446
1.600%, 02/15/2017	45	45
Bharti Airtel
4.375%, 06/10/2025 (D)	200	210
British Telecommunications
5.950%, 01/15/2018	200	214
CenturyLink
7.650%, 03/15/2042	15	13
Deutsche Telekom International Finance
2.250%, 03/06/2017 (D)	770	775
Nippon Telegraph & Telephone
1.400%, 07/18/2017	65	65
Telefonica Emisiones
5.462%, 02/16/2021	23	26
5.134%, 04/27/2020	362	400
Verizon Communications
6.550%, 09/15/2043	262	353
6.400%, 09/15/2033	367	469
5.150%, 09/15/2023	1,050	1,223
5.050%, 03/15/2034	92	102
4.862%, 08/21/2046	1,047	1,145
4.522%, 09/15/2048	615	640
4.400%, 11/01/2034	1,362	1,404
4.272%, 01/15/2036	520	532
3.850%, 11/01/2042	200	188
2.450%, 11/01/2022	90	91
Verizon Global Funding
5.850%, 09/15/2035	40	48
Vodafone Group PLC
2.950%, 02/19/2023	380	381

		17,591

Utilities — 2.2%
AEP Texas Central
6.650%, 02/15/2033	500	644
AEP Texas Central Transition Funding II
5.170%, 01/01/2018	390	402
AGL Capital
6.375%, 07/15/2016	50	50
American Electric Power
1.650%, 12/15/2017	423	424
Arizona Public Service
2.200%, 01/15/2020	20	21
Berkshire Hathaway Energy
4.500%, 02/01/2045	320	359

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 11/15/2023	$156	$171
Boston Gas
4.487%, 02/15/2042 (D)	35	38
Carolina Power & Light
5.300%, 01/15/2019	175	193
3.000%, 09/15/2021	194	207
2.800%, 05/15/2022	25	26
Cleco Corporate Holdings
4.973%, 05/01/2046 (D)	235	247
Cleco Power
6.000%, 12/01/2040	700	880
Commonwealth Edison
3.700%, 03/01/2045	95	97
Consolidated Edison of New York
4.450%, 03/15/2044	470	529
3.850%, 06/15/2046	265	275
Dominion Resources
4.700%, 12/01/2044	285	309
4.104%, 04/01/2021	800	847
3.900%, 10/01/2025	107	115
2.962%, 07/01/2019 (F)	175	178
2.500%, 12/01/2019	385	393
Duke Energy
4.800%, 12/15/2045	175	203
3.750%, 04/15/2024	155	166
3.550%, 09/15/2021	76	81
Duke Energy Carolinas
4.300%, 06/15/2020	39	44
4.250%, 12/15/2041	28	31
3.875%, 03/15/2046	175	188
2.500%, 03/15/2023	345	357
Duke Energy Florida
3.850%, 11/15/2042	215	227
Duke Energy Indiana
4.200%, 03/15/2042	30	33
3.750%, 07/15/2020	52	56
Duke Energy Progress
4.100%, 05/15/2042	425	465
3.250%, 08/15/2025	255	276
Duquesne Light Holdings
6.400%, 09/15/2020 (D)	500	575
Electricite de France
6.000%, 01/22/2114 (D)	80	85
5.250%, 10/13/2055 (D)	275	287
Emera US Finance
2.700%, 06/15/2021 (D)	1,102	1,123
Entergy
5.125%, 09/15/2020	400	438
4.700%, 01/15/2017	500	507
Entergy Louisiana
3.050%, 06/01/2031	260	266

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Exelon
3.950%, 06/15/2025	$375	$401
3.400%, 04/15/2026	695	726
FirstEnergy
4.250%, 03/15/2023	340	351
2.750%, 03/15/2018	70	71
FirstEnergy, Ser C
7.375%, 11/15/2031	480	596
Indiana Michigan Power
4.550%, 03/15/2046	500	556
ITC Holdings
3.650%, 06/15/2024	633	659
Jersey Central Power & Light
7.350%, 02/01/2019	100	113
4.700%, 04/01/2024 (D)	200	219
Kansas City Power & Light
5.300%, 10/01/2041	100	119
KeySpan Gas East
5.819%, 04/01/2041 (D)	400	496
Metropolitan Edison
3.500%, 03/15/2023 (D)	350	360
MidAmerican Energy
4.250%, 05/01/2046	440	497
3.500%, 10/15/2024	240	263
MidAmerican Energy Holdings
6.500%, 09/15/2037	200	275
NextEra Energy Capital Holdings
2.300%, 04/01/2019	500	510
NiSource Finance
5.800%, 02/01/2042	149	191
Oncor Electric Delivery LLC
6.800%, 09/01/2018	460	511
5.250%, 09/30/2040	250	306
Pacific Gas & Electric
8.250%, 10/15/2018	180	207
6.050%, 03/01/2034	230	307
5.800%, 03/01/2037	70	91
5.625%, 11/30/2017	525	557
5.400%, 01/15/2040	42	54
4.500%, 12/15/2041	48	54
3.250%, 09/15/2021	12	13
2.950%, 03/01/2026	295	307
PECO Energy
4.150%, 10/01/2044	385	439
3.150%, 10/15/2025	330	353
PPL Capital Funding
3.100%, 05/15/2026	685	692
PPL Electric Utilities
4.150%, 10/01/2045	275	310
Progress Energy
3.150%, 04/01/2022	280	291

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PSEG Power LLC
2.750%, 09/15/2016	$200	$201
Public Service of New Hampshire
3.500%, 11/01/2023	205	220
Puget Energy
6.000%, 09/01/2021	470	547
Sempra Energy
2.850%, 11/15/2020	445	461
Sierra Pacific Power
2.600%, 05/01/2026 (D)	385	394
Southern
4.400%, 07/01/2046	340	365
2.150%, 09/01/2019	375	382
Southern California Edison
4.050%, 03/15/2042	5	6
3.500%, 10/01/2023	205	224
Southern California Gas
2.600%, 06/15/2026	490	503
Southwestern Electric Power
3.900%, 04/01/2045	250	248
Texas-New Mexico Power
9.500%, 04/01/2019 (D)	1,100	1,301
Virginia Electric & Power
4.650%, 08/15/2043	245	288
3.150%, 01/15/2026	270	285
2.950%, 01/15/2022	330	348
Westar Energy
2.550%, 07/01/2026	495	495

		28,976

Total Corporate Obligations
(Cost $316,960) ($ Thousands)		332,609

ASSET-BACKED SECURITIES — 8.6%

Automotive — 2.2%
Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.530%, 04/15/2019	297	299
Ally Auto Receivables Trust, Ser 2015-1, Cl A3
1.390%, 09/16/2019	400	402
Ally Auto Receivables Trust, Ser 2016-1, Cl A2A
1.200%, 08/15/2018	279	279
Ally Auto Receivables Trust, Ser 2016-3, Cl A2
1.190%, 12/17/2018	585	586
AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A3
0.900%, 09/10/2018	67	67
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (D)	336	337

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (D)	$190	$195
Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A
2.500%, 02/20/2021 (D)	310	313
Avis Budget Rental Car Funding AESOP, Ser 2016-2A, Cl A
2.720%, 11/20/2022 (D)	712	725
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (D)	194	195
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	148	148
California Republic Auto Receivables Trust, Ser 2014-3, Cl A4
1.790%, 03/16/2020	154	155
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/2020	284	287
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	325	326
California Republic Auto Receivables Trust, Ser 2015-4, Cl A2
1.600%, 09/17/2018 (D)	215	216
California Republic Auto Receivables Trust, Ser 2015-4, Cl A4
2.580%, 06/15/2021 (D)	316	325
California Republic Auto Receivables Trust, Ser 2016-1, Cl A3
1.890%, 05/15/2020	544	552
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/2021	303	309
California Republic Auto Receivables Trust, Ser 2016-2, Cl A4
1.830%, 12/15/2021	507	510
California Republic Auto Receivables Trust, Ser 2016-2, Cl A2
1.340%, 03/15/2019	289	289
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	155	155
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	135	135
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	358	358

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	$343	$344
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A4
1.620%, 10/22/2018	137	137
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A4
1.830%, 04/22/2019	175	176
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A3
1.610%, 06/20/2019	432	434
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A4
1.860%, 10/21/2019	238	240
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A3
1.730%, 09/20/2019	343	345
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A2
1.390%, 09/20/2018	237	237
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A4
1.970%, 01/21/2020	509	511
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A1A
1.390%, 02/20/2018 (D)	943	944
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A3
1.940%, 01/21/2020	383	388
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A4
2.010%, 07/20/2020	201	201
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A3
1.830%, 03/20/2020	558	561
Capital Auto Receivables Asset Trust, Ser 2015-4, Cl A2
1.620%, 03/20/2019	244	245
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A3
1.730%, 04/20/2020	575	576
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A2A
1.500%, 11/20/2018	705	706
Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A4
1.980%, 10/20/2020	260	262
CarFinance Capital Auto Trust, Ser 2015-1A, Cl A
1.750%, 06/15/2021 (D)	52	52

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CFC LLC, Ser 2014-1A, Cl A
1.460%, 12/17/2018 (D)	$21	$21
Chrysler Capital Auto Receivables Trust, Ser 2016-AA, Cl A3
1.770%, 10/15/2020 (D)	882	888
Fifth Third Auto Trust, Ser 2013-1, Cl A3
0.880%, 10/16/2017	5	5
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A3
0.890%, 09/15/2017	24	24
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/2017	22	22
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (D)	1,303	1,329
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (D)	675	685
Ford Credit Auto Owner Trust, Ser 2015-2, Cl A
2.440%, 01/15/2027 (D)	798	826
Ford Credit Auto Owner Trust, Ser 2016-1, Cl A
2.310%, 08/15/2027 (D)	1,577	1,624
Ford Credit Auto Owner Trust, Ser 2016-2, Cl A
2.030%, 12/15/2027 (D)	1,319	1,319
Ford Credit Auto Owner Trust, Ser 2016-B, Cl A4
1.520%, 08/15/2021	240	242
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	421	423
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	275	275
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	170	170
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	640	641
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
1.005%, 01/15/2022 (C)	528	526
Ford Credit Floorplan Master Owner Trust, Ser 2016-1, Cl A2
1.335%, 02/15/2021 (C)	360	362
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (D)	625	625
Hertz Vehicle Financing, Ser 2015-1A, Cl A
2.730%, 03/25/2021 (D)	269	273
Hertz Vehicle Financing, Ser 2016-3A, Cl A
2.270%, 07/25/2020 (D)	573	579
Hertz Vehicle Financing, Ser 2016-4A, Cl A
2.650%, 07/15/2022 (D)	518	527

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust, Ser 2014-3, Cl A3
0.880%, 07/15/2017	$440	$439
Honda Auto Receivables Owner Trust, Ser 2015-4, Cl A2
0.820%, 07/23/2018	573	573
Honda Auto Receivables Owner Trust, Ser 2016-2, Cl A2
1.130%, 09/17/2018	640	642
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A4
1.010%, 02/15/2019	112	112
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	554	554
Santander Drive Auto Receivables Trust, Ser 2016-2, Cl A2A
1.380%, 07/15/2019	739	739

		27,967

Credit Cards — 0.6%
American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	411	413
BA Credit Card Trust, Ser 2014-A3, Cl A
0.724%, 01/15/2020 (C)	585	586
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A1
1.390%, 01/15/2021	52	52
Capital One Multi-Asset Execution Trust, Ser 2016-A1, Cl A1
0.900%, 02/15/2022 (C)	1,860	1,862
Capital One Multi-Asset Execution Trust, Ser 2016-A2, Cl A2
1.080%, 02/15/2024 (C)	984	986
Chase Issuance Trust, Ser 2012-A2, Cl A2
0.712%, 05/15/2019 (C)	570	570
Citibank Credit Card Issuance Trust, Ser 2013- A2, Cl A2
0.732%, 05/26/2020 (C)	272	272
Discover Card Execution Note Trust, Ser 2016- A2, Cl A2
0.982%, 09/15/2021 (C)	1,699	1,706
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	1,290	1,311
World Financial Network Credit Card Master Trust, Ser 2014-C, Cl A
1.540%, 08/16/2021	87	87

		7,845

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)

Mortgage Related Securities — 0.5%
ABFC Trust, Ser 2004-OPT4, Cl A2
1.066%, 04/25/2034 (C)	$62	$61
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.496%, 01/25/2034 (C)	505	452
Aegis Asset-Backed Securities Trust, Ser 2004-5, Cl M1
1.421%, 12/25/2034 (C)	163	162
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2003-9, Cl AV1
1.213%, 09/25/2033 (C)	153	141
Argent Securities, Ser 2003-W5, Cl M1
1.503%, 10/25/2033 (C)	376	367
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
1.421%, 12/25/2034 (C)	429	404
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.846%, 08/25/2043 (C)	247	243
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/2034	370	383
Citigroup Global Markets Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (D)	26	26
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	0	–
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
0.919%, 03/20/2036 (C)	2,000	1,895
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.638%, 03/20/2036 (C)	23	23
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.639%, 11/20/2036 (C)	233	232
Morgan Stanley Capital I Trust, Ser 2005-HE5, Cl M1
1.076%, 09/25/2035 (C)	251	250
Morgan Stanley Capital I Trust, Ser 2005-HE6, Cl A2C
0.773%, 11/25/2035 (C)	169	168
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
1.173%, 10/25/2033 (C)(D)	152	138
New Century Home Equity Loan Trust, Ser 2005-3, Cl M1
0.926%, 07/25/2035 (C)	134	134

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nomura Home Equity Loan Home Equity Loan Trust, Ser 2006-HE1, Cl A4
0.736%, 02/25/2036 (C)	$756	$754
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M4
2.103%, 03/25/2035 (C)	435	431
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	20	21

		6,285

Other Asset-Backed Securities — 5.3%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.239%, 12/27/2022 (C)(D)	56	56
Academic Loan Funding Trust, Ser 2013-1A, Cl A
1.253%, 12/26/2044 (C)(D)	153	149
Airspeed, Ser 2007-1A, Cl G2
0.722%, 06/15/2032 (C)(D)	395	323
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,984	1,990
Ally Master Owner Trust, Ser 2014-3, Cl A
1.330%, 03/15/2019	175	175
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	1,697	1,701
Ally Master Owner Trust, Ser 2014-5, Cl A1
0.932%, 10/15/2019 (C)	818	818
Ally Master Owner Trust, Ser 2015-2, Cl A1
1.005%, 01/15/2021 (C)	379	378
Ballyrock CLO, Ser 2014-1A, Cl A1
2.104%, 10/20/2026 (C)(D)	150	149
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.862%, 02/25/2035 (C)	850	816
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.638%, 10/27/2036 (C)	400	374
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
0.883%, 02/25/2031 (C)(D)	154	145
Carlyle Global Market Strategies Commodities Funding, Ser 2014-1A, Cl A
2.574%, 10/15/2021 (C)(D)	224	220
Cent 18, Ser 2013-18A, Cl A
1.758%, 07/23/2025 (C)(D)	500	492
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.199%, 11/25/2034	93	97
CIT Education Loan Trust, Ser 2007-1, Cl A
0.720%, 03/25/2042 (C)(D)	528	491

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (D)	$64	$64
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
0.953%, 10/25/2034 (C)	614	566
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.993%, 12/25/2034 (C)	511	480
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
5.264%, 04/25/2047	482	463
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.582%, 07/15/2036 (C)	933	819
CWHEQ Revolving Home Equity Loan Trust, Ser 2005-D, Cl 2A
0.632%, 11/15/2035 (C)	416	363
DRB Prime Student Loan Trust, Ser 2015-B, Cl A2
3.170%, 07/25/2031 (D)	303	307
Educational Funding of the South, Ser 2011-1, Cl A2
1.288%, 04/25/2035 (C)	345	338
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.453%, 08/25/2034 (C)	924	864
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF4, Cl M1
1.098%, 05/25/2035 (C)	95	95
Flatiron CLO, Ser 2014-1A, Cl A1
2.000%, 07/17/2026 (C)(D)	500	496
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (D)	340	321
GSAMP Trust, Ser 2005-HE4, Cl M1
0.903%, 07/25/2045 (C)	232	232
Higher Education Funding, Ser 2014-1, Cl A
1.712%, 05/25/2034 (C)(D)	455	447
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	282	296
JGWPT XXXI LLC, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (D)	268	280
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	382	382
JGWPT XXXIII, Ser 2014-3A, Cl A
3.500%, 06/15/2077 (D)	186	189
JPMorgan Chase Acquisition, Ser 2005-OPT1, Cl M1
0.903%, 06/25/2035 (C)	516	514
Lehman Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	188	193

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Magnetite XII, Ser 2015-12A, Cl A
2.122%, 04/15/2027 (C)(D)	$200	$199
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	747	796
Navient Private Education Loan Trust, Ser 2014-AA, Cl A2B
1.685%, 02/15/2029 (C)(D)	388	385
Navient Private Education Loan Trust, Ser 2014-CTA, Cl A
1.135%, 09/16/2024 (C)(D)	471	468
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2B
1.635%, 12/15/2028 (C)(D)	128	127
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2A
2.650%, 12/15/2028 (D)	178	182
Navient Private Education Loan Trust, Ser 2015-CA, Cl A
1.933%, 01/16/2035 (C)(D)	369	370
Navient Private Education Loan Trust, Ser 2015-CA, Cl B
3.250%, 05/15/2040 (D)	239	235
Navient Private Education Loan Trust, Ser 2016-AA, Cl A1
1.533%, 12/15/2025 (C)(D)	288	288
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
2.583%, 12/15/2045 (C)(D)	708	714
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2A
3.910%, 12/15/2045 (D)	631	666
Navient Student Loan Trust, Ser 2016-2, Cl A3
1.953%, 06/25/2065 (C)(D)	870	884
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.963%, 06/25/2031 (C)	1,005	966
Navient Student Loan Trust, Ser 2014-2, Cl A
1.093%, 03/25/2083 (C)	858	816
Navient Student Loan Trust, Ser 2014-3, Cl A
1.073%, 03/25/2083 (C)	861	824
Navient Student Loan Trust, Ser 2014-4, Cl A
1.073%, 03/25/2083 (C)	492	470
Navient Student Loan Trust, Ser 2014-8, Cl A2
0.893%, 04/25/2023 (C)	639	633
Navient Student Loan Trust, Ser 2014-8, Cl B
1.953%, 07/26/2049 (C)	54	48
NCSEA, Ser 2011-2, Cl A2
1.438%, 07/25/2025 (C)	370	364
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
1.289%, 07/27/2037 (C)(D)	950	882
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.818%, 10/27/2036 (C)	428	407

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.798%, 01/25/2037 (C)	$349	$334
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.748%, 10/25/2033 (C)	492	462
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.724%, 03/23/2037 (C)	393	368
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.744%, 12/24/2035 (C)	1,624	1,526
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.827%, 03/22/2032 (C)	161	145
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.990%, 03/25/2026 (C)(D)	130	125
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
2.279%, 11/25/2024 (C)	630	635
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
1.253%, 04/25/2046 (C)(D)	114	113
Nelnet Student Loan Trust, Ser 2011-1A, Cl A
1.303%, 02/25/2043 (C)(D)	672	660
Nelnet Student Loan Trust, Ser 2013-5A, Cl A
1.076%, 05/25/2027 (C)(D)	595	579
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.396%, 11/25/2043 (C)(D)	500	450
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
1.046%, 09/25/2042 (C)(D)	965	911
OneMain Financial Issuance Trust, Ser 2016- 2A, Cl A
4.100%, 03/20/2028 (D)	290	299
Ownit Mortgage Loan Trust Series 2005-3, Ser 2005-3, Cl A3
1.453%, 06/25/2036 (C)	1,442	1,428
Park Place Securities, Ser 2004-MCW1, Cl M1
1.384%, 10/25/2034 (C)	4	4
Park Place Securities, Ser 2004-WCW1, Cl M2
1.466%, 09/25/2034 (C)	175	175
RAMP Trust, Ser 2006-RZ1, Cl M1
0.853%, 03/25/2036 (C)	1,700	1,643
RAMP Trust, Ser 2005-EFC5, Cl M1
0.853%, 10/25/2035 (C)	387	385
RAMP Trust, Ser 2005-RZ3, Cl A3
0.853%, 09/25/2035 (C)	188	187
RAMP Trust, Ser 2006-RZ1, Cl A3
0.753%, 03/25/2036 (C)	97	96
RSB BondCo, Ser 2007-A, Cl A3
5.820%, 06/28/2019	276	282
Scholar Funding Trust, Ser 2011-A, Cl A
1.534%, 10/28/2043 (C)(D)	258	245
SLC Student Loan Trust, Ser 2007-2, Cl A2
1.018%, 05/15/2028 (C)	91	90
SLM Private Education Loan Trust, Ser 2012-C, Cl A1
1.533%, 08/15/2023 (C)(D)	35	35

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (D)	$667	$675
SLM Private Education Loan Trust, Ser 2012-E, Cl A1
1.183%, 10/16/2023 (C)(D)	17	17
SLM Private Education Loan Trust, Ser 2012-E, Cl A2B
2.183%, 06/15/2045 (C)(D)	274	276
SLM Private Education Loan Trust, Ser 2013-1, Cl B
2.253%, 11/25/2043 (C)	180	162
SLM Private Education Loan Trust, Ser 2013-A, Cl A1
1.042%, 08/15/2022 (C)(D)	84	84
SLM Private Education Loan Trust, Ser 2013-A, Cl A2B
1.483%, 05/17/2027 (C)(D)	314	313
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
1.083%, 07/15/2022 (C)(D)	128	128
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (D)	617	616
SLM Student Loan Trust, Ser 2009-3, Cl A
1.203%, 01/25/2045 (C)(D)	931	887
SLM Student Loan Trust, Ser 2003-11, Cl A6
1.403%, 12/15/2025 (C)(D)	350	337
SLM Student Loan Trust, Ser 2004-10, Cl A6A
1.188%, 04/27/2026 (C)(D)	676	669
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.808%, 07/25/2023 (C)	448	443
SLM Student Loan Trust, Ser 2004-8, Cl B
1.098%, 01/25/2040 (C)	112	96
SLM Student Loan Trust, Ser 2005-5, Cl A4
0.778%, 10/25/2028 (C)	574	539
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.738%, 04/25/2025 (C)	47	47
SLM Student Loan Trust, Ser 2005-6, Cl A6
0.778%, 10/27/2031 (C)	1,119	1,069
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.838%, 07/27/2026 (C)	113	114
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.788%, 10/25/2029 (C)	337	321
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.758%, 01/27/2025 (C)	212	211
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.808%, 01/25/2041 (C)	540	477
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.738%, 01/25/2021 (C)	531	505
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.798%, 01/25/2041 (C)	540	466

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	27

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2007-2, Cl B
0.808%, 07/25/2025 (C)	$178	$140
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.698%, 07/25/2022 (C)	618	579
SLM Student Loan Trust, Ser 2007-2, Cl A3
0.678%, 01/25/2019 (C)	535	526
SLM Student Loan Trust, Ser 2007-3, Cl A3
0.678%, 04/25/2019 (C)	734	729
SLM Student Loan Trust, Ser 2007-5, Cl A5
0.718%, 01/25/2024 (C)	188	183
SLM Student Loan Trust, Ser 2007-6, Cl B
1.488%, 04/27/2043 (C)	131	111
SLM Student Loan Trust, Ser 2007-7, Cl B
1.388%, 10/25/2028 (C)	250	198
SLM Student Loan Trust, Ser 2008-2, Cl B
1.838%, 01/25/2083 (C)	160	138
SLM Student Loan Trust, Ser 2008-3, Cl B
1.838%, 04/26/2083 (C)	160	135
SLM Student Loan Trust, Ser 2008-4, Cl A4
2.288%, 07/25/2022 (C)	1,300	1,301
SLM Student Loan Trust, Ser 2008-4, Cl B
2.488%, 04/25/2029 (C)	160	143
SLM Student Loan Trust, Ser 2008-5, Cl B
2.488%, 07/25/2029 (C)	160	144
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.338%, 07/25/2023 (C)	906	907
SLM Student Loan Trust, Ser 2008-6, Cl B
2.488%, 07/26/2083 (C)	160	149
SLM Student Loan Trust, Ser 2008-7, Cl B
2.488%, 07/26/2083 (C)	160	140
SLM Student Loan Trust, Ser 2008-8, Cl B
2.888%, 10/25/2029 (C)	160	153
SLM Student Loan Trust, Ser 2008-9, Cl A
2.138%, 04/25/2023 (C)	752	752
SLM Student Loan Trust, Ser 2008-9, Cl B
2.888%, 10/25/2083 (C)	160	152
SLM Student Loan Trust, Ser 2010-1, Cl A
0.853%, 03/25/2025 (C)	229	221
SLM Student Loan Trust, Ser 2012-6, Cl B
1.453%, 04/27/2043 (C)	249	214
SLM Student Loan Trust, Ser 2012-6, Cl A3
1.203%, 05/26/2026 (C)	211	205
SLM Student Loan Trust, Ser 2012-B, Cl A2
3.480%, 10/15/2030 (D)	132	135
SLM Student Loan Trust, Ser 2013-3, Cl B
1.953%, 09/25/2043 (C)	136	123
SLM Student Loan Trust, Ser 2013-4, Cl A
1.003%, 06/25/2027 (C)	295	282
SLM Student Loan Trust, Ser 2013-6, Cl A3
1.103%, 06/25/2055 (C)	785	768
SLM Student Loan Trust, Ser 2013-A, Cl A2A
1.770%, 05/17/2027 (D)	145	145

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (D)	$319	$327
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (D)	407	401
SLM Student Loan Trust, Ser 2014-2, Cl A3
1.043%, 03/25/2055 (C)	1,211	1,154
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (D)	225	228
Small Business Administration, Ser 2013-20L, Cl 1
3.380%, 12/01/2033	149	160
Small Business Administration, Ser 2016-20A, Cl 1
2.780%, 01/01/2036	110	115
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
1.433%, 06/15/2027 (C)(D)	634	609
SMB Private Education Loan Trust, Ser 2015-A, Cl A1
1.033%, 07/17/2023 (C)(D)	88	88
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (D)	593	598
SMB Private Education Loan Trust, Ser 2015-B, Cl A1
1.142%, 02/15/2023 (C)(D)	149	149
SMB Private Education Loan Trust, Ser 2015-B, Cl A2A
2.980%, 07/15/2027 (D)	1,157	1,198
SMB Private Education Loan Trust, Ser 2015-B, Cl A2B
1.633%, 07/15/2027 (C)(D)	637	631
SMB Private Education Loan Trust, Ser 2015-C, Cl A2A
2.750%, 07/15/2027 (D)	724	739
SMB Private Education Loan Trust, Ser 2015-C, Cl A1
1.333%, 07/15/2022 (C)(D)	352	352
SMB Private Education Loan Trust, Ser 2015-C, Cl A2B
1.833%, 07/15/2027 (C)(D)	220	220
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (D)	1,072	1,086
SMB Private Education Loan Trust, Ser 2016-A, Cl A1
1.136%, 05/15/2023 (C)(D)	564	564
SMB Private Education Loan Trust, Ser 2016-A, Cl A2B
1.936%, 05/15/2031 (C)(D)	818	818

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
1.003%, 09/25/2034 (C)		$495	$473
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl A3
1.046%, 05/25/2035 (C)		673	673
Trade Maps, Ser 2013-1A, Cl A
1.145%, 12/10/2018 (C)(D)		737	734
United States Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/2035		67	69
VOLT XL, Ser 2015-NP14, Cl A1
4.375%, 11/27/2045 (D)		225	225
Voya CLO, Ser 2014-2A, Cl A1
2.083%, 07/17/2026 (C)(D)		500	497
Voya, Ser 2014-1A, Cl A1
2.133%, 04/18/2026 (C)(D)		540	539

			67,756

Total Asset-Backed Securities (Cost $109,092) ($ Thousands)			109,853

SOVEREIGN DEBT — 2.6%
Abu Dhabi Government International Bond
3.125%, 05/03/2026 (D)		940	968
2.125%, 05/03/2021 (D)		760	769
Colombia Government International Bond
5.625%, 02/26/2044		1,070	1,185
FMS Wertmanagement AoeR
1.000%, 11/21/2017		200	201
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/2022		476	507
Indonesia Government International Bond MTN
3.750%, 04/25/2022 (D)		470	486
Israel Government International Bond
4.500%, 01/30/2043		365	409
Japan Treasury Discount Bills
-0.197%, 07/25/2016 (G)	JPY	160,000	1,560
-0.198%, 07/19/2016 (G)		160,000	1,560
-0.227%, 08/08/2016 (G)		160,000	1,560
-0.237%, 08/22/2016 (G)		160,000	1,560
-0.247%, 08/01/2016 (G)		170,000	1,657
-0.276%, 09/05/2016 (G)		510,000	4,973
-0.276%, 09/20/2016 (G)		190,000	1,853
Mexico Government International Bond MTN
6.050%, 01/11/2040		$100	126
5.750%, 10/12/2110		395	436
5.550%, 01/21/2045		3,172	3,798
4.750%, 03/08/2044		60	65
4.125%, 01/21/2026		1,209	1,311
3.600%, 01/30/2025		520	543

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Peruvian Government International Bond
6.550%, 03/14/2037	$50	$68
5.625%, 11/18/2050	414	513
Poland Government International Bond
5.000%, 03/23/2022	100	112
4.000%, 01/22/2024	1,257	1,358
Province of Ontario Canada
2.500%, 04/27/2026	433	448
1.625%, 01/18/2019	520	527
1.250%, 06/17/2019	522	524
Province of Quebec Canada
2.625%, 02/13/2023	620	651
Qatar Government International Bond
3.250%, 06/02/2026 (D)	345	352
2.375%, 06/02/2021 (D)	615	622
Russia Government International Bond
7.500%, 03/31/2030 (D)	657	801
Slovenia Government International Bond
5.850%, 05/10/2023 (D)	422	490
5.500%, 10/26/2022 (D)	400	454
5.250%, 02/18/2024 (D)	615	693

Total Sovereign Debt (Cost $30,852) ($ Thousands)		33,140

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%
FHLB
1.250%, 06/28/2030 (F)	1,110	1,113
0.875%, 05/24/2017	10	10
0.341%, 08/12/2016	8,025	8,023
FHLB (A)
0.430%, 07/18/2016	1,875	1,875
0.345%, 07/07/2016	9,495	9,494
FICO STRIPS
9.800%, 11/30/2017	875	988
0.000%, 05/11/2018	460	453
FNMA
2.628%, 10/09/2019	4,270	4,102
Tennessee Valley Authority
4.250%, 09/15/2065	327	384
2.875%, 09/15/2024	775	841

Total U.S. Government Agency Obligations (Cost $26,951) ($ Thousands)		27,283

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	29

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.4%

California — 0.1%
California State, Build America Project, GO
7.600%, 11/01/2040	$375	$606
6.650%, 03/01/2022	250	309
California State, GO
6.200%, 03/01/2019	300	339
Los Angeles, Community College District, Build
America Project, GO
6.750%, 08/01/2049	415	661

		1,915

Nevada — 0.1%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	590	912

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, Ser C, RB
7.102%, 01/01/2041	386	587

New York — 0.1%
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	575	658
New York City, Transitional Finance Authority, Future Tax Secured, RB
5.508%, 08/01/2037	275	360

		1,018

Ohio — 0.0%
Ohio State University, Ser A, RB
4.800%, 06/01/2111	171	191

Texas — 0.1%
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	501	767

Total Municipal Bonds (Cost $4,538) ($ Thousands)		5,390

	Shares

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.430% **†(H)	593,137	593

Total Affiliated Partnership (Cost $593) ($ Thousands)		593

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl A 0.170% **†	25,049,775	$25,050

Total Cash Equivalent (Cost $25,050) ($ Thousands)		25,050

Total Investments — 106.7% (Cost $1,333,512) ($ Thousands) @		$1,374,756

	Contracts

WRITTEN OPTIONS*(I) — 0.0%
August 2016, U.S. 10 Year U.S. Treasury Note Future Option Call, Expires 07/16/2016
Strike Price $133.50	(15)	(7)
August 2016, U.S. Treasury Long Bond Future Option Call, Expires 07/16/2016
Strike Price $178.00	(14)	(5)
July 2016, U.S. 10 Year Treasury Note Week 1 Option Call, Expires 07/16/2016
Strike Price $132.25	(6)	(5)
Total Written Options (Premiums Received $16) ($ Thousands)		$(17)

30	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

90-Day Euro$	(401)	Dec-2016	$(221)
90-Day Euro$	(59)	Dec-2017	(80)
90-Day Euro$	51	Mar-2017	62
U.S. 10-Year Treasury Note	(10)	Sep-2016	(53)
U.S. 10-Year Treasury Note	(163)	Sep-2016	(387)
U.S. 2-Year Treasury Note	43	Sep-2016	63
U.S. 5-Year Treasury Note	63	Jun-2016	93
U.S. 5-Year Treasury Note	656	Sep-2016	1,259
U.S. Long Treasury Bond	(265)	Sep-2016	(2,469)
U.S. Ultra Long Treasury Bond	(46)	Sep-2016	(521)

			$(2,254)

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2016 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
07/05/16	USD	1,476	JPY	160,000	$83
07/05/16-09/20/16	JPY	1,670,000	USD	15,382	(925)

					$(842)

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(1,858)	$1,801	$(57)
Barclays PLC	(1,561)	1,462	(99)
JPMorgan Chase Bank	(14,364)	13,678	(686)

			$(842)

For the period ended June 30, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of outstanding centrally cleared swap contracts held by the Fund at June 30, 2016 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	3.68%	3 Month USD - LIBOR	11/15/43	USD	$ 725	$ (308)
Citigroup	2.71%	3 Month USD - LIBOR	08/15/42	USD	830	(172)
						$ (480)

Percentages are based on a Net Assets of $1,288,267 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2016.
†	Investment in Affiliated Security.
(A)	The rate reported is the effective yield at time of purchase.
(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2016.
(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2016, the value of these securities amounted to $121,338 ($ Thousands), 9.4% representing of the net assets of the Fund.
(E)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $580 ($ Thousands).
(F)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on June 30, 2016. The coupon on a step bond changes on a specified date.
(G)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(H)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2016 was $593 ($ Thousands).
(I)	For the period ended June 30, 2016, the total amount of open written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

ACES— Alternative Credit Enhancement Securities

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

@	At June 30, 2016, the tax basis cost of the Fund’s investments was $1,333,512 ($ Thousands), and the unrealized appreciation and depreciation were $44,537 ($ Thousands) and $(3,293) ($ Thousands), respectively.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	31

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

U.S. Fixed Income Fund (Concluded)

The following is a list of the levels of inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$–	$475,675	$–	$475,675
Mortgage-Backed Securities	–	365,163	–	365,163
Corporate Obligations	–	332,609	–	332,609
Asset-Backed Securities	–	109,853	–	109,853
Sovereign Debt	–	33,140	–	33,140
U.S. Government Agency Obligations	–	27,283	–	27,283
Municipal Bonds	–	5,390	–	5,390
Affiliated Partnership	–	593	–	593
Cash Equivalent	25,050	–	–	25,050

Total Investments in Securities	$25,050	$1,349,706	$–	$1,374,756

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Written Options	$(17)	$—	$—	$(17)
Futures Contracts *
Unrealized Appreciation	1,477	—	—	1,477
Unrealized Depreciation	(3,731)	—	—	(3,731)

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Forwards Contracts *
Unrealized Appreciation	—	83	—	83
Unrealized Depreciation	—	(925)	—	(925)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Depreciation	—	(480)	—	(480)

Total Other Financial Instruments	$(2,271)	$(1,322)	$—	$(3,593)

*Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

For the period ended June 30, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 6/30/2016	Dividend Income

SEI Liquidity Fund, L.P.	$ —	$ 162,287	$ (161,694)	$ 593	$ 12
SEI Daily Income Trust, Prime Obligation Fund, Class A	55,864	726,692	(782,556)	—	81
SEI Daily Income Trust, Government Fund, Class A	—	63,344	(38,294)	25,050	—

Totals	$ 55,864	$ 952,323	$ (982,544)	$ 25,643	$ 93

32	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 79.2%
Consumer Discretionary — 20.9%
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (A)	$150	$1
0.000%, 02/15/2004 (A)	25	–
0.000%, 01/15/2009 (A)	225	1
Affinity Gaming
9.000%, 05/15/2018	4,890	5,000
Altice
7.750%, 05/15/2022 (B)	5,907	5,966
Altice Financing
7.500%, 05/15/2026 (B)	4,622	4,530
6.625%, 02/15/2023 (B)	345	339
6.500%, 01/15/2022 (B)	1,630	1,646
Altice Finco
8.125%, 01/15/2024 (B)	610	590
7.625%, 02/15/2025 (B)	205	188
Altice US Finance
5.375%, 07/15/2023 (B)	3,329	3,304
AMC Entertainment
5.750%, 06/15/2025	2,485	2,473
AMC Networks
5.000%, 04/01/2024	830	822
4.750%, 12/15/2022	2,210	2,193
American Axle & Manufacturing
6.625%, 10/15/2022	440	471
6.250%, 03/15/2021	405	420
Apex Tool Group
7.000%, 02/01/2021 (B)	1,830	1,578
Ashtead Capital
6.500%, 07/15/2022 (B)	2,855	2,971
Aventine (Escrow Security)
0.000%, 10/15/2049 (A)(C)(D)	2,750	1
Beazer Homes USA
5.750%, 06/15/2019	1,560	1,446
Belo
7.750%, 06/01/2027	1,675	1,763
Bon-Ton Department Stores
8.000%, 06/15/2021	8,885	3,643
Boyd Gaming
6.875%, 05/15/2023	970	1,033
6.375%, 04/01/2026 (B)	2,648	2,767
Brookfield Residential Properties
6.375%, 05/15/2025 (B)	458	418
Burger King Worldwide
6.000%, 04/01/2022 (B)	2,026	2,101
Cablevision Systems
7.750%, 04/15/2018	500	535
5.875%, 09/15/2022	1,917	1,718
Caesars Entertainment Operating
9.000%, 02/15/2020 (A)	4,310	3,976
8.500%, 02/15/2020 (A)	1,260	1,159

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Caesars Entertainment Resort Properties
8.000%, 10/01/2020	$3,259	$3,267
Caleres
6.250%, 08/15/2023	845	858
CCO Holdings
5.875%, 04/01/2024 (B)	1,155	1,198
5.875%, 05/01/2027 (B)	1,304	1,346
5.750%, 02/15/2026 (B)	4,352	4,483
5.500%, 05/01/2026 (B)	700	711
5.375%, 05/01/2025 (B)	865	878
5.250%, 09/30/2022	1,765	1,811
5.125%, 02/15/2023	2,000	2,031
5.125%, 05/01/2023 (B)	520	523
CEC Entertainment
8.000%, 02/15/2022	1,283	1,241
Cedar Fair
5.375%, 06/01/2024	1,174	1,209
5.250%, 03/15/2021	2,250	2,305
Cengage Learning
9.500%, 06/15/2024 (B)	1,740	1,770
Century Communities
6.875%, 05/15/2022	1,830	1,757
Cequel Communications Holdings I
7.750%, 07/15/2025 (B)	1,430	1,491
5.125%, 12/15/2021 (B)	620	589
Charter Communications Operating
6.384%, 10/23/2035 (B)	315	373
4.908%, 07/23/2025 (B)	1,054	1,152
Chester Downs & Marina
9.250%, 02/01/2020 (B)	5,495	4,849
Chinos Intermediate Holdings
7.750%, 05/01/2019 (B)	2,304	783
Cinemark USA
5.125%, 12/15/2022	1,390	1,414
4.875%, 06/01/2023	800	792
Claire’s Stores
9.000%, 03/15/2019 (B)	3,790	2,255
8.875%, 03/15/2019	3,505	797
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	4,984	4,723
6.500%, 11/15/2022	3,750	3,717
ClubCorp Club Operations
8.250%, 12/15/2023 (B)	1,520	1,512
Cogeco Communications
4.875%, 05/01/2020 (B)	1,050	1,071
CSC Holdings
8.625%, 02/15/2019	2,125	2,344
6.750%, 11/15/2021	1,250	1,275
5.250%, 06/01/2024	1,849	1,683
CST Brands
5.000%, 05/01/2023	350	355

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cumulus Media Holdings
7.750%, 05/01/2019	$3,970	$1,628
Dana Holding
6.000%, 09/15/2023	1,385	1,406
5.500%, 12/15/2024	465	442
Deck Chassis Acquisition
10.000%, 06/15/2023 (B)	2,015	2,086
DISH DBS
7.750%, 07/01/2026 (B)	270	278
6.750%, 06/01/2021	1,030	1,067
5.875%, 07/15/2022	1,616	1,572
5.875%, 11/15/2024	4,015	3,734
5.000%, 03/15/2023	4,725	4,300
Dollar Tree
5.750%, 03/01/2023 (B)	565	600
DreamWorks Animation
6.875%, 08/15/2020 (B)	1,025	1,085
Emerald Expositions Holding
9.000%, 06/15/2021 (B)	1,950	1,967
Empire Today
11.375%, 02/01/2017 (B)	2,000	1,960
ESH Hospitality
5.250%, 05/01/2025 (B)	4,060	3,953
Fiat Chrysler Automobiles
5.250%, 04/15/2023	410	407
Fontainebleau Las Vegas Holdings
10.250%, 06/15/2015 (A)(B)	3,108	–
Gannett
5.500%, 09/15/2024 (B)	336	346
4.875%, 09/15/2021 (B)	160	164
Gap
5.950%, 04/12/2021	536	559
General Motors
4.875%, 10/02/2023	1,180	1,256
Gibson Brands
8.875%, 08/01/2018 (B)	1,414	785
Goodyear Tire & Rubber
8.750%, 08/15/2020	155	183
5.125%, 11/15/2023	225	233
5.000%, 05/31/2026	275	280
Gray Television
5.875%, 07/15/2026 (B)	165	165
Group 1 Automotive
5.250%, 12/15/2023 (B)	775	761
Guitar Center
9.625%, 04/15/2020 (B)	4,967	3,452
6.500%, 04/15/2019 (B)	3,339	2,872
Hanesbrands
4.875%, 05/15/2026 (B)	1,260	1,264
4.625%, 05/15/2024 (B)	310	311
Harrah’s Operating
11.250%, 06/01/2017 (A)	530	489

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Herc Rentals
7.750%, 06/01/2024 (B)	$710	$692
7.500%, 06/01/2022 (B)	430	423
Hillman Group
6.375%, 07/15/2022 (B)	710	632
Hilton Worldwide Finance
5.625%, 10/15/2021	290	300
Hot Topic
9.250%, 06/15/2021 (B)	1,945	1,969
iHeartCommunications
10.625%, 03/15/2023	951	659
9.000%, 12/15/2019	1,634	1,225
9.000%, 03/01/2021	425	300
9.000%, 09/15/2022	2,748	1,882
iHeartCommunications PIK
14.000%, 02/01/2021	3,480	1,244
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2020 (B)(E)	4,420	3,978
International Game Technology
6.500%, 02/15/2025 (B)	875	881
6.250%, 02/15/2022 (B)	720	732
Interval Acquisition
5.625%, 04/15/2023	620	622
Isle of Capri Casinos
5.875%, 03/15/2021	535	555
JC Penney
6.375%, 10/15/2036	840	636
5.875%, 07/01/2023 (B)	384	386
5.750%, 02/15/2018	726	741
KFC Holding
5.250%, 06/01/2026 (B)	1,015	1,040
5.000%, 06/01/2024 (B)	1,015	1,033
Kosmos Energy
7.875%, 08/01/2021	3,195	3,083
L Brands
6.950%, 03/01/2033	1,146	1,138
6.875%, 11/01/2035	2,225	2,253
6.750%, 07/01/2036	1,760	1,759
5.625%, 02/15/2022	1,175	1,264
5.625%, 10/15/2023	585	630
Laureate Education
9.250%, 09/01/2019 (B)	2,196	1,921
Lear
5.250%, 01/15/2025	345	362
Liberty Media LLC
8.250%, 02/01/2030	3,205	3,325
LIN Television
5.875%, 11/15/2022	1,332	1,339
LKQ
4.750%, 05/15/2023	530	521
LTF Merger
8.500%, 06/15/2023 (B)	3,056	2,888

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lynx I
5.375%, 04/15/2021 (B)	$1,922	$1,955
M/I Homes
6.750%, 01/15/2021	1,235	1,229
McClatchy
9.000%, 12/15/2022	2,570	2,506
McGraw-Hill Global Education Holdings
7.875%, 05/15/2024 (B)	162	168
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024 (B)	3,470	3,670
MGM Resorts International
7.750%, 03/15/2022	2,090	2,362
6.625%, 12/15/2021	2,900	3,154
6.000%, 03/15/2023	3,950	4,167
5.250%, 03/31/2020	1,150	1,207
Midcontinent Communications & Midcontinent Finance
6.875%, 08/15/2023 (B)	3,005	3,080
6.250%, 08/01/2021 (B)	400	412
Millennium (Escrow Security)
7.625%, 11/15/2026 (A)	175	–
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021	9,112	9,704
Monitronics International
9.125%, 04/01/2020	7,305	6,063
Neiman Marcus Group PIK
8.750%, 10/15/2021 (B)	675	513
Neiman Marcus Group
8.000%, 10/15/2021 (B)	1,240	1,011
Neptune Finco
10.875%, 10/15/2025 (B)	3,627	4,146
10.125%, 01/15/2023 (B)	5,537	6,202
6.625%, 10/15/2025 (B)	200	210
Netflix
5.875%, 02/15/2025	1,684	1,766
5.500%, 02/15/2022	405	422
Newell Brands
5.000%, 11/15/2023 (B)	1,800	1,890
Nexstar Broadcasting
6.875%, 11/15/2020	2,900	3,027
6.125%, 02/15/2022 (B)	365	369
Nine West Holdings
8.250%, 03/15/2019 (B)	5,289	846
Numericable-SFR
6.250%, 05/15/2024 (B)	4,501	4,304
6.000%, 05/15/2022 (B)	3,105	3,020
Numericable-SFR SAS
7.375%, 05/01/2026 (B)	7,599	7,514
Outfront Media Capital
5.875%, 03/15/2025	1,485	1,529
5.250%, 02/15/2022	390	396

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PF Chang’s China Bistro
10.250%, 06/30/2020 (B)	$1,361	$1,249
Pinnacle Entertainment
5.625%, 05/01/2024 (B)	600	599
PulteGroup
5.500%, 03/01/2026	275	282
Quebecor Media
5.750%, 01/15/2023	1,225	1,243
Quebecor Media (Escrow Security)
0.000%, 11/15/2013 (A)(F)	1,725	2
0.000%, 03/15/2016 (A)	1,915	3
Radio One
9.250%, 02/15/2020 (B)	3,221	2,850
7.375%, 04/15/2022 (B)	3,447	3,292
Radio Systems
8.375%, 11/01/2019 (B)	910	946
RCN Telecom Services
8.500%, 08/15/2020 (B)	920	943
Regal Entertainment Group
5.750%, 03/15/2022	480	491
5.750%, 06/15/2023	130	131
RSI Home Products
6.500%, 03/15/2023 (B)	1,040	1,069
Sally Holdings
5.750%, 06/01/2022	200	207
5.625%, 12/01/2025	1,415	1,482
Schaeffler Finance MTN
4.750%, 05/15/2021 (B)	265	270
4.750%, 05/15/2023 (B)	250	254
4.250%, 05/15/2021 (B)	1,000	1,014
Schaeffler Finance PIK
6.750%, 11/15/2022 (B)	374	411
Scientific Games
8.125%, 09/15/2018	235	230
Scientific Games International
10.000%, 12/01/2022	2,387	1,939
Seminole Tribe of Florida
6.535%, 10/01/2020 (B)	380	376
Serta Simmons Bedding
8.125%, 10/01/2020 (B)	1,920	1,963
Service International
7.500%, 04/01/2027	1,295	1,502
5.375%, 05/15/2024	211	219
Sinclair Television Group
6.375%, 11/01/2021	255	268
6.125%, 10/01/2022	995	1,027
5.625%, 08/01/2024 (B)	1,983	2,028
5.375%, 04/01/2021	3,500	3,605
Sirius XM Radio
6.000%, 07/15/2024 (B)	613	634
5.750%, 08/01/2021 (B)	270	280
5.375%, 04/15/2025 (B)	4,365	4,346

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.375%, 07/15/2026 (B)	$1,875	$1,856
4.625%, 05/15/2023 (B)	2,100	2,037
4.250%, 05/15/2020 (B)	3,268	3,304
Six Flags Entertainment
5.250%, 01/15/2021 (B)	3,200	3,300
4.875%, 07/31/2024 (B)	625	617
Spanish Broadcasting System
12.500%, 04/15/2017 (B)	1,603	1,571
Taylor Morrison Communities
5.625%, 03/01/2024 (B)	1,755	1,711
TEGNA
6.375%, 10/15/2023	65	69
Tempur Sealy International
5.625%, 10/15/2023	445	458
5.500%, 06/15/2026 (B)	455	447
Tenneco
5.000%, 07/15/2026	340	345
TI Group Automotive Systems
8.750%, 07/15/2023 (B)	6,269	6,144
Time
5.750%, 04/15/2022 (B)	740	696
Time Warner Cable
6.750%, 06/15/2039	525	617
5.500%, 09/01/2041	710	746
Townsquare Media
6.500%, 04/01/2023 (B)	2,681	2,651
Toys R Us
10.375%, 08/15/2017	6,175	6,052
7.375%, 10/15/2018	1,310	1,113
Tribune Media
5.875%, 07/15/2022	2,555	2,542
UCI International
8.625%, 02/15/2019 (A)	1,165	256
Unitymedia GmbH
6.125%, 01/15/2025 (B)	795	815
Unitymedia Hessen GmbH & KG
5.500%, 01/15/2023 (B)	2,480	2,492
5.000%, 01/15/2025 (B)	1,100	1,078
Univision Communications
8.500%, 05/15/2021 (B)	1,056	1,104
5.125%, 02/15/2025 (B)	3,015	2,981
UPCB Finance IV
5.375%, 01/15/2025 (B)	1,630	1,614
UPCB Finance VI
6.875%, 01/15/2022 (B)	579	602
Videotron
5.375%, 06/15/2024 (B)	635	645
5.000%, 07/15/2022	1,975	2,044
Viking Cruises
8.500%, 10/15/2022 (B)	395	337
6.250%, 05/15/2025 (B)	4,215	3,182

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Virgin Media Finance
5.750%, 01/15/2025 (B)	$397	$380
Virgin Media Secured Finance
5.500%, 01/15/2025 (B)	200	196
5.500%, 08/15/2026 (B)	480	467
5.250%, 01/15/2026 (B)	3,335	3,227
Vista Outdoor
5.875%, 10/01/2023 (B)	720	749
VTR Finance
6.875%, 01/15/2024 (B)	1,665	1,660
Wave Holdco PIK
8.250%, 07/15/2019 (B)	398	400
WideOpenWest Finance
10.250%, 07/15/2019	1,375	1,423
WMG Acquisition
6.000%, 01/15/2021 (B)	851	877
5.625%, 04/15/2022 (B)	65	66
Wynn Las Vegas
5.500%, 03/01/2025 (B)	2,410	2,332
4.250%, 05/30/2023 (B)	479	443
Yum! Brands
6.875%, 11/15/2037	2,755	2,727
5.350%, 11/01/2043	130	105
ZF North America Capital
4.750%, 04/29/2025 (B)	1,055	1,069
4.500%, 04/29/2022 (B)	575	583
		371,761

Consumer Staples — 3.0%
Albertsons
6.625%, 06/15/2024 (B)	990	1,022
Bumble Bee Holdco PIK
9.625%, 03/15/2018 (B)	2,092	2,071
Bumble Bee Holdings
9.000%, 12/15/2017 (B)	1,106	1,120
Central Garden & Pet
6.125%, 11/15/2023	680	707
Cott Beverages
5.375%, 07/01/2022	1,315	1,315
CVS Health
5.000%, 12/01/2024	1,000	1,170
Darling Ingredients
5.375%, 01/15/2022	125	129
Elizabeth Arden
7.375%, 03/15/2021	2,359	2,400
Energizer Holdings
5.500%, 06/15/2025 (B)	715	712
Fresh Market
9.750%, 05/01/2023 (B)	1,359	1,274
HRG Group
7.750%, 01/15/2022	1,757	1,747

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Innovation Ventures
9.500%, 08/15/2019 (B)	$1,630	$1,701
JBS Investments GmbH
7.750%, 10/28/2020 (B)	515	543
JBS USA
5.875%, 07/15/2024 (B)	530	514
5.750%, 06/15/2025 (B)	1,445	1,358
KeHE Distributors
7.625%, 08/15/2021 (B)	1,900	1,879
New Albertsons
8.700%, 05/01/2030	360	360
8.000%, 05/01/2031	6,010	5,950
7.750%, 06/15/2026	160	156
7.450%, 08/01/2029	1,605	1,557
Post Holdings
8.000%, 07/15/2025 (B)	420	465
7.750%, 03/15/2024 (B)	1,455	1,599
7.375%, 02/15/2022	2,245	2,360
6.000%, 12/15/2022 (B)	1,434	1,470
Rite Aid
7.700%, 02/15/2027	2,550	3,041
6.125%, 04/01/2023 (B)	4,446	4,746
Spectrum Brands
6.625%, 11/15/2022	990	1,051
6.125%, 12/15/2024	1,455	1,535
5.750%, 07/15/2025	926	964
SUPERVALU
7.750%, 11/15/2022	1,740	1,452
6.750%, 06/01/2021	4,245	3,566
TreeHouse Foods
6.000%, 02/15/2024 (B)	275	292
Vector Group
7.750%, 02/15/2021	2,595	2,702
		52,928

Energy — 9.8%
Alberta Energy
8.125%, 09/15/2030	135	150
7.375%, 11/01/2031	110	116
American Greetings
7.375%, 12/01/2021	555	576
Anadarko Petroleum
4.500%, 07/15/2044	1,857	1,706
Antero Resources
6.000%, 12/01/2020	700	708
5.625%, 06/01/2023	2,025	1,964
5.375%, 11/01/2021	505	494
5.125%, 12/01/2022	465	446
Archrock Partners
6.000%, 04/01/2021	475	425
Atlas Energy Holdings Operating
9.250%, 08/15/2021	2,050	267

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.750%, 01/15/2021	$1,250	$162
Atwood Oceanics
6.500%, 02/01/2020	350	260
Basic Energy Services
7.750%, 02/15/2019	2,680	1,018
7.750%, 10/15/2022	865	329
Bellatrix Exploration
8.500%, 05/15/2020 (B)	1,606	1,108
Berry Petroleum
6.750%, 11/01/2020 (A)	1,060	366
6.375%, 09/15/2022 (A)	2,218	765
Blue Racer Midstream
6.125%, 11/15/2022 (B)	3,810	3,610
Boardwalk Pipelines
5.950%, 06/01/2026	425	446
BreitBurn Energy Partners
8.625%, 10/15/2020 (A)	740	148
7.875%, 04/15/2022 (A)	479	96
Calfrac Holdings
7.500%, 12/01/2020 (B)	1,883	1,215
California Resources
8.000%, 12/15/2022 (B)	2,021	1,435
Calumet Specialty Products Partners
7.625%, 01/15/2022	875	619
Carrizo Oil & Gas
6.250%, 04/15/2023	195	188
CHC Helicopter
9.250%, 10/15/2020 (A)	139	62
Chesapeake Energy
8.000%, 12/15/2022 (B)	1,587	1,345
7.250%, 12/15/2018	628	546
3.878%, 04/15/2019 (G)	175	132
Cloud Peak Energy Resources
8.500%, 12/15/2019	887	392
Comstock Resources
10.000%, 03/15/2020 (B)	685	551
Concho Resources
5.500%, 10/01/2022	550	553
5.500%, 04/01/2023	1,685	1,689
CONSOL Energy
5.875%, 04/15/2022	3,821	3,334
Continental Resources
5.000%, 09/15/2022	2,793	2,730
4.500%, 04/15/2023	856	798
3.800%, 06/01/2024	927	809
Crestwood Midstream Partners
6.250%, 04/01/2023 (B)	365	336
CSI Compressco
7.250%, 08/15/2022	195	160
DCP Midstream
5.850%, 05/21/2043 (B)(G)	646	465
5.350%, 03/15/2020 (B)	1,856	1,819

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Denbury Resources
5.500%, 05/01/2022	$815	$550
4.625%, 07/15/2023	1,484	957
Encana
7.200%, 11/01/2031	215	220
6.625%, 08/15/2037	410	408
6.500%, 08/15/2034	1,869	1,874
Endeavor Energy Resources
7.000%, 08/15/2021 (B)	1,611	1,583
Energy Transfer Equity
7.500%, 10/15/2020	1,019	1,080
5.875%, 01/15/2024	3,631	3,531
5.500%, 06/01/2027	400	376
Energy Transfer Partners
6.625%, 10/15/2036	440	461
6.500%, 02/01/2042	95	100
6.125%, 12/15/2045	1,100	1,141
6.050%, 06/01/2041	110	107
5.150%, 02/01/2043	175	156
4.900%, 03/15/2035	800	707
EnLink Midstream Partners
5.050%, 04/01/2045	1,558	1,273
4.400%, 04/01/2024	325	305
4.150%, 06/01/2025	1,533	1,413
2.700%, 04/01/2019	805	782
Ensco
5.750%, 10/01/2044	1,534	920
EP Energy
9.375%, 05/01/2020	1,685	1,192
7.750%, 09/01/2022	435	265
EXCO Resources
8.500%, 04/15/2022	545	161
FTS International
8.153%, 06/15/2020 (B)(G)	1,098	922
Genesis Energy
6.750%, 08/01/2022	2,470	2,396
6.000%, 05/15/2023	1,733	1,620
5.750%, 02/15/2021	105	99
Gibson Energy
6.750%, 07/15/2021 (B)	3,750	3,731
Halcon Resources
13.000%, 02/15/2022 (B)	1,006	533
8.625%, 02/01/2020 (B)	1,709	1,612
Hiland Partners Holdings
7.250%, 10/01/2020 (B)	2,634	2,733
5.500%, 05/15/2022 (B)	975	977
Hilcorp Energy I
5.750%, 10/01/2025 (B)	621	593
5.000%, 12/01/2024 (B)	667	622
IronGate Energy Services
11.000%, 07/01/2018 (B)	400	92

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Jupiter Resources
8.500%, 10/01/2022 (B)	$3,680	$2,640
Kinder Morgan
5.000%, 02/15/2021 (B)	441	465
Laredo Petroleum
7.375%, 05/01/2022	450	451
Legacy Reserves
8.000%, 12/01/2020	1,380	583
Linn Energy
6.250%, 11/01/2019 (A)	4,035	676
MEG Energy
7.000%, 03/31/2024 (B)	3,785	2,914
6.500%, 03/15/2021 (B)	1,016	787
6.375%, 01/30/2023 (B)	1,140	844
Memorial Production Partners
7.625%, 05/01/2021	3,100	1,666
6.875%, 08/01/2022	4,265	2,133
Midstates Petroleum
10.750%, 10/01/2020 (A)	2,540	25
10.000%, 06/01/2020 (A)	720	425
9.250%, 06/01/2021 (A)	360	4
Milagro Oil & Gas
10.500%, 05/15/2016 (A)	1,700	599
MPLX
5.500%, 02/15/2023 (B)	280	284
4.875%, 12/01/2024 (B)	3,184	3,102
4.875%, 06/01/2025 (B)	1,290	1,261
Murray Energy
11.250%, 04/15/2021 (B)	3,005	841
Newfield Exploration
5.750%, 01/30/2022	395	400
5.625%, 07/01/2024	905	905
5.375%, 01/01/2026	1,820	1,770
Noble Holding International
5.000%, 03/16/2018	2,210	2,177
NuStar Logistics
6.750%, 02/01/2021	1,110	1,121
Oasis Petroleum
6.875%, 03/15/2022	1,765	1,630
6.875%, 01/15/2023	550	501
6.500%, 11/01/2021	50	46
ONEOK
7.500%, 09/01/2023	1,250	1,331
Parker Drilling
6.750%, 07/15/2022	3,855	2,901
Parsley Energy
6.250%, 06/01/2024 (B)	80	81
PBF Holding
7.000%, 11/15/2023 (B)	805	778
Peabody Energy
6.250%, 11/15/2021 (A)	420	56

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Permian Resources
8.000%, 06/15/2020 (B)	$1,911	$1,823
Petrobras Global Finance
6.850%, 06/05/2115	695	528
6.750%, 01/27/2041	1,475	1,184
Pride International
8.500%, 06/15/2019	923	939
Range Resources
4.875%, 05/15/2025	1,000	953
Regency Energy Partners
5.875%, 03/01/2022	2,925	3,129
5.500%, 04/15/2023	510	515
5.000%, 10/01/2022	325	333
Rice Energy
7.250%, 05/01/2023	1,140	1,157
Rose Rock Midstream
5.625%, 07/15/2022	4,776	4,203
Rowan
5.850%, 01/15/2044	1,495	1,002
RSP Permian
6.625%, 10/01/2022	250	257
Sabine Pass Liquefaction
6.250%, 03/15/2022	2,530	2,600
5.875%, 06/30/2026 (B)	1,380	1,385
5.750%, 05/15/2024	3,325	3,300
5.625%, 02/01/2021	3,095	3,126
5.625%, 04/15/2023	1,845	1,852
5.625%, 03/01/2025	928	924
Sanchez Energy
7.750%, 06/15/2021	120	102
6.125%, 01/15/2023	575	444
SandRidge Energy
8.750%, 01/15/2020 (A)	212	13
8.750%, 06/01/2020 (A)(B)	2,485	1,019
8.125%, 10/15/2022 (A)	26	2
7.500%, 02/15/2023 (A)	3,515	215
SESI LLC
7.125%, 12/15/2021	2,578	2,481
Seventy Seven Energy
6.500%, 07/15/2022 (A)	305	19
Seventy Seven Operating
6.625%, 11/15/2019 (A)	1,869	934
SM Energy
6.500%, 01/01/2023	643	598
6.125%, 11/15/2022	465	427
5.625%, 06/01/2025	375	323
Southwestern Energy
7.500%, 02/01/2018	1,601	1,701
4.950%, 01/23/2025	1,235	1,182
4.100%, 03/15/2022	932	832
Summit Midstream Holdings
5.500%, 08/15/2022	1,120	963

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Targa Resources Partners
6.875%, 02/01/2021	$1,084	$1,103
6.750%, 03/15/2024 (B)	2,385	2,445
6.625%, 10/01/2020	1,869	1,906
5.250%, 05/01/2023	40	38
4.250%, 11/15/2023	1,000	898
4.125%, 11/15/2019	165	163
Tesoro Logistics
6.375%, 05/01/2024	250	262
6.250%, 10/15/2022	255	266
6.125%, 10/15/2021	535	554
5.875%, 10/01/2020	783	804
5.500%, 10/15/2019	220	230
Transocean
6.000%, 03/15/2018	2,173	2,206
Trinidad Drilling
7.875%, 01/15/2019 (B)	610	543
Unit
6.625%, 05/15/2021	2,130	1,645
Walter Energy
9.875%, 12/15/2020 (A)	3,745	1
8.500%, 04/15/2021 (A)	1,455	–
Weatherford International
8.250%, 06/15/2023	2,490	2,365
5.950%, 04/15/2042	3,760	2,670
Western Refining
6.250%, 04/01/2021	624	568
Western Refining Logistics
7.500%, 02/15/2023	1,135	1,118
Whiting Petroleum
6.500%, 10/01/2018	400	384
6.250%, 04/01/2023	1,495	1,338
Williams
4.550%, 06/24/2024	802	737
Williams Partners
6.300%, 04/15/2040	365	346
6.125%, 07/15/2022	620	636
5.800%, 11/15/2043	460	427
5.400%, 03/04/2044	290	258
4.900%, 01/15/2045	815	692
4.875%, 05/15/2023	75	73
4.875%, 03/15/2024	1,527	1,465
4.000%, 09/15/2025	335	307
3.900%, 01/15/2025	505	459
3.600%, 03/15/2022	205	194
Williams, Ser A
7.500%, 01/15/2031	176	177
WPX Energy
8.250%, 08/01/2023	1,241	1,244
6.000%, 01/15/2022	1,280	1,191

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 09/15/2024	$225	$198

		173,603
Financials — 6.5%
AAF Holdings PIK
12.000%, 07/01/2019 (B)	1,048	1,027
Ally Financial
8.000%, 03/15/2020	375	422
5.750%, 11/20/2025	1,865	1,870
5.125%, 09/30/2024	7,618	7,761
4.625%, 05/19/2022	805	811
4.625%, 03/30/2025	1,450	1,426
4.250%, 04/15/2021	145	145
4.125%, 03/30/2020	595	596
3.500%, 01/27/2019	1,480	1,471
American Equity Investment Life Holding
6.625%, 07/15/2021	1,900	1,929
Argos Merger
7.125%, 03/15/2023 (B)	1,740	1,792
Bank of America
8.000%, 12/29/2049 (G)	1,580	1,570
6.500%, 12/31/2049 (G)	2,280	2,428
5.125%, 12/31/2049 (G)	1,917	1,807
CIT Group
6.625%, 04/01/2018 (B)	250	264
5.500%, 02/15/2019 (B)	2,940	3,076
3.875%, 02/19/2019	940	944
Citigroup
6.250%, 12/29/2049 (G)	840	863
5.950%, 12/29/2049 (G)	1,950	1,927
City National Bank
9.000%, 08/12/2019	3,384	4,053
Communications Sales & Leasing
8.250%, 10/15/2023	3,860	3,916
6.000%, 04/15/2023 (B)	2,024	2,059
Corrections Corp of America
5.000%, 10/15/2022	245	254
4.625%, 05/01/2023	1,465	1,476
Credit Acceptance
7.375%, 03/15/2023	3,935	3,777
6.125%, 02/15/2021	345	329
Credit Suisse Group
7.500%, 12/11/2048 (B)(G)	1,365	1,372
CTR Partnership
5.875%, 06/01/2021	1,970	1,970
Equinix
5.875%, 01/15/2026	1,470	1,532
5.750%, 01/01/2025	710	735
5.375%, 01/01/2022	200	206
4.875%, 04/01/2020	1,675	1,738
FelCor Lodging
6.000%, 06/01/2025	108	109

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Genworth Holdings
7.625%, 09/24/2021	$4,530	$3,856
6.500%, 06/15/2034	230	162
GEO Group
6.000%, 04/15/2026	1,185	1,197
5.875%, 01/15/2022	1,370	1,397
5.875%, 10/15/2024	1,870	1,893
5.125%, 04/01/2023	775	756
GLP Capital
5.375%, 04/15/2026	590	608
4.875%, 11/01/2020	643	666
HUB International
9.250%, 02/15/2021 (B)	350	366
7.875%, 10/01/2021 (B)	4,510	4,329
Infinity Acquisition
7.250%, 08/01/2022 (B)	585	510
Jefferies Finance
6.875%, 04/15/2022 (B)	2,645	2,275
JPMorgan Chase
7.900%, 04/29/2049 (G)	1,967	2,006
6.750%, 08/29/2049 (G)	2,385	2,627
6.000%, 12/29/2049 (G)	3,525	3,600
Kennedy-Wilson
5.875%, 04/01/2024	700	683
Lamar Media
5.750%, 02/01/2026 (B)	1,125	1,171
Lloyds Banking Group
7.500%, 12/01/2099 (G)	4,965	4,853
Mattamy Group
6.500%, 11/15/2020 (B)	1,105	1,061
MSCI
5.750%, 08/15/2025 (B)	566	587
5.250%, 11/15/2024 (B)	1,310	1,340
National Life Insurance
10.500%, 09/15/2039 (B)	990	1,517
Nationstar Mortgage
6.500%, 08/01/2018	1,350	1,306
6.500%, 07/01/2021	1,525	1,304
NSG Holdings
7.750%, 12/15/2025 (B)	1,765	1,889
Popular
7.000%, 07/01/2019	2,488	2,438
Quicken Loans
5.750%, 05/01/2025 (B)	3,020	2,914
Realogy Group
4.875%, 06/01/2023 (B)	2,334	2,305
RHP Hotel Properties
5.000%, 04/15/2021	2,508	2,558
5.000%, 04/15/2023	720	715
Royal Bank of Scotland Group PLC
8.000%, 12/29/2049 (G)	1,340	1,249
5.125%, 05/28/2024	780	761

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
USI
7.750%, 01/15/2021 (B)	$1,240	$1,228
Walter Investment Management
7.875%, 12/15/2021	1,342	659
4.500%, 11/01/2019	1,156	445
Wells Fargo
7.980%, 03/15/2018 (G)	950	994
XLIT
6.500%, 12/31/2049 (G)	315	219
York Risk Services Holding
8.500%, 10/01/2022 (B)	2,250	1,659

		115,758

Health Care — 8.7%
21st Century Oncology
11.000%, 05/01/2023 (B)	605	510
Acadia Healthcare
6.500%, 03/01/2024 (B)	611	620
5.625%, 02/15/2023	1,170	1,147
5.125%, 07/01/2022	1,600	1,552
Alere
6.500%, 06/15/2020	215	214
6.375%, 07/01/2023 (B)	325	339
Amsurg
5.625%, 07/15/2022	3,975	4,084
Aurora Diagnostics Holdings
10.750%, 01/15/2018	4,535	3,855
Centene Escrow
6.125%, 02/15/2024 (B)	660	702
5.625%, 02/15/2021 (B)	660	688
CHS
8.000%, 11/15/2019	1,799	1,761
7.125%, 07/15/2020	500	464
6.875%, 02/01/2022	1,364	1,193
Concordia International
9.500%, 10/21/2022 (B)	1,953	1,821
Crimson Merger
6.625%, 05/15/2022 (B)	4,165	3,436
DaVita HealthCare Partners
5.125%, 07/15/2024	2,465	2,492
5.000%, 05/01/2025	5,720	5,670
DJO Finco
8.125%, 06/15/2021 (B)	1,510	1,306
DPx Holdings
7.500%, 02/01/2022 (B)	530	545
Endo
6.000%, 07/15/2023 (B)	2,618	2,291
ExamWorks Group
5.625%, 04/15/2023	1,680	1,865
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (B)	1,375	1,491
4.750%, 10/15/2024 (B)	800	826

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.125%, 10/15/2020 (B)	$2,250	$2,312
Gates Global
6.000%, 07/15/2022 (B)	280	245
Grifols Worldwide Operations
5.250%, 04/01/2022	2,370	2,411
HCA
7.500%, 02/15/2022	3,720	4,230
5.875%, 05/01/2023	2,405	2,561
5.875%, 02/15/2026	2,815	2,921
5.375%, 02/01/2025	6,325	6,483
5.250%, 04/15/2025	2,495	2,607
5.250%, 06/15/2026	2,253	2,339
5.000%, 03/15/2024	488	505
HealthSouth
5.750%, 11/01/2024	2,778	2,789
5.750%, 09/15/2025	2,037	2,016
5.125%, 03/15/2023	463	454
Hill-Rom Holdings
5.750%, 09/01/2023 (B)	2,035	2,081
Hologic
5.250%, 07/15/2022 (B)	705	737
IASIS Healthcare
8.375%, 05/15/2019	4,112	3,950
IMS Health
6.000%, 11/01/2020 (B)	685	697
inVentiv Health PIK
10.000%, 08/15/2018 (B)	640	657
inVentiv Health
10.000%, 08/15/2018	388	387
9.000%, 01/15/2018 (B)	980	1,007
Ironwood Pharmaceuticals
11.000%, 06/15/2024 (B)	2,393	2,416
Jaguar Holding II
6.375%, 08/01/2023 (B)	530	542
JLL PIK
8.750%, 05/01/2020 (B)	1,275	1,275
Kindred Healthcare
8.750%, 01/15/2023	920	908
8.000%, 01/15/2020	885	880
6.375%, 04/15/2022	3,975	3,548
Kinetic Concepts
12.500%, 11/01/2019	430	406
10.500%, 11/01/2018	1,965	1,955
7.875%, 02/15/2021 (B)	1,946	2,069
LifePoint Hospitals
5.500%, 12/01/2021	2,940	3,065
Mallinckrodt International Finance
5.750%, 08/01/2022 (B)	1,965	1,867
5.625%, 10/15/2023 (B)	690	642
5.500%, 04/15/2025 (B)	2,066	1,843
4.875%, 04/15/2020 (B)	409	395
4.750%, 04/15/2023	4,251	3,443

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MEDNAX
5.250%, 12/01/2023 (B)	$1,500	$1,519
Molina Healthcare
5.375%, 11/15/2022 (B)	406	405
MPH Acquisition Holdings
7.125%, 06/01/2024 (B)	649	681
Opal Acquisition
8.875%, 12/15/2021 (B)	2,678	2,055
Prestige Brands
6.375%, 03/01/2024 (B)	220	228
5.375%, 12/15/2021 (B)	1,225	1,244
Quintiles Transnational
4.875%, 05/15/2023 (B)	1,980	2,010
Quorum Health
11.625%, 04/15/2023 (B)	1,193	1,199
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (B)	784	804
Select Medical
6.375%, 06/01/2021	1,950	1,872
Sterigenics-Nordion Holdings
6.500%, 05/15/2023 (B)	1,300	1,316
Surgical Care Affiliates
6.000%, 04/01/2023 (B)	667	680
Tenet Healthcare
8.125%, 04/01/2022	3,160	3,238
8.000%, 08/01/2020	660	676
6.750%, 02/01/2020	1,861	1,828
6.750%, 06/15/2023	7,636	7,312
6.000%, 10/01/2020	455	480
5.500%, 03/01/2019	1,323	1,303
4.750%, 06/01/2020	115	118
4.500%, 04/01/2021	260	262
4.153%, 06/15/2020 (G)	545	538
Valeant Pharmaceuticals International
7.250%, 07/15/2022 (B)	1,033	886
7.000%, 10/01/2020 (B)	2,770	2,445
6.750%, 08/15/2021 (B)	905	771
6.125%, 04/15/2025 (B)	5,664	4,545
5.875%, 05/15/2023 (B)	2,231	1,802
5.500%, 03/01/2023 (B)	3,193	2,564
5.375%, 03/15/2020 (B)	701	599
Valeant Pharmaceuticals International Escrow
7.500%, 07/15/2021 (B)	5,975	5,269
6.750%, 08/15/2018 (B)	235	228
Vizient
10.375%, 03/01/2024 (B)	910	976

		155,368

Industrials — 7.2%
ACCO Brands
6.750%, 04/30/2020	920	974

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Actuant
5.625%, 06/15/2022	$3,000	$3,060
ADT
3.500%, 07/15/2022	1,025	939
Advanced Disposal Services
8.250%, 10/01/2020	1,800	1,818
AECOM
5.875%, 10/15/2024	330	338
5.750%, 10/15/2022	135	138
AerCap Ireland Capital
4.625%, 10/30/2020	310	321
4.625%, 07/01/2022	275	282
4.500%, 05/15/2021	2,637	2,698
Air Medical Merger
6.375%, 05/15/2023 (B)	3,040	2,888
Aircastle
7.625%, 04/15/2020	210	237
5.125%, 03/15/2021	110	114
5.000%, 04/01/2023	525	533
Algeco Scotsman Global Finance
8.500%, 10/15/2018 (B)	1,985	1,608
Allegion
5.875%, 09/15/2023	435	461
Allegion US Holding
5.750%, 10/01/2021	1,031	1,077
American Builders & Contractors Supply
5.750%, 12/15/2023 (B)	665	688
5.625%, 04/15/2021 (B)	700	723
APX Group
8.750%, 12/01/2020	4,575	4,198
7.875%, 12/01/2022 (B)	1,251	1,260
Associated Materials
9.125%, 11/01/2017	385	343
Avis Budget Car Rental
6.375%, 04/01/2024 (B)	645	638
5.500%, 04/01/2023	1,000	985
5.250%, 03/15/2025 (B)	1,130	1,023
Beacon Roofing Supply
6.375%, 10/01/2023	895	938
Bombardier
7.500%, 03/15/2025 (B)	1,195	1,034
6.000%, 10/15/2022 (B)	3,491	2,985
Builders FirstSource
10.750%, 08/15/2023 (B)	1,440	1,566
7.625%, 06/01/2021 (B)	1,149	1,201
CDW
5.000%, 09/01/2023	1,750	1,762
CEB
5.625%, 06/15/2023 (B)	200	195
Cenveo
8.500%, 09/15/2022 (B)	5,325	3,728
6.000%, 08/01/2019 (B)	4,380	3,635

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ceridian HCM Holding
11.000%, 03/15/2021 (B)	$819	$815
CEVA Group
7.000%, 03/01/2021 (B)	950	817
Clean Harbors
5.250%, 08/01/2020	1,355	1,387
5.125%, 06/01/2021	260	266
CNH Industrial Capital
4.875%, 04/01/2021	730	743
4.375%, 11/06/2020	685	692
DigitalGlobe
5.250%, 02/01/2021 (B)	4,375	4,069
FGI Operating
7.875%, 05/01/2020	930	674
Florida East Coast Holdings
6.750%, 05/01/2019 (B)	2,139	2,128
Gardner Denver
6.875%, 08/15/2021 (B)	1,827	1,653
GenCorp
7.125%, 03/15/2021	1,200	1,266
General Cable
5.750%, 10/01/2022	1,035	952
Global A&T Electronics
10.000%, 02/01/2019 (B)	400	280
Great Lakes Dredge & Dock
7.375%, 02/01/2019	1,087	1,041
H&E Equipment Services
7.000%, 09/01/2022	835	864
HD Supply
5.750%, 04/15/2024 (B)	1,225	1,274
5.250%, 12/15/2021 (B)	590	616
Hertz
7.375%, 01/15/2021	365	377
6.250%, 10/15/2022	1,500	1,545
5.875%, 10/15/2020	340	348
Huntington Ingalls Industries
5.000%, 11/15/2025 (B)	1,251	1,323
Icahn Enterprises
5.875%, 02/01/2022	1,615	1,523
4.875%, 03/15/2019	1,632	1,595
International Lease Finance
6.250%, 05/15/2019	800	857
5.875%, 04/01/2019	1,455	1,551
4.625%, 04/15/2021	35	36
Jack Cooper Enterprises PIK
10.500%, 03/15/2019 (B)	422	133
Jack Cooper Holdings
9.250%, 06/01/2020	1,095	704
James Hardie International Finance
5.875%, 02/15/2023 (B)	1,585	1,621
KLX
5.875%, 12/01/2022 (B)	2,075	2,034

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kratos Defense & Security Solutions
7.000%, 05/15/2019	$731	$590
Manitowoc Foodservice
9.500%, 02/15/2024 (B)	240	268
Masonite International
5.625%, 03/15/2023 (B)	475	493
NCI Building Systems
8.250%, 01/15/2023 (B)	1,095	1,177
Nielsen Finance
5.000%, 04/15/2022 (B)	4,369	4,456
Nielsen Luxembourg
5.500%, 10/01/2021 (B)	205	212
Nortek
8.500%, 04/15/2021	1,700	1,764
Oshkosh
5.375%, 03/01/2022	420	432
5.375%, 03/01/2025	170	175
Prime Security Services Borrower
9.250%, 05/15/2023 (B)	6,644	7,043
RR Donnelley & Sons
7.625%, 06/15/2020	953	998
Sensata Technologies
5.625%, 11/01/2024 (B)	395	410
5.000%, 10/01/2025 (B)	1,099	1,104
4.875%, 10/15/2023 (B)	1,805	1,805
Sensata Technologies UK Financing
6.250%, 02/15/2026 (B)	1,985	2,054
Standard Industries
6.000%, 10/15/2025 (B)	345	361
5.500%, 02/15/2023 (B)	410	419
StandardAero Aviation Holdings
10.000%, 07/15/2023 (B)	4,875	4,863
Summit Materials
8.500%, 04/15/2022 (B)	415	440
6.125%, 07/15/2023	1,270	1,252
Terex
6.500%, 04/01/2020	480	484
6.000%, 05/15/2021	3,140	3,144
TransDigm
6.500%, 07/15/2024	620	629
6.500%, 05/15/2025	825	827
6.375%, 06/15/2026 (B)	623	621
Triumph Group
4.875%, 04/01/2021	860	808
United Airlines Pass-Through Trust, Ser 2013-1,
Cl B
5.375%, 08/15/2021	1,295	1,341
United Rentals North America
7.625%, 04/15/2022	680	726
6.125%, 06/15/2023	680	708
5.875%, 09/15/2026	2,355	2,338
5.750%, 11/15/2024	1,240	1,249

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 07/15/2025	$1,245	$1,226
Univar
6.750%, 07/15/2023 (B)	396	391
USG
5.500%, 03/01/2025 (B)	2,005	2,100
West
5.375%, 07/15/2022 (B)	650	605
XPO Logistics
6.500%, 06/15/2022 (B)	790	753
Zekelman Industries
9.875%, 06/15/2023 (B)	2,427	2,451

		128,289

Information Technology — 7.9%
ACI Worldwide
6.375%, 08/15/2020 (B)	510	521
Activision Blizzard
5.625%, 09/15/2021 (B)	3,500	3,662
Advanced Micro Devices
7.750%, 08/01/2020	3,710	3,450
7.500%, 08/15/2022	2,430	2,163
7.000%, 07/01/2024	3,160	2,670
6.750%, 03/01/2019	927	890
Aegis Merger
10.250%, 02/15/2023 (B)	1,908	1,951
Amkor Technology
6.625%, 06/01/2021	616	598
6.375%, 10/01/2022	1,720	1,656
Anixter
5.500%, 03/01/2023	1,675	1,704
Aspect Software
10.625%, 05/15/2017 (A)	785	1
3.000%, 05/23/2023	273	273
Avaya
10.500%, 03/01/2021 (B)	699	154
9.000%, 04/01/2019 (B)	1,760	1,311
7.000%, 04/01/2019 (B)	1,095	783
Bankrate
6.125%, 08/15/2018 (B)	2,296	2,309
Belden
5.500%, 09/01/2022 (B)	845	851
BMC Software Finance
8.125%, 07/15/2021 (B)	7,465	5,599
Boxer Parent PIK
9.000%, 10/15/2019 (B)	4,290	3,625
Cardtronics
5.125%, 08/01/2022	1,950	1,931
Cimpress
7.000%, 04/01/2022 (B)	237	235
CommScope
5.500%, 06/15/2024 (B)	2,436	2,473

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CommScope Technologies Finance
6.000%, 06/15/2025 (B)	$2,597	$2,662
Denali International
5.625%, 10/15/2020 (B)	355	372
Diamond 1 Finance
8.350%, 07/15/2046 (B)	1,360	1,462
8.100%, 07/15/2036 (B)	1,970	2,124
7.125%, 06/15/2024 (B)	3,628	3,789
6.020%, 06/15/2026 (B)	1,436	1,497
5.875%, 06/15/2021 (B)	1,508	1,538
5.450%, 06/15/2023 (B)	915	949
EarthLink Holdings
7.375%, 06/01/2020	1,950	2,028
Entegris
6.000%, 04/01/2022 (B)	1,655	1,694
First Data
7.000%, 12/01/2023 (B)	3,951	4,000
5.750%, 01/15/2024 (B)	4,993	4,956
5.375%, 08/15/2023 (B)	2,049	2,081
5.000%, 01/15/2024 (B)	5,167	5,180
Harland Clarke Holdings
9.750%, 08/01/2018 (B)	85	86
9.250%, 03/01/2021 (B)	8,273	6,918
Hughes Satellite Systems
7.625%, 06/15/2021	2,100	2,260
Infor Software Parent PIK
7.125%, 05/01/2021 (B)	1,255	1,111
Infor US
6.500%, 05/15/2022	3,318	3,133
Informatica
7.125%, 07/15/2023 (B)	855	810
Magnachip Semiconductor
6.625%, 07/15/2021	915	714
Micron Technology
7.500%, 09/15/2023 (B)	4,535	4,818
5.875%, 02/15/2022	1,740	1,636
5.500%, 02/01/2025	560	476
5.250%, 01/15/2024 (B)	1,015	860
Microsemi
9.125%, 04/15/2023 (B)	765	842
NCR
5.000%, 07/15/2022	2,015	1,975
NeuStar
4.500%, 01/15/2023	1,985	1,787
Nortel Networks
9.003%, 07/15/2011 (A)	1,605	1,432
NXP BV
4.625%, 06/01/2023 (B)	1,761	1,792
4.125%, 06/01/2021 (B)	1,068	1,084
NXP Funding
5.750%, 02/15/2021 (B)	3,030	3,143
5.750%, 03/15/2023 (B)	685	716

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Open Text
5.875%, 06/01/2026 (B)	$1,378	$1,381
Plantronics
5.500%, 05/31/2023 (B)	1,200	1,185
PTC
6.000%, 05/15/2024	670	693
Qorvo
7.000%, 12/01/2025 (B)	1,340	1,414
6.750%, 12/01/2023 (B)	1,072	1,115
Riverbed Technology
8.875%, 03/01/2023 (B)	1,060	1,097
Sabre GLBL
5.375%, 04/15/2023 (B)	650	665
5.250%, 11/15/2023 (B)	3,205	3,261
Solera
10.500%, 03/01/2024 (B)	1,470	1,545
SPCM
6.000%, 01/15/2022 (B)	1,311	1,324
VeriSign
4.625%, 05/01/2023	1,300	1,316
Western Digital
10.500%, 04/01/2024 (B)	6,111	6,539
7.375%, 04/01/2023 (B)	1,058	1,127
WEX
4.750%, 02/01/2023 (B)	2,230	2,163
Zayo Group
6.375%, 05/15/2025	555	566
6.000%, 04/01/2023	4,007	4,067
Zebra Technologies
7.250%, 10/15/2022	1,440	1,526
		139,719

Materials — 7.0%
AK Steel
7.500%, 07/15/2023	1,237	1,256
Albea Beauty Holdings
8.375%, 11/01/2019 (B)	940	987
Alcoa
5.125%, 10/01/2024	1,052	1,049
Aleris International
9.500%, 04/01/2021 (B)	1,164	1,196
7.875%, 11/01/2020	308	273
Allegheny Technologies
9.375%, 06/01/2019	1,445	1,474
7.875%, 08/15/2023	675	564
ArcelorMittal
7.250%, 02/25/2022	570	600
6.500%, 03/01/2021	734	754
Ardagh Finance Holdings
8.625%, 06/15/2019 (B)	1,140	1,151
Ardagh Packaging Finance
7.250%, 05/15/2024 (B)	3,989	4,071

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.000%, 11/15/2020 (B)	$77	$75
6.750%, 01/31/2021 (B)	225	227
6.000%, 06/30/2021 (B)	2,383	2,365
4.625%, 05/15/2023 (B)	1,400	1,379
3.653%, 12/15/2019 (B)(G)	695	698
Ashland
6.875%, 05/15/2043	75	75
4.750%, 08/15/2022	1,460	1,453
Axalta Coating Systems US Holdings
7.375%, 05/01/2021 (B)	365	385
Ball
5.250%, 07/01/2025	3,427	3,572
5.000%, 03/15/2022	1,150	1,221
Berry Plastics
6.000%, 10/15/2022	190	196
5.125%, 07/15/2023	55	55
Blue Cube Spinco
9.750%, 10/15/2023 (B)	3,368	3,898
BlueScope Steel Finance
6.500%, 05/15/2021 (B)	636	659
Boart Longyear Management Properties
10.000%, 10/01/2018 (B)	2,000	1,000
7.000%, 04/01/2021 (B)	4,090	726
Cemex
7.250%, 01/15/2021 (B)	1,405	1,483
Chemours
7.000%, 05/15/2025	195	164
6.625%, 05/15/2023	1,005	854
Constellium
7.875%, 04/01/2021 (B)	1,890	1,949
5.750%, 05/15/2024 (B)	250	197
Cornerstone Chemical
9.375%, 03/15/2018 (B)	5,745	5,630
CVR Partners
9.250%, 06/15/2023 (B)	2,058	2,094
First Quantum Minerals
7.250%, 10/15/2019 (B)	1,245	1,071
6.750%, 02/15/2020 (B)	2,505	2,091
FMG Resources (August 2006) Property Limited
9.750%, 03/01/2022 (B)	2,574	2,841
Freeport-McMoRan Copper & Gold
5.450%, 03/15/2043	3,535	2,837
3.550%, 03/01/2022	795	699
Freeport-McMoran Oil & Gas
6.500%, 11/15/2020	1,585	1,588
GCP Applied Technologies
9.500%, 02/01/2023 (B)	1,315	1,469
Glencore Funding
4.125%, 05/30/2023 (B)	1,103	1,015
Graphic Packaging International
4.750%, 04/15/2021	1,067	1,116

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hecla Mining
6.875%, 05/01/2021	$1,513	$1,449
Hexion
10.000%, 04/15/2020	4,014	3,753
Hexion US Finance
8.875%, 02/01/2018	635	551
6.625%, 04/15/2020	6,515	5,448
Huntsman International
5.125%, 11/15/2022	1,105	1,094
4.875%, 11/15/2020	285	286
IAMGOLD
6.750%, 10/01/2020 (B)	4,150	3,714
INEOS Group Holdings
5.875%, 02/15/2019 (B)	1,775	1,773
Joseph T Ryerson & Son
11.000%, 05/15/2022 (B)	910	942
Kaiser Aluminum
5.875%, 05/15/2024 (B)	1,055	1,084
Kraton Polymers
10.500%, 04/15/2023 (B)	600	639
LSB Industries
7.750%, 08/01/2019	1,080	1,076
Mirabela Nickel
1.000%, 07/31/2044	31	–
New Gold
7.000%, 04/15/2020 (B)	1,055	1,076
6.250%, 11/15/2022 (B)	1,777	1,733
Noranda Aluminum Acquisition
11.000%, 06/01/2019 (A)	355	4
NOVA Chemicals
5.000%, 05/01/2025 (B)	1,611	1,595
Owens-Brockway Glass Container
6.375%, 08/15/2025 (B)	600	627
5.875%, 08/15/2023 (B)	460	483
Platform Specialty Products
10.375%, 05/01/2021 (B)	69	70
6.500%, 02/01/2022 (B)	1,840	1,610
PQ
6.750%, 11/15/2022 (B)	1,539	1,604
Rain CII Carbon
8.250%, 01/15/2021 (B)	6,020	4,876
8.000%, 12/01/2018 (B)	1,825	1,579
Reichhold Holdings
12.000%, 03/31/2017 (H)	809	809
Reichhold Industries
15.000%, 03/13/2017 (H)	458	458
12.000%, 03/31/2017 (H)	290	290
9.000%, 05/08/2017 (A)(B)	859	–
Reynolds Group
9.875%, 08/15/2019	378	390
8.250%, 02/15/2021	3,904	4,084
6.875%, 02/15/2021	980	1,009

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.750%, 10/15/2020	$4,045	$4,177
Reynolds Group Issuer
7.000%, 07/15/2024 (B)	1,496	1,540
Sappi Papier Holdings
7.750%, 07/15/2017 (B)	300	311
Scotts Miracle-Gro
6.000%, 10/15/2023 (B)	560	589
Sealed Air
4.875%, 12/01/2022 (B)	332	342
Signode Industrial Group
6.375%, 05/01/2022 (B)	4,570	4,370
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (B)	500	522
Steel Dynamics
5.500%, 10/01/2024	765	782
Teck Resources
8.500%, 06/01/2024 (B)	3,395	3,522
8.000%, 06/01/2021 (B)	821	846
TPC Group
8.750%, 12/15/2020 (B)	809	633
Trinseo Materials Operating
6.750%, 05/01/2022 (B)	200	199
Unifrax I
7.500%, 02/15/2019 (B)	600	519
United States Steel
8.375%, 07/01/2021 (B)	1,536	1,613
US Concrete
6.375%, 06/01/2024 (B)	297	297
WR Grace & Co.
5.625%, 10/01/2024 (B)	80	82
5.125%, 10/01/2021 (B)	1,552	1,595
		124,502

Telecommunication Services — 6.5%
CenturyLink
7.500%, 04/01/2024	1,672	1,687
6.750%, 12/01/2023	3,685	3,620
5.800%, 03/15/2022	1,035	1,005
5.625%, 04/01/2020	1,120	1,162
5.625%, 04/01/2025	1,369	1,218
Clearwire Communications
8.250%, 12/01/2040 (B)	516	522
Cogent Communications Finance
5.625%, 04/15/2021 (B)	1,880	1,842
Cogent Communications Group
5.375%, 03/01/2022 (B)	1,113	1,116
Columbus International
7.375%, 03/30/2021 (B)	595	621
Digicel
6.000%, 04/15/2021 (B)	1,600	1,372
Digicel Group
8.250%, 09/30/2020 (B)	4,085	3,411

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.750%, 03/01/2023 (B)	$2,415	$2,053
Frontier Communications
11.000%, 09/15/2025	10,544	10,913
10.500%, 09/15/2022	4,492	4,753
8.875%, 09/15/2020	975	1,041
7.625%, 04/15/2024	1,726	1,528
7.125%, 01/15/2023	950	850
6.875%, 01/15/2025	315	264
6.250%, 09/15/2021	160	151
GCI
6.750%, 06/01/2021	625	633
Inmarsat Finance
4.875%, 05/15/2022 (B)	1,080	986
Intelsat Jackson Holdings
8.000%, 02/15/2024 (B)	2,106	2,074
7.500%, 04/01/2021	2,622	1,809
7.250%, 04/01/2019	445	325
7.250%, 10/15/2020	5,270	3,755
6.625%, 12/15/2022	380	256
5.500%, 08/01/2023	2,445	1,553
Intelsat Luxembourg
7.750%, 06/01/2021	3,820	936
Level 3 Communications
5.750%, 12/01/2022	505	511
Level 3 Financing
5.625%, 02/01/2023	65	66
5.375%, 01/15/2024	997	1,001
5.375%, 05/01/2025	4,757	4,721
5.125%, 05/01/2023	2,067	2,049
Qwest Capital Funding
7.750%, 02/15/2031	550	468
Sable International Finance
6.875%, 08/01/2022 (B)	650	653
SoftBank Group
6.000%, 07/30/2025	375	396
5.375%, 07/30/2022	265	278
4.500%, 04/15/2020 (B)	2,251	2,324
Sprint
7.875%, 09/15/2023	9,990	8,167
7.625%, 02/15/2025	6,722	5,319
7.250%, 09/15/2021	2,356	2,008
7.125%, 06/15/2024	3,940	3,142
Sprint Capital
8.750%, 03/15/2032	3,745	3,202
6.900%, 05/01/2019	370	353
6.875%, 11/15/2028	4,289	3,367
Sprint Communications
9.000%, 11/15/2018 (B)	715	761
7.000%, 03/01/2020 (B)	445	466
Telecom Italia
5.303%, 05/30/2024 (B)	860	858

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
T-Mobile USA
6.731%, 04/28/2022	$2,020	$2,124
6.633%, 04/28/2021	330	345
6.625%, 04/01/2023	5,440	5,763
6.542%, 04/28/2020	875	902
6.500%, 01/15/2026	4,400	4,642
6.375%, 03/01/2025	645	674
6.000%, 03/01/2023	885	916
6.000%, 04/15/2024	1,275	1,320
United States Cellular
6.700%, 12/15/2033	635	584
Wind Acquisition Finance
7.375%, 04/23/2021 (B)	2,110	2,010
4.750%, 07/15/2020 (B)	850	833
Windstream
7.750%, 10/01/2021	2,275	2,144
7.500%, 06/01/2022	975	878
Windstream Services
6.375%, 08/01/2023	225	189
		114,890

Utilities — 1.7%
AES
7.375%, 07/01/2021	2,455	2,768
6.000%, 05/15/2026	335	342
5.500%, 04/15/2025	1,165	1,168
AmeriGas Finance
7.000%, 05/20/2022	2,425	2,560
Calpine
5.750%, 01/15/2025	616	599
5.500%, 02/01/2024	600	579
5.375%, 01/15/2023	580	566
5.250%, 06/01/2026 (B)	1,451	1,447
Dynegy
7.625%, 11/01/2024	1,975	1,896
7.375%, 11/01/2022	760	733
5.875%, 06/01/2023	967	851
Enel
8.750%, 09/24/2073 (B)(G)	728	829
Ferrellgas
6.500%, 05/01/2021	2,825	2,592
GenOn Americas Generation
9.125%, 05/01/2031	165	127
GenOn Energy
7.875%, 06/15/2017	2,181	1,832
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (B)	2,800	2,702
Mirant Americas Generation LLC
8.500%, 10/01/2021	3,850	3,061
NRG Energy
7.875%, 05/15/2021	132	137
7.250%, 05/15/2026 (B)	221	220

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.250%, 07/15/2022	$615	$596
6.250%, 05/01/2024	1,913	1,821
Talen Energy Supply
6.500%, 06/01/2025	161	133
TerraForm Power Operating
6.125%, 06/15/2025 (B)	1,796	1,697
5.875%, 02/01/2023 (B)	153	146
		29,402

Total Corporate Obligations (Cost $1,480,797) ($ Thousands)		1,406,220

ASSET-BACKED SECURITIES — 8.7%

Other Asset-Backed Securities — 8.7%

Airplanes Pass-Through Trust, Ser 2001-1A
0.992%, 03/15/2019 (B)(G)	1,062	324
B&M CLO, Ser 2014-1A, Cl D
5.383%, 04/16/2026 (B)(G)	3,471	2,477
B&M CLO, Ser 2014-1A, Cl C
4.383%, 04/16/2026 (B)(G)	2,108	1,854
B&M CLO, Ser 2014-1A, Cl E
6.383%, 04/16/2026 (B)(G)	2,480	1,160
Battalion CLO IV, Ser 2013-4A
0.000%, 10/22/2025 (B)	5,640	1,692
Battalion CLO V, Ser 2014-5A
0.000%, 04/17/2026 (B)	3,274	982
Battalion CLO VII, Ser 2014-7A
0.000%, 10/17/2026 (B)	4,007	1,643
Battalion CLO VII, Ser 2014-7A, Cl D
5.933%, 10/17/2026 (B)(G)	2,260	1,508
Battalion CLO VIII, Ser 2015-8A
0.000%, 04/18/2027 (B)(H)	3,655	2,888
Battalion CLO VIII, Ser 2015-8A, Cl D
6.083%, 04/18/2027 (B)(G)	982	751
Battalion CLO, Ser 2012-3A
0.000%, 01/18/2025 (B)	2,303	1,150
Benefit Street Partners CLO III, Ser 2013-IIIA
0.000%, 01/20/2026 (B)(H)	3,466	1,941
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (B)	3	2,156
Benefit Street Partners Clo IX
0.000%, 07/20/2025 (B)(I)	2	1,987
Benefit Street Partners CLO V
0.000%, 10/20/2026 (B)(I)	6,387	3,609
Benefit Street Partners CLO VII, Ser 2015-VIII
0.000%, 07/18/2027	6,715	4,926
Benefit Street Partners CLO VIII
0.000%, 01/20/2028 (B)(H)	67	6,048
Benefit Street Partners CLO, Ser 2015-VIA
0.000%, 04/18/2027	7,502	5,627

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies CLO, Ser 2014-3A
0.000%, 07/27/2026 (B)	$3,588	$2,750
Cathedral Lake CLO, Ser 2015-3A, Cl E
8.178%, 01/15/2026 (B)(G)	1,175	1,081
Cathedral Lake CLO, Ser 2015-3A, Cl D
6.128%, 01/15/2026 (B)(G)	1,282	1,269
Cathedral Lake III Equity Tranche
0.000%, 01/15/2026 (B)	1,869	1,477
Cedar Funding V CLO, Ser 2016-5A
0.000%, 07/17/2028 (B)(G)	19	1,630
CIFC Funding II, Ser 2012-2A
0.000%, 12/05/2024 (B)	17	842
CVP Cascade CLO, Ser 2014-2A, Cl D
5.433%, 07/18/2026 (B)(G)	1,709	1,025
CVP Cascade CLO, Ser 2014-2A, Cl E
6.420%, 07/18/2026 (B)(G)	2,469	1,180
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
7.834%, 01/20/2027 (B)(G)	3,890	3,297
Fifth Street Senior Loan Fund, Ser 2015-2A
0.000%, 09/29/2027 (B)	5,483	4,729
Figueroa CLO, Ser 2013-1I
0.000%, 03/21/2024	18,856	9,028
Figueroa CLO, Ser 2013-2A
0.000%, 12/15/2025 (B)	2,930	1,892
Fortress Credit Opportunities III CLO, Ser 2014-3A, Cl E
6.877%, 04/28/2026 (B)(G)	3,482	3,073
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl F
7.408%, 10/10/2026 (B)(G)	1,730	1,571
Great Lakes CLO, Ser 2012-1A, Cl E
6.128%, 01/15/2023 (B)(G)	2,811	2,193
Great Lakes CLO, Ser 2012-1A
0.000%, 01/15/2023 (B)	2,457	1,671
Great Lakes CLO, Ser 2014-1A, Cl F
6.628%, 04/15/2025 (B)(G)	2,480	1,314
Great Lakes CLO, Ser 2014-1A
0.000%, 04/15/2025 (B)(G)	6,943	4,930
Great Lakes CLO, Ser 2015-1A, Cl E
7.328%, 07/15/2026 (B)(G)	2,896	2,114
Great Lakes CLO, Ser 2015-1A
0.000%, 07/15/2026 (B)(G)	4,202	3,236
Great Lakes CLO, Ser 2015-1A, Cl F
8.124%, 07/15/2026 (B)(G)	1,319	719
Hildene CLO II, Ser 2014-2A, Cl D
4.333%, 07/19/2026 (B)(G)	1,987	1,801
Hildene CLO II, Ser 2014-2A, Cl E
5.733%, 07/19/2026 (B)(G)	1,987	1,511
Ivy Hill Middle Market Credit Fund VII, Ser 2013-7A
0.000%, 10/20/2025 (B)	3,198	2,590

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Jamestown CLO VII, Ser 2015-7A, Cl E
7.388%, 07/25/2027 (B)(G)	$1,709	$1,173
Jamestown CLO VII, Ser 2015-7A, Cl D
6.138%, 07/25/2027 (B)(G)	1,709	1,311
JFIN Revolver CLO, Ser 2013-1A, Cl B
2.634%, 01/20/2021 (B)(G)	1,990	1,980
JFIN Revolver CLO, Ser 2014-2A, Cl C
3.386%, 02/20/2022 (B)(G)	1,951	1,897
KVK CLO, Ser 2012-2A
0.000%, 02/10/2025 (B)	2,471	890
Lockwood Grove CLO, Ser 2014-1A, Cl E
7.198%, 01/25/2024 (B)(G)	2,191	1,994
Lockwood Grove CLO, Ser 2014-1A
0.000%, 01/25/2024 (B)	3,797	2,544
Nelder Grove CLO, Ser 2014-1A, Cl E
7.424%, 08/28/2026 (B)(G)	2,926	2,224
Nelder Grove CLO, Ser 2014-1A, Cl D1
5.194%, 08/28/2026 (B)(G)	1,951	1,756
Neuberger Berman CLO XIII, Ser 2012-13A
0.000%, 01/23/2024 (B)	447	116
Neuberger Berman CLO XVI, Ser 2014-16A, Cl F
0.000%, 04/15/2026 (B)	163	80
Neuberger Berman CLO XVI, Ser 2014-16A
0.000%, 04/15/2026 (B)	2,450	1,113
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl E
6.738%, 07/25/2025 (B)(G)	1,974	1,579
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
6.688%, 01/25/2027 (B)(G)	3,439	2,665
NXT Capital CLO, Ser 2012-1A, Cl E
8.134%, 07/20/2022 (B)(G)	2,417	2,236
OCP CLO, Ser 2012-2A
0.000%, 11/22/2023 (B)	2,615	891
Peaks CLO, Ser 2014-1A, Cl D
5.128%, 06/15/2026 (B)(G)	985	855
Rockwall CDO, Ser 2007-1A
0.887%, 08/01/2024 (B)(G)	10,316	10,084
Shackleton CLO, Ser 2014-6A
0.000%, 07/17/2026 (B)(G)	7,935	2,777
Trinitas CLO I, Ser 2014-1A
0.000%, 04/15/2026 (B)	3,507	1,718
Trinitas CLO II, Ser 2014-2A, Cl D
4.428%, 07/15/2026 (B)(G)	1,184	888
Venture CDO, Ser 2012-10A
0.000%, 07/20/2022 (B)	5,284	2,942
Venture X CLO, Ser 2013-12A
0.000%, 02/28/2024 (B)	3,305	1,487
Venture XI CLO, Ser 2012-11A
0.000%, 11/14/2022 (B)	5,403	2,269
Venture XIV CLO, Ser 2013-14A
0.000%, 08/25/2025 to 08/25/2025 (B)	1,833	875

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Venture XV CLO, Ser 2013-15A
0.000%, 07/15/2025 (B)	$1,022	$500
Venture XXII CLO, Ser 2016-22A, Cl E
7.371%, 01/15/2028 (B)(G)	1,136	1,000
Venture XXII CLO, Ser 2016-22A, Cl F
8.380%, 01/15/2028 (B)(G)	792	610
Venture XXII CLO, Ser 2016-22A
0.000%, 01/15/2028 (B)(G)	21	1,816
Venture XXIV, Warehouse Note
0.000%, (J)	20	2,028

Total Asset-Backed Securities (Cost $158,619) ($ Thousands)		153,944

LOAN PARTICIPATIONS — 8.0%
21st Century Oncology Holdings, Term B Loan, 1st Lien
0.065%, 04/30/2022	925	839
682534 N.B. Inc., Initial Term Loan, 1st Lien
12.000%, 10/01/2020	693	270
Acadia Healthcare Company, Term B Loan, 1st Lien
3.750%, 02/11/2022	790	775
Accudyne Industries LLC, Refinancing Term Loan, 1st Lien
0.040%, 12/13/2019 (G)	845	756
Affinion Group Inc., Term B Loan, 1st Lien
6.750%, 04/30/2018	3	3
0.068%, 04/30/2018	1,364	1,235
Albertson’s LLC, Term B-4 Loan, 1st Lien
0.055%, 08/25/2021	1,042	1,043
Alinta Energy Finance Property Limited, Delayed Draw Term Loan, 1st Lien
0.064%, 08/13/2018	165	163
Alinta Energy Finance Property Limited, Term B Loan, 1st Lien
0.064%, 08/13/2019	2,489	2,457
Amaya Holdings B.V., Initial Term Loan, 1st Lien
5.000%, 08/01/2021	1,252	1,211
American Renal Holdings Inc., Term B Loan, 1st Lien
4.750%, 08/20/2019	3,174	3,166
American Tire Distributors, Initial Term Loan, 1st Lien
0.053%, 09/01/2021	990	953
ANVC Merger Corp., Initial Term Loan, 1st Lien
0.055%, 02/18/2021	1,792	1,644
Applied Systems Inc., Initial Term Loan, 2nd Lien
0.075%, 01/24/2022	1,187	1,175
Ascena Retail Group Inc., Term B Loan, 1st Lien
0.053%, 08/21/2022	1,677	1,596

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Aspect Software Inc., Term B Loan, 1st Lien
10.250%, 05/07/2017	$1,329	$1,270
Asurion LLC, Initial Term Loan, 2nd Lien
0.085%, 03/03/2021	3,120	2,995
Asurion LLC, Term B-4 Loan, 1st Lien
0.050%, 08/04/2022	1,478	1,455
Atlas America Finance Inc., Term B Loan, 1st Lien
8.750%, 12/07/2017	304	91
Avago Technologies Cayman Holdings, Term B-1 Loan, 1st Lien
4.250%, 02/01/2023 (G)	3,990	3,992
Blount International Inc., Initial Term Loan, 1st Lien
7.250%, 04/12/2023	1,230	1,233
Blue Ribbon LLC, Initial Term Loan, 1st Lien
5.000%, 11/15/2021	680	679
BMC Foreign Holding Company, Initial Term Loan, 1st Lien
5.000%, 09/10/2020	1,008	896
BWAY Intermediate Company Inc., Term B Loan, 1st Lien
5.500%, 08/14/2020	22	22
0.055%, 08/14/2020	513	511
Carestream Health Inc., Initial Term Loan, 2nd Lien
0.095%, 12/07/2019	5,508	4,957
CD&R Millennium HolcCo 6 S.A.R.L., Initial Term Loan, 2nd Lien
0.088%, 07/31/2022	680	626
Cengage Learning Inc., Term B Loan, 1st Lien
7.000%, 06/07/2023	1,595	1,575
Ceva Group PLC, Synthetic Line of Credit, 1st Lien
6.500%, 03/19/2021	203	166
Ceva Intercompany B.V., Initial Term Loan, 1st Lien
6.500%, 03/19/2021	210	172
Ceva Logistics Canada ULC, Initial Term Loan, 1st Lien
6.500%, 03/19/2021	36	30
Ceva Logistics U.S. Holdings Inc., Initial Term Loan, 1st Lien
0.065%, 03/19/2021	290	237
Clear Channel Communications Inc., Extended
Term D Loan, 1st Lien
7.204%, 01/30/2019	5,436	3,956
ClubCorp Club Operations Inc., Initial Term Loan, 1st Lien
4.250%, 12/15/2022	275	274

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Cowlitz Tribal Gaming Authority, Initial Term Loan, 1st Lien
11.500%, 12/04/2020 (G)	$3,000	$2,760
CTI Foods, Initial Term Loan, 2nd Lien
0.083%, 06/28/2021	1,190	1,071
Cumulus Media Holdings Inc., Initial Term Loan, 1st Lien
4.250%, 12/23/2020	3,089	2,158
Dex Media West LLC, Initial Term Loan, 1st Lien
0.080%, 12/30/2016	1,249	518
Diebold Inc., Term B Loan, 1st Lien
5.250%, 11/06/2023	840	835
Dollar Tree Inc., Term B-2 Loan, 1st Lien
0.043%, 07/06/2022	248	248
Drillships Ocean Ventures Inc., Term B Loan, 1st Lien
0.055%, 07/25/2021	1,918	1,138
Empire Generating Co. LLC, Term B Loan, 1st Lien
0.053%, 03/12/2021	1,513	1,286
Empire Generating Co. LLC, Term C Loan, 1st Lien
0.053%, 03/12/2021	120	102
Energy & Exploration Partners LLC, Term B Loan, 1st Lien
13.000%, 11/12/2021	129	129
0.078%, 01/22/2019	1,381	159
0.000%, 11/12/2021 (K)	50	—
Evergreen Skills Lux S.À R.L., Initial Term Loan, 1st Lien
5.750%, 04/28/2021	1,827	1,439
Evergreen Skills Lux S.À R.L., Initial Term Loan, 2nd Lien
9.250%, 04/28/2022	915	412
FMG Resources (August 2006) Property Limited, Initial Term Loan, 1st Lien
0.043%, 06/30/2019 (G)	2,855	2,726
Gardner Denver Inc., Initial Term Loan, 1st Lien
4.250%, 07/30/2020 (G)	241	222
Global Aviation Holdings, Initial Term Loan, 2nd Lien
10.000%, 07/13/2017 (A)	1,877	—
Hercules Achievement Inc., Initial Term Loan, 1st Lien
5.000%, 12/10/2021	9	9
0.050%, 12/10/2021	1,054	1,049
Indivior Finance S.A.R.L., Initial Term Loan, 1st Lien
7.000%, 12/19/2019	21	21
0.070%, 12/19/2019	1,544	1,528
Integra Telecom Inc., Term B Loan, 1st Lien
0.053%, 08/14/2020	871	845

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Intelsat Jackson Holdings Ltd., Term B-2 Loan, 1st Lien
3.750%, 06/30/2019 (G)	$620	$564
J.Crew Group Inc., Initial Term Loan, 1st Lien
0.040%, 03/05/2021	2,012	1,370
KCA Deutag US Finance LLC, Term B Loan, 1st Lien
6.250%, 05/18/2020	1,017	782
KRATON Polymers LLC, Term B Loan, 1st Lien
6.000%, 01/06/2022	240	236
Laureate Education Inc., Extended Term Loan, 1st Lien
5.000%, 06/15/2018	366	354
Magic Newco LLC, Initial Term Loan, 1st Lien
0.050%, 12/12/2018	1,170	1,168
Magic Newco LLC, Initial Term Loan, 2nd Lien
0.120%, 06/12/2019	1,250	1,299
Maple Holdings Acquisition Corp., Term B Loan, 1st Lien
5.250%, 03/03/2023	2,222	2,222
Marina District Finance Company Inc., Initial Term Loan, 1st Lien
0.065%, 08/15/2018	784	784
Mashantucket Pequot, Term A Loan, 1st Lien
0.050%, 07/01/2018	2,083	1,813
Mashantucket Pequot, Term B Loan, 1st Lien
0.094%, 06/30/2020	7,212	6,202
Medical Card System, Initial Term Loan, 1st Lien
1.500%, 05/31/2019 (H)	1,975	1,214
0.000%, (A)(K)	265	—
Metroflag, 2nd Lien
14.000%, 01/06/2009 (A)	300	—
MGM Growth Properties Operating Partnership LP, Term B Loan, 1st Lien
4.000%, 04/25/2023	393	394
MKS Instruments, Inc., Term B-1 Loan, 1st Lien
4.250%, 04/28/2023	535	535
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
5.500%, 06/15/2018	2,370	2,350
Moxie Liberty LLC, Term B-1 Loan, 1st Lien
0.075%, 08/21/2020	1,965	1,906
Murray Energy Corporation, Term B-2 Loan, 1st Lien
7.500%, 04/16/2020	3	2
0.075%, 04/16/2020	524	380
NaNa Development Corporation, Initial Term Loan, 1st Lien
0.080%, 03/15/2018	251	232
Nelson Education Ltd., Equity, Other
0.000%, (A)(K)	115	—

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
New LightSquared LLC, 2nd Lien Term Loan
13.500%, 12/07/2020	$1,950	$1,207
New LightSquared LLC, Initial Term Loan, 1st Lien
9.750%, 06/15/2020	2,197	1,949
New Millennium Holdco, Closing Date Term Loan, 1st Lien
7.500%, 12/21/2020	726	529
New MMI Inc., Initial Term Loan, 1st Lien
0.090%, 01/31/2020	3,026	2,481
Nexstar Broadcasting, Bridge Loan
0.000%, 01/27/2017 (K)	2,985	2,985
Nine West Holdings Inc., Initial Term Loan (Unsecured)
0.063%, 01/08/2020	5,775	1,271
Ocean Rig ASA, Term B-1 Loan, 1st Lien
0.060%, 03/31/2021	2,170	844
ON Semiconductor Corporation, Closing Date Term Loan, 1st Lien
5.250%, 03/31/2023	1,590	1,594
Onex York Acquisition Corp., Term B Loan, 1st Lien
4.750%, 10/01/2021	710	621
Ortho-Clinical Diagnostics Inc., Initial Term Loan, 1st Lien
4.750%, 06/30/2021	781	737
Oxbow Carbon LLC, Initial Term Loan, 2nd Lien
0.080%, 01/17/2020	2,394	2,262
P2 Upstream Acquisition Co., Initial Term Loan, 1st Lien
5.000%, 10/30/2020	736	686
Peak 10 Inc., Initial Term Loan, 2nd Lien
8.250%, 06/17/2022	2,300	1,989
Penton Media Inc., Initial Term Loan, 2nd Lien
0.090%, 10/02/2020	1,970	1,911
PETCO Animal Supplies Inc., Term B-1 Loan, 1st Lien
5.000%, 01/26/2023	2,055	2,042
PQ Corporation, Term B-1 Loan, 1st Lien
5.750%, 11/04/2022	423	423
Quorum Health Corporation, Term B Loan, 1st Lien
6.750%, 04/29/2022	243	243
Riverbed Technology Inc., Initial Term Loan, 1st Lien
5.000%, 04/25/2022	678	677
Royal Holdings Inc., Initial Term Loan, 2nd Lien
0.085%, 06/19/2023	319	295
Rue 21 Inc., Term B Loan, 1st Lien
0.056%, 10/09/2020	1,506	817

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Seadrill Partners Finco LLC, Initial Term Loan, 1st Lien
4.000%, 02/21/2021	$347	$154
SolarWinds Holdings Inc., Initial Term Loan, 1st Lien
6.500%, 02/03/2023	1,300	1,290
Stardust Finance Holdings Inc., Initial Term Loan, 1st Lien
6.500%, 03/14/2022	925	901
Steinway Musical Instruments Inc., Initial Term Loan, 1st Lien
0.048%, 09/19/2019	941	908
Syncreon Global Finance (US) Inc., Initial Term Loan, 1st Lien
0.053%, 10/28/2020	893	768
Syniverse Holdings Inc., Incremental Term B Loan, 1st Lien
4.000%, 04/23/2019	166	122
Syniverse Holdings Inc., Initial Term Loan, 1st Lien
5.380%, 04/23/2019	613	456
Templar Energy LLC, Initial Term Loan, 2nd Lien
0.085%, 11/25/2020	2,067	517
Texas Competitive Electric Holdings Company LLC, Extended Term Loan, 1st Lien
4.934%, 10/10/2017 (A)	1,660	555
4.917%, 10/10/2017 (A)	17	6
Texas Competitive Electric Holdings Company LLC, Non-Extending Term B Loan, 1st Lien
4.917%, 06/30/2016 (A)	11,545	3,784
The Gymboree Corporation, Initial Term Loan, 1st Lien
0.050%, 02/23/2018	3,058	2,367
The Hillman Companies, Inc., Term B Loan, 1st Lien
4.500%, 06/30/2021	300	295
The Neiman Marcus Group Inc., Initial Term Loan, 1st Lien
0.043%, 10/25/2020	1,299	1,165
Toys ‘R’ US-Delaware Inc., Term B-4 Loan, 1st Lien
0.098%, 04/24/2020	194	166
Trans Union LLC, Term B-2 Loan, 1st Lien
0.035%, 04/09/2021	1,527	1,506
Travelport Finance (Luxembourg) S.A.R.L., Initial Term Loan, 1st Lien
0.058%, 09/02/2021	2,285	2,271
True Religion Apparel Inc., Initial Term Loan, 1st Lien
5.875%, 07/30/2019	759	323

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
TSAM (Delaware) LLC, Initial Term Loan, 1st Lien
7.750%, 09/12/2019 (H)	$875	$870
U.S. Renal Care Inc., Initial Term Loan, 1st Lien
5.250%, 12/30/2022	2,081	2,078
Valeant Pharmaceuticals International Inc., Delayed Draw Term B Loan, 1st Lien
5.000%, 04/01/2022	971	944
Veritas US, Inc., Term B-1 Loan, 1st Lien
6.630%, 01/27/2023	1,932	1,700
VF Holding Corp., Initial Term Loan, 2nd Lien
0.098%, 10/27/2017	560	561
Vitera Healthcare Solutions LLC, Initial Term Loan, 2nd Lien
0.093%, 11/04/2021	900	783
Vizient Inc., Initial Term Loan, 1st Lien
6.250%, 02/13/2023	1,190	1,197
Walter Investment Management Corp., Initial Term Loan, 1st Lien
0.048%, 12/18/2020	956	761
Weight Watchers International Inc., Term B-2 Loan, 1st Lien
4.000%, 04/02/2020	1	1
0.040%, 04/02/2020	456	340
Western Digital Corporation, Term B Loan, 1st Lien
6.250%, 04/29/2023	1,679	1,684
Wilton Brands Inc., Initial Term Loan, 1st Lien
8.500%, 08/30/2018	–	1
0.085%, 08/30/2018	3,052	2,724
Zekelman Industries Inc., Term B Loan, 1st Lien
6.000%, 06/07/2021 (K)	650	649

Total Loan Participations (Cost $164,783) ($ Thousands)		142,295

MUNICIPAL BONDS — 0.6%
Connecticut — 0.2%
Mohegan Tribal, Finance Authority, RB Callable 02/01/2023 @ 100
7.000%, 02/01/2045 (B)	3,625	3,683

Puerto Rico — 0.1%
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2017 @ 100
5.250%, 07/01/2037 (A)	130	84
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2022 @ 100
5.125%, 07/01/2037 (A)	775	503
5.000%, 07/01/2041 (A)	890	578

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (A)	$1,700	$1,135
		2,300

Texas — 0.3%
Texas State, Public Finance Authority, RB Callable 07/01/2019 @ 100
8.250%, 07/01/2024	3,970	4,109

Total Municipal Bonds (Cost $10,373) ($ Thousands)		10,092

CONVERTIBLE BONDS — 0.4%
Cheniere Energy CV to 7.2265
4.250%, 03/15/45	615	347
Liberty Media CV to 16.7764
3.750%, 02/15/30	4,082	2,363
Liberty Media CV to 22.94686
4.000%, 11/15/29	1,661	959
Mirabela Nickel
9.500%, 06/24/19 (B)(H)	1,541	401
Mirant CV to 14.7167
0.000%, 06/15/21 (A)	2,200	–
Whiting Petroleum CV to 111.4976
5.750%, 03/15/21	2,390	2,270

Total Convertible Bonds (Cost $7,334) ($ Thousands)		6,340

	Shares
PREFERRED STOCK — 0.2%
Aspen Insurance Holdings, 5.950% (G)	86,000	2,443
Ceva Holdings, 0.000% *(H)	1,214	425
SLM, 1.934% (G)	20,597	988

Total Preferred Stock (Cost $4,637) ($ Thousands)		3,856

COMMON STOCK — 0.2%
Cengage Learning Holdings II *	2,408	55
Ceva Holdings *(H)	561	196
CUI Acquisition *(H)	3	251
Dana Holding	112,964	1,193
Global Aviation Holdings, Cl A *	97,655	—
Millennium *	21,260	64
Mirabela Nickel *(H)	5,869,596	1
Mmodal *(H)	42,430	446
NII Holdings *	51,236	163
Quad	691	16

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reichhold Industries *(H)	1,427	$889

Total Common Stock (Cost $6,641) ($ Thousands)		3,274

	Number of Warrants
WARRANTS — 0.0%
Mmodal, Expires 07/31/17
Strike Price $48 *	35,128	–
Total Warrants (Cost $15) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.430% **†(L)	6,092	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl A
0.170% **†	9,591,180	9,591

Total Cash Equivalent (Cost $9,591) ($ Thousands)		9,591

Total Investments — 97.8% (Cost $1,842,796) ($ Thousands) @		$1,735,618

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Continued)

A list of the outstanding centrally cleared swap agreements held by the Fund at June 30, 2016, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	CDX.NA.HY SERIES 26	SELL	5.00	6/20/21	$(6,500)	$123

For the period ended June 30, 2016, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,774,526 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2016.
†	Investment in Affiliated Security.
(A)	Security is in default on interest payment.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2016, the value of these securities amounted to $786,199 ($ Thousands), 44.3% representing of the net assets of the Fund.
(C)	Securities considered illiquid. The total value of such securities as of June 30, 2016 was $1 ($ Thousands) and represented 0.0% of Net Assets.
(D)	Securities considered restricted. The total market value of such securities as of June 30, 2016 was $1 ($ Thousands) and represented 0.0% of Net Assets.
(E)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on June 30, 2016. The coupon on a step bond changes on a specified date.
(F)	This security or a partial position of this security is on loan at June 30, 2016. The total market value of securities on loan at June 30, 2016 was $2 ($ Thousands).
(G)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2016.
(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2016 was $17,127 ($ Thousands) and represented 1.0% of Net Assets.
(I)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.
(J)	Maturity date is unavailable.
(K)	Unsettled bank loan. Interest rate not available.
(L)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2016 was $6 ($Thousands).

AID — Agency for International Development

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

LLC — Limited Liability Company

MSCI —Morgan Stanley Capital International

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $1,842,796 ($ Thousands), and the unrealized appreciation and depreciation were $46,529 ($ Thousands) and $(153,707) ($ Thousands), respectively.

A list of restricted securities held by the Fund as of June 30, 2016 is as follows:

	Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine (escrow security)	$2,750	11/30/10	11/30/10	$–	$1	0.00%

The following is a list of the level of inputs used as of June 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$1,398,187	$8,033	$1,406,220
Asset-Backed Securities	–	324	153,620	153,944
Loan Participations	–	136,063	6,232	142,295
Municipal Bonds	–	2,300	7,792	10,092
Convertible Bonds	–	5,939	401	6,340
Preferred Stock	2,443	988	425	3,856
Common Stock	1,491	–	1,783	3,274
Warrants	–	–	–	–
Affiliated Partnership	–	6	–	6
Cash Equivalent	9,591	–	–	9,591

Total Investments in Securities	$13,525	$1,543,807	$178,286	$1,735,618

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap
Credit Default Swap *
Unrealized Appreciation	$—	$123	$—	$123

Total Other Financial Instruments	$—	$123	$—	$123

*Swap contracts are valued at the unrealized appreciation on the instrument.

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Continued)

The following is a reconciliation of the investments in which unobservable inputs (Level 3) were used in determining fair value ($ Thousands):

	Corporate Obligations	Asset-Backed Securities	Loan Participations	Municipal Bonds	Convertible Bonds	Preferred Stock	Common Stock	Warrants
Balance as of September 30, 2015	$5,626	$167,799	$6,047	$-	$435	$-	$1,569	$9
Accrued discounts/premiums	31	211	74	-	(2)	-	-	-
Realized gain/(loss)	(14)	(39)	(428)	-	-	-	33	-
Change in unrealized appreciation/(depreciation)	(82)	(8,535)	206	-	(169)	-	17	(9)
Purchases	59	22,485	859	-	137	-	-	-
Sales	(4)	(28,301)	(989)	-	-	-	(32)	-
Transfer into Level 3	2,417	-	2,760	7,792	-	425	196	-
Transfer out of Level 3	-	-	(2,297)	-	-	-	-	-
Ending Balance as of June 30, 2016	$8,033	$153,620	$6,232	$7,792	$401	$425	$1,783	$-
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(3,057)	$(8,545)	$87	$247	$(474)	$(668)	$(224)	$(8)

(1) Of the $178,286 ($ Thousands) in Level 3 securities as of June 30, 2016, $20,112 ($ Thousands) or 1.1% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there have been transfers between Level 2 and Level 3 assets and liabilities due to the availability of observable inputs to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 6/30/2016	Dividend Income
SEI Liquidity Fund, L.P.	$ 6	$—	$—	$ 6	$—
SEI Daily Income Trust, Prime Obligation Fund, Class A	60,505	510,086	(570,591)	—	96
SEI Daily Income Trust, Government Fund, Class A	—	40,294	(30,703)	9,591	—

Totals	$ 60,511	$ 550,380	$ (601,294)	$ 9,597	$ 96

As of June 30, 2016, High Yield Bond Fund is the seller (“providing protection”) on a total notional amount of $6.5 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX

REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	-	-	-	$272,227	$272,227
Maximum potential amount of future payments	-	-	-	6,500,000	6,500,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-400	-	-	-	-	-	-
> than 400	-	-	6,500,000	-	-	6,500,000
Total	-	-	$6,500,000	-	-	$6,500,000

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

High Yield Bond Fund (Concluded)

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 98.4%
U.S. Treasury Inflation Protected Securities
2.625%, 07/15/2017	$ 13,081	$13,615
2.125%, 01/15/2019	12,823	13,757
1.875%, 07/15/2019	14,570	15,764
1.625%, 01/15/2018	13,820	14,343
1.375%, 07/15/2018	13,631	14,296
1.375%, 01/15/2020	17,517	18,703
1.250%, 07/15/2020	27,874	29,952
1.125%, 01/15/2021	31,038	33,197
0.125%, 04/15/2018	45,560	46,237
0.125%, 04/15/2019	46,128	47,102
0.125%, 04/15/2020	45,300	46,339
0.125%, 04/15/2021	14,323	14,675

Total U.S. Treasury Obligations (Cost $304,420) ($ Thousands)		307,980

	Shares

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl A
0.150% **†	4,019,596	4,020

Total Cash Equivalent (Cost $4,020) ($ Thousands)		4,020

Total Investments — 99.7% (Cost $308,440) ($ Thousands) @		$312,000

Percentages are based on a Net Assets of $312,904 ($ Thousands).
**	Rate shown is the 7-day effective yield as of June 30, 2016.
†	Investment in Affiliated Security.

Cl — Class

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $308,440 ($ Thousands), and the unrealized appreciation and depreciation were $3,671 ($ Thousands) and $(111) ($ Thousands), respectively.

The following is a list of the level of inputs used as of June 30, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$–	$307,980	$–	$307,980
Cash Equivalent	4,020	–	–	4,020

Total Investments in Securities	$4,020	$307,980	$–	$312,000

For the period ended June 30, 2016, there were no transfers between Level 1 into Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers between Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 6/30/2016	Dividend Income

SEI Daily Income Trust, Prime Obligation Fund, Class A	$ 227	$ 29,118	$ (29,345)	$ —	$ 3
SEI Daily Income Trust, Government Fund, Class A	—	4,020	—	4,020	—

Totals	$ 227	$ 33,138	$ (29,345)	$ 4,020	$ 3

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Dynamic Asset Allocation

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.1%

Consumer Discretionary — 11.9%
Advance Auto Parts	1,894	$306
Amazon.com, Cl A *	10,536	7,540
Autonation *	2,116	99
Autozone *	825	655
Bed Bath & Beyond	4,655	201
Best Buy	7,878	241
BorgWarner	5,801	171
CarMax *	5,456	268
Carnival	11,880	525
CBS, Cl B	11,588	631
Chipotle Mexican Grill, Cl A *	823	331
Coach	7,634	311
Comcast, Cl A	65,690	4,282
Darden Restaurants	3,234	205
Delphi Automotive	7,341	460
Discovery Communications, Cl A *	4,029	102
Discovery Communications, Cl C *	6,593	157
Dollar General	7,873	740
Dollar Tree *	6,285	592
DR Horton	9,286	292
Expedia	3,115	331
Foot Locker, Cl A	3,700	203
Ford Motor	105,576	1,327
Gap	6,198	132
Garmin	3,304	140
General Motors	37,377	1,058
Genuine Parts	4,004	405
Goodyear Tire & Rubber	7,416	190
H&R Block	6,610	152
Hanesbrands	10,667	268
Harley-Davidson, Cl A	4,955	224
Harman International Industries, Cl A	1,789	129
Hasbro	3,098	260
Home Depot	33,782	4,314
Interpublic Group	11,197	259
Johnson Controls	17,877	791
Kohl’s	4,927	187
L Brands	6,908	464
Leggett & Platt	3,565	182
Lennar, Cl A	4,874	225
LKQ *	8,200	260
Lowe’s	24,145	1,912
Macy’s	8,430	283
Marriott International, Cl A	5,248	349
Mattel	9,299	291
McDonald’s	24,207	2,913
Michael Kors Holdings *	4,828	239
Mohawk Industries *	1,658	315
NetFlix *	11,420	1,045
Newell Brands, Cl B	12,314	598
News, Cl A	9,930	113

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
News, Cl B	2,300	$27
Nike, Cl B	36,138	1,995
Nordstrom	3,766	143
Omnicom Group	6,569	535
O’Reilly Automotive *	2,612	708
Priceline Group *	1,309	1,634
PulteGroup	8,243	161
PVH	2,120	200
Ralph Lauren, Cl A	1,660	149
Ross Stores	11,035	626
Royal Caribbean Cruises	4,710	316
Scripps Networks Interactive, Cl A	2,494	155
Signet Jewelers	2,113	174
Staples	16,101	139
Starbucks	39,857	2,277
Starwood Hotels & Resorts Worldwide	4,354	322
Target, Cl A	16,084	1,123
TEGNA	5,938	138
Tiffany	3,098	188
Time Warner	21,123	1,553
TJX	18,138	1,401
Tractor Supply	3,546	323
TripAdvisor *	3,097	199
Twenty-First Century Fox, Cl A	29,662	802
Twenty-First Century Fox, Cl B	11,800	322
Ulta Salon Cosmetics & Fragrance *	1,700	414
Under Armour, Cl A *	4,946	198
Under Armour, Cl C *	4,981	181
Urban Outfitters *	2,059	57
VF	9,140	562
Viacom, Cl B	9,330	387
Walt Disney	40,381	3,950
Whirlpool	2,109	351
Wyndham Worldwide	3,219	229
Wynn Resorts	2,117	192
Yum! Brands	11,197	928

		60,727

Consumer Staples — 10.3%
Altria Group	53,369	3,680
Archer-Daniels-Midland	16,341	701
Brown-Forman, Cl B	2,814	281
Campbell Soup	4,872	324
Church & Dwight	3,400	350
Clorox	3,522	487
Coca-Cola	106,082	4,809
Colgate-Palmolive	24,148	1,768
ConAgra Foods	11,992	573
Constellation Brands, Cl A	4,670	772
Costco Wholesale	11,776	1,849
CVS Health	29,199	2,796
Dr Pepper Snapple Group	5,089	492

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Dynamic Asset Allocation (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Estee Lauder, Cl A	6,044	$550
General Mills	16,141	1,151
Hershey	3,786	430
Hormel Foods	7,316	268
JM Smucker	3,304	504
Kellogg	6,794	555
Kimberly-Clark	9,777	1,344
Kraft Heinz	16,100	1,425
Kroger	26,248	966
McCormick	3,014	321
Mead Johnson Nutrition, Cl A	5,138	466
Molson Coors Brewing, Cl B	4,924	498
Mondelez International, Cl A	42,353	1,927
Monster Beverage *	4,055	652
PepsiCo	39,140	4,146
Philip Morris International	41,937	4,266
Procter & Gamble	72,309	6,122
Reynolds American	22,464	1,211
SYSCO, Cl A	14,243	723
Tyson Foods, Cl A	8,375	559
Walgreens Boots Alliance	23,607	1,966
Wal-Mart Stores	41,576	3,036
Whole Foods Market	8,351	267

		52,235

Energy — 7.2%
Anadarko Petroleum, Cl A	13,893	740
Apache	10,101	562
Baker Hughes	11,815	533
Cabot Oil & Gas	12,898	332
Chesapeake Energy	11,202	48
Chevron	51,226	5,370
Cimarex Energy	2,449	292
Columbia Pipeline Group	10,443	266
Concho Resources *	3,500	418
ConocoPhillips	33,486	1,460
Devon Energy	14,026	509
Diamond Offshore Drilling	1,378	34
EOG Resources	15,027	1,254
EQT	4,705	364
Exxon Mobil	112,800	10,574
FMC Technologies *	5,813	155
Halliburton	23,342	1,057
Helmerich & Payne	2,843	191
Hess	7,274	437
Kinder Morgan	49,914	934
Marathon Oil	21,592	324
Marathon Petroleum	14,337	544
Murphy Oil	4,295	136
National Oilwell Varco, Cl A	10,530	354
Newfield Exploration *	5,573	246
Noble Energy	11,737	421

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Occidental Petroleum	20,700	$1,564
Oneok	5,954	283
Phillips 66	12,799	1,016
Pioneer Natural Resources	4,492	679
Range Resources	4,487	194
Schlumberger, Cl A	37,937	3,000
Southwestern Energy *	11,186	141
Spectra Energy	18,957	694
Tesoro	3,203	240
Transocean	9,031	107
Valero Energy	12,497	637
Williams	18,746	406

		36,516

Financials — 15.2%
Affiliated Managers Group *	1,529	215
Aflac	11,409	823
Allstate	10,312	721
American Express	22,313	1,356
American International Group	31,305	1,656
American Tower, Cl A ‡	11,616	1,320
Ameriprise Financial	4,617	415
Aon	7,409	809
Apartment Investment & Management, Cl A ‡	3,943	174
Arthur J. Gallagher	4,700	224
Assurant	1,782	154
AvalonBay Communities ‡	3,722	671
Bank of America	278,745	3,699
Bank of New York Mellon	29,143	1,132
BB&T	22,156	789
Berkshire Hathaway, Cl B *	51,030	7,389
BlackRock	3,415	1,170
Boston Properties ‡	4,108	542
Capital One Financial	14,215	903
CBRE Group, Cl A *	7,925	210
Charles Schwab	32,635	826
Chubb	12,466	1,629
Cincinnati Financial	4,093	306
Citigroup	79,245	3,359
Citizens Financial Group	13,800	276
CME Group	9,248	901
Comerica	4,473	184
Crown Castle International ‡	9,128	926
Digital Realty Trust, Cl A ‡	3,900	425
Discover Financial Services	10,946	587
E*Trade Financial *	8,170	192
Equinix ‡	1,859	721
Equity Residential ‡	9,933	684
Essex Property Trust ‡	1,760	401
Extra Space Storage ‡	3,500	324
Federal Realty Investment Trust ‡	1,800	298
Fifth Third Bancorp	21,751	383

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Dynamic Asset Allocation (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Franklin Resources	9,636	$322
General Growth Properties ‡	15,697	468
Goldman Sachs Group	10,521	1,563
Hartford Financial Services Group	10,961	486
HCP ‡	12,430	440
Host Hotels & Resorts ‡	19,712	319
Huntington Bancshares	22,447	201
Intercontinental Exchange	3,156	808
Invesco	11,212	286
Iron Mountain ‡	6,776	270
JPMorgan Chase	99,317	6,172
KeyCorp	21,553	238
Kimco Realty ‡	11,396	358
Legg Mason	3,009	89
Leucadia National	8,640	150
Lincoln National	6,609	256
Loews	7,389	304
M&T Bank	4,208	497
Macerich ‡	3,265	279
Marsh & McLennan	14,017	960
MetLife	30,112	1,199
Moody’s	4,404	413
Morgan Stanley	40,617	1,055
Nasdaq, Cl A	2,987	193
Navient	10,409	124
Northern Trust	5,671	376
People’s United Financial	8,289	121
PNC Financial Services Group	13,597	1,107
Principal Financial Group, Cl A	7,133	293
Progressive	15,621	523
ProLogis ‡	14,171	695
Prudential Financial	11,977	854
Public Storage ‡	4,000	1,022
Realty Income ‡	6,718	466
Regions Financial	34,660	295
S&P Global	7,278	781
Simon Property Group ‡	8,458	1,834
SL Green Realty ‡	2,615	278
SunTrust Banks	13,839	568
Synchrony Financial	22,801	576
T. Rowe Price Group	6,740	492
Torchmark, Cl A	3,035	188
Travelers	7,852	935
UDR ‡	7,000	258
Unum Group	6,163	196
US Bancorp	44,402	1,791
Ventas ‡	9,310	678
Vornado Realty Trust ‡	4,831	484
Wells Fargo	125,733	5,951
Welltower ‡	9,507	724
Weyerhaeuser ‡	21,060	627
Willis Towers Watson	3,748	466

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
XL Group, Cl A	8,014	$267
Zions Bancorporation	5,337	134

		77,224

Health Care — 14.3%
Abbott Laboratories	40,215	1,581
AbbVie	44,125	2,732
Aetna, Cl A	9,616	1,174
Agilent Technologies	8,685	385
Alexion Pharmaceuticals *	6,008	701
Allergan *	10,680	2,468
AmerisourceBergen	5,154	409
Amgen, Cl A	20,463	3,113
Anthem	7,138	938
Baxter International	15,292	692
Becton Dickinson	5,752	975
Biogen *	6,050	1,463
Boston Scientific *	36,192	846
Bristol-Myers Squibb	45,538	3,349
C.R. Bard	1,997	470
Cardinal Health	9,003	702
Celgene, Cl A *	21,094	2,081
Centene *	4,600	328
Cerner *	8,212	481
Cigna	7,010	897
DaVita HealthCare Partners *	4,357	337
DENTSPLY SIRONA	6,671	414
Edwards Lifesciences, Cl A *	5,872	586
Eli Lilly	26,513	2,088
Endo International *	5,438	85
Express Scripts Holding *	17,232	1,306
Gilead Sciences	36,213	3,021
HCA Holdings *	8,343	643
Henry Schein *	2,222	393
Hologic *	6,600	228
Humana	4,090	736
Illumina *	3,900	547
Intuitive Surgical *	1,046	692
Johnson & Johnson	74,644	9,054
Laboratory Corp of America Holdings *	2,717	354
Mallinckrodt *	2,811	171
McKesson	6,237	1,164
Medtronic	38,341	3,327
Merck	75,166	4,330
Mylan *	11,826	511
Patterson	2,462	118
PerkinElmer	2,969	156
Perrigo	3,776	342
Pfizer	164,657	5,798
Quest Diagnostics	3,678	299
Regeneron Pharmaceuticals *	2,115	739
St. Jude Medical	7,509	586

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Dynamic Asset Allocation (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Stryker	8,576	$1,028
Thermo Fisher Scientific	10,611	1,568
UnitedHealth Group	25,811	3,645
Universal Health Services, Cl B	2,542	341
Varian Medical Systems *	2,565	211
Vertex Pharmaceuticals *	6,758	581
Waters *	2,120	298
Zimmer Biomet Holdings	5,553	668
Zoetis, Cl A	12,373	587

		72,737

Industrials — 9.9%
3M	16,526	2,894
Acuity Brands	1,200	298
Alaska Air Group	3,300	192
Allegion	2,494	173
American Airlines Group	15,925	451
Ametek	6,364	294
Boeing	16,309	2,118
C.H. Robinson Worldwide	3,887	289
Caterpillar, Cl A	15,845	1,201
Cintas	2,252	221
CSX	26,188	683
Cummins	4,263	479
Danaher, Cl A	16,391	1,656
Deere	7,913	641
Delta Air Lines, Cl A	20,722	755
Dover	4,246	294
Dun & Bradstreet	952	116
Eaton	12,539	749
Emerson Electric	17,426	909
Equifax	3,276	421
Expeditors International of Washington	5,208	255
Fastenal, Cl A	7,722	343
FedEx	6,969	1,058
Flowserve	3,454	156
Fluor	3,692	182
Fortune Brands Home & Security	4,200	243
General Dynamics	7,965	1,109
General Electric	249,593	7,857
Honeywell International	20,652	2,402
Illinois Tool Works	8,931	930
Ingersoll-Rand	7,103	452
Jacobs Engineering Group *	3,321	165
JB Hunt Transport Services	2,345	190
Kansas City Southern	2,863	258
L-3 Communications Holdings	2,019	296
Lockheed Martin	7,082	1,758
Masco	9,323	288
Nielsen Holdings	9,880	513
Norfolk Southern	8,002	681
Northrop Grumman	4,861	1,081

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PACCAR	9,519	$494
Parker-Hannifin, Cl A	3,652	395
Pentair	5,077	296
Pitney Bowes	5,551	99
Quanta Services *	4,382	101
Raytheon	8,099	1,101
Republic Services	6,662	342
Robert Half International	3,459	132
Rockwell Automation	3,535	406
Rockwell Collins	3,630	309
Roper Technologies	2,714	463
Ryder System	1,523	93
Snap-on	1,555	245
Southwest Airlines, Cl A	17,433	684
Stanley Black & Decker	4,011	446
Stericycle, Cl A *	2,226	232
Textron	7,037	257
TransDigm Group *	1,400	369
Tyco International	11,518	491
Union Pacific	23,019	2,008
United Continental Holdings *	9,400	386
United Parcel Service, Cl B	18,611	2,005
United Rentals *	2,499	168
United Technologies	21,232	2,177
Verisk Analytics, Cl A *	4,300	349
Waste Management	11,182	741
WW Grainger	1,547	352
Xylem	4,648	208

		50,400

Information Technology — 19.2%
Accenture, Cl A	16,948	1,920
Activision Blizzard	13,500	535
Adobe Systems *	13,564	1,299
Akamai Technologies *	4,774	267
Alliance Data Systems *	1,646	323
Alphabet, Cl A *	7,969	5,606
Alphabet, Cl C *	7,993	5,532
Amphenol, Cl A	8,320	477
Analog Devices	8,443	478
Apple	148,930	14,238
Applied Materials	31,171	747
Autodesk, Cl A *	5,905	320
Automatic Data Processing	12,342	1,134
Broadcom	10,075	1,566
CA	8,433	277
Cisco Systems	136,672	3,921
Citrix Systems *	4,126	330
Cognizant Technology Solutions, Cl A *	16,477	943
Corning, Cl B	29,371	602
CSRA	3,466	81
eBay *	29,347	687

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Dynamic Asset Allocation (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Electronic Arts *	8,428	$639
EMC	52,762	1,434
F5 Networks, Cl A *	1,791	204
Facebook, Cl A *	62,771	7,173
Fidelity National Information Services, Cl B	7,453	549
First Solar *	2,122	103
Fiserv, Cl A *	5,882	640
Flir Systems	3,792	117
Global Payments	4,147	296
Harris	3,227	269
Hewlett Packard Enterprise	45,510	831
HP	45,410	570
Intel	128,297	4,208
International Business Machines	24,068	3,653
Intuit	6,985	780
Juniper Networks	10,033	226
KLA-Tencor	4,249	311
Lam Research	4,120	346
Linear Technology	6,536	304
MasterCard, Cl A	26,282	2,314
Microchip Technology	5,437	276
Micron Technology *	29,071	400
Microsoft	213,796	10,940
Motorola Solutions	4,302	284
NetApp	8,228	202
Nvidia	13,948	656
Oracle, Cl B	84,733	3,468
Paychex	8,600	512
PayPal Holdings *	30,185	1,102
Qorvo *	3,805	210
Qualcomm	40,368	2,163
Red Hat *	4,960	360
salesforce.com *	17,172	1,364
Seagate Technology	8,043	196
Skyworks Solutions	5,207	330
Symantec, Cl A	15,608	321
TE Connectivity	9,703	554
Teradata *	3,999	100
Texas Instruments	27,211	1,705
Total System Services	4,667	248
VeriSign *	2,478	214
Visa, Cl A	51,832	3,844
Western Digital	7,638	361
Western Union	13,877	266
Xerox	24,256	230
Xilinx	6,887	318
Yahoo! *	23,732	891

		97,765

Materials — 2.7%
Air Products & Chemicals	5,161	733
Albemarle	3,000	238

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alcoa	34,378	$319
Avery Dennison	2,376	178
Ball	3,656	264
CF Industries Holdings	5,937	143
Dow Chemical, Cl A	30,389	1,511
E.I. Du Pont de Nemours	23,765	1,540
Eastman Chemical	3,798	258
Ecolab	7,154	848
FMC	3,549	164
Freeport-McMoRan, Cl B	32,262	359
International Flavors & Fragrances	2,215	279
International Paper	11,273	478
LyondellBasell Industries, Cl A	9,143	680
Martin Marietta Materials, Cl A	1,665	320
Monsanto	11,728	1,213
Mosaic	9,410	246
Newmont Mining	14,604	571
Nucor	8,348	412
Owens-Illinois *	3,528	64
PPG Industries	7,270	757
Praxair	7,733	869
Sealed Air	5,058	233
Sherwin-Williams, Cl A	2,113	621
Vulcan Materials	3,530	425
WestRock	6,892	268

		13,991

Telecommunication Services — 2.8%
AT&T	167,503	7,238
CenturyTel	14,142	410
Frontier Communications	30,139	149
Level 3 Communications *	7,981	411
Verizon Communications	110,698	6,181

		14,389

Utilities — 3.6%
AES	17,212	215
AGL Resources	3,295	217
Alliant Energy	6,200	246
Ameren	6,544	351
American Electric Power	13,329	934
American Water Works	4,800	406
Centerpoint Energy	11,917	286
CMS Energy	7,513	344
Consolidated Edison	8,378	674
Dominion Resources	16,904	1,317
DTE Energy	4,841	480
Duke Energy	18,598	1,595
Edison International	8,790	683
Entergy	4,777	389
Eversource Energy	8,544	512
Exelon	25,390	923

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Dynamic Asset Allocation (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FirstEnergy	11,621	$406
NextEra Energy	12,498	1,630
NiSource	8,213	218
NRG Energy	8,464	127
PG&E	13,693	875
Pinnacle West Capital	3,094	251
PPL	18,039	681
Public Service Enterprise Group	13,657	636
SCANA	3,980	301
Sempra Energy	6,368	726
Southern	25,782	1,383
TECO Energy	6,079	168
WEC Energy Group	8,537	557
Xcel Energy	13,546	607

		18,138

Total Common Stock (Cost $471,597) ($ Thousands)		494,122

Total Investments — 97.1% (Cost $471,597) ($ Thousands) @		$494,122

	Contracts

PURCHASED OPTION(A)* — 0.1%
September 2016 SPX Call, Expires 09/17/2016, Strike Price $2,250.00	1,587	$270

Total Purchased Option (Cost $465) ($ Thousands)		270

WRITTEN OPTION(A)* — (0.1)%
September 2016 SPX Put, Expires 09/17/2016 Strike Price $1,875.00	(244)	(352)

Total Written Option (Premiums Received $(469)) ($ Thousands)		$(352)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2016 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

07/21/16	USD	106	EUR	95	$—
07/21/16	USD	1,057	KRW	1,220,000	1
07/21/16	EUR	45,316	USD	51,678	1,300
07/21/16	USD	50,428	INR	3,398,915	(244)
07/21/16	KRW	59,477,068	USD	51,711	130
01/09/17	USD	909	SAR	3,460	9
01/19/17	SAR	97,609	USD	25,336	(568)

					$628

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2016 is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Bank of America	$(77,242)	$76,439	$(803)
BNP Paribas	(50,483)	51,783	1,300
Standard Chartered	(51,581)	51,711	130
Standard New York	(1,057)	1,058	1

			$628

For the period ended June 30, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $508,780 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	For the period ended June 30, 2016, the total amount of open purchased options and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

Cl — Class

EUR — Euro

INR — Indian Rupee

KRW — Korean Won

S&P— Standard & Poor’s

SAR— South African Rand

SPX— S&P 500 Stock Index

USD— United States Dollar

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $471,597 ($ Thousands), and the unrealized appreciation and depreciation were $43,809 ($ Thousands) and $(21,284) ($Thousands), respectively.

The following is a list of the levels of inputs used as of June 30, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$494,122	$–	$–	$494,122

Total Investments in Securities	$494,122	$–	$–	$494,122

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Purchased Option	$270	$—	$—	$270
Written Option	(352)	—	—	(352)
Forwards Contracts *
Unrealized Appreciation	—	1,440	—	1,440
Unrealized Depreciation	—	(812)	—	(812)

Total Other Financial Instruments	$(82)	$628	$—	$546

*Forwards contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Dynamic Asset Allocation (Concluded)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Strategy Alternative Fund

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES — 47.3%
AQR Managed Futures Strategy Fund, Cl I	364,086	$3,786
AQR Managed Futures Strategy HV Fund, Cl I	1,611,374	17,645
ASG Managed Futures Strategy Fund, Cl Y	2,194,489	24,073
Blackrock Global Long/Short Credit Fund, Cl I	5,788,156	56,782
Driehaus Active Income Fund, Cl I	4,486,047	44,053
Merger Fund, Cl I	3,940,301	60,720
Robeco Boston Partners Long/Short Research Fund, Cl I	943,164	13,902
SEI Institutional Managed Trust Long/Short Alternative Fund, Cl Y †	4,257,580	40,873
Total Registered Investment Companies (Cost $274,056) ($ Thousands)		261,834

COMMON STOCK — 31.7%

Consumer Discretionary — 4.4%
adidas	4,080	582
Beazer Homes USA, Cl A *	73,207	567
Bed Bath & Beyond	12,510	541
Best Buy	18,287	560
Brembo	9,110	500
Callaway Golf	27,047	276
Comcast, Cl A	8,747	570
Continental	2,143	403
Dollarama	7,800	542
Etsy *	16,718	160
Ferrari	12,654	518
Fuji Heavy Industries	12,400	420
Gap	23,073	490
Hennes & Mauritz, Cl B	17,902	521
Home Depot	4,175	533
HUGO BOSS	9,775	553
Lear	5,206	530
LGI Homes *	39,788	1,271
Madison Square Garden *	10,253	1,769
McDonald’s	4,483	539
Media General *	47,455	816
Mediaset Espana Comunicacion	48,040	537
Michael Kors Holdings *	11,352	562
Michaels *	20,089	571
Nitori	2,200	265
Nordstrom	14,691	559
Omnicom Group	4,616	376
Pandora	495	67
Regal Entertainment Group, Cl A	11,256	248
Shake Shack, Cl A *	34,490	1,256
Starz - Liberty Capital *	9,677	290
Target, Cl A	8,132	568
Tenneco *	5,042	235
TravelCenters of America LLC *	32,744	267
Urban Outfitters *	18,918	520

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Walt Disney	5,570	$545
WCI Communities *	120,212	2,032
William Lyon Homes, Cl A *	126,791	2,044
Williams-Sonoma	10,329	538

		24,141

Consumer Staples — 2.2%
Axfood	28,735	547
Blue Buffalo Pet Products *	21,720	507
Campbell Soup	8,916	593
Coca-Cola	12,029	545
General Mills	8,424	601
Herbalife *	9,486	555
Hershey	4,444	504
Japan Tobacco	6,600	264
Jeronimo Martins	19,989	315
Lancaster Colony	4,409	563
Lion	17,000	279
Nestle	7,272	561
PepsiCo	5,364	568
Philip Morris International	4,718	480
Pilgrim’s Pride	22,000	561
Procter & Gamble	6,669	565
Rite Aid *	189,783	1,422
Seven & i Holdings	12,700	530
Swedish Match	15,936	550
SYSCO, Cl A	10,927	554
Wal-Mart Stores	7,761	567
Wesfarmers	18,431	550

		12,181

Energy — 1.3%
Cenovus Energy	17,100	235
Chevron	5,354	561
Core Laboratories	4,315	535
Exxon Mobil	6,102	572
Frank’s International	27,000	394
Galp Energia	39,207	544
Gran Tierra Energy *	165,926	561
RELX	32,111	557
RPC	30,555	475
RSP Permian *	69,119	2,412
TonenGeneral Sekiyu	27,000	245
Transocean	26,692	317

		7,408

Financials — 1.9%
American Capital *	114,177	1,807
American Equity Investment Life Holding	37,709	537
Astoria Financial	20,225	310
Berkshire Hathaway, Cl B *	3,870	560
CIMIC Group ‡	9,636	257

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Comerica	53,219	$2,189
Federated Investors, Cl B	6,452	186
Marsh & McLennan	3,433	235
SLM *	336,258	2,078
Zions Bancorporation	87,102	2,189

		10,348

Health Care — 3.6%
Akorn *	8,872	253
Alere *	1,016	42
Align Technology *	7,015	565
AmerisourceBergen	7,226	573
Astellas Pharma	39,400	614
Biogen *	1,351	327
Bruker BioSciences	21,493	489
Charles River Laboratories International *	6,789	560
DaVita HealthCare Partners *	4,572	354
DiaSorin	5,616	343
Edwards Lifesciences, Cl A *	5,680	566
Galenica	381	513
HealthSouth	13,244	514
Hisamitsu Pharmaceutical	6,300	361
Illumina *	3,927	551
Incyte *	6,128	490
Jazz Pharmaceuticals *	3,956	559
Kyowa Hakko Kirin	12,800	217
Mallinckrodt *	2,461	150
Mettler Toledo International *	1,508	550
Novo Nordisk, Cl B	9,740	521
PerkinElmer	10,139	532
Quintiles Transnational Holdings *	8,614	563
Ramsay Health Care	5,949	318
Regeneron Pharmaceuticals *	1,149	401
Sanofi	6,695	557
Shionogi	9,900	537
Shire ADR	1	—
St. Jude Medical	61,056	4,762
Straumann Holding	1,442	568
Terumo	9,000	381
United Therapeutics *	4,198	445
Universal Health Services, Cl B	4,063	545
Waters *	3,975	559
WellCare Health Plans *	5,342	573

		19,853

Industrials — 3.7%
3M	3,235	566
ACS Actividades de Construccion y Servicios	16,753	454
Aena (A)	9,950	1,307
Amada Holdings	12,400	125
ANA Holdings	71,000	202
bpost	19,980	508

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BWX Technologies, Cl W	81,619	$2,919
Casella Waste Systems, Cl A *	63,000	495
Central Japan Railway	3,100	548
Commercial Vehicle Group *	114,125	593
Curtiss-Wright	6,788	572
Daikin Industries	2,500	207
Delta Air Lines, Cl A	66,536	2,424
Deutsche Lufthansa	40,588	475
Expeditors International of Washington	11,013	540
General Electric	600	19
Hertz Global Holdings *	158,062	1,750
HOCHTIEF	4,185	538
Huntington Ingalls Industries, Cl A	3,361	565
Japan Airlines	16,400	526
Kone, Cl B	11,791	540
Korn/Ferry International	13,845	287
Kuehne & Nagel International	1,155	161
Lennox International	3,909	557
MSC Industrial Direct, Cl A	6,497	458
Quanta Services *	23,295	539
Robert Half International	14,774	564
RR Donnelley & Sons	8,739	148
Spirit AeroSystems Holdings, Cl A *	11,906	512
United Parcel Service, Cl B	5,244	565
Waste Management	8,790	583

		20,247

Information Technology — 9.0%
Accenture, Cl A	4,608	522
Amdocs	9,579	553
Arista Networks *	6,846	441
Axcelis Technologies *	238,348	641
Brocade Communications Systems	24,428	224
Cadence Design Systems *	22,141	538
Canon	18,900	537
Citrix Systems *	6,772	542
EMC	296,547	8,057
Exar *	141,586	1,140
F5 Networks, Cl A *	4,810	548
Fingerprint Cards, Cl B *	30,504	293
Five9 *	93,474	1,112
Fujitsu	91,000	332
Global Payments	7,186	513
Glu Mobile *	205,081	451
GrubHub *	4,753	148
Harmonic, Cl A *	83,032	237
Immersion *	56,122	412
Infinera *	25,051	283
Ingram Micro, Cl A	60,026	2,088
Intuit	5,119	571
Jack Henry & Associates	5,328	465
Leidos Holdings	11,134	533

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lexmark International, Cl A	16,115	$608
LinkedIn, Cl A *	11,257	2,130
Manhattan Associates *	8,592	551
Marvell Technology Group	44,225	421
Maxim Integrated Products	14,538	519
Micron Technology *	147,400	2,028
Mitel Networks *	85,234	536
NCR *	49,194	1,366
Nexon	36,700	539
Nvidia	11,833	556
Oracle Japan	7,000	372
PayPal Holdings *	23,208	847
Polycom *	60,121	676
Qlik Technologies *	134,194	3,969
Radisys *	30,002	134
Rofin-Sinar Technologies *	477	15
Seagate Technology	11,118	271
Seiko Epson	31,100	495
SunEdison Semiconductor *	243,381	1,443
Symantec, Cl A	31,866	655
SYNNEX	5,927	562
Synopsys *	10,259	555
Syntel *	5,135	232
Take-Two Interactive Software, Cl A *	62,472	2,369
Telefonaktiebolaget LM Ericsson, Cl B	71,805	545
Teradata *	20,726	520
Teradyne	28,709	565
Tivo *	51,816	513
VeriSign *	6,468	559
VMware, Cl A *	8,859	507
Western Digital	–	—
Western Union	28,026	538
Xerox	54,672	519
XO Group *	9,955	173
Xura *	12,344	302
Yahoo! *	12,348	464
Zynga, Cl A *	558,148	1,390

		49,625

Materials — 3.7%
Axiall	17,747	579
Cemex ADR *	182,697	1,127
Chemours	60,730	500
Constellium, Cl A *	377,644	1,771
Evonik Industries	3,382	101
Ingevity *	68,970	2,348
Kronos Worldwide	2,541	13
LyondellBasell Industries, Cl A	6,896	513
Monsanto	3,800	393
Mosaic	5,132	134
Newcrest Mining *	27,647	474
Norbord	109,100	2,122

Description	Shares		Market Value ($ Thousands)

COMMON STOCK (continued)
Nucor		11,026	$545
Packaging Corp of America		7,941	532
Potash Corp of Saskatchewan		8,059	131
PPG Industries		4,984	519
Reliance Steel & Aluminum		7,222	555
Steel Dynamics		22,624	554
Syngenta ADR		65,551	5,034
TimkenSteel		240,206	2,311
WR Grace		7,355	538

			20,794

Telecommunication Services — 1.4%
AT&T		14,027	606
BCE		13,037	617
CenturyTel		20,110	583
Cincinnati Bell, Cl A *		32,331	148
Deutsche Telekom		31,001	526
inContact *		123,527	1,711
Level 3 Communications *		41,200	2,121
Nippon Telegraph & Telephone		12,400	580
NTT DOCOMO		21,100	569
Spark New Zealand		185,751	470

			7,931

Utilities — 0.5%
Centerpoint Energy		17,839	428
Chubu Electric Power		17,000	240
CLP Holdings, Cl B		56,000	570
FirstEnergy		11,624	406
ITC Holdings		5,222	245
Osaka Gas		39,000	149
Red Electrica, Cl B		6,123	545
Toho Gas		29,000	236

			2,819

Total Common Stock (Cost $174,133) ($ Thousands)			175,347

	Face Amount (Thousands)

SOVEREIGN DEBT — 3.4%
Argentine Republic Government International Bond
8.750%, 06/02/2017		$1,489	1,554
7.820%, 12/31/2033	EUR	2,302	2,611
7.820%, 12/31/2033		361	414
6.875%, 04/22/2021		$597	637
6.875%, 04/22/2021		150	160
Bahrain Government International Bond
7.000%, 01/26/2026		387	395
Brazilian Government International Bond
6.000%, 04/07/2026		1,088	1,181

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Strategy Alternative Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Hellenic Republic Government Bond
4.750%, 04/17/2019 (A)	EUR	1,566	$1,568
3.650%, 02/24/2020 (B)		104	74
3.650%, 02/24/2020 (B)		104	86
3.650%, 02/24/2020 (B)		104	84
3.650%, 02/24/2020 (B)		104	82
3.650%, 02/24/2020 (B)		104	82
3.650%, 02/24/2020 (B)		104	79
3.650%, 02/24/2020 (B)		104	78
3.650%, 02/24/2020 (B)		104	76
3.650%, 02/24/2020 (B)		104	75
3.650%, 02/24/2020 (B)		104	69
3.650%, 02/24/2020 (B)		104	74
3.650%, 02/24/2020 (B)		104	72
3.650%, 02/24/2020 (B)		104	71
3.650%, 02/24/2020 (B)		104	70
3.650%, 02/24/2020 (B)		104	70
3.650%, 02/24/2020 (B)		104	70
3.650%, 02/24/2020 (B)		104	69
3.650%, 02/24/2020 (B)		104	69
3.650%, 02/24/2020 (B)		104	69
3.650%, 02/24/2020 (B)		104	69
3.375%, 07/17/2017 (A)		2,852	3,051
Hungary Government International Bond
5.375%, 02/21/2023		$696	771
Iraq International Bond
5.800%, 01/15/2028		701	534
Mexico Government International Bond
4.000%, 10/02/2023		724	779
Oman Government International Bond
3.625%, 06/15/2021		315	317
Pakistan Government International Bond
6.750%, 12/03/2019		1,000	1,046
Paraguay Government International Bond
4.625%, 01/25/2023		533	554
4.625%, 01/25/2023		200	208
Qatar Government International Bond
2.375%, 06/02/2021		976	987
Sri Lanka Government International Bond
6.850%, 11/03/2025		311	303

Total Sovereign Debt (Cost $17,870) ($ Thousands)			18,558

CORPORATE OBLIGATIONS — 1.5%

Energy — 1.5%
EP PetroEcuador via Noble Sovereign Funding I
6.270%, 09/24/2019 (C)		360	338
Petrobras Global Finance
8.750%, 05/23/2026		458	460
8.375%, 05/23/2021		275	284

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.850%, 06/05/2115	$2,165	$1,645
5.750%, 01/20/2020	172	166
4.875%, 03/17/2020	1,707	1,600
3.250%, 04/01/2019	252	261
3.000%, 01/15/2019	1,079	1,000
Petroleos de Venezuela
8.500%, 11/02/2017	504	353
6.000%, 05/16/2024	453	160
6.000%, 11/15/2026	964	336
5.250%, 04/12/2017	296	186
Petroleos Mexicanos MTN
6.875%, 08/04/2026	805	900
4.250%, 01/15/2025	420	404
3.750%, 03/15/2019	155	180

		8,273

Total Corporate Obligations (Cost $7,697) ($ Thousands)		8,273

	Shares

PREFERRED STOCK — 0.2%

Financials — 0.2%
FHLMC, 8.375% *(C)	132,779	591
FNMA, 8.250% *(B)(C)	114,003	510

		1,101

Total Preferred Stock (Cost $832) ($ Thousands)		1,101

	Number of Rights

RIGHTS — 0.0%

Spain — 0.0%
ACS Actividades de Construccion y Servicios *‡‡	16,753	12

Total Rights (Cost $—) ($ Thousands)		12

	Face Amount (Thousands)

U.S. TREASURY OBLIGATION — 1.8%
U.S. Treasury Bills
0.257%, 12/08/2016 (D)	10,000	9,987

Total U.S. Treasury Obligation (Cost $9,982) ($ Thousands)		9,987

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENTS — 11.2%
Morgan Stanley Institutional Liquidity Fund, Cl Institutional
0.000% **	59,759	$60
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.250% **†	62,186,896	62,187

Total Cash Equivalents (Cost $62,247) ($ Thousands)		62,247

Total Investments — 97.1% (Cost $546,817) ($ Thousands) @		$537,359

COMMON STOCK SOLD SHORT— (15.3)%

Consumer Discretionary — (3.3)%
CarMax *	(11,776)	(577)
Charter Communications, Cl A *	(2,469)	(564)
Daimler	(8,180)	(486)
DeNA	(22,300)	(517)
DreamWorks Animation, Cl A *	(27,956)	(1,143)
Expedia	(5,045)	(536)
Fast Retailing	(1,400)	(373)
GameStop, Cl A	(24,285)	(645)
Garmin	(11,793)	(500)
Hanesbrands	(18,976)	(477)
Harman International Industries, Cl A	(5,379)	(386)
International Game Technology	(28,314)	(531)
Isuzu Motors	(31,200)	(380)
Lennar, Cl A	(340)	(16)
Liberty Broadband, Cl C *	(9,182)	(551)
Liberty Global, Cl A *	(815)	(24)
Liberty Global, Cl C *	(320)	(9)
Liberty Global LiLAC *	(1,802)	(58)
Lions Gate Entertainment	(29,952)	(606)
lululemon athletica *	(7,402)	(547)
Marui Group	(39,100)	(523)
MGM Mirage *	(23,809)	(539)
MSG Networks *	(23,997)	(368)
NetFlix *	(11,485)	(1,051)
Nexstar Broadcasting Group, Cl A	(5,936)	(282)
Nissan Motor	(48,000)	(429)
Penske Auto Group, Cl A	(14,674)	(462)
PulteGroup	(29,645)	(578)
Restaurant Brands International	(13,000)	(538)
Select Comfort *	(28,296)	(605)
Tesla Motors *	(7,693)	(1,633)
Universal Electronics *	(17,428)	(1,260)
Wynn Resorts	(5,401)	(489)
Yamaha Motor	(21,900)	(329)

		(18,012)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)

Consumer Staples — (0.5)%
Edgewell Personal Care	(6,720)	$(567)
Ingles Markets, Cl A	(14,654)	(546)
Monster Beverage *	(3,551)	(571)
Sanderson Farms	(5,921)	(513)
USANA Health Sciences *	(4,511)	(503)

		(2,700)

Energy — (1.7)%
BP ADR	(17,252)	(613)
BW LPG (A)	(71,025)	(269)
Cameco	(8,500)	(93)
Cheniere Energy *	(12,149)	(456)
ConocoPhillips	(11,226)	(489)
Continental Resources, Cl A *	(21,430)	(970)
Encana	(43,100)	(334)
Helmerich & Payne	(10,644)	(715)
HollyFrontier	(16,091)	(382)
Inpex	(8,700)	(67)
Marathon Oil	(23,565)	(354)
Marathon Petroleum	(14,734)	(559)
Murphy Oil	(11,891)	(378)
Noble Energy	(13,148)	(472)
Parsley Energy, Cl A *	(17,334)	(469)
Patterson-UTI Energy	(33,832)	(721)
PrairieSky Royalty	(26,800)	(506)
Royal Dutch Shell, Cl A	(21,094)	(578)
Summit Midstream Partners	(13,152)	(300)
Targa Resources	(8,732)	(368)
Transocean	(17,834)	(212)
Weatherford International *	(45,035)	(250)

		(9,555)

Financials — (0.8)%
Ares Capital	(55,154)	(783)
Banco Santander	(102,003)	(389)
CaixaBank	(101,876)	(223)
CIT Group	(10,609)	(339)
Element Financial	(51,000)	(538)
Fannie Mae *	(93,585)	(187)
FHLMC *	(92,995)	(172)
ING Groep	(19,405)	(198)
Julius Baer Group	(12,456)	(496)
Leucadia National	(9,459)	(164)
Mitsubishi UFJ Financial Group	(72,100)	(320)
New York Community Bancorp	(20,245)	(303)
Texas Capital Bancshares *	(11,690)	(547)

		(4,659)

Health Care — (1.8)%
Abbott Laboratories	(53,133)	(2,089)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Acadia Healthcare, Cl A *	(9,842)	$(545)
ACADIA Pharmaceuticals *	(8,822)	(286)
Aceto	(37,081)	(812)
Alexion Pharmaceuticals *	(3,532)	(412)
Alnylam Pharmaceuticals *	(5,461)	(303)
Amgen, Cl A	(3,511)	(534)
BioMarin Pharmaceuticals *	(5,330)	(415)
Celgene, Cl A *	(5,665)	(559)
Endo International *	(18,366)	(286)
Gilead Sciences	(6,779)	(566)
Juno Therapeutics *	(8,716)	(335)
Mylan *	(11,528)	(498)
Neurocrine Biosciences *	(8,343)	(379)
Novartis	(6,811)	(560)
Ono Pharmaceutical	(9,600)	(415)
Roche Holding	(2,084)	(548)
Team Health Holdings *	(12,369)	(503)

		(10,045)

Industrials — (1.9)%
Acuity Brands	(2,160)	(536)
Avis Budget Group *	(10,701)	(345)
Bollore	(86,247)	(292)
Bombardier, Cl B *	(251,800)	(376)
Canadian Pacific Railway	(4,400)	(564)
Caterpillar, Cl A	(13,039)	(989)
FANUC	(3,500)	(564)
Ferrovial	(25,740)	(499)
Keihan Holdings	(44,000)	(304)
Keppel	(133,100)	(544)
Kubota	(34,800)	(464)
M3	(6,400)	(221)
Middleby *	(4,366)	(503)
MonotaRO	(3,800)	(124)
Pentair	(9,149)	(533)
Sembcorp Industries	(241,500)	(506)
Sensata Technologies Holding *	(15,027)	(524)
Siemens	(1,501)	(153)
Stericycle, Cl A *	(5,581)	(581)
TransDigm Group *	(2,080)	(549)
Volvo, Cl B	(43,465)	(426)
Wartsila	(12,668)	(514)
XPO Logistics *	(13,405)	(352)

		(10,463)

Information Technology — (3.1)%
Activision Blizzard	(14,546)	(576)
Advanced Micro Devices *	(62,673)	(322)
Alibaba Group Holding ADR *	(4,941)	(393)
Apple	(5,617)	(537)
ARRIS International *	(22,877)	(479)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
BlackBerry *	(81,382)	$(546)
Broadcom	(3,668)	(570)
CommScope Holding *	(18,268)	(567)
Criteo ADR *	(18,512)	(850)
Cvent *	(8,377)	(299)
Cypress Semiconductor	(51,013)	(538)
Facebook, Cl A *	(4,867)	(556)
First Data, Cl A *	(40,163)	(445)
Gogo *	(39,738)	(333)
Intel	(26,343)	(864)
j2 Global	(11,138)	(704)
Just Eat *	(38,916)	(222)
Keyence	(900)	(607)
LivePerson *	(40,752)	(258)
Microsoft	(10,063)	(515)
Mitel Networks *	(14,414)	(91)
MobileIron *	(17,623)	(54)
Mobileye *	(25,847)	(1,193)
NeuStar, Cl A *	(34,924)	(821)
Palo Alto Networks *	(6,861)	(841)
Rosetta Stone *	(47,380)	(367)
Rovi *	(3,296)	(52)
SS&C Technologies Holdings	(18,038)	(507)
Twitter *	(28,459)	(481)
Tyler Technologies *	(3,552)	(592)
VMware, Cl A *	(24,140)	(1,381)
Yahoo Japan	(123,600)	(545)

		(17,106)

Materials — (1.8)%
Anglo American	(30,373)	(295)
Antofagasta	(41,517)	(258)
ArcelorMittal	(69,447)	(316)
Ball	(39,063)	(2,824)
BHP Billiton	(31,739)	(441)
Cabot	(14,907)	(681)
CF Industries Holdings	(15,235)	(367)
Eldorado Gold	(68,600)	(307)
First Quantum Minerals (Canada)	(600)	(4)
FMC	(12,089)	(560)
Franco-Nevada	(6,400)	(484)
Freeport-McMoRan, Cl B	(24,753)	(276)
LafargeHolcim	(11,231)	(467)
Orica	(58,565)	(538)
Rio Tinto	(6,625)	(224)
Royal Gold, Cl A	(6,452)	(465)
Silver Wheaton	(19,700)	(461)
Stillwater Mining *	(11,100)	(132)
WestRock	(14,135)	(549)

		(9,649)

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Strategy Alternative Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Telecommunication Services — (0.4)%
CenturyTel	(26,147)	$(759)
Frontier Communications	(112,006)	(553)
KDDI	(18,800)	(570)
Manitoba Telecom Services	(3,799)	(111)
Softbank	(5,900)	(333)

		(2,326)

Utilities — 0.0%
Fortis	(4,049)	(137)

Total Common Stock Sold Short (Proceeds $85,624) ($ Thousands)		(84,652)

EXCHANGE TRADED FUNDS SOLD SHORT— (3.4)%

iShares iBoxx USD High Yield Corporate Bond Fund	(13,375)	(1,133)
iShares Russell 2000 Fund	(14,483)	(1,665)
SPDR S&P 500 Trust	(65,357)	(13,694)
SPDR S&P Regional Banking Fund	(43,145)	(1,626)
VanEck Vectors Oil Services Fund	(18,692)	(547)

		(18,665)

Total Exchange Traded Funds Sold Short (Proceeds $18,397) ($ Thousands)		(18,665)

PREFERRED STOCK SOLD SHORT— (0.2)%

Consumer Discretionary — (0.2)%
Porsche Automobil Holding, 0.000%	(10,979)	(504)
Volkswagen, 0.000%	(4,268)	(514)

		(1,018)

Total Preferred Stock Sold Short (Proceeds $1,236) ($ Thousands)		(1,018)

Total Investments Sold Short — (18.9)% (Proceeds $105,257) ($ Thousands) #		$(104,335)

	Contracts

PURCHASED OPTIONS(E) — 0.0%
Abbott Laboratories Call, Expires 11/19/2016, Strike Price $45*	127	2
Aetna Put, Expires 08/20/2016, Strike Price $110*	41	–
Alere Put, Expires 08/20/2016, Strike Price $32*	19	–

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS(E) (continued)
Anacor Pharmaceuticals Put, Expires 08/20/2016, Strike Price $75*	42	$1
Anacor Pharmaceuticals Put, Expires 08/20/2016, Strike Price $60*	7	–
Apollo Education Group Put, Expires 01/21/2017, Strike Price $5*	97	1
Apollo Education Group Put, Expires 08/20/2016, Strike Price $5*	216	1
Axiall Put, Expires 01/21/2017, Strike Price $15*	19	–
Axiall Put, Expires 11/19/2016, Strike Price $18*	46	–
Axiall Put, Expires 11/19/2016, Strike Price $20*	4	–
Ball Call, Expires 07/16/2016, Strike Price $75*	30	1
Ball Call, Expires 08/20/2016, Strike Price $83*	165	3
Cavium Call, Expires 09/17/2016, Strike Price $45*	41	4
Celator Pharmaceuticals Call, Expires 10/22/2016, Strike Price $30*	122	3
Celator Pharmaceuticals Put, Expires 07/16/2016, Strike Price $17*	45	–
Celator Pharmaceuticals Put, Expires 10/22/2016, Strike Price $17*	41	–
Cvent Put, Expires 10/22/2016, Strike Price $35*	40	1
Cvent Put, Expires 10/22/2016, Strike Price $30*	20	–
Demandware Call, Expires 07/16/2016, Strike Price $75*	102	1
DreamWorks Animation Call, Expires 09/17/2016, Strike Price $42*	22	1
E.I. du Pont de Nemours Put, Expires 10/22/2016, Strike Price $63*	8	2
Huntington Bancshares Put, Expires 08/20/2016, Strike Price $8*	204	–
July 2016 SPX Call, Expires 07/16/2016, Strike Price $2,140*	12	1
July 2016 SPX Call, Expires 07/16/2016, Strike Price $2,120*	26	33

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Strategy Alternative Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS(E) (continued)
July 2016 SPX Call, Expires 07/16/2016, Strike Price $2,120*	41	$38
Lam Research Put, Expires 09/17/2016, Strike Price $73*	20	2
Medivation Put, Expires 07/16/2016, Strike Price $50*	41	1
Molson Coors Brewing Put, Expires 10/22/2016, Strike Price $80*	39	2
Molson Coors Brewing Put, Expires 07/16/2016,
Strike Price $83*	168	3
Molson Coors Brewing Put, Expires 07/16/2016, Strike Price $88*	187	6
Mylan Call, Expires 08/20/2016, Strike Price $48*	41	4
Mylan Call, Expires 07/16/2016, Strike Price $53*	66	–
Mylan Call, Expires 07/16/2016, Strike Price $50*	16	–
Rite Aid Call, Expires 07/16/2016, Strike Price $8*	224	2
Staples Call, Expires 09/17/2016, Strike Price $12*	62	–
Valspar Put, Expires 10/22/2016, Strike Price $100*	66	–
VMware Call, Expires 09/17/2016, Strike Price $73*	20	1
VMware Call, Expires 09/17/2016, Strike Price $70*	39	3
VMware Call, Expires 08/20/2016, Strike Price $70*	22	1

Total Purchased Options (Cost $170) ($ Thousands)		$118

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation ($ Thousands)

90-Day Euro$	(37)	Dec-2017	$(39)
S&P 500 Index E-MINI	(9)	Sep-2016	(9)
U.S. 10-Year Treasury Note	(7)	Sep-2016	(26)
U.S. Long Treasury Bond	(18)	Sep-2016	(111)

			$(185)

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2016 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

07/18/16	GBP	1,850	USD	2,619	$146
07/18/16	USD	2,680	GBP	1,850	(207)
07/29/16	SEK	20,162	USD	2,367	(17)
08/22/16	USD	1,980	CNH	13,241	3
08/22/16-09/21/16	CNH	29,803	USD	4,461	1
09/21/16	USD	713	TRY	2,118	9
09/21/16	USD	1,244	RUB	82,032	12
09/21/16	USD	1,303	MXP	24,546	17
09/21/16	USD	4,289	EUR	3,788	(69)
09/21/16	TRY	5,902	USD	1,955	(58)
09/21/16	EUR	12,677	USD	14,354	229
09/21/16	JPY	242,893	USD	2,312	(63)
09/21/16	KRW	1,619,528	USD	1,388	(15)
01/19/17	SAR	9,333	USD	2,431	(46)

					$(58)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2016 is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Credit Suisse First Boston	$(9,330)	$9,464	$134
Merrill Lynch	(5,568)	5,645	78
Morgan Stanley	(27,517)	27,274	(242)
UBS	(1,504)	1,477	(28)

			$(58)

For the period ended June 30, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Strategy Alternative Fund (Continued)

A list of open OTC swap agreements held by the Fund at June 30, 2016, is as follows:

Total Return Swaps

Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Morgan Stanley	Rexam PLC	1-Month USD - LIBOR	Asset Return	12/12/17	$791	$6,817
Morgan Stanley	Rexam PLC	1-Month USD - LIBOR	Asset Return	12/12/17	(7,130)	(7,133)
Morgan Stanley	Sabmiller PLC	1-Month USD - LIBOR	Asset Return	12/12/17	147	8,611
Morgan Stanley	Sabmiller PLC	1-Month USD - LIBOR	Asset Return	12/12/17	(6,236)	(8,340)
Morgan Stanley	Meda AB	1-Month USD - LIBOR	Asset Return	02/14/18	153	2,757
Morgan Stanley	Meda AB	1-Month USD - LIBOR	Asset Return	02/14/18	(2,744)	(2,745)
Morgan Stanley	Meda AB	1-Month SEK - STIBOR	Asset Return	02/21/18	10	179
Morgan Stanley	Meda AB	1-Month SEK - STIBOR	Asset Return	02/21/18	(1,505)	(178)
						$(32)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2016, is as follows:

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
State Street	Brazil	SELL	4.25	6/20/21	$(3,739)	$52
State Street	ITRAXX Eur Xover Series 25 V 1	SELL	5.00	06/20/21	(1,000)	(36)
State Street	Republic Of South Africa	BUY	1.00	6/20/21	1,156	(6)
State Street	Republic Of Turkey	BUY	1.00	6/20/21	514	-
State Street	Republic Of Turkey	BUY	1.00	12/20/20	2,696	(73)
State Street	Russia	SELL	1.00	6/20/21	(2,345)	22
State Street	SOAF	BUY	1.00	6/20/21	937	(10)
State Street	Turkey	BUY	1.00	06/20/21	873	(11)
						$(62)

For the period ended June 30, 2016, the total amount of all swap contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $553,141 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date unavailable.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2016, the value of these securities amounted to $5,657 ($ Thousands), 1.0% representing of the net assets of the Fund.
(B)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on June 30, 2016. The coupon on a step bond changes on a specified date.
(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2016.
(D)	The rate reported is the effective yield at time of purchase.
(E)	For the period ended June 30, 2016, the total amount of open purchased options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

ADR — American Depositary Receipt

Cl — Class

CNH — Chinese Offshore Yen

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

MXP — Mexican Peso

PLC — Public Limited Company

RUB — Russian Ruble

S&P— Standard & Poor’s

SAR— South African Rand

SEK — Swedish Krona

STIBOR — Stockholm Interbank Offered Rate

TRY — Turkish Lira

USD — United States Dollar

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $546,817 ($ Thousands), and the unrealized appreciation and depreciation were $8,362 ($ Thousands) and $(17,820) ($Thousands), respectively.

# At June 30, 2016, the tax basis proceeds of the Fund’s securities sold short were $105,257 ($ Thousands), and the unrealized appreciation and depreciation were $3,270 ($ Thousands) and $(2,348) ($Thousands), respectively.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Strategy Alternative Fund (Concluded)

The following is a list of the levels of inputs used as of June 30, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$261,834	$–	$–	$261,834
Common Stock	175,347	–	–	175,347
Sovereign Debt	–	18,558	–	18,558
Corporate Obligations	–	8,273	–	8,273
Preferred Stock	1,101	–	–	1,101
Rights	12	–	–	12
U.S. Treasury Obligation	–	9,987	–	9,987
Cash Equivalents	62,247	–	–	62,247

Total Investments in Securities	$500,541	$36,818	$–	$537,359

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(84,652)	$–	$–	$(84,652)
Exchange Traded Funds	(18,665)	–	–	(18,665)
Preferred Stock	(1,018)	–	–	(1,018)

Total Securities Sold Short	$(104,335)	$—	$—	$(104,335)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$118	$—	$—	$118
Futures Contracts *
Unrealized Depreciation	(185)	—	—	(185)
Forwards Contracts *
Unrealized Appreciation	—	417	—	417
Unrealized Depreciation	—	(475)	—	(475)
OTC Swaps
Total Return Swaps *
Unrealized Appreciation	—	18,364	—	18,364
Unrealized Depreciation	—	(18,396)	—	(18,396)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	—	74	—	74
Unrealized Depreciation	—	(136)	—	(136)

Total Other Financial Instruments	$(67)	$(152)	$—	$(219)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2016	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Cl A	$ 22,920	$ 552,083	$ (512,816)	$ —	$ —	$ 62,187	$ 133
SEI Institutional Managed Trust Long/Short Alternative Fund, Cl Y	41,171	—	—	—	(298)	40,873	—

Totals	$ 64,091	$ 552,083	$ (512,816)	$ —	$ (298)	$ 103,060	$ 133

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Accumulation Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 21.8%
U.S. Treasury Bills
0.511%, 09/15/2016 (A)(B)	$2,328	$2,327
0.479%, 11/25/2016 (A)	41,108	41,065
0.477%, 12/01/2016 (A)	43,790	43,737
0.456%, 08/25/2016 (A)(B)	1,667	1,666
0.441%, 09/22/2016 (A)(B)	1,322	1,321
0.401%, 10/27/2016 (A)(B)	1,599	1,598
0.371%, 11/17/2016 (A)(B)	31,481	31,450
0.190%, 07/07/2016 (A)	35,500	35,500
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	2,067	2,977
3.625%, 04/15/2028	833	1,152
2.625%, 07/15/2017	693	721
2.500%, 07/15/2016	744	746
2.500%, 01/15/2029	2,068	2,621
2.375%, 01/15/2017	237	242
2.375%, 01/15/2025	3,134	3,742
2.375%, 01/15/2027	771	946
2.125%, 01/15/2019	2,006	2,152
2.125%, 02/15/2041	1,165	1,536
2.000%, 01/15/2026	2,513	2,957
1.875%, 07/15/2019	789	854
1.750%, 01/15/2028	1,112	1,300
1.375%, 07/15/2018	3,218	3,375
1.375%, 01/15/2020	966	1,031
1.375%, 02/15/2044	1,027	1,187
1.250%, 07/15/2020	498	535
1.125%, 01/15/2021	2,004	2,143
0.750%, 02/15/2042	1,535	1,538
0.625%, 07/15/2021	2,314	2,436
0.625%, 01/15/2024	4,409	4,616
0.375%, 07/15/2023	2,519	2,604
0.375%, 07/15/2025	46,774	48,163
0.250%, 01/15/2025	45,033	45,719
0.125%, 04/15/2017	421	424
0.125%, 04/15/2018	1,501	1,523
0.125%, 04/15/2019	72,375	73,904
0.125%, 04/15/2020	79,065	80,878
0.125%, 01/15/2022	1,797	1,831
0.125%, 07/15/2022	2,029	2,075
0.125%, 01/15/2023	1,710	1,733
0.125%, 07/15/2024	34,602	34,950

Total U.S. Treasury Obligations (Cost $481,636) ($ Thousands)		491,275

SOVEREIGN DEBT — 13.3%
African Development Bank MTN(B)
2.375%, 09/23/2021	1,000	1,053
1.375%, 02/12/2020	1,000	1,010
1.125%, 03/15/2017	200	200

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.875%, 03/15/2018		$500	$501
Andina de Fomento
4.375%, 06/15/2022 (B)		250	279
Asian Development Bank MTN(B)
5.593%, 07/16/2018		250	274
1.625%, 08/26/2020		2,000	2,038
1.125%, 03/15/2017		150	150
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.750%, 04/15/2018	EUR	1,871	2,132
0.750%, 04/15/2018		336	383
Canada Government International Bond(B)
1.625%, 02/27/2019		$500	511
0.875%, 02/14/2017		1,200	1,202
Chile Government International Bond
3.875%, 08/05/2020 (B)		250	271
Council of Europe Development Bank(B)
1.750%, 11/14/2019		1,000	1,021
1.500%, 02/22/2017		850	854
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/2020	EUR	16,085	19,733
1.750%, 04/15/2020		6,429	9,655
0.500%, 04/15/2030		3,121	4,181
0.100%, 04/15/2023		2,424	15,062
0.100%, 04/15/2026		1,021	29,645
0.100%, 04/15/2046		720	1,049
Development Bank of Japan
5.125%, 02/01/2017 (B)		$200	205
European Bank for Reconstruction & Development MTN(B)
1.750%, 11/26/2019		2,500	2,557
1.500%, 03/16/2020		250	254
1.000%, 02/16/2017		600	602
0.750%, 09/01/2017		200	200
European Investment Bank(B)
4.875%, 02/15/2036		250	337
4.000%, 02/16/2021		1,000	1,122
2.125%, 10/15/2021		1,000	1,036
1.625%, 12/15/2020		1,000	1,014
1.000%, 12/15/2017		150	150
Export Development Canada(B)
1.750%, 07/21/2020		1,000	1,027
0.750%, 12/15/2017		750	750
FMS Wertmanagement AoeR(B)
1.750%, 03/17/2020		500	511
1.000%, 11/21/2017		950	953
France Government Bond OAT
3.400%, 07/25/2029	EUR	871	1,521
3.150%, 07/25/2032		714	1,291
2.250%, 07/25/2020		1,866	22,678
2.100%, 07/25/2023		1,082	1,466

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
1.850%, 07/25/2027	EUR	3,755	$5,407
1.800%, 07/25/2040		992	1,741
1.300%, 07/25/2019		243	290
1.100%, 07/25/2022		1,231	1,541
1.100%, 07/25/2022		6,591	8,251
1.000%, 07/25/2017		1,085	1,234
0.700%, 07/25/2030 (C)		203	270
0.250%, 07/25/2018		1,580	1,807
0.250%, 07/25/2024		8,023	9,755
0.250%, 07/25/2024		1,234	1,501
0.100%, 07/25/2021		1,222	7,760
0.100%, 03/01/2025		1,312	10,615
French Treasury Note BTAN
0.450%, 07/25/2016		614	683
Hydro-Quebec
1.375%, 06/19/2017 (B)		$150	151
Inter-American Development Bank(B)
7.000%, 06/15/2025		500	698
3.875%, 09/17/2019		350	381
1.125%, 03/15/2017		300	302
International Bank for Reconstruction & Development(B)
4.750%, 02/15/2035		250	336
2.250%, 06/24/2021		1,000	1,047
1.625%, 03/09/2021		1,000	1,019
0.875%, 04/17/2017		450	451
International Finance MTN(B)
2.125%, 11/17/2017		750	764
1.750%, 09/04/2018		200	204
1.625%, 07/16/2020		2,000	2,040
1.125%, 11/23/2016		750	752
1.000%, 04/24/2017		300	301
Italy Buoni Poliennali Del Tesoro
3.100%, 09/15/2026	EUR	2,193	3,013
2.600%, 09/15/2023		1,236	1,606
2.550%, 09/15/2041		968	1,387
2.350%, 09/15/2019		560	677
2.350%, 09/15/2024 (C)		2,078	2,652
2.350%, 09/15/2035		611	848
2.100%, 09/15/2016		553	618
2.100%, 09/15/2017		1,000	1,145
2.100%, 09/15/2021		587	725
1.700%, 09/15/2018		921	1,071
1.700%, 09/15/2018		102	119
Korea Development Bank
4.625%, 11/16/2021 (B)		$250	283
Nordic Investment Bank MTN(B)
1.500%, 09/29/2020		1,000	1,015
1.000%, 03/07/2017		750	751
0.750%, 01/17/2018		200	200
North American Development Bank
2.400%, 10/26/2022 (B)		200	204

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Province of British Columbia Canada(B)
6.500%, 01/15/2026		$250	$342
2.000%, 10/23/2022		250	257
Province of Manitoba Canada
3.050%, 05/14/2024 (B)		250	271
Province of Ontario Canada
2.450%, 06/29/2022 (B)		250	262
Province of Quebec Canada
7.500%, 09/15/2029 (B)		200	303
Svensk Exportkredit MTN(B)
5.125%, 03/01/2017		150	154
1.750%, 03/20/2021		1,000	1,019
United Kingdom Gilt Inflation Linked
4.125%, 07/22/2030	GBP	1,000	4,709
2.500%, 07/26/2016		50	213
2.500%, 04/16/2020		429	2,105
2.500%, 07/17/2024		340	1,618
2.000%, 01/26/2035		432	1,451
1.875%, 11/22/2022		890	1,487
1.250%, 11/22/2017		202	283
1.250%, 11/22/2027		1,212	2,153
1.250%, 11/22/2032		691	1,369
1.250%, 11/22/2055		1,548	4,878
1.125%, 11/22/2037		1,008	2,172
0.750%, 03/22/2034		957	1,810
0.750%, 11/22/2047		818	1,966
0.625%, 03/22/2040		1,775	3,657
0.625%, 11/22/2042		1,015	2,191
0.500%, 03/22/2050		429	1,013
0.375%, 03/22/2062		491	1,417
0.250%, 03/22/2052		648	1,490
0.125%, 03/22/2024		270	26,958
0.125%, 03/22/2026		13,665	21,269
0.125%, 03/22/2029		110	177
0.125%, 03/22/2044		1,833	3,606
0.125%, 03/22/2058		1,226	3,026
0.125%, 03/22/2068		419	1,225

Total Sovereign Debt (Cost $299,520) ($ Thousands)			299,344

		Shares

FOREIGN COMMON STOCK — 4.2%

Australia — 0.3%
AGL Energy		25,712	369
Amcor		3,900	43
APA Group		38,075	262
Aristocrat Leisure		14,947	154
Asciano		15,358	101
ASX		2,472	84
Aurizon Holdings		21,309	77
AusNet Services		264,595	323

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
BHP Billiton	5,561	$77
Brambles	9,655	89
Caltex Australia	6,748	160
CIMIC Group ‡	4,686	125
Coca-Cola Amatil	19,358	119
Cochlear	2,349	212
Computershare	58,392	399
Crown Resorts	10,576	99
CSL	3,596	300
DUET Group	92,883	173
Fortescue Metals Group	27,506	72
Harvey Norman Holdings	38,002	130
Healthscope	82,236	175
Incitec Pivot	29,314	65
Insurance Australia Group	17,664	72
LendLease Group	3,959	37
Origin Energy	40,531	174
Qantas Airways *	25,771	54
Ramsay Health Care	5,073	271
REA Group	2,602	115
Rio Tinto	2,745	93
Santos	26,897	93
Scentre Group ‡	11,668	43
SEEK	7,445	84
Sonic Healthcare	16,500	265
South32 *	36,210	42
Sydney Airport	20,066	104
Tabcorp Holdings	34,462	117
Tatts Group	44,420	126
Telstra, Cl B	88,932	368
TPG Telecom	28,076	249
Transurban Group	13,849	124
Treasury Wine Estates	30,987	213
Vicinity Centres ‡	28,772	71
Vocus Communications	16,502	105
Wesfarmers	4,028	120
Westfield	9,207	73
Westpac Banking	2,441	53
Woodside Petroleum	6,856	137
Woolworths	9,620	150
		6,961

Austria — 0.0%
Andritz	4,304	203
Erste Group Bank *	2,296	52
OMV	9,074	254
Raiffeisen Bank International *	5,812	73
voestalpine	5,195	173
		755

Belgium — 0.1%
Ageas	2,714	93
Anheuser-Busch InBev	1,572	205

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Colruyt	6,336	$349
Delhaize Group	2,391	251
KBC Groep *	1,942	95
Proximus	13,839	438
Solvay	1,290	119
Telenet Group Holding *	6,085	277
UCB, Cl A	6,939	518
Umicore	4,213	217
		2,562

Canada — 0.4%
Alimentation Couche-Tard, Cl B	5,390	230
Atco, Cl I	9,853	344
Bank of Montreal	518	33
Bank of Nova Scotia, Cl C	1,590	78
BCE	8,954	422
BlackBerry *	20,413	136
Bombardier, Cl B *	74,372	111
CAE	9,180	110
Canadian National Railway	2,192	129
Canadian Natural Resources	4,257	131
Canadian Pacific Railway	641	82
Canadian Tire, Cl A	1,352	147
Canadian Utilities, Cl A	11,446	330
CGI Group, Cl A *	6,993	297
CI Financial	3,354	70
Constellation Software	636	245
Crescent Point Energy, Cl F	4,916	77
Dollarama	3,044	211
Empire, Cl A	8,607	127
Enbridge	913	38
Encana	8,974	69
Fairfax Financial Holdings	200	107
First Capital Realty	4,150	71
First Quantum Minerals (Canada)	2,143	15
Fortis	11,351	382
Franco-Nevada	1,000	76
George Weston	2,265	195
Gildan Activewear	4,096	119
H&R ‡	4,787	83
Husky Energy *	82	1
Imperial Oil	2,707	85
Intact Financial	1,580	112
Jean Coutu Group PJC, Cl A	11,072	170
Loblaw	4,092	218
Magna International, Cl A	2,438	85
Methanex	1,070	31
Metro, Cl A	7,776	269
National Bank of Canada	870	30
Open Text	4,874	287
Potash Corp of Saskatchewan	2,157	35
PrairieSky Royalty	85	2

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Restaurant Brands International	2,608	$108
RioCan, Cl Trust Unit ‡	3,430	77
Rogers Communications, Cl B	8,565	345
Royal Bank of Canada	1,066	63
Saputo	5,318	157
Shaw Communications, Cl B	7,879	150
Silver Wheaton	3,032	71
SNC-Lavalin Group	1,669	70
Suncor Energy	1,464	40
Teck Resources, Cl B	2,423	32
TELUS	9,642	309
Thomson Reuters, Cl B	4,373	176
Toronto-Dominion Bank	1,857	79
TransCanada	2,000	90
Turquoise Hill Resources *	6,748	23
Valeant Pharmaceuticals International *	10,021	201
Vermilion Energy	2,483	79
		7,860

Chile — 0.0%
Antofagasta	8,667	54

China — 0.0%
Sands China	18,800	63
Yangzijiang Shipbuilding Holdings	175,548	117
		180

Denmark — 0.1%
AP Moeller - Maersk, Cl B	99	129
AP Moeller - Maersk, Cl A	102	128
Carlsberg, Cl B	3,116	295
Chr Hansen Holding	4,349	284
Coloplast, Cl B	4,159	309
Danske Bank	6,879	180
Genmab *	996	180
Novo Nordisk, Cl B	5,821	311
Novozymes, Cl B	7,255	346
Pandora	1,416	192
TDC *	68,288	333
Tryg	10,215	182
Vestas Wind Systems	1,356	92
William Demant Holding *	18,776	364
		3,325

Finland — 0.1%
Elisa	10,422	398
Fortum	21,754	348
Kone, Cl B	2,993	137
Metso	2,878	67
Neste	13,857	495
Nokia	58,083	329
Nokian Renkaat	5,363	191
Orion, Cl B	11,412	441
Sampo, Cl A	3,627	147

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Stora Enso, Cl R	16,819	$134
UPM-Kymmene, Cl V	9,046	165
Wartsila	2,318	94
		2,946

France — 0.3%
Accor	875	34
Aeroports de Paris, Cl A	373	41
Air Liquide	1,030	108
Arkema	1,313	101
Atos	2,646	219
AXA	1,932	38
Bouygues	892	26
Bureau Veritas	900	19
Capital Gemini	2,596	226
Carrefour	1,443	36
Christian Dior, Cl B	506	81
CNP Assurances	1,903	28
Credit Agricole	5,388	45
Danone	1,646	116
Dassault Systemes	3,513	266
Electricite de France	11,810	144
Engie	8,471	137
Essilor International	3,685	487
Eutelsat Communications	1,501	28
Fonciere Des Regions ‡	434	39
Gecina ‡	699	95
Groupe Eurotunnel	4,624	49
Hermes International	26	10
ICADE ‡	512	36
Iliad	1,128	229
Ingenico Group	1,988	232
JCDecaux	1,173	40
Kering	389	63
Klepierre ‡	1,965	87
L’Oreal	607	116
LVMH Moet Hennessy Louis Vuitton	241	36
Natixis	5,679	22
Numericable-SFR *	6,317	159
Orange	12,973	211
Pernod Ricard	1,010	112
Remy Cointreau	1,323	114
Renault	450	34
Rexel	3,641	46
Sanofi	4,184	348
Schneider Electric	577	34
SCOR	1,457	43
SES, Cl A	1,713	37
Societe BIC	289	41
Societe Generale	2,531	79
STMicroelectronics	30,387	177
Suez	13,641	213

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Technip	5,328	$289
Thales, Cl A	1,344	112
TOTAL	5,406	261
Valeo	527	23
Veolia Environnement	8,189	177
Vinci	822	58
Vivendi	5,328	100
Wendel	681	70
		5,972

Germany — 0.2%
adidas	861	123
Allianz	347	49
BASF	1,028	78
Bayer	1,449	145
Beiersdorf	1,696	160
Brenntag	527	25
Commerzbank	5,497	36
Continental	286	54
Covestro (C)	1,507	67
Deutsche Bank *	2,043	28
Deutsche Boerse	283	23
Deutsche Lufthansa	5,273	62
Deutsche Post	2,302	64
Deutsche Telekom	20,670	351
Deutsche Wohnen	1,750	59
E.ON	26,305	264
Fraport Frankfurt Airport Services Worldwide	1,521	81
Fresenius	4,273	312
Fresenius Medical Care	3,975	345
GEA Group	1,568	74
Hannover Rueck	619	65
HeidelbergCement	879	66
Henkel & KGaA	1,543	166
HUGO BOSS	2,069	117
Infineon Technologies	20,066	289
K+S	2,963	60
LANXESS	1,587	69
Linde	488	68
MAN	398	41
Merck KGaA	2,187	221
Metro	4,277	131
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	274	46
OSRAM Licht	1,575	81
QIAGEN *	7,992	173
RWE *	17,258	272
SAP	4,196	313
Siemens	850	87
Symrise	2,361	160
Telefonica Deutschland Holding	49,505	203
ThyssenKrupp	3,604	72

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
TUI	3,217	$37
United Internet	6,170	255
Volkswagen	135	18
		5,410

Hong Kong — 0.2%
AIA Group	13,800	82
ASM Pacific Technology	63,400	453
BOC Hong Kong Holdings	15,500	46
Cathay Pacific Airways	77,000	112
Cheung Kong Infrastructure Holdings	43,438	373
Cheung Kong Property Holdings	5,708	36
CK Hutchison Holdings	8,208	89
CLP Holdings, Cl B	58,000	591
Galaxy Entertainment Group *	6,000	18
HK Electric Investments & HK Electric Investments (C)	290,500	271
HKT Trust and HKT	283,920	409
Hong Kong & China Gas	200,158	365
Hopewell Hong Kong Properties *	660	–
Kerry Properties	13,000	32
Li & Fung	154,000	74
Link ‡	13,500	92
MGM China Holdings	30,000	39
MTR	39,500	200
NWS Holdings	90,000	142
PCCW	686,000	460
Power Assets Holdings	44,602	408
Shangri-La Asia	82,000	82
SJM Holdings	52,000	32
Swire Pacific, Cl A	4,000	45
Swire Properties	7,800	21
Techtronic Industries	31,500	131
WH Group (C)	469,000	367
Wynn Macau *	27,600	40
Yue Yuen Industrial Holdings	30,500	120
		5,130

Ireland — 0.1%
Accenture, Cl A	1,413	160
Bank of Ireland *	430,737	88
CRH	8,888	257
Eaton	2,114	126
Kerry Group, Cl A	4,069	361
Paddy Power Betfair	3,752	394
Ryanair Holdings ADR *	4,036	281
		1,667

Israel — 0.1%
Azrieli Group	2,954	125
Bank Hapoalim	29,177	147
Bank Leumi Le-Israel *	39,720	140
Bezeq The Israeli Telecommunication	203,497	403
Check Point Software Technologies *	3,321	265

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Israel Chemicals	66,305	$257
Mizrahi Tefahot Bank	12,761	147
NICE-Systems	6,857	428
Teva Pharmaceutical Industries	8,087	406
		2,318

Italy — 0.1%
Assicurazioni Generali	2,134	25
Atlantia	3,095	77
CNH Industrial	12,849	92
Enel	67,914	300
Eni	10,812	174
EXOR	1,900	70
Ferrari	3,250	132
Fiat Chrysler Automobiles *	18,029	110
Leonardo-Finmeccanica *	10,324	104
Luxottica Group	2,908	141
Mediobanca	8,384	48
Prysmian	5,661	124
Saipem *	373,982	149
Snam Rete Gas	39,115	233
Telecom Italia *	511,570	366
Tenaris	15,473	224
Terna Rete Elettrica Nazionale	44,057	244
UnipolSai	31,346	47
		2,660

Japan — 0.7%
Aeon, Cl H	5,800	90
AEON Financial Service	4,700	101
Air Water	5,000	73
Aisin Seiki *	800	32
Ajinomoto	7,000	164
Alfresa Holdings	6,800	141
ANA Holdings	20,000	57
Aozora Bank *	31,000	107
Asahi Group Holdings	2,800	90
Asahi Kasei	9,000	62
Astellas Pharma	8,000	125
Bank of Kyoto	12,000	73
Benesse, Cl A	2,700	63
Bridgestone	2,000	64
Calbee	2,000	83
Canon *	2,600	74
Central Japan Railway	400	71
Chiba Bank, Cl B	21,000	98
Chubu Electric Power	11,300	160
Chugai Pharmaceutical	2,500	89
Chugoku Bank	7,600	77
Chugoku Electric Power *	12,200	155
Concordia Financial Group	24,000	93
Credit Saison	5,700	95
Daicel	3,800	39

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Daito Trust Construction	500	$81
Daiwa House Industry	3,000	87
Daiwa Securities Group *	18,000	94
Dentsu	1,000	47
Eisai	2,000	111
Electric Power Development	6,100	141
FamilyMart, Cl H	2,600	158
Fast Retailing	100	27
Fuji Heavy Industries	900	31
FUJIFILM Holdings	2,200	85
Fukuoka Financial Group	29,000	95
Hachijuni Bank	23,000	100
Hankyu Hanshin Holdings	7,000	52
Hino Motors *	3,600	36
Hirose Electric	840	102
Hiroshima Bank	31,000	103
Hisamitsu Pharmaceutical	2,500	143
Hitachi Chemical	3,039	56
Hitachi Metals	5,000	50
Hokuriku Electric Power *	11,100	137
Idemitsu Kosan	13,100	282
Inpex	21,000	162
Iyo Bank	13,500	82
J Front Retailing	3,000	31
Japan Prime Realty Investment, Cl A ‡	24	103
Japan Real Estate Investment ‡	16	99
Japan Retail Fund Investment, Cl A ‡	32	82
Joyo Bank	29,000	108
JX Holdings	56,400	219
Kajima	7,000	48
Kamigumi	8,000	73
Kaneka	12,000	79
Kansai Electric Power *	10,800	104
Kansai Paint	3,000	60
Kao	1,800	104
KDDI	10,900	331
Keikyu	4,000	40
Keio	3,000	28
Keyence	200	135
Kikkoman	4,000	146
Kintetsu Group Holdings	15,000	64
Kirin Holdings	6,100	102
Konami Holdings	3,656	139
Kyocera *	900	43
Kyowa Hakko Kirin	4,300	73
Kyushu Electric Power *	9,400	94
Lawson	1,600	127
LIXIL Group	3,000	49
M3 *	3,600	125
Marubeni	15,700	70
Maruichi Steel Tube	3,200	111
McDonald’s Holdings Japan	1,623	44

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Medipal Holdings	6,500	$106
MEIJI Holdings	2,000	203
Miraca Holdings	2,800	121
Mitsubishi Chemical Holdings, Cl B	4,700	21
Mitsubishi Motors	4,200	19
Mitsubishi Tanabe Pharma	7,400	133
Mitsui Chemicals	9,000	33
Mizuho Financial Group	45,700	66
Murata Manufacturing	500	55
NEC	12,000	28
NGK Spark Plug	2,600	39
NH Foods	4,000	97
NHK Spring	3,000	24
Nintendo *	500	71
Nippon Building Fund ‡	13	80
Nippon Express	13,000	59
Nippon Prologis ‡	36	88
Nippon Steel & Sumitomo Metal *	2,855	55
Nippon Telegraph & Telephone	8,900	416
Nisshin Seifun Group	9,415	150
Nissin Food Products	2,000	109
Nitori Holdings	400	48
NOK	1,500	25
Nomura Research Institute	1,980	72
NTT Data	2,000	94
NTT DOCOMO	16,300	440
Odakyu Electric Railway	3,000	35
Oji Holdings	22,000	84
Ono Pharmaceutical	2,400	104
Oracle Japan	1,900	101
Osaka Gas	78,000	298
Otsuka Holdings	3,400	156
Resona Holdings	27,900	101
Rohm	800	31
Ryohin Keikaku	200	49
Sankyo	1,100	41
Santen Pharmaceutical	5,600	87
Sekisui Chemical	3,000	37
Seven & i Holdings	2,100	88
Seven Bank	30,200	93
Shikoku Electric Power *	9,400	111
Shimadzu	6,000	89
Shimizu	3,000	28
Shin-Etsu Chemical, Cl A *	1,100	64
Shiseido	3,900	100
Shizuoka Bank	12,000	84
Showa Shell Sekiyu	29,300	272
SoftBank	4,100	231
Sumitomo	6,500	65
Sumitomo Metal Mining	8,000	80
Sumitomo Rubber Industries	100	1
Suntory Beverage & Food	2,800	126

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Suzuken	2,760	$86
Sysmex	1,700	116
Taisei	5,000	41
Taisho Pharmaceutical Holdings	1,000	105
Takeda Pharmaceutical	2,600	112
Teijin	24,000	79
Terumo	4,000	169
Tobu Railway	17,000	93
Toho	1,600	44
Toho Gas	42,063	342
Tohoku Electric Power *	8,400	105
Tokyo Electric Power Holdings *	4,200	18
Tokyo Gas	62,000	254
Tokyu	4,000	35
TonenGeneral Sekiyu	32,000	290
Toray Industries	10,000	85
TOTO	1,000	40
Toyo Seikan Group Holdings	1,900	36
Toyo Suisan Kaisha	3,000	121
Toyota Industries	1,900	75
Toyota Motor *	1,700	84
Unicharm	4,900	109
United Urban Investment ‡	66	119
USS	5,600	92
Yakult Honsha	1,800	93
Yamaguchi Financial Group	9,000	85
Yamato Holdings	1,400	32
Yamazaki Baking	5,000	139
		15,576

Luxembourg — 0.0%
RTL Group	682	55

Netherlands — 0.2%
Aegon	19,644	77
Akzo Nobel	2,588	162
Altice *	7,879	118
Altice, Cl B *	11,055	166
ArcelorMittal *	29,025	132
ASML Holding	3,148	309
Coca-Cola European Partners *	2,967	107
Gemalto	4,556	277
Heineken	1,925	177
ING Groep	6,346	65
Koninklijke Ahold	9,243	204
Koninklijke Boskalis Westminster	1,861	64
Koninklijke DSM	3,445	199
Koninklijke Philips	3,383	84
Koninklijke Vopak	10,682	533
LyondellBasell Industries, Cl A	3,347	249
NN Group	3,780	104
NXP Semiconductors *	2,141	168
OCI *	4,290	59

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Randstad Holding	1,641	$66
RELX	10,973	190
Royal KPN	91,067	329
Unibail-Rodamco ‡	139	36
Unilever	3,312	154
Wolters Kluwer	4,597	187
		4,216

New Zealand — 0.1%
Auckland International Airport	70,442	326
Contact Energy	79,201	292
Fletcher Building	46,704	286
Meridian Energy	170,649	320
Mighty River Power	112,969	242
Ryman Healthcare	45,110	300
Spark New Zealand	147,825	374
		2,140

Norway — 0.1%
DNB, Cl A	9,226	110
Gjensidige Forsikring	10,608	176
Marine Harvest	9,931	166
Norsk Hydro	51,688	187
Orkla	30,555	270
Schibsted, Cl B	4,860	138
Statoil	21,274	366
Telenor	17,631	290
Yara International	3,178	100
		1,803

Panama — 0.0%
Carnival	2,195	97

Portugal — 0.0%
Banco Espirito Santo *	50,830	–
EDP - Energias de Portugal	85,324	261
Galp Energia	20,070	279
Jeronimo Martins	16,644	262
		802

Singapore — 0.1%
CapitaLand	33,800	77
CapitaLand Commercial Trust ‡	53,667	59
DBS Group Holdings	7,800	91
Genting Singapore	238,600	129
Global Logistic Properties	42,000	56
Golden Agri-Resources	928,100	241
Hutchison Port Holdings, Cl U	150,126	68
Jardine Cycle & Carriage	6,200	168
Keppel	16,600	68
Noble Group *	170,100	25
Oversea-Chinese Banking	12,800	83
Sembcorp Industries	31,300	66
Sembcorp Marine	42,000	48
Singapore Airlines	21,300	169

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Singapore Exchange	22,900	$130
Singapore Press Holdings	97,800	287
Singapore Technologies Engineering	25,400	59
Singapore Telecommunications	116,700	358
StarHub	141,300	398
United Overseas Bank	5,300	73
UOL Group	7,072	29
Wilmar International	89,200	216
		2,898

Spain — 0.2%
Abertis Infraestructuras	5,513	81
ACS Actividades de Construccion y Servicios	2,833	77
Aena (C)	765	100
Amadeus IT Holding, Cl A	11,484	501
Banco Bilbao Vizcaya Argentaria	10,923	61
Banco Santander	24,737	94
Bankia	80,911	58
CaixaBank	30,255	66
Distribuidora Internacional de Alimentacion	38,251	221
Enagas	5,493	167
Endesa	4,836	97
Ferrovial	4,529	88
Gas Natural SDG	6,561	129
Grifols	14,620	329
Iberdrola	26,058	176
Industria de Diseno Textil	9,200	306
International Consolidated Airlines Group	7,033	35
Red Electrica, Cl B	2,080	185
Repsol, Cl A	25,262	320
Telefonica	18,046	170
Zardoya Otis	7,495	70
		3,331

Sweden — 0.2%
Alfa Laval	3,670	57
Atlas Copco, Cl A	1,818	47
Atlas Copco, Cl B	1,891	44
Boliden	12,111	233
Electrolux	4,260	115
Getinge, Cl B	16,980	346
Hennes & Mauritz, Cl B	4,059	118
Hexagon, Cl B	8,618	311
Husqvarna, Cl B	17,924	132
ICA Gruppen	6,378	212
Industrivarden, Cl C	4,865	78
Kinnevik	1,565	37
Lundin Petroleum *	20,495	369
Millicom International Cellular	2,887	176
Nordea Bank	6,982	58
Skandinaviska Enskilda Banken, Cl A	7,936	68
SKF, Cl B	8,542	135
Svenska Cellulosa SCA, Cl B	6,221	198

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Svenska Handelsbanken, Cl A	2,082	$25
Swedbank, Cl A	2,347	49
Swedish Match	5,303	183
Tele2, Cl B	24,845	216
Telefonaktiebolaget LM Ericsson, Cl B	53,405	405
Telia	44,427	208
Volvo, Cl B	6,277	62

		3,882

Switzerland — 0.2%
ABB	4,545	89
Actelion	1,191	199
Adecco Group	1,187	60
Aryzta	1,814	67
Baloise Holding	496	55
Barry Callebaut	121	149
Chocoladefabriken Lindt & Spruengli	31	316
Cie Financiere Richemont	1,741	101
Coca-Cola HBC	3,429	69
Dufry *	1,505	180
EMS-Chemie Holding	353	182
Galenica	90	121
Geberit	215	81
Givaudan	89	179
Kuehne & Nagel International	661	92
LafargeHolcim	843	35
Lonza Group	1,178	195
Nestle	1,850	143
Novartis	2,503	206
Partners Group Holding	322	138
Roche Holding	773	203
Schindler Holding	1,164	211
SGS, Cl B	41	94
Sika	37	155
Sonova Holding	1,666	221
Swatch Group, Cl B	331	96
Swatch Group	1,778	102
Swiss Life Holding	254	58
Swisscom	947	469
Syngenta	280	107
TE Connectivity	1,250	71
Transocean *	9,303	111

		4,555

United Kingdom — 0.4%
Aberdeen Asset Management	4,451	17
Admiral Group	3,076	84
Anglo American	12,831	125
ARM Holdings	18,595	281
Associated British Foods	2,191	80
AstraZeneca	3,801	227
Auto Trader Group (C)	48,359	228
Aviva	4,112	22

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Barratt Developments	14,410	$78
BHP Billiton	4,135	52
BP	50,616	296
British American Tobacco	1,681	109
BT Group, Cl A	41,849	229
Bunzl	3,000	92
Burberry Group	1,376	21
Capita	2,265	29
Centrica	91,279	275
Cobham	76,406	161
Compass Group	5,292	101
Croda International	2,513	105
Delphi Automotive	1,026	64
Diageo	2,888	81
Dixons Carphone	10,596	45
easyJet	3,512	51
Experian	2,610	49
G4S	16,567	41
GlaxoSmithKline	14,130	303
Glencore *	35,516	73
IMI	1,574	20
Imperial Brands	2,202	119
Inmarsat	34,123	367
InterContinental Hotels Group	1,274	47
Intertek Group	544	25
ITV	11,950	29
J Sainsbury	21,670	67
Johnson Matthey	1,866	70
Marks & Spencer Group	10,789	46
Mediclinic International	9,495	139
National Grid	20,542	301
Next, Cl A	560	37
Pearson	7,800	101
Pentair	2,268	132
Petrofac	13,115	136
Reckitt Benckiser Group	1,075	108
RELX	3,034	56
Rexam	15,230	131
Rio Tinto	1,309	40
Royal Dutch Shell, Cl A	9,648	264
Royal Dutch Shell, Cl B	9,779	270
Royal Mail	6,924	46
RSA Insurance Group	7,664	51
SABMiller	1,731	101
Sage Group	34,684	299
Severn Trent	8,989	293
Shire	3,125	194
Sky	5,534	63
Smith & Nephew	15,129	256
Smiths Group	4,570	70
SSE	11,470	238
Tate & Lyle	7,790	70

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Travis Perkins	3,353	$66
Unilever	2,107	101
United Utilities Group, Cl B	17,772	246
Vodafone Group	83,074	253
Whitbread	1,095	51
Wm Morrison Supermarkets	34,659	87
Worldpay Group *(C)	57,601	209
WPP	2,771	58

		8,576
Total Foreign Common Stock (Cost $91,752) ($ Thousands)		95,731

COMMON STOCK — 3.9%

United States — 3.9%

Consumer Discretionary — 0.3%
Advance Auto Parts	730	118
Amazon.com, Cl A *	164	117
Autonation *	1,850	87
Autozone *	115	91
Bed Bath & Beyond	2,455	106
Best Buy	2,195	67
BorgWarner	3,275	97
CarMax *	1,714	84
CBS, Cl B	891	48
Chipotle Mexican Grill, Cl A *	282	114
Coach	5,184	211
Comcast, Cl A	1,221	80
Darden Restaurants	2,025	128
Discovery Communications, Cl A *	1,971	50
Discovery Communications, Cl C *	3,273	78
Dollar General	1,154	108
Dollar Tree *	1,039	98
DR Horton	2,237	70
Expedia	1,058	112
Foot Locker, Cl A	2,052	113
Ford Motor	8,016	101
Gap	3,519	75
Garmin	1,579	67
General Motors	2,216	63
Genuine Parts	684	69
Goodyear Tire & Rubber	1,985	51
H&R Block	4,738	109
Hanesbrands	3,911	98
Harley-Davidson, Cl A	2,718	123
Harman International Industries, Cl A	559	40
Hasbro	950	80
Home Depot	660	84
Interpublic Group	2,930	68
Johnson Controls	4,035	179
Kohl’s	2,633	100

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
L Brands	1,688	$113
Leggett & Platt	1,629	83
Lennar, Cl A	2,151	99
LKQ *	1,870	59
Lowe’s	1,189	94
Macy’s	2,465	83
Marriott International, Cl A	1,859	124
Mattel	3,641	114
McDonald’s	1,006	121
Michael Kors Holdings *	1,898	94
Mohawk Industries *	603	114
NetFlix *	798	73
Newell Brands, Cl B	1,797	87
News, Cl A	10,261	116
News, Cl B	6,800	79
Nike, Cl B	1,442	80
Nordstrom	1,762	67
Omnicom Group	2,049	167
O’Reilly Automotive *	309	84
Priceline Group *	50	62
PulteGroup	2,869	56
PVH	977	92
Ralph Lauren, Cl A	721	65
Ross Stores	2,214	125
Royal Caribbean Cruises	1,209	81
Scripps Networks Interactive, Cl A	899	56
Signet Jewelers	1,118	92
Staples	8,000	69
Starbucks	1,667	95
Starwood Hotels & Resorts Worldwide	1,588	117
Target, Cl A	1,487	104
TEGNA	3,155	73
Tiffany	1,689	102
Time Warner	1,132	83
TJX	1,183	91
Tractor Supply	1,391	127
TripAdvisor *	1,460	94
Twenty-First Century Fox, Cl A	2,526	68
Twenty-First Century Fox, Cl B	3,644	99
Ulta Salon Cosmetics & Fragrance *	290	71
Under Armour, Cl A *	2,392	96
Under Armour, Cl C *	3,047	111
Urban Outfitters *	3,420	94
VF	1,799	111
Viacom, Cl B	1,904	79
Walt Disney	1,190	116
Whirlpool	397	66
Wyndham Worldwide	1,075	77
Wynn Resorts	1,014	92
Yum! Brands	1,420	118

		7,917

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Consumer Staples — 0.5%
Altria Group	3,905	$269
Archer-Daniels-Midland	8,119	348
Brown-Forman, Cl B	2,568	256
Campbell Soup	4,237	282
Church & Dwight	3,776	388
Clorox	1,950	270
Coca-Cola	5,902	268
Colgate-Palmolive	5,396	395
ConAgra Foods	6,299	301
Constellation Brands, Cl A	1,639	271
Costco Wholesale	2,243	352
CVS Health	2,823	270
Dr Pepper Snapple Group	2,934	283
Estee Lauder, Cl A	3,029	276
General Mills	4,478	319
Hershey	4,539	515
Hormel Foods	10,103	370
JM Smucker	2,365	360
Kellogg	3,168	259
Kimberly-Clark	2,375	327
Kraft Heinz	4,045	358
Kroger	7,623	280
McCormick	3,299	352
Mead Johnson Nutrition, Cl A	3,862	350
Molson Coors Brewing, Cl B	3,046	308
Mondelez International, Cl A	5,619	256
Monster Beverage *	2,190	352
PepsiCo	2,423	257
Philip Morris International	2,328	237
Procter & Gamble	2,984	253
Reynolds American	4,913	265
SYSCO, Cl A	5,177	263
Tyson Foods, Cl A	3,419	228
Walgreens Boots Alliance	3,532	294
Wal-Mart Stores	4,991	364
Whole Foods Market	9,948	319

		11,115

Energy — 0.3%
Anadarko Petroleum, Cl A	2,311	123
Apache	3,437	191
Baker Hughes	4,278	193
Cabot Oil & Gas	6,882	177
Chesapeake Energy *	26,966	115
Chevron	2,251	236
Cimarex Energy	1,622	194
Columbia Pipeline Group	7,251	185
Concho Resources *	1,972	235
ConocoPhillips	3,516	153
Devon Energy	4,496	163
Diamond Offshore Drilling *	7,278	177

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EOG Resources	2,015	$168
EQT	3,315	257
Exxon Mobil	2,881	270
FMC Technologies *	7,037	188
Halliburton	5,364	243
Helmerich & Payne	3,032	204
Hess	2,764	166
Kinder Morgan	8,493	159
Marathon Oil	10,683	160
Marathon Petroleum	4,014	152
Murphy Oil	4,307	137
National Oilwell Varco, Cl A	6,758	227
Newfield Exploration *	4,105	181
Noble Energy	5,104	183
Occidental Petroleum	3,639	275
Oneok	6,107	290
Phillips 66	3,313	263
Pioneer Natural Resources	1,390	210
Range Resources	3,619	156
Schlumberger, Cl A	3,885	307
Southwestern Energy *	7,514	95
Spectra Energy	8,561	314
Tesoro	2,422	181
Valero Energy	3,835	196
Williams *	7,626	165

		7,289

Financials — 0.3%
Affiliated Managers Group *	586	82
Aflac	669	48
Allstate	963	67
American Express	1,241	75
American International Group	2,014	107
American Tower, Cl A ‡	1,449	165
Ameriprise Financial	614	55
Aon	1,040	114
Apartment Investment & Management, Cl A ‡	2,812	124
Arthur J. Gallagher	1,163	55
Assurant	976	84
AvalonBay Communities ‡	979	177
Bank of America	3,043	40
Bank of New York Mellon	1,559	61
BB&T	1,795	64
Berkshire Hathaway, Cl B *	698	101
BlackRock	151	52
Boston Properties ‡	488	64
Capital One Financial	700	44
CBRE Group, Cl A *	1,563	41
Charles Schwab	2,369	60
Chubb	1,185	155
Cincinnati Financial	2,017	151
Citigroup	1,388	59

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Citizens Financial Group	3,013	$60
CME Group	1,198	117
Comerica	1,055	43
Crown Castle International ‡	1,247	126
Digital Realty Trust, Cl A ‡	1,000	109
Discover Financial Services	1,159	62
E*Trade Financial *	4,160	98
Equinix ‡	391	152
Equity Residential ‡	941	65
Essex Property Trust ‡	534	122
Extra Space Storage ‡	1,522	141
Federal Realty Investment Trust ‡	355	59
Fifth Third Bancorp	5,885	104
Franklin Resources	1,671	56
General Growth Properties ‡	3,887	116
Goldman Sachs Group	268	40
Hartford Financial Services Group	2,184	97
HCP ‡	4,241	150
Host Hotels & Resorts ‡	7,223	117
Huntington Bancshares	5,352	48
Intercontinental Exchange	310	79
Invesco	1,903	49
Iron Mountain ‡	3,207	128
JPMorgan Chase	873	54
KeyCorp	3,605	40
Kimco Realty ‡	2,593	81
Legg Mason	1,384	41
Leucadia National	7,057	122
Lincoln National	1,000	39
Loews	1,145	47
M&T Bank	901	107
Macerich ‡	1,104	94
Marsh & McLennan	1,756	120
MetLife	2,745	109
Moody’s	673	63
Morgan Stanley	3,723	97
Nasdaq, Cl A	1,585	102
Navient	5,548	66
Northern Trust	1,046	69
People’s United Financial	4,631	68
PNC Financial Services Group	968	79
Principal Financial Group, Cl A	2,672	110
Progressive	2,974	100
ProLogis ‡	2,009	99
Prudential Financial	1,201	86
Public Storage ‡	541	138
Realty Income ‡	1,430	99
Regions Financial	10,217	87
S&P Global	1,004	108
Simon Property Group ‡	730	158
SL Green Realty ‡	1,090	116
State Street	770	42

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SunTrust Banks	1,338	$55
Synchrony Financial *	3,561	90
T. Rowe Price Group	832	61
Torchmark, Cl A	2,083	129
Travelers	849	101
UDR ‡	2,944	109
Unum Group	1,475	47
US Bancorp	2,336	94
Ventas ‡	1,347	98
Vornado Realty Trust ‡	658	66
Wells Fargo	3,144	149
Welltower ‡	1,515	115
Weyerhaeuser ‡	4,633	138
Willis Towers Watson	432	54
XL Group, Cl A	2,550	85
Zions Bancorporation	2,651	67

		8,182

Health Care — 0.4%
Abbott Laboratories	3,250	128
AbbVie	2,438	151
Aetna, Cl A	1,342	164
Agilent Technologies	4,929	219
Alexion Pharmaceuticals *	963	112
Allergan *	620	143
AmerisourceBergen	1,376	109
Amgen, Cl A	840	128
Anthem	1,304	171
Baxter International	4,092	185
Becton Dickinson	1,426	242
Biogen *	478	116
Boston Scientific *	9,145	214
Bristol-Myers Squibb	2,001	147
C.R. Bard	1,046	246
Cardinal Health	1,831	143
Celgene, Cl A *	1,304	129
Centene *	1,976	141
Cerner *	3,217	189
Cigna	1,350	173
DaVita HealthCare Partners *	2,885	223
DENTSPLY SIRONA	2,721	169
Edwards Lifesciences, Cl A *	1,836	183
Eli Lilly	1,884	148
Endo International *	6,159	96
Express Scripts Holding *	2,680	203
Gilead Sciences	1,480	123
HCA Holdings *	1,960	151
Henry Schein *	830	147
Hologic *	5,088	176
Humana	1,000	180
Illumina *	1,071	150
Intuitive Surgical *	262	173

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Johnson & Johnson	2,358	$286
Laboratory Corp of America Holdings *	1,602	209
Mallinckrodt *	1,409	86
McKesson	792	148
Medtronic	2,224	193
Merck	2,621	151
Mylan *	2,967	128
Patterson	4,669	224
PerkinElmer	2,942	154
Perrigo	1,103	100
Pfizer	6,421	226
Quest Diagnostics	2,313	188
Regeneron Pharmaceuticals *	338	118
St. Jude Medical	2,411	188
Stryker	1,505	180
Taro Pharmaceutical Industries *	3,157	460
Thermo Fisher Scientific	1,047	155
UnitedHealth Group	1,173	166
Universal Health Services, Cl B	1,166	156
Varian Medical Systems *	2,224	183
Vertex Pharmaceuticals *	1,215	104
Waters *	1,193	168
Zimmer Biomet Holdings	1,594	192
Zoetis, Cl A	2,648	126

		9,661

Industrials — 0.3%
3M	1,244	218
Alaska Air Group	478	28
Allegion	2,213	154
American Airlines Group	2,945	83
Ametek	1,885	87
Boeing	1,037	135
C.H. Robinson Worldwide	2,024	150
Caterpillar, Cl A	1,117	85
Cintas	1,885	185
CSX	4,880	127
Cummins	1,302	146
Danaher, Cl A	1,081	109
Deere	1,562	127
Delta Air Lines, Cl A	3,091	113
Dover	1,286	89
Dun & Bradstreet	1,003	122
Emerson Electric	3,514	183
Equifax	1,030	132
Expeditors International of Washington	3,505	172
Fastenal, Cl A	2,002	89
FedEx	581	88
Flowserve	1,736	78
Fluor	1,781	88
General Dynamics	849	118
General Electric	3,393	107

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Honeywell International	835	$97
Illinois Tool Works	945	98
Ingersoll-Rand	1,653	105
Jacobs Engineering Group *	2,905	145
JB Hunt Transport Services	1,502	122
Kansas City Southern	1,143	103
L-3 Communications Holdings	1,255	184
Lockheed Martin	518	129
Masco	3,446	107
Nielsen Holdings	2,902	151
Norfolk Southern	1,519	129
Northrop Grumman	759	169
PACCAR	1,691	88
Parker-Hannifin, Cl A	653	71
Pitney Bowes	4,588	82
Quanta Services *	3,494	81
Raytheon	872	119
Republic Services	3,860	198
Robert Half International	3,077	117
Rockwell Automation	1,359	156
Rockwell Collins	1,112	95
Roper Technologies	466	79
Ryder System	1,472	90
Snap-on	801	126
Southwest Airlines, Cl A	3,040	119
Stanley Black & Decker	854	95
Stericycle, Cl A *	1,394	145
Textron	2,415	88
TransDigm Group *	200	53
Tyco International	3,224	137
Union Pacific	1,324	116
United Continental Holdings *	2,649	109
United Parcel Service, Cl B	975	105
United Rentals *	1,181	79
United Technologies	1,125	115
Verisk Analytics, Cl A *	1,825	148
Waste Management	3,332	221
WW Grainger	632	144
Xylem	3,160	141

		7,669

Information Technology — 0.3%
Activision Blizzard	3,303	131
Adobe Systems *	1,333	128
Akamai Technologies *	2,138	120
Alliance Data Systems *	672	132
Alphabet, Cl A *	135	95
Alphabet, Cl C *	158	109
Amphenol, Cl A	1,661	95
Analog Devices	1,682	95
Apple	1,192	114
Applied Materials	5,515	132

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Autodesk, Cl A *	2,022	$109
Automatic Data Processing	1,236	114
Broadcom	770	120
CA	2,697	89
Cisco Systems	3,423	98
Citrix Systems *	1,207	97
Cognizant Technology Solutions, Cl A *	1,460	84
Corning, Cl B	6,188	127
CSRA	4,599	108
eBay *	4,896	115
Electronic Arts *	1,819	138
EMC	5,810	158
F5 Networks, Cl A *	1,077	123
Facebook, Cl A *	855	98
Fidelity National Information Services, Cl B	1,370	101
First Solar *	948	46
Fiserv, Cl A *	1,220	133
Flir Systems	3,188	99
Global Payments	1,650	118
Harris	1,630	136
Hewlett Packard Enterprise	5,885	108
HP	8,533	107
Intel	4,494	147
International Business Machines	503	76
Intuit	1,158	129
Juniper Networks	4,939	111
KLA-Tencor	1,572	115
Lam Research	1,568	132
Linear Technology	1,618	75
MasterCard, Cl A	1,158	102
Microchip Technology	2,532	129
Micron Technology *	7,551	104
Microsoft	2,267	116
Mobileye *	5,790	267
Motorola Solutions	1,647	109
NetApp	5,224	128
Nvidia	1,767	83
Oracle, Cl B	2,124	87
Paychex	2,240	133
PayPal Holdings *	3,253	119
Qorvo *	1,591	88
Qualcomm	2,828	151
Red Hat *	1,732	126
salesforce.com *	1,252	99
Seagate Technology	4,322	105
Skyworks Solutions	1,430	90
Symantec, Cl A	7,725	159
Teradata *	3,726	93
Texas Instruments	1,935	121
Total System Services	1,926	102
VeriSign *	1,436	124
Visa, Cl A	1,380	102

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Western Digital	2,038	$96
Western Union	7,451	143
Xerox	11,605	110
Xilinx	2,202	102
Yahoo! *	3,036	114

		7,664

Materials — 0.3%
Air Products & Chemicals	1,914	272
Alcoa	21,544	200
Avery Dennison	3,753	281
Ball	3,476	251
CF Industries Holdings	9,010	217
Dow Chemical, Cl A	3,819	190
E.I. Du Pont de Nemours	3,495	226
Eastman Chemical	3,217	218
Ecolab	3,373	400
FMC	4,986	231
Freeport-McMoRan, Cl B *	15,519	173
International Flavors & Fragrances	3,064	386
International Paper	5,522	234
Martin Marietta Materials, Cl A	1,465	281
Monsanto	3,480	360
Mosaic	8,234	216
Newmont Mining	8,759	343
Nucor	5,150	254
Owens-Illinois *	13,803	249
PPG Industries	2,411	251
Praxair	3,536	397
Sealed Air	6,166	283
Sherwin-Williams, Cl A	861	253
Vulcan Materials	2,659	320
WestRock	5,916	230

		6,716

Telecommunication Services — 0.4%
AT&T	58,821	2,542
CenturyTel	79,156	2,296
Frontier Communications	297,551	1,470
Level 3 Communications *	26,693	1,374
Verizon Communications	43,437	2,426

		10,108

Utilities — 0.5%
AES	42,041	525
AGL Resources	5,771	381
Ameren	8,493	455
American Electric Power	5,845	410
American Water Works	5,181	438
Centerpoint Energy	18,582	446
CMS Energy	9,350	429
Consolidated Edison	5,188	417
Dominion Resources	5,265	410

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DTE Energy	4,990	$495
Duke Energy	4,270	366
Edison International	5,948	462
Entergy	5,069	412
Eversource Energy	8,691	521
Exelon	12,325	448
FirstEnergy	11,636	406
NextEra Energy	3,446	449
NiSource	16,382	434
NRG Energy	24,004	360
PG&E	7,506	480
Pinnacle West Capital	5,992	486
PPL	8,470	320
Public Service Enterprise Group	7,002	326
SCANA	5,783	438
Sempra Energy	4,307	491
Southern	6,218	333
TECO Energy	12,969	358
WEC Energy Group	6,517	426
Xcel Energy	10,425	467

		12,389

		88,710
Total Common Stock (Cost $73,020) ($ Thousands)		88,710

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 1.6%

Consumer Discretionary — 0.0%
Toyota Motor Credit MTN
3.400%, 09/15/2021 (B)	$150	163
Trustees of Dartmouth College
4.750%, 06/01/2019 (B)	150	166
University of Southern California
5.250%, 10/01/2111 (B)	100	134
		463

Consumer Staples — 0.1%
Coca-Cola
1.150%, 04/01/2018 (B)	1,000	1,007
Colgate-Palmolive MTN
2.300%, 05/03/2022 (B)	250	259
Wal-Mart Stores
5.250%, 09/01/2035 (B)	1,000	1,314
		2,580

Energy — 0.2%
Chevron
4.950%, 03/03/2019 (B)	150	164
Exxon Mobil
3.176%, 03/15/2024 (B)	500	537

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nexen Energy ULC
5.875%, 03/10/2035 (B)	$100	$117
Shell International Finance
4.375%, 03/25/2020 (B)	1,000	1,099
Statoil
2.450%, 01/17/2023 (B)	250	253
Total Capital International
2.100%, 06/19/2019 (B)	1,000	1,022
XTO Energy(B)
6.750%, 08/01/2037	300	443
6.500%, 12/15/2018	750	844

		4,479

Financials — 0.9%
Australia & New Zealand Banking Group NY MTN(B)
2.250%, 06/13/2019	300	307
1.875%, 10/06/2017	250	252
Bank of Montreal MTN(B)
2.550%, 11/06/2022	250	259
1.400%, 09/11/2017	200	201
Bank of New York Mellon
3.550%, 09/23/2021 (B)	200	217
Bank of Nova Scotia(B)
2.800%, 07/21/2021	1,000	1,043
2.050%, 10/30/2018	250	254
Berkshire Hathaway(B)
3.400%, 01/31/2022	150	162
2.750%, 03/15/2023	1,000	1,033
Berkshire Hathaway Finance
5.400%, 05/15/2018 (B)	250	270
CME Group
3.000%, 09/15/2022 (B)	100	106
Commonwealth Bank of Australia NY(B)
2.300%, 09/06/2019	250	256
2.250%, 03/13/2019	250	255
1.900%, 09/18/2017	150	151
Cooperatieve Rabobank
3.375%, 01/19/2017 (B)	250	253
HSBC Holdings
5.100%, 04/05/2021 (B)	250	276
KFW(B)
2.750%, 09/08/2020	1,000	1,064
2.375%, 08/25/2021	1,500	1,580
1.875%, 06/30/2020	1,000	1,029
1.875%, 11/30/2020	1,000	1,029
0.875%, 09/05/2017	200	200
Landwirtschaftliche Rentenbank(B)
2.250%, 10/01/2021	2,000	2,090
1.875%, 09/17/2018	550	562
1.750%, 04/15/2019	200	205
1.375%, 10/23/2019	500	506

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.000%, 04/04/2018	$200	$201
0.875%, 09/12/2017	300	300
National Australia Bank
3.000%, 01/20/2023 (B)	200	209
Oesterreichische Kontrollbank(B)
1.875%, 01/20/2021	1,000	1,024
1.625%, 03/12/2019	1,000	1,016
Royal Bank of Canada MTN(B)
2.200%, 07/27/2018	250	255
2.150%, 03/15/2019	200	204
1.800%, 07/30/2018	200	202
Svenska Handelsbanken MTN(B)
2.875%, 04/04/2017	200	202
2.500%, 01/25/2019	200	206
2.250%, 06/17/2019	300	307
Toronto-Dominion Bank MTN(B)
2.375%, 10/19/2016	250	251
2.125%, 07/02/2019	250	256
US Bank
2.125%, 10/28/2019 (B)	400	410
Wells Fargo Bank MTN
1.650%, 01/22/2018 (B)	1,000	1,009
Westpac Banking(B)
4.875%, 11/19/2019	200	221
2.600%, 11/23/2020	1,000	1,034
		20,867

Health Care — 0.1%
Johns Hopkins University
5.250%, 07/01/2019 (B)	18	20
Johnson & Johnson(B)
5.950%, 08/15/2037	300	444
3.375%, 12/05/2023	500	558
Novartis Securities Investment
5.125%, 02/10/2019 (B)	150	166
Sanofi
4.000%, 03/29/2021 (B)	150	166
		1,354

Industrials — 0.0%
3M MTN
5.700%, 03/15/2037 (B)	150	201

Information Technology — 0.3%
Alphabet
3.625%, 05/19/2021 (B)	150	166
Apple(B)
4.650%, 02/23/2046	1,000	1,130
3.250%, 02/23/2026	1,000	1,061
2.850%, 02/23/2023	1,000	1,051
2.400%, 05/03/2023	250	255

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Microsoft(B)
2.125%, 11/15/2022	$500	$508
0.875%, 11/15/2017	1,500	1,502
		5,673

Telecommunication Services — 0.0%
Nippon Telegraph & Telephone
1.400%, 07/18/2017 (B)	200	201

Utilities — 0.0%
Southern California Gas
5.125%, 11/15/2040 (B)	150	188
Total Corporate Obligations (Cost $35,436) ($ Thousands)		36,006

	Shares

EXCHANGE TRADED FUND — 1.2%

United States — 1.2%
iShares iBoxx Investment Grade Corporate
Bond Fund	212,083	26,029

Total Exchange Traded Fund (Cost $24,702) ($ Thousands)		26,029

PREFERRED STOCK — 0.0%

Germany — 0.0%
Fuchs Petrolub	1,520	59
Henkel & KGaA	1,296	158
Porsche Automobil Holding	342	16
Volkswagen	65	8
		241
Total Preferred Stock (Cost $235) ($ Thousands)		241

	Number of Rights

RIGHTS — 0.0%

Australia — 0.0%
Vocus Communications, Expires 07/21/2016 *	1,854	–

Singapore — 0.0%
Noble Group, Expires 07/25/2016 *	170,100	11

Spain — 0.0%
ACS Actividades de Construccion y
Servicios *‡‡	2,833	2

United States — 0.0%
Safeway CVR - Casa Ley* ‡‡	2,823	3

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Accumulation Fund (Continued)

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS (continued)
Safeway CVR - PDC* ‡‡	2,823	$–
Total Rights
(Cost $21) ($ Thousands)		16

	Number of Warrants

WARRANTS — 0.0%

Singapore — 0.0%
Olam International, Strike Price: $1.291,
Expires 12/31/2017 *	4,698	–
Total Warrants
(Cost $—) ($ Thousands)		–

	Shares

CASH EQUIVALENT — 27.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.270% **†	627,952,001	627,952

Total Cash Equivalent
(Cost $627,952) ($ Thousands)		627,952

Total Investments — 73.9%
(Cost $1,634,274) ($ Thousands) @		$1,665,304

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Amsterdam Index	6	Jul-2016	$23
Australian 10-Year Bond	1,299	Sep-2016	1,450
CAC40 10 Euro Index	1	Jul-2016	1
Canadian 10-Year Bond	1,606	Sep-2016	4,546
DAX Index	19	Sep-2016	63
DJ Euro Stoxx 50 Index	658	Sep-2016	272
Euro-Bobl	447	Sep-2016	536
Euro-BTP	1,017	Sep-2016	1,775
Euro-Bund Index	1,290	Sep-2016	4,820
Euro-Buxl 30-Year Bond	100	Sep-2016	1,610
FTSE 100 Index	243	Sep-2016	1,480
FTSE/JSE Top 40 Index	141	Sep-2016	18
Hang Seng Index	10	Jul-2016	46
H-Shares Index	19	Jul-2016	6
IBEX 35 Index	10	Jul-2016	63
Japanese 10-Year Bond	1,572	Sep-2016	2,321
KOSPI 200 Index	13	Sep-2016	(29)
Long Gilt 10-Year Bond	844	Sep-2016	6,706
MSCI Emerging Markets E-MINI	1,705	Sep-2016	3,211
Nifty PSE Index	890	Sep-2016	2,132
OMX Index	46	Jul-2016	27

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	884	Sep-2016	$(40)
S&P 500 Index E-MINI	1,887	Sep-2016	1,174
S&P Composite Index	48	Sep-2016	35
S&P Mid Cap 400 Index E-MINI	173	Sep-2016	109
S&P TSX 60 Index	31	Sep-2016	28
SGX S&P CNX Nifty Index	352	Jul-2016	133
SPI 200 Index	15	Sep-2016	(2)
Taiwan Index	67	Jul-2016	7
Topix Index	251	Sep-2016	(2,219)
U.S. 10-Year Treasury Note	1,595	Sep-2016	4,690
U.S. Long Treasury Bond	588	Sep-2016	5,952
Brent Crude Penultimate***	51	Jul-2016	(135)
Brent Crude Penultimate***	290	Sep-2016	(554)
Cocoa***	211	Sep-2016	9
Coffee C***	236	Sep-2016	1,521
Copper***	115	Sep-2016	286
Corn***	141	Dec-2016	(317)
Corn***	278	Sep-2016	(432)
Cotton No. 2***	243	Dec-2016	143
Crude Oil	278	Aug-2016	(390)
DJ UBS Commodity Index***	884	Sep-2016	15
Feeder Cattle***	130	Sep-2016	(59)
Gas Oil ICE***	141	Sep-2016	(159)
Gasoil***	48	Aug-2016	(44)
Gasoline***	38	Jul-2016	(203)
Gasoline RBOB***	28	Sep-2016	(87)
Gold***	313	Aug-2016	1,262
Gold***	105	Dec-2016	5
Goldman Sachs Index***	97	Jul-2016	(211)
Heating Oil***	34	Aug-2016	(127)
Heating Oil***	47	Sep-2016	(75)
Lean Hogs***	19	Aug-2016	(16)
Lean Hogs***	158	Oct-2016	167
Live Cattle***	557	Oct-2016	(197)
Live Cattle***	78	Sep-2016	(54)
LME Copper***	92	Sep-2016	(145)
LME Lead***	37	Sep-2016	43
LME Nickel***	148	Sep-2016	704
LME Primary Aluminum***	643	Sep-2016	1,059
LME Zinc***	190	Sep-2016	1,056
Natural Gas***	56	Sep-2016	151
Silver***	317	Sep-2016	2,986
Soybean***	131	Nov-2016	601
Soybean Meal***	203	Dec-2016	320
Soybean Oil***	258	Dec-2016	(15)
Sugar No. 11***	744	Dec-2016	2,832
Wheat***	446	Sep-2016	(737)

			$50,147

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Accumulation Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2016 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
07/28/16	AUD	9,200	USD	6,752	$ (89)
07/28/16	JPY	1,553,558	USD	15,243	83
07/28/16-09/21/16	CAD	10,119	USD	7,741	(53)
07/28/16-09/21/16	CHF	4,969	USD	5,101	(14)
07/28/16-09/21/16	EUR	275,718	USD	309,207	2,173
07/28/16-09/21/16	GBP	70,567	USD	101,280	6,925
07/28/16-09/21/16	HKD	65,740	USD	8,474	(6)
09/21/16	USD	13	CHF	12	(1)
09/21/16	USD	141	JPY	15,349	10
09/21/16	USD	159	CAD	207	1
09/21/16	TRY	300	USD	99	(4)
09/21/16	USD	2,146	HKD	16,641	2
09/21/16	ZAR	11,600	USD	728	(51)
09/21/16	USD	11,713	CNH	77,300	(146)
09/21/16	USD	15,697	ZAR	249,500	1,057
09/21/16	USD	17,808	EUR	15,716	(298)
09/21/16	BRL	20,600	USD	5,936	(336)
09/21/16	USD	20,907	INR	1,433,000	40
09/21/16	USD	23,212	PLN	91,100	(250)
09/21/16	PLN	23,700	USD	6,019	45
09/21/16	USD	23,704	HUF	6,598,000	(470)
09/21/16	USD	26,327	MXN	492,700	161
09/21/16	USD	29,383	KRW	34,752,100	722
09/21/16	USD	32,203	BRL	118,900	3,996
09/21/16	USD	35,025	TRY	106,100	1,160
09/21/16	CNH	35,600	USD	5,372	45
09/21/16	MXN	129,100	USD	6,852	(89)
09/21/16	INR	137,500	USD	2,001	(9)
09/21/16	HUF	2,571,600	USD	9,219	164
09/21/16	KRW	9,425,800	USD	8,061	(104)
					$14,664

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	$(14,996)	$14,807	$(189)
BNP Paribas	(72,017)	72,755	738
Brown Brothers Harriman	(44,435)	46,881	2,446
Citigroup	(554,584)	566,544	11,960
JPMorgan Chase Bank	(5,146)	5,143	(3)
UBS	(36,690)	36,402	(288)
			$14,664

For the period ended June 30, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Accumulation Fund (Continued)

A list of open OTC swap agreements held by the Fund at June 30, 2016, are as follows:

Total Return Swaps

Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)(1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase Bank	Hang Seng Index	Negative Price Return	Positive Price Return	07/29/16	HKD	405	$18
JPMorgan Chase Bank	H-Shares Index	Negative Price Return	Positive Price Return	07/29/16	HKD	2,249	98
Bank of America	H-Shares Index	Negative Price Return	Positive Price Return	07/29/16	HKD	28,454	1,265
Bank of America	SGX S&P CNX Nifty Index	Negative Price Return	Positive Price Return	07/29/16		1,534	39
Bank of America	Taiwan Index	Negative Price Return	Positive Price Return	07/29/16		10,986	295
JPMorgan Chase Bank	Bovespa Index	Negative Price Return	Positive Price Return	08/19/16	BRL	6,041	482
Bank of America	KOSPI 200 Index	Negative Price Return	Positive Price Return	09/09/16	KRW	8,376	21
JPMorgan Chase Bank	KOSPI 200 Index	Negative Price Return	Positive Price Return	09/09/16	KRW	14,419	(100)
Bank of America	Japanese 10-Year Bond	Negative Price Return	Positive Price Return	09/09/16	JPY	37,265	1,269
Bank of America	Euro-Bund	Negative Price Return	Positive Price Return	09/11/16	EUR	122,351	2,561
JPMorgan Chase Bank	Swiss Market Index	Negative Price Return	Positive Price Return	09/16/16	CHF	9,748	299
Bank of America	Canadian 10-Year Bond	Negative Price Return	Positive Price Return	09/30/16	CAD	1,824	58
Bank of America	Long Gilt 10-Year Bond	Negative Price Return	Positive Price Return	09/30/16	GBP	1,718	(68)
Bank of America	U.S. Treasury 10-Year Note	Negative Price Return	Positive Price Return	09/30/16		451,748	10,343
Citigroup	Brent Crude Penultimate	Negative Price Return	Positive Price Return	10/28/16		9,229	(388)
Citigroup	Cocoa***	Negative Price Return	Positive Price Return	09/30/16		30	(1)
Citigroup	Corn***	Negative Price Return	Positive Price Return	09/16/16		5,720	(199)
Deutsche Bank	Corn***	Negative Price Return	Positive Price Return	09/16/16		3,838	(146)
BoA Merrill Lynch	Corn***	Negative Price Return	Positive Price Return	09/16/16		1,298	(73)
Citigroup	Cotton No.2***	Negative Price Return	Positive Price Return	12/21/16		1,412	56
Deutsche Bank	Cotton No.2***	Negative Price Return	Positive Price Return	12/21/16		1,251	54
BoA Merrill Lynch	Gas Oil***	Negative Price Return	Positive Price Return	09/30/16		2,702	(80)
Deutsche Bank	Heating Oil***	Negative Price Return	Positive Price Return	07/28/16		2,058	352
Deutsche Bank	Heating Oil***	Negative Price Return	Positive Price Return	07/28/16		(2,058)	(207)
Deutsche Bank	Heating Oil***	Negative Price Return	Positive Price Return	09/30/16		2,090	(64)
BoA Merril Lynch	Lean Hogs***	Negative Price Return	Positive Price Return	08/12/16		2,765	(33)
Deutsche Bank	Lean Hogs***	Negative Price Return	Positive Price Return	10/14/16		602	1
BoA Merril Lynch	Lean Hogs***	Negative Price Return	Positve Price Return	10/14/16		602	1
Deutsche Bank	Live Cattle***	Negative Price Return	Positve Price Return	09/16/16		413	4
BoA Merril Lynch	Live Cattle***	Negative Price Return	Positve Price Return	09/16/16		3,215	1
Deutsche Bank	Live Cattle***	Negative Price Return	Positve Price Return	10/31/16		92	–
BoA Merril Lynch	Live Cattle***	Negative Price Return	Positve Price Return	10/31/16		780	–
Citibank	Natural Gas***	Negative Price Return	Positve Price Return	09/30/16		1,488	159
Citibank	Soybean***	Negative Price Return	Positve Price Return	11/16/16		5,709	668
BoA Merrill Lynch	Soybean***	Negative Price Return	Positve Price Return	11/16/16		6,458	645
Citigroup	Soybean Meal***	Negative Price Return	Positve Price Return	12/16/16		922	147
BoA Merrill Lynch	Soybean Meal***	Negative Price Return	Positve Price Return	12/16/16		281	45
Citigroup	Soybean Oil***	Negative Price Return	Positve Price Return	12/15/16		1,174	(27)
BoA Merrill Lynch	Soybean Oil***	Negative Price Return	Positve Price Return	12/15/16		2,886	(79)
Deutsche Bank	Unleaded Gas RBOB***	Negative Price Return	Positve Price Return	09/30/16		2,279	(139)
Citigroup	Wheat***	Negative Price Return	Positve Price Return	09/30/16		254	(28)
Citibank	Wheat***	Negative Price Return	Positve Price Return	09/16/16		312	(19)
BoA Merrill Lynch	Wheat***	Negative Price Return	Positve Price Return	09/16/16		134	(8)
Citibank	WTI Crude***	Negative Price Return	Positve Price Return	09/30/16		8,626	(364)
							$16,858

A list of open centrally cleared swap agreements held by the Fund at June 30, 2016, are as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	2.00%	3-Month USD - LIBOR	09/21/2021	$30,000	$624
JPMorgan Chase Bank	2.00%	3-Month USD - LIBOR	09/21/2021	153,278	1,602
JPMorgan Chase Bank	1.50%	3-Month USD - LIBOR	09/21/2018	41,000	282
JPMorgan Chase Bank	1.50%	3-Month USD - LIBOR	09/21/2018	59,000	959
JPMorgan Chase Bank	1.50%	3-Month USD - LIBOR	09/21/2018	22,000	170
JPMorgan Chase Bank	1.50%	3-Month USD - LIBOR	09/21/2018	353,426	1,543
					$5,180

For the period ended June 30, 2016, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Accumulation Fund (Concluded)

Percentages are based on a Net Assets of $2,253,470 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2016.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date unavailable.
(A)	The rate reported is the effective yield at time of purchase.
(B)	Security, or a portion thereof, is held by the Accumulation Commodity Strategy Subsidiary, Ltd. as of June 30, 2016.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2016, the value of these securities amounted to $4,164 ($ Thousands), representing 0.2% of the net assets of the Fund.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNH — Chinese Yuen (Offshore)

CVR — Contingent Value Rights

DJ — Dow Jones

EUR — Euro

FTSE — Financial Times and Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

INR — Indian Rupee

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KOSPI — Korea Composite Stock Price Index

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

OTC — Over the Counter

PLC — Public Limited Company

PLN — Polish Zloty

RBOB — Reformulated Blendstock for Oxygenate Blending

S&P — Standard & Poor’s

SGX — Singapore Exchange

SPI — Share Price Index

TRY — New Turkish Lira

ULC — Unlimited Liability Company

USD — United States Dollar

ZAR — South African Rand

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $1,634,274 ($ Thousands), and the unrealized appreciation and depreciation were $50,801 ($ Thousands) and ($19,771) ($ Thousands) respectively.

The following is a list of the level of inputs used as of June 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$–	$491,275	$–	$491,275
Sovereign Debt	6,814	292,530	–	299,344
Foreign Common Stock	95,731	–	–	95,731
Common Stock	88,710	–	–	88,710
Corporate Obligations	–	36,006	–	36,006
Exchange Traded Fund	26,029	–	–	26,029
Preferred Stock	241	–	–	241
Rights	13	3	–	16
Cash Equivalent	627,952	–	–	627,952

Total Investments in Securities	$845,490	$819,814	$–	$1,665,304

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts *
Unrealized Appreciation	$56,394	$—	$—	$56,394
Unrealized Depreciation	(6,247)	—	—	(6,247)
Forwards Contracts *
Unrealized Appreciation	—	16,584	—	16,584
Unrealized Depreciation	—	(1,920)	—	(1,920)
OTC Swaps
Total Return Swaps *
Unrealized Appreciation	—	18,881	—	18,881
Unrealized Depreciation	—	(2,023)	—	(2,023)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	5,180	—	5,180

Total Other Financial Instruments	$50,147	$36,702	$—	$86,849

*Futures contracts, forward contracts and swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there have been transfers out of Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 6/30/2016	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$765,254	$698	$(138,000)	$627,952	$1,154
Totals	$765,254	$698	$(138,000)	$627,952	$1,154

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 27.1%

Credit Cards — 0.0%

Citi Holdings Liquidating Unrated Performing Assets, Ser 2012-BIZ, Cl A
0.128%, 12/15/2049 (A)	$130	$102

Mortgage Related Securities — 0.1%

GSAA Home Equity Trust, Ser 2006-14, Cl A3A
0.696%, 09/25/2036 (B)	563	311

Other Asset-Backed Securities — 27.0%
ACIS CLO, Ser 2013-1A, Cl ACOM
1.860%, 04/18/2024 (A)(B)	1,000	953
ACAS CLO, Ser 2013-1A, Cl C
3.384%, 04/20/2025 (A)(B)	1,000	952
ACIS CLO, Ser 2013-1A, Cl D
5.120%, 04/18/2024 (A)(B)	800	701
ACIS CLO, Ser 2013-2A, Cl A
1.130%, 10/14/2022 (A)(B)	514	510
ACIS CLO, Ser 2013-2A, Cl D
4.474%, 10/14/2022 (A)(B)	1,100	1,051
ACIS CLO, Ser 2014-4A, Cl A
2.057%, 05/01/2026 (A)(B)	500	493
ACAS CLO, Ser 2015-1A, Cl F
7.283%, 04/18/2027 (A)(B)	1,000	637
AIM Aviation Finance, Ser 2015-1A, Cl B1
5.072%, 02/15/2040 (A)	905	858
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.992%, 03/15/2019 (A)(B)	1,341	410
ALM VI, Ser 2012-6A, Cl SUB
0.000%, 07/15/2026 (A)	500	342
ALM VII, Ser 2013-7RA, Cl C
4.088%, 04/24/2024 (A)(B)	1,250	1,201
ALM XIV, Ser 2014-14A, Cl B
3.571%, 07/28/2026 (A)(B)	1,000	982
ALM XIV, Ser 2014-14A, Cl C
4.071%, 07/28/2026 (A)(B)	1,250	1,150
AMMC CLO XI, Ser 2012-11A, Cl SUB
0.000%, 10/30/2023 (A)	2,100	861
AMMC CLO XIV, Ser 2014-14A, Cl A3L
3.419%, 07/27/2026 (A)(B)	1,000	954
Anchorage Capital CLO, Ser 2014-4A, Cl A1A
2.084%, 07/28/2026 (A)(B)	300	298
Anchorage Capital CLO 6, Ser 2015-6A, Cl A1
2.168%, 04/15/2027 (A)(B)	750	744
Apollo Aviation Securitization Equity Trust, Ser 2014-1, Cl A
5.125%, 12/15/2029 (B)	4,971	4,800

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Apollo Aviation Securitization Equity Trust, Ser 2014-1, Cl B
7.375%, 12/15/2029 (B)	$4,745	$4,710
Ares XXV CLO, Ser 2012-3A, Cl SUB
0.000%, 01/17/2024 (A)	750	299
ARES XXVI CLO, Ser 2013-1A, Cl C
3.378%, 04/15/2025 (A)(B)	750	693
ARES XXVI CLO, Ser 2013-1A, Cl SUB
0.000%, 04/15/2025 (A)	2,400	1,180
ARES XXVI CLO, Ser 2013-1X, Cl SUB
0.000%, 04/15/2025	500	246
Atlas Senior Loan Fund II, Ser 2012-2A, Cl SUB
0.000%, 01/30/2024 (A)	950	448
Atlas Senior Loan Fund, Ser 2013-2A, Cl A3L
3.326%, 02/17/2026	1,350	1,298
Avery Point III CLO, Ser 2013-3X, Cl COM
0.697%, 01/18/2025	3,000	2,334
Babson CLO, Ser 2012-2A, Cl SUB
0.000%, 05/15/2023 (A)	3,000	1,561
Babson CLO, Ser 2014-3A, Cl F
6.628%, 01/15/2026 (A)(B)	2,000	1,198
Babson CLO, Ser 2014-IA, Cl SUB
0.793%, 07/20/2025 (A)	2,400	1,197
Bank of America Student Loan Trust, Ser 2010-1A, Cl A
1.438%, 02/25/2043 (A)(B)	346	339
Bayview Opportunity Master Fund IIIa Trust 2014-16RPL, Ser 2014-16RP, Cl A
3.844%, 11/28/2029 (A)	1,130	1,127
Black Diamond CLO 2006-1 Luxembourg, Ser 2007-1A, Cl AD
0.888%, 04/29/2019 (A)(B)	3,460	3,384
BlackRock Senior Income, Ser 2004-1A
0.000%, 09/15/2016 (A)	950	–
Brad, Ser 2014-1, Cl B
5.438%, 03/12/2026	907	941
Brentwood CLO, Ser 2006-1A, Cl A1A
0.907%, 02/01/2022 (A)(B)	350	346
Burr Ridge CLO Plus, Ser 2006-1A, Cl A1T
0.900%, 03/27/2023 (A)(B)	945	934
Carlyle Global Market Strategies CLO, Ser 2012-3A, Cl SUB
0.000%, 10/14/2024 (A)	750	453
Carlyle Global Market Strategies CLO, Ser 2014-2A, Cl DR
4.534%, 07/20/2023 (A)(B)	1,000	955
Catamaran CLO 2012-1, Ser 2012-1A, Cl F
6.897%, 12/20/2023 (A)(B)	1,500	929
Cedar Funding V CLO, Ser 2016-5A, Cl A1
2.243%, 07/17/2028 (A)(B)	2,000	1,984
Cent CLO 21, Ser 2014-21A, Cl A1B
2.024%, 07/27/2026 (A)(B)	500	492

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Cerberus Onshore II CLO, Ser 2014-1A, Cl C
4.128%, 10/15/2023 (A)(B)	$250	$249
3.978%, 10/15/2023 (A)(B)	750	739
Cerberus Onshore II CLO, Ser 2014-1A, Cl D
4.778%, 10/15/2023 (A)(B)	750	733
4.628%, 10/15/2023 (A)(B)	250	246
CIFC Funding 2014-III, Ser 2014-3A, Cl E
5.385%, 07/22/2026 (A)(B)	500	379
CIFC Funding, Ser 2014-1A, Cl C
3.433%, 04/18/2025 (A)(B)	750	730
CIFC Funding, Ser 2014-1A, Cl A3R
3.688%, 08/14/2024 (A)(B)	1,000	987
CIFC Funding, Ser 2014-3X
0.000%, 07/22/2026	2,000	1,104
CIT Education Loan Trust 2005-1, Ser 2005-1, Cl A3
0.773%, 03/15/2026 (B)	1,018	1,007
Citigroup Mortgage Loan Trust, Ser 2005-OPT4, Cl M5
1.073%, 07/25/2035 (B)	500	418
COA Summit CLO, Ser 2014-1A, Cl C
4.474%, 04/20/2023 (A)(B)	500	471
Copper River CLO, Ser 2007-1A, Cl INC
0.000%, 01/20/2021 (A)(B)	3,000	551
Covenant Credit Partners CLO I, Ser 2014-1A, Cl C
3.554%, 07/20/2026 (A)(B)	500	479
DIVCORE CLO, Ser 2013-1A, Cl B
4.342%, 11/15/2032	750	727
Dryden 37 Senior Loan Fund, Ser 2015-37A, Cl SUB
0.000%, 04/15/2027 (A)	1,100	737
Dryden 37 Senior Loan Fund, Ser 2015-37A, Cl Q
0.000%, 04/15/2027 (A)	1,000	898
Dryden 41 Senior Loan Fund, Ser 2015-41A, Cl SUB
0.000%, 01/15/2028 (A)	1,600	1,184
Dryden XXIII Senior Loan Fund, Ser 2014-23A, Cl BR
3.572%, 07/17/2023 (A)(B)	1,750	1,706
Duane Street CLO IV, Ser 2007-4A, Cl A1R
0.886%, 11/14/2021 (A)(B)	1,255	1,236
ECAF I, Ser 2015-1A, Cl B1
5.802%, 06/15/2040 (A)	4,476	4,235
Educational Funding of the South, Ser 2011-1, Cl A2
1.288%, 04/25/2035 (B)	600	588
Emerald Aviation Finance, Ser 2013-1, Cl B
6.350%, 10/15/2038 (A)	1,172	1,149
Fifth Street SLF II, Ser 2015-2A, Cl A2
3.139%, 09/29/2027 (A)(B)	1,000	970

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Finn Square CLO, Ser 2012-1A, Cl SUB
0.000%, 12/24/2023 (A)	$1,000	$424
Fortress Credit Funding V, Ser 2015-5A, Cl BR
4.268%, 08/15/2022 (A)(B)	2,000	1,919
Fortress Credit Investments IV, Ser 2015-4A, Cl D
4.133%, 07/17/2023 (A)(B)	1,000	928
Fortress Credit Opportunities III CLO, Ser 2014-3A, Cl C
3.867%, 04/28/2026 (A)(B)	2,500	2,270
Fortress Credit Opportunities V CLO, Ser 2014-5A, Cl D
5.129%, 10/15/2026 (A)(B)	1,000	887
Fortress Credit Opportunities V CLO, Ser 2014-5A, Cl C
4.179%, 10/15/2026 (A)(B)	2,250	2,119
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl D
5.658%, 10/10/2026 (A)(B)	1,000	929
Galaxy XIX CLO, Ser 2015-19A, Cl COMB
0.000%, 01/24/2027 (A)	1,000	868
Gale Force 3 Clo, Ser 2007-3A, Cl B1
1.023%, 04/19/2021 (A)(B)	1,550	1,493
Gallatin CLO VII, Ser 2014-1A, Cl D
4.382%, 07/15/2023 (A)(B)	500	465
Garrison Funding CLO, Ser 2013-2A, Cl B
5.268%, 09/25/2023 (A)(B)	250	241
GCAT, Ser 2014-2, Cl A1
3.721%, 10/25/2019 (A)	4,392	4,367
GCAT, Ser 2015-1, Cl A1
3.625%, 05/26/2020 (A)	1,186	1,182
Golub Capital Partners CLO, Ser 2014-18A, Cl C
4.119%, 04/25/2026 (A)(B)	600	554
Golub Capital Partners CLO, Ser 2014-18A, Cl D
4.619%, 04/25/2026 (A)(B)	300	257
Golub Capital Partners CLO, Ser 2014-21A, Cl C
3.919%, 10/25/2026 (A)(B)	1,200	1,118
Golub Capital Partners CLO, Ser 2015-24A, Cl C
4.371%, 02/05/2027 (A)(B)	2,000	1,943
Golub Capital Partners CLO, Ser 2015-25A, Cl C
4.283%, 08/05/2027 (A)(B)	1,000	887
Gramercy Park CLO, Ser 2012-1A, Cl SUB
2.092%, 07/17/2023 (A)	1,100	582
Gramercy Park CLO, Ser 2014-1A, Cl CR
4.670%, 07/17/2023 (A)(B)	600	580
Gramercy Real Estate, Ser 2007-1A, Cl A1
0.898%, 08/15/2056 (A)(B)	3,210	2,965
Grayson CLO, Ser 2006-1A, Cl A2
1.026%, 11/01/2021 (A)(B)	700	646
Great Lakes CLO, Ser 2012-1A, Cl SUB
0.000%, 01/15/2023 (A)	1,000	680

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Great Lakes CLO, Ser 2014-1A, Cl C
4.322%, 04/15/2025 (A)(B)	$2,500	$2,412
Great Lakes CLO, Ser 2014-1A, Cl D
4.822%, 04/15/2025 (A)(B)	500	432
Greywolf CLO III, Ser 2014-1A, Cl B
3.471%, 04/22/2026 (A)(B)	750	732
Halcyon Loan Advisors Funding, Ser 2013-1A, Cl A1
1.778%, 04/15/2025 (A)(B)	500	491
Halcyon Loan Advisors Funding, Ser 2014-1A, Cl A1
2.163%, 04/18/2026 (A)(B)	650	645
Halcyon Loan Advisors Funding, Ser 2012-1A, Cl B
3.626%, 08/15/2023 (A)(B)	500	453
Halcyon Loan Advisors Funding, Ser 2012-2A, Cl C
3.497%, 12/20/2024 (A)(B)	500	446
Halcyon Loan Investors CLO II, Ser 2007-2A, Cl C
2.038%, 04/24/2021 (A)(B)	500	472
Helios Series I Multi Asset, Ser 2001-1A, Cl B
1.794%, 12/13/2036 (A)(B)	35	35
JP Morgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A5
0.713%, 05/25/2037 (B)	1,400	1,120
Kingsland IV, Ser 2007-4A, Cl D
2.070%, 04/16/2021 (A)(B)	500	444
KKR CLO 12, Ser 2015-12, Cl C
3.628%, 07/15/2027 (A)(B)	1,000	958
KVK CLO, Ser 2013-1A, Cl SUB
0.000%, 04/14/2025 (A)	3,500	1,255
KVK CLO, Ser 2014-1A, Cl C
3.518%, 05/15/2026 (A)(B)	1,000	895
KVK CLO, Ser 2014-2A, Cl C
3.622%, 07/15/2026 (A)(B)	1,000	963
LCM X, Ser 2014-10A, Cl DR
4.372%, 04/15/2022 (A)(B)	1,000	975
Lehman XS Trust, Ser 2007-2N, Cl 2A
0.633%, 02/25/2037 (B)	93	63
Lime Street CLO, Ser 2007-1A, Cl D
3.123%, 06/20/2021 (A)(B)	750	684
Long Beach Mortgage Loan Trust 2006-5, Ser 2006-5, Cl 2A3
0.603%, 06/25/2036 (B)	3,038	1,337
Marathon CLO II, Ser 2005-2A, Cl INC
0.000%, 12/20/2019 (A)(B)	750	–
Marathon CLO VI, Ser 2014-6A, Cl B
3.477%, 05/13/2025 (A)(B)	1,000	882
MCF CLO III, Ser 2014-3A, Cl D
3.417%, 01/20/2024 (A)(B)	250	211

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
MCF CLO IV, Ser 2014-1A, Cl E
6.221%, 10/15/2025 (A)(B)	$500	$406
Mountain Hawk II CLO, Ser 2013-2A, Cl D
3.774%, 07/22/2024 (A)(B)	1,000	758
Mountain Hawk II CLO, Ser 2013-2A, Cl C
3.224%, 07/22/2024 (A)(B)	1,000	843
MT Wilson CLO II, Ser 2007-2A, Cl D
3.379%, 07/11/2020 (A)(B)	3,000	2,737
Nationstar HECM Loan Trust, Ser 2015-1A, Cl A
3.844%, 05/25/2018 (A)	1	–
Navient Student Loan Trust, Ser 2016-2, Cl A2
1.503%, 06/25/2065 (A)(B)	750	755
Neuberger Berman CLO, Ser 2012-12A, Cl SUB
0.000%, 07/25/2023 (A)	3,200	1,447
NewMark Capital Funding 2014-2 CLO, Ser 2014-2A, Cl E
5.431%, 06/30/2026 (A)(B)	3,000	2,017
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl C1
3.938%, 07/25/2025 (A)(B)	1,000	942
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl D
4.888%, 07/25/2025 (A)(B)	750	642
Newstar Commercial Loan Funding, Ser 2013-1A, Cl E
5.923%, 09/20/2023 (A)(B)	250	226
Newstar Commercial Loan Funding, Ser 2013-1A, Cl D
5.173%, 09/20/2023 (A)(B)	600	536
Newstar Commercial Loan Funding, Ser 2014-1A, Cl D
5.374%, 04/20/2025 (A)(B)	750	650
Newstar Commercial Loan Funding, Ser 2014-1A, Cl C
4.224%, 04/20/2025 (A)(B)	1,500	1,397
Newstar Commercial Loan Funding, Ser 2015-1A, Cl C
4.474%, 01/20/2027 (A)(B)	1,000	963
Newstar Commercial Loan Trust, Ser 2007-1A, Cl C
1.974%, 09/30/2022 (A)(B)	500	485
Newstar Trust, Ser 2012-2A, Cl D
6.874%, 01/20/2023 (A)(B)	500	470
Northwoods Capital XIV, Ser 2014-14A, Cl C
3.968%, 11/12/2025 (A)(B)	1,500	1,470
NRPL Trust, Ser 2014-2A, Cl A1
3.750%, 10/25/2057 (A)(B)	902	893
NRPL Trust, Ser 2015-1A, Cl A1
3.875%, 11/01/2054 (A)	2,457	2,451
N-Star REL CDO VIII, Ser 2006-8A, Cl A2
0.817%, 02/01/2041 (A)(B)	1,000	947

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
N-Star VIII, Ser 2006-8A, Cl A1
0.777%, 02/01/2041	$2	$2
Oak Hill Advisors Residential Loan Trust, Ser 2015-NPL2, Cl A1
3.721%, 07/25/2055 (A)	2,003	1,993
Oaktree EIF II, Ser 2014-A2, Cl C
3.817%, 11/15/2025 (A)(B)	1,000	978
OCP CLO, Ser 2014-6A, Cl B
3.720%, 07/17/2026 (A)(B)	1,000	967
Octagon Investment Partners XV, Ser 2013-1A, Cl C
3.470%, 01/19/2025 (A)(B)	500	467
Octagon Investment Partners XX, Ser 2014-1A, Cl E
5.878%, 08/12/2026 (A)(B)	2,750	2,095
Octagon Loan Funding, Ser 2014-1A, Cl SUB
0.000%, 11/18/2026 (A)	1,000	537
OFSI Fund VI, Ser 2014-6A, Cl A1
1.658%, 03/20/2025 (A)(B)	650	637
OFSI Fund VII, Ser 2014-7A, Cl A
1.973%, 10/18/2026 (A)(B)	601	585
OHA Credit Partners IX, Ser 2013-9A, Cl ACOM
0.474%, 10/20/2025 (A)	2,000	1,734
OHA Credit Partners VII, Ser 2012-7A, Cl D
4.636%, 11/20/2023 (A)(B)	1,000	969
OZLM Funding V, Ser 2013-5A, Cl B
3.633%, 01/17/2026 (A)(B)	750	743
Palmer Square CLO, Ser 2014-1A, Cl C
4.483%, 10/17/2022 (A)(B)	2,000	1,878
Palmer Square CLO, Ser 2014-1A, Cl B
3.170%, 10/17/2022 (A)(B)	1,000	965
Panhandle-Plains Higher Education Authority, Ser 2011-1, Cl A2
1.575%, 07/01/2024 (B)	1,346	1,339
Primus CLO II, Ser 2007-2A, Cl C
1.578%, 07/15/2021 (A)(B)	1,500	1,394
Putnam Structured Product Funding, Ser 2003-1A, Cl A2
1.442%, 10/15/2038 (A)(B)	2,000	1,689
Putnam Structured Product Funding, Ser 2002-1A, Cl A2
1.125%, 01/10/2038 (A)(B)	876	846
Race Point CLO, Ser 2014-5A, Cl DR
4.384%, 12/15/2022 (A)(B)	1,600	1,586
RAIT CRE CDO I, Ser 2006-1X, Cl A1B
0.778%, 11/20/2046 (B)	1,360	1,278
Scholar Funding Trust, Ser 2011-A, Cl A
1.534%, 10/28/2043 (A)(B)	1,739	1,655
Scholar Funding Trust, Ser 2012-B, Cl A2
1.549%, 03/28/2046 (A)(B)	1,650	1,590
Shackleton CLO, Ser 2012-2A, Cl D
4.684%, 10/20/2023 (A)(B)	1,000	939

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Sound Point CLO VI, Ser 2014-2A, Cl A1
1.994%, 10/20/2026 (A)(B)	$400	$397
Sound Point CLO XI, Ser 2016-1A, Cl A
2.175%, 07/20/2028 (A)(B)	2,800	2,783
Sound Point CLO XI, Ser 2016-1A, Cl B1
3.035%, 07/20/2028 (A)(B)	800	795
Steele Creek CLO, Ser 2014-1A, Cl C
3.818%, 08/21/2026 (A)(B)	500	484
Symphony CLO XI, Ser 2013-11A, Cl D
4.633%, 01/17/2025 (A)(B)	1,000	971
Telos CLO, Ser 2013-3A, Cl D
4.870%, 01/17/2024 (A)(B)	1,050	971
Telos CLO, Ser 2014-6A, Cl C
3.633%, 01/17/2027 (A)(B)	3,000	2,867
TICP CLO I, Ser 2015-1A, Cl E
6.134%, 07/20/2027 (A)(B)	1,500	1,163
TICP CLO II, Ser 2014-2A, Cl B
3.624%, 07/20/2026 (A)(B)	600	580
Treman Park CLO, Ser 2015-1A, Cl COM
0.457%, 04/20/2027 (A)	3,000	2,601
Triaxx Prime, Ser 2006-2A, Cl A1A
0.729%, 10/02/2039 (A)(B)	5,869	5,522
Turbine Engines Securitization, Ser 2013-1A, Cl A
5.125%, 12/13/2048 (A)	952	937
Turbine Engines Securitization, Ser 2013-1A, Cl B
6.375%, 12/13/2048 (A)	610	603
Venture XIV CLO, Ser 2013-14A, Cl C
3.386%, 08/28/2025 (A)(B)	500	483
Venture XV CLO, Ser 2013-15A, Cl C
3.722%, 07/15/2025 (A)(B)	250	244
Vibrant CLO II, Ser 2013-2A, Cl B
3.388%, 07/24/2024 (A)(B)	1,000	971
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
0.593%, 07/25/2037 (A)(B)	755	624
West CLO, Ser 2013-1A, Cl SUB
0.000%, 11/07/2025 (A)	1,350	395
West CLO, Ser 2013-1A, Cl B
3.520%, 11/07/2025 (A)(B)	1,000	871
WhiteHorse VIII, Ser 2014-1A, Cl C
3.387%, 05/01/2026 (A)(B)	1,000	949
Willis Engine Securitization Trust II, Ser 2012-A, Cl A
5.500%, 09/15/2037 (A)	1,485	1,449
Zais CLO 4, Ser 2016-1A, Cl A
2.180%, 05/10/2025 (A)(B)	750	745

		185,983

Total Asset-Backed Securities (Cost $204,963) ($ Thousands)		186,396

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 21.3%

Consumer Discretionary — 4.0%
21st Century Fox America
4.950%, 10/15/2045		$250	$285
Ahern Rentals
7.375%, 05/15/2023 (A)		550	380
Altice Financing
7.500%, 05/15/2026 (A)		1,075	1,053
6.625%, 02/15/2023 (A)		500	491
5.250%, 02/15/2023	EUR	300	336
Altice US Finance I
5.500%, 05/15/2026 (A)		$200	200
AMC Networks
5.000%, 04/01/2024		400	396
Burger King Worldwide
6.000%, 04/01/2022 (A)		625	648
Cablevision
6.500%, 06/15/2021 (A)		150	153
CCO Holdings
5.750%, 02/15/2026 (A)		1,000	1,030
Charter Communications Operating
6.484%, 10/23/2045 (A)		50	60
4.908%, 07/23/2025 (A)		250	273
3.579%, 07/23/2020 (A)		450	470
Clear Channel Worldwide Holdings
6.500%, 11/15/2022		550	529
Comcast
3.375%, 08/15/2025		300	324
DISH DBS
7.750%, 07/01/2026 (A)		600	618
5.875%, 07/15/2022		300	292
5.875%, 11/15/2024		2,150	1,999
Ford Motor Credit
5.875%, 08/02/2021		350	401
General Motors
3.500%, 10/02/2018		250	257
KFC Holding
5.250%, 06/01/2026 (A)		150	154
5.000%, 06/01/2024 (A)		100	102
MDC Partners
6.500%, 05/01/2024 (A)		550	546
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024 (A)		1,025	1,084
MGM Resorts International
6.750%, 10/01/2020		600	656
Midas Intermediate Holdco II
7.875%, 10/01/2022 (A)		750	716
Midcontinent Communications & Midcontinent
Finance
6.875%, 08/15/2023 (A)		1,200	1,230
Numericable-SFR
6.250%, 05/15/2024 (A)		700	669
6.000%, 05/15/2022 (A)		2,300	2,237

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Numericable-SFR SAS
7.375%, 05/01/2026 (A)		$1,125	$1,112
Schaeffler Finance
4.750%, 05/15/2023 (A)		275	279
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (A)		300	301
Sirius XM Radio
5.375%, 04/15/2025 (A)		400	398
4.625%, 05/15/2023 (A)		250	243
Unitymedia GmbH
6.125%, 01/15/2025 (A)		1,050	1,076
Univision Communications
5.125%, 02/15/2025 (A)		800	791
UPC Holding BV
6.750%, 03/15/2023	EUR	350	417
UPCB Finance IV
5.375%, 01/15/2025 (A)		$200	198
4.000%, 01/15/2027	EUR	350	376
Virgin Media Secured Finance
5.500%, 01/15/2025 (A)		$1,050	1,030
4.875%, 01/15/2027	GBP	100	125
WMG Acquisition
6.750%, 04/15/2022 (A)		$1,600	1,612
5.625%, 04/15/2022 (A)		250	256
Wynn Las Vegas
5.500%, 03/01/2025 (A)		1,600	1,548

			27,351

Consumer Staples — 2.1%
Anheuser-Busch InBev Finance
4.900%, 02/01/2046		725	850
BAT International Finance
3.950%, 06/15/2025 (A)		425	473
2.750%, 06/15/2020 (A)		350	363
Bumble Bee Holdings
9.000%, 12/15/2017 (A)		3,216	3,256
CVS Health
5.125%, 07/20/2045		150	186
3.875%, 07/20/2025		332	365
KeHE Distributors
7.625%, 08/15/2021 (A)		550	544
Kraft Heinz Foods
3.500%, 07/15/2022 (A)		350	372
Lindley
4.625%, 04/12/2023		190	194
Performance Food Group
5.500%, 06/01/2024 (A)		250	254
Reynolds American
5.850%, 08/15/2045		250	319
4.450%, 06/12/2025		425	476
SABMiller Holdings
4.950%, 01/15/2042 (A)		300	346

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sigma Alimentos
4.125%, 05/02/2026 (A)	$430	$435
Sun Products
7.750%, 03/15/2021 (A)	1,125	1,166
Sysco
4.850%, 10/01/2045	150	168
3.750%, 10/01/2025	350	374
US Foods
5.875%, 06/15/2024 (A)	1,700	1,743
Vector Group
7.750%, 02/15/2021	2,550	2,655

		14,539

Energy — 3.8%
Anadarko Petroleum
6.450%, 09/15/2036	775	893
3.450%, 07/15/2024	150	147
Antero Resources
6.000%, 12/01/2020	325	329
5.625%, 06/01/2023	100	97
5.125%, 12/01/2022	650	624
Apache
4.750%, 04/15/2043	150	154
4.250%, 01/15/2044	150	145
Approach Resources
7.000%, 06/15/2021	1,000	590
Atlas Energy Holdings Operating
9.250%, 08/15/2021	1,250	162
7.750%, 01/15/2021	789	103
BreitBurn Energy Partners
9.250%, 05/18/2020 (C)	813	333
Comstock Resources
10.000%, 03/15/2020 (A)	1,475	1,187
ConocoPhillips
4.950%, 03/15/2026	500	567
3.350%, 11/15/2024	350	361
CONSOL Energy
8.000%, 04/01/2023	1,000	885
Crestwood Midstream Partners
6.125%, 03/01/2022	450	416
Devon Energy
5.850%, 12/15/2025	800	882
3.250%, 05/15/2022	200	194
Dynagas LNG Partners
6.250%, 10/30/2019	1,800	1,566
Enterprise Products Operating
3.750%, 02/15/2025	500	522
3.700%, 02/15/2026	300	312
Gazprom Neft OAO Via GPN Capital
6.000%, 11/27/2023	920	983
Gibson Energy
6.750%, 07/15/2021 (A)	634	631

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GNL Quintero
4.634%, 07/31/2029		$600	$612
Hess
7.300%, 08/15/2031		350	402
Kinder Morgan
5.050%, 02/15/2046		175	166
Laredo Petroleum
7.375%, 05/01/2022		575	576
6.250%, 03/15/2023		300	285
Oasis Petroleum
6.875%, 03/15/2022		475	439
6.875%, 01/15/2023		400	364
Petrobras Global Finance BV
5.750%, 01/20/2020		50	48
Petroleos de Venezuela
9.750%, 05/17/2035		460	184
9.000%, 11/17/2021		30	13
6.000%, 05/16/2024		1,950	690
6.000%, 11/15/2026		1,410	492
5.500%, 04/12/2037		30	10
5.375%, 04/12/2027		560	195
Petroleos Mexicanos MTN
6.875%, 08/04/2026 (A)		1,110	1,241
5.125%, 03/15/2023	EUR	580	684
Rice Energy
6.250%, 05/01/2022		$425	422
Sabine Pass Liquefaction
5.750%, 05/15/2024		400	397
SandRidge Energy
8.750%, 06/01/2020 (A)(C)		2,750	1,127
Schahin II Finance
5.875%, 09/25/2022 (A)(C)		1,737	226
Sunoco Logistics Partners Operations
5.950%, 12/01/2025		1,500	1,684
TOTAL MTN
2.625%, 12/29/2049 (B)	EUR	800	824
Unit
6.625%, 05/15/2021		$420	324
Weatherford International
6.500%, 08/01/2036		150	108
Western Gas Partners
4.000%, 07/01/2022		200	195
Whiting Petroleum
5.750%, 03/15/2021		200	180
5.000%, 03/15/2019		425	391
Williams Partners
4.300%, 03/04/2024		375	353
3.600%, 03/15/2022		800	758
WPX Energy
6.000%, 01/15/2022		400	372

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
YPF
8.875%, 12/19/2018		$130	$140

			25,985

Financials — 4.5%
Abe Investment Holdings
10.500%, 10/16/2020 (A)		275	234
ALM Loan Funding
0.000%, 06/20/2023 *(B)		0	268
American Express
6.800%, 09/01/2066 (B)		250	250
American Tower
3.300%, 02/15/2021		350	365
Banco do Brasil
9.000%, 06/29/2049 (B)		360	279
Banco Regional SAECA
8.125%, 01/24/2019		290	304
Bank of America
6.300%, 12/31/2049 (B)		700	744
6.250%, 09/29/2049 (B)		150	152
6.100%, 12/29/2049 (B)		1,600	1,624
5.125%, 12/31/2049 (B)		525	495
4.000%, 04/01/2024		650	694
BPCE MTN
4.875%, 04/01/2026 (A)		200	205
CIC Receivables Master Trust
4.890%, 10/07/2021		2,800	2,844
Citigroup
5.950%, 12/29/2049 (B)		1,820	1,773
5.950%, 12/31/2049 (B)		350	342
5.875%, 12/29/2049 (B)		2,595	2,472
CoBank ACB
6.250%, 12/29/2049 (B)		250	257
Communications Sales & Leasing
6.000%, 04/15/2023 (A)		825	839
Credit Suisse Group
6.250%, 12/29/2049 (A)(B)		200	188
DuPont Fabros Technology
5.875%, 09/15/2021		250	262
5.625%, 06/15/2023		200	206
Equinix
5.875%, 01/15/2026		1,000	1,042
Fifth Third Bancorp
4.900%, 12/29/2049 (B)		1,200	1,050
Greystar Real Estate Partners
8.250%, 12/01/2022 (A)		375	386
International Lease Finance
7.125%, 09/01/2018 (A)		500	549
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)		475	435
Iron Mountain Europe
6.125%, 09/15/2022	GBP	150	202

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Itau CorpBanca
3.875%, 09/22/2019		$250	$262
Jefferies Finance
7.375%, 04/01/2020 (A)		2,000	1,852
Jefferies LoanCore
6.875%, 06/01/2020 (A)		300	262
JPMorgan Chase
5.300%, 12/29/2049 (B)		800	797
5.000%, 12/29/2049 (B)		900	861
Kennedy-Wilson
5.875%, 04/01/2024		1,000	975
Lamar Media
5.750%, 02/01/2026 (A)		200	208
Lloyds Banking Group
6.375%, 06/27/2049 (B)	EUR	475	493
4.500%, 11/04/2024		$200	203
Morgan Stanley MTN
4.000%, 07/23/2025		750	803
3.700%, 10/23/2024		300	314
National Financial Partners
9.000%, 07/15/2021 (A)		400	386
Nationstar Mortgage
6.500%, 08/01/2018		225	218
Navient MTN
5.500%, 01/15/2019		600	601
Oxford Finance
7.250%, 01/15/2018 (A)		2,250	2,250
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024		400	390
Speedy Cash Intermediate Holdings
10.750%, 05/15/2018 (A)		275	158
Trust F
5.250%, 01/30/2026 (A)		200	203
UBS Group
7.000%, 12/29/2049 (B)		200	202
6.875%, 12/29/2049 (B)		400	378
Wells Fargo MTN
3.000%, 02/19/2025		400	410
WhiteHorse II
0.000%, 06/15/2017 *(A)(B)		11	–

			30,687

Health Care — 1.2%
Actavis Funding SCS
3.800%, 03/15/2025		925	964
CHS
6.875%, 02/01/2022		150	131
5.125%, 08/15/2018		101	103
Concordia International
7.000%, 04/15/2023 (A)		100	85
DaVita HealthCare Partners
5.125%, 07/15/2024		1,125	1,138

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 05/01/2025		$200	$198
Endo
6.000%, 07/15/2023 (A)		400	350
Endo Finance
6.000%, 02/01/2025 (A)		400	347
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (A)		200	206
HCA
6.500%, 02/15/2020		250	276
5.000%, 03/15/2024		1,250	1,294
Kinetic Concepts
7.875%, 02/15/2021 (A)		400	425
Merck KGaA
3.375%, 12/12/2074 (B)	EUR	400	455
2.625%, 12/12/2074 (B)		250	282
Opal Acquisition
8.875%, 12/15/2021 (A)		$1,235	948
Tenet Healthcare
4.153%, 06/15/2020 (B)		725	716
UnitedHealth Group
4.750%, 07/15/2045		200	241

			8,159

Industrials — 0.8%
Air Canada
6.750%, 10/01/2019 (A)		300	310
Air Canada 2013-1 Class C Pass Through Trust
6.625%, 05/15/2018 (A)		725	741
HD Supply
5.750%, 04/15/2024 (A)		290	302
5.250%, 12/15/2021 (A)		550	574
Icahn Enterprises
5.875%, 02/01/2022		1,000	943
LMI Aerospace
7.375%, 07/15/2019		250	252
Princess Juliana International Airport
Operating
5.500%, 12/20/2027 (A)		938	926
Standard Life
6.546%, 11/29/2049 (B)	GBP	100	136
StandardAero Aviation Holdings
10.000%, 07/15/2023 (A)		$900	898
United Rentals North America
4.625%, 07/15/2023		375	378

			5,460

Information Technology — 1.0%
Apple
4.650%, 02/23/2046		25	28
3.850%, 05/04/2043		400	402
Avaya
7.000%, 04/01/2019 (A)		1,250	894

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Diamond 1 Finance
7.125%, 06/15/2024 (A)		$85	$89
Fidelity National Information Services
5.000%, 10/15/2025		300	340
First Data
5.750%, 01/15/2024 (A)		1,000	993
5.000%, 01/15/2024 (A)		150	150
Infor US
6.500%, 05/15/2022		1,000	944
Micron Technology
7.500%, 09/15/2023 (A)		1,475	1,567
5.250%, 08/01/2023 (A)		1,000	853
NXP BV
3.750%, 06/01/2018 (A)		250	255
Qorvo
6.750%, 12/01/2023 (A)		250	260
VeriSign
5.250%, 04/01/2025		150	154
Western Digital
7.375%, 04/01/2023 (A)		250	266

			7,195

Materials — 1.6%
Advanced Disposal Services
8.250%, 10/01/2020		800	808
Ardagh Finance Holdings
8.625%, 06/15/2019 (A)		425	429
Ardagh Packaging Finance
7.250%, 05/15/2024 (A)		300	306
Berry Plastics
5.500%, 05/15/2022		500	512
BHP Billiton Finance USA
6.750%, 10/19/2075 (A)(B)		2,400	2,550
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,000	892
BWAY Holding
9.125%, 08/15/2021 (A)		200	192
Constellium
7.875%, 04/01/2021 (A)		200	206
Crown European Holdings
3.375%, 05/15/2025	EUR	200	222
Eldorado
6.125%, 12/15/2020 (A)		$800	800
Glencore Funding
4.000%, 04/16/2025 (A)		300	266
Mirabela Nickel
1.000%, 07/31/2044		3	–
Newcrest Finance Pty
4.450%, 11/15/2021 (A)		500	515
Reynolds Group Issuer
5.125%, 07/15/2023 (A)		1,000	1,013

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sociedad Quimica y Minera de Chile
4.375%, 01/28/2025	$	220	$213
WR Grace & Co.
5.125%, 10/01/2021 (A)		300	308
Yamana
4.950%, 07/15/2024		1,900	1,869

			11,101

Telecommunication Services — 1.5%
Digicel Group
6.750%, 03/01/2023 (A)		320	272
Intelsat Jackson Holdings
6.625%, 12/15/2022		662	447
5.500%, 08/01/2023		300	190
Intelsat Luxembourg
8.125%, 06/01/2023		125	31
Millicom International Cellular
4.750%, 05/22/2020		350	352
SoftBank Group
4.500%, 04/15/2020 (A)		945	976
Sprint
7.875%, 09/15/2023		295	241
7.625%, 02/15/2025		500	396
7.250%, 09/15/2021		1,080	921
7.125%, 06/15/2024		300	239
Sprint Communications
9.000%, 11/15/2018 (A)		1,050	1,118
7.000%, 03/01/2020 (A)		2,100	2,199
7.000%, 08/15/2020		500	445
Telecom Italia
5.303%, 05/30/2024 (A)		750	748
Telefonica Europe BV
5.875%, 03/31/2049 (B)	EUR	100	113
T-Mobile USA
6.500%, 01/15/2026	$	250	264
Verizon Communications
5.150%, 09/15/2023		525	611
4.862%, 08/21/2046		275	301
Wind Acquisition Finance
4.750%, 07/15/2020 (A)		450	441

			10,305

Utilities — 0.8%
AmeriGas Partners
6.500%, 05/20/2021		1,000	1,034
5.625%, 05/20/2024		450	453
Calpine
7.875%, 01/15/2023 (A)		200	211
ContourGlobal Power Holdings
7.125%, 06/01/2019 (A)		1,650	1,709
Dynegy
6.750%, 11/01/2019		650	651

Description		Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Electricite de France MTN
4.125%, 01/29/2049 (B)	EUR	400	$419
Enel
8.750%, 09/24/2073 (A)(B)	$	200	228
7.750%, 09/10/2075 (B)	GBP	200	284
Ferrellgas
6.750%, 06/15/2023 (A)	$	900	790
NRG Energy
8.250%, 09/01/2020		125	129

			5,908

Total Corporate Obligations
(Cost $148,087) ($ Thousands)			146,690

LOAN PARTICIPATIONS — 16.6%
AABS Bridge Term Loan
4.875%, 01/15/2038		813	806
Acosta, 1st Lien Term Loan
5.750%, 09/26/2019		44	41
Acosta, Revolving Credit 1st Lien Term Loan
3.250%, 09/26/2019 (D)		238	(17)
0.500%, 09/26/2019 (D)		1,717	(122)
Acrisure, 1st Lien Term Loan
6.500%, 05/19/2022		1,246	1,235
Active Network, 1st Lien Term Loan
5.500%, 11/13/2020		465	460
Advance Pierre Foods, Term Loan
5.750%, 07/10/2017		1	1
Advanced Computer, 2nd Lien Term Loan
10.500%, 01/31/2023		750	690
Advanced Disposal Services
3.750%, 10/09/2019 (B)		275	270
AdvancePierre Foods, Inc., Effective Date Loan, 1st Lien
0.000%, 06/02/2023 (E)		682	679
Advantage Sales & Marketing Revolver Loan
3.871%, 07/25/2019		150	126
3.250%, 07/25/2019		102	8
0.500%, 07/25/2019		198	18
Affordable Care Holdings, 1st Lien Term Loan
5.750%, 10/22/2022		1,000	993
Aircell/GoGo, 1st Lien Term Loan B2
7.500%, 03/21/2018		245	251
Alexander Mann, 1st Lien Term Loan B
5.750%, 12/20/2019		315	310
AlliedBarton, Cov-Lite, 1st Lien Term Loan
4.250%, 02/12/2021		2	2
Altice France S.A., USD TLB-7 Loan, 1st Lien
5.000%, 01/15/2024		75	74

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
American Renal Holdings Inc., Term B Loan, 1st Lien
4.750%, 08/20/2019	$224	$224
American Seafoods, 1st Lien Term Loan
6.000%, 08/19/2021	987	968
Americold Realty, 1st Lien Term Loan
0.000%, 12/01/2022	850	853
Amwins, Cov-Lite, 1st Lien Term Loan
4.750%, 09/06/2019	2	2
Anaren, 1st Lien Term Loan
5.500%, 02/18/2021	472	433
Araren, 2nd Lien Term Loan
9.250%, 08/18/2021	500	453
Arctic Glacier, Cov-Lite, 1st Lien Term Loan B
6.000%, 05/10/2019	309	292
Aspect Software
3.000%, 09/30/2016 (D)	44	–
Aspect Software, Term Loan B
10.250%, 05/07/2017	547	523
Asurion, LLC (fka Asurion Corporation), Incremental Tranche B-4 Term Loan,
5.000%, 08/04/2022	272	268
Asurion, LLC (fka Asurion Corporation), Term Loan, 2nd Lien
8.500%, 03/03/2021	1,950	1,872
Atkore, Cov-Lite, 1st Lien Term Loan
4.500%, 04/09/2021	274	271
Atkore, Cov-Lite, 2nd Lien Term Loan
7.750%, 10/09/2021	350	346
Atlas, 1st Lien Term Loan
4.875%, 12/15/2039	1,178	1,174
Authentic Brands Cov-Lite, 1st Lien, Term Loan
5.500%, 05/27/2021	665	652
0.000%, 05/27/2021 (D)	26	–
Avago Technologies Cayman Holdings, Term B-1 Dollar Loan, 1st Lien
4.250%, 02/01/2023 (B)	650	650
Avaya, 1st Lien Term Loan B
6.250%, 05/29/2020	2,941	2,086
Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan
3.750%, 02/01/2020	308	307
Belk, Cov-Lite, 1st Lien Term Loan
5.750%, 11/18/2022	250	198
Berry Plastics, 1st Lien Term Loan F
4.000%, 10/03/2022	244	244
Bioplan, 1st Lien Term Loan
0.000%, 09/23/2021	400	346
BJ’s Wholesale Club 11/13 Cov-Lite TL (Second Lien)
8.500%, 03/26/2020	1,225	1,179

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
BJ’s Wholesale Club, Cov-Lite, 1st Lien Term Loan
4.500%, 09/26/2019	$1,918	$1,897
BMC Software, 1st Lien Term Loan
5.000%, 09/10/2020	549	485
Burger King, Term Loan B-2, 1st Lien
3.750%, 12/10/2021	524	523
BWAY, Cov Lite, 1st Lien Term Loan B
5.500%, 08/14/2020	673	670
California Pizza Kitchen, 1st Lien Term Loan
6.750%, 03/29/2018	–	–
5.250%, 03/29/2018	232	214
Calpine Corporation, Term Loan, 1st Lien
3.500%, 05/27/2022	2,549	2,519
Camp Systems, Cov-Lite, 1st Lien Term Loan
4.750%, 05/31/2019	147	146
Camp Systems, Cov-Lite, 2nd Lien Term Loan
8.250%, 11/29/2019	200	195
Capital Automotive, 2nd Lien Term Loan
6.000%, 04/30/2020	210	210
Carcore National, 1st Lien Term Loan
5.500%, 03/05/2021	1,709	1,576
Castlelake Aircraft Securitization Trust, Ser 2014-1, Cl A1
5.250%, 02/15/2029	1	1
Castlelake Aircraft Securitization Trust, Ser 2014-1, Cl B
7.500%, 02/15/2029	1,366	1,351
Cengage Learning, 1st Lien Term Loan
7.000%, 06/07/2023	1,241	1,225
Ceridian HCM Holding Inc., Initial Term Loan, 1st Lien
4.500%, 09/15/2020	5	4
0.003%, 09/15/2020	444	429
Ceva Group PLC, 1st Lien Synthetic Line of Credit
6.500%, 03/19/2021	141	115
Ceva Intercompany BV, 1st Lien Term Loan
6.500%, 03/19/2021	71	58
Ceva Logistics Canada, Canadian Term Loan
6.500%, 03/19/2021	12	10
Charter Communications Operating, LLC (aka CCO Safari LLC), Term H Loan (2016), 1st Lien
0.033%, 08/21/2024	650	648
Checkout Holdings, 1st Lien Term Loan B
4.500%, 04/09/2021	274	229
Community Health 5/15 TLH
4.000%, 01/27/2021	274	267
CompuCom, Cov-Lite, 1st Lien Term Loan
4.250%, 05/07/2020	914	605

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Con-Cise Optical Group, 1st Lien Term Loan B
6.000%, 06/14/2023	$600	$602
Connolly, 1st Lien Term Loan
4.500%, 05/14/2021	4	4
CPI Card Group, Cov-Lite, 1st Lien Term Loan B
5.500%, 08/17/2022	359	349
CSC Holdings, 1st Lien Term Loan
5.000%, 09/23/2022	875	875
CTI Foods, 1st Lien Term Loan
4.500%, 06/12/2020	197	195
CTI Foods, 2nd Lien Term Loan
8.250%, 06/28/2021	350	315
Cunningham Lindsey, Cov-Lite, 1st Lien Term Loan B
5.000%, 12/10/2019	190	152
Cvent, Cov-Lite, 1st Lien Term Loan
0.000%, 06/16/2023	1,400	1,393
DAE Aviation (Standard Aero), 1st Lien Term Loan
5.250%, 07/07/2022	998	994
Deltek, 1st Lien Term Loan
5.000%, 06/25/2022	419	417
DJO Finance, 1st Lien Term Loan
4.250%, 06/08/2020	243	231
Dollar Tree, 1st Lien Term Loan B-1
3.500%, 07/06/2022	249	249
Doncasters, Cov-Lite, 2nd Lien Term Loan
9.500%, 10/09/2020	84	78
Dynegy, 1st Lien Term Loan C
0.000%, 06/15/2023	700	693
EFS Cogen, 1st Lien Term Loan
0.000%, 06/22/2023	700	701
EIG Investors Corp., Term Loan, 1st Lien
6.480%, 11/09/2019	778	740
Endo Finance, 1st Lien Term Loan B
3.750%, 06/24/2022	324	318
Endurance International, 1st Lien Term Loan
6.000%, 02/09/2023	1,654	1,546
Energy Solutions, 1st Lien Term Loan
6.750%, 05/29/2020	2,425	2,352
Equinox Holdings Inc. , New Initial Term Loan, 1st Lien
5.000%, 01/31/2020	667	663
Evergreen Skills Lux S.À R.L., Initial Term Loan, 1st Lien
5.750%, 04/28/2021	280	220
Evoqua, 1st Lien Initial Term Loan
5.500%, 01/15/2021	200	199
Exopack, Cov-Lite, 1st Lien Term Loan
4.500%, 05/08/2019	1	–
Expert Global
8.500%, 04/02/2018	150	150

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Expert Global, 1st Lien Term Loan B
8.000%, 04/02/2018	$447	$446
Eyemart, 1st Lien Term Loan B
5.000%, 12/18/2021	935	934
Eze Castle, 2nd Lien Term Loan
7.250%, 04/05/2021	150	143
Fender Musical, 1st Lien Term Loan B
5.750%, 04/03/2019 First Data Corporation, 2021 Extended Dollar	152	150
Term Loan,
4.443%, 03/24/2021	102	101
Fitness International, 1st Lien Term Loan B
5.500%, 07/01/2020	690	682
Flakt Woods, 2nd Lien Term Loan
4.750%, 03/20/2017	657	725
Flexera Software, 1st Lien Term Loan
4.500%, 04/02/2020	2	2
Flexera Software, 2nd Lien Term Loan
8.000%, 04/02/2021	150	144
Gates Global, Cov-Lite, 1st Lien Term Loan
4.250%, 07/06/2021	1,192	1,128
Getty Images Cov-Lite, 1st Lien Term Loan B
4.750%, 10/03/2019	1,249	925
GLOBAL PAYMENTS INC
3.940%, 04/22/2023 (B)	125	126
GlobalLogic, 1st Lien Term Loan B
6.250%, 05/31/2019	294	290
GOGO, 1st Lien Term Loan B1
11.250%, 06/21/2017	448	446
Goodpack, Cov-Lite, 1st Lien Term Loan
4.750%, 09/09/2021	1	1
Greenway Medical, 1st Lien Term Loan
6.000%, 11/04/2020	882	839
Greenway Medical, 2nd Lien Term Loan
9.250%, 11/04/2021	100	87
Grocery Outlet, Cov-Lite, 1st Lien Term Loan
0.000%, 10/21/2021	1,000	975
Gypsum, Cov-Lite, 1st Lien Term Loan
4.750%, 04/01/2021	1,110	1,088
Hardware Holdings, Cov-Lite, 1st Lien Term Loan
6.750%, 03/30/2020	988	968
HCP, 1st Lien Term Loan
3.357%, 05/01/2018	524	524
HD Supply, 1st Lien Term Loan
3.750%, 08/13/2021	324	324
Hearthside Food, Cov-Lite, 1st Lien Term Loan
4.500%, 06/02/2021	4	4
HI-Crush Partners, Term Loan
0.000%, 04/28/2021	600	480
Hoffmaster, 1st Lien Term Loan
5.250%, 05/09/2020	739	735

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Hostess Brands, Cov-Lite, 1st Lien Term Loan B
4.500%, 07/29/2022	$1	$1
Hub International Limited, Initial Term Loan, 1st Lien
4.250%, 10/02/2020	4	3
Hyland Software, Cov-Lite, 1st Lien Term Loan
4.750%, 07/01/2022	1	1
IHC Holding, 1st Lien Term Loan
7.000%, 04/30/2021	1,244	1,229
IHC Holdings, 1st Lien Term Loan
0.000%, 04/30/2021	240	236
infor, 1st Lien Term Loan B
3.750%, 06/03/2020	274	267
Insight Fourth Hospitality, 1st Lien Term Loan
7.250%, 07/14/2021	1,000	1,318
Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, 1st Lien
3.750%, 06/30/2019 (B)	325	296
Intrawest Holdings
4.500%, 12/10/2018 (D)	157	–
0.375%, 12/10/2018 (D)	43	–
Invenergy Thermal, 1st Lien Term Loan
6.500%, 10/07/2022	1,496	1,399
iStar Inc., Loan, 1st Lien
0.055%, 07/01/2020	1,000	999
J. Crew 2/14 Cov-Lite TL (First Lien)
4.000%, 03/05/2021	200	136
Jacobs Entertainment, 1st Lien Term Loan
5.250%, 10/29/2018	376	374
LANDesk Software, 1st Lien Term Loan
5.000%, 02/25/2020	637	633
Learning Care, Cov-Lite, 1st Lien Term Loan
5.000%, 05/05/2021	1,478	1,473
Level 3 Financing, Cov-Lite, 1st Lien Term Loan
3.500%, 05/31/2022	250	249
Lineage Logistics, 1st Lien Term Loan
4.500%, 04/07/2021	2,142	2,024
Lions Gate Entertainment, 2nd Lien Term Loan
5.000%, 03/17/2022	550	556
LPL Holdings, 1st Lien Term Loan
4.750%, 11/18/2022	800	798
Magic Newco LLC, 1st Lien Term Loan
5.000%, 12/12/2018	2	2
Magic Newco LLC, 2nd Lien Term Loan
12.000%, 06/12/2019	350	364
Match Group, 1st Lien Term Loan B1
4.500%, 11/16/2022	525	527
Mavis Tire Supply, Term Loan
6.250%, 11/02/2020	1,493	1,472
McGraw Hill, Cov-Lite Term Loan B
5.000%, 05/02/2022	154	154

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Med Finance Merger
7.250%, 08/11/2021	$401	$398
Med Finance Merger, 1st Lien Term Loan
0.000%, 08/11/2021	98	97
MEG Energy Corp., New Term Loan, 1st Lien
3.750%, 03/31/2020	1,324	1,160
Men’s Warehouse, Cov-Lite, 1st Lien Term Loan B
4.500%, 06/18/2021	531	510
Mergermarket, 1st Lien Term Loan
4.500%, 02/04/2021	737	711
MGM Growth Properties Operating Partnership
LP, Term B Loan, 1st Lien
4.000%, 04/25/2023	400	400
Micron Technology, Term Loan
6.460%, 04/15/2022	1,175	1,180
Milacron 4/15 Cov-Lite TLB
4.500%, 09/28/2020	150	149
Mitel Networks, Term Loan B
0.000%, 01/14/2017 (D)	500	–
MPH Acquisition Holdings, Initial Term Loan
3.750%, 03/31/2021 (B)	321	322
NANA Development,1st Lien Term Loan
8.000%, 03/15/2018	163	150
National Veterinary Associates, 1st Lien Term Loan
5.500%, 08/14/2021	120	120
National Veterinary Associates, Cov-Lite, 2nd Lien Term Loan
8.000%, 08/14/2022	150	148
National Veterinary Associaties, Cov-Lite, 1st Lien Term Loan
4.750%, 08/14/2021	905	899
Navistar International, 1st Lien Term Loan B
6.500%, 08/17/2017	1,000	942
Neiman Marcus Group Inc., The, Other Term Loan, 1st Lien
4.250%, 10/25/2020	2,212	1,983
NEP/NCP Holdco, Cov-Lite, 1st Lien Incremental Term Loan
4.250%, 01/22/2020	1,224	1,195
NEP/NCP Holdco, Cov-Lite, 2nd Lien Term Loan
10.000%, 07/22/2020	575	543
NES Global 10/13 TL (First Lien)
6.500%, 10/03/2019	967	841
Nord Anglia, Cov-Lite, 1st Lien Term Loan
5.000%, 03/31/2021	102	102
NXP B.V., Tranche B Loan, 1st Lien
3.750%, 12/07/2020	239	240
One Call Medical, Cov-Lite, 1st Lien Term Loan
5.000%, 11/27/2020	864	751

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Ortho-Clinical Diagnostics Holdings Luxembourg S.À R.L., Initial Term Loan
4.750%, 06/30/2021	$75	$71
Packers Sanitation Services, 1st Lien Term Loan
5.000%, 12/02/2021	990	984
Panda Temple, 1st Lien Term Loan B
7.250%, 04/03/2019	350	317
Party City, Cov-Lite, 1st Lien Term Loan
4.250%, 08/19/2022	100	99
Pelican Products, 1st Lien Term Loan
0.000%, 04/10/2021	250	242
Pelican Products, 2nd Lien Term Loan
9.250%, 04/09/2021	1,000	890
PetSmart, Inc., 1st Lien, Tranche B-1 Loan
4.250%, 03/11/2022	166	166
PetSmart, Inc., Tranche B-1 Loan, 1st Lien
4.250%, 03/11/2022	84	83
Phillips-Medisize, Cov-Lite, 1st Lien Term Loan
4.750%, 06/16/2021	493	487
Project Alpha Intermediate, 1st Lien Term Loan
0.000%, 06/02/2022	900	882
Prolamina, 1st Lien Term Loan
5.750%, 08/18/2022	499	492
PSS Companies, 1st Lien Term Loan
5.500%, 01/28/2020	269	188
Reddy Ice 3/13 TL (First Lien)
6.750%, 05/01/2019	1	1
Reddy Ice, 1st Lien Term Loan
6.750%, 05/01/2019	339	296
Reddy Ice, Cov-Lite, 2nd Lien Term Loan
10.750%, 11/01/2019	225	158
Rise Term Loan A
4.750%, 02/12/2039	2,625	2,588
Ryan, 1st Lien Term Loan B
6.750%, 08/05/2020	488	474
SBA Senior Finance, Incremental Term B-1 Loan
3.250%, 03/24/2021	249	246
Scientific Games International, Inc., Initial Term B-2 Loan
6.000%, 09/17/2021	599	591
Sears Roebuck Acceptance, 1st Lien Term Loan
5.500%, 06/30/2018	489	465
Sedgwick Cms Holdings,
3.750%, 03/01/2021	274	268
0.000%, 02/28/2022	124	119
Shearer’S Foods, Llc, First Lien
4.938%, 06/30/2021	274	266
Shearer’S Foods, Llc, Second Lien
7.750%, 06/30/2022	150	135
SI Organization, 1st Lien Term Loan
5.750%, 11/23/2019	439	436

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
SIG Combibloc 1/15 (USD) Cov-Lite TL
4.250%, 02/03/2022	$25	$25
SIG Combibloc, Cov-Lite, 1st Lien
4.250%, 03/11/2022	224	222
SIRVA, 1st Lien Term Loan
7.500%, 03/27/2019	807	760
Sky Bet, Cov-Lite, 1st Lien Term Loan
6.500%, 02/25/2022	650	859
Solera, Cov-Lite, 1st Lien Term Loan
5.750%, 03/03/2023	850	849
Sparta Systems
6.500%, 07/28/2020	669	664
Spring Industries, 1st Lien Term Loan
7.500%, 06/01/2021	600	587
SRS Distribution Inc., Tranche B-1 Loan, 1st Lien
0.053%, 08/25/2022	800	799
ThermaSys, 1st Lien Term Loan
6.500%, 05/03/2019	2	2
5.250%, 05/03/2019	349	283
Tibco Software, Cov-Lite, 1st Lien Term Loan B
6.500%, 12/04/2020	1,985	1,815
TMS, Cov-Lite, 1st Lien Term Loan B
4.500%, 10/16/2020	387	352
TNT Logistics, Cov-Lite, 1st Lien Term Loan
6.500%, 03/19/2021	98	80
TPF II Power, LLC (TPF II Covert Midco, LLC), Term Loan
5.500%, 10/02/2021	700	697
Transdigm, 1st Lien Term Loan
3.500%, 05/13/2022	673	662
Travelport, 1st Lien Term Loan
5.750%, 09/02/2021	1,970	1,958
TSAM Delaware
7.750%, 09/12/2019	434	431
U.S. Foods, Term Loan
0.000%, 06/15/2023 (E)	475	473
U.S. Renal Care, Inc., Initial Term Loan,
5.250%, 12/30/2022	374	373
Univar, Cov-Lite, Initial Term Loan
4.250%, 07/01/2022	174	171
Univar, Initial Dollar Term Loan
4.250%, 07/01/2022	175	173
Univision Communications Inc., Replacement First-Lien Term Loan, 1st Lien
4.000%, 03/01/2020	472	469
US Foods, Cov-Lite, Incremental Term Loan
4.500%, 03/31/2019	973	969
Valeant Pharmaceuticals International, Term Loan B
5.000%, 04/01/2022	2,374	2,308

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
VGroup, Cov-Lite, 1st Lien Term Loan
4.750%, 06/25/2021	$	495	$491
Wencor, Cov-Lite Term Loan
0.000%, 06/19/2019		62	52
Wencor, Cov-Lite, Revolving Credit 1st Lien Term Loan
3.697%, 06/19/2019		270	227
0.500%, 06/19/2019 (D)		145	23
WTG Holdings, Cov-Lite, 1st Lien Term Loan
4.500%, 01/15/2021		490	485
Ziggo, 1st Lien Term Loan B1
3.750%, 01/15/2022		148	144
3.690%, 01/15/2022		8	8
Ziggo, 1st Lien Term Loan B2
3.650%, 01/15/2022		88	85
Ziggo, 1st Lien Term Loan B3
3.600%, 01/15/2022		157	153

Total Loan Participations
(Cost $117,191) ($ Thousands)			114,191

SOVEREIGN DEBT — 8.6%
Angolan Government International Bond
9.500%, 11/12/2025		820	812
Argentine Republic Government International Bond
8.280%, 12/31/2033		98	109
8.280%, 12/31/2033		112	123
7.820%, 12/31/2033	EUR	199	226
7.500%, 04/22/2026 (A)	$	1,160	1,254
6.875%, 04/22/2021 (A)		260	277
3.750%, 12/31/2038 (F)		320	216
0.000%, 12/15/2035 (B)	EUR	2,890	331
Armenia International Bond
7.150%, 03/26/2025	$	200	203
Brazilian Government International Bond
5.000%, 01/27/2045		330	296
4.250%, 01/07/2025		610	600
2.625%, 01/05/2023		1,590	1,449
Bulgaria Government International Bond
2.950%, 09/03/2024	EUR	730	854
Chile Government International Bond
3.125%, 01/21/2026	$	1,220	1,260
Colombia Government International Bond
4.500%, 01/28/2026		2,480	2,641
3.875%, 03/22/2026	EUR	530	633
2.625%, 03/15/2023	$	860	831
Costa Rica Government International Bond
7.158%, 03/12/2045		880	878
7.000%, 04/04/2044		400	398
5.625%, 04/30/2043		400	342

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Croatia Government International Bond
3.000%, 03/11/2025	EUR	190	$201
Dominican Republic International Bond
6.875%, 01/29/2026	$	1,060	1,166
6.850%, 01/27/2045 (A)		3,400	3,519
6.850%, 01/27/2045		760	787
6.600%, 01/28/2024		300	325
5.875%, 04/18/2024		3,090	3,229
Ecuador Government International Bond
10.500%, 03/24/2020 (A)		210	208
7.950%, 06/20/2024		450	393
El Salvador Government International Bond
7.650%, 06/15/2035		1,120	997
Gabon Government International Bond
6.950%, 06/16/2025		530	462
Ghana Government International Bond
8.125%, 01/18/2026		370	318
7.875%, 08/07/2023		340	295
Guatemala Government Bond
5.750%, 06/06/2022		700	775
4.500%, 05/03/2026 (A)		970	983
Honduras Government International Bond
7.500%, 03/15/2024		860	933
Hungary Government International Bond
6.375%, 03/29/2021		390	444
6.250%, 01/29/2020		1,990	2,207
5.750%, 11/22/2023		550	626
Indonesia Government International Bond MTN
5.950%, 01/08/2046		211	249
5.875%, 01/15/2024		710	821
4.750%, 01/08/2026		2,470	2,689
4.125%, 01/15/2025		300	312
3.750%, 06/14/2028 (A)	EUR	200	225
3.375%, 04/15/2023	$	310	312
3.375%, 07/30/2025	EUR	1,000	1,138
2.625%, 06/14/2023 (A)		300	336
Ivory Coast Government International Bond
5.750%, 12/31/2032	$	200	186
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045		250	290
5.125%, 07/21/2025		890	975
Kenya Government International Bond
6.875%, 06/24/2024 (A)		3,701	3,422
6.875%, 06/24/2024		300	277
Macedonia Government International Bond
4.875%, 12/01/2020	EUR	350	393
Mexican Bonos
7.750%, 11/23/2034	MXN	3,222	200
Mexico Government International Bond
4.600%, 01/23/2046	$	280	295
4.125%, 01/21/2026		200	217

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.000%, 10/02/2023	$	2,340	$2,519
Mongolia Government International Bond MTN
5.125%, 12/05/2022		200	164
Namibia International Bonds
5.250%, 10/29/2025		910	927
Pakistan Government International Bond
8.250%, 09/30/2025		570	602
7.875%, 03/31/2036		130	115
Paraguay Government International Bond
6.100%, 08/11/2044		350	376
5.000%, 04/15/2026 (A)		440	464
4.625%, 01/25/2023		550	572
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/2026 (A)		330	345
Philippine Government International Bond
5.500%, 03/30/2026		200	254
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	37,840	606
South Africa Government International Bond
5.875%, 09/16/2025	$	960	1,069
5.500%, 03/09/2020		100	108
4.875%, 04/14/2026		690	716
4.665%, 01/17/2024		190	196
Sri Lanka Government International Bond
6.850%, 11/03/2025		390	380
6.125%, 06/03/2025		200	187
5.875%, 07/25/2022		470	455
Turkey Government International Bond
7.375%, 02/05/2025		500	617
4.875%, 10/09/2026		280	295
Venezuela Government International Bond
11.950%, 08/05/2031		90	42
9.250%, 05/07/2028		10	5
8.250%, 10/13/2024		560	234
7.750%, 10/13/2019		5,480	2,452
7.650%, 04/21/2025		20	8
7.000%, 12/01/2018		60	30
Vietnam Government International Bond
4.800%, 11/19/2024		200	206
Zambia Government International Bond
8.970%, 07/30/2027		1,120	969
8.970%, 07/30/2027		200	173
5.375%, 09/20/2022		280	218

Total Sovereign Debt
(Cost $56,456) ($ Thousands)			59,242

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 8.4%

Agency Mortgage-Backed Obligations — 0.3%
FHLMC CMO, Ser 2016-4572, Cl FA
0.892%, 04/15/2046 (B)	$979	$980
FNMA CMO, Ser 2016-33, Cl PF
0.953%, 06/25/2046 (B)	990	992

		1,972

Non-Agency Mortgage-Backed Obligations – 8.1%
Alliance Bancorp Trust, Ser 2007-OA1, Cl A1
0.686%, 07/25/2037 (B)	1,165	824
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
0.643%, 12/25/2046 (B)	15	10
American Home Mortgage Assets Trust, Ser 2007-1, Cl A1
1.110%, 02/25/2047 (B)	4,936	2,694
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
0.846%, 03/25/2046 (B)	1,598	1,277
Bank of America Funding, Ser 2013-R1, Cl A5
0.689%, 11/03/2041 (A)(B)	5,678	5,169
BCAP Trust, Ser 2006-AA2, Cl A1
0.623%, 01/25/2037 (B)	967	786
BCAP Trust, Ser 2007-AA2, Cl 2A7
6.000%, 04/25/2037	1,146	964
Capmark Military Housing Trust, Ser 2007-AET2, Cl A
6.063%, 10/10/2052 (A)	977	975
CDGJ Commercial Mortgage Trust, Ser 2014-BXCH, Cl EPA
4.684%, 12/15/2027 (A)(B)	4,000	3,904
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A3
6.000%, 07/25/2037	1,754	1,459
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M3
4.603%, 01/25/2025 (B)	700	727
GE Business Loan Trust, Ser 2007-1, Cl C
0.892%, 04/16/2035 (A)(B)	1,610	1,406
GreenPoint Mortgage Funding Trust, Ser 2006-AR1, Cl A1A
0.736%, 02/25/2036 (B)	1,738	1,475
GreenPoint Mortgage Funding Trust, Ser 2007-AR1, Cl 1A1A
0.526%, 02/25/2047 (B)	312	308
GS Mortgage Securities Trust 2016-ICE2, Ser ICE2, Cl E
8.942%, 02/15/2033 (A)(B)	3,300	3,282
Lehman XS Trust, Ser 2006-10N, Cl 1A3A
0.663%, 07/25/2046 (B)	1,237	959
Lehman XS Trust, Ser 2006-16N, Cl A4A
0.636%, 11/25/2046 (B)	3,391	2,633

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
LSTAR Securities Investment Trust, Ser 2015-1, Cl A
2.457%, 01/01/2020 (A)(B)	$3,745	$3,681
Luminent Mortgage Trust, Ser 2006-2, Cl A1A
0.646%, 02/25/2046 (B)	4,434	2,989
Morgan Stanley Re-REMIC Trust, Ser 2010-R5, Cl 4B
0.947%, 06/26/2036 (A)(B)	862	604
Motel 6 Trust, Ser 2015-MTL6, Cl E
5.279%, 02/05/2030 (A)	3,800	3,747
Nomura Resecuritization Trust, Ser 2012-1R, Cl A
0.890%, 08/27/2047 (A)(B)	2,290	2,236
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
1.207%, 03/26/2036 (A)(B)	1,067	964
RALI Series Trust, Ser 2006-QO2, Cl A2
0.723%, 02/25/2046 (B)	1,989	882
RALI Series Trust, Ser 2007-QO2, Cl A1
0.603%, 02/25/2047 (B)	1,602	843
Resource Capital, Ser 2015-CRE3, Cl D
4.446%, 03/15/2032 (A)(B)	1,000	922
Resource Capital, Ser 2015-CRE4, Cl B
3.442%, 08/15/2032 (A)(B)	1,000	868
SRERS Funding, Ser 2011-RS, Cl A1B1
0.688%, 05/09/2046 (A)(B)	1,395	1,355
SRERS Funding, Ser 2011-RS, Cl A1B2
0.687%, 05/09/2046 (A)(B)	1,500	900
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 2A1
0.753%, 10/25/2035 (B)	1,404	1,242
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR9, Cl 2A
1.250%, 11/25/2046 (B)	7,131	4,706
Wells Fargo Alternative Loan Trust, Ser 2007- PA3, Cl 3A1
6.250%, 07/25/2037	8	7
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR12, Cl 2A5
2.896%, 06/25/2035 (B)	602	612

		55,410

Total Mortgage-Backed Securities
(Cost $59,890) ($ Thousands)		57,382

	Shares

COMMON STOCK — 8.2%

Consumer Discretionary — 1.0%
Advance Auto Parts	225	36
Amazon.com, Cl A *	1,158	829
Autonation *	202	10
Autozone *	88	70

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bed Bath & Beyond	469	$20
Best Buy	921	28
BorgWarner	699	21
CarMax *	624	31
Carnival	1,315	58
CBS, Cl B	1,248	68
Cengage Learning Holdings II *	5,114	118
Chipotle Mexican Grill, Cl A *	88	35
Coach	851	35
Comcast, Cl A	7,254	473
Darden Restaurants	325	21
Delphi Automotive	805	50
Discovery Communications, Cl A *	406	10
Discovery Communications, Cl C *	778	19
Dollar General	866	81
Dollar Tree *	733	69
DR Horton	919	29
Expedia	338	36
Foot Locker, Cl A	400	22
Ford Motor	11,506	145
Gap	712	15
Garmin	320	14
General Motors	4,242	120
Genuine Parts	438	44
Goodyear Tire & Rubber	836	21
H&R Block	703	16
Hanesbrands	1,219	31
Harley-Davidson, Cl A	544	25
Harman International Industries, Cl A	228	16
Hasbro	348	29
Home Depot	3,728	476
Interpublic Group	1,157	27
Johnson Controls	1,949	86
Kohl’s	589	22
L Brands	732	49
Leggett & Platt	367	19
Lennar, Cl A	608	28
LKQ *	900	29
Lowe’s	2,665	211
Macy’s	913	31
Marriott International, Cl A	554	37
Mattel	1,041	33
McDonald’s	2,634	317
Michael Kors Holdings *	521	26
Mohawk Industries *	186	35
NetFlix *	1,273	116
Newell Brands, Cl B	1,341	65
News, Cl A	1,254	14
News, Cl B	191	2
Nike, Cl B	4,038	223
Nordstrom	377	14
Omnicom Group	699	57

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
O’Reilly Automotive *	282	$76
Priceline Group *	149	186
PulteGroup	877	17
PVH	225	21
Ralph Lauren, Cl A	168	15
Ross Stores	1,164	66
Royal Caribbean Cruises	493	33
Scripps Networks Interactive, Cl A	303	19
Signet Jewelers	231	19
Staples	2,024	17
Starbucks	4,421	253
Starwood Hotels & Resorts Worldwide	515	38
Target, Cl A	1,771	124
TEGNA	592	14
Tiffany	302	18
Time Warner	2,373	175
TJX	1,987	153
Tractor Supply	408	37
TripAdvisor *	361	23
Twenty-First Century Fox, Cl A	3,343	90
Twenty-First Century Fox, Cl B	1,333	36
Ulta Salon Cosmetics & Fragrance *	200	49
Under Armour, Cl A *	544	22
Under Armour, Cl C *	548	20
Urban Outfitters *	276	8
VF	1,034	64
Viacom, Cl B	1,007	42
Walt Disney	4,476	438
Whirlpool	218	36
Wyndham Worldwide	329	23
Wynn Resorts	258	23
Yum! Brands	1,220	101

		6,818

Consumer Staples — 0.8%
Altria Group	5,842	403
Archer-Daniels-Midland	1,797	77
Brown-Forman, Cl B	294	29
Campbell Soup	550	37
Church & Dwight	400	41
Clorox	371	51
Coca-Cola	11,614	527
Colgate-Palmolive	2,645	194
ConAgra Foods	1,362	65
Constellation Brands, Cl A	527	87
Costco Wholesale	1,306	205
CVS Health	3,223	309
Dr Pepper Snapple Group	549	53
Estee Lauder, Cl A	663	60
General Mills	1,773	126
Hershey	421	48
Hormel Foods	792	29

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JM Smucker	347	$53
Kellogg	736	60
Kimberly-Clark	1,072	147
Kraft Heinz	1,767	156
Kroger	2,904	107
McCormick	349	37
Mead Johnson Nutrition, Cl A	542	49
Molson Coors Brewing, Cl B	561	57
Mondelez International, Cl A	4,643	211
Monster Beverage *	419	67
PepsiCo	4,300	456
Philip Morris International	4,620	470
Procter & Gamble	7,970	675
Reynolds American	2,463	133
SYSCO, Cl A	1,592	81
Tyson Foods, Cl A	939	63
Walgreens Boots Alliance	2,599	216
Wal-Mart Stores	4,582	335
Whole Foods Market	1,039	33

		5,747

Energy — 0.6%
Anadarko Petroleum, Cl A	1,540	82
Apache	1,098	61
Baker Hughes	1,357	61
Breitburn Energy Partners *	60,394	10
Cabot Oil & Gas	1,398	36
Chesapeake Energy *	1,199	5
Chevron	5,668	594
Cimarex Energy	282	34
Columbia Pipeline Group	1,157	30
Concho Resources *	395	47
ConocoPhillips	3,648	159
Devon Energy	1,549	56
Diamond Offshore Drilling *	230	6
EOG Resources	1,638	137
EQT	525	41
Exxon Mobil	12,442	1,166
FMC Technologies *	634	17
Halliburton	2,565	116
Helmerich & Payne	337	23
Hess	795	48
Kinder Morgan	5,465	102
Marathon Oil	2,532	38
Marathon Petroleum	1,531	58
Murphy Oil	473	15
National Oilwell Varco, Cl A	1,055	36
Newfield Exploration *	630	28
Noble Energy	1,262	45
Occidental Petroleum	2,266	171
Oneok	584	28
Phillips 66	1,414	112

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pioneer Natural Resources	491	$74
Range Resources	466	20
Schlumberger, Cl A	4,152	328
Southwestern Energy *	1,040	13
Spectra Energy	2,043	75
Tesoro	335	25
Transocean *	908	11
Valero Energy	1,373	70
Williams *	2,096	45

		4,023

Financials — 1.5%
Affiliated Managers Group *	155	22
Aflac	1,227	89
Allstate	1,113	78
American Express	2,405	146
American International Group	3,406	180
American Tower, Cl A	1,260	143
Ameriprise Financial	500	45
Aon	787	86
Apartment Investment & Management, Cl A	493	22
Arthur J. Gallagher	500	24
Assurant	193	17
AvalonBay Communities	416	75
Bank of America	30,711	407
Bank of New York Mellon	3,233	126
BB&T	2,433	87
Berkshire Hathaway, Cl B *	5,608	812
BlackRock	376	129
Boston Properties	442	58
California Republic Bancorp *	48,000	1,740
Capital One Financial	1,588	101
CBRE Group, Cl A *	870	23
Charles Schwab	3,587	91
Chubb	1,399	183
Cincinnati Financial	417	31
Citigroup	8,794	373
Citizens Financial Group	1,500	30
CME Group	1,014	99
Comerica	494	20
Crown Castle International	1,016	103
Digital Realty Trust, Cl A	430	47
Discover Financial Services	1,229	66
E*Trade Financial *	923	22
Equinix	211	82
Equity Residential	1,094	75
Essex Property Trust	199	45
Extra Space Storage	376	35
Federal Realty Investment Trust	200	33
Fifth Third Bancorp	2,307	41
Franklin Resources	1,138	38
General Growth Properties	1,675	50

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Goldman Sachs Group	1,160	$172
Hartford Financial Services Group	1,185	53
HCP	1,341	47
Host Hotels & Resorts	2,334	38
Huntington Bancshares	2,246	20
Intercontinental Exchange	356	91
Invesco	1,188	30
Iron Mountain	754	30
JPMorgan Chase	10,991	683
KeyCorp	2,575	28
Kimco Realty	1,261	40
Legg Mason	267	8
Leucadia National	1,070	19
Lincoln National	766	30
Loews	787	32
M&T Bank	463	55
Macerich	364	31
Marsh & McLennan	1,557	107
MetLife	3,292	131
Moody’s	499	47
Morgan Stanley	4,524	117
Nasdaq, Cl A	311	20
Navient	961	11
Northern Trust	629	42
People’s United Financial	856	13
PNC Financial Services Group	1,506	123
Principal Financial Group, Cl A	798	33
Progressive	1,684	56
ProLogis	1,591	78
Prudential Financial	1,335	95
Public Storage	436	111
Realty Income	749	52
Regions Financial	3,999	34
S&P Global	773	83
Simon Property Group	927	201
SL Green Realty	306	33
State Street	1,159	62
SunTrust Banks	1,472	60
Synchrony Financial *	2,505	63
T. Rowe Price Group	722	53
Torchmark, Cl A	340	21
Travelers	869	103
UDR	800	29
Unum Group	694	22
US Bancorp	4,889	197
Ventas	1,013	74
Vornado Realty Trust	511	51
Wells Fargo	13,833	655
Welltower	1,066	81
Weyerhaeuser	2,273	68
Willis Towers Watson	413	51
XL Group, Cl A	869	29

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zions Bancorporation	574	$14

		10,301

Health Care — 1.2%
Abbott Laboratories	4,426	174
AbbVie	4,855	301
Aetna, Cl A	1,041	127
Agilent Technologies	962	43
Alexion Pharmaceuticals *	685	80
Allergan *	1,179	272
AmerisourceBergen	556	44
Amgen, Cl A	2,241	341
Anthem	779	102
Baxter International	1,629	74
Becton Dickinson	632	107
Biogen *	655	158
Boston Scientific *	4,042	94
Bristol-Myers Squibb	4,973	366
C.R. Bard	213	50
Cardinal Health	998	78
Celgene, Cl A *	2,337	231
Centene *	500	36
Cerner *	880	52
Cigna	777	99
DaVita HealthCare Partners *	489	38
DENTSPLY SIRONA	709	44
Edwards Lifesciences, Cl A *	645	64
Eli Lilly	2,913	229
Endo International *	597	9
Express Scripts Holding *	1,885	143
Gilead Sciences	3,995	333
HCA Holdings *	905	70
Henry Schein *	251	44
Hologic *	700	24
Humana	444	80
Illumina *	447	63
Intuitive Surgical *	113	75
Johnson & Johnson	8,230	998
Laboratory Corp of America Holdings *	312	41
Mallinckrodt *	347	21
McKesson	691	129
Medtronic	4,198	364
Merck	8,275	477
Mylan *	1,259	54
Patterson	243	12
PerkinElmer	309	16
Perrigo	415	38
Pfizer	18,160	639
Quest Diagnostics	442	36
Regeneron Pharmaceuticals *	233	81
St. Jude Medical	850	66
Stryker	945	113

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Thermo Fisher Scientific	1,175	$174
UnitedHealth Group	2,831	400
Universal Health Services, Cl B	269	36
Varian Medical Systems *	279	23
Vertex Pharmaceuticals *	741	64
Waters *	250	35
Zimmer Biomet Holdings	619	75
Zoetis, Cl A	1,317	63

		8,000

Industrials — 0.8%
3M	1,831	321
Acuity Brands	129	32
Alaska Air Group	400	23
Allegion	276	19
American Airlines Group	1,793	51
Ametek	699	32
Boeing	1,799	234
C.H. Robinson Worldwide	437	32
Caterpillar, Cl A	1,722	131
Cintas	270	27
CSX	2,785	73
Cummins	492	55
Danaher, Cl A	1,820	184
Deere	896	73
Delta Air Lines, Cl A	2,349	86
Dover	478	33
Dun & Bradstreet	101	12
Eaton	1,388	83
Emerson Electric	1,881	98
Equifax	360	46
Expeditors International of Washington	532	26
Fastenal, Cl A	845	38
FedEx	752	114
Flowserve	405	18
Fluor	446	22
Fortune Brands Home & Security	500	29
General Dynamics	880	123
General Electric	27,521	866
Honeywell International	2,298	267
Illinois Tool Works	977	102
Ingersoll-Rand	783	50
Jacobs Engineering Group *	348	17
JB Hunt Transport Services	259	21
Kansas City Southern	326	29
L-3 Communications Holdings	228	33
Lockheed Martin	779	193
Masco	975	30
Nielsen Holdings	1,046	54
Norfolk Southern	905	77
Northrop Grumman	540	120
PACCAR	1,044	54

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	19

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Parker-Hannifin, Cl A	391	$42
Pentair	558	33
Pitney Bowes	554	10
Quanta Services *	532	12
Raytheon	904	123
Republic Services	673	35
Robert Half International	380	15
Rockwell Automation	386	44
Rockwell Collins	387	33
Roper Technologies	302	52
Ryder System	144	9
Snap-on	161	25
Southwest Airlines, Cl A	1,869	73
Stanley Black & Decker	440	49
Stericycle, Cl A *	250	26
Textron	843	31
TransDigm Group *	160	42
Tyco International	1,215	52
Union Pacific	2,495	218
United Continental Holdings *	1,072	44
United Parcel Service, Cl B	2,076	224
United Rentals *	302	20
United Technologies	2,327	239
Verisk Analytics, Cl A *	472	38
Waste Management	1,257	83
WW Grainger	175	40
Xylem	564	25

		5,565

Information Technology — 1.6%
Accenture, Cl A	1,863	211
Activision Blizzard	1,547	61
Adobe Systems *	1,480	142
Akamai Technologies *	546	31
Alliance Data Systems *	177	35
Alphabet, Cl A *	879	618
Alphabet, Cl C *	885	612
Amphenol, Cl A	886	51
Analog Devices	904	51
Apple	16,380	1,566
Applied Materials	3,423	82
Autodesk, Cl A *	656	35
Automatic Data Processing	1,377	126
Broadcom	1,094	170
CA	870	29
Cisco Systems	14,972	430
Citrix Systems *	487	39
Cognizant Technology Solutions, Cl A *	1,815	104
Corning, Cl B	3,345	68
CSRA	385	9
eBay *	3,142	74
Electronic Arts *	893	68

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EMC	5,943	$161
F5 Networks, Cl A *	200	23
Facebook, Cl A *	6,919	791
Fidelity National Information Services, Cl B	797	59
First Solar *	218	11
Fiserv, Cl A *	657	71
Flir Systems	394	12
Global Payments	454	32
Harris	367	31
Hewlett Packard Enterprise	5,132	94
HP	5,132	64
Intel	14,087	462
International Business Machines	2,637	400
Intuit	755	84
Juniper Networks	1,049	24
KLA-Tencor	445	33
Lam Research	461	39
Linear Technology	729	34
MasterCard, Cl A	2,930	258
Microchip Technology	628	32
Micron Technology *	3,121	43
Microsoft	23,535	1,204
Motorola Solutions	473	31
NetApp	795	20
Nvidia	1,551	73
Oracle, Cl B	9,383	384
Paychex	922	55
PayPal Holdings *	3,309	121
Qorvo *	400	22
Qualcomm	4,422	237
Red Hat *	530	38
salesforce.com *	1,919	152
Seagate Technology	836	20
Skyworks Solutions	557	35
Symantec, Cl A	1,973	41
TE Connectivity	1,110	63
Teradata *	402	10
Texas Instruments	3,011	189
Total System Services	530	28
VeriSign *	283	24
Visa, Cl A	5,723	424
Western Digital	841	40
Western Union	1,394	27
Xerox	2,716	26
Xilinx	780	36
Yahoo! *	2,602	98

		10,768

Materials — 0.2%
Air Products & Chemicals	592	84
Albemarle	300	24
Alcoa	3,789	35

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Avery Dennison	247	$18
Ball	421	30
CF Industries Holdings	718	17
Dow Chemical, Cl A	3,313	165
E.I. Du Pont de Nemours	2,586	168
Eastman Chemical	457	31
Ecolab	799	95
FMC	378	18
Freeport-McMoRan, Cl B *	3,797	42
International Flavors & Fragrances	223	28
International Paper	1,247	53
LyondellBasell Industries, Cl A	1,025	76
Martin Marietta Materials, Cl A	195	37
Mirabela Nickel *	597,236	–
Monsanto	1,312	136
Mosaic	1,082	28
Newmont Mining	1,594	62
Nucor	924	46
Owens-Illinois *	471	9
PPG Industries	813	85
Praxair	866	97
Sealed Air	570	26
Sherwin-Williams, Cl A	245	72
Vulcan Materials	390	47
WestRock	707	28

		1,557

Telecommunication Services — 0.2%
AT&T	18,489	799
CenturyTel	1,555	45
Frontier Communications	3,318	16
Level 3 Communications *	873	45
Verizon Communications	12,250	684

		1,589

Utilities — 0.3%
AES	1,824	23
AGL Resources	373	24
Alliant Energy	700	28
Ameren	740	40
American Electric Power	1,471	103
American Water Works	549	46
Centerpoint Energy	1,193	29
CMS Energy	845	39
Consolidated Edison	905	73
Dominion Resources	1,860	145
DTE Energy	541	54
Duke Energy	2,093	179
Edison International	990	77
Entergy	521	42
Eversource Energy	948	57
Exelon	2,710	98

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FirstEnergy	1,278	$45
NextEra Energy	1,402	183
NiSource	961	25
NRG Energy	935	14
PG&E	1,475	94
Pinnacle West Capital	318	26
PPL	2,022	76
Public Service Enterprise Group	1,539	72
SCANA	403	30
Sempra Energy	708	81
Southern	2,831	152
TECO Energy	648	18
WEC Energy Group	985	64
Xcel Energy	1,511	68

		2,005

Total Common Stock (Cost $52,722) ($ Thousands)		56,373

	Face Amount (Thousands)

U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Notes
0.875%, 11/30/2017	1,220	1,225
0.750%, 12/31/2017	600	602
0.750%, 01/31/2018	1,300	1,303
0.750%, 02/28/2018	1,660	1,664
0.625%, 06/30/2018	12,000	12,006
United States Treasury Bill
0.000%, 07/14/2016 (G)	1,100	1,100

Total U.S. Treasury Obligations (Cost $17,854) ($ Thousands)		17,900

COMMERCIAL PAPER(H)(I) — 1.2%
Harley-Davidson Financial Services
0.700%, 07/08/2016 (A)	3,000	2,999
Kellogg
0.580%, 07/11/2016 (A)	2,000	1,999
Nissan Motor Acceptance
0.700%, 07/08/2016 (A)	2,000	2,000
Ryder System
1.380%, 07/19/2016	1,000	1,000

Total Commercial Paper (Cost $7,999) ($ Thousands)		7,998

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	21

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.4%

Industrials — 0.4%
Seaspan, 6.375%	117,564	$2,940

Other Asset-Backed Securities — 0.0%
GSC Partners Fund V, Ser 2004-5A,
0.000% *(A)(B)	1,800	–
GSC Partners Fund V, Ser 2004-5I, 0.000% *(B)	100	–

Total Preferred Stock
(Cost $3,661) ($ Thousands)		2,940

	Face Amount (Thousands)

MUNICIPAL BONDS — 0.4%

North Carolina — 0.2%
North Carolina State Education Assistance Authority, Ser A-3, RB
1.584%, 10/25/2041 (B)	$1,250	1,187

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/2020 @ 100
8.000%, 07/01/2035 (C)	510	340
Commonwealth of Puerto Rico, Ser B, GO Callable 07/01/2019 @ 100
6.000%, 07/01/2039 (C)	35	23
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Ser Senior A, RB Callable 07/01/2018 @ 100
6.000%, 07/01/2038	55	39
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Ser Senior A, RB Callable 07/01/2022 @ 100
5.000%, 07/01/2033	25	17
Puerto Rico Sales Tax Financing Sales Tax Revenue, Sub-Ser A, RB Callable 02/01/2020 @ 100
5.500%, 08/01/2037	90	39
5.375%, 08/01/2039	960	420
Puerto Rico Sales Tax Financing Sales Tax Revenue, Sub-Ser A, RB Callable 08/01/2019 @ 100
6.500%, 08/01/2044	1,020	464
6.000%, 08/01/2042	125	56
5.750%, 08/01/2037	510	226
5.500%, 08/01/2028	35	16
Puerto Rico Sales Tax Financing Sales Tax Revenue, Sub-Ser A-1, RB Callable 08/01/2021 @ 100
5.000%, 08/01/2043	40	17

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico Sales Tax Financing Sales Tax Revenue, Sub-Ser C, RB Callable 08/01/2020 @ 100
5.250%, 08/01/2041	$30	$13
		1,670

Total Municipal Bonds (Cost $2,833) ($ Thousands)		2,857

CONVERTIBLE BOND — 0.0%
Mirabela Nickel
9.500%, 06/24/19 (A)	167	44
Total Convertible Bond
(Cost $168) ($ Thousands)		44

Total Investments – 94.8% (Cost $671,824) ($ Thousands)@		$652,013

	Contracts

PURCHASED OPTIONS(J) — 0.1%
August 2016, U.S. Call, CNH Put, Expires 08/11/2016,
Strike Price $6.66*	11,500	$110
August 2016, U.S. Call, SAR Put, Expires 08/15/2016,
Strike Price $3.78*	11,500	14
July 2016, U.S. Call, EUR Put, Expires 07/14/2016,
Strike Price $1.10*	37,169	325
September 2016, EUR Put, DKK Call, Expires 09/06/2016,
Strike Price $7.45*	19,217	52
September 2016, U.S. Call, TWD Put, Expires 09/13/2016,
Strike Price $32.48*	5,800	42

Total Purchased Options (Cost $988) ($ Thousands)		$543

WRITTEN OPTIONS(J) — (0.2)%
July 2016 Calls on SPX, Expires 07/15/2016,
Strike Price $20.70*	(176)	$(677)
July 2016 Calls on SPX, Expires 07/15/2016,
Strike Price $20.80*	(176)	(528)

Total Written Options (Premiums Received $1,442) ($ Thousands)		$(1,205)

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bond Index	(161)	Sep-2016	$(572)
S&P 500 Index E-MINI	194	Sep-2016	246
U.S. 10-Year Treasury Note	141	Sep-2016	489
U.S. 10-Year Treasury Note	(32)	Sep-2016	(168)
U.S. 2-Year Treasury Note	19	Sep-2016	29
U.S. 5-Year Treasury Note	244	Sep-2016	407
U.S. Long Treasury Bond	21	Sep-2016	173
U.S. Ultra Long Treasury Bond	16	Sep-2016	194

			$798

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2016 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
05/10/16-08/16/16	MXN	2,546	USD	194	$(4)
07/13/16-07/13/16	USD	1,500	EUR	1,336	(17)
07/13/16-07/20/16	GBP	2,241	USD	3,262	267
07/13/16-07/13/16	EUR	10,405	USD	11,804	240
08/04/16	RUB	35,528	USD	530	(21)

					$465

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(2,943)	$3,155	$212
BNP Paribas	(232)	232	–
Citigroup	(747)	752	5
Goldman Sachs	(1,597)	1,649	52
HSBC	(638)	628	(10)
JPMorgan Chase Bank	(582)	592	10
Merrill Lynch	(72)	72	–
State Street Global Markets, LLC	(9,894)	10,090	196
UBS	(112)	112	–

			$465

For the period ended June 30, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	23

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Continued)

A list of open OTC swap agreements held by the Fund at June 30, 2016, is as follows:

Interest Rate Swaps

Broker	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Bank of America	2.70%	3 Month USD - LIBOR	07/18/23	600	$(6)
Bank of America	1.56%	3 Month USD - LIBOR	07/03/18	7,150	(48)

					$(54)

Total Return Swaps

Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount ($Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	U.S. Treasury Note 2.250%	6 Month -0.40%	Asset Return	04/14/16	$331	$ 34,772
Bank of America	U.S. Treasury Note 2.250%	6 Month -0.40%	Asset Return	04/14/16	(33,466)	(33,466)

						$ 1,306

A list of open centrally cleared swap agreements held by the Fund at June 30, 2016, is as follows:

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	2.23%	3 Month USD - LIBOR	11/16/2025	$ 1,350	$(108)
Bank of America	2.27%	3 Month USD - LIBOR	08/17/2025	550	(49)
Bank of America	2.27%	3 Month USD - LIBOR	08/17/2025	600	(53)
Barclays Bank PLC	2.00%	6 Month USD - LIBOR	09/21/2026	170	(11)
Morgan Stanley	1.00%	6 Month USD - LIBOR	09/21/2026	1,990	35
Morgan Stanley	0.75%	6 Month USD - LIBOR	09/23/2023	2,470	39
Morgan Stanley	0.50%	6 Month USD - LIBOR	09/21/2021	1,800	16
Morgan Stanley	6 Month PZL - WIBOR	1.61%	09/21/2018	19,360	4
Morgan Stanley	0.33%	6 Month USD - LIBOR	09/21/2018	2,110	(2)

					$(129)

For the period ended June 30, 2016, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

List of the reverse repurchase agreement outstanding as of June 30, 2016 is as follows:

Principal Amount ($Thousands)	Counterparty		Value ($ Thousands)
$ (1,478)	RBC	1.00%	$(1,478)

Percentages are based on a Net Assets of $687,828 ($ Thousands).

*	Non-income producing security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2016, the value of these securities amounted to $279,607 ($ Thousands), 40.7% representing of the net assets of the Fund.
(B)	Variable Rate Security – The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2016.
(C)	Security is in default on interest payment.
(D)	Unfunded bank loan.
(E)	Unsettled bank loan. Interest rate not available.
(F)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on June 30, 2016. The coupon on a step bond changes on a specified date.
(G)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.
(H)	The rate reported is the effective yield at time of purchase.
(I)	Securities are held in connection with a letter of credit issued by a major bank.
(J)	For the period ended June 30, 2016, the total amount of all purchased and written options as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

CDO – Collateralized Debt Obligation

Cl – Class

CLO – Collateralized Loan Obligation

CMO – Collateralized Mortgage Obligation

DKK – Danish Krone

EUR – Euro

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GBP – British Pound Sterling

GO – General Obligation

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

MTN – Medium Term Note

MXN – Mexican Peso

PLC – Public Limited Company

PZL – Polish Zloty

RB – Revenue Bond

Re-REMIC – Re-securitization of Real Estate Mortgage Investment Conduit

RUB – Russian Ruble

S&P– Standard & Poor’s

Ser – Series

USD – United States Dollar

WIBOR – Warsaw Interbank Offered Rate

@	At June 30, 2016, the tax basis cost of the Fund’s investments was $671,824 ($ Thousands), and the unrealized appreciation and depreciation were $18,133 ($ Thousands) and $(37,944) ($ Thousands), respectively.

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Income Fund (Concluded)

The following is a list of the level of inputs used as of June 30, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$184,775	$1,621	$186,396
Corporate Obligations	–	143,513	3,177	146,690
Loan Participations	–	104,973	9,218	114,191
Sovereign Debt	–	59,242	–	59,242
Mortgage-Backed Securities	–	57,382	–	57,382
Common Stock	56,363	–	10	56,373
U.S. Treasury Obligations	–	17,900	–	17,900
Commercial Paper	–	7,998	–	7,998
Preferred Stock	2,940	–	–	2,940
Municipal Bonds	–	2,857	–	2,857
Convertible Bond	–	–	44	44

Total Investments in Securities	$59,303	$578,640	$14,070	$652,013

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$543	$–	$–	$543
Written Options	(1,205)	–	–	(1,205)
Futures Contracts *

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Unrealized Appreciation	1,538	–	–	1,538
Unrealized Depreciation	(740)	–	–	(740)
Forwards Contracts *
Unrealized Appreciation	–	507	–	507
Unrealized Depreciation	–	(42)	–	(42)
OTC Swaps
Interest Rate Swaps *
Unrealized Depreciation	–	(54)	–	(54)
Total Return Swaps *
Unrealized Appreciation	–	34,772	–	34,772
Unrealized Depreciation	–	(33,466)	–	(33,466)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	–	94	–	94
Unrealized Depreciation	–	(223)	–	(223)
Reverse Repurchase Agreement	(1,478)	–	–	(1,478)

Total Other Financial Instruments	$ (1,342)	$1,588	$–	$246

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Asset-Backed Securities	Corporate Obligations	Loan Participations	Sovereign Debt	Mortgage-Backed Securities	Common Stock	Municipal Bonds	Convertible Bonds
Balance as of September 30, 2015	$2,970	$4,185	$8,925	$-	$-	$315	$-	$47
Accrued discounts/premiums	-	(3)	19	-		-	-	-
Realized gain/(loss)	-	(186)	(56)	-	-	-	-	-
Change in unrealized appreciation/depreciation	71	(286)	(218)		-	(305)	-	(18)
Purchases	-	-	828		-	-	-	15
Sales	(41)	(533)	(280)	-	-	-	-	-
Net transfer into Level 3	-	-	-	-	-	-	-	-
Net transfer out of Level 3	(1,379)	-	-	-	-	-	-	-
Ending Balance as of June 30, 2016	$1,621	$3,177	$9,218	$-	$-	$10	$-	$44
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(524)	$(365)	$(66)	$-	$-	$(183)	$-	$(13)

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were transfers out of Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	25

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Inflation Managed Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 67.3%
U.S. Treasury Bills (A) (B)
0.456%, 12/01/2016	$96,500	$96,383
0.351%, 10/20/2016	38,000	37,973
0.348%, 11/10/2016	54,400	54,349
U.S. Treasury Inflation Protected Securities
2.625%, 07/15/2017	15,544	16,179
2.125%, 01/15/2019	38,957	41,793
1.625%, 01/15/2018	24,036	24,945
1.375%, 01/15/2020	60,466	64,560
1.250%, 07/15/2020	59,013	63,413
0.625%, 07/15/2021	80,207	84,413
0.125%, 04/15/2018	47,149	47,849
0.125%, 04/15/2019	110,737	113,077
0.125%, 04/15/2020	80,502	82,348
Total U.S. Treasury Obligations (Cost $720,412) ($ Thousands)		727,282

	Shares

COMMON STOCK — 28.1%

Bermuda — 0.1%
Teekay Shipping	29,600	211
Teekay Tankers, Cl A	240,400	716
		927

Bosnia and Herzegovina — 0.0%
Ship Finance International	40,100	591

Cayman Islands — 0.1%
Herbalife *	12,400	726

Ireland — 0.2%
Accenture, Cl A	20,600	2,334

Jersey — 0.4%
DHT Holdings	958,400	4,821

Luxembourg — 0.3%
Altisource Portfolio Solutions *	109,500	3,049

Panama — 0.2%
McDermott International *	498,400	2,462

Puerto Rico — 0.5%
Popular	157,300	4,609
Triple-S Management, Cl B *	12,800	313
		4,922

Switzerland — 0.6%
Transocean	523,900	6,229

United States — 25.7%

Consumer Discretionary — 0.0%
Scholastic, Cl B	5,700	226

Consumer Staples — 4.5%
Altria Group	103,300	7,124
Campbell Soup	93,600	6,227

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Clorox	5,500	$761
Coca-Cola	13,400	607
CVS Health	31,400	3,006
Dean Foods	326,400	5,905
Dr Pepper Snapple Group	25,600	2,474
Energizer Holdings	1,900	98
Fresh Del Monte Produce	8,000	435
Ingredion	2,900	375
Kroger	14,200	522
Medifast	10,800	359
Mondelez International, Cl A	51,700	2,353
Natural Health Trends	11,100	313
Nu Skin Enterprises, Cl A	19,700	910
Omega Protein *	19,000	380
PepsiCo	20,400	2,161
Philip Morris International	600	61
Post Holdings *	10,900	901
Procter & Gamble	38,900	3,294
Reynolds American	30,400	1,639
Sanderson Farms	6,400	554
Seaboard *	33	95
SpartanNash	3,400	104
SYSCO, Cl A	38,900	1,974
Tyson Foods, Cl A	38,200	2,551
Universal	18,600	1,074
Walgreens Boots Alliance	2,600	216
Wal-Mart Stores	30,800	2,249

		48,722

Energy — 6.1%
Antero Resources *	70,000	1,819
Atwood Oceanics, Cl A	485,300	6,076
Chevron	43,990	4,611
CVR Energy	12,000	186
Diamond Offshore Drilling	234,500	5,705
Dorian LPG *	23,700	167
Exxon Mobil	178,630	16,745
Frontline	77,820	612
Gener8 Maritime *	81,500	522
Hallador Energy	23,700	109
Marathon Petroleum	17,300	657
Noble	291,000	2,398
PHI *	10,000	179
REX American Resources *	13,400	802
Rowan, Cl A	327,600	5,785
Schlumberger, Cl A	72,800	5,757
Southwestern Energy *	13,300	167
Tesoro	79,900	5,986
Valero Energy	114,600	5,845
Western Refining	100,300	2,069
Whiting Petroleum *	9,800	91

		66,288

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Financials — 2.5%
Ambac Financial Group *	54,800	$902
Annaly Capital Management ‡	330,300	3,656
Assurant	6,900	596
Assured Guaranty	40,000	1,015
Banc of California	38,100	690
Bancorp *	22,200	134
Chimera Investment ‡	78,500	1,232
Citigroup	10,100	428
CoreSite Realty ‡	19,300	1,712
Dynex Capital ‡	29,500	205
Equity Residential ‡	59,100	4,071
Getty Realty ‡	3,443	74
Heartland Financial USA	14,400	508
Kimco Realty ‡	86,900	2,727
Markel *	631	601
MFA Financial ‡	237,100	1,724
MGIC Investment *	299,600	1,783
Old Republic International	51,000	984
Public Storage ‡	2,100	537
Ryman Hospitality Properties	26,900	1,362
Simon Property Group ‡	1,600	347
SL Green Realty ‡	2,000	213
Two Harbors Investment ‡	175,100	1,499

		27,000

Health Care — 7.1%
Aetna, Cl A	29,400	3,591
AMAG Pharmaceuticals *	33,400	799
Amedisys *	47,100	2,378
Amgen, Cl A	34,400	5,234
AMN Healthcare Services *	26,500	1,059
Anthem	14,500	1,904
Baxter International	130,700	5,910
Bristol-Myers Squibb	24,200	1,780
Bruker BioSciences	13,600	309
Cambrex *	44,000	2,276
Centene *	88,536	6,319
Charles River Laboratories International *	28,500	2,350
Cigna	300	38
Computer Programs & Systems	8,500	339
Exactech *	2,700	72
Express Scripts Holding *	8,400	637
Five Prime Therapeutics *	16,700	691
Gilead Sciences	92,600	7,725
Hologic *	24,700	855
INC Research Holdings, Cl A *	6,800	259
Johnson & Johnson	67,700	8,212
Lannett *	2,200	52
LeMaitre Vascular	11,600	166
Magellan Health *	19,400	1,276
Merck	21,900	1,262

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mettler Toledo International *	7,340	$2,678
OraSure Technologies *	53,600	317
PDL BioPharma	444,000	1,394
Pfizer	128,700	4,532
Quintiles Transnational Holdings *	32,300	2,110
ResMed	25,500	1,612
United Therapeutics *	15,200	1,610
UnitedHealth Group	19,600	2,768
Waters *	26,900	3,783

		76,297

Industrials — 1.4%
American Airlines Group	102,900	2,913
ARC Document Solutions *	9,600	37
Argan	24,800	1,035
Comfort Systems USA	1,300	42
FreightCar America, Cl A	17,900	251
Greenbrier	111,050	3,235
Hawaiian Holdings *	57,400	2,179
ManpowerGroup	5,300	341
United Continental Holdings *	108,000	4,432
USG *	7,300	197
Wabash National *	28,600	363

		15,025

Information Technology — 2.5%
Brightcove *	20,800	183
EarthLink Holdings	184,500	1,181
Electronic Arts *	36,200	2,742
ExlService Holdings *	1,200	63
Hackett Group	29,100	404
International Business Machines	48,900	7,422
Leidos Holdings	22,100	1,058
Manhattan Associates *	21,200	1,360
Microsoft	53,600	2,743
Monster Worldwide *	360,700	862
NeuStar, Cl A *	162,600	3,823
Nuance Communications *	55,000	860
Symantec, Cl A	227,500	4,673
Xerox	10,500	100
Zedge, Cl B *	7,700	35
Zix *	44,400	166

		27,675

Telecommunication Services — 0.7%
AT&T	18,700	808
Cincinnati Bell, Cl A *	62,200	284
FairPoint Communications *	27,100	398
IDT, Cl B	23,100	328
Inteliquent	26,000	517
magicJack VocalTec *	4	–
Telephone & Data Systems	117,300	3,479

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Verizon Communications	24,400	$1,362

		7,176

Utilities — 0.9%
Entergy	17,700	1,440
Exelon	55,100	2,003
MDU Resources Group	52,400	1,258
NiSource	69,500	1,843
PPL	78,200	2,952

		9,496
		277,905
Total Common Stock (Cost $274,080) ($ Thousands)		303,966

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 9.3%

Consumer Discretionary — 1.1%
21st Century Fox America
6.150%, 02/15/2041	$165	206
4.500%, 02/15/2021	260	290
4.000%, 10/01/2023	185	204
3.000%, 09/15/2022	405	422
CBS
3.500%, 01/15/2025	835	859
Comcast
6.450%, 03/15/2037	185	255
Cox Communications
2.950%, 06/30/2023 (C)	240	231
CSC Holdings
8.625%, 02/15/2019	162	179
Dana Holding
6.000%, 09/15/2023	148	150
Discovery Communications
3.450%, 03/15/2025	450	440
Ford Motor Credit
5.875%, 08/02/2021	695	797
2.597%, 11/04/2019	1,152	1,179
General Motors
3.500%, 10/02/2018	465	479
Hanesbrands
4.625%, 05/15/2024 (C)	338	339
International Game Technology
6.250%, 02/15/2022 (C)	560	569
KB Home
4.750%, 05/15/2019	382	383
Kohl’s
5.550%, 07/17/2045	710	661
MCE Finance
5.000%, 02/15/2021 (C)	405	401

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Newell Brands
3.850%, 04/01/2023		$395	$419
3.150%, 04/01/2021		1,351	1,407
Numericable-SFR
5.375%, 05/15/2022 (C)	EUR	235	264
RELX Capital
8.625%, 01/15/2019		$475	548
Time Warner
3.550%, 06/01/2024		745	791
Time Warner Cable
4.500%, 09/15/2042		330	307
Virgin Media Finance
5.250%, 02/15/2022		200	170
			11,950

Consumer Staples — 0.7%
Altria Group
4.750%, 05/05/2021		210	239
2.625%, 01/14/2020		1,160	1,206
Bunge Finance
8.500%, 06/15/2019		9	11
CVS Health
3.875%, 07/20/2025		925	1,017
Grupo Bimbo
3.875%, 06/27/2024 (C)		703	732
Kraft Heinz Foods
3.500%, 07/15/2022 (C)		664	705
2.800%, 07/02/2020 (C)		520	540
Reynolds American
4.000%, 06/12/2022		908	987
Tyson Foods
3.950%, 08/15/2024		715	772
2.650%, 08/15/2019		219	225
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (C)(D)		660	36
Walgreens Boots Alliance
3.800%, 11/18/2024		1,160	1,229
			7,699

Energy — 1.0%
Cenovus Energy
5.700%, 10/15/2019		261	276
3.000%, 08/15/2022		52	48
Diamond Offshore Drilling
4.875%, 11/01/2043		370	264
Ecopetrol
5.875%, 05/28/2045		309	269
Energy Transfer Partners
6.125%, 02/15/2017		200	205
5.200%, 02/01/2022		465	490
EnLink Midstream Partners
5.050%, 04/01/2045		507	414

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Enterprise Products Operating
5.200%, 09/01/2020		$340	$382
3.700%, 02/15/2026		1,103	1,148
Husky Energy
7.250%, 12/15/2019		151	170
Kinder Morgan Energy Partners
3.950%, 09/01/2022		990	1,008
Korea National Oil
3.125%, 04/03/2017 (C)		465	471
Marathon Petroleum
5.125%, 03/01/2021		196	217
Noble Energy
8.250%, 03/01/2019		153	175
4.150%, 12/15/2021		475	499
3.900%, 11/15/2024		606	616
ONEOK
4.250%, 02/01/2022		300	276
Petrobras Global Finance
5.750%, 01/20/2020		888	858
Plains All American Pipeline
3.600%, 11/01/2024		902	847
Regency Energy Partners
4.500%, 11/01/2023		114	111
Schlumberger Holdings
3.000%, 12/21/2020 (C)		1,345	1,403
SM Energy
6.500%, 01/01/2023		43	40
Transocean
6.500%, 11/15/2020		535	475
Valero Energy
6.125%, 02/01/2020		480	542
Williams Partners
3.900%, 01/15/2025		217	197
			11,401

Financials — 2.3%
American International Group
4.875%, 06/01/2022		520	579
American Tower
4.700%, 03/15/2022		365	403
3.500%, 01/31/2023		485	502
Bank of America MTN
6.500%, 12/31/2049 (E)		292	311
0.559%, 03/28/2018 (E)	EUR	1,100	1,216
Barclays Bank
7.750%, 04/10/2023 (E)		$393	406
7.625%, 11/21/2022		207	223
6.860%, 09/29/2049 (C)(E)		131	147
6.625%, 03/30/2022	EUR	103	134
3.650%, 03/16/2025		$330	317
Citigroup
3.875%, 03/26/2025		905	914

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cooperatieve Rabobank UA
4.375%, 08/04/2025	$657	$686
Credit Agricole
8.125%, 12/31/2049 (C)(E)	260	258
Credit Suisse Group Funding Guernsey
4.550%, 04/17/2026 (C)	567	588
Goldman Sachs Group MTN
2.274%, 11/29/2023 (E)	1,795	1,791
Hartford Financial Services Group
5.125%, 04/15/2022	655	745
Healthcare Realty Trust
5.750%, 01/15/2021	285	320
Host Hotels & Resorts
5.250%, 03/15/2022	190	209
3.750%, 10/15/2023	16	16
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (C)	746	683
JPMorgan Chase
5.400%, 01/06/2042	175	218
Lincoln National
4.200%, 03/15/2022	355	381
Lloyds Banking Group
3.100%, 07/06/2021	400	400
MetLife
5.700%, 06/15/2035	80	97
5.250%, 12/29/2049 (E)	688	683
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (C)	275	299
Mitsubishi UFJ Financial Group
2.553%, 03/01/2021 (E)	1,361	1,401
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (C)	840	915
Morgan Stanley MTN
5.500%, 07/28/2021	585	668
Murray Street Investment Trust I
4.647%, 03/09/2017 (F)	55	56
Nationwide Financial Services
5.375%, 03/25/2021 (C)	470	525
Navient MTN
7.250%, 01/25/2022	52	50
Nomura Holdings MTN
2.000%, 09/13/2016	804	805
PNC Bank
3.800%, 07/25/2023	960	1,032
Prudential Financial
5.625%, 06/15/2043 (E)	126	131
Rabobank Capital Funding Trust III
5.254%, 10/21/2016 (C)(E)	380	379
Royal Bank of Scotland Group PLC
9.500%, 03/16/2022 (E)	32	33
7.640%, 09/29/2017 (E)	100	95
7.500%, 12/29/2049 (E)	525	481

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Santander Bank
1.561%, 01/12/2018 (E)	$1,205	$1,198
Santander Issuances
5.179%, 11/19/2025	600	599
Santander UK
5.000%, 11/07/2023 (C)	700	719
Societe Generale
5.922%, 04/05/2017 (C)(E)	115	116
Standard Chartered
6.409%, 01/30/2049 (C)(E)	400	360
Trust F
5.250%, 12/15/2024 (C)	563	576
UBS Group Funding Jersey
4.125%, 09/24/2025 (C)	689	714
Welltower
5.250%, 01/15/2022	695	781
XLIT
5.500%, 03/31/2045	225	222
		24,382

Health Care — 1.0%
AbbVie
3.600%, 05/14/2025	1,744	1,827
Actavis Funding SCS
3.850%, 06/15/2024	297	311
3.800%, 03/15/2025	1,096	1,142
Baxalta
3.600%, 06/23/2022	1,040	1,073
Bayer US Finance
3.375%, 10/08/2024 (C)	405	421
Becton Dickinson
3.734%, 12/15/2024	513	553
Biogen
3.625%, 09/15/2022	647	687
Celgene
3.875%, 08/15/2025	785	837
Gilead Sciences
3.650%, 03/01/2026	500	544
Laboratory Corp of America Holdings
3.600%, 02/01/2025	385	400
Medtronic
3.500%, 03/15/2025	1,170	1,275
Perrigo Finance Unlimited
3.900%, 12/15/2024	430	436
3.500%, 12/15/2021	227	234
Thermo Fisher Scientific
4.150%, 02/01/2024	365	398
Valeant Pharmaceuticals International
6.125%, 04/15/2025 (C)	600	481
		10,619

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Industrials — 0.2%
AerCap Aviation Solutions BV
6.375%, 05/30/2017	$234	$242
Avis Budget Car Rental
5.250%, 03/15/2025 (C)	467	423
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (C)	360	386
General Electric
5.000%, 12/29/2049 (E)	300	316
Hutchison Whampoa International 14
1.625%, 10/31/2017 (C)	424	426
International Lease Finance
5.875%, 04/01/2019	325	347
Odebrecht Finance
7.125%, 06/26/2042 (C)	844	363
5.250%, 06/27/2029 (C)	457	182
		2,685

Information Technology — 0.6%
Advanced Micro Devices
6.750%, 03/01/2019	416	399
Diamond 1 Finance
7.125%, 06/15/2024 (C)	558	583
4.420%, 06/15/2021 (C)	1,375	1,415
eBay
3.800%, 03/09/2022	357	379
Fidelity National Information Services
5.000%, 10/15/2025	3	4
3.500%, 04/15/2023	188	195
KLA-Tencor
4.650%, 11/01/2024	894	975
Lam Research
2.800%, 06/15/2021	640	655
Micron Technology
7.500%, 09/15/2023 (C)	350	372
NXP BV
4.125%, 06/01/2021 (C)	550	558
Seagate HDD Cayman
4.750%, 01/01/2025	427	338
Tencent Holdings MTN
3.375%, 05/02/2019 (C)	676	701
Total System Services
2.375%, 06/01/2018	262	264
		6,838

Materials — 0.7%
Barrick Gold
4.100%, 05/01/2023	64	68
Basell Finance BV
8.100%, 03/15/2027 (C)	220	292
Dow Chemical
4.250%, 11/15/2020	131	143

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Eastman Chemical
3.800%, 03/15/2025		$420	$444
Freeport-McMoran Oil & Gas
6.500%, 11/15/2020		173	173
Glencore Funding
3.125%, 04/29/2019 (C)		1,840	1,794
International Paper
4.750%, 02/15/2022		361	401
LyondellBasell Industries
5.750%, 04/15/2024		1,100	1,309
Minsur
6.250%, 02/07/2024 (C)		168	171
Nacional del Cobre de Chile
4.500%, 09/16/2025 (C)		522	546
NOVA Chemicals
5.250%, 08/01/2023 (C)		420	422
Novelis
8.375%, 12/15/2017		99	101
Reynolds Group
5.750%, 10/15/2020		515	532
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (C)		408	388
Yamana
4.950%, 07/15/2024		462	455
			7,239

Telecommunication Services — 1.0%
America Movil
3.125%, 07/16/2022		1,355	1,390
AT&T
4.450%, 04/01/2024		763	838
3.800%, 03/15/2022		262	278
3.400%, 05/15/2025		1,905	1,949
3.000%, 02/15/2022		465	474
Rogers Communications
4.000%, 06/06/2022	CAD	60	50
SBA Tower Trust
3.156%, 10/15/2020 (C)		$950	963
Sprint Capital
6.900%, 05/01/2019		1,485	1,418
Telefonica Emisiones
5.462%, 02/16/2021		200	228
Verizon Communications
4.600%, 04/01/2021		1,160	1,301
4.272%, 01/15/2036		1,170	1,197
Wind Acquisition Finance
4.750%, 07/15/2020 (C)		535	524
			10,610

Utilities — 0.7%
AES
7.375%, 07/01/2021		415	468

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway Energy
6.125%, 04/01/2036	$390	$517
CMS Energy
5.050%, 03/15/2022	185	211
Constellation Energy Group
5.150%, 12/01/2020	70	78
Entergy
4.000%, 07/15/2022	907	973
Exelon
2.850%, 06/15/2020	1,695	1,749
Exelon Generation
4.250%, 06/15/2022	460	491
Israel Electric
5.000%, 11/12/2024 (C)	792	845
NRG Energy
6.250%, 05/01/2024	315	300
Talent Yield Investments
4.500%, 04/25/2022 (C)	1,301	1,413
		7,045

Total Corporate Obligations (Cost $98,869) ($ Thousands)		100,468

MORTGAGE-BACKED SECURITIES — 7.7%

Agency Mortgage-Backed Obligations — 2.8%
FHLMC CMO, Ser 2007-3311, Cl IE, IO
5.968%, 05/15/2037 (E)	2,982	646
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
4.703%, 11/25/2023 (E)	1,035	1,042
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
4.453%, 08/25/2024 (E)	1,165	1,161
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
4.996%, 10/25/2024 (E)	250	255
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
5.203%, 10/25/2024 (E)	1,052	1,076
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M3
3.746%, 10/25/2027 (E)	280	276
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
3.053%, 12/25/2027 (E)	1,489	1,512
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
5.153%, 04/25/2028 (E)	354	353
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M2
2.646%, 03/25/2025 (E)	530	534

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA1, Cl M2
3.103%, 03/25/2028 (E)	$1,290	$1,314
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M3
5.253%, 05/25/2028 (E)	316	311
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
3.253%, 05/25/2028 (E)	476	488
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M3
6.003%, 07/25/2028 (E)	513	533
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
5.103%, 10/25/2028 (E)	396	388
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, Cl M3
5.446%, 12/25/2028 (E)	1,095	1,091
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M3
6.803%, 09/25/2028 (E)	482	517
FNMA CMO, Ser 2011-15, Cl SA
6.607%, 03/25/2041 (E)	3,330	815
FNMA CMO, Ser 2013-130, Cl SN, IO
6.197%, 10/25/2042 (E)	4,059	755
FNMA CMO, Ser 2015-33, Cl AI, IO
5.000%, 06/25/2045	4,289	769
FNMA CMO, Ser 2015-66, Cl AS, IO
5.797%, 09/25/2045 (E)	4,014	835
FNMA CMO, Ser 2016-11, Cl SG, IO
5.697%, 03/25/2046 (E)	4,301	818
FNMA CMO, Ser 2016-19, Cl SA, IO
5.647%, 04/25/2046 (E)	4,945	889
FNMA CMO, Ser 2016-22, Cl ST, IO
5.647%, 04/25/2046 (E)	4,356	838
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.646%, 07/25/2024 (E)	220	220
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.346%, 11/25/2024 (E)	678	695
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
5.446%, 11/25/2024 (E)	255	259
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 2M2
5.003%, 02/25/2025 (E)	1,480	1,521
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
4.746%, 02/25/2025 (E)	530	538

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
4.446%, 05/25/2025 (E)	$620	$620
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
4.453%, 05/25/2025 (E)	945	945
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.453%, 07/25/2025 (E)	1,021	1,027
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M1
1.953%, 07/25/2025 (E)	479	480
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.453%, 07/25/2025 (E)	1,129	1,144
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 2M2
6.003%, 04/25/2028 (E)	980	1,000
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
6.153%, 04/25/2028 (E)	312	321
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 1M2
7.203%, 08/25/2028 (E)	708	772
FNMA Connecticut Avenue Securities, Ser 2016-C01, Cl 2M2
7.403%, 08/25/2028 (E)	731	796
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
6.453%, 09/25/2028 (E)	814	857
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 1M2
5.753%, 10/25/2028 (E)	178	181
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
6.353%, 10/25/2028 (E)	1,025	1,063
		29,655

Non-Agency Mortgage-Backed Obligations — 4.9%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	145	131
Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035	363	301
Alternative Loan Trust, Ser 2006-23CB, Cl 1A7
6.000%, 08/25/2036	232	205
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 06/25/2036	576	445
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	396	310
Alternative Loan Trust, Ser 2006-9T1, Cl A1
5.750%, 05/25/2036	258	188

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	$342	$282
Alternative Loan Trust, Ser 2007-2CB, Cl 2A4
5.750%, 03/25/2037	354	284
Banc of America Commercial Mortgage Trust, Ser 2007-4, Cl A1A
5.774%, 02/10/2051 (E)	1,723	1,780
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (E)	262	271
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl AJ
5.611%, 09/11/2041 (E)	718	719
Bellemeade Re II, Ser 2016-1A, Cl M2B
6.953%, 04/25/2026 (C)(E)	487	491
Bellemeade Re, Ser 2015-1A, Cl M1
2.946%, 07/25/2025 (C)(E)	358	355
BHMS Mortgage Trust, Ser 2014-ATLS, Cl AFX
3.600%, 07/05/2033 (C)	1,180	1,240
CGRBS Commercial Mortgage Trust, Ser 2013- VN05, Cl A
3.369%, 03/13/2035 (C)	915	974
Chase Mortgage Finance Trust Series, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	194	162
CHL Mortgage Pass-Through Trust, Ser 2006- 10, Cl 1A8
6.000%, 05/25/2036	327	275
CHL Mortgage Pass-Through Trust, Ser 2006- 13, Cl 1A18
6.250%, 09/25/2036	436	360
CHL Mortgage Pass-Through Trust, Ser 2006- 13, Cl 1A19
6.250%, 09/25/2036	157	130
CHL Mortgage Pass-Through Trust, Ser 2007- HYB2, Cl 3A1
2.899%, 02/25/2047 (E)	472	361
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl D
5.039%, 09/10/2045 (C)(E)	807	751
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.603%, 04/10/2046 (C)(E)	784	715
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	980	1,028
Citigroup Commercial Mortgage Trust, Ser 2016-C1, Cl A4
3.209%, 05/10/2049	1,099	1,158
COBALT Commercial Mortgage Trust, Ser 2007- C3, Cl A4
5.763%, 05/15/2046 (E)	466	480

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Loan Trust, Ser 2008- LS1, Cl A1A
6.094%, 12/10/2049 (E)	$1,568	$1,643
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (C)	342	342
Commercial Mortgage Pass-Through Certificates, Ser 2014-SAVA, Cl A
1.585%, 06/15/2034 (C)(E)	391	391
Commercial Mortgage Trust, Ser 2006-C8, Cl A1A
5.292%, 12/10/2046	856	866
Commercial Mortgage Trust, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	629	635
Commercial Mortgage Trust, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	613	624
Commercial Mortgage Trust, Ser 2015-CR25, Cl A4
3.759%, 08/10/2048	1,000	1,097
Credit Suisse Commercial Mortgage Trust Series, Ser 2007-C3, Cl AM
5.700%, 06/15/2039 (E)	581	587
CSAIL Commercial Mortgage Trust, Ser 2014- C3, Cl A4
3.691%, 08/15/2048	959	1,048
CSMC, Ser 2010-6R, Cl 3A2
5.875%, 01/26/2038 (C)	630	521
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
2.059%, 04/10/2031 (E)	591	583
0.636%, 12/25/2036 (E)	685	405
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	353	274
GS Mortgage Securities II, Ser 2007-GG10, Cl A4
5.794%, 08/10/2045 (E)	758	777
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	794	812
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%, 04/10/2031 (C)(E)	1,426	1,482
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.112%, 01/10/2047 (C)(E)	955	772
H/2 Asset Funding, Ser 2015-1A
2.102%, 06/24/2049	973	966
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.946%, 03/25/2035 (E)	294	248

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C32, Cl C
4.819%, 11/15/2048 (E)	$849	$791
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (C)(E)	255	254
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl AJ
5.480%, 05/15/2045 (E)	663	664
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl AM
5.372%, 05/15/2047	548	546
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.699%, 02/12/2049 (E)	300	305
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.009%, 02/15/2051 (E)	254	263
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (E)	930	960
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A3
5.420%, 01/15/2049	830	843
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A1A
5.439%, 01/15/2049	1,714	1,745
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037	279	240
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-INN, Cl A
1.362%, 06/15/2029 (C)(E)	1,145	1,131
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	889	978
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-SGP, Cl A
2.142%, 07/15/2036 (C)(E)	1,283	1,282
LB-UBS Commercial Mortgage Trust, Ser 2006- C6, Cl AJ
5.452%, 09/15/2039 (E)	462	460
LB-UBS Commercial Mortgage Trust, Ser C1, Cl AM
5.455%, 02/15/2040	395	400
LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%, 01/20/2041 (C)	601	607
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048 (C)(E)	1,030	1,056

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049 (C)(E)	$971	$971
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl AJ
5.802%, 08/12/2043 (E)	555	553
ML-CFC Commercial Mortgage Trust, Ser 2006- 4, Cl A1A
5.166%, 12/12/2049	876	881
ML-CFC Commercial Mortgage Trust, Ser 2007- 9, Cl A4
5.700%, 09/12/2049	1,158	1,204
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl SNMA
2.392%, 11/15/2026 (C)(E)	270	271
Morgan Stanley Capital I Trust, Ser 2015-XLF2, Cl AFSA
2.312%, 08/15/2026 (C)(E)	270	269
RBSSP Resecuritization Trust, Ser 2009-7, Cl 10A3
6.000%, 08/26/2037 (C)	828	710
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A6
6.610%, 05/26/2037 (C)(E)	725	553
Resource Capital, Ser 2014-CRE2, Cl A
1.496%, 04/15/2032 (C)(E)	276	272
Starwood Retail Property Trust, Ser 2014, Cl A
1.654%, 11/15/2027 (C)(E)	1,818	1,797
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	596	623
UBS-Barclays Commercial Mortgage Trust, Ser 2014-C3, Cl A4
3.091%, 08/10/2049	297	315
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl E
5.888%, 01/10/2045 (C)(E)	361	390
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A1A
6.009%, 06/15/2045 (E)	178	177
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl A4
3.789%, 12/15/2047	485	533
Wells Fargo Commercial Mortgage Trust, Ser 2015-SG1, Cl C
4.620%, 12/15/2047 (E)	794	792
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
5.696%, 11/25/2025 (C)(E)	613	606
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
5.946%, 11/25/2025 (C)(E)	163	161

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037	$205	$202
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl D
4.961%, 11/15/2045 (C)(E)	517	498
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	856	918
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A2
3.036%, 05/15/2047	701	731
		53,421

Total Mortgage-Backed Securities (Cost $83,373) ($ Thousands)		83,076

ASSET-BACKED SECURITIES — 4.4%

Automotive — 2.5%

Ally Auto Receivables Trust, Ser 2015-2, Cl A3
1.490%, 11/15/2019	509	513
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/2018	6	5
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A3
0.900%, 02/08/2019	230	230
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (C)	106	106
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (C)	435	436
Avis Budget Rental Car Funding AESOP, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (C)	594	609
Avis Budget Rental Car Funding AESOP, Ser 2016-1A, Cl A
2.990%, 06/20/2022 (C)	646	669
Bank of The West Auto Trust, Ser 2015-1, Cl A3
1.310%, 10/15/2019 (C)	1,025	1,029
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	907	910
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	771	773
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl B
2.220%, 01/22/2019	200	201

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Chrysler Capital Auto Receivables Trust, Ser 2016-AA, Cl A3
1.770%, 10/15/2020 (C)	$1,380	$1,389
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (C)	277	274
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (C)	177	176
Drive Auto Receivables Trust, Ser 2015-DA, Cl A2A
1.230%, 06/15/2018 (C)	197	197
Drive Auto Receivables Trust, Ser 2016-AA, Cl A2A
1.500%, 03/15/2018 (C)	89	89
Drive Auto Receivables Trust, Ser 2016-BA, Cl A2
1.380%, 08/15/2018 (C)	1,509	1,508
Enterprise Fleet Financing, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (C)	120	119
Enterprise Fleet Financing, Ser 2015-1, Cl A2
1.300%, 09/20/2020 (C)	725	724
Exeter Automobile Receivables Trust, Ser 2014- 2A, Cl A
1.060%, 08/15/2018 (C)	25	25
Exeter Automobile Receivables Trust, Ser 2016- 1A, Cl D
8.200%, 02/15/2023 (C)	440	440
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/2023 (C)	545	551
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	240	239
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (C)	816	839
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	999	1,000
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
1.005%, 01/15/2022 (E)	954	950
GM Financial Automobile Leasing Trust, Ser 2015-2, Cl A3
1.680%, 12/20/2018	1,190	1,200
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A1
1.650%, 05/15/2020 (C)	496	497
GMF Floorplan Owner Revolving Trust, Ser 2016-1, Cl A1
1.960%, 05/17/2021 (C)	986	993
Harley-Davidson Motorcycle Trust, Ser 2014-1, Cl A3
1.100%, 09/15/2019	400	401

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Harley-Davidson Motorcycle Trust, Ser 2015-2, Cl A3
1.300%, 03/16/2020	$1,025	$1,027
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.995%, 12/10/2027 (C)(E)	418	417
Hertz Vehicle Financing II, Ser 2015-2A, Cl A
2.020%, 09/25/2019 (C)	700	705
Hertz Vehicle Financing, Ser 2013-1A, Cl B2
2.480%, 08/25/2019 (C)	579	567
Hertz Vehicle Financing, Ser 2016-1A, Cl A
2.320%, 03/25/2020 (C)	524	529
Hyundai Auto Lease Securitization Trust, Ser 2015-A, Cl A2
1.000%, 10/16/2017 (C)	323	323
Hyundai Auto Lease Securitization Trust, Ser 2015-B, Cl A3
1.400%, 11/15/2018 (C)	817	820
Hyundai Auto Receivables Trust, Ser 2012-B, Cl C
1.950%, 10/15/2018	175	175
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 07/16/2018	495	496
Nissan Auto Lease Trust, Ser 2015-A, Cl A3
1.400%, 06/15/2018	880	883
Porsche Innovative Lease Owner Trust, Ser 2015-1, Cl A4
1.430%, 05/21/2021 (C)	1,021	1,026
Santander Drive Auto Receivables Trust, Ser 2013-2, Cl E
2.980%, 04/15/2020 (C)	1,095	1,104
Santander Drive Auto Receivables Trust, Ser 2015-3, Cl A2A
1.020%, 09/17/2018	291	291
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl A2A
1.200%, 12/17/2018	260	259
TCF Auto Receivables Owner Trust, Ser 2015- 1A, Cl A2
1.020%, 08/15/2018 (C)	419	419
Westlake Automobile Receivables Trust, Ser 2015-3A, Cl A2A
1.420%, 05/17/2021 (C)	354	354
		26,487

Credit Cards — 0.9%

Barclays Dryrock Issuance Trust, Ser 2014-3, Cl A
2.410%, 07/15/2022	570	586
Barclays Dryrock Issuance Trust, Ser 2015-1, Cl A
2.240%, 12/15/2022	989	1,005

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Barclays Dryrock Issuance Trust, Ser 2015-2, Cl A
1.560%, 03/15/2021	$1,123	$1,131
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.792%, 03/16/2020 (E)	500	497
Capital One Multi-Asset Execution Trust, Ser 2015-A5, Cl A5
1.600%, 05/17/2021	1,045	1,058
Discover Card Execution Note Trust, Ser 2015- A1, Cl A1
0.785%, 08/17/2020 (E)	750	752
Discover Card Execution Note Trust, Ser 2015- A2, Cl A
1.900%, 10/17/2022	1,020	1,044
First National Master Note Trust, Ser 2013-2, Cl A
0.965%, 10/15/2019 (E)	794	794
Synchrony Credit Card Master Note Trust, Ser 2012-2, Cl A
2.220%, 01/15/2022	1,389	1,415
Synchrony Credit Card Master Note Trust, Ser 2016-1, Cl A
2.040%, 03/15/2022	401	409
World Financial Network Credit Card Master Trust, Ser 2012-B, Cl A
1.760%, 05/17/2021	380	383
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	385	387
World Financial Network Credit Card Master Trust, Ser 2015-A, Cl A
0.922%, 02/15/2022 (E)	571	570
		10,031

Other Asset-Backed Securities — 1.0%

Ally Master Owner Trust, Ser 2014-1, Cl A2
1.290%, 01/15/2019	1,405	1,407
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	1,079	1,084
BMW Floorplan Master Owner Trust, Ser 2015- 1A, Cl A
0.934%, 07/15/2020 (C)(E)	1,565	1,565
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/2017 (C)	235	235
Citi Held For Asset Issuance, Ser 2016-PM1, Cl A
4.650%, 04/15/2025 (C)	588	596
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021	673	682

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Dell Equipment Finance Trust, Ser 2015-1, Cl A3
1.300%, 03/23/2020 (C)		$333	$334
Dell Equipment Finance Trust, Ser 2015-2, Cl A2A
1.420%, 12/22/2017 (C)		455	455
GE Dealer Floorplan Master Note Trust, Ser 2014-1, Cl A
0.818%, 07/20/2019 (E)		579	578
GE Dealer Floorplan Master Note Trust, Ser 2015-1, Cl A
0.939%, 01/20/2020 (E)		856	853
Navistar Financial Dealer Note Master Trust, Ser 2014-1, Cl A
1.203%, 10/25/2019 (C)(E)		768	769
Taco Bell Funding, Ser 2016-1A, Cl A2I
3.832%, 05/25/2046 (C)		810	826
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.798%, 07/22/2019 (C)(E)		500	496
Volvo Financial Equipment, Ser 2015-1A, Cl A3
1.510%, 06/17/2019 (C)		986	992
			10,872

Total Asset-Backed Securities (Cost $47,113) ($ Thousands)			47,390

SOVEREIGN DEBT — 0.5%
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2017	BRL	6,145	1,883
10.000%, 01/01/2027		9,305	2,556
Mexico Government International Bond MTN
5.950%, 03/19/2019		$164	183
Qatar Government International Bond
2.375%, 06/02/2021 (C)		1,027	1,038
Total Sovereign Debt (Cost $5,551) ($ Thousands)			5,660
Total Investments — 117.3% (Cost $1,229,398) ($ Thousands) @			$1,267,842

	Shares

COMMON STOCK SOLD SHORT — (13.8)%
Bermuda — 0.0%
Belmond, Cl A *		(13,100)	(130)

Cayman Islands — (0.1)%
Greenlight Capital Re *		(21,500)	(433)

United Kingdom — (0.1)%
Delphi Automotive		(4,500)	(282)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Liberty Global, Cl A *	(21,700)	$(630)
		(912)

United States — (13.6)%
Consumer Discretionary — (7.3)%
1-800-Flowers.com, Cl A *	(48,500)	(437)
America’s Car-Mart *	(16,200)	(458)
Apollo Education Group, Cl A *	(38,700)	(353)
Arctic Cat	(55,100)	(937)
Ascena Retail Group *	(395,100)	(2,762)
Ascent Capital Group, Cl A *	(37,600)	(579)
Beazer Homes USA, Cl A *	(187,400)	(1,452)
Boot Barn Holdings *	(9,100)	(78)
BorgWarner	(112,400)	(3,318)
Bridgepoint Education *	(16,600)	(120)
Cabela’s *	(25,800)	(1,292)
CarMax *	(109,800)	(5,384)
Cherokee *	(7,100)	(79)
Chipotle Mexican Grill, Cl A *	(10,102)	(4,069)
Choice Hotels International	(14,200)	(676)
Christopher & Banks *	(27,777)	(61)
ClubCorp Holdings	(17,200)	(224)
CROCS *	(39,800)	(449)
Del Frisco’s Restaurant Group *	(23,400)	(335)
Destination XL Group *	(19,700)	(90)
Dollar Tree *	(16,900)	(1,593)
EW Scripps, Cl A *	(76,500)	(1,212)
Federal-Mogul Holdings, Cl A *	(9,200)	(76)
Fiesta Restaurant Group *	(41,800)	(912)
Fox Factory Holding *	(32,400)	(563)
Fred’s, Cl A	(14,000)	(226)
Gentherm *	(24,100)	(825)
Global Eagle Entertainment *	(30,000)	(199)
Groupon, Cl A *	(345,000)	(1,121)
H&R Block	(20,600)	(474)
Hanesbrands	(136,400)	(3,428)
Harley-Davidson, Cl A	(134,700)	(6,102)
Houghton Mifflin Harcourt *	(83,700)	(1,308)
HSN, Cl A	(11,700)	(573)
Johnson Controls	(1,700)	(75)
Kate Spade *	(102,000)	(2,102)
Kona Grill *	(30,000)	(322)
La Quinta Holdings *	(17,400)	(198)
Liberty Global LiLAC *	(2,707)	(87)
Liberty Ventures, Ser A *	(156,900)	(5,816)
Lions Gate Entertainment	(70,400)	(1,424)
Malibu Boats, Cl A *	(22,000)	(266)
MarineMax *	(2,500)	(42)
Media General *	(107,300)	(1,845)
MGM Mirage *	(26,000)	(588)
Modine Manufacturing *	(6,300)	(55)
Monro Muffler	(10,000)	(636)

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Motorcar Parts of America *	(65,700)	$(1,786)
NetFlix *	(67,000)	(6,129)
New Home *	(15,900)	(152)
Penn National Gaming *	(130,600)	(1,822)
Ruby Tuesday *	(16,100)	(58)
Service International	(3,400)	(92)
Sotheby’s	(41,000)	(1,123)
Spartan Motors	(19,700)	(123)
Taylor Morrison Home, Cl A *	(45,900)	(681)
Thor Industries	(2,400)	(155)
Time	(221,800)	(3,651)
TripAdvisor *	(52,800)	(3,395)
Tuesday Morning *	(70,300)	(494)
Under Armour, Cl A *	(79,100)	(3,174)
VF	(12,400)	(762)
William Lyon Homes, Cl A *	(26,700)	(430)

		(79,248)

Financials — (1.1)%
Ally Financial *	(123,200)	(2,103)
Forestar Group *	(42,600)	(507)
Genworth Financial, Cl A *	(579,200)	(1,494)
Home BancShares	(26,600)	(527)
Kennedy-Wilson Holdings	(21,500)	(408)
Moody’s	(37,300)	(3,495)
OneMain Holdings, Cl A *	(6,500)	(148)
PHH *	(126,000)	(1,678)
Safeguard Scientifics *	(4,100)	(51)
TFS Financial	(55,400)	(954)
Yadkin Financial	(19,400)	(487)

		(11,852)

Industrials — (1.4)%
Acacia Research	(94,000)	(414)
American Science & Engineering, Cl A	(7,200)	(269)
Builders FirstSource *	(149,100)	(1,677)
CDI	(11,700)	(71)
Chart Industries *	(46,400)	(1,120)
DXP Enterprises *	(28,300)	(423)
Engility Holdings *	(9,300)	(196)
Kirby *	(16,500)	(1,029)
KLX *	(13,400)	(415)
Knight Transportation	(53,400)	(1,419)
Kratos Defense & Security Solutions *	(28,300)	(116)
LB Foster, Cl A	(17,400)	(190)
LMI Aerospace *	(5,200)	(42)
Macquarie Infrastructure	(17,700)	(1,311)
MRC Global *	(156,200)	(2,220)
Northwest Pipe Company *	(3,400)	(37)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
NOW *	(78,900)	$(1,431)
Primoris Services	(21,000)	(398)
Quad	(10,100)	(235)
Raven Industries	(14,300)	(271)
RBC Bearings *	(4,300)	(312)
Rush Enterprises, Cl A *	(7,400)	(159)
Sparton *	(4,900)	(107)
SPX	(14,300)	(212)
Team *	(1,900)	(47)
Twin Disc	(3,400)	(37)
Wesco Aircraft Holdings *	(46,000)	(617)
YRC Worldwide *	(30,400)	(268)

		(15,043)

Information Technology — (1.9)%
Apple	(15,800)	(1,510)
Applied Micro Circuits *	(120,000)	(770)
Applied Optoelectronics *	(8,100)	(90)
Bel Fuse, Cl B	(7,100)	(126)
Black Box	(16,600)	(217)
Brocade Communications Systems	(23,525)	(216)
Cabot Microelectronics	(1,500)	(63)
Calix *	(45,100)	(312)
Cavium *	(42,700)	(1,648)
Cognex	(28,100)	(1,211)
CommScope Holding *	(34,600)	(1,074)
CUI Global *	(13,300)	(67)
Cypress Semiconductor	(462,900)	(4,884)
Daktronics	(15,800)	(99)
Exar *	(17,600)	(142)
FARO Technologies *	(4,300)	(145)
Harmonic, Cl A *	(133,400)	(380)
Immersion *	(69,300)	(509)
Infinera *	(50,200)	(566)
Lattice Semiconductor *	(309,100)	(1,654)
MACOM Technology Solutions Holdings *	(12,800)	(422)
PDF Solutions *	(3,900)	(55)
Power Integrations	(3,500)	(175)
Silicon Graphics International *	(75,700)	(381)
Sonus Networks *	(41,200)	(358)
Synaptics *	(1,800)	(97)
Ultratech *	(2,200)	(51)
Veeco Instruments *	(38,000)	(629)
Viasat *	(17,800)	(1,271)
Western Digital	(1)	–
Zebra Technologies, Cl A *	(27,800)	(1,393)

		(20,515)

Materials — (1.9)%
Allegheny Technologies	(85,000)	(1,084)

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Inflation Managed Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Axiall	(64,600)	$(2,107)
Century Aluminum *	(284,300)	(1,800)
CF Industries Holdings	(11,400)	(275)
Chemours	(41,500)	(342)
Coeur Mining *	(136,800)	(1,458)
Compass Minerals International, Cl A	(43,900)	(3,257)
Deltic Timber	(2,500)	(168)
Freeport-McMoRan, Cl B	(372,900)	(4,154)
Ingevity *	(1)	–
KapStone Paper and Packaging	(28,300)	(368)
LSB Industries *	(142,980)	(1,727)
Olin	(21,200)	(527)
Real Industry *	(12,000)	(93)
Rentech *	(13,900)	(33)
TimkenSteel	(151,900)	(1,461)
WestRock	(45,600)	(1,772)

		(20,626)

		(147,284)

Total Common Stock Sold Short (Proceeds $156,071) ($ Thousands)		(148,759)

Total Investments Sold Short — (13.8)% (Proceeds $156,071) ($ Thousands) #		$(148,759)

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Brent Crude**	45	Sep-2016	$148
Coffee**	(10)	Sep-2016	(31)
Coffee Robusta**	202	Sep-2016	(2)
Copper**	111	Sep-2016	345
Corn**	913	Sep-2016	(1,934)
Cotton No. 2**	(63)	Dec-2016	14
Crude Oil**	425	Aug-2016	(735)
Crude Oil**	(90)	Nov-2016	(291)
Crude Oil**	(103)	Nov-2016	78
Crude Oil**	115	Nov-2017	452
Euro-Bobl	(116)	Sep-2016	(168)
Feeder Cattle**	(71)	Aug-2016	(51)
Gasoline**	138	Sep-2016	(457)
Gold**	265	Aug-2016	968
Heating Oil**	119	Sep-2016	(242)
Heating Oil**	35	Nov-2016	170
IPE Brent Crude**	417	Jul-2016	943
Lean Hogs**	224	Aug-2016	(332)
Live Cattle**	121	Sep-2016	(205)
LME Nickel**	(82)	Dec-2016	(469)
LME Nickel**	254	Sep-2016	855
LME Zinc**	206	Sep-2016	243

LME Zinc**	(44)	Dec-2016	$(330)
MSCI EAFE Index E-MINI	(196)	Sep-2016	(448)
Natural Gas**	377	Nov-2016	433
Natural Gas**	(188)	Nov-2016	(745)
Natural Gas**	484	Sep-2016	1,215
Palladium**	42	Sep-2016	137
Platinum**	(46)	Oct-2016	(83)
PRI LME Aluminum**	99	Sep-2016	105
S&P 500 Index E-MINI	(161)	Sep-2016	(211)
Silver**	112	Sep-2016	839
Soybean**	401	Nov-2016	350
Soybean Meal**	196	Dec-2016	(53)
Soybean Oil**	295	Dec-2016	(179)
Sugar No. 11**	(339)	Jul-2017	(991)
Sugar No. 11**	332	May-2017	1,283
Sugar No. 11**	263	Dec-2016	181
U.S. 10-Year Treasury Note	(188)	Sep-2016	(600)
U.S. 5-Year Treasury Note	10	Sep-2016	22
Wheat**	46	Sep-2016	(155)
Wheat**	38	Sep-2016	(36)
			$33

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2016 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
07/05/16-05/03/21	BRL	23,023	USD	6,140	$(909)
07/15/16	USD	2,087	MYR	8,531	39
07/15/16	USD	2,464	INR	166,251	(7)
07/15/16	SGD	5,680	USD	4,197	(23)
07/15/16	MYR	8,514	USD	2,183	61
07/20/16	USD	1,180	EUR	1,056	(7)
07/20/16	EUR	4,678	USD	5,303	102
07/21/16	GBP	2,356	USD	3,404	255
07/21/16	USD	3,049	GBP	2,208	(98)
08/04/16	USD	2,566	MXN	48,644	63
08/05/16	TWD	128,002	USD	3,923	(55)
08/12/16	AUD	3,975	USD	2,957	3
09/08/16-09/08/16	CAD	6,819	USD	5,275	22
					$(554)

A list of the counterparties for the outstanding foreign currency contracts held by the Fund at June 30, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
BNP Paribas	$(2,588)	$2,610	$22
Goldman Sachs	(2,560)	2,456	(104)
JPMorgan Chase Bank	(6,003)	5,908	(95)
Morgan Stanley	(34,122)	33,745	(377)
			$(554)

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Inflation Managed Fund (Continued)

For the period ended June 30, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of open OTC swap agreements held by the Fund at June 30, 2016, are as follows:

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation/ (Depreciation) ($Thousands)
Bank of America	SOCIETE GENERALE	SELL	3.00	12/20/17	$(550)	$13
Citibank	ADVANCED MICRO DEVICES	BUY	5.00	03/20/19	416	(9)
Citibank	SPRINT COMMUNICATIONS	BUY	5.00	6/20/19	692	69
Citibank	SPRINT COMMUNICATIONS	BUY	5.00	6/20/19	793	81
Credit Suisse	CMBX-BBB—315311	SELL	3.00	5/11/63	(812)	(3)
Credit Suisse	CMBX-BBB—331911	SELL	3.00	12/31/49	(1,093)	2
Credit Suisse	CMBX-BBB—331914	SELL	3.00	12/31/49	(227)	-
Deutsche Bank	ANADARKO PETROLEUM	SELL	1.00	09/20/17	(500)	5
						$158

Interest Rate Swap

Broker	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)		Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	2.83%	3 Month USD - LIBOR	04/12/42	$2,790,000		$(637)
						$(637)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2016, are as follows:

Interest Rate Swaps

Broker	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	1.56%	3-Month NOK -NIBOR	05/12/26	$39,970,000	$106
JPMorgan Chase Bank	1.00%	3-Month NOK - NIBOR	05/19/18	107,030,000	(25)
JPMorgan Chase Bank	0.10%	3-Month NOK - NIBOR	05/12/18	321,850,000	(38)
Morgan Stanley	2.63%	3-Month USD - LIBOR	11/10/35	2,970,000	(472)
Morgan Stanley	USD 3 Month LIBOR	3.31%	05/06/34	1,510,000	400
Morgan Stanley	2.29%	3-Month USD - LIBOR	08/04/25	5,780,000	(538)
Morgan Stanley	6-Month AUD - NIBOR	3.38%	06/09/25	3,130,000	237
Morgan Stanley	2.49%	3-Month USD - 13750	06/09/25	1,710,000	(175)
Morgan Stanley	3-Month USD - LIBOR	2.31%	05/18/25	2,820,000	(247)
Morgan Stanley	FLOATING	3-Month USD - LIBOR	04/21/25	2,760,000	(168)
Morgan Stanley	6-Month AUD - NIBOR	2.97%	03/11/25	4,780,000	238
Morgan Stanley	3-Month USD - LIBOR	2.67%	07/18/24	2,060,000	250
Morgan Stanley	2.67%	3-Month USD - LIBOR	07/10/24	2,570,000	(314)
Morgan Stanley	2.63%	3-Month USD - LIBOR	07/02/24	4,100,000	(487)
Morgan Stanley	3-Month USD - LIBOR	2.63%	05/29/24	1,990,000	215
Morgan Stanley	2.63%	3-Month USD - LIBOR	05/23/24	3,980,000	(431)
Morgan Stanley	2.82%	3-Month USD - LIBOR	04/28/24	3,520,000	(436)
Morgan Stanley	2.89%	3-Month USD - LIBOR	02/14/24	2,310,000	(309)
Morgan Stanley	2.98%	3-Month USD - LIBOR	01/14/24	2,630,000	(373)
Morgan Stanley	2.24%	3-Month USD - LIBOR	06/25/21	2,100,000	(129)
Morgan Stanley	1.69%	3-Month USD - LIBOR	08/06/20	10,830,000	(397)
Morgan Stanley	6-Month GBP - 13750	1.65%	06/05/20	3,757,000	209
Morgan Stanley	3 Month USD LIBOR	1.57%	04/01/20	10,270,000	(281)
Morgan Stanley	3-Month USD - LIBOR	1.75%	10/31/19	4,860,000	152
Morgan Stanley	3-Month USD - LIBOR	1.70%	07/02/19	1,900,000	62
Morgan Stanley	2.21%	3-Month AUD - NIBOR	04/27/18	18,540,000	(100)
Morgan Stanley	1.92%	3-Month AUD - NIBOR	10/30/17	21,790,000	(12)
Morgan Stanley	2.22%	3-Month AUD - NIBOR	06/09/17	28,860,000	(72)
Morgan Stanley	3-Month USD - LIBOR	0.81%	05/18/17	18,010,000	(24)
Morgan Stanley	2.14%	AUD NIBOR 3-Month	03/11/17	31,390,000	(41)
					$(3,200)

For the period ended June 30, 2016, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for the derivative type during the period.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Inflation Managed Fund (Continued)

A list of the reverse repurchase agreements outstanding as of June 30, 2016 was as follows:

Principal Amount ($ Thousands)	Counterparty		Value ($ Thousands)
$(13,136)	Chase Securities	0.51%	$(13,136)
(15,109)	Chase Securities	0.54%	(15,109)
(21,192)	Chase Securities	0.59%	(21,192)
(31,012)	Chase Securities	0.51%	(31,012)
(20,016)	Chase Securities	0.54%	(20,016)
(46,648)	Chase Securities	0.51%	(46,648)
(10,175)	Merrill Lynch	0.54%	(10,175)
(4,680)	Merrill Lynch	0.53%	(4,680)
(4,715)	Merrill Lynch	0.53%	(4,715)
(6,669)	Merrill Lynch	0.53%	(6,669)
(9,858)	Merrill Lynch	0.53%	(9,858)
(45,001)	Merrill Lynch	0.65%	(45,001)
			$(228,211)

Percentages are based on a Net Assets of $1,080,405 ($ Thousands).
*	Non-income producing security.
**	Future is held by the Commodity Strategy Subsidiary, Ltd. as of June 30, 2016.
‡	Real Estate Investment Trust.
(A)	Security, or a portion thereof, is held by the Commodity Strategy Subsidiary, Ltd. as of June 30, 2016.
(B)	The rate reported is the effective yield at time of purchase.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2016, the value of these securities amounted to $69,554 ($ Thousands), 6.4% representing of the net assets of the Fund.
(D)	Security is in default on interest payment.
(E)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2016.
(F)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on June 30, 2016. The coupon on a step bond changes on a specified date.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

EAFE — Europe, Australasia and Far East

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

INR — Indian Rupee

IO — Interest Only

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NIBOR — Norwegian Interbank Offered Rate

NOK — Norwegian Kroner

PLC — Public Limited Company

S&P— Standard & Poor’s

SGD — Singapore Dollar

Ser — Series

TWD — Taiwan Dollar

USD — United States Dollar

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $1,229,398 ($ Thousands), and the unrealized appreciation and depreciation were $48,854 ($ Thousands) and ($10,410) ($ Thousands) respectively.

# At June 30, 2016, the tax basis cost of the Fund’s securities sold short was $156,071 ($ Thousands), and the unrealized appreciation and depreciation were $14,547 ($ Thousands) and ($7,235) ($ Thousands) respectively.

The following is a list of the level of inputs used as of June 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$727,282	$–	$727,282
Common Stock	303,966	–	–	303,966
Corporate Obligations	–	100,468	–	100,468
Mortgage-Backed Securities	–	83,076	–	83,076
Asset-Backed Securities	–	47,390	–	47,390
Sovereign Debt	–	5,660	–	5,660

Total Investments in Securities	$303,966	$963,876	$–	$1,267,842

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(148,759)	$–	$–	$(148,759)

Total Securities Sold Short	$(148,759)	$–	$–	$(148,759)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$8,703	$—	$—	$8,703
Unrealized Depreciation	(8,670)	—	—	(8,670)
Forwards Contracts *
Unrealized Appreciation	—	545	—	545
Unrealized Depreciation	—	(1,099)	—	(1,099)
OTC Swaps
Credit Default Swaps *
Unrealized Appreciation	—	170	—	170
Unrealized Depreciation	—	(12)	—	(12)
Interest Rate Swap *
Unrealized Depreciation	—	(637)	—	(637)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	1,869	—	1,869
Unrealized Depreciation	—	(5,069)	—	(5,069)
Repurchase Agreements	—	(228,211)	—	(228,211)

Total Other Financial Instruments	$33	$(232,444)	$—	$(232,411)

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Inflation Managed Fund (Concluded)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

As of June 30, 2016, Multi-Asset Inflation Managed Fund is the seller (“providing protection”) on a total notional amount of $3.2 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX

REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$23,842	-	$(157,002)	-	$(133,160)
Maximum potential amount of future payments	1,111,023	-	2,132,000	-	3,243,023
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-		-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-		-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-400	-	-	$500,000	-	-	$500,000
> than 400	-	-	611,023	2,132,000	-	2,743,023
Total	-	-	$1,111,023	$2,132,000	-	$3,243,023

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	17

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Capital Stability Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 18.8%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029	$2,036	$2,933
3.625%, 04/15/2028	1,674	2,316
3.375%, 04/15/2032	773	1,132
2.625%, 07/15/2017	1,436	1,494
2.500%, 01/15/2029	2,083	2,639
2.375%, 01/15/2025	1,114	1,330
2.375%, 01/15/2027	2,554	3,133
2.125%, 02/15/2040	708	925
2.125%, 02/15/2041	802	1,059
2.000%, 01/15/2026	2,551	3,002
1.875%, 07/15/2019	1,581	1,710
1.750%, 01/15/2028	5,701	6,665
1.625%, 01/15/2018	2,160	2,242
1.375%, 07/15/2018	1,495	1,567
1.375%, 01/15/2020	7,166	7,651
1.375%, 02/15/2044	2,364	2,733
1.250%, 07/15/2020	3,809	4,093
1.125%, 01/15/2021	7,486	8,007
1.000%, 02/15/2046	1,652	1,766
0.750%, 02/15/2042	1,812	1,816
0.750%, 02/15/2045	3,157	3,170
0.625%, 07/15/2021	3,610	3,799
0.625%, 01/15/2024	5,235	5,480
0.625%, 01/15/2026	5,878	6,147
0.625%, 02/15/2043	2,457	2,392
0.375%, 07/15/2025	5,150	5,303
0.125%, 04/15/2018	3,207	3,255
0.125%, 04/15/2019	6,337	6,471
0.125%, 04/15/2020	6,547	6,697
0.125%, 04/15/2021	1,311	1,343
0.125%, 01/15/2022	11,215	11,430
0.125%, 07/15/2022	5,266	5,385
0.125%, 01/15/2023	5,294	5,364
0.125%, 07/15/2024	5,146	5,198

Total U.S. Treasury Obligations (Cost $126,078) ($ Thousands)		129,647

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%
FHLMC
1.375%, 05/01/2020	15,420	15,652
FNMA
5.000%, 05/11/2017	13,220	13,721

Total U.S. Government Agency Obligations (Cost $29,041) ($ Thousands)		29,373

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.8%
United States — 0.8%
Apartment Investment & Management ‡	51,000	$1,377
Hersha Hospitality Trust ‡	49,075	1,276
Pebblebrook Hotel Trust ‡	54,050	1,407
Sabra Health Care ‡	43,875	1,148
		5,208

Total Preferred Stock (Cost $4,950) ($ Thousands)		5,208

	Face Amount (Thousands)

CORPORATE OBLIGATION — 0.4%
United Kingdom — 0.4%
Royal Bank of Scotland Group PLC
7.640%, 09/29/2017 (A)	$2,700	2,565

Total Corporate Obligation (Cost $2,788) ($ Thousands)		2,565

	Shares

EXCHANGE TRADED FUND — 0.3%
United States — 0.3%
iShares MSCI Emerging Markets ETF	62,890	2,161

Total Exchange Traded Fund (Cost $2,177) ($ Thousands)		2,161

FOREIGN COMMON STOCK — 0.0%
China — 0.0%
China Merchants Shekou Industrial Zone Holdings, Cl A	119,253	256

Total Foreign Common Stock (Cost $156) ($ Thousands)		256

Total Investments — 24.6% (Cost $165,190) ($ Thousands)		$169,210

	Contracts

PURCHASED OPTION(B)* — 0.0%
iShares MSCI Emerging Markets ETF Call, Expires 07/16/2016,
Strike Price $34.00	827	$60

Total Purchased Option (Cost $22) ($ Thousands)		$60

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Capital Stability Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS(B)* — (0.1)%
Euro Stoxx 50 Short Index Call, Expires 07/16/2016
Strike Price $2,950.00	(790)	$(167)
December 2016, CNH Put, USD Call, Expires 12/17/2016
Strike Price $6.92	(6,870,000)	(54)
December 2016, EUR Call, TRY Put, Expires 12/17/2016
Strike Price $0.27	(17,131,000)	(45)
iShares MSCI Emerging Markets ETF Put, Expires 07/16/2016
Strike Price $31.50	(827)	(6)
iShares MSCI Emerging Markets ETF Put, Expires 07/16/2016
Strike Price $30.50	(2,058)	(10)

Total Written Options

(Premiums Received $294) ($ Thousands)		$(282)

WRITTEN SWAPTION(B)* — 0.0%
July 2016, IRS Swap Put, Expires 07/16/2016
Strike Rate 21.993%	(68,400,000)	(118)

Total Written Swaption
(Premiums Received $150) ($ Thousands)		$(118)

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Canadian 10-Year Bond	155	Sep-2016	$410
DJ Euro Stoxx 50 Index	33	Sep-2016	(65)
Long Gilt 10-Year Bond	90	Sep-2016	688
MSCI EAFE Index E-MINI	259	Sep-2016	(47)
S&P 500 Index E-MINI	241	Sep-2016	(249)
S&P TSX 60 Index	17	Sep-2016	(33)
Topix Index	22	Sep-2016	(184)
U.S. 10-Year Treasury Note	151	Sep-2016	468
U.S. 5-Year Treasury Note	261	Sep-2016	(25)
U.S. Ultra Long Treasury Bond	71	Sep-2016	743
			$1,706

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2016 is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
08/02/16-09/02/16	USD	3,734	BRL	13,036	$274
08/02/16-09/02/16	BRL	5,809	USD	1,740	(48)
09/20/16	USD	806	NOK	6,921	21
09/20/16	CHF	1,006	USD	1,035	(3)
09/20/16	USD	1,036	CLP	692,104	2
09/20/16-09/20/16	USD	1,710	AUD	2,306	2
09/20/16	AUD	2,306	USD	1,700	(11)
09/20/16-09/20/16	USD	2,750	HUF	779,473	(6)
09/20/16-09/20/16	USD	2,804	TRY	8,385	56
09/20/16	USD	2,885	ZAR	44,799	124
09/20/16-09/20/16	USD	3,022	PLN	11,975	(4)
09/20/16-09/20/16	USD	3,059	RUB	203,311	55
09/20/16-09/20/16	USD	3,540	MYR	14,107	(8)
09/20/16	CHF	4,049	EUR	3,741	(10)
09/20/16-09/20/16	USD	5,229	CAD	6,708	(63)
09/20/16	ZAR	5,319	USD	352	(6)
09/20/16-09/20/16	USD	5,342	INR	365,948	8
09/20/16	EUR	5,888	NOK	55,196	38
09/20/16-09/20/16	USD	6,783	MXN	126,786	34
09/20/16-09/20/16	USD	7,484	GBP	5,176	(562)
09/20/16-05/10/21	GBP	7,950	USD	11,309	677
09/20/16-09/20/16	CAD	8,095	USD	6,202	(34)
09/20/16-09/20/16	USD	8,848	EUR	7,891	(56)
09/20/16	USD	13,547	SEK	110,068	(504)
09/20/16	SEK	16,909	USD	1,992	(12)
09/20/16-09/20/16	EUR	27,271	USD	30,643	258
09/20/16	SEK	36,719	EUR	3,935	33
09/20/16	CNY	45,544	USD	6,803	(6)
09/20/16-09/20/16	MXN	65,299	USD	3,446	(65)
09/20/16	INR	133,454	USD	1,949	(2)
09/20/16-09/20/16	JPY	359,932	USD	3,519	—
09/20/16	HUF	487,723	USD	1,683	(34)
					$148

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Capital Stability Fund (Continued)

Counterparty	Currency to Deliver ($Thousands)	Currency to Receive ($Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(341)	$340	$(1)
Barclays PLC	(4,589)	4,586	(2)
BNP Paribas	(20,327)	20,150	(176)
Brown Brothers Harriman	(26,678)	27,205	527
Citigroup	(21,983)	21,905	(78)
Deutsche Bank	(1,951)	1,949	(2)
Goldman Sachs	(8,233)	8,235	2
HSBC	(6,963)	7,257	294

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase Bank	$(17,850)	$18,000	$150
Morgan Stanley	(29,655)	29,186	(469)
Royal Bank of Scotland	(10,144)	10,044	(100)
Standard Bank	(10,616)	10,620	3
			$148

For the period ended June 30, 2016, the total amount of all forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of open centrally cleared swap agreements held by the Fund at June 30, 2016, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Currency	Notional Amount ($ Thousands)	Net Unrealized (Depreciation) ($ Thousands)
Morgan Stanley	ITRAXX.XO, SERIES 25, VERSION 1	SELL	5.00	06/20/21	EUR	(990)	(41)

Morgan Stanley	ITRAXX.XO, SERIES 25, VERSION 1, 5YR	SELL	5.00	12/20/20	EUR	(710)
							(25)
Morgan Stanley	ITRAXX.XO, SERIES 25, VERSION 1	SELL	5.00	06/20/21	EUR	(1,100)
							(46)
Morgan Stanley	CDX.NA.IG, SERIES 25, VERSION 1	SELL	1.00	06/20/21		(3,080)
							(8)
Morgan Stanley	CDX.NA.IG, SERIES 25, VERSION 1	SELL	5.00	06/20/21		(1,360)
							(22)
Morgan Stanley	CDX.NA.IG, SERIES 25, VERSION 1	SELL	1.00	06/20/21		(1,910)
							(9)
Morgan Stanley	CDX.NA.IG, SERIES 25, VERSION 1, 5YR	SELL	1.00	06/20/21		(110)	-

							(151)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation ($ Thousands)
Morgan Stanley	6-Month AUD -BBSW	2.34%	06/09/26	AUD	2,080
						$19
Morgan Stanley	6-Month AUD -BBSW	2.40%	05/30/26	AUD	3,180
						41
Morgan Stanley	6-Month AUD -BBSW	2.42%	05/24/26	AUD	5,250
						78
Morgan Stanley	6-Month AUD -BBSW	2.65%	04/18/26	AUD	9,280
						277
Morgan Stanley	6-Month AUD -BBSW	2.76%	03/24/26	AUD	2,940
						110

						$525

For the period ended June 30, 2016, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $688,658 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
(1)	In U.S. dollars unless otherwise indicated.
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2016.
(B)	For the period ended June 30, 2016, the total amount of open purchased options, written options and written swaptions, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

AUD — Australian Dollar

BBSW — Australian Bank Bill Swap Rate

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH – Chinese Offshore Yuan

CNY — Chinese Yuan

DJ — Dow Jones

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Multi-Asset Capital Stability Fund (Concluded)

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HUF — Hungarian Forint

INR — Indian Rupee

IRS — Interest Rate Swap

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

PLC — Public Limited Company

PLN — Polish Zloty

RUB — Russian Ruble

S&P— Standard & Poor’s

SEK — Swedish Krona

TRY — New Turkish Lira

USD — United States Dollar

ZAR — South African Rand

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $165,190 ($ Thousands), and the unrealized appreciation and depreciation were $4,259 ($ Thousands) and $(239) ($ Thousands), respectively.

The following is a list of the levels of inputs used as of June 30, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$129,647	$–	$129,647
U.S. Government Agency Obligations	–	29,373	–	29,373
Preferred Stock	–	5,208	–	5,208
Corporate Obligation	–	2,565	–	2,565

Exchange Traded Fund	$2,161	$–	$–	$2,161
Foreign Common Stock	256	–	–	256

Total Investments in Securities	$2,417	$166,793	$–	$169,210

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$2,309	$—	$—	$2,309
Unrealized Depreciation	(603)	—	—	(603)
Forwards Contracts *
Unrealized Appreciation	—	1,582	—	1,582
Unrealized Depreciation	—	(1,434)	—	(1,434)
Purchased Option	60	—	—	60
Written Options	(282)	—	—	(282)
Written Swaption	(118)		—	(118)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Depreciation	—	(151)	—	(151)
Interest Rate Swaps *
Unrealized Appreciation	—	525	—	525

Total Other Financial Instruments	$1,366	$522	$—	$1,888

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s more recent semi-annual and annual financial statements.

As of June 30, 2016, Multi-Asset Capital Stability Fund is the seller (“providing protection”) on a total notional amount of $9.6 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX

REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	-	-	-	$263,012	$263,012
Maximum potential amount of future payments	-	-	-	$9,570,662	$9,570,662
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	>10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-400	-	-	$8,210,662	-	-	$8,210,662
> than 400	-	-	$1,360,000	-	-	$1,360,000
Total	-	-	$9,570,662	-	-	$9,570,662

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Long/Short Alternative Fund

Description	Face Amount (Thousands)	Market Value ($Thousands)

COMMERCIAL PAPER (A) — 78.8%

Banks — 8.9%
DNB Bank
0.510%, 08/19/2016 (B)	$500	$500
0.460%, 07/05/2016 (B)	630	630
Svenska Handelsbanken
0.722%, 08/09/2016 (B)	1,000	999
Westpac Banking
0.813%, 08/24/2016 (B)	1,500	1,499

		3,628

Financials — 5.3%
Export Development Canada
0.491%, 09/12/2016	1,256	1,255
Novartis Finance
0.400%, 07/19/2016 (B)	893	893

		2,148

Gas Transmission — 1.7%
Total Capital Canada
0.501%, 08/12/2016 (B)	682	682

Industrial & Other Commercial Paper — 62.9%
Alphabet
0.420%, 08/03/2016 (B)	1,520	1,519
American Honda Finance
0.470%, 07/21/2016	1,500	1,500
Apple
0.360%, 08/08/2016 (B)	1,844	1,843
BASF
0.531%, 09/01/2016 (B)	1,326	1,325
BMW US Capital
0.400%, 07/08/2016 (B)	1,378	1,378
Chevron
0.420%, 08/02/2016 (B)	1,509	1,508
Exxon Mobil
0.390%, 07/06/2016	1,558	1,558
Illinois Toolworks
0.000%, 07/01/2016	1,000	1,000
Microsoft
0.420%, 07/27/2016 (B)	1,500	1,499
Nestle Finance International
0.591%, 07/11/2016	1,500	1,500
PepsiCo
0.360%, 07/20/2016 (B)	1,232	1,232
Pfizer
0.460%, 07/25/2016 (B)	1,566	1,565
Reckitt Benckiser Treasury Services
0.400%, 07/12/2016 (B)	1,190	1,190
Roche Holdings
0.420%, 07/05/2016 (B)	1,149	1,149
Skandinaviska Enskilda Banken
0.581%, 09/07/2016 (B)	1,461	1,460
Toyota Motor Credit
0.400%, 07/07/2016	1,478	1,478

Description	Face Amount (Thousands)	Market Value ($Thousands)

COMMERCIAL PAPER (A) (continued)
Unilever Capital
0.410%, 07/11/2016 (B)	$1,695	$1,695
Wal-Mart Stores
0.390%, 07/18/2016 (B)	1,346	1,346

		25,745

Total Commercial Paper (Cost $32,201) ($ Thousands)		32,203

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.8%
FHLB (A)
0.340%, 07/14/2016	1,492	1,492
0.290%, 07/29/2016	1,452	1,452
0.280%, 07/01/2016 to 08/05/2016	1,496	1,495
0.250%, 07/15/2016	1,201	1,201

Total U.S. Government Agency Obligations (Cost $5,640) ($ Thousands)		5,640

	Shares

EXCHANGE TRADED FUNDS — 5.0%
iShares iBoxx Investment Grade Corporate Bond Fund	655	81
iShares iBoxx USD High Yield Corporate Bond ETF	23,419	1,983

Total Exchange Traded Funds (Cost $2,104) ($ Thousands)		2,064

Total Investments — 97.6% (Cost $39,945) ($ Thousands) @		$39,907

A list of the open futures contracts held by the Fund at June 30, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
MSCI Emerging Markets E-MINI	(149)	Sep-2016	$41
NASDAQ 100 Index E-MINI	55	Sep-2016	(115)
S&P Mid Cap 400 Index E-MINI	41	Sep-2016	(111)
U.S. Dollar Index	7	Sep-2016	17
MSCI EAFE Index E-MINI	74	Sep-2016	(276)
U.S. Long Treasury Bond	(29)	Sep-2016	(240)
			$(684)

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $40,875 ($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Long/Short Alternative Fund (Concluded)

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2016, the value of these securities amounted to $23,912 ($ Thousands), representing 58.5% of the net assets of the Fund.

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

FHLB — Federal Home Loan Bank

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers and Automated Quotations

S&P — Standard & Poor’s

USD — U.S. Dollar

@	At June 30, 2016, the tax basis cost of the Fund’s investments was $39,945 ($ Thousands), and the unrealized appreciation and depreciation were $5 ($ Thousands) and $(43) ($ Thousands), respectively.

The following is a list of the level of inputs used as of June 30, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$–	$32,203	$–	$32,203
U.S. Government Agency Obligations	–	5,640	–	5,640
Exchange Traded Funds	2,064	–	–	2,064

Total Investments in Securities	$2,064	$37,843	$–	$39,907

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$58	$—	$—	$58
Unrealized Depreciation	(742)	—	—	(742)

Total Other Financial Instruments	$(684)	$—	$—	$(684)

*Futures contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

COMMERCIAL PAPER (D) — 25.9%
Autozone
0.691%, 07/05/2016 (A)	$500	$500
Bedford Row Funding
0.854%, 10/26/2016 (A)	1,500	1,496
Caisse Centrale Desjardins Du Quebec
0.631%, 09/08/2016 (A)	1,000	999
0.480%, 07/05/2016 (A)	1,000	1,000
Chevron
0.511%, 07/25/2016 (A)	1,000	1,000
Coca Cola
0.975%, 03/01/2017	500	497
DBS Bank
0.671%, 07/29/2016 (A)	1,640	1,639
0.522%, 07/25/2016 (A)	750	750
Hyundai Capital America
0.700%, 07/06/2016 (A)	500	500
MetLife Short Term Funding
0.551%, 08/01/2016 (A)	1,500	1,499
0.481%, 08/16/2016 (A)	700	700
National Australia Bank
0.824%, 11/15/2016 (A)	1,000	998
Ontario Teacher Financial Trust
0.956%, 11/10/2016 (A)	750	748
0.920%, 12/16/2016 (A)	1,000	995
Sumitomo Mitsui Banking
0.753%, 09/19/2016 (A)	400	399
Thunder Bay Funding
0.500%, 07/22/2016 (A)	1,000	1,000
Toyota Motor Credit
0.943%, 01/13/2017	1,000	995
0.763%, 10/25/2016	1,000	998
Westpac Banking
1.007%, 01/13/2017 (A)	750	747

Total Commercial Paper (Cost $17,456) ($ Thousands)		17,460

CERTIFICATES OF DEPOSIT — 22.6%
Bank of Montreal
0.570%, 07/20/2016	1,000	1,000
Bank of Montreal Chicago
1.018%, 07/29/2016	500	500
Bank of Nova Scotia
1.038%, 04/12/2017 (B)	1,750	1,750
1.031%, 07/12/2016	300	300
0.812%, 08/07/2016	500	500
Bank of Tokyo-Mitsubishi UFJ NY
0.720%, 08/31/2016	1,500	1,500
Caisse Centrale Desjardins
1.040%, 09/27/2016	500	500
Canadian Imperial Bank of Commerce
1.037%, 05/02/2017 (B)	1,750	1,750
1.001%, 09/03/2016	650	650
Commonwealth Bank Australia
0.783%, 07/06/2016	1,750	1,750
National Australia Bank
1.014%, 04/27/2017	1,000	1,001
Sumitomo Mitsui Banking
0.853%, 07/26/2016	1,500	1,500
UBS
0.870%, 07/03/2016	1,000	1,000
Westpac Banking
0.908%, 01/23/2017 (B)	750	750
0.885%, 07/21/2016	750	750

Total Certificates of Deposit (Cost $15,200) ($ Thousands)		15,201

CORPORATE OBLIGATIONS — 11.2%
Financials — 11.2%
Australia & New Zealand Banking Group
1.045%, 01/10/2017 (A)(B)	1,000	1,001
Bank of Tokyo-Mitsubishi UFJ
1.550%, 09/09/2016 (A)	600	601
Citibank
0.590%, 08/04/2016	1,000	1,000
Macquarie Bank MTN
5.000%, 02/22/2017 (A)	1,100	1,125
2.000%, 08/15/2016 (A)	1,000	1,001
Royal Bank of Canada MTN
1.117%, 09/09/2016 (B)	500	500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Svenska Handelsbanken
1.112%, 09/23/2016 (B)	$1,000	$1,001
Toronto-Dominion Bank MTN
0.916%, 01/06/2017 (B)	1,300	1,300
		7,529

Total Corporate Obligations (Cost $7,530) ($ Thousands)		7,529

U.S. TREASURY OBLIGATION — 1.5%
U.S. Treasury Note
2.750%, 11/30/2016	1,000	1,010

Total U.S. Treasury Obligation (Cost $1,010) ($ Thousands)		1,010

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Conservative Income Fund (Concluded)

Description	Shares	Market Value ($Thousands)

CASH EQUIVALENT — 21.3%
SEI Daily Income Trust, Government Fund, Cl A
0.170% **†	14,374,840	$14,375
Total Cash Equivalent (Cost $14,375) ($ Thousands)		14,375

	Face Amount (Thousands)
REPURCHASE AGREEMENTS (C) — 15.6%
Bank of Montreal 0.400%, dated 06/30/2016, to be repurchased on 07/01/2016, repurchase price $3,500,039 (collateralized by various GNMA, FNMA, FHLMC and U.S. Treasury obligations, ranging in par value $200 - $3,462,508, 1.500% - 5.000%, 12/31/2018 - 11/01/2044; total market value $3,592,385)	$3,500	3,500
Goldman Sachs 0.420%, dated 06/30/2016, to be repurchased on 07/01/2016, repurchase price $3,500,041 (collateralized by a FNMA obligation, par value $3,633,345, 3.000%, 12/01/2035; total market value $3,596,704)	3,500	3,500
Toronto Dominion Bank 0.440%, dated 06/30/2016, to be repurchased on 07/01/2016, repurchase price $3,500,043 (collateralized by various U.S. Treasury Notes, ranging in par value $22,700 - $2,083,000, 0.875% -2.250%, 04/30/2017 - 11/15/2024; total market value $3,568,036)	3,500	3,500

Total Repurchase Agreements (Cost $10,500) ($ Thousands)		10,500

Total Investments — 98.1% (Cost $66,071) ($ Thousands) @		$66,075

Percentages are based on a Net Assets of $67,366 ($ Thousands).
**	Rate shown is the 7-day effective yield as of June 30, 2016.
†	Investment in Affiliated Security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2016, the value of these securities amounted to $18,698 ($ Thousands), representing 27.8% of the net assets of the Fund.
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2016.
(C)	Tri-Party Repurchase Agreement.
(D)	The rate reported is the effective yield at time of purchase.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

@ At June 30, 2016, the tax basis cost of the Fund’s investments was $66,071 ($ Thousands), and the unrealized appreciation and depreciation were $6 ($ Thousands) and $(2) ($ Thousands), respectively.

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$–	$17,460	$–	$17,460
Certificates of Deposit	–	15,201	–	15,201
Corporate Obligations	–	7,529	–	7,529
U.S. Treasury Obligation	–	1,010	–	1,010
Cash Equivalent	14,375	–	–	14,375
Repurchase Agreement	–	10,500	–	10,500

Total Investments in Securities	$14,375	$51,700	$–	$66,075

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 ($ Thousands):

Security Description	Value 9/30/2015	Purchases at Cost	Proceeds from Sales	Value 6/30/2016	Dividend Income
SEI Daily Income Trust, Government Fund, Class A	$ —	$ 14,375	$ —	$ 14,375	$ 1

Totals	$ —	$ 14,375	$ —	$ 14,375	$ 1

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Tax-Free Conservative Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 109.0%
Arizona — 2.8%
Arizona State University, Ser B, RB Callable 08/02/2016 @ 100
0.390%, 07/01/2034 (A)	$1,200	$1,200

California — 2.3%
San Francisco County California, Ser A, RB
5.000%, 09/01/2016	1,000	1,008

Colorado — 2.1%
Colorado State, RB
5.000%, 11/01/2016	905	918

Connecticut — 4.6%
Capital City Economic Development Authority, Ser B, RB Callable 08/02/2016 @ 100
0.530%, 06/15/2024 (A)	2,000	2,000

Florida — 2.8%
Escambia County Health Facilities Authority, RB, AGC Callable 09/01/2016 @ 100
0.450%, 11/15/2029 (A)	1,200	1,200

Idaho — 2.9%
Idaho State, GO
2.000%, 06/30/2017	1,250	1,266

Illinois — 5.7%
Elmhurst Illinois, AMT, RB Callable 08/02/2016 @ 100
0.860%, 02/01/2027 (A)(B)	1,715	1,715
Illinois Finance Authority, Ser D, RB
4.000%, 02/15/2017	720	734

		2,449

Indiana — 4.6%
Indiana Finance Authority, Ser C, RB Callable 07/04/2016 @ 100
0.400%, 03/01/2033 (A)(B)	2,000	2,000

Iowa — 4.6%
Iowa Finance Authority, RB Callable 08/02/2016 @ 100
0.490%, 04/02/2022 (A)(B)	2,000	2,000

Louisiana — 4.6%
Ascension Parish Industrial Development Board, RB Callable 09/01/2016 @ 100
0.470%, 10/01/2039 (A)	2,000	2,000

Description	Face Amount (Thousands)	Market Value ($Thousands)

MUNICIPAL BONDS (continued)
Massachusetts — 2.9%
Massachusetts Educational Financing Authority, Ser A, RB
5.500%, 01/01/2017	$500	$511
Worcester Massachusetts, GO
4.000%, 11/01/2016	750	758

		1,269

Michigan — 7.2%
Michigan Finance Authority, RB Callable 08/02/2016 @ 100
0.490%, 11/01/2040 (A)(B)	2,000	2,000
Michigan Strategic Fund, AMT, RB Callable 08/02/2016 @ 100
0.710%, 05/01/2020 (A)(B)	1,100	1,100

		3,100

Mississippi — 0.5%
Mississippi Business Finance, Ser A, RB Callable 09/01/2016 @ 100
0.380%, 11/01/2035 (A)	200	200

Missouri — 4.6%
Kansas City Missouri, Ser E, RB Callable 08/02/2016 @ 100
0.430%, 04/15/2034 (A)(B)	2,000	2,000

Nebraska — 0.4%
Nebraska Public Power District, Ser C, RB
5.000%, 01/01/2017	150	153

New Hampshire — 5.4%
Cheshire County New Hampshire, GO
2.000%, 12/29/2016	1,500	1,510
New Hampshire Health and Education Facilities Authority Act, RB Callable 08/02/2016 @ 100
0.370%, 07/01/2035 (A)	800	800

		2,310

New Jersey — 3.5%
Hudson County Improvement Authority, RB
2.000%, 06/27/2017	500	506
Wayne Township New Jersey, GO
2.000%, 07/14/2017	1,000	1,013

		1,519

New York — 12.8%
Broome New York, GO
2.000%, 05/05/2017	1,500	1,514
Housing Development, Ser A, RB Callable 08/02/2016 @ 100
0.480%, 11/01/2048 (A)(B)	2,000	2,000

SEI Institutional Managed Trust / Quarterly Report / June 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2016

Tax-Free Conservative Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State Dormitory Authority, Ser B, RB Callable 08/02/2016 @ 100
0.450%, 07/01/2040 (A)	$2,000	$2,000

		5,514

Ohio — 10.9%
American Municipal Power, RB
1.250%, 05/02/2017	1,000	1,005
Elyria Ohio, GO
1.125%, 05/25/2017	600	602
Franklin County Ohio, RB Callable 08/04/2016 @ 100
0.460%, 07/01/2035 (A)(B)	400	400
Hamilton County Ohio, RB Callable 08/02/2016 @ 100
0.420%, 03/01/2033 (A)(B)	1,000	1,000
Hamilton Ohio, Ser B, RB Callable 08/02/2016 @ 100
0.570%, 01/01/2035 (A)(B)	1,726	1,726

		4,733

Pennsylvania — 9.2%
Lancaster County Hospital Authority, RB Callable 08/02/2016 @ 100
0.460%, 02/15/2029 (A)(B)	2,000	2,000
Philadelphia Gas Works, Ser D, RB Callable 09/01/2016 @ 100
0.420%, 08/01/2031 (A)(B)	2,000	2,000

		4,000

Texas — 8.1%
Corpus Christi Texas Utility System Revenue, Ser A, RB
3.000%, 07/15/2016	1,000	1,001
Harris County Cultural Education Facilities Finance, Sub-Ser C-2, RB Callable 08/02/2016 @ 100
0.380%, 12/01/2027 (A)	2,000	2,000
Lewisville Independent School District, Ser B, GO
4.000%, 08/15/2016	500	502

		3,503

Virginia — 4.6%
Albemarle County Industrial Development Authority, RB Callable 08/02/2016 @ 100
0.480%, 10/01/2037 (A)(B)	2,000	2,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin — 1.9%
Oshkosh Wisconsin, Ser A, AMT, RB Callable 08/02/2016 @ 100
0.910%, 12/01/2020 (A)(B)	$840	$840

Total Municipal Bonds (Cost $47,181) ($ Thousands)		47,182

Total Investments — 109.0% (Cost $47,181) ($ Thousands) @		$47,182

Percentages are based on a Net Assets of $43,306 ($ Thousands).
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2016.
(B)	Securities are held in connection with a letter of credit issued by a major bank.

AGC — Assured Guaranty Corporation

AMT — Alternative Minimum Tax

GO — General Obligation

RB — Revenue Bond

Ser — Series

@	At June 30, 2016, the tax basis cost of the Fund’s investments was $47,181 ($ Thousands), and the unrealized appreciation and depreciation were $2 ($ Thousands) and $(1) ($ Thousands), respectively.

As of June 30, 2016, all of the Fund’s investments were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities.

For information regarding the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

.

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2016

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) of 240.15d-15(b)) as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher

Robert A. Nesher, President

Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher

Robert A. Nesher, President

Date: August 29, 2016

By	/s/ Arthur Ramanjulu

Arthur Ramanjulu, Controller & CFO

Date: August 29, 2016